UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/11

Date of reporting period:	08/31/10

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2010 are filed herewith.

GMO Alpha Only Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Cash and Cash Equivalents	90.7%
Common Stocks	83.4
Short-Term Investments	6.7
Investment Funds	2.0
Preferred Stocks	0.2
Forward Currency Contracts	0.1
Options Purchased	0.0
Written Options	(0.0)
Swap Agreements	(18.8)
Futures Contracts	(68.0)
Other	3.7
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds"). Swaps and futures concentrations use the notional value of the respective contracts for purposes of computing asset class exposures.

1

GMO Alpha Only Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		INVESTMENT FUNDS — 2.1%
		United States — 2.1%
	919,851	Vanguard Emerging Markets ETF (a)	37,511,524
		TOTAL INVESTMENT FUNDS (COST $35,925,107)	37,511,524
		MUTUAL FUNDS — 88.2%
		United States — 88.2%
		Affiliated Issuers
	20,758,760	GMO International Growth Equity Fund, Class IV	402,719,944
	21,201,494	GMO International Intrinsic Value Fund, Class IV	400,072,196
	29,731,711	GMO Quality Fund, Class VI	522,683,477
	27,458,060	GMO U.S. Core Equity Fund, Class VI	270,736,475
	921,058	GMO U.S. Treasury Fund	23,026,455
		Total United States	1,619,238,547
		TOTAL MUTUAL FUNDS (COST $1,593,877,105)	1,619,238,547
		SHORT-TERM INVESTMENTS — 2.9%
		Time Deposits — 2.9%
USD	15,000,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.21%, due 09/01/10	15,000,000
USD	8,514,373	Commerzbank (Frankfurt) Time Deposit, 0.21%, due 09/01/10	8,514,373
USD	15,000,000	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.21%, due 09/01/10	15,000,000
USD	15,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	15,000,000
		Total Time Deposits	53,514,373
		TOTAL SHORT-TERM INVESTMENTS (COST $53,514,373)	53,514,373
		TOTAL INVESTMENTS — 93.2% (Cost $1,683,316,585)	1,710,264,444
		Other Assets and Liabilities (net) — 6.8%	125,546,840
		TOTAL NET ASSETS — 100.0%	$1,835,811,284

See accompanying notes to the financial statements.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	J.P. Morgan Chase Bank	SEK	1,341,802	$181,383	$1,423
Sales #
10/22/10	Brown Brothers Harriman & Co.	AUD	22,016,382	$19,468,518	$61,067
10/22/10	Deutsche Bank AG	AUD	24,053,647	21,270,018	47,568
10/22/10	Brown Brothers Harriman & Co.	CHF	21,534,626	21,220,813	(443,976)
10/22/10	Bank of America	CHF	19,343,050	19,061,173	(446,278)
10/22/10	Barclays	DKK	25,320,501	4,310,159	56,650
10/22/10	Morgan Stanley	DKK	3,234,969	550,670	6,781
10/22/10	Bank of New York Mellon	EUR	24,824,119	31,456,223	414,718
10/22/10	Barclays	EUR	24,183,605	30,644,587	406,678
10/22/10	J.P. Morgan Chase Bank	EUR	28,751,706	36,433,119	423,147
10/22/10	Royal Bank of Scotland PLC	EUR	29,622,970	37,537,153	486,328
10/22/10	State Street Bank and Trust Co.	EUR	8,425,608	10,676,625	124,162
10/22/10	Bank of America	GBP	12,527,988	19,206,928	421,923
10/22/10	Bank of New York Mellon	GBP	29,117,562	44,640,762	981,799
10/22/10	Deutsche Bank AG	GBP	13,418,272	20,571,842	374,440
10/22/10	J.P. Morgan Chase Bank	GBP	14,503,247	22,235,241	414,747
10/22/10	J.P. Morgan Chase Bank	HKD	99,792,955	12,833,593	12,354
10/22/10	Barclays	JPY	3,147,388,893	37,485,285	(556,671)
10/22/10	J.P. Morgan Chase Bank	JPY	1,549,284,950	18,451,926	(270,808)
10/22/10	Royal Bank of Scotland PLC	JPY	4,400,772,943	52,413,043	(808,688)
10/22/10	State Street Bank and Trust Co.	JPY	433,314,273	5,160,757	(81,258)
10/22/10	Barclays	NOK	23,985,649	3,792,445	95,158
10/22/10	Brown Brothers Harriman & Co.	NZD	716,041	497,231	5,838
10/22/10	Bank of New York Mellon	SEK	56,677,163	7,661,527	28,517

See accompanying notes to the financial statements.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/22/10	J.P. Morgan Chase Bank	SEK	51,151,099	$6,914,522	$(1,420)
10/22/10	Deutsche Bank AG	SGD	11,342,837	8,367,868	(35,344)
				$492,862,028	$1,717,432

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
8,625	S&P 500 E-Mini Index	September 2010	$452,057,813	$10,131,918
182	Amesterdam Exchanges	September 2010	14,517,724	398,949
231	DAX	September 2010	43,112,136	377,587
1,552	FTSE 100 Index	September 2010	123,176,405	(321,021)
112	Hang Seng	September 2010	14,693,926	76,335
421	S&P 400 E-Mini Index	September 2010	30,358,310	1,194,480
131	FTSE/MIB	September 2010	16,292,824	224,689
482	SPI 200	September 2010	47,225,212	1,389,249
1,256	CAC 40	September 2010	55,218,299	2,171,860
166	IBEX 35	September 2010	21,323,308	282,024
191	MSCI Singapore	September 2010	9,836,309	(138,854)
4,570	Russell 2000 Mini	September 2010	274,931,200	21,207,024
1,345	TOPIX	September 2010	128,078,389	11,831,836
1,218	OMXS 30	September 2010	16,625,837	579,079
			$1,247,447,692	$49,405,155

See accompanying notes to the financial statements.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
199,886,869	USD	3/30/2011	Deutsche Bank AG	MSCI Daily Total	12 month
				Return EAFE	LIBOR -0.73%	$15,491,956
100,983,424	USD	5/10/2011	BNP Paribas	MSCI Daily Total Return EAFE	12 month LIBOR -0.78%	1,440,722
45,000,526	USD	1/19/2011	BNP Paribas	MSCI Daily Total Return EAFE	12 month LIBOR -0.78%	5,034,005
						$21,966,683
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ETF – Exchange – Traded Fund

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

(a)  Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF is a separate investment portfolio of Vanguard, Inc., a registered investment company. The Vanguard Emerging Markets ETF invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

See accompanying notes to the financial statements.

5

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $89,439,480) (Note 2)	$91,025,897
Investments in affiliated issuers, at value (cost $1,593,877,105) (Notes 2 and 10)	1,619,238,547
Receivable for Fund shares sold	6,500,000
Unrealized appreciation on open forward currency contracts (Note 4)	4,363,298
Receivable for collateral on open futures contracts (Note 4)	97,622,479
Receivable for variation margin on open futures contracts (Note 4)	3,690,928
Receivable for open swap contracts (Note 4)	21,966,683
Receivable for expenses reimbursed by Manager (Note 5)	693,015
Total assets	1,845,100,847
Liabilities:
Due to custodian	13,884
Payable for Fund shares repurchased	5,500,000
Payable to affiliate for (Note 5):
Management fee	771,409
Shareholder service fee	157,290
Trustees and Chief Compliance Officer of GMO Trust fees	3,170
Unrealized depreciation on open forward currency contracts (Note 4)	2,644,443
Accrued expenses	199,367
Total liabilities	9,289,563
Net assets	$1,835,811,284
Net assets consist of:
Paid-in capital	$2,944,590,344
Accumulated undistributed net investment income	11,745,781
Accumulated net realized loss	(1,220,563,398)
Net unrealized appreciation	100,038,557
$1,835,811,284
Net assets attributable to:
Class III shares	$71,139,940
Class IV shares	$1,764,671,344
Shares outstanding:
Class III	14,617,108
Class IV	362,524,974
Net asset value per share:
Class III	$4.87
Class IV	$4.87

See accompanying notes to the financial statements.

7

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$11,216,158
Interest	9,171
Dividends	44
Total investment income	11,225,373
Expenses:
Management fee (Note 5)	4,469,748
Shareholder service fee – Class III (Note 5)	52,850
Shareholder service fee – Class IV (Note 5)	858,716
Custodian and fund accounting agent fees	139,380
Legal fees	51,060
Audit and tax fees	35,788
Transfer agent fees	21,160
Trustees fees and related expenses (Note 5)	19,133
Registration fees	1,932
Miscellaneous	15,548
Total expenses	5,665,315
Fees and expenses reimbursed by Manager (Note 5)	(251,344)
Expense reductions (Note 2)	(22)
Indirectly incurred fees waived or borne by Manager (Note 5)	(3,229,871)
Shareholder service fee waived (Note 5)	(570,633)
Net expenses	1,613,445
Net investment income (loss)	9,611,928
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	38,674,605
Realized gains distributions from affiliated issuers (Note 10)	313
Closed futures contracts	(5,102,001)
Closed swap contracts	(22,483,365)
Foreign currency, forward contracts and foreign currency related transactions	4,386,408
Net realized gain (loss)	15,475,960
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,586,417
Investments in affiliated issuers	(100,093,913)
Open futures contracts	49,377,820
Open swap contracts	8,181,350
Foreign currency, forward contracts and foreign currency related transactions	1,009,264
Net unrealized gain (loss)	(39,939,062)
Net realized and unrealized gain (loss)	(24,463,102)
Net increase (decrease) in net assets resulting from operations	$(14,851,174)

See accompanying notes to the financial statements.

8

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,611,928	$27,295,546
Net realized gain (loss)	15,475,960	(671,971,029)
Change in net unrealized appreciation (depreciation)	(39,939,062)	537,944,298
Net increase (decrease) in net assets from operations	(14,851,174)	(106,731,185)
Distributions to shareholders from:
Net investment income
Class III	—	(6,172,043)
Class IV	—	(87,315,114)
Total distributions from net investment income	—	(93,487,157)
Net share transactions (Note 9):
Class III	345,319	(34,627,393)
Class IV	130,554,653	(21,256,031)
Increase (decrease) in net assets resulting from net share transactions	130,899,972	(55,883,424)
Total increase (decrease) in net assets	116,048,798	(256,101,766)
Net assets:
Beginning of period	1,719,762,486	1,975,864,252
End of period (including accumulated undistributed net investment income of $11,745,781 and $2,133,853, respectively)	$1,835,811,284	$1,719,762,486

See accompanying notes to the financial statements.

9

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$4.91		$5.77		$11.11		$10.42		$10.36	$10.26
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.11		0.23		0.21		0.17	0.16
Net realized and unrealized gain (loss)	(0.07)		(0.67)		0.93		0.70		0.10	0.31
Total from investment operations	(0.04)		(0.56)		1.16		0.91		0.27	0.47
Less distributions to shareholders:
From net investment income	—		(0.30)		(4.41)		(0.22)		(0.21)	(0.37)
From net realized gains	—		—		(2.09)		—		—	—
Total distributions	—		(0.30)		(6.50)		(0.22)		(0.21)	(0.37)
Net asset value, end of period	$4.87		$4.91		$5.77		$11.11		$10.42	$10.36
Total Return(b)	(0.81	)%**	(10.30)%		11.92%		8.74%		2.64%	4.63%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$71,140		$71,481		$121,711		$176,067		$166,626	$1,460,161
Net expenses to average daily net assets(c)	0.23	%(d)*	0.24	%(d)	0.23	%(d)	0.16	%(d)	0.15%	0.10%
Net investment income (loss) to average daily net assets(a)	1.07	%*	2.16%		2.37%		1.91%		1.66%	1.52%
Portfolio turnover rate	46	%**	114%		87%		44%		22%	40%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(e)	0.45	%*	0.45%		0.44%		0.51%		0.53%	0.59%
Redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.00	(g)	$0.01		$0.01	$0.02

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

(f)  There were no purchase premiums and redemption fees during the period.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007(a)
Net asset value, beginning of period	$4.91		$5.77		$11.11		$10.41		$10.37
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.03		0.11		0.24		0.21		0.20
Net realized and unrealized gain (loss)	(0.07)		(0.67)		0.92		0.71		0.06
Total from investment operations	(0.04)		(0.56)		1.16		0.92		0.26
Less distributions to shareholders:
From net investment income	—		(0.30)		(4.41)		(0.22)		(0.22)
From net realized gains	—		—		(2.09)		—		—
Total distributions	—		(0.30)		(6.50)		(0.22)		(0.22)
Net asset value, end of period	$4.87		$4.91		$5.77		$11.11		$10.41
Total Return(c)	(0.81	)%**	(10.30)%		12.00%		8.90%		2.54	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,764,671		$1,648,282		$1,854,153		$2,557,970		$1,693,793
Net expenses to average daily net assets(d)	0.18	%(e)*	0.18	%(e)	0.18	%(e)	0.11	%(e)	0.10	%*
Net investment income (loss) to average daily net assets(b)	1.08	%*	2.11%		2.52%		1.96%		1.93	%*
Portfolio turnover rate	46	%**	114%		87%		44%		22	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.45	%*	0.46%		0.44%		0.51%		0.53	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00	(h)	$0.01		$0.00	(g)

(a)  Period from March 2, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

(g)  There were no purchase premiums and redemption fees during the period.

(h)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Alpha Only Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to outperform its benchmark, the Citigroup 3 Month Treasury Bill Index. The Fund's investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure. To gain long investment exposure, the Fund invests primarily in shares of GMO U.S. Equity Funds and GMO International Equity Funds, and also may invest in shares of GMO Emerging Country Debt Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying funds. To gain short investment exposure, the Fund may use over-the-counter ("OTC") and exchange-traded derivatives (including futures, swap contracts, and currency forwards) and by making short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and securities in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, and emerging country debt) and sub-asset classes (e.g., small-to-mid cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes). The Manager changes the Fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

12

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the funds in which the Fund invests ("underlying funds") and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 44.4% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments.

13

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Those underlying funds classify such securities (as defined below) as Level 2. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Funds
United States	$37,511,524	$—	$—	$37,511,524
TOTAL INVESTMENT FUNDS	37,511,524	—	—	37,511,524
Mutual Funds
United States	1,619,238,547	—	—	1,619,238,547
TOTAL MUTUAL FUNDS	1,619,238,547	—	—	1,619,238,547
Short-Term Investments	53,514,373	—	—	53,514,373
Total Investments	1,710,264,444	—	—	1,710,264,444

14

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign exchange risk	$—	$4,363,298	$—	$4,363,298
Futures Contracts Equity risk	32,533,422	17,331,608	—	49,865,030
Swap Agreements Equity risk	—	21,966,683	—	21,966,683
Total Derivatives	32,533,422	43,661,589	—	76,195,011
Total	$1,742,797,866	$43,661,589	$—	$1,786,459,455

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign exchange risk	$—	$(2,644,443)	$—	$(2,644,443)
Futures Contracts Equity risk	—	(459,875)	—	(459,875)
Total Derivatives	—	(3,104,318)	—	(3,104,318)
Total	$—	$(3,104,318)	$—	$(3,104,318)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

15

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $162,499,519.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(710,774,856)
Total	$(710,774,856)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,954,366,242	$—	$(244,101,798)	$(244,101,798)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are

17

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. The Fund and some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund's or the underlying fund's performance more than if the Fund or the underlying fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk. This risk is particularly pronounced because the Fund uses various types of exchange-traded and over-the counter derivatives to attempt to implement its investment strategy.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds

19

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. In addition, the value of the Fund's shares will be adversely affected if the equity investments that are the subject of the Fund's short positions appreciate in value.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent a Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening credit spreads on asset-backed securities.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives may cause the Fund's portfolio to be leveraged. The Fund and some underlying funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Other principal risks of an investment in the Fund include Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of the Fund's investments denominated in foreign currencies, or that the U.S. dollar will decline in value relative to the foreign currency being hedged); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

price fluctuations resulting from dependence on future earnings expectations); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investment in companies with smaller market capitalizations); Short Sales Risk (risk that an underlying fund's loss on a short sale of securities that the Fund does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing

21

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance

22

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to hedge some or all of the currency exposure of the underlying Funds and assets in which the Fund invests, adjust against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing 0.9% of the net assets of the Fund, directly and through investments in the underlying funds, were valued using fair value prices based on those adjustments. The Fund and those underlying funds classify such securities as Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying

24

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

25

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

26

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$—	$—	$—	$49,865,030	$—	$49,865,030
Unrealized appreciation on forward currency contracts	—	4,363,298	—	—	—	4,363,298
Unrealized appreciation on swap agreements	—	—	—	21,966,683	—	21,966,683
Total	$—	$4,363,298	$—	$71,831,713	$—	$76,195,011
Liabilities:
Unrealized depreciation on futures contracts*	$—	$—	$—	$(459,875)	$—	$(459,875)
Unrealized depreciation on forward currency contracts	—	(2,644,443)	—	—	—	(2,644,443)
Total	$—	$(2,644,443)	$—	$(459,875)	$—	$(3,104,318)

27

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(5,102,001)	$—	$(5,102,001)
Forward currency contracts	—	3,725,171	—	—	—	3,725,171
Swap contracts	—	—	—	(22,483,365)	—	(22,483,365)
Total	$—	$3,725,171	$—	$(27,585,366)	$—	$(23,860,195)
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$49,377,820	$—	$49,377,820
Forward currency contracts	—	993,838	—	—	—	993,838
Swap contracts	—	—	—	8,181,350	—	8,181,350
Total	$—	$993,838	$—	$57,559,170	$—	$58,553,008

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements
Average amount outstanding	$502,817,847	$977,018,630	$494,126,819

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's

28

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.50% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $19,133 and $6,716, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.364%	0.064%	0.428%

29

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $898,861,479 and $736,944,694, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 80.87% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of the Trust.

As of August 31, 2010, 0.19% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 98.69% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,126,746	$15,130,469	14,274,158	$72,446,196
Shares issued to shareholders in reinvestment of distributions	—	—	962,240	5,306,700
Shares repurchased	(3,058,314)	(14,785,150)	(21,771,208)	(112,380,289)
Net increase (decrease)	68,432	$345,319	(6,534,810)	$(34,627,393)

30

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	65,530,351	$316,900,868	201,793,852	$1,008,931,852
Shares issued to shareholders in reinvestment of distributions	—	—	15,779,561	87,315,114
Shares repurchased	(38,498,253)	(186,346,215)	(203,304,382)	(1,117,502,997)
Net increase (decrease)	27,032,098	$130,554,653	14,269,031	$(21,256,031)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$373,227,353	$95,519,289	$64,666,778	$1,378,188	$—	$402,719,944
GMO International Intrinsic Value Fund, Class IV	370,530,202	103,129,009	64,882,790	1,667,409	—	400,072,196
GMO International Small Companies Fund, Class III	16,554,137	152,713	16,859,445	152,713	—	—
GMO Quality Fund, Class VI	497,679,365	131,133,939	70,041,120	5,589,839		522,683,477
GMO U.S. Core Equity Fund, Class VI	276,676,267	52,962,368	43,472,313	2,389,268	—	270,736,475
GMO U.S. Treasury Fund	19,998,853	480,039,055	477,022,248	38,741	313	23,026,455
Totals	$1,554,666,177	$862,936,373	$736,944,694	$11,216,158	$313	$1,619,238,547

31

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

11.  Subsequent events

On October 5, 2010, the Fund's Board of Trustees approved a reverse stock split for Class III and Class IV of the Fund. It is anticipated that the reverse splits will be effective for shareholders of record after the close of the NYSE on or about November 12, 2010. Each share class will trade at its post-split prices on or about November 15, 2010, and the ticker symbols and cusips for the share classes will not change.

The reverse splits will reduce the number of shares outstanding for the share classes, and result in a proportionate increase in the price per share of each share class. The reverse splits do not change the value of a shareholder's investment. For example, for a 1-for-5 reverse split, every five pre-split shares held by a shareholder will result in the receipt of one post-split share, which will be priced five times higher than the pre-split shares.

32

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the

33

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to the peer group data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which

34

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

35

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.66%	$1,000.00	$991.90	$3.31
2) Hypothetical	0.66%	$1,000.00	$1,021.88	$3.36
Class IV
1) Actual	0.61%	$1,000.00	$991.90	$3.06
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Alternative Asset Opportunities Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	46.6%
Swap Agreements**	32.8
Futures Contracts**	10.7
Short-Term Investments	9.6
Forward Currency Contracts	0.4
Other	(0.1)
100.0%

(a)  GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds"). Swaps and futures concentrations use the notional value of respective contracts for purposes of computing asset class exposures.

**  Represents commodity exposure. See Consolidated Schedule of Investments.

1

GMO Alternative Asset Opportunities Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 39.2%
	U.S. Government — 39.2%
7,906,824	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b) (c)	8,005,043
	TOTAL DEBT OBLIGATIONS (COST $8,053,183)	8,005,043
	MUTUAL FUNDS — 46.3%
	Affiliated Issuers — 46.3%
791,020	GMO Short-Duration Collateral Fund	9,239,117
8,245	GMO U.S. Treasury Fund	206,128
	TOTAL MUTUAL FUNDS (COST $10,746,322)	9,445,245
	SHORT-TERM INVESTMENTS — 15.3%
	Money Market Funds — 1.6%
312,170	SSgA USD Liquidity Fund-Class I Stable NAV Shares (a) (d)	312,170
16,173	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	16,173
	Total Money Market Funds	328,343
	U.S. Government — 13.7%
2,800,000	U.S. Treasury Bill, 0.21%, due 06/30/11 (a) (e)	2,795,066
	TOTAL SHORT-TERM INVESTMENTS (COST $3,121,703)	3,123,409
	TOTAL INVESTMENTS — 100.8% (Cost $21,921,208)	20,573,697
	Other Assets and Liabilities (net) — (0.8%)	(157,135)
	TOTAL NET ASSETS — 100.0%	$20,416,562

See accompanying notes to the financial statements.

2

GMO Alternative Asset Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
4	Coffee "C"	December 2010	$267,675	$(1,294)
8	Cotton No. 2	December 2010	344,800	28,906
4	Gold 100 OZ	December 2010	500,120	23,423
3	Lean Hogs	October 2010	90,180	(1,874)
12	Live Cattle	October 2010	466,920	12,125
7	Soybean	November 2010	353,500	4,708
16	Soybean Meal	December 2010	472,320	46,172
2	Soybean Oil	December 2010	48,060	(62)
4	Wheat	December 2010	137,150	(3,930)
			$2,680,725	$108,174
Sales
9	Cocoa	December 2010	$246,240	$11,887
2	Corn	December 2010	43,925	(9,559)
1	Gasoline RBOB	September 2010	78,011	(67)
3	Heating Oil	September 2010	250,954	5
3	Light Sweet Crude Oil	September 2010	215,760	12,618
6	Natural Gas	September 2010	228,960	13,146
3	Sugar 11	September 2010	66,360	(11,371)
			$1,130,210	$16,659

See accompanying notes to the financial statements.

3

GMO Alternative Asset Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements (a)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
11,413,905	USD	10/14/2010	Barclays	1 month	Return on DJ-AIG
				T-Bill + 0.23%	Commodity Index (b)	$(107,010)
$(107,010)
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements, and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

(a)  All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(d)  Fund is domiciled in Ireland.

(e)  Rate shown represents yield-to-maturity.

RBOB - Reformulated Blendstock for Oxygenate Blending.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (consolidated cost $11,174,886) (Note 2)	$16,173	$11,112,279	$—	$11,128,452
Investments in affiliated issuers, at value (consolidated cost $10,746,322) (Note 2)	20,475,802	—	(11,030,557)	9,445,245
Dividends and interest receivable	—	72,078	—	72,078
Receivable for expenses reimbursed by Manager (Note 5)	12,901	9,455	—	22,356
Total assets	20,504,876	11,193,812	(11,030,557)	20,668,131
Liabilities:
Payable to affiliate for (Note 5):
Management fee	12,253	—	—	12,253
Shareholder service fee	2,626	—	—	2,626
Trustees and Chief Compliance Officer of GMO Trust fees	107	—	—	107
Payable for variation margin on open futures contracts (Note 4)	—	6,221	—	6,221
Payable for open swap contracts (Note 4)	—	107,010	—	107,010
Accrued expenses	73,328	50,024	—	123,352
Total liabilities	88,314	163,255	—	251,569
Net assets	$20,416,562	$11,030,557	$(11,030,557)	$20,416,562
Shareholders' capital	$20,416,562			$20,416,562
Shares outstanding	751,407			751,407
Net asset value per share	$27.17			$27.17

See accompanying notes to the financial statements.

5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidating Statement of Operations — For the Six Months Ended August 31, 2010 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Investment Income:
Dividends from affiliated issuers (Note 10)	$87,478	$—	$—	$87,478
Dividends	5	157	—	162
Interest	—	58,280	—	58,280
Total income (loss)	87,483	58,437	—	145,920
Expenses:
Management fee (Note 5)	60,720	—	—	60,720
Shareholder service fee (Note 5)	16,895	—	—	16,895
Audit and tax fees	47,288	—	—	47,288
Custodian and transfer agent fees	1,840	36,156	—	37,996
Legal fees	552	—	—	552
Trustees fees and related expenses (Note 5)	290	9,476	—	9,766
Miscellaneous	184	3,772	—	3,956
Total expenses	127,769	49,404	—	177,173
Fees and expenses reimbursed by Manager (Note 5)	(59,808)	(49,404)	—	(109,212)
Net expenses	67,961	—	—	67,961
Net investment income (loss)	19,522	58,437	—	77,959
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	5,258	—	5,258
Investments in affiliated issuers	(518,608)	—	518,055	(553)
Realized gains distribution from affiliated issuers (Note 10)	125	—	—	125
Closed futures contracts	—	(302,227)	—	(302,227)
Closed swap contracts	—	(206,657)	—	(206,657)
Net realized gain (loss)	(518,483)	(503,626)	518,055	(504,054)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	(61,455)	—	(61,455)
Investments in affiliated issuers	459,782	—	(75,681)	384,101
Open futures contracts	—	131,211	—	131,211
Open swap contracts	—	(66,941)	—	(66,941)
Net unrealized gain (loss)	459,782	2,815	(75,681)	386,916
Net realized and unrealized gain (loss)	(58,701)	(500,811)	442,374	(117,138)
Net increase (decrease) in net assets resulting from operations	$(39,179)	$(442,374)	$442,374	$(39,179)

See accompanying notes to the financial statements.

6

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Year Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$77,959	$441,050
Net realized gain (loss)	(504,054)	1,411,897
Change in net unrealized appreciation (depreciation)	386,916	3,326,812
Net increase (decrease) in net assets from operations	(39,179)	5,179,759
Fund share transactions: (Note 9)
Cost of shares repurchased	(2,644,369)	(4,493,912)
Redemption fees	—	25,396
Net increase (decrease) in Fund share transactions	(2,644,369)	(4,468,516)
Total increase (decrease) in net assets	(2,683,548)	711,243
Net assets:
Beginning of period	23,100,110	22,388,867
End of period	$20,416,562	$23,100,110

See accompanying notes to the financial statements.

7

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008	2007	2006(a)
Net asset value, beginning of period	$27.24		$21.94	$33.11		$28.54	$26.63	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.46	0.93		0.69	1.28	0.73
Net realized and unrealized gain (loss)	(0.16)		4.84	(12.10)		3.88 (c)	0.63	0.90
Total from investment operations	(0.07)		5.30	(11.17)		4.57	1.91	1.63
Net asset value, end of period	$27.17		$27.24	$21.94		$33.11	$28.54	$26.63
Total Return(d)	(0.26	)%**	24.16%	(33.74)%		16.01%	7.17%	6.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$20,417		$23,100	$22,389		$33,972	$174,514	$181,947
Net expenses to average daily net assets(e)	0.60	%*	0.60%	0.60	%(f)	0.60%	0.60%	0.61	%*
Net investment income to average daily net assets(b)	0.69	%*	1.85%	3.24%		2.41%	4.60%	3.12	%*
Portfolio turnover rate	14	%**	73%	89%		24%	12%	13	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.97	%*	1.06%	0.73%		0.21%	0.12%	0.15	%*
Redemption fees consisted of the following per share amounts:†	—		$0.03	$0.00	(g)	—	—	—

(a)  Period from April 11, 2005 (commencement of operations) to February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Alternative Asset Opportunity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark. The Fund's benchmark is a composite of the Dow Jones-UBS Commodity Index, which is composed of futures contracts on nineteen physical commodities, and the J.P. Morgan U.S. 3 Month Cash Index, which measures the total return performance of three-month U.S. dollar Euro-deposits. The Dow Jones-UBS Commodity Index and J.P. Morgan U.S. 3 Month Cash Index each represent 50% of the composite benchmark. In constructing the Fund's portfolio, the Manager does not seek to match the Fund's portfolio composition to that of its benchmark, and the Fund's portfolio composition may differ significantly from that of its benchmark.

The Fund's investment program has two primary components. One component is intended to gain exposure to the investment returns of commodities and, from time to time, other alternative asset classes (e.g., currencies). "Commodities" include a range of assets with tangible properties, including oil, natural gas, agricultural products (e.g., wheat, corn, and livestock), precious metals (e.g., gold and silver), industrial metals (e.g., copper), and softs (e.g., cocoa, coffee, and sugar). The Fund typically gains exposure to commodities indirectly, by investing in a wholly owned subsidiary company (discussed below), which, in turn, invests in various commodity-related exchange-traded and over-the-counter ("OTC") derivatives. The Fund also may use, directly or indirectly through its wholly owned subsidiary, a wide variety of other exchange-traded and OTC derivatives that are not linked to the value of a commodity or other commodity-related instruments (including financial futures, options, and swap contracts). The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets.

The second component of the Fund's investment program consists of investments in U.S. and foreign fixed income securities, primarily asset-backed securities. The Fund has historically gained its investment exposure to fixed income securities through investment in GMO Short-Duration Collateral Fund ("SDCF"). SDCF has primarily invested in asset-backed securities issued by a wide range of private and government issuers.

The Manager uses proprietary models to identify trends in commodity prices. The factors considered and models used by the Manager may change over time.

A substantial portion of the Fund's investments (through SDCF) in fixed income securities consist of asset-backed securities, including, but not limited to, securities backed by pools of residential and

9

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest (including through SDCF) in government securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund's fixed income securities may include securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may hold directly or indirectly (through SDCF) fixed income securities whose ratings, after the securities were acquired, were reduced below investment grade. Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and may continue to have material exposure to below investment grade securities.

In addition to its commodity-related investments, from time to time, the Fund may invest in a range of currency-related investments, including currency futures, forwards, and options. The Fund does not invest directly in commodities and commodity-related derivatives. Instead, to gain exposure to commodities and certain other assets, the Fund invests in a wholly owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund does not seek to maintain a specified interest rate duration for its portfolio.

Currently, shares of the Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

The financial statements of the GMO funds in which the Fund invests collectively referred to as the "underlying funds" should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in

10

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts (and the related notes when appropriate) of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in GMO Alternative Asset SPC Ltd. The consolidated financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd. All significant interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.9% of net assets. The Fund and the funds in which it invests ("underlying funds") classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See Note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a

11

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 4.2% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under the U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$8,005,043	$—	$8,005,043
Mutual Funds	9,445,245	—	—	9,445,245
Short-Term Investments	3,123,409	—	—	3,123,409
Total Investments	12,568,654	8,005,043	—	20,573,697
Derivatives
Futures Contracts Other contract risk	152,990	—	—	152,990
Total	$12,721,644	$8,005,043	$—	$20,726,687

12

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements Other contract risk	$—	$(107,010)	$—	$(107,010)
Futures Contracts Other contract risk	(28,157)	—	—	(28,157)
Total	$(28,157)	$(107,010)	$—	$(135,167)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 29.8% and (0.1%) of total net assets, respectively.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent

13

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. The Fund had no loan agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

14

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to U.S. federal income tax. Instead, each shareholder is required to take into account in determining its tax liability its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for U.S. federal and state income taxes is reflected in the accompanying financial statements.

Taxes on foreign interest and dividend income are generally withheld at the statutory rate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,077,041	$—	$(8,503,344)	$(8,503,344)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the

15

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Distributions

Because the Fund has elected to be treated as a partnership for U.S. federal tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates).

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average

16

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of the investments of the Fund's wholly owned subsidiary, GMO Alternative Asset SPC Ltd. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

17

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Commodities Risk — Because of the Fund's indirect exposure to the global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. Credit risk is particularly pronounced for below investment grade securities. In addition, to the extent that the Fund uses over-the-counter derivatives, including swap contracts with longer term maturities, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. The Fund is not limited in the extent to which it uses derivatives. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Management and Operational Risk — The Fund runs the risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations.

• Market Disruption and Geopolitical Risk — Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

18

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Other principal risks of an investment in the Fund include Focused Investment Risk (increased risk from the Fund's focus on investments in commodities and in industries with high positive correlations to one another); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing

19

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

20

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

21

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with

22

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain markets and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains

23

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

The Fund values exchange traded options at the last sale price or, if no sale is reported, the last bid price for options it has purchased and the last ask price for options it has written. The Fund values over-the-counter options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

24

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used total return swap agreements to adjust exposure to certain markets. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

25

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$—	$—	$—	$—	$152,990	$152,990
Total	$—	$—	$—	$—	$152,990	$152,990
Liabilities:
Unrealized depreciation on futures contracts*	$—	$—	$—	$—	$(28,157)	$(28,157)
Unrealized depreciation on swap agreements	—	—	—	—	(107,010)	(107,010)
Total	$—	$—	$—	$—	$(135,167)	$(135,167)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$—	$(302,227)	$(302,227)
Swap contracts	—	—	—	—	(206,657)	(206,657)
Total	$—	$—	$—	$—	$(508,884)	$(508,884)
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$131,211	$131,211
Swap contracts	—	—	—	—	(66,941)	(66,941)
Total	$—	$—	$—	$—	$64,270	$64,270

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Value of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

26

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The derivative financial instruments outstanding as of period end (as disclosed in the Notes to Schedules of Investments) and the amounts of realized and changes in unrealized gains and losses on derivative financial instruments during the period (as disclosed in the Statements of Operations) serve as indicators of the volume of derivative activity for the Fund during the period.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. Prior to June 25, 2010, that fee was paid monthly at the annual rate of 0.45% of average daily net assets. Effective June 25, 2010, that fee is paid monthly at the annual rate of 0.70% of average daily net assets. Beginning on June 25, 2010 and continuing through June 30, 2011, the Manager has voluntarily agreed to waive the Fund's management fee by 0.25% and to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.45% of the Fund's average daily net assets (excluding the Fund's Excluded Fund Fees and Expenses described below). The Manager may change or terminate these voluntary waivers and reimbursements at any time, and these voluntary waivers and reimbursements are in addition to the Manager's contractual expense reimbursement agreement described below. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.70% of the Fund's average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's total annual operating expenses that exceed 0.70% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Expense Reimbursement Amount. The Fund's contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

27

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $9,766 and $92, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.004%	0.006%

The Fund's investments in commodity-related derivatives are generally made through GMO Alternative Asset SPC Ltd., a wholly owned subsidiary organized as a Bermuda limited liability company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$112,711
Investments (non-U.S. Government securities)	2,697,721	5,573,000

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

28

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 97.50% of the outstanding shares of the Fund were held by one shareholder. The shareholder is another fund of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
	Shares	Amount	Shares	Amount
Shares repurchased	(96,619)	$(2,644,369)	(172,662)	$(4,493,912)
Redemption fees	—	—	—	25,396
Net increase (decrease)	(96,619)	$(2,644,369)	(172,662)	$(4,468,516)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of Period
GMO Short-Duration Collateral Fund	$11,849,484	$—	$—	$86,882	$—	$2,994,036	$9,239,117
GMO U.S. Treasury Fund	3,081,526	2,697,721	5,573,000	596	125	—	206,128
Totals	$14,931,010	$2,697,721	$5,573,000	$87,478	$125	$2,994,036	$9,445,245

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

29

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

An amended and restated investment management agreement for the Fund took effect on June 25, 2010. In determining to approve the amended and restated investment management agreement of the Fund, the Trustees, each of whom was not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to approval of the Fund's amended and restated investment management agreement. In addition, at a meeting with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering an increase in the investment management fee payable by the Fund in connection with proposed changes to the Fund's investment program. The Trustees observed that these proposed changes would involve the use of long and short investments across multiple asset classes as part of an inflation protection strategy. The Trustees further observed that, with the exception of the increase in management fees, the amended and restated investment management agreement was identical to the Fund's investment management agreement renewed by the Trustees in 2009.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who would be providing services under the Fund's amended and restated investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered materials, including materials provided in connection with the 2009 renewal of the Fund's investment management agreement, relating to the Fund's investment performance as compared to funds managed by other managers deemed by third-party data services to have similar objectives. Over the course of the year, the Trustees reviewed factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the Fund's purpose is to serve as an investment vehicle for the Trust's other funds and the Manager's separate account clients and that shares of the Fund would not otherwise be made available to investors. The Trustees also considered the qualifications and experience of the personnel responsible for managing those funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

30

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's amended and restated investment management and shareholder servicing agreements. The Trustees considered information, which had been previously provided in connection with the 2009 renewal of the Fund's investment management agreement, prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. In addition, the Trustees considered information provided by the Manager regarding the proposed changes to the Fund's investment program and corresponding increase in the management fees described above. The Trustees also considered that the amount of the increase in management fees would be reimbursed by the Manager until the changes to the Fund's investment program were fully implemented. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee to be charged under the Fund's amended and restated investment management agreement would be based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds, including funds of the Trust, in which it may invest. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to the contractual expense reimbursement arrangement to be put in place with the Fund, the Manager would effectively reimburse the Fund for advisory fees, shareholder fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee to be charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades

31

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the amended and restated investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the amended and restated investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to be provided to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to the revised contractual expense reimbursement arrangement to be put in place with the Fund in connection with the change in the management fees, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the approval of the Fund's amended and restated investment management agreement.

Following their review, the Trustees, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's amended and restated investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

32

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1	) Actual	0.61%	$1,000.00	$997.40	$3.07
2	) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using the annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	115.3%
Options Purchased	7.2
Short-Term Investments	3.5
Swaps	(0.9)
Futures	(3.3)
Written Options	(7.2)
Reverse Repurchase Agreements	(18.0)
Other	3.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares / Contracts	Description	Value ($)
	DEBT OBLIGATIONS — 115.3%
	U.S. Government — 115.3%
156,886,800	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)	168,849,418
88,090,090	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/17 (a)	98,172,265
54,229,324	U.S. Treasury Inflation Indexed Bond, 1.38%, due 01/15/20 (a)	56,567,964
24,987,000	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20 (a)	25,701,478
12,720,070	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	14,576,412
68,021,230	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	79,829,307
33,279,690	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40 (a)	37,379,848
62,925,141	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b) (c)	63,706,797
60,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21 (b)	43,148,580
50,000,000	U.S. Treasury Strip Coupon, due 08/15/22 (b)	34,715,550
	Total U.S. Government	622,647,619
	TOTAL DEBT OBLIGATIONS (COST $600,153,481)	622,647,619
	MUTUAL FUNDS — 3.4%
	Affiliated Issuers — 3.4%
734,099	GMO U.S. Treasury Fund	18,352,472
	TOTAL MUTUAL FUNDS (COST $18,352,472)	18,352,472
	OPTIONS PURCHASED — 7.2%
	Options on Futures — 7.2%
11,000	Euro Dollar Futures Options Call, Expires 09/10/10, Strike 98.38	26,262,500
11,000	Euro Dollar Futures Options Call, Expires 09/10/10, Strike 98.88	12,512,500
	Total Options on Futures	38,775,000
	TOTAL OPTIONS PURCHASED (COST $4,856,500)	38,775,000

See accompanying notes to the financial statements.

2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
780,598	State Street Institutional U.S. Government Money Market Fund-Institutional Class	780,598
	TOTAL SHORT-TERM INVESTMENTS (COST $780,598)	780,598
	TOTAL INVESTMENTS — 126.0% (Cost $624,143,051)	680,555,689
	Other Assets and Liabilities (net) — (26.0%)	(140,459,996)
	TOTAL NET ASSETS — 100.0%	$540,095,693

See accompanying notes to the financial statements.

3

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
8,500	Euro Dollar 90 Day	March 2011	$2,114,906,250	$13,494,500
Sales
8,500	Euro Dollar 90 Day	March 2012	$2,104,175,000	$(31,056,939)
450	Euro Dollar 90 Days	September 2011	111,746,250	(106,688)
			$2,215,921,250	$(31,163,627)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	28,050,000	Barclays Bank PLC, 0.30%, dated 8/25/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	$(28,050,234)
USD	13,180,000	Goldman Sachs, 0.30%, dated 8/02/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/02/10.	(13,183,295)
USD	33,875,000	Barclays Bank PLC, 0.30%, dated 8/25/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	(33,875,282)
USD	22,000,000	Barclays Bank PLC, 0.30%, dated 8/25/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	(22,000,183)
			$(97,108,994)

See accompanying notes to the financial statements.

4

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Average balance outstanding	$(79,879,889)
Average interest rate	(0.31)%
Maximum balance outstanding	$(97,105,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
20,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$(1,836,489)
40,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(3,018,737)
50,000,000	USD	8/15/2022	Barclays Bank PLC	(Pay)	0.00%	3 month LIBOR	(5,334,702)
1,266,000,000	USD	10/15/2012	JP Morgan Chase Bank	(Pay)	1.12%	3 month LIBOR	(10,287,358)
500,000,000	USD	10/15/2015	JP Morgan Chase Bank	Receive	2.30%	3 month LIBOR	16,058,718
							$(4,418,568)
						Premiums to (Pay) Receive	$—

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Written Options

A summary of open written option contracts for the Fund at August 31, 2010 is as follows:

Contracts	Expiration Date		Description	Premiums	Market Value
22,000	9/10/2010	USD	Euro Dollar Future Option Call, Strike 98.63	$(3,531,000)	$(38,775,000)

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(c)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

6

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $605,790,579) (Note 2)	$662,203,217
Investments in affiliated issuers, at value (cost $18,352,472) (Notes 2 and 10)	18,352,472
Receivable for investments sold	7,104,672
Receivable for Fund shares sold	4,362,157
Dividends and interest receivable	1,658,342
Receivable for open swap contracts (Note 4)	16,058,718
Receivable for expenses reimbursed by Manager (Note 5)	15,345
Total assets	709,754,923
Liabilities:
Payable for investments purchased	5,728,585
Payable for Fund shares repurchased	6,384,850
Payable to affiliate for (Note 5):
Management fee	114,065
Shareholder service fee	28,337
Trustees and Chief Compliance Officer of GMO Trust fees	412
Payable for variation margin on open futures contracts (Note 4)	961,875
Payable for open swap contracts (Note 4)	20,477,286
Payable for reverse repurchase agreements (Note 2)	97,108,994
Written options outstanding, at value (premiums $3,531,000) (Note 4)	38,775,000
Accrued expenses	79,826
Total liabilities	169,659,230
Net assets	$540,095,693
Net assets consist of:
Paid-in capital	$498,354,528
Accumulated undistributed net investment income	4,852,728
Accumulated net realized gain	37,570,903
Net unrealized depreciation	(682,466)
$540,095,693
Net assets attributable to:
Class III shares	$40,979,316
Class VI shares	$499,116,377
Shares outstanding:
Class III	1,530,073
Class VI	18,635,787
Net asset value per share:
Class III	$26.78
Class VI	$26.78

See accompanying notes to the financial statements.

7

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$13,001,103
Dividends from affiliated issuers (Note 10)	7,944
Dividends	451
Total investment income	13,009,498
Expenses:
Management fee (Note 5)	957,748
Shareholder service fee – Class III (Note 5)	29,862
Shareholder service fee – Class VI (Note 5)	199,755
Interest expense (Note 2)	123,214
Custodian, fund accounting agent and transfer agent fees	47,810
Audit and tax fees	34,776
Legal fees	17,480
Trustees fees and related expenses (Note 5)	8,353
Registration fees	6,348
Miscellaneous	6,636
Total expenses	1,431,982
Fees and expenses reimbursed by Manager (Note 5)	(110,236)
Expense reductions (Note 2)	(9)
Net expenses	1,321,737
Net investment income (loss)	11,687,761
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	24,600,899
Investments in affiliated issuers	(5,837)
Realized gains distributions from affiliated issuers (Note 10)	1,393
Closed futures contracts	(883,983)
Closed swap contracts	7,087,053
Written options	6,647,211
Net realized gain (loss)	37,446,736
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	35,291,845
Investments in affiliated issuers	2,764
Open futures contracts	(17,893,999)
Written options	(35,205,750)
Open swap contracts	(6,475,088)
Net unrealized gain (loss)	(24,280,228)
Net realized and unrealized gain (loss)	13,166,508
Net increase (decrease) in net assets resulting from operations	$24,854,269

See accompanying notes to the financial statements.

8

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Period from March 18, 2009 (commencement of operations) through February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$11,687,761	$20,059,016
Net realized gain (loss)	37,446,736	8,308,306
Change in net unrealized appreciation (depreciation)	(24,280,228)	23,597,762
Net increase (decrease) in net assets from operations	24,854,269	51,965,084
Distributions to shareholders from:
Net investment income
Class III	(289,046)	(804,821)
Class VI	(6,713,287)	(17,695,337)
Total distributions from net investment income	(7,002,333)	(18,500,158)
Net realized gains
Class III	(167,081)	(261,324)
Class VI	(3,675,930)	(5,471,362)
Total distributions from net realized gains	(3,843,011)	(5,732,686)
	(10,845,344)	(24,232,844)
Net share transactions (Note 9):
Class III	(255,434)	38,394,972
Class VI	(373,645,902)	833,860,892
Increase (decrease) in net assets resulting from net share transactions	(373,901,336)	872,255,864
Total increase (decrease) in net assets	(359,892,411)	899,988,104
Net assets:
Beginning of period	899,988,104	—
End of period (including accumulated undistributed net investment income of $4,852,728 and $167,300, respectively)	$540,095,693	$899,988,104

See accompanying notes to the financial statements.

9

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Statement of Cash Flows — Six Months Ended August 31, 2010

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$24,854,269
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	24,280,228
Net realized (gain) loss	(37,446,736)
Net amortization of discount and premium	1,974,659
Investments purchased	(1,409,813,983)
Proceeds from sale of investments	1,722,060,973
Short term investments, net	(434,991)
Realized gain distributions from affiliated issuers	1,393
Other proceeds (cost):
Swap contracts	7,323,644
Futures contracts	(17,801,107)
Written option contracts	6,297,711
Foreign currency, forward contracts and foreign currency related transactions	—
Changes in assets and liabilities:
(Increase) decrease in receivable for expenses reimbursed by Manager	40,899
(Increase) decrease in dividends and interest receivable	1,280,917
(Increase) decrease in interest receivable for open swap contracts	—
Increase (decrease) in periodic payments due on swap contracts	(16,394)
Increase (decrease) in payable to broker for cash collateral	—
Increase (decrease) in payable to affiliate for:
Management fee	(52,150)
Shareholder service fee payable	(11,150)
Trustee and Chief Compliance Officer of GMO Trust fees	(1,046)
Increase (decrease) in accrued expenses	(43,602)
Net cash provided by (used in) operating activities	322,493,534
Cash flows from financing activities:*
Proceeds from shares sold	273,818,924
Shares repurchased	(629,650,975)
Cash distributions paid	(338,441)
Increase (decrease) in payable for reverse repurchase agreements	33,676,958
Net cash provided by (used in) financing activities	(322,493,534)
Net increase in cash	—
Cash and cash equivalents, beginning of period	—
Cash and cash equivalents, end of period	$—
*Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$10,506,903

See accompanying notes to the financial statements.

10

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Six Months Ended August 31, 2010 (Unaudited)		Period from March 27, 2009 (commencement of operations) through February 28, 2010
Net asset value, beginning of period	$26.13		$25.15
Income (loss) from investment operations:
Net investment income (loss)†	0.36		0.92
Net realized and unrealized gain (loss)	0.59		0.85
Total from investment operations	0.95		1.77
Less distributions to shareholders:
From net investment income	(0.19)		(0.60)
From net realized gains	(0.11)		(0.19)
Total distributions	(0.30)		(0.79)
Net asset value, end of period	$26.78		$26.13
Total Return(a)	3.68	%**	7.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$40,979		$40,225
Net operating expenses to average daily net assets(b)	0.40	%*	0.40	%*
Interest expense to average daily net assets(c)	0.04	%*	0.03	%*
Total net expenses to average daily net assets(b)	0.44	%*	0.43	%*
Net investment income (loss) to average daily net assets	2.71	%*	3.86	%*
Portfolio turnover rate	162	%**	116	%(d)**
Fees and expenses reimbursed by the Manager to average daily net assets:(e)	0.03	%*	0.04	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(d)  Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.

(e)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Six Months Ended August 31, 2010 (Unaudited)		Period from March 18, 2009 (commencement of operations) through February 28, 2010
Net asset value, beginning of period	$26.13		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.41		0.80
Net realized and unrealized gain (loss)	0.55		1.15
Total from investment operations	0.96		1.95
Less distributions to shareholders:
From net investment income	(0.20)		(0.63)
From net realized gains	(0.11)		(0.19)
Total distributions	(0.31)		(0.82)
Net asset value, end of period	$26.78		$26.13
Total Return(a)	3.72	%**	7.83	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$499,116		$859,763
Net operating expenses to average daily net assets(b)	0.31	%*	0.31	%*
Interest expense to average daily net assets(c)	0.03	%*	0.03	%*
Total net expenses to average daily net assets(b)	0.34	%*	0.34	%*
Net investment income (loss) to average daily net assets	3.07	%*	3.24	%*
Portfolio turnover rate	162	%**	116	%(d)**
Fees and expenses reimbursed by the Manager to average daily net assets:(e)	0.03	%*	0.04	%*

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(d)  Calculation represents portfolio turnover of the Fund for the period from March 18, 2009 (commencement of operations) through February 28, 2010.

(e)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Asset Allocation Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Citigroup 3 Month Treasury Bill Index. The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality) and under normal circumstances invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments. The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to: investment grade bonds denominated in various currencies, including securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, taxable and tax-exempt municipal bonds, and Rule 144A securities; below investment grade bonds (also known as "junk bonds"); inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury ("TIPS"), and inflation indexed bonds issued by corporations; sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds (also known as "junk bonds")); and asset-backed securities, including mortgage related and mortgage-backed securities.

The Fund may also invest in exchange traded and over-the-counter ("OTC") derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund, GMO Debt Opportunities Fund, and GMO U.S. Treasury Fund ("underlying funds"). In addition, the Fund may invest in unaffiliated money market funds. The Fund may invest up to 100% of its assets in below investment grade bonds. The

13

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Fund also may hold securities that are downgraded to below investment grade status after they were purchased by the Fund.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of different sectors of the bond market, such as the corporate, U.S. government, foreign, and asset-backed bond sectors, and to identify investments that the Manager believes are undervalued or less overvalued and/or that may provide downside protection. The Fund may take substantial positions in particular sectors of the bond market, using derivatives and other instruments to adjust its foreign currency exposure independently of its exposure to those sectors.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's current outlook on different sectors of the bond market. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund is not intended to serve as a standalone investment product and is available for investment only by other GMO Funds and other GMO asset allocation clients.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO's website at www.gmo.com.

For the period ending August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

14

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

15

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$622,647,619	$—	$622,647,619
TOTAL DEBT OBLIGATIONS	—	622,647,619	—	622,647,619
Mutual Funds	18,352,472	—	—	18,352,472
Options Purchased	38,775,000	—	—	38,775,000
Short-Term Investments	780,598	—	—	780,598
Total Investments	57,908,070	622,647,619	—	680,555,689
Derivatives
Futures Contracts
Interest Rate Risk	13,494,500	—	—	13,494,500
Swap Agreements
Interest Rate Risk	—	16,058,718	—	16,058,718
Total	$71,402,570	$638,706,337	$—	$710,108,907

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts
Interest Rate Risk	$(31,163,627)	$—	$—	$(31,163,627)
Written Options
Interest Rate Risk	(38,775,000)	—	—	(38,775,000)
Swap Agreements
Interest Rate Risk	—	(20,477,286)	—	(20,477,286)
Total	$(69,938,627)	$(20,477,286)	$—	$(90,415,913)

16

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no direct investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the

17

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2010, the Fund had received $97,105,000 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $100,066,085. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

18

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$624,568,197	$55,987,492	$—	$55,987,492

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the year ended February 28, 2010 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the

19

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives ("OTC") contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is

20

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

particularly pronounced for the Fund because it may invest up to 100% of its assets in below investment grade bonds. Junk bonds have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade bonds. In addition, to the extent that the Fund uses OTC derivatives, including swap contracts with longer-term maturities, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities, which may adversely affect the value of the Fund's foreign investments, with the Fund's investments in emerging countries subject to this risk to a greater extent); Currency Risk (risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies); Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

21

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" below), that require collateral

22

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.

23

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased option contracts to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

24

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2010, the Fund used written option contracts to adjust interest rate exposure. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2010, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Futures Contracts	Premiums	Principal Amount of Contracts	Number of Futures Contracts	Premiums
Outstanding, beginning of period	$—	(6,000)	$(2,050,500)	$—	(10,000)	$(1,830,000)
Options written	—	(14,000)	(5,503,250)	—	(27,000)	(8,599,150)
Options bought back	—	3,000	1,587,750	—	15,000	6,898,150
Options expired	—	17,000	5,966,000	—	—	—
Options sold	—	—	—	—	—	—
Outstanding, end of period	$—	—	$—	$—	(22,000)	$(3,531,000)

25

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying

26

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

27

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$38,775,000	$—	$—	$—	$38,775,000
Unrealized appreciation on future contracts*	13,494,500	—	—	—	—	13,494,500
Unrealized appreciation on swap agreements	16,058,718	—	—	—	—	16,058,718
Total	$29,553,218	$38,775,000	$—	$—	$—	$68,328,218
Liabilities:
Written options outstanding	$(38,775,000)	$—	$—	$—	$—	$(38,775,000)
Unrealized depreciation on future contracts*	(31,163,627)	—	—	—	—	(31,163,627)
Unrealized depreciation on swap agreements	(20,477,286)	—	—	—	—	(20,477,286)
Total	$(90,415,913)	$—	$—	$—	$—	$(90,415,913)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair values of derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

28

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$(6,586,166)	$—	$—	$—	$(6,586,166)
Written options	6,647,211	—	—	—	—	6,647,211
Future contracts	(883,983)	—	—	—	—	(883,983)
Swap contracts	7,087,053	—	—	—	—	7,087,053
Total	$12,850,281	$(6,586,166)	$—	$—	$—	$6,264,115
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$34,050,515	$—	$—	$—	$34,050,515
Written options	(35,205,750)	—	—	—	—	(35,205,750)
Future contracts	(17,893,999)	—	—	—	—	(17,893,999)
Swap contracts	(6,475,088)	—	—	—	—	(6,475,088)
Total	$(59,574,837)	$34,050,515	$—	$—	$—	$(25,524,322)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts), notional amounts (swap agreements), or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Futures Contracts	Swap Agreements	Options
Average amount outstanding	$3,298,634,196	$1,009,725,973	$98,285,714

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's

29

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $8,353 and $2,814, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

30

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,184,532,475	$1,544,048,754
Investments (non-U.S. Government securities)	156,700,198	141,352,084

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 69.60% of the shares outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Two of these shareholders are other funds of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.99% of the Fund's shares were held by accounts for which the Manager had investment discretion.

31

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Period from March 27, 2009 (commencement of operations) through February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	368,572	$9,671,740	4,718,252	$119,445,441
Shares issued to shareholders in reinvestment of distributions	17,436	456,127	41,021	1,066,145
Shares repurchased	(395,172)	(10,383,301)	(3,220,036)	(82,116,614)
Net increase (decrease)	(9,164)	$(255,434)	1,539,237	$38,394,972
	Six Months Ended August 31, 2010 (Unaudited)		Period from March 18, 2009 (commencement of operations) through February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	9,213,085	$241,955,846	38,433,140	$978,458,954
Shares issued to shareholders in reinvestment of distributions	384,351	10,050,776	891,713	23,166,699
Shares repurchased	(23,868,762)	(625,652,524)	(6,417,740)	(167,764,761)
Net increase (decrease)	(14,271,326)	$(373,645,902)	32,907,113	$833,860,892

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$9,396,214	$139,109,338	$130,150,000	$7,944	$1,393	$18,352,472
Totals	$9,396,214	$139,109,338	$130,150,000	$7,944	$1,393	$18,352,472

32

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the Fund's purpose is to serve as an investment vehicle for the Trust's asset allocation funds and the Manager's asset allocation separate account clients and is not otherwise available to investors. The Trustees also considered the qualifications and experience of the personnel responsible for managing the

33

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory

34

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

35

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.44%	$1,000.00	$1,036.80	$2.26
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24
Class VI
1) Actual	0.34%	$1,000.00	$1,037.20	$1.75
2) Hypothetical	0.34%	$1,000.00	$1,023.49	$1.73

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

36

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	63.8%
Debt Obligations	22.7
Cash and Cash Equivalents	19.3
Short-Term Investments	11.2
Options Purchased	1.2
Preferred Stocks	1.0
Investment Funds	0.5
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.1)
Written Options	(1.1)
Reverse Repurchase Agreements	(1.3)
Swap Agreements	(4.7)
Futures Contracts	(14.3)
Other	1.5
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
United States	52.2%
Australia	8.9
Japan	6.9
Euro Region***	5.4
United Kingdom	4.3
Korea	2.7
Switzerland	2.7
Russia	2.3
Brazil	1.7
New Zealand	1.3
Turkey	1.1
China	1.0
Taiwan	1.0
India	0.9
Thailand	0.9
Singapore	0.6
Sweden	0.6
Indonesia	0.4
Mexico	0.4
Philippines	0.4
South Africa	0.4
Argentina	0.3
Czech Republic	0.3
Denmark	0.3
Emerging****	0.3
Hong Kong	0.3
Egypt	0.2
Hungary	0.2
Malaysia	0.2
Norway	0.2
Poland	0.2
Venezuela	0.2
Canada	0.1
Chile	0.1
Colombia	0.1
Congo	0.1
Developed	0.1
Dominican Republic	0.1
Iraq	0.1
Ivory Coast	0.1
Peru	0.1

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
Ukraine	0.1%
Uruguay	0.1
Vietnam	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

3

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 98.1%
	Affiliated Issuers — 98.1%
74,959,895	GMO Alpha Only Fund, Class IV	365,054,691
732,600	GMO Alternative Asset Opportunity Fund	19,904,741
2,595,581	GMO Asset Allocation Bond Fund, Class VI	69,509,662
77,757,202	GMO Currency Hedged International Equity Fund, Class III	203,723,868
4,197,424	GMO Emerging Country Debt Fund, Class IV	39,833,555
15,238,799	GMO Emerging Markets Fund, Class VI	187,742,009
2,742,096	GMO Flexible Equities Fund, Class VI	46,835,007
26,075,669	GMO Quality Fund, Class VI	458,410,264
4,031,632	GMO Special Situations Fund, Class VI	107,523,623
15,095,576	GMO Strategic Fixed Income Fund, Class VI	238,208,188
929,854	GMO World Opportunity Overlay Fund	20,614,872
	TOTAL MUTUAL FUNDS (COST $1,792,447,264)	1,757,360,480
	DEBT OBLIGATIONS — 1.9%
	Asset-Backed Securities — 1.9%
	Auto Financing — 0.2%
700,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.63%, due 07/15/14	708,533
300,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	315,090
500,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.14%, due 11/10/14	509,725
1,400,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.28%, due 03/15/13	1,428,784
1,300,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.53%, due 06/15/13	1,287,000
	Total Auto Financing	4,249,132
	Business Loans — 0.1%
481,667	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.63%, due 01/25/35	375,700
427,466	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.57%, due 05/15/32	376,169

See accompanying notes to the financial statements.

4

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
1,099,936	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 09/25/30	791,954
	Total Business Loans	1,543,823
	CMBS — 0.2%
700,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.41%, due 12/15/20	504,000
740,426	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	742,499
81,717	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 11/05/21	77,223
816,783	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 03/06/20	793,015
1,082,542	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	1,105,817
500,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	520,900
30,600	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	30,819
409,026	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	364,033
	Total CMBS	4,138,306
	CMBS Collateralized Debt Obligations — 0.1%
1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.14%, due 11/23/52	71,973
1,476,549	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.89%, due 06/28/19	1,255,067
	Total CMBS Collateralized Debt Obligations	1,327,040
	Credit Cards — 0.3%
1,900,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.53%, due 06/16/14	1,897,948
700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.53%, due 09/15/17	683,522
200,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.43%, due 01/15/14	199,904

See accompanying notes to the financial statements.

5

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
800,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.08%, due 05/15/13	807,248
1,300,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.41%, due 02/15/17	1,257,178
	Total Credit Cards	4,845,800
	Equipment Leases — 0.1%
800,000	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.23%, due 08/15/14	812,640
	Insured Auto Financing — 0.2%
913,434	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.34%, due 10/06/13	904,299
800,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.79%, due 03/08/16	797,200
398,937	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	396,646
174,513	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.79%, due 04/16/12	174,517
860,575	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.93%, due 10/15/14	856,789
1,100,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.49%, due 07/14/14	1,101,826
	Total Insured Auto Financing	4,231,277
	Insured Other — 0.1%
1,000,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	977,500
715,400	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 12/15/41	632,710
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	184,775
	Total Insured Other	1,794,985
	Insured Residential Asset-Backed Securities (United States) — 0.0%
304,395	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.48%, due 11/25/35	203,993

See accompanying notes to the financial statements.

6

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
200,675	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.59%, due 01/25/35	122,412
75,196	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.84%, due 08/15/30	37,443
283,706	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, 1 mo. LIBOR + .22%, 0.48%, due 06/25/34	242,968
	Total Insured Residential Mortgage-Backed Securities (United States)	402,823
	Insured Time Share — 0.0%
107,024	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	102,409
	Residential Asset-Backed Securities (United States) — 0.4%
651,390	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.33%, due 11/25/36	353,379
24,232	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.40%, due 02/25/36	3,094
553,024	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 07/25/36	227,085
1,200,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.41%, due 10/25/36	795,000
871,253	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 05/28/39	439,983
554,434	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	206,526
295,467	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 02/25/37	270,559
1,050,014	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.42%, due 06/25/36	846,217
267,864	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.34%, due 03/25/37	265,051
115,580	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.56%, due 04/25/34	75,127
726,572	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 04/25/36	440,030
163,108	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.36%, due 08/25/36	94,603

See accompanying notes to the financial statements.

7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
756,806	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	656,766
586,521	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.41%, due 03/25/36	293,260
2,262,946	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 08/25/36	792,031
770,343	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 03/25/36	99,182
202,989	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.38%, due 02/25/37	133,019
633,834	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 04/25/37	584,712
676,376	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.51%, due 01/25/36	647,482
	Total Residential Asset-Backed Securities (United States)	7,223,106
	Residential Mortgage-Backed Securities (Australian) — 0.1%
428,124	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 1.04%, due 09/27/35	403,293
211,626	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.94%, due 12/08/36	204,037
566,102	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.59%, due 06/14/37	539,429
240,641	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.60%, due 01/12/37	231,618
	Total Residential Mortgage-Backed Securities (Australian)	1,378,377
	Residential Mortgage-Backed Securities (European) — 0.1%
602,778	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.65%, due 09/20/66	499,040
683,769	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.63%, due 01/13/39	611,973
200,527	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	186,290
40,226	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .21%, 0.80%, due 05/15/34	34,417

See accompanying notes to the financial statements.

8

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
523,643	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.64%, due 09/15/39	431,901
	Total Residential Mortgage-Backed Securities (European)	1,763,621
	Residential Mortgage-Backed Securities (United States) — 0.0%
104,448	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.56%, due 08/25/35	63,713
	Time Share — 0.0%
160,613	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.27%, due 02/20/20	167,439
	Total Asset-Backed Securities	34,248,484
	U.S. Government Agency — 0.0%
41,875	Agency for International Development Floater (Support of C.A.B.E.I), 6 mo. U.S. Treasury Bill + .40%, 0.59%, due 10/01/12 (a)	41,440
101,782	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.17%, due 10/01/11 (a)	100,932
100,000	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.17%, due 01/01/12 (a)	98,822
	Total U.S. Government Agency	241,194
	TOTAL DEBT OBLIGATIONS (COST $31,842,716)	34,489,678
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
53,615	State Street Institutional U.S. Government Money Market Fund-Institutional Class	53,615
	TOTAL SHORT-TERM INVESTMENTS (COST $53,615)	53,615
	TOTAL INVESTMENTS — 100.0% (Cost $1,824,343,595)	1,791,903,773
	Other Assets and Liabilities (net) — (0.0%)	(34,818)
	TOTAL NET ASSETS — 100.0%	$1,791,868,955

See accompanying notes to the financial statements.

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank for Economic Integration

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

10

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $31,896,331) (Note 2)	$34,543,293
Investments in affiliated issuers, at value (cost $1,792,447,264) (Notes 2 and 10)	1,757,360,480
Receivable for Fund shares sold	10,692,543
Interest receivable	34,833
Receivable for expenses reimbursed by Manager (Note 5)	20,057
Miscellaneous receivable	5,349
Total assets	1,802,656,555
Liabilities:
Payable for investments purchased	5,895,068
Payable for Fund shares repurchased	4,782,866
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	3,148
Accrued expenses	106,518
Total liabilities	10,787,600
Net assets	$1,791,868,955
Net assets consist of:
Paid-in capital	$1,999,741,486
Distributions in excess of net investment income	(8,799,764)
Accumulated net realized loss	(166,632,945)
Net unrealized depreciation	(32,439,822)
$1,791,868,955
Net assets attributable to:
Class III shares	$1,791,868,955
Shares outstanding:
Class III	84,276,996
Net asset value per share:
Class III	$21.26

See accompanying notes to the financial statements.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$17,291,038
Interest	1,653,485
Dividends	65
Total investment income	18,944,588
Expenses:
Legal fees	43,608
Audit and tax fees	27,048
Custodian, fund accounting agent and transfer agent fees	26,772
Trustees fees and related expenses (Note 5)	18,835
Chief Compliance Officer (Note 5)	6,716
Registration fees	736
Miscellaneous	8,740
Total expenses	132,455
Fees and expenses reimbursed by Manager (Note 5)	(106,904)
Expense reductions (Note 2)	(550)
Net expenses	25,001
Net investment income (loss)	18,919,587
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,558,165
Investments in affiliated issuers	(29,165,441)
Realized gains distributions from affiliated issuers (Note 10)	306,598
Net realized gain (loss)	(27,300,678)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,165,219)
Investments in affiliated issuers	(6,621,123)
Net unrealized gain (loss)	(7,786,342)
Net realized and unrealized gain (loss)	(35,087,020)
Net increase (decrease) in net assets resulting from operations	$(16,167,433)

See accompanying notes to the financial statements.

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$18,919,587	$51,948,450
Net realized gain (loss)	(27,300,678)	(148,179,320)
Change in net unrealized appreciation (depreciation)	(7,786,342)	479,240,924
Net increase (decrease) in net assets from operations	(16,167,433)	383,010,054
Distributions to shareholders from:
Net investment income
Class III	(3,656,743)	(61,240,647)
Net realized gains
Class III	—	(1,384,125)
	(3,656,743)	(62,624,772)
Net share transactions (Note 9):
Class III	78,481,151	(24,919,659)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	39,373	756,234
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	78,520,524	(24,163,425)
Total increase (decrease) in net assets	58,696,348	296,221,857
Net assets:
Beginning of period	1,733,172,607	1,436,950,750
End of period (including distributions in excess of net investment income of $8,799,764 and $24,062,608, respectively)	$1,791,868,955	$1,733,172,607

See accompanying notes to the financial statements.

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$21.49		$17.51		$25.30		$26.92		$27.76	$26.50
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.64		3.21		1.19		0.80	1.26
Net realized and unrealized gain (loss)	(0.42)		4.11		(6.72)		1.18		1.63	2.93
Total from investment operations	(0.19)		4.75		(3.51)		2.37		2.43	4.19
Less distributions to shareholders:
From net investment income	(0.04)		(0.75)		(3.71)		(1.12)		(1.16)	(1.51)
From net realized gains	—		(0.02)		(0.57)		(2.87)		(2.11)	(1.42)
Total distributions	(0.04)		(0.77)		(4.28)		(3.99)		(3.27)	(2.93)
Net asset value, end of period	$21.26		$21.49		$17.51		$25.30		$26.92	$27.76
Total Return(b)	(0.87	)%**	27.18%		(15.11)%		8.60%		9.31%	16.50%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,791,869		$1,733,173		$1,436,951		$1,610,066		$1,296,396	$1,207,625
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	2.10	%*	3.14%		14.05%		4.30%		2.94%	4.64%
Portfolio turnover rate	22	%**	24%		40%		57%		45%	47%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.00	(f)	$0.00	(f)	$0.00 (f)	$0.00 (f)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Benchmark-Free Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices (e.g., the Fund seeks positive return, not "relative" return). The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund implements its strategy by allocating its assets among asset classes represented by the underlying funds (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying funds that primarily invest in a single asset class (e.g., GMO Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries).

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Manager changes the Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. The Manager's ability to shift investments among the underlying funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund.

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2010, shares of GMO Alternative Asset Opportunity Fund, GMO Special Situations Fund and and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the Fund and the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.1% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 33.1% and 0.2%, respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 1.9% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate.

17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$1,757,360,480	$—	$—	$1,757,360,480
Debt Obligations
Asset-Backed Securities	—	9,968,211	24,280,273	34,248,484
U.S. Government Agency	—	—	241,194	241,194
TOTAL DEBT OBLIGATIONS	—	9,968,211	24,521,467	34,489,678
Short-Term Investments	53,615	—	—	53,615
Total Investments	1,757,414,095	9,968,211	24,521,467	1,791,903,773
Total	$1,757,414,095	$9,968,211	$24,521,467	$1,791,903,773

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 10.5% and (0.1%) of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Balances as of August 31, 2010
Debt Obligations
Asset-Backed Securities	$34,186,897	$(11,382,479)	$471,565	$1,675,853	$(495,198)	$—	$(176,365)**	$24,280,273
U.S. Government Agency	314,363	(74,924)	1,809	1,616	(1,670)	—	—	241,194
Total Debt Obligations	34,501,260	(11,457,403)	473,374	1,677,469	(496,868)	—	(176,365)	24,521,467
Total	$34,501,260	$(11,457,403)	$473,374	$1,677,469	$(496,868)	$—	$(176,365)	$24,521,467

*  The Fund recognizes investments transferred into Level 3 at value at the beginning of the period and transferred out of Level 3 at value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

18

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $2,221,679.

19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(111,308,319)
Total	$(111,308,319)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,891,509,382	$72,349,991	$(171,955,600)	$(99,605,609)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

20

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.09% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premium and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's

21

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of

22

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — From time to time, the Fund may allocate part or all of its assets to fixed income securities, which may include emerging country debt (including below investment grade securities (also known as "junk bonds")). Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Smaller Company Risk — From time to time, the Fund may allocate part or all of its assets to investments in companies with smaller market capitalizations. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other

23

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

derivatives and securities lending); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Funds that were once rated investment grade are now rated below investment grade as of the date of this Report.
With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic

24

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means

25

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $18,835 and $6,716, respectively. The compensation and expenses of the CCO are in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.422%	0.075%	0.007%	0.504%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $482,338,685 and $385,516,367, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may

26

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 21.23% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 1.95% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 95.75% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,201,165	$91,313,764	8,076,509	$171,733,021
Shares issued to shareholders in reinvestment of distributions	143,759	3,043,381	2,477,429	52,843,672
Shares repurchased	(730,800)	(15,875,994)	(11,939,115)	(249,496,352)
Purchase premiums	—	34,731	—	107,754
Redemption fees	—	4,642	—	648,480
Net increase (decrease)	3,614,124	$78,520,524	(1,385,177)	$(24,163,425)

27

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Alpha Only Fund, Class IV	$342,509,435	$52,068,733	$26,863,562	$—	$—	$—	$365,054,691
GMO Alternative Asset Opportunity Fund	19,956,023	—	—	—	—	—	19,904,741
GMO Asset Allocation Bond Fund, Class VI	56,220,417	29,843,489	18,146,020	559,935	306,598	—	69,509,662
GMO Currency Hedged International Equity Fund, Class III	—	235,432,683	18,000,000	—	—	—	203,723,868
GMO Emerging Country Debt Fund, Class IV	33,345,891	2,314,876	—	1,532,827	—	—	39,833,555
GMO Emerging Markets Fund, Class VI	97,647,483	83,774,333	55,000	—	—	—	187,742,009
GMO Flexible Equities Fund, Class VI	50,721,211	172,006	—	—	—	—	46,835,007
GMO International Small Companies Fund, Class III	114,873,673	5,047,760	122,104,315	1,263,978	—	—	—
GMO Quality Fund, Class VI	661,825,731	14,965,275	181,782,000	5,575,288	—	—	458,410,264
GMO Special Situations Fund, Class VI	51,138,284	58,719,530	—	—	—	—	107,523,623
GMO Strategic Fixed Income Fund, Class VI	233,830,471	—	—	8,359,010	—	4,115,262	238,208,188
GMO World Opportunity Overlay Fund	19,805,899	—	—	—	—	—	20,614,872
Totals	$1,681,874,518	$482,338,685	$366,950,897	$17,291,038	$306,598	$4,115,262	$1,757,360,480

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

28

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees considered that the Fund seeks a positive total return and does not seek to outperform a particular securities market index or blend of market indices. The Trustees also considered the Fund's investment performance as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, and information prepared by the third-party data services, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the Fund and, therefore, was of

29

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

limited value. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

30

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

31

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.51%	$1,000.00	$991.30	$2.56
2) Hypothetical	0.51%	$1,000.00	$1,022.63	$2.60

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	74.5%
Short-Term Investments	27.5
Options Purchased	1.9
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.1)
Futures Contracts	(0.1)
Swap Agreements	(0.9)
Reverse Repurchase Agreements	(1.4)
Written Options	(1.6)
Other	(0.1)
100.0%
Country / Region Summary**	% of Investments
United States	95.3%
Canada	3.7
Emerging***	3.4
Euro Region****	3.1
Sweden	0.7
Norway	0.0
New Zealand	0.0
Switzerland	(0.1)
Japan	(1.7)
Australia	(1.8)
United Kingdom	(2.6)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

****  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 27.0%
		Albania — 1.7%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	5,855,303
		Australia — 0.2%
		Asset-Backed Securities
USD	227,681	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.58%, due 04/19/38	219,116
USD	312,332	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.49%, due 05/10/36	302,582
			521,698
		Total Australia	521,698
		United Kingdom — 0.3%
		Asset-Backed Securities
USD	85,683	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.63%, due 03/20/30	85,126
USD	683,769	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.63%, due 01/13/39	611,973
USD	40,105	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	37,258
USD	300,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.61%, due 10/15/33	293,280
			1,027,637
		Total United Kingdom	1,027,637
		United States — 24.8%
		Asset-Backed Securities — 3.1%
USD	299,153	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.46%, due 05/25/37	31,052
USD	260,981	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.34%, due 10/06/13	258,371

See accompanying notes to the financial statements.

2

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	109,593	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.37%, due 09/25/36	42,467
USD	917,022	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	348,469
USD	1,106,048	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 07/25/36	454,171
USD	160,044	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.65%, due 01/25/36	102,428
USD	292,213	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.68%, due 02/18/14	292,806
USD	500,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.53%, due 09/15/17	488,230
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	300,036
USD	773,430	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.89%, due 06/28/19	657,416
USD	300,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.14%, due 11/10/14	305,835
USD	726,572	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 04/25/36	440,030
USD	202,592	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.32%, due 02/15/12	202,519
USD	500,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.53%, due 06/15/13	495,000
USD	415,812	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.46%, due 05/25/36	257,804
USD	100,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 08/25/36	35,500
USD	859,014	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.52%, due 11/15/33	712,982
USD	6,118	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.51%, due 07/25/30	5,945
USD	800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.43%, due 03/06/20	760,000
USD	600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.83%, due 07/15/13	600,281

See accompanying notes to the financial statements.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	700,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	246,750
USD	195,507	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.41%, due 03/25/36	97,753
USD	500,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.49%, due 02/25/37	198,750
USD	300,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.08%, due 05/15/13	302,718
USD	221,947	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.40%, due 08/25/23	216,398
USD	74,910	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.48%, due 07/15/11	75,052
USD	115,501	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.37%, due 04/25/37	112,521
USD	79,444	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.55%, due 12/25/32	33,740
USD	221,692	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, 1 mo. LIBOR + .05%, 0.33%, due 09/15/14	218,701
USD	144,657	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.45%, due 11/25/35	87,503
USD	405,766	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	380,963
USD	423,558	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.57%, due 09/15/22	406,087
USD	62,658	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.55%, due 11/25/35	28,509
USD	400,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.49%, due 07/14/14	400,664
USD	800,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.42%, due 03/20/14	809,408
USD	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.41%, due 02/15/17	386,824
			10,793,683
		Total Asset-Backed Securities	10,793,683

See accompanying notes to the financial statements.

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value / Shares		Description	Value ($)
		Corporate Debt — 0.4%
USD	140,270	CIT Group, Inc., 7.00%, due 05/01/13	138,685
USD	210,405	CIT Group, Inc., 7.00%, due 05/01/14	204,998
USD	210,405	CIT Group, Inc., 7.00%, due 05/01/15	202,241
USD	350,676	CIT Group, Inc., 7.00%, due 05/01/16	334,440
USD	490,947	CIT Group, Inc., 7.00%, due 05/01/17	462,079
			1,342,443
		U.S. Government — 21.3%
USD	22,183,034	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (b) (c)	22,458,592
USD	30,000,000	U.S. Treasury Note, 2.50%, due 03/31/15	31,727,400
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 * (d)	9,816,401
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 * (d)	9,895,978
			73,898,371
		Total United States	86,034,497
		TOTAL DEBT OBLIGATIONS (COST $89,869,804)	93,439,135
		MUTUAL FUNDS — 72.6%
		United States — 72.6%
		Affiliated Issuers
	1,179,660	GMO Emerging Country Debt Fund, Class IV	11,194,970
	7,417,054	GMO Short-Duration Collateral Fund	86,631,192
	93,858	GMO Special Purpose Holding Fund (e)	50,683
	3,352,619	GMO U.S. Treasury Fund	83,815,480
	3,160,555	GMO World Opportunity Overlay Fund	70,069,499
			251,761,824
		Total United States	251,761,824
		TOTAL MUTUAL FUNDS (COST $263,945,235)	251,761,824

See accompanying notes to the financial statements.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.2%
760,822	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	760,822
	U.S. Government — 0.3%
900,000	U.S. Treasury Bill, 0.22%, due 06/30/11 (b) (f)	898,414
	TOTAL SHORT-TERM INVESTMENTS (COST $1,658,620)	1,659,236
	TOTAL INVESTMENTS — 100.1% (Cost $355,473,659)	346,860,195
	Other Assets and Liabilities (net) — (0.1%)	(239,976)
	TOTAL NET ASSETS — 100.0%	$346,620,219

See accompanying notes to the financial statements.

6

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/26/10	Royal Bank of Scotland PLC	AUD	3,900,000	$3,447,701	$(26,969)
10/26/10	Deutsche Bank AG	AUD	15,800,000	13,967,610	138,079
10/26/10	Citibank	AUD	700,000	618,818	(13,324)
11/02/10	Royal Bank of Scotland PLC	CAD	1,300,000	1,217,897	(36,354)
11/02/10	Deutsche Bank AG	CAD	10,600,000	9,930,546	(325,095)
10/05/10	Royal Bank of Scotland PLC	CHF	1,100,000	1,083,796	24,622
10/05/10	Citibank	CHF	2,100,000	2,069,065	47,249
10/05/10	Deutsche Bank AG	CHF	24,700,000	24,336,150	1,061,232
10/12/10	Deutsche Bank AG	EUR	11,600,000	14,699,365	(211,143)
10/12/10	Royal Bank of Scotland PLC	EUR	1,300,000	1,647,343	(4,177)
9/07/10	Citibank	GBP	2,300,000	3,527,274	(132,122)
9/07/10	Deutsche Bank AG	GBP	2,300,000	3,527,274	(78,818)
10/19/10	Deutsche Bank AG	JPY	1,600,800,000	19,064,495	838,694
9/21/10	Deutsche Bank AG	NZD	14,700,000	10,235,108	358,924
				$109,372,442	$1,640,798
Sales #
11/02/10	Royal Bank of Scotland PLC	CAD	7,400,000	$6,932,645	$89,553
11/02/10	Deutsche Bank AG	CAD	20,900,000	19,580,038	427,564
10/05/10	Deutsche Bank AG	CHF	28,700,000	28,277,226	(2,203,265)
10/12/10	Deutsche Bank AG	EUR	15,100,000	19,134,518	253,260
9/07/10	Royal Bank of Scotland PLC	GBP	2,300,000	3,527,274	73,157
9/07/10	Deutsche Bank AG	GBP	1,200,000	1,840,317	21,075
9/07/10	Barclays Bank PLC	GBP	4,900,000	7,514,628	(468,084)
10/19/10	Deutsche Bank AG	JPY	110,000,000	1,310,029	(28,426)
10/19/10	Royal Bank of Scotland PLC	JPY	110,000,000	1,310,029	(11,443)
9/21/10	Citibank	NZD	2,100,000	1,462,158	64,542
9/21/10	Deutsche Bank AG	NZD	2,000,000	1,392,532	19,508
9/21/10	Royal Bank of Scotland PLC	NZD	8,200,000	5,709,380	201,324
				$97,990,774	$(1,561,235)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/14/10	Deutsche Bank AG	NOK	51,101,472	EUR	6,400,000	$13,507
9/28/10	Deutsche Bank AG	SEK	33,379,898	EUR	3,500,000	(78,958)
9/14/10	Deutsche Bank AG	EUR	11,200,000	NOK	88,610,910	(153,035)
9/14/10	Royal Bank of Scotland PLC	EUR	1,300,000	NOK	10,402,262	786
						$(217,700)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
99	Canadian Government Bond 10 Yr.	December 2010	$11,724,771	$56,284
33	Euro Bund	September 2010	5,621,764	219,067
15	Euro BOBL	September 2010	2,330,664	36,567
84	U.S. Treasury Note 2 Yr. (CBT)	December 2010	18,407,813	1,061
73	U.S. Treasury Note 10 Yr. (CBT)	September 2010	9,234,500	271,236
55	U.S. Treasury Bond 30 Yr. (CBT)	September 2010	7,504,062	411,241
			$54,823,574	$995,456
Sales
47	Australian Government Bond 3 Yr.	September 2010	$4,380,881	$(42,134)
24	Australian Government Bond 10 Yr.	September 2010	2,344,021	(71,828)
4	Japanese Government Bond 10 Yr. (TSE)	September 2010	6,808,237	(77,375)
45	UK Gilt Long Bond	December 2010	8,644,728	(9,098)
64	U.S. Treasury Note 5Yr. (CBT)	December 2010	7,700,500	(18,126)
			$29,878,367	$(218,561)

See accompanying notes to the financial statements.

8

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
2,000,000	USD	6/20/2011	Barclays	Receive	0.30%	2.51%	Prologis	2,000,000	USD	$(34,206)
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	0.55%	ERP Operating LP	2,000,000	USD	(3,702)
2,000,000	USD	12/20/2013	Barclays	Receive	0.25%	6.81%	SLM Corp.	2,000,000	USD	(363,833)
										$(401,741)
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.

9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
6,400,000	CHF	3/16/2016	JPMorgan Chase Bank	Receive	1.30%	6 Month CHF LIBOR	$23,006
12,700,000	CHF	3/16/2016	Barclays	Receive	1.30%	6 Month CHF LIBOR	45,651
25,800,000	SEK	9/15/2015	Barclays	Receive	2.50%	3 Month SEK STIBOR	69,985
							$138,642
						Premiums to (Pay) Receive	$(39,300)

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
25,000,000	USD	10/29/2010	Barclays	1 month	Barclays MBS	$26,604
				LIBOR - 0.05%	Fixed Rate
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR - 0.01%	Barclays Capital Aggregate Total Return Index	711,302
						$737,906
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

BOBL - Bundesobligationen

CBT - Chicago Board of Trade

See accompanying notes to the financial statements.

10

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MBS - Mortgage-Backed Security

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TSE - Tokyo Stock Exchange

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

*  Non-income producing security.

(a)  Security is backed by the U.S. Government.

(b)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)  Underlying investment represents interests in defaulted claims.

(f)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $91,528,424) (Note 2)	$95,098,371
Investments in affiliated issuers, at value (cost $263,945,235) (Notes 2 and 10)	251,761,824
Dividends and interest receivable	544,902
Unrealized appreciation on open forward currency contracts (Note 4)	3,633,076
Receivable from broker for closed futures contracts	65,315
Receivable for open swap contracts (Note 4)	876,548
Receivable for expenses reimbursed by Manager (Note 5)	25,472
Total assets	352,005,508
Liabilities:
Payable for investments purchased	9,101
Payable to affiliate for (Note 5):
Management fee	72,755
Shareholder service fee	31,324
Trustees and Chief Compliance Officer of GMO Trust fees	560
Payable for variation margin on open futures contracts (Note 4)	67,397
Unrealized depreciation on open forward currency contracts (Note 4)	3,771,213
Payable for open swap contracts (Note 4)	401,741
Miscellaneous payable	931,671
Accrued expenses	99,527
Total liabilities	5,385,289
Net assets	$346,620,219
Net assets consist of:
Paid-in capital	$521,510,575
Distributions in excess of net investment income	(7,279,805)
Accumulated net realized loss	(160,071,302)
Net unrealized depreciation	(7,539,249)
$346,620,219
Net assets attributable to:
Class III shares	$52,816,353
Class IV shares	$293,803,866
Shares outstanding:
Class III	7,021,723
Class IV	38,991,280
Net asset value per share:
Class III	$7.52
Class IV	$7.54

See accompanying notes to the financial statements.

12

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$1,663,408
Dividends from affiliated issuers (Note 10)	1,292,469
Dividends	25,128
Total investment income	2,981,005
Expenses:
Management fee (Note 5)	429,666
Shareholder service fee – Class III (Note 5)	42,736
Shareholder service fee – Class IV (Note 5)	143,376
Custodian, fund accounting agent and transfer agent fees	67,896
Audit and tax fees	41,768
Interest expense (Note 2)	18,514
Legal fees	11,040
Trustees fees and related expenses (Note 5)	3,280
Registration fees	1,381
Miscellaneous	1,932
Total expenses	761,589
Fees and expenses reimbursed by Manager (Note 5)	(120,152)
Expense reductions (Note 2)	(14)
Indirectly incurred fees waived or borne by Manager (Note 5)	(25,532)
Shareholder service fee waived (Note 5)	(6,013)
Net expenses	609,878
Net investment income (loss)	2,371,127
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(272,849)
Investments in affiliated issuers	(732,270)
Realized gains distributions from affiliated issuers (Note 10)	6,400
Closed futures contracts	1,210,491
Closed swap contracts	15,161,743
Foreign currency, forward contracts and foreign currency related transactions	(324,277)
Net realized gain (loss)	15,049,238
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,831,247
Investments in affiliated issuers	8,599,351
Open futures contracts	557,869
Open swap contracts	(1,362,612)
Foreign currency, forward contracts and foreign currency related transactions	(450,362)
Net unrealized gain (loss)	10,175,493
Net realized and unrealized gain (loss)	25,224,731
Net increase (decrease) in net assets resulting from operations	$27,595,858

See accompanying notes to the financial statements.

13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,371,127	$4,962,892
Net realized gain (loss)	15,049,238	8,917,779
Change in net unrealized appreciation (depreciation)	10,175,493	58,972,164
Net increase (decrease) in net assets from operations	27,595,858	72,852,835
Distributions to shareholders from:
Net investment income
Class III	(594,441)	(5,147,569)
Class IV	(3,244,007)	(23,853,558)
Total distributions from net investment income	(3,838,448)	(29,001,127)
Net share transactions (Note 9):
Class III	(6,973,164)	(25,871,935)
Class IV	(2,853,270)	7,038,788
Increase (decrease) in net assets resulting from net share transactions	(9,826,434)	(18,833,147)
Redemption fees (Notes 2 and 9):
Class III	—	16,973
Class IV	—	75,321
Increase in net assets resulting from redemption fees	—	92,294
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(9,826,434)	(18,740,853)
Total increase (decrease) in net assets	13,930,976	25,110,855
Net assets:
Beginning of period	332,689,243	307,578,388
End of period (including distributions in excess of net investment income of $7,279,805 and $5,812,484, respectively)	$346,620,219	$332,689,243

See accompanying notes to the financial statements.

14

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$7.02		$6.08		$9.42		$10.49		$10.32	$10.35
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.05		0.27		0.37		0.43	0.15
Net realized and unrealized gain (loss)	0.53		1.51		(2.08)		(0.63)		0.27	0.17
Total from investment operations	0.58		1.56		(1.81)		(0.26)		0.70	0.32
Less distributions to shareholders:
From net investment income	(0.08)		(0.62)		(1.53)		(0.81)		(0.53)	(0.35)
Total distributions	(0.08)		(0.62)		(1.53)		(0.81)		(0.53)	(0.35)
Net asset value, end of period	$7.52		$7.02		$6.08		$9.42		$10.49	$10.32
Total Return(b)	8.36	%**	26.84%		(20.12)%		(2.56)%		6.85%	3.10%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$52,816		$55,839		$73,730		$125,506		$187,045	$148,476
Net operating expenses to average daily net assets(c)	0.39	%(d)*	0.38	%(d)	0.39	%(d)	0.39	%(d)	0.39%	0.39%
Interest expense to average daily net assets(e)	0.01	%*	0.02%		—		—		—	—
Total net expenses to average daily net assets(d)(c)	0.40	%(d)*	0.40	%(d)	0.39	%(d)	0.39	%(d)	0.39%	0.39%
Net investment income (loss) to average daily net assets(a)	1.32	%*	0.77%		3.20%		3.70%		4.11%	1.40%
Portfolio turnover rate	20	%**	58%		22%		44%		72%	62%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.09	%*	0.09%		0.08%		0.06%		0.06%	0.06%
Redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(h)	$0.01		$—		$—	$—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Interest expense incurred as a result of payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008.

(f)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

(g)  There were no redemption fees during the period.

(h)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006(a)
Net asset value, beginning of period	$7.03		$6.09		$9.44		$10.50		$10.33	$10.46
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.05		0.12		0.17		0.36		0.45	0.23
Net realized and unrealized gain (loss)	0.55		1.45		(1.99)		(0.61)		0.26	(0.01	)(c)
Total from investment operations	0.60		1.57		(1.82)		(0.25)		0.71	0.22
Less distributions to shareholders:
From net investment income	(0.09)		(0.63)		(1.53)		(0.81)		(0.54)	(0.35)
Total distributions	(0.09)		(0.63)		(1.53)		(0.81)		(0.54)	(0.35)
Net asset value, end of period	$7.54		$7.03		$6.09		$9.44		$10.50	$10.33
Total Return(d)	8.50	%**	26.87%		(20.23)%		(2.42)%		6.90%	2.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$293,804		$276,850		$233,848		$1,017,792		$2,182,618	$2,618,011
Net operating expenses to average daily net assets(e)	0.34	%(f)*	0.33	%(f)	0.34	%(f)	0.34	%(f)	0.34%	0.34	%*
Interest expense to average daily net assets(g)	0.01	%*	0.02%		—		—		—	—
Total net expenses to average daily net assets(e)	0.35	%(f)*	0.35	%(f)	0.34	%(f)	0.34	%(f)	0.34%	0.34	%*
Net investment income (loss) to average daily net assets(b)	1.39	%*	1.78%		1.89%		3.60%		4.33%	2.16	%(h)
Portfolio turnover rate	20	%**	58%		22%		44%		72%	62	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(i)	0.09	%*	0.09%		0.08%		0.06%		0.06%	0.07	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(j)	$0.00	(k)	$0.01		$—		$—	$—

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  Interest expense incurred as a result of payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008.

(h)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

(i)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

(j)  There were no redemption fees during the period.

(k)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Aggregate Index. The Fund's investment program has two principal components. One component of the investment program is designed to approximate the return of the Fund's benchmark. The second component seeks to add value relative to that benchmark by exploiting misvaluations in global markets (e.g., global interest rates, sectors, currencies, credit and emerging country debt markets) beyond those represented in the Fund's benchmark. As a result, the Fund's interest rate, sector, credit and currency exposures will differ from those of its benchmark.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or are likely to provide downside protection. The Manager selects investments based on an evaluation of various factors including, but not limited to, fundamental factors such as inflation and current account positions, as well as price-based factors such as interest and exchange rates.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in bonds. The term "bond" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments.

The Fund implements its investment program by investing in or holding: exchange-traded and over-the-counter ("OTC") derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); investment-grade bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other

17

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities); shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to attempt to exploit misvaluations in world interest rates, currencies and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); shares of GMO Debt Opportunities Fund (to seek to generate a positive return by investing in a wide variety of U.S. and foreign debt investments without regard to the credit quality of the investment); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

Historically, the Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of SDCF (a fund that invests primarily in asset-backed securities) and Overlay Fund (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF and Overlay Fund, currently has and may continue to have material exposure to below investment grade securities. This is in addition to the Fund's below investment grade emerging country debt investments. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2010, shares of SDCF, Overlay Fund and GMO Special Purpose Holding Fund ("SPHF") were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in

18

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 6.3% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 6.5% of the net assets of the Fund.

19

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate or U.S. Treasury yield.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$31,727,400	$22,458,592	$19,712,379	$73,898,371
Foreign Government Obligations	—	—	5,855,303	5,855,303
Asset-Backed Securities	—	1,891,825	10,451,193	12,343,018
Corporate Debt	—	1,342,443	—	1,342,443
TOTAL DEBT OBLIGATIONS	31,727,400	25,692,860	36,018,875	93,439,135
Mutual Funds	251,711,141	50,683	—	251,761,824
Short-Term Investments	1,659,236	—	—	1,659,236
Total Investments	285,097,777	25,743,543	36,018,875	346,860,195

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements Interest rate risk	$—	$876,548	$—	$876,548
Futures Contracts Interest rate risk	995,456	—	—	995,456
Forward Currency Contracts Foreign exchange risk	—	3,633,076	—	3,633,076
Total	$286,093,233	$30,253,167	$36,018,875	$352,365,275

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements Credit risk	$—	$(401,741)	$—	$(401,741)
Futures Contracts Interest rate risk	(218,561)	—	—	(218,561)
Forward Currency Contracts Foreign exchange risk	—	(3,771,213)	—	(3,771,213)
Total	$(218,561)	$(4,172,954)	$—	$(4,391,515)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 36.00% and (0.08)% of total net assets, respectively.

21

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Debt Obligations
U.S. Government Agency	$19,347,600	$—	$598,768	$—	$(233,989)	$—	$—		$19,712,379
Foreign Government Obligations	—	—	172,170	—	399,079	5,284,054	—		5,855,303
Asset-Backed Securities	12,731,231	(2,821,135)	121,737	245,910	208,920	—	(35,470	)**	10,451,193
Total Debt Obligations	32,078,831	(2,821,135)	892,675	245,910	374,010	5,284,054	(35,470)		36,018,875
Preferred Stock	900,000	(1,564,100)	—	(574,751)	1,238,851	—	—		—
Swap Agreements	(341,027)	—	8,139	(8,139)	(60,714)	—	401,741	**	—
Total	$32,637,804	$(4,385,235)	$900,814	$(336,980)	$1,552,147	$5,284,054	$366,271		$36,018,875

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an

22

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though

23

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $904,238.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2014	$(34,693,380)
2/28/2015	(2,795,728)
2/29/2016	(33,008,915)
2/28/2017	(74,050,257)
2/28/2018	(17,147,333)
Total	$(161,695,613)

24

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$376,720,398	$4,888,600	$(34,748,803)	$(29,860,203)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying

25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

26

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset backed and other fixed income securities.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from the

27

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Fund's focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, accredited investors, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing

28

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

29

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

30

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value. At August 31, 2010, amounts reported as a miscellaneous payable include amounts that were calculated by the Fund as being owed to Lehman Brothers upon the termination of the contracts pursuant to the terms of those contracts. The amounts reported as payable are subject to settlement discussions with Lehman Brothers' bankruptcy estate and may vary significantly upon final settlement with the estate.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts.

During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

31

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased options contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

33

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure, adjust exposure to certain markets, achieve exposure to a reference entity's credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

34

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$995,456	$—	$—	$—	$—	$995,456
Unrealized appreciation on forward currency contracts	—	3,633,076	—	—	—	3,633,076
Unrealized appreciation on swap agreements	876,548	—	—	—	—	876,548
Total	$1,872,004	$3,633,076	$—	$—	$—	$5,505,080
Liabilities:
Unrealized depreciation on futures contracts*	$(218,561)	$—	$—	$—	$—	$(218,561)
Unrealized depreciation on forward currency contracts	—	(3,771,213)	—	—	—	(3,771,213)
Unrealized depreciation on swap agreements	—	—	(401,741)	—	—	(401,741)
Total	$(218,561)	$(3,771,213)	$(401,741)	$—	$—	$(4,391,515)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

35

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$1,210,491	$—	$—	$—	$—	$1,210,491
Forward currency contracts	—	(339,485)	—	—	—	(339,485)
Swap contracts	15,153,604	—	8,139	—	—	15,161,743
Total	$16,364,095	$(339,485)	$8,139	$—	$—	$16,032,749
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$557,869	$—	$—	$—	$—	$557,869
Forward currency contracts	—	(450,172)	—	—	—	(450,172)
Swap contracts	(1,301,898)	—	(60,714)	—	—	(1,362,612)
Total	$(744,029)	$(450,172)	$(60,714)	$—	$—	$(1,254,915)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements
Average amount outstanding	$135,415,507	$116,504,399	$316,976,011

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees

36

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $3,280 and $1,288, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.019%	0.004%	0.011%	0.034%

37

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$30,121,289	$—
Investments (non-U.S. Government securities)	69,534,215	66,989,691

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 92.26% of the outstanding shares of the Fund were held by five shareholders, each holding more than 10% of the Fund's outstanding shares.

As of August 31, 2010, 0.03% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 47.71% of the Fund's shares were held by accounts for which the Manager had investment discretion.

38

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	426,614	$3,029,427	8,422	$55,888
Shares issued to shareholders in reinvestment of distributions	7,063	51,629	143,966	944,061
Shares repurchased	(1,369,020)	(10,054,220)	(4,319,478)	(26,871,884)
Redemption fees	—	—	—	16,973
Net increase (decrease)	(935,343)	$(6,973,164)	(4,167,090)	$(25,854,962)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	1,222,346	$8,917,723	735,754	$4,833,902
Shares issued to shareholders in reinvestment of distributions	442,566	3,244,007	1,212,971	8,296,723
Shares repurchased	(2,062,445)	(15,015,000)	(938,917)	(6,091,837)
Redemption fees	—	—	—	75,321
Net increase (decrease)	(397,533)	$(2,853,270)	1,009,808	$7,114,109

39

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$13,942,458	$430,791	$4,700,000	$430,791	$—	$—	$11,194,970
GMO Short-Duration Collateral Fund	111,107,471	—	—	814,654	—	28,073,770	86,631,192
GMO Special Purpose Holding Fund	51,622	—	—	—	—	—	50,683
GMO U.S. Treasury Fund	72,662,938	69,103,424	57,950,000	47,024	6,400	—	83,815,480
GMO World Opportunity Overlay Fund	67,319,816	—	—	—	—	—	70,069,499
Totals	$265,084,305	$69,534,215	$62,650,000	$1,292,469	$6,400	$28,073,770	$251,761,824

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax character of all distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

40

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

41

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources,

42

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

43

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,083.60	$2.26
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19
Class IV
1) Actual	0.38%	$1,000.00	$1,085.00	$2.00
2) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*  Expenses are calculated using each Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

44

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	82.9%
Short-Term Investments	18.8
Options Purchased	1.9
Futures Contracts	0.3
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swap Agreements	(0.4)
Forward Currency Contracts	(0.9)
Reverse Repurchase Agreements	(1.3)
Written Options	(1.5)
Other	(0.1)
100.0%
Country / Region Summary**	% of Investments
Euro Region***	74.2%
United Kingdom	13.4
Canada	8.3
Emerging****	3.2
Sweden	1.8
United States	1.4
Switzerland	0.0
Norway	0.0
New Zealand	0.0
Australia	(0.3)
Japan	(2.0)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 27.4%
		Canada — 2.0%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	2,985,794
		France — 5.0%
		Foreign Government Obligations
EUR	5,000,000	Government of France, 4.00%, due 10/25/38	7,530,002
		Germany — 5.7%
		Foreign Government Obligations
EUR	5,000,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	8,602,730
		Italy — 4.3%
		Foreign Government Obligations
EUR	5,500,000	Republic of Italy, 4.00%, due 02/01/37	6,461,425
		Spain — 2.4%
		Foreign Government Obligations
EUR	3,000,000	Government of Spain, 4.70%, due 07/30/41	3,718,037
		United Kingdom — 5.4%
		Foreign Government Obligations
GBP	5,000,000	United Kingdom Gilt, 3.75%, due 09/07/19	8,259,475
		United States — 2.6%
		U.S. Government
USD	3,843,595	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a)(b)	3,891,340
		TOTAL DEBT OBLIGATIONS (COST $38,150,372)	41,448,803

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 71.6%
	United States — 71.6%
	Affiliated Issuers
916,025	GMO U.S. Treasury Fund	22,900,624
484,013	GMO Emerging Country Debt Fund, Class III	4,598,123
4,332,356	GMO Short-Duration Collateral Fund	50,601,917
5,496	GMO Special Purpose Holding Fund (c)	2,967
1,357,510	GMO World Opportunity Overlay Fund	30,095,996
		108,199,627
	Total United States	108,199,627
	TOTAL MUTUAL FUNDS (COST $117,080,118)	108,199,627
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.4%
514,086	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	514,086
	Total Money Market Funds (Cost $514,086)	514,086
	U.S. Government — 0.4%
625,000	U.S. Treasury Bill, 0.21%, due 06/30/11 (a)(d)	623,899
	Total U.S. Government (Cost $623,469)	623,899
	TOTAL SHORT-TERM INVESTMENTS (COST $1,137,555)	1,137,985
	TOTAL INVESTMENTS — 99.8% (Cost $156,368,045)	150,786,415
	Other Assets and Liabilities (net) — 0.2%	295,972
	TOTAL NET ASSETS — 100.0%	$151,082,387

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/26/10	Citibank	AUD	400,000	$353,610	$(7,614)
10/26/10	Deutsche Bank AG	AUD	6,700,000	5,922,974	55,463
10/26/10	Royal Bank of Scotland PLC	AUD	1,800,000	1,591,247	(11,115)
11/02/10	Deutsche Bank AG	CAD	4,600,000	4,309,482	(141,279)
11/02/10	Royal Bank of Scotland PLC	CAD	600,000	562,106	(16,779)
10/05/10	Citibank	CHF	900,000	886,742	20,250
10/05/10	Deutsche Bank AG	CHF	10,200,000	10,049,746	432,546
10/05/10	Royal Bank of Scotland PLC	CHF	500,000	492,635	11,192
10/12/10	Deutsche Bank AG	EUR	5,000,000	6,335,933	(90,885)
10/12/10	Royal Bank of Scotland PLC	EUR	600,000	760,312	(1,928)
9/07/10	Citibank	GBP	900,000	1,380,238	(51,821)
9/07/10	Deutsche Bank AG	GBP	700,000	1,073,518	(24,457)
10/19/10	Deutsche Bank AG	JPY	694,800,000	8,274,620	363,686
9/21/10	Deutsche Bank AG	NZD	6,000,000	4,177,595	146,315
				$46,170,758	$683,574
Sales #
11/02/10	Deutsche Bank AG	CAD	12,300,000	$11,523,180	$268,941
11/02/10	Royal Bank of Scotland PLC	CAD	3,200,000	2,997,901	38,265
10/05/10	Deutsche Bank AG	CHF	11,900,000	11,724,704	(913,549)
10/12/10	Deutsche Bank AG	EUR	27,900,000	35,354,507	(661,815)
9/07/10	Barclays	GBP	7,000,000	10,735,182	(668,692)
9/07/10	Deutsche Bank AG	GBP	500,000	766,799	8,781
9/07/10	Royal Bank of Scotland PLC	GBP	1,100,000	1,686,957	34,988
10/19/10	Deutsche Bank AG	JPY	50,000,000	595,468	(12,921)
10/19/10	Royal Bank of Scotland PLC	JPY	40,000,000	476,374	(4,161)
9/21/10	Citibank	NZD	800,000	557,013	24,587
9/21/10	Deutsche Bank AG	NZD	900,000	626,639	8,779
9/21/10	Royal Bank of Scotland PLC	NZD	3,300,000	2,297,677	79,514
				$79,342,401	$(1,797,283)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/14/10	Deutsche Bank AG	NOK	20,761,434	EUR	2,600,000	$5,256
9/28/10	Deutsche Bank AG	SEK	14,304,006	EUR	1,500,000	(33,614)
9/14/10	Deutsche Bank AG	EUR	4,600,000	NOK	36,392,736	(63,017)
9/14/10	Royal Bank of Scotland PLC	EUR	600,000	NOK	4,801,044	363
						$(91,012)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
70	Canadian Government Bond 10 Yr.	December 2010	$8,290,242	$39,797
135	Euro Bund	September 2010	22,998,125	894,347
15	U.S. Treasury Bond 30 Yr. (CBT)	September 2010	2,046,563	151,314
1	U.S. Treasury Note 2 Yr. (CBT)	December 2010	219,141	13
23	U.S. Treasury Note 5 Yr. (CBT)	December 2010	2,767,367	6,335
84	UK Gilt Long Bond	December 2010	16,136,826	15,291
			$52,458,264	$1,107,097
Sales
3	Australian Government Bond 3 Yr.	September 2010	$279,631	$(2,825)
2	Australian Government Bond 10 Yr.	September 2010	195,335	(4,979)
32	Euro BOBL	September 2010	4,972,082	(92,130)
2	Japanese Government Bond 10 Yr. (TSE)	September 2010	3,404,119	(38,866)
9	U.S. Treasury Note 10 Yr. (CBT)	September 2010	1,138,500	(54,886)
			$9,989,667	$(193,686)

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
28,000,000	USD	3/14/2014	Deutsche Bank AG	(Pay)	1.70%	2.2%	Republic of Italy	NA		$374,405
20,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	2.33%	Republic of Italy	20,000,000	USD	(851,983)
										$(477,578)
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
5,500,000	CHF	3/16/2016	Barclays	Receive	1.30%	6 Month CHF LIBOR	$19,770
2,800,000	CHF	3/16/2016	JPMorgan	Receive	1.30%	6 Month CHF LIBOR	10,065
28,000,000	SEK	9/15/2015	Barclays	Receive	2.50%	3 Month SEK STIBOR	75,953
40,000,000	EUR	2/4/2013	Deutsche Bank AG	Receive	2.48%	6 Month EUR LIBOR	1,087,236
30,000,000	EUR	5/20/2013	Deutsche Bank AG	Receive	1.79%	6 Month EUR LIBOR	225,431
							$1,418,455
						Premiums to (Pay) Receive	$(16,006)

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CBT - Chicago Board of Trade

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TSE - Tokyo Stock Exchange

(a)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  Underlying investment represents interests in defaulted claims.

(d)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $39,287,927) (Note 2)	$42,586,788
Investments in affiliated issuers, at value (cost $117,080,118) (Notes 2 and 10)	108,199,627
Dividends and interest receivable	505,465
Unrealized appreciation on open forward currency contracts (Note 4)	1,498,926
Receivable for collateral on open futures contracts (Note 4)	94,945
Receivable for variation margin on open futures contracts (Note 4)	48,286
Receivable for open swap contracts (Note 4)	1,792,860
Receivable for expenses reimbursed by Manager (Note 5)	14,963
Total assets	154,741,860
Liabilities:
Payable for investments purchased	2,625
Payable to affiliate for (Note 5):
Management fee	31,489
Shareholder service fee	18,894
Trustees and Chief Compliance Officer of GMO Trust fees	226
Payable to broker for closed futures contracts	111
Unrealized depreciation on open forward currency contracts (Note 4)	2,703,647
Payable for open swap contracts (Note 4)	851,983
Accrued expenses	50,498
Total liabilities	3,659,473
Net assets	$151,082,387
Net assets consist of:
Paid-in capital	$159,771,741
Distributions in excess of net investment income	(22,886,663)
Accumulated net realized gain	19,160,216
Net unrealized depreciation	(4,962,907)
$151,082,387
Net assets attributable to:
Class III shares	$151,082,387
Shares outstanding:
Class III	17,217,722
Net asset value per share:
Class III	$8.77

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$661,855
Interest	647,785
Dividends	104
Total investment income	1,309,744
Expenses:
Management fee (Note 5)	180,109
Shareholder service fee – Class III (Note 5)	108,065
Audit and tax fees	35,696
Custodian, fund accounting agent and transfer agent fees	31,280
Legal fees	3,772
Trustees fees and related expenses (Note 5)	1,337
Registration fees	1,104
Miscellaneous	1,288
Total expenses	362,651
Fees and expenses reimbursed by Manager (Note 5)	(72,220)
Expense reductions (Note 2)	(6)
Indirectly incurred fees waived or borne by Manager (Note 5)	(9,852)
Shareholder service fee waived (Note 5)	(3,478)
Net expenses	277,095
Net investment income (loss)	1,032,649
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	491,573
Investments in affiliated issuers	(168,193)
Realized gains distributions from affiliated issuers (Note 10)	1,741
Closed futures contracts	4,395,325
Closed swap contracts	(313,314)
Foreign currency, forward contracts and foreign currency related transactions	2,421,626
Net realized gain (loss)	6,828,758
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,661,234
Investments in affiliated issuers	3,965,642
Open futures contracts	274,089
Open swap contracts	637,821
Foreign currency, forward contracts and foreign currency related transactions	(1,665,992)
Net unrealized gain (loss)	5,872,794
Net realized and unrealized gain (loss)	12,701,552
Net increase (decrease) in net assets resulting from operations	$13,734,201

See accompanying notes to the financial statements.

10

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,032,649	$1,550,734
Net realized gain (loss)	6,828,758	760,571
Change in net unrealized appreciation (depreciation)	5,872,794	23,482,671
Net increase (decrease) in net assets from operations	13,734,201	25,793,976
Distributions to shareholders from:
Net investment income
Class III	—	(7,460,660)
Return of capital
Class III	—	(1,339,340)
	—	(8,800,000)
Net share transactions (Note 9):
Class III	47,530	(6,882,359)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	107,884
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	47,530	(6,774,475)
Total increase (decrease) in net assets	13,781,731	10,219,501
Net assets:
Beginning of period	137,300,656	127,081,155
End of period (including distributions in excess of net investment income of $22,886,663 and $23,919,312, respectively)	$151,082,387	$137,300,656

See accompanying notes to the financial statements.

11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$7.98		$7.00		$8.79		$9.21		$9.04	$9.59
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.09		0.26		0.33		0.17	0.18
Net realized and unrealized gain (loss)	0.73		1.39		(1.49)		(0.62)		0.15	0.39
Total from investment operations	0.79		1.48		(1.23)		(0.29)		0.32	0.57
Less distributions to shareholders:
From net investment income	—		(0.42)		(0.56)		(0.01)		—	(1.00	)(b)
From net realized gains	—		—		—		—		(0.14)	(0.12)
Return of capital	—		(0.08)		—		(0.12)		(0.01)	—
Total distributions	—		(0.50)		(0.56)		(0.13)		(0.15)	(1.12)
Net asset value, end of period	$8.77		$7.98		$7.00		$8.79		$9.21	$9.04
Total Return(c)	9.90	%**	22.19%		(13.93)%		(3.08)%		3.58%	6.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$151,082		$137,301		$127,081		$155,952		$274,422	$953,894
Net expenses to average daily net assets(d)	0.38	%(e)*	0.39	%(e)	0.39	%(e)	0.38	%(e)	0.39%	0.39%
Net investment income (loss) to average daily net assets(a)	1.43	%*	1.19%		3.24%		3.62%		1.93%	1.91%
Portfolio turnover rate	10	%**	31%		28%		55%		25%	49%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.12	%*	0.12%		0.13%		0.09%		0.06%	0.06%
Redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.01		$0.00	(h)	—		—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.49 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

(g)  There were no redemption fees during the period.

(h)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized

**  Not Annualized.

See accompanying notes to the financial statements.

12

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). The Fund seeks to add value relative to its benchmark by exploiting misvaluations in global interest rates, sectors, currencies, credit and emerging country debt markets. As a result, the Fund's interest rate, sector, credit and currency exposures will differ from those of its benchmark.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or are likely to provide downside protection. The Manager selects investments based on an evaluation of various factors including, but not limited to, fundamental factors such as inflation and current account positions, as well as price-based factors such as interest and exchange rates.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds", or derivatives) at least 80% of its assets in bonds. The term "bond" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments.

The Fund implements its investment program by investing in or holding: exchange-traded and over-the-counter ("OTC") derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); investment-grade bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities); shares of GMO World Opportunity Overlay Fund

13

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

("Overlay Fund") (to attempt to exploit misvaluations in world interest rates, currencies and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); shares of GMO Debt Opportunities Fund (to seek to generate a positive return by investing in a wide variety of U.S. and foreign debt investments without regard to the credit quality of the investment); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds. The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

Historically, the Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of SDCF and Overlay Fund (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF and Overlay Fund, currently has and may continue to have material exposure to below investment grade securities. This is in addition to the Fund's below investment grade emerging country debt investments. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of SDCF, GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

14

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.8% of net assets. The underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 4.9% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

15

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$3,891,340	$—	$3,891,340
Foreign Government Obligations	—	37,557,463	—	37,557,463
TOTAL DEBT OBLIGATIONS	—	41,448,803	—	41,448,803
Mutual Funds	108,196,660	2,967	—	108,199,627
Short-Term Investments	1,137,985	—	—	1,137,985
Total Investments	109,334,645	41,451,770	—	150,786,415
Derivatives
Forward Currency Contracts
Forward Exchange Risk	—	1,498,926	—	1,498,926
Futures Contracts
Interest Rate Risk	1,107,097	—	—	1,107,097
Swap Agreements
Interest Rate Risk	—	1,418,455	—	1,418,455
Credit Risk	—	374,405	—	374,405
Total	$110,441,742	$44,743,556	$—	$155,185,298

16

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts
Forward Exchange Risk	$—	$(2,703,647)	$—	$(2,703,647)
Futures Contracts
Interest Rate Risk	(193,686)	—	—	(193,686)
Swap Agreements
Credit Risk	—	(851,983)	—	(851,983)
Total	$(193,686)	$(3,555,630)	$—	$(3,749,316)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 30.98% and (0.08)% of the total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into of Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Swaps	$23,924	$72,800	$—	$(72,800)	$(501,502)	$—	$477,578	**	$—
Total	$23,924	$72,800	$—	$(72,800)	$(501,502)	$—	$477,578		$—

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses

17

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

18

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from

19

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(3,082,431)
2/28/2018	(3,328,985)
Total	$(6,411,416)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$161,021,770	$3,322,140	$(13,557,495)	$(10,235,355)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on

20

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component.

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable

22

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Currency Risk (risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies); Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit

23

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange

24

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

25

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

26

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

27

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased option contracts to adjust interest rate exposure. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance

28

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price

29

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity's credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

30

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on future contracts*	$1,107,097	$—	$—	$—	$—	$1,107,097
Unrealized appreciation on forward currency contracts	—	1,498,926	—	—	—	1,498,926
Unrealized appreciation on swap contracts	1,418,455	—	374,405	—	—	1,792,860
Total	$2,525,552	$1,498,926	$374,405	$—	$—	$4,398,883
Liabilities:
Unrealized depreciation on future contracts*	$(193,686)	$—	$—	$—	$—	$(193,686)
Unrealized depreciation on forward currency contracts	—	(2,703,647)	—	—	—	(2,703,647)
Unrealized depreciation on swap contracts	—	—	(851,983)	—	—	(851,983)
Total	$(193,686)	$(2,703,647)	$(851,983)	$—	$—	$(3,749,316)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$—	$490,381	$—	$—	$—	$490,381
Future contracts	4,395,325	—	—	—	—	4,395,325
Forward currency contracts	—	2,398,261	—	—	—	2,398,261
Swap contracts	(240,514)	—	(72,800)	—	—	(313,314)
Total	$4,154,811	$2,888,642	$(72,800)	$—	$—	$6,970,653
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$(278,556)	$—	$—	$—	$(278,556)
Future contracts	274,089	—	—	—	—	274,089
Forward currency contracts	—	(1,670,280)	—	—	—	(1,670,280)
Swap contracts	1,139,323	—	(501,502)	—	—	637,821
Total	$1,413,412	$(1,948,836)	$(501,502)	$—	$—	$(1,036,926)

31

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts), principal amounts (options), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements	Options
Average amount outstanding	$82,642,899	$91,942,164	$138,757,475	$20,218,752

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses

32

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $1,337 and $552, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.017%	0.005%	0.011%	0.033%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $38,790,693 and $14,700,589, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

33

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 99.79% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 99.79% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,935	$47,530	1,015	$7,425
Shares issued to shareholders in reinvestment of distributions	—	—	1,976	14,179
Shares repurchased	—	—	(952,161)	(6,903,963)
Redemption fees	—	—	—	107,884
Net increase (decrease)	5,935	$47,530	(949,170)	$(6,774,475)

34

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Emerging Country Debt Fund, Class III	$4,905,670	$176,405	$1,050,000	$176,406	$—	$—	$4,598,123
GMO Short-Duration Collateral Fund	64,898,691	—	—	475,845	—	16,398,094	50,601,917
GMO Special Purpose Holding Fund	3,023	—	—	—	—	—	2,967
GMO U.S. Treasury Fund	8,291,499	27,511,344	12,900,000	9,604	1,741	—	22,900,624
GMO World Opportunity Overlay Fund	27,663,640	1,300,000	—	—	—	—	30,095,996
Totals	$105,762,523	$28,987,749	$13,950,000	$661,855	$1,741	$16,398,094	$108,199,627

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period of March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through the fiscal year ending February 28, 2011.

35

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

36

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory

37

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

38

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.41%	$1,000.00	$1,099.00	$2.17
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

39

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.4%
Short-Term Investments	5.0
Preferred Stocks	0.4
Forward Currency Contracts	0.3
Options Purchased	0.0
Swap Agreements	(0.0)
Written Options	(0.0)
Futures Contracts	(0.1)
Other	1.0
100.0%
Country/Region Summary**	% of Investments
Euro Region***	27.3%
United Kingdom	23.2
Japan	23.2
Switzerland	9.0
Sweden	4.4
Singapore	4.0
Australia	2.5
Denmark	2.3
Hong Kong	1.8
Norway	1.2
Canada	0.7
New Zealand	0.2
Israel	0.2
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The Fund attempts to hedge at least 70% of the foreign currency exposure in the underlying fund's investments relative to the U.S. Dollar. Therefore, the Fund's currency exposures will be different than the country exposures noted above.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares/ Par Value		Description	Value ($)
		MUTUAL FUNDS — 97.8%
		United States — 97.8%
		Affiliated Issuers
	8,233,512	GMO International Growth Equity Fund, Class IV	159,730,131
	8,323,889	GMO International Intrinsic Value Fund, Class IV	157,071,792
			316,801,923
		TOTAL MUTUAL FUNDS (COST $329,287,145)	316,801,923
		SHORT-TERM INVESTMENTS — 1.7%
		Time Deposits — 1.7%
USD	1,000,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.21%, due 09/01/10	1,000,000
DKK	26	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/10	13
USD	1,000,000	Commerzbank (Frankfurt) Time Deposit, 0.21%, due 09/01/10	1,000,000
USD	1,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	1,000,000
USD	1,000,000	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.21%, due 09/01/10	1,000,000
USD	1,000,000	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.21%, due 09/01/10	1,000,000
USD	472,793	Societe Generale (Paris) Time Deposit, 0.21%, due 09/01/10	472,793
		TOTAL SHORT-TERM INVESTMENTS (COST $5,472,806)	5,472,806
		TOTAL INVESTMENTS — 99.5% (Cost $334,759,951)	322,274,729
		Other Assets and Liabilities (net) — 0.5%	1,631,551
		TOTAL NET ASSETS — 100.0%	$323,906,280

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	JP Morgan Chase Bank	AUD	880,000	$778,161	$(5,281)
10/22/10	Bank of America	CAD	2,898,713	2,716,178	(47,226)
10/22/10	Deutsche Bank AG	CAD	181,000	169,602	(3,927)
10/22/10	JP Morgan Chase Bank	CAD	834,215	781,684	(15,041)
10/22/10	Royal Bank of Scotland PLC	CAD	398,073	373,006	(8,037)
10/22/10	Bank of New York Mellon	CHF	1,226,000	1,208,134	20,731
10/22/10	JP Morgan Chase Bank	EUR	2,083,000	2,639,502	2,560
10/22/10	Royal Bank of Scotland PLC	EUR	1,939,000	2,457,030	(17,132)
10/22/10	Barclays	GBP	1,406,000	2,155,569	(24,093)
10/22/10	Bank of New York Mellon	JPY	266,504,000	3,174,053	84,728
10/22/10	Barclays	JPY	89,745,000	1,068,860	6,361
10/22/10	Bank of America	NOK	2,798,000	442,400	2,543
10/22/10	JP Morgan Chase Bank	SGD	703,000	518,619	1,803
				$18,482,798	$(2,011)
Sales #
10/22/10	Bank of America	AUD	8,730,409	$7,720,075	$28,329
10/22/10	Barclays	AUD	6,901,572	6,102,882	36,205
10/22/10	JP Morgan Chase Bank	AUD	11,730,572	10,373,042	54,686
10/22/10	Morgan Stanley	AUD	5,504,591	4,867,568	32,625
10/22/10	Bank of America	CAD	3,543,000	3,319,893	66,254
10/22/10	Bank of New York Mellon	CHF	10,148,000	10,000,118	(223,672)
10/22/10	Barclays	CHF	2,682,967	2,643,869	(59,870)
10/22/10	Brown Brothers Harriman & Co.	CHF	7,194,000	7,089,165	(153,853)
10/22/10	JP Morgan Chase Bank	CHF	6,308,000	6,216,077	(128,977)
10/22/10	State Street Bank And Trust Co.	CHF	7,164,000	7,059,603	(288,016)
10/22/10	Bank of New York Mellon	DKK	22,063,000	3,755,654	47,984
10/22/10	Brown Brothers Harriman & Co.	DKK	24,152,155	4,111,278	52,312
10/22/10	JP Morgan Chase Bank	DKK	18,116,000	3,083,779	34,332
10/22/10	Morgan Stanley	DKK	15,592,000	2,654,134	35,612
10/22/10	Bank of New York Mellon	EUR	9,691,000	12,280,084	161,900
10/22/10	Barclays	EUR	4,040,528	5,120,011	67,947

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Currency Contracts — (Continued)

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
10/22/10	Brown Brothers Harriman & Co.	EUR	2,341,513	$2,967,080	$37,549
10/22/10	Deutsche Bank AG	EUR	8,085,456	10,245,597	149,713
10/22/10	JP Morgan Chase Bank	EUR	13,087,579	16,584,105	192,613
10/22/10	Morgan Stanley	EUR	5,567,904	7,055,446	97,145
10/22/10	Royal Bank of Scotland PLC	EUR	19,115,714	24,222,739	313,828
10/22/10	Bank of America	GBP	8,632,000	13,233,905	290,712
10/22/10	Bank of New York Mellon	GBP	6,776,000	10,388,432	228,476
10/22/10	Barclays	GBP	10,741,670	16,468,286	366,382
10/22/10	Deutsche Bank AG	GBP	6,778,000	10,391,498	196,958
10/22/10	JP Morgan Chase Bank	GBP	7,642,000	11,716,115	235,395
10/22/10	Bank of New York Mellon	HKD	12,981,380	1,669,434	1,551
10/22/10	Brown Brothers Harriman & Co.	HKD	7,745,000	996,024	848
10/22/10	JP Morgan Chase Bank	HKD	14,503,000	1,865,118	1,810
10/22/10	Bank of America	JPY	1,583,355,394	18,857,704	(293,549)
10/22/10	Barclays	JPY	86,073,187	1,025,128	(15,224)
10/22/10	Brown Brothers Harriman & Co.	JPY	1,249,867,303	14,885,873	(233,267)
10/22/10	JP Morgan Chase Bank	JPY	1,637,105,686	19,497,868	(304,864)
10/22/10	Morgan Stanley	JPY	1,835,681,487	21,862,899	(329,725)
10/22/10	Bank of America	NOK	8,172,774	1,292,222	33,433
10/22/10	Barclays	NOK	56,658,000	8,958,370	231,450
10/22/10	Brown Brothers Harriman & Co.	NOK	5,999,750	948,639	21,300
10/22/10	Morgan Stanley	NOK	9,867,000	1,560,102	32,583
10/22/10	JP Morgan Chase Bank	NZD	1,299,000	902,048	9,147
10/22/10	Morgan Stanley	NZD	1,810,000	1,256,896	14,718
10/22/10	Brown Brothers Harriman & Co.	SEK	29,452,539	3,981,346	8,594
10/22/10	JP Morgan Chase Bank	SEK	16,795,011	2,270,322	(831)
10/22/10	Royal Bank of Scotland PLC	SEK	18,307,458	2,474,772	8,174
10/22/10	Bank of America	SGD	1,938,572	1,430,128	(5,929)
10/22/10	JP Morgan Chase Bank	SGD	4,955,000	3,655,416	(15,130)
				$329,060,744	$1,037,658

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,472,806) (Note 2)	$5,472,806
Investments in affiliated issuers, at value (cost $329,287,145) (Notes 2 and 10)	316,801,923
Receivable for Fund shares sold	669,854
Unrealized appreciation on open forward currency contracts (Note 4)	3,209,291
Receivable for expenses reimbursed by Manager (Note 5)	175,730
Total assets	326,329,604
Liabilities:
Payable to affiliate for (Note 5):
Management fee	151,396
Shareholder service fee	42,055
Trustees and Chief Compliance Officer of GMO Trust fees	120
Unrealized depreciation on open forward currency contracts (Note 4)	2,173,644
Accrued expenses	56,109
Total liabilities	2,423,324
Net assets	$323,906,280
Net assets consist of:
Paid-in capital	$355,538,568
Accumulated undistributed net investment income	1,013,023
Accumulated net realized loss	(21,195,736)
Net unrealized depreciation	(11,449,575)
$323,906,280
Net assets attributable to:
Class III shares	$323,906,280
Shares outstanding:
Class III	123,577,501
Net asset value per share:
Class III	$2.62

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$1,217,075
Interest	1,084
Total investment income	1,218,159
Expenses:
Management fee (Note 5)	660,492
Shareholder service fee – Class III (Note 5)	183,470
Audit and tax fees	31,740
Custodian and fund accounting agent fees	28,336
Transfer agent fees	13,800
Legal fees	3,772
Registration fees	1,932
Trustees fees and related expenses (Note 5)	1,732
Miscellaneous	1,473
Total expenses	926,747
Fees and expenses reimbursed by Manager (Note 5)	(80,500)
Indirectly incurred fees waived or borne by Manager (Note 5)	(591,659)
Shareholder service fee waived (Note 5)	(106,499)
Net expenses	148,089
Net investment income (loss)	1,070,070
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(504,079)
Foreign currency, forward contracts and foreign currency related transactions	(8,518,136)
Net realized gain (loss)	(9,022,215)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(13,197,738)
Foreign currency, forward contracts and foreign currency related transactions	974,446
Net unrealized gain (loss)	(12,223,292)
Net realized and unrealized gain (loss)	(21,245,507)
Net increase (decrease) in net assets resulting from operations	$(20,175,437)

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,070,070	$902,826
Net realized gain (loss)	(9,022,215)	(13,368,507)
Change in net unrealized appreciation (depreciation)	(12,223,292)	19,958,116
Net increase (decrease) in net assets from operations	(20,175,437)	7,492,435
Distributions to shareholders from:
Net investment income
Class III	—	(2,756,296)
Net share transactions (Note 9):
Class III	318,686,515	(4,758,078)
Total increase (decrease) in net assets	298,511,078	(21,939)
Net assets:
Beginning of period	25,395,202	25,417,141
End of period (including accumulated undistributed net investment income of $1,013,023 and distributions in excess of net investment income of $57,047, respectively)	$323,906,280	$25,395,202

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$2.64		$2.26		$5.32		$7.45		$9.07	$8.38
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.08		0.15		0.03		0.10	0.07
Net realized and unrealized gain (loss)	(0.03)		0.55		(1.60)		(0.29)		1.17	2.17
Total from investment operations	(0.02)		0.63		(1.45)		(0.26)		1.27	2.24
Less distributions to shareholders:
From net investment income	—		(0.25	)(b)	(0.20)		—		(0.12)	(0.71	)(b)
From net realized gains	—		—		(1.41)		(1.87)		(2.77)	(0.84)
Total distributions	—		(0.25)		(1.61)		(1.87)		(2.89)	(1.55)
Net asset value, end of period	$2.62		$2.64		$2.26		$5.32		$7.45	$9.07
Total Return(c)	(0.76	)%**	29.15%		(35.57)%		(6.75)%		15.60%	28.42%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$323,906		$25,395		$25,417		$30,273		$227,096	$728,814
Net expenses to average daily net assets(d)	0.12	%*	0.11%		0.11	%(e)	0.08	%(e)	0.07%	0.05%
Net investment income (loss) to average daily net assets(a)	0.87	%*	3.25%		3.96%		0.42%		1.23%	0.82%
Portfolio turnover rate	12	%**	15%		17%		11%		18%	36%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(f)	0.64	%*	1.16%		1.24%		0.71%		0.68%	0.67%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.25 per share for 2010 and $0.07 per share for 2006) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f )  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged). The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund, and GMO Flexible Equities Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may invest in securities directly, rather than through the underlying funds. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds and decide how much to invest in each. The models use multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth). The Manager shifts investments among the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Manager assesses the currency exposure of the underlying funds' holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund's benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. The Fund may invest in unaffiliated money market funds, and the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund also may lend its portfolio securities. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO's website at www.gmo.com.

10

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 91.0% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

11

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds
United States	$316,801,923	$—	$—	$316,801,923
TOTAL MUTUAL FUNDS	316,801,923	—	—	316,801,923
Short-Term Investments	5,472,806	—	—	5,472,806
Total Investments	322,274,729	—	—	322,274,729
Forward Currency Contracts
Foreign Exchange risk	—	3,209,291	—	3,209,291
Total	$322,274,729	$3,209,291	$—	$325,484,020

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Currency Contracts
Foreign Exchange risk	$—	$(2,173,644)	$—	$(2,173,644)
Total	$—	$(2,173,644)	$—	$(2,173,644)

12

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or

13

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $91,878.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(7,792,722)
Total	$(7,792,722)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$342,108,532	$—	$(19,833,803)	$(19,833,803)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

14

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. The Fund and some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or an underlying fund may affect the Fund's or the underlying fund's performance more than if the Fund or underlying fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

15

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Derivatives risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The risk to the Fund of using derivatives is particularly pronounced because the Fund often uses currency forwards and other derivatives for hedging purposes.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will invest in underlying funds with higher fees or expenses.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies, or that

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the U.S. dollar will decline in value relative to the foreign currency being hedged by the Fund or an underlying fund); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to

18

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to hedge foreign currency exposure in the underlying Funds' investments relative to the U.S. dollar. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or

19

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing (0.1%) of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

20

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to

21

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and

22

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$3,209,291	$—	$—	$—	$3,209,291
Total	$—	$3,209,291	$—	$—	$—	$3,209,291
Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(2,173,644)	$—	$—	$—	$(2,173,644)
Total	$—	$(2,173,644)	$—	$—	$—	$(2,173,644)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Forward currency contracts	$—	$(8,427,138)	$—	$—	$—	$(8,427,138)
Total	$—	$(8,427,138)	$—	$—	$—	$(8,427,138)
Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$974,446	$—	$—	$—	$974,446
Total	$—	$974,446	$—	$—	$—	$974,446

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

23

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The volume of derivative activity, based on absolute values (forward currency contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Forward Currency Contracts
Average amount outstanding	$295,898,992

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.54% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $1,732 and $552, respectively. The compensation

24

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.490%	0.088%	0.578%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $332,247,075 and $26,920,000, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 87.99% of the outstanding shares of the Fund were held by two shareholders. On that date, no other shareholder owned more than 10% of outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.99% of the Fund's shares were held by accounts for which the Manager had investment discretion.

25

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	122,118,556	$340,046,073	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	1,188,047	2,756,270
Shares repurchased	(8,144,390)	(21,359,558)	(2,835,798)	(7,514,348)
Net increase (decrease)	113,974,166	$318,686,515	(1,647,751)	$(4,758,078)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class IV	$12,603,325	$166,643,630	$13,635,000	$553,630	$—	$159,730,131
GMO International Intrinsic Value Fund, Class IV	12,573,339	165,603,445	13,285,000	663,445	—	157,071,792
Totals	$25,176,664	$332,247,075	$26,920,000	$1,217,075	$—	$316,801,923

11.  Subsequent events

On October 5, 2010, the Fund's Board of Trustees approved a reverse stock split for the Fund. It is anticipated that the reverse split will be effective for shareholders of record after the close of the NYSE on or about November 12, 2010. The Fund will trade at its post-split price on or about November 15, 2010, and the ticker symbol and cusip for the Fund will not change.

The reverse split will reduce the number of shares outstanding for the Fund, and result in a proportionate increase in the price per share of the Fund. The reverse split does not change the value of a shareholder's investment. For example, for a 1-for-8 reverse split, every eight pre-split shares held by a shareholder will result in the receipt of one post-split share, which will be priced eight times higher than the pre-split shares.

26

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

27

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

28

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

29

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$992.40	$3.52
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.5%
Short-Term Investments	3.1
Preferred Stocks	0.3
Forward Currency Contracts	0.0
Futures Contracts	(0.1)
Other	1.2
100.0%
Country Summary	% of Equity Investments*
United States	48.9%
United Kingdom	12.8
Japan	11.5
France	6.5
Italy	4.6
Singapore	3.8
Germany	2.9
Sweden	1.7
Netherlands	1.2
Canada	1.1
Spain	1.1
Switzerland	1.1
Australia	0.9
Hong Kong	0.9
Belgium	0.6
Ireland	0.2
Austria	0.1
Greece	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	13.4%
Energy	10.4
Capital Goods	9.8
Banks	8.5
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.5
Materials	5.4
Software & Services	5.1
Automobiles & Components	3.6
Insurance	3.5
Utilities	3.5
Telecommunication Services	3.4
Retailing	2.8
Food & Staples Retailing	2.7
Transportation	2.7
Health Care Equipment & Services	2.5
Diversified Financials	2.5
Consumer Durables & Apparel	2.1
Media	1.8
Real Estate	1.7
Household & Personal Products	1.1
Consumer Services	0.9
Semiconductors & Semiconductor Equipment	0.7
Commercial & Professional Services	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.5%
	Australia — 0.8%
25,082	BHP Billiton Ltd	832,167
29,579	Commonwealth Bank of Australia	1,329,415
9,715	Rio Tinto Ltd	610,150
	Total Australia	2,771,732
	Austria — 0.1%
5,826	Erste Group Bank AG	210,117
	Belgium — 0.6%
26,533	Anheuser-Busch InBev NV	1,374,284
150,823	Dexia SA *	626,025
	Total Belgium	2,000,309
	Canada — 1.1%
14,000	Bank of Nova Scotia	672,856
12,900	Canadian Pacific Railway Ltd	759,834
34,100	EnCana Corp	935,364
29,800	Husky Energy Inc	694,173
15,500	Teck Resources Ltd Class B	518,484
	Total Canada	3,580,711
	France — 6.2%
11,705	ArcelorMittal	339,254
46,045	AXA	709,310
67,895	BNP Paribas	4,206,188
23,667	Bouygues SA	955,480
9,337	Casino Guichard-Perrachon SA	754,285
30,676	CNP Assurances	520,364
15,434	Compagnie de Saint-Gobain	563,743
9,788	GDF Suez	301,833
4,929	L'Oreal SA	488,051
6,350	Lafarge SA	291,318

See accompanying notes to the financial statements.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — continued
7,388	LVMH Moet Hennessy Louis Vuitton SA	855,959
24,387	Peugeot SA *	637,271
5,320	PPR	689,648
26,274	Renault SA *	1,061,383
36,719	Sanofi-Aventis	2,102,027
3,695	Schneider Electric SA	390,499
26,635	Societe Generale	1,343,148
65,220	Total SA	3,033,670
5,040	Vallourec SA	431,451
27,398	Vivendi SA	635,673
	Total France	20,310,555
	Germany — 2.5%
13,967	Allianz SE (Registered)	1,425,839
11,024	BASF AG	579,816
6,567	Bayerische Motoren Werke AG	345,049
6,736	Daimler AG (Registered) *	325,888
31,590	Deutsche Post AG (Registered)	515,541
17,741	E.ON AG	497,941
10,117	Hannover Rueckversicherung AG (Registered)	446,898
65,627	Infineon Technologies AG *	363,924
7,956	Metro AG	404,058
3,124	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	398,100
16,701	RWE AG	1,093,127
6,150	Salzgitter AG	373,781
30,922	Suedzucker AG	562,821
25,816	ThyssenKrupp AG	705,109
	Total Germany	8,037,892
	Greece — 0.1%
31,729	National Bank of Greece SA *	393,941
	Hong Kong — 0.9%
358,000	BOC Hong Kong Holdings Ltd	945,432
39,500	CLP Holdings Ltd	301,576

See accompanying notes to the financial statements.

4

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
86,237	Esprit Holdings Ltd	486,551
78,000	Hong Kong Electric Holdings Ltd	475,357
49,000	Sun Hung Kai Properties Ltd	691,015
	Total Hong Kong	2,899,931
	Ireland — 0.2%
43,830	CRH Plc	674,842
	Italy — 4.4%
573,140	Enel SPA	2,719,823
229,968	ENI SPA	4,543,730
40,910	Finmeccanica SPA	409,682
93,363	Mediaset SPA	576,657
64,471	Mediobanca SPA *	504,577
100,162	Parmalat SPA	240,340
20,294	Saipem SPA	706,378
856,402	Telecom Italia SPA	1,153,992
803,741	Telecom Italia SPA-Di RISP	881,692
14,811	Tenaris SA	249,787
55,587	Terna SPA	223,146
927,292	UniCredit SPA	2,161,581
	Total Italy	14,371,385
	Japan — 11.0%
40,000	Asahi Glass Co Ltd	390,287
6,600	Astellas Pharma Inc	227,915
152,000	Cosmo Oil Co Ltd	363,472
5,800	Fanuc Ltd	624,208
4,800	Fast Retailing Co Ltd	662,981
33,000	Fuji Heavy Industries Ltd *	184,696
141,000	Hitachi Ltd *	572,986
79,300	Honda Motor Co Ltd	2,626,593
61	INPEX Corp	276,214
155,000	Itochu Corp	1,263,609

See accompanying notes to the financial statements.

5

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
381,520	JX Holdings Inc *	1,931,609
142,000	Kawasaki Kisen Kaisha Ltd *	528,835
223	KDDI Corp	1,075,453
33,200	Komatsu Ltd	674,115
2,900	Kyocera Corp	246,329
173,000	Marubeni Corp	890,679
238,000	Mazda Motor Corp	532,094
68,000	Mitsubishi Chemical Holdings Corp	321,730
30,500	Mitsubishi Corp	653,536
48,800	Mitsui & Co Ltd	635,254
96,000	Mitsui OSK Lines Ltd	603,434
234,300	Mizuho Financial Group Inc	359,350
12,100	Murata Manufacturing Co Ltd	574,862
5,500	Nidec Corp	484,416
1,600	Nintendo Co Ltd	443,568
46,300	Nippon Telegraph & Telephone Corp	1,990,797
205,000	Nippon Yusen KK	789,601
351,900	Nissan Motor Co Ltd *	2,682,180
7,000	Nitto Denko Corp	224,639
117	NTT Data Corp	366,404
391	NTT Docomo Inc	662,559
13,760	ORIX Corp	1,034,670
613	Rakuten Inc	464,610
71,000	Ricoh Company Ltd	909,981
13,600	Sankyo Co Ltd	687,951
69,800	Showa Shell Sekiyu KK	505,845
385,800	Sojitz Corp	620,563
168,000	Sumitomo Corp	1,924,540
216,000	Taisei Corp	426,116
8,000	Taisho Pharmaceutical Co Ltd	159,774
37,800	Takeda Pharmaceutical Co Ltd	1,737,342
4,900	TDK Corp	257,081
62,000	TonenGeneral Sekiyu KK	560,173
86,000	Toshiba Corp *	404,230

See accompanying notes to the financial statements.

6

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
52,500	Toyota Motor Corp	1,781,105
53,400	Toyota Tsusho Corp	764,258
	Total Japan	36,102,644
	Netherlands — 1.2%
15,185	ASML Holding NV	375,735
5,922	Heineken NV	264,685
198,415	ING Groep NV *	1,752,118
11,168	Koninklijke DSM NV	462,138
35,418	Koninklijke Philips Electronics NV	986,985
	Total Netherlands	3,841,661
	Singapore — 3.7%
145,000	DBS Group Holdings Ltd	1,489,408
427,000	Genting Singapore Plc *	534,045
3,349,000	Golden Agri-Resources Ltd	1,389,666
136,000	Keppel Corp Ltd	901,296
292,000	Neptune Orient Lines Ltd *	413,090
545,818	Noble Group Ltd	636,492
233,000	Oversea-Chinese Banking Corp Ltd	1,494,193
187,000	Sembcorp Industries Ltd	589,925
107,200	Singapore Airlines Ltd	1,196,361
72,000	Singapore Exchange Ltd	400,416
393,600	Singapore Telecommunications	896,862
86,000	United Overseas Bank Ltd	1,190,132
183,000	Wilmar International Ltd	847,438
	Total Singapore	11,979,324
	Spain — 1.1%
74,618	Banco Bilbao Vizcaya Argentaria SA	898,794
126,645	Banco Santander SA	1,474,690
19,889	Gas Natural SDG SA	299,591
41,056	Repsol YPF SA	934,536
	Total Spain	3,607,611

See accompanying notes to the financial statements.

7

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Sweden — 1.6%
19,617	Assa Abloy AB Class B	390,580
37,787	Atlas Copco AB Class A	572,479
23,579	Boliden AB	266,178
28,524	Electrolux AB Class B	547,916
60,924	Nordea Bank AB	543,285
43,918	Sandvik AB	518,171
19,604	SKF AB Class B	350,376
60,986	Svenska Cellulosa AB Class B	807,862
95,894	Swedbank AB Class A *	1,069,075
27,736	Volvo AB Class B *	319,767
	Total Sweden	5,385,689
	Switzerland — 1.0%
10,947	Compagnie Financiere Richemont SA Class A	423,344
31,825	Novartis AG (Registered)	1,668,321
1,004	Swisscom AG (Registered)	389,707
2,756	Synthes Inc	303,105
2,926	Zurich Financial Services AG	650,196
	Total Switzerland	3,434,673
	United Kingdom — 12.2%
53,915	3i Group Plc	214,439
24,058	Anglo American Plc	858,057
82,185	ARM Holdings Plc	458,625
68,050	AstraZeneca Plc	3,345,024
250,994	Aviva Plc	1,449,874
338,583	Barclays Plc	1,554,442
40,132	BHP Billiton Plc	1,119,106
189,931	BP Plc	1,096,138
670,179	BT Group Plc	1,366,692
9,516	Carnival Plc	307,728
69,902	Compass Group Plc	569,904
173,388	GlaxoSmithKline Plc	3,235,664
77,904	Home Retail Group Plc	259,642

See accompanying notes to the financial statements.

8

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
114,711	HSBC Holdings Plc	1,123,556
26,364	Kazakhmys Plc	464,029
11,410	Kingfisher Plc	35,611
441,030	Legal & General Group Plc	623,892
88,644	Marks & Spencer Group Plc	468,356
23,310	Next Plc	704,870
659,852	Old Mutual Plc	1,282,343
17,370	Pearson Plc	257,577
37,583	Rio Tinto Plc	1,890,352
1,927,009	Royal Bank of Scotland Group Plc *	1,305,080
10,973	Royal Dutch Shell Plc A Shares (Amsterdam)	290,511
192,970	Royal Dutch Shell Plc A Shares (London)	5,110,589
138,667	Royal Dutch Shell Plc B Shares (London)	3,534,233
23,026	SABMiller Plc	653,849
44,132	Scottish & Southern Energy Plc	774,307
28,167	Standard Chartered Plc	752,202
100,955	Tomkins Plc	500,022
14,243	Vedanta Resources Plc	410,372
986,203	Vodafone Group Plc	2,367,931
34,643	Wolseley Plc *	666,239
45,320	WPP Plc	448,043
39,808	Xstrata Plc	621,219
	Total United Kingdom	40,120,518
	United States — 46.8%
37,500	3M Co.	2,945,625
77,300	Abbott Laboratories	3,813,982
53,200	Accenture Plc.-Class A	1,947,120
5,000	ACE, Ltd.	267,350
13,600	AFLAC, Inc.	642,600
11,300	Agilent Technologies, Inc. *	304,761
3,500	Alcon, Inc.	567,700
31,400	Allstate Corp. (The)	866,640
63,700	Altria Group, Inc.	1,421,784

See accompanying notes to the financial statements.

9

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United States — continued
5,700	Amazon.com, Inc. *	711,531
13,500	AMDOCS Ltd. *	354,105
18,900	Ameren Corp.	530,523
24,700	American Express Co.	984,789
13,600	Ameriprise Financial, Inc.	592,688
26,200	Annaly Capital Management, Inc. REIT	455,356
35,400	Apple, Inc. *	8,615,298
10,400	Assurant, Inc.	380,224
47,500	Automatic Data Processing, Inc.	1,833,975
4,200	AvalonBay Communities, Inc. REIT	441,924
25,900	Baxter International, Inc.	1,102,304
14,800	Becton, Dickinson & Co.	1,009,212
12,300	Best Buy Co., Inc.	386,097
2,900	BlackRock, Inc.	411,655
4,700	Boston Properties, Inc. REIT	382,580
23,500	Bristol–Myers Squibb Co.	612,880
14,400	Broadcom Corp.-Class A	431,568
7,300	C.R. Bard, Inc.	560,859
15,600	Capital One Financial Corp.	590,616
14,600	Caterpillar, Inc.	951,336
35,700	CenterPoint Energy, Inc.	528,003
16,100	Chevron Corp.	1,193,976
15,900	CH Robinson Worldwide, Inc.	1,033,341
4,600	Cimarex Energy Co.	300,932
46,200	Cisco Systems, Inc. *	926,310
33,000	Coach, Inc.	1,182,720
122,600	Coca–Cola Co. (The)	6,855,792
15,600	Cognizant Technology Solutions Corp.-Class A *	898,638
10,400	Comerica, Inc.	357,864
20,900	Computer Sciences Corp.	832,029
60,153	ConocoPhillips	3,153,822
10,200	Danaher Corp.	370,566
6,100	Deere & Co.	385,947
12,900	Dow Chemical Co. (The)	314,373

See accompanying notes to the financial statements.

10

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United States — continued
19,400	DTE Energy Co.	908,890
45,600	Duke Energy Corp.	783,864
12,100	E.I. du Pont de Nemours & Co.	493,317
5,500	Eaton Corp.	382,140
25,000	Ecolab, Inc.	1,185,000
64,700	Eli Lilly & Co.	2,171,332
14,500	Emerson Electric Co.	676,425
12,500	Equity Residential REIT	572,875
20,900	Expeditors International of Washington, Inc.	827,431
5,500	FedEx Corp.	429,275
10,200	FLIR Systems, Inc. *	256,224
6,100	FMC Technologies, Inc. *	377,285
65,400	Ford Motor Co. *	738,366
17,200	Forest Laboratories, Inc. *	469,388
7,500	Franklin Resources, Inc.	723,825
8,400	Freeport–McMoRan Copper & Gold, Inc.	604,632
14,400	Gannett Co., Inc.	174,096
117,700	General Electric Co.	1,704,296
28,800	General Dynamics Corp.	1,609,056
17,600	General Mills, Inc.	636,416
9,300	Genuine Parts Co.	389,949
22,300	Genworth Financial, Inc.-Class A *	241,509
11,000	Google, Inc.-Class A *	4,950,220
24,600	Hewlett-Packard Co.	946,608
33,000	Home Depot, Inc.	917,730
8,200	Honeywell International, Inc.	320,538
17,600	Hospitality Properties Trust REIT	344,080
22,900	Host Hotels & Resorts, Inc. REIT	300,677
11,300	Illinois Tool Works, Inc.	466,238
33,900	Intel Corp.	600,708
3,200	IntercontinentalExchange, Inc. *	305,792
214,300	Johnson & Johnson	12,219,386
39,500	Kimberly–Clark Corp.	2,543,800
11,600	Limited Brands, Inc.	273,760

See accompanying notes to the financial statements.

11

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United States — continued
2,800	Lubrizol Corp.	261,268
4,800	M&T Bank Corp.	411,072
41,000	Macy's, Inc.	797,040
37,800	Marathon Oil Corp.	1,152,522
11,300	Marriott International, Inc.-Class A	361,713
6,200	McDonald's Corp.	452,972
47,100	Medtronic, Inc.	1,482,708
181,600	Merck & Co., Inc.	6,385,056
88,900	Microsoft Corp.	2,087,372
14,000	NetApp, Inc. *	566,160
6,500	Newfield Exploration Co. *	312,065
6,800	Newmont Mining Corp.	416,976
44,700	News Corp.-Class A	561,879
28,200	Nike, Inc.-Class B	1,974,000
37,200	NiSource, Inc.	645,048
10,600	Nordstrom, Inc.	306,552
6,300	Norfolk Southern Corp.	338,184
37,000	Oracle Corp.	809,560
45,800	Paychex, Inc.	1,139,962
8,000	Peabody Energy Corp.	342,400
28,900	Pepco Holdings, Inc.	518,755
88,600	PepsiCo, Inc.	5,686,348
242,073	Pfizer, Inc.	3,856,223
6,600	Pinnacle West Capital Corp.	263,010
12,500	PNC Financial Services Group, Inc.	637,000
9,500	Prudential Financial, Inc.	480,415
4,800	Public Storage REIT	470,496
35,700	Qualcomm, Inc.	1,367,667
12,100	Rockwell Collins, Inc.	652,553
19,100	RR Donnelley & Sons Co.	289,269
7,400	Ryder System, Inc.	283,938
10,500	Sigma–Aldrich Corp.	558,285
6,300	Simon Property Group, Inc. REIT	569,835
19,700	Southern Copper Corp.	595,728

See accompanying notes to the financial statements.

12

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United States — continued
27,700	Southwest Airlines Co.	306,085
24,800	Starbucks Corp.	570,152
24,100	Stryker Corp.	1,040,879
9,400	St Jude Medical, Inc. *	324,958
7,800	Sunoco, Inc.	262,704
18,242	Supervalu, Inc.	177,312
42,900	Sysco Corp.	1,179,321
7,600	T. Rowe Price Group, Inc.	332,728
6,300	Time Warner Cable, Inc.	325,143
12,100	Time Warner, Inc.	362,758
23,200	TJX Cos. (The), Inc.	920,808
7,700	Torchmark Corp.	379,995
20,700	Tyco Electronics Ltd.	507,564
6,200	United Parcel Service, Inc.-Class B	395,560
24,215	UnitedHealth Group, Inc.	768,100
29,500	United Technologies Corp.	1,923,695
9,700	Urban Outfitters, Inc. *	294,104
53,900	Valero Energy Corp.	850,003
7,300	Ventas, Inc. REIT	368,723
8,100	VF Corp.	572,022
17,000	Viacom, Inc.-Class B	534,140
16,800	Virgin Media, Inc.	349,608
7,200	Visa, Inc.-Class A	496,656
10,500	Vornado Realty Trust REIT	851,130
42,300	Walt Disney Co. (The)	1,378,557
117,900	Wal–Mart Stores, Inc.	5,911,506
14,400	WellPoint, Inc. *	715,392
11,000	Western Digital Corp. *	265,650
5,100	Whirlpool Corp.	378,216
49,300	Xerox Corp.	416,092
18,100	XL Group Plc	324,171
	Total United States	153,514,286
	TOTAL COMMON STOCKS (COST $344,521,409)	313,237,821

See accompanying notes to the financial statements.

13

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.3%
		Germany — 0.3%
	11,827	Henkel AG & Co KGaA 1.40%	554,328
	7,769	Porsche Automobil Holding SE 0.13%	362,352
		Total Germany	916,680
		TOTAL PREFERRED STOCKS (COST $995,497)	916,680
		SHORT-TERM INVESTMENTS — 3.1%
		Time Deposits — 3.1%
AUD	43,542	Bank of America (Charlotte) Time Deposit, 4.44%, due 09/01/10	38,740
USD	2,500,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.21%, due 09/01/10	2,500,000
JPY	1,809,080	BNP Paribas (Paris) Time Deposit, 0.04%, due 09/01/10	21,534
DKK	68,982	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/10	11,742
SEK	70,950	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	9,599
CAD	14,564	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.70%, due 09/01/10	13,658
NOK	58,429	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.89%, due 09/01/10	9,264
CHF	10,629	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/01/10	10,470
EUR	11,700	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 09/01/10	14,827
USD	2,361,107	Commerzbank (Frankfurt) Time Deposit, 0.21%, due 09/01/10	2,361,107
USD	2,500,000	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	2,500,000
HKD	406,252	HSBC Bank (Hong Kong) Time Deposit, 0.03%, due 09/01/10	52,226
SGD	98,565	HSBC Bank (Hong Kong) Time Deposit, 0.13%, due 09/01/10	72,715
GBP	13,979	JPMorgan Chase (New York) Time Deposit, 0.46%, due 09/01/10	21,438
USD	2,500,000	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.21%, due 09/01/10	2,500,000
		Total Time Deposits	10,137,320
		TOTAL SHORT-TERM INVESTMENTS (COST $10,137,320)	10,137,320
		TOTAL INVESTMENTS — 98.9% (Cost $355,654,226)	324,291,821
		Other Assets and Liabilities (net) — 1.1%	3,469,242
		TOTAL NET ASSETS — 100.0%	$327,761,063

See accompanying notes to the financial statements.

14

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	Barclays	CAD	7,365,579	$6,901,760	$(146,304)
10/22/10	Royal Bank Of Scotland PLC	CAD	7,365,579	6,901,760	(148,712)
10/22/10	Bank Of America	CHF	5,502,403	5,422,219	127,710
10/22/10	Royal Bank Of Scotland PLC	CHF	5,502,403	5,422,219	112,506
10/22/10	Barclays	DKK	2,226,349	378,978	(4,981)
10/22/10	Brown Brothers Harriman & Co.	SEK	6,333,349	856,132	(1,848)
10/22/10	Barclays	SEK	50,755,468	6,861,042	(24,977)
10/22/10	Mellon Bank	SEK	8,167,074	1,104,012	(4,109)
				$33,848,122	$(90,715)
Sales #
10/22/10	Bank Of America	AUD	1,207,450	$1,067,717	$3,918
10/22/10	J.P. Morgan Chase Bank	AUD	1,452,715	1,284,598	6,773
10/22/10	Brown Brothers Harriman & Co.	EUR	4,447,864	5,636,172	71,327
10/22/10	Bank Of America	EUR	5,105,970	6,470,100	87,288
10/22/10	Deutsche Bank AG	EUR	4,955,795	6,279,803	91,763
10/22/10	Deutsche Bank AG	GBP	1,348,769	2,067,827	39,193
10/22/10	Mellon Bank	HKD	3,811,482	490,165	455
10/22/10	Mellon Bank	JPY	65,501,775	780,124	(11,774)
10/22/10	J.P. Morgan Chase Bank	JPY	503,167,901	5,992,711	(93,701)
10/22/10	Mellon Bank	SGD	6,838,412	5,044,851	(23,069)
				$35,114,068	$172,173

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

15

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
17	DAX	September 2010	$3,172,754	$(76,059)
42	FTSE 100	September 2010	3,333,382	(6,034)
64	FTSE/MIB	September 2010	7,959,853	(138,089)
33	MSCI Singapore	September 2010	1,699,467	35,682
47	TOPIX	September 2010	4,475,602	(444,396)
			$20,641,058	$(628,896)
Sales
17	IBEX 35	September 2010	$2,183,712	$34,165
23	SPI 200	September 2010	2,253,485	84,703
23	S&P Toronto 60	September 2010	2,990,744	(57,395)
106	S&P 500 E-Mini Index	September 2010	5,555,725	195,327
			$12,983,666	$256,800

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

16

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $355,654,226) (Note 2)	$324,291,821
Dividends receivable	922,574
Foreign taxes receivable	63,073
Unrealized appreciation on open forward currency contracts (Note 4)	540,933
Receivable for collateral on open futures contracts (Note 4)	2,892,911
Receivable for expenses reimbursed by Manager (Note 5)	34,162
Total assets	328,745,474
Liabilities:
Foreign currency due to custodian (cost $63,622)	63,717
Payable to affiliate for (Note 5):
Management fee	129,890
Shareholder service fee	36,217
Trustees and Chief Compliance Officer of GMO Trust fees	628
Payable for variation margin on open futures contracts (Note 4)	159,851
Unrealized depreciation on open forward currency contracts (Note 4)	459,475
Accrued expenses	134,633
Total liabilities	984,411
Net assets	$327,761,063
Net assets consist of:
Paid-in capital	$468,873,137
Accumulated undistributed net investment income	3,862,512
Accumulated net realized loss	(113,313,772)
Net unrealized depreciation	(31,660,814)
$327,761,063
Net assets attributable to:
Class III shares	$166,918,654
Class IV shares	$160,842,409
Shares outstanding:
Class III	10,701,681
Class IV	10,300,513
Net asset value per share:
Class III	$15.60
Class IV	$15.61

See accompanying notes to the financial statements.

17

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $319,465)	$5,151,657
Interest	2,570
Total investment income	5,154,227
Expenses:
Management fee (Note 5)	776,642
Shareholder service fee – Class III (Note 5)	132,173
Shareholder service fee – Class IV (Note 5)	84,472
Custodian and fund accounting agent fees	110,860
Audit and tax fees	39,284
Transfer agent fees	27,232
Legal fees	8,464
Trustees fees and related expenses (Note 5)	3,648
Registration fees	1,564
Miscellaneous	11,316
Total expenses	1,195,655
Fees and expenses reimbursed by Manager (Note 5)	(197,432)
Expense reductions (Note 2)	(13)
Net expenses	998,210
Net investment income (loss)	4,156,017
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(3,285,982)
Closed futures contracts	(904,611)
Foreign currency, forward contracts and foreign currency related transactions	721,078
Net realized gain (loss)	(3,469,515)
Change in net unrealized appreciation (depreciation) on:
Investments	(10,590,832)
Open futures contracts	193,730
Foreign currency, forward contracts and foreign currency related transactions	(9,786)
Net unrealized gain (loss)	(10,406,888)
Net realized and unrealized gain (loss)	(13,876,403)
Net increase (decrease) in net assets resulting from operations	$(9,720,386)

See accompanying notes to the financial statements.

18

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,156,017	$6,710,356
Net realized gain (loss)	(3,469,515)	(58,783,013)
Change in net unrealized appreciation (depreciation)	(10,406,888)	178,199,951
Net increase (decrease) in net assets from operations	(9,720,386)	126,127,294
Distributions to shareholders from:
Net investment income
Class III	(2,321,473)	(4,837,784)
Class IV	(2,237,445)	(3,886,700)
Total distributions from net investment income	(4,558,918)	(8,724,484)
Net share transactions (Note 9):
Class III	2,391,681	(52,270,384)
Class IV	2,356,178	3,886,700
Increase (decrease) in net assets resulting from net share transactions	4,747,859	(48,383,684)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	5,482	269,314
Increase in net assets resulting from purchase premiums and redemption fees	5,482	269,314
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	4,753,341	(48,114,370)
Total increase (decrease) in net assets	(9,525,963)	69,288,440
Net assets:
Beginning of period	337,287,026	267,998,586
End of period (including accumulated undistributed net investment income of $3,862,512 and $4,265,413, respectively)	$327,761,063	$337,287,026

See accompanying notes to the financial statements.

19

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006(a)
Net asset value, beginning of period	$16.28		$11.34		$21.88		$24.58		$22.24	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.29		0.51		0.54		0.43	0.15
Net realized and unrealized gain (loss)	(0.66)		5.03		(10.20)		(0.74)		2.84	2.15
Total from investment operations	(0.46)		5.32		(9.69)		(0.20)		3.27	2.30
Less distributions to shareholders:
From net investment income	(0.22)		(0.38)		(0.64)		(0.67)		(0.32)	(0.06)
From net realized gains	—		—		(0.21)		(1.83)		(0.61)	—
Total distributions	(0.22)		(0.38)		(0.85)		(2.50)		(0.93)	(0.06)
Net asset value, end of period	$15.60		$16.28		$11.34		$21.88		$24.58	$22.24
Total Return(b)	(2.85	)%**	47.03%		(45.56)%		(1.73)%		14.87%	11.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$166,919		$171,842		$155,560		$309,609		$282,446	$179,466
Net expenses to average daily net assets	0.60	%(c)*	0.60	%(c)	0.61	%(d)	0.62	%(d)	0.62%	0.62	%*
Net investment income (loss) to average daily net assets	2.39	%*	1.93%		2.79%		2.15%		1.83%	1.27	%*
Portfolio turnover rate	18	%**	47%		50%		53%		43%	15	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.12%		0.11%		0.12%	0.20	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.02		$0.01		$0.02		$0.03	$0.07

(a)  Period from August 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period August 1, 2005 through February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006(a)
Net asset value, beginning of period	$16.30		$11.35		$21.90		$24.59		$22.25	$20.24
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.30		0.51		0.56		0.45	0.12
Net realized and unrealized gain (loss)	(0.67)		5.04		(10.20)		(0.74)		2.82	1.95
Total from investment operations	(0.47)		5.34		(9.69)		(0.18)		3.27	2.07
Less distributions to shareholders:
From net investment income	(0.22)		(0.39)		(0.65)		(0.68)		(0.32)	(0.06)
From net realized gains	—		—		(0.21)		(1.83)		(0.61)	—
Total distributions	(0.22)		(0.39)		(0.86)		(2.51)		(0.93)	(0.06)
Net asset value, end of period	$15.61		$16.30		$11.35		$21.90		$24.59	$22.25
Total Return(b)	(2.90	)%**	47.16%		(45.52)%		(1.66)%		14.88%	10.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$160,842		$165,445		$112,438		$206,408		$209,937	$137,409
Net expenses to average daily net assets	0.55	%(c)*	0.55	%(c)	0.56	%(d)	0.57	%(d)	0.57%	0.57	%*
Net investment income (loss) to average daily net assets	2.43	%*	1.94%		2.82%		2.22%		1.93%	1.20	%*
Portfolio turnover rate	18	%**	47%		50%		53%		43%	15	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.12%		0.11%		0.12%	0.17	%*
Redemption fees consisted of the following per share amounts:†	—	(e)	—	(e)	—	(e)	—	(e)	$0.02	$0.06

(a)  Period from September 1, 2005 (commencement of operations) through February 28, 2006.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(e)  The class received no purchase premiums or redemption fees.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period August 1, 2005 through February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Developed World Stock Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI World Index. Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select individual stocks, countries, and currencies. The Manager selects stocks it believes (i) are undervalued (e.g., stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). In selecting countries in which to invest and determining the Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Fund may make investments tied economically to emerging countries. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 47.9% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

23

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$2,771,732	$—	$2,771,732
Austria	—	210,117	—	210,117
Belgium	—	2,000,309	—	2,000,309
Canada	3,580,711	—	—	3,580,711
France	—	20,310,555	—	20,310,555
Germany	—	8,037,892	—	8,037,892
Greece	—	393,941	—	393,941
Hong Kong	—	2,899,931	—	2,899,931
Ireland	—	674,842	—	674,842
Italy	—	14,371,385	—	14,371,385
Japan	—	36,102,644	—	36,102,644
Netherlands	—	3,841,661	—	3,841,661
Singapore	—	11,979,324	—	11,979,324
Spain	—	3,607,611	—	3,607,611
Sweden	—	5,385,689	—	5,385,689
Switzerland	—	3,434,673	—	3,434,673

24

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Kingdom	$—	$40,120,518	$—	$40,120,518
United States	153,514,286	—	—	153,514,286
TOTAL COMMON STOCKS	157,094,997	156,142,824	—	313,237,821
Preferred Stocks
Germany	—	916,680	—	916,680
TOTAL PREFERRED STOCKS	—	916,680	—	916,680
Short-Term Investments	10,137,320	—	—	10,137,320
Total Investments	167,232,317	157,059,504	—	324,291,821
Derivatives
Forward Currency Contracts
Foreign Exchange risk	—	540,933	—	540,933
Futures Contracts
Equity risk	195,327	154,550	—	349,877
Total Derivatives	195,327	695,483	—	890,810
Total	$167,427,644	$157,754,987	$—	$325,182,631

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts
Foreign Exchange risk	$—	$(459,475)	$—	$(459,475)
Futures Contracts
Equity risk	(57,395)	(664,578)	—	(721,973)
Total Derivatives	(57,395)	(1,124,053)	—	(1,181,448)
Total	$(57,395)	$(1,124,053)	$—	$(1,181,448)

25

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments

26

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $13,229,513.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(12,590,155)
2/28/2018	(76,431,352)
Total	$(89,021,507)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$361,612,939	$16,563,323	$(53,884,441)	$(37,321,118)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

27

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases of Fund shares and the fee on cash redemptions were each 0.25% of the amount invested or redeemed. An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to

28

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's

29

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

31

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing (0.1)% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified using Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

33

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket

34

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility

35

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$—	$—	$—	$349,877	$—	$349,877
Unrealized appreciation on forward currency contracts	—	540,933	—	—	—	540,933
Total	$—	$540,933	$—	$349,877	$—	$890,810
Liabilities:
Unrealized depreciation on futures contracts*	$—	$—	$—	$(721,973)	$—	$(721,973)
Unrealized depreciation on forward currency contracts	—	(459,475)	—	—	—	(459,475)
Total	$—	$(459,475)	$—	$(721,973)	$—	$(1,181,448)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

36

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(904,611)	$—	$(904,611)
Forward currency contracts	—	740,326	—	—	—	740,326
Total	$—	$740,326	$—	$(904,611)	$—	$(164,285)
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$193,730	$—	$193,730
Forward currency contracts	—	(6,461)	—	—	—	(6,461)
Total	$—	$(6,461)	$—	$193,730	$—	$187,269

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The derivative financial instruments outstanding as of period end (as disclosed in the Notes to Schedules of Investments) and the amounts of realized and changes in unrealized gains and losses on derivative financial instruments during the period (as disclosed in the Statements of Operations) serve as indicators of the volume of derivative activity for the Fund during the period.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.45% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities

37

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $3,648 and $1,288, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $63,457,595 and $58,402,919, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.   Principal shareholders and related parties

As of August 31, 2010, 71.23% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, less than 0.01% of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

38

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.   Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	85,208	$1,443,421	1,741,328	$25,959,247
Shares issued to shareholders in reinvestment of distributions	114,730	1,812,738	218,646	3,473,940
Shares repurchased	(52,706)	(864,478)	(5,124,626)	(81,703,571)
Purchase premiums	—	3,618	—	65,061
Redemption fees	—	1,864	—	204,253
Net increase (decrease)	147,232	$2,397,163	(3,164,652)	$(52,001,070)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	7,244	$118,733	—	$—
Shares issued to shareholders in reinvestment of distributions	141,521	2,237,445	244,409	3,886,700
Net increase (decrease)	148,765	$2,356,178	244,409	$3,886,700

39

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

40

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

41

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

42

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.60%	$1,000.00	$971.50	$2.98
2	) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06
Class IV
1	) Actual	0.55%	$1,000.00	$971.00	$2.73
2	) Hypothetical	0.55%	$1,000.00	$1,022.43	$2.80

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

43

GMO Domestic Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	93.6%
Short-Term Investments	6.4
Swap Agreements	(0.0)
Forward Currency Contracts	(0.0)
Other	0.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 7.1%
	Corporate Debt — 1.6%
9,312,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	9,894,000
	U.S. Government — 5.3%
33,219,643	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a)	33,632,297
	U.S. Government Agency — 0.2%
565,980	Agency for International Development Floater (Support of Jamaica), 6 mo. U.S. Treasury Bill + 0.75%, 0.94%, due 03/30/19 (b)	551,445
700,003	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.17%, due 01/01/12 (b)	691,757
	Total U.S. Government Agency	1,243,202
	TOTAL DEBT OBLIGATIONS (COST $44,407,353)	44,769,499
	MUTUAL FUNDS — 92.8%
	Affiliated Issuers — 92.8%
47,223,590	GMO Short-Duration Collateral Fund	551,571,528
1,483	GMO Special Purpose Holding Fund (c)	800
1,352,741	GMO U.S. Treasury Fund	33,818,527
	TOTAL MUTUAL FUNDS (COST $618,224,726)	585,390,855
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
140,457	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	140,457
	TOTAL SHORT-TERM INVESTMENTS (COST $140,457)	140,457
	TOTAL INVESTMENTS — 99.9% (Cost $662,772,536)	630,300,811
	Other Assets and Liabilities (net) — 0.1%	389,630
	TOTAL NET ASSETS — 100.0%	$630,690,441

See accompanying notes to the financial statements.

2

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Swap Agreements

Credit Default Swaps

Notional Amount	Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Market Value
11,500,000	USD3/20/2013	Barclays	(Pay)	0.61%	1.48%	Health Care	NA	$234,681
		Bank PLC				Properties
$234,681
							Premiums to (Pay) Receive	$—

^  Receive - Fund receives premium and sells credit protection.
  (Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

MTN - Medium Term Note

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Underlying investment represents interests in defaulted claims.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $44,547,810) (Note 2)	$44,909,956
Investments in affiliated issuers, at value (cost $618,224,726) (Notes 2 and 10)	585,390,855
Dividends and interest receivable	309,440
Receivable for open swap contracts (Note 4)	234,681
Receivable for expenses reimbursed by Manager (Note 5)	44,281
Total assets	630,889,213
Liabilities:
Payable to affiliate for (Note 5):
Management fee	54,960
Shareholder service fee	41,569
Trustees and Chief Compliance Officer of GMO Trust fees	1,366
Accrued expenses	100,877
Total liabilities	198,772
Net assets	$630,690,441
Net assets consist of:
Paid-in capital	$683,415,044
Accumulated undistributed net investment income	66,268
Accumulated net realized loss	(20,553,827)
Net unrealized depreciation	(32,237,044)
$630,690,441
Net assets attributable to:
Class III shares	$136,946,738
Class VI shares	$493,743,703
Shares outstanding:
Class III	28,475,744
Class VI	102,504,788
Net asset value per share:
Class III	$4.81
Class VI	$4.82

See accompanying notes to the financial statements.

5

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$5,208,613
Interest	478,427
Dividends	21,903
Total investment income	5,708,943
Expenses:
Management fee (Note 5)	364,587
Shareholder service fee – Class III (Note 5)	119,384
Shareholder service fee – Class VI (Note 5)	156,748
Custodian, fund accounting agent and transfer agent fees	52,256
Audit and tax fees	28,888
Legal fees	21,436
Trustees fees and related expenses (Note 5)	7,904
Registration fees	552
Miscellaneous	6,900
Total expenses	758,655
Fees and expenses reimbursed by Manager (Note 5)	(286,621)
Expense reductions (Note 2)	(3)
Net expenses	472,031
Net investment income (loss)	5,236,912
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(809,754)
Investments in affiliated issuers	(1,000)
Realized gains distributions from affiliated issuers (Note 10)	3,340
Closed swap contracts	(35,465)
Net realized gain (loss)	(842,879)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,487,162
Investments in affiliated issuers	22,905,827
Open swap contracts	(109,079)
Net unrealized gain (loss)	24,283,910
Net realized and unrealized gain (loss)	23,441,031
Net increase (decrease) in net assets resulting from operations	$28,677,943

See accompanying notes to the financial statements.

6

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,236,912	$12,335,502
Net realized gain (loss)	(842,879)	276,315
Change in net unrealized appreciation (depreciation)	24,283,910	174,476,751
Net increase (decrease) in net assets from operations	28,677,943	187,088,568
Distributions to shareholders from (Note 2):
Net investment income
Class III	(1,069,676)	(6,119,682)
Class VI	(4,096,268)	(15,263,975)
Total distributions from net investment income	(5,165,944)	(21,383,657)
Net realized gains
Class III	—	(19,446,942)
Class VI	—	(41,539,732)
Total distributions from net realized gains	—	(60,986,674)
Return of capital
Class III	(38,784,998)	(105,823,350)
Class VI	(138,949,063)	(263,406,325)
Total distributions from return of capital	(177,734,061)	(369,229,675)
	(182,900,005)	(451,600,006)
Net share transactions (Note 9):
Class III	(3,021,144)	(85,021,180)
Class VI	(100,000)	79,276,331
Increase (decrease) in net assets resulting from net share transactions	(3,121,144)	(5,744,849)
Redemption fees (Notes 2 and 9):
Class III	—	10,529
Class VI	—	24,504
Increase in net assets resulting from redemption fees	—	35,033
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(3,121,144)	(5,709,816)
Total increase (decrease) in net assets	(157,343,206)	(270,221,254)
Net assets:
Beginning of period	788,033,647	1,058,254,901
End of period (including accumulated undistributed net investment income of $66,268 and distributions in excess of net investment income of $4,700, respectively)	$630,690,441	$788,033,647

See accompanying notes to the financial statements.

7

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007	2006
Net asset value, beginning of period	$5.99		$7.99	$9.47		$9.81		$9.81	$9.84
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.09	0.39		0.42		0.43	0.13
Net realized and unrealized gain (loss)	0.18		1.33	(1.36)		(0.01)		0.06	0.16
Total from investment operations	0.22		1.42	(0.97)		0.41		0.49	0.29
Less distributions to shareholders:
From net investment income	(0.04)		(0.16)	(0.50)		(0.75)		(0.49)	(0.16)
From net realized gains	—		(0.46)	(0.01)		—		—	(0.16)
Return of capital	(1.36)		(2.80)	—		—		—	—
Total distributions	(1.40)		(3.42)	(0.51)		(0.75)		(0.49)	(0.32)
Net asset value, end of period	$4.81		$5.99	$7.99		$9.47		$9.81	$9.81
Total Return(b)	3.94	%**	23.87%	(10.39)%		4.35%		5.09%	3.02%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$136,947		$173,619	$337,524		$144,286		$94,159	$125,188
Net expenses to average daily net assets(c)	0.20	%*(d)	0.21%	0.26	%(d)	0.25	%(d)	0.25%	0.25%
Net investment income (loss) to average daily net assets(a)	1.36	%*	1.37%	4.43%		4.28%		4.42%	1.30%
Portfolio turnover rate	0	%(e)**	30%	68%		22%		17%	24%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.07%	0.02%		0.03%		0.03%	0.02%
Redemption fees consisted of the following per share amounts:†	—		0.00 (f)	0.00	(f)	—		—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  The portfolio turnover rate was less than 1%.

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007	2006(a)
Net asset value, beginning of period	$5.99		$7.99	$9.48		$9.82		$9.82	$9.93
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.04		0.09	0.44		0.57		0.48	0.24
Net realized and unrealized gain (loss)	0.19		1.33	(1.41)		(0.15)		0.02	(0.14	)(c)
Total from investment operations	0.23		1.42	(0.97)		0.42		0.50	0.10
Less distributions to shareholders:
From net investment income	(0.04)		(0.17)	(0.51)		(0.76)		(0.50)	(0.21)
From net realized gains	—		(0.46)	(0.01)		—		—	—
Return of capital	(1.36)		(2.79)	—		—		—	—
Total distributions	(1.40)		(3.42)	(0.52)		(0.76)		(0.50)	(0.21)
Net asset value, end of period	$4.82		$5.99	$7.99		$9.48		$9.82	$9.82
Total Return(d)	4.16	%**	23.87%	(10.40)%		4.42%		5.19%	0.97	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$493,744		$614,415	$720,731		$581,526		$327,796	$359,958
Net expenses to average daily net assets(e)	0.11	%*(f)	0.12%	0.16	%(f)	0.16	%(f)	0.16%	0.16	%*
Net investment income (loss) to average daily net assets(b)	1.46	%*	1.43%	5.02%		5.87%		4.85%	2.38	%(g)
Portfolio turnover rate	0	%(h)**	30%	68%		22%		17%	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.08%	0.02%		0.03%		0.03%	0.02	%*
Redemption fees consisted of the following per share amounts:†	—		0.00 (i)	0.00	(i)	—		—	—

(a)  Period from July 26, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

(h)  The portfolio turnover rate was less than 1%.

(i)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Government Index. The Fund is not currently pursuing an active investment program. Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in bonds tied economically to the U.S. The term "bond" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments.

Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter ("OTC") derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities).

In implementing its investment strategies, the Fund has invested in and may continue to hold: U.S. government securities and other investment-grade bonds, including asset-backed securities (including securities neither guaranteed nor insured by the U.S. government); derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps, and other swap contracts; shares of SDCF (a fund that primarily holds asset-backed securities); shares of GMO U.S. Treasury Fund (for liquidity management purposes); and foreign bonds. Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and may continue to have material exposure to below investment grade securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager does not seek to maintain a specified interest rate duration for the Fund.

As of August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

10

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Since April 2009, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of SCDF and GMO Special Purpose Holding Fund ("SPHF") were not publicly available for direct purchase.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.9% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

11

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 8.1% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using a specified spread above the LIBOR Rate.

12

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$9,894,000	$—	$9,894,000
U.S. Government	—	33,632,297	—	33,632,297
U.S. Government Agency	—	—	1,243,202	1,243,202
TOTAL DEBT OBLIGATIONS	—	43,526,297	1,243,202	44,769,499
Mutual Funds	585,390,055	800	—	585,390,855
Short-Term Investments	140,457	—	—	140,457
Total Investments	585,530,512	43,527,097	1,243,202	630,300,811
Derivatives
Swap Agreements
Credit Risk	—	234,681	—	234,681
Total	$585,530,512	$43,761,778	$1,243,202	$630,535,492

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 57.7% and (0.1)% of total net assets, respectively.

13

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Tranfers into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Debt Obligations
U.S. Government Agency	$1,501,469	$(264,777)	$(22)	$(23)	$6,555	$—	$—		$1,243,202
Preferred Stock	720,000	(1,251,280)	—	(809,689)	1,340,969	—	—		—
Swap Agreements	343,760	35,465	—	(35,465)	(109,079)	—	(234,681	)**	—
Total	$2,565,229	$(1,480,592)	$(22)	$(845,177)	$1,238,445	$—	$(234,681)		$1,243,202

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be

14

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions more frequently (e.g. monthly). As of August 31, 2010, all distributions have been paid in cash. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are

15

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes. Such amounts are estimated for the six months ended August 31, 2010.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(3,229,648)
Total	$(3,229,648)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$679,272,223	$595,184	$(49,566,596)	$(48,971,412)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

16

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines

17

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

18

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. In addition, holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans).

Other principal risks of an investment in the Fund include Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Credit and Counterparty Risk (risk of default of an issuer or guarantor of fixed income securities, a derivatives counterparty, or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy,

19

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

20

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash,

22

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains

23

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap

24

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used credit default swap agreements to provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and

25

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on swap agreements	$—	$—	$234,681	$—	$—	$234,681
Total	$—	$—	$234,681	$—	$—	$234,681

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Swap contracts	$—	$—	$(35,465)	$—	$—	$(35,465)
Total	$—	$—	$(35,465)	$—	$—	$(35,465)
Change in Unrealized Appreciation (Depreciation) on:
Swap contracts	$—	$—	$(109,079)	$—	$—	$(109,079)
Total	$—	$—	$(109,079)	$—	$—	$(109,079)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The derivative financial instruments outstanding as of period end (as disclosed in the Schedule of Investments) and the amounts of realized and changes in unrealized gains and losses on derivative financial instruments during the period (as disclosed in the Statements of Operations) serve as indicators of the volume of derivative activity for the Fund during the period.

26

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.10% of average daily net assets. The Manager has voluntarily agreed to waive the Fund's management fee by 0.05% and to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.05% of the Fund's average daily net assets (excluding the Fund's Excluded Fund Fees and Expenses described below). The Manager may change or terminate these voluntary waivers and reimbursements at any time, and these voluntary waivers and reimbursements are in addition to the Manager's contractual expense reimbursement agreement described below. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.10% of the Fund's average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.10% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Manager also has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

27

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $7,904 and $2,852, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.004%	0.000%	0.007%	0.011%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $2,285,976 and $2,764,777, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 79.67% of the shares outstanding of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 97.91% of the Fund's shares were held by accounts for which the Manager had investment discretion.

28

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(529,788)	(3,021,144)	(13,246,482)	(85,021,180)
Redemption fees	—	—	—	10,529
Net increase (decrease)	(529,788)	$(3,021,144)	(13,246,482)	$(85,010,651)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	—	$—	12,490,708	$80,209,775
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(18,182)	(100,000)	(144,024)	(933,444)
Redemption fees	—	—	—	24,504
Net increase (decrease)	(18,182)	$(100,000)	12,346,684	$79,300,835

29

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Return of Capital*	Distributions of Realized Gains*	Value, end of period
GMO Short-Duration Collateral Fund	$707,409,374	$—	$—	$5,186,812	$178,742,688	$—	$551,571,528
GMO Special Purpose Holding Fund	815	—	—	—	—	—	800
GMO U.S. Treasury Fund	34,032,551	2,285,976	2,500,000	21,801	—	3,340	33,818,527
Totals	$741,442,740	$2,285,976	$2,500,000	$5,208,613	$178,742,688	$3,340	$585,390,855

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

30

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

31

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory

32

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

33

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.21%	$1,000.00	$1,039.40	$1.08
2) Hypothetical	0.21%	$1,000.00	$1,024.15	$1.07
Class VI
1) Actual	0.12%	$1,000.00	$1,041.60	$0.62
2) Hypothetical	0.12%	$1,000.00	$1,024.60	$0.61

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO Domestic Bond Fund

(A Series of GMO Trust)

Note Concerning Distributions
August 31, 2010 (Unaudited)

The Fund previously reported the estimated sources of any dividends, short-term capital gains, long-term capital gains, and return of capital distributions paid on a per share basis. Pursuant to Rule 19a-1(e) of the Investment Company Act of 1940, the table below serves as an update to the previously reported estimated sources of the distributions paid to shareholders. The Statement of Changes in Net Assets includes the updated amounts on a dollar basis.

				Updated Estimated Sources
Class	Record Date	Ex-Date	Payable Date	Dividend Paid from Current and/or Prior Years Accumulated Undistributed Net Income*	Net Short-Term Capital Gains From Sale of Securities & Other Property ^	Net Long-Term Capital Gains From Sale of Securities & Other Property ^	Distribution from Return of Capital
III	March 2, 2010	March 3, 2010	March 4, 2010	$0.00349216	$0.00000000	$0.00000000	$0.12117161
III	April 1, 2010	April 5, 2010	April 6, 2010	$0.00807536	$0.00000000	$0.00000000	$0.29044911
III	May 3, 2010	May 4, 2010	May 5, 2010	$0.00143706	$0.00000000	$0.00000000	$0.06149815
III	June 1, 2010	June 2, 2010	June 3, 2010	$0.00350837	$0.00000000	$0.00000000	$0.13040604
III	July 14, 2010	July 15, 2010	July 16, 2010	$0.00815826	$0.00000000	$0.00000000	$0.30012370
III	August 4, 2010	August 5, 2010	August 6, 2010	$0.01036566	$0.00000000	$0.00000000	$0.36355174
III	August 27, 2010	August 30, 2010	August 31, 2010	$0.00227858	$0.00000000	$0.00000000	$0.08829114
VI	March 2, 2010	March 3, 2010	March 4, 2010	$0.00352300	$0.00000000	$0.00000000	$0.12117161
VI	April 1, 2010	April 5, 2010	April 6, 2010	$0.00852694	$0.00000000	$0.00000000	$0.29044911
VI	May 3, 2010	May 4, 2010	May 5, 2010	$0.00188163	$0.00000000	$0.00000000	$0.06149815
VI	June 1, 2010	June 2, 2010	June 3, 2010	$0.00386121	$0.00000000	$0.00000000	$0.13040604
VI	July 14, 2010	July 15, 2010	July 16, 2010	$0.00886295	$0.00000000	$0.00000000	$0.30012370
VI	August 4, 2010	August 5, 2010	August 6, 2010	$0.01060079	$0.00000000	$0.00000000	$0.36355174
VI	August 27, 2010	August 30, 2010	August 31, 2010	$0.00264081	$0.00000000	$0.00000000	$0.08829114

Notes:

*  Net investment income may include amounts derived from dividends, interest, net foreign currency gains and net amounts from transacting in certain derivative contracts.

^  Short-term and long-term capital gains may include amounts derived from the sale of securities/other property and net amounts from transacting in certain derivative contracts.

35

GMO Emerging Countries Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	89.4%
Preferred Stocks	8.0
Short-Term Investments	0.8
Investment Funds	0.2
Rights and Warrants	0.0
Other	1.6
100.0%
Country Summary	% of Equity Investments*
South Korea	20.2%
Russia	15.3
Brazil	11.8
Taiwan	7.9
China	7.2
Turkey	7.1
Thailand	7.1
India	6.4
South Africa	2.9
Czech Republic	2.2
Indonesia	2.1
Mexico	1.8
Hungary	1.7
Egypt	1.6
Malaysia	1.6
Poland	1.1
Philippines	0.8
Chile	0.5
Morocco	0.2
United States	0.2
Hong Kong	0.1
Peru	0.1
Sri Lanka	0.1
Argentina	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Banks	21.2%
Energy	17.8
Materials	12.2
Telecommunication Services	10.4
Semiconductors & Semiconductor Equipment	6.7
Capital Goods	5.7
Technology Hardware & Equipment	4.2
Utilities	3.9
Automobiles & Components	3.2
Food, Beverage & Tobacco	2.4
Software & Services	2.0
Diversified Financials	1.9
Food & Staples Retailing	1.6
Retailing	1.5
Consumer Durables & Apparel	1.0
Transportation	0.9
Household & Personal Products	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Real Estate	0.7
Consumer Services	0.6
Miscellaneous	0.2
Insurance	0.2
Media	0.2
Health Care Equipment & Services	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts and exchange traded funds, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.4%
	Argentina — 0.0%
158	Cresud SA Sponsored ADR	2,184
6,744	Petrobras Energia SA ADR	100,890
	Total Argentina	103,074
	Brazil — 5.7%
18,202	Banco Bradesco ADR	320,901
87,000	Banco do Brasil SA	1,410,824
29,230	Banco Santander Brasil SA ADR 144A	367,713
44,900	BM&F BOVESPA SA	327,243
31,080	Brasil Telecom SA ADR *	597,668
5,950	Centrais Eletricas Brasileiras SA ADR	87,168
1,870	Cia de Saneamento Basico do Estado de Sao Paulo ADR	71,060
10,400	Cia de Saneamento de Minas Gerais-Copasa MG	146,503
2,800	Cia Paranaense de Energia Sponsored ADR	62,272
40,400	Companhia Brasileira de Meios de Pagamento	345,053
3,300	Companhia de Bebidas das Americas	313,794
750	Companhia de Bebidas das Americas ADR	83,018
16,320	Companhia Energetica de Minas Gerais Sponsored ADR	269,606
20,809	Companhia Saneamento Basico Sao Paulo	395,860
16,174	Duratex SA	163,927
16,200	Electrobras (Centro)	197,121
17,040	Empresa Brasileira de Aeronautica SA ADR	422,422
9,100	Gafisa SA	62,696
7,150	Gafisa SA ADR	98,456
15,700	Gerdau SA	155,369
65,020	Itau Unibanco Holding SA ADR	1,402,481
27,900	Lojas Renner SA	900,743
18,000	Natura Cosmeticos SA	433,537
52,470	Petroleo Brasileiro SA (Petrobras) ADR	1,749,875
43,200	Redecard SA	590,349
2,530	Telecomunicacoes de Sao Paulo SA ADR	57,633

See accompanying notes to the financial statements.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
53,200	Vale SA	1,420,080
26,870	Vale SA Sponsored ADR	718,773
	Total Brazil	13,172,145
	Chile — 0.5%
6,900	Administradora de Fondos de Pensiones Provida SA	24,827
270	Banco de Chile ADR	21,908
402,610	Banco Santander Chile	33,414
1,260	Banco Santander Chile SA ADR	108,763
17,300	Cencosud SA	103,687
9,100	Cia Cervecerias Unidas SA	105,824
1,350	Compania Cervecerias Unidas ADR	78,219
1,940	Embotelladora Andina SA ADR Class A	45,454
1,060	Embotelladora Andina SA ADR Class B	28,970
39,300	Empresa Nacional de Electricidad SA	67,577
1,190	Empresa Nacional de Electricidad SA Sponsored ADR	61,083
16,830	Enersis SA Sponsored ADR	370,260
1,500	Lan Airlines SA	40,105
2,480	Lan Airlines SA Sponsored ADR	66,315
	Total Chile	1,156,406
	China — 7.1%
94,000	Anta Sports Products Ltd	194,270
12,110	AsiaInfo-Linkage Inc *	216,285
19,530	Baidu.com Inc Sponsored ADR *	1,531,738
3,604,000	Bank of China Ltd Class H	1,820,751
154,000	Bank of Communications Co Ltd Class H	164,493
292,000	BaWang International Group Holding Ltd	133,953
242,000	Belle International Holdings Ltd	426,778
618,000	Chaoda Modern Agriculture Holdings Ltd	467,402
1,246,000	China Construction Bank Class H	1,035,814
400,000	China Minsheng Banking Corp Ltd	364,223
292,664	China Mobile Ltd	2,991,090
13,982	China Mobile Ltd Sponsored ADR	717,556

See accompanying notes to the financial statements.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	China — continued
1,589,083	China Petroleum & Chemical Corp Class H	1,259,817
134,000	CNOOC Ltd	230,490
276,000	Dongfeng Motor Group Co Ltd	432,059
782,000	GOME Electrical Appliances Holdings Ltd *	239,534
46,000	Hengan International Group Co Ltd	408,603
172,000	Hopson Development Holdings Ltd	204,202
1,624,000	Industrial and Commercial Bank of China Ltd Class H	1,186,005
66,000	Kingboard Chemical Holdings Ltd	312,745
216,000	Kingboard Laminates Holdings Ltd	207,777
280,000	Lee & Man Paper Manufacturing Ltd	195,765
54,000	Lianhua Supermarket Holdings Co Ltd	210,724
48,000	Maoye International Holdings	21,172
855,553	PetroChina Co Ltd Class H	930,980
106,000	Yanzhou Coal Mining Co Ltd Class H	219,057
176,000	Zhongsheng Group Holdings Ltd *	308,883
	Total China	16,432,166
	Czech Republic — 2.2%
63,160	CEZ AS	2,643,454
6,100	Komercni Banka AS	1,174,720
22,900	New World Resources NV Class A *	250,628
4,045	Pegas Nonwovens SA	88,221
356	Philip Morris CR AS	160,282
26,100	Telefonica 02 Czech Republic AS	584,963
9,300	Unipetrol AS *	106,349
	Total Czech Republic	5,008,617
	Egypt — 1.6%
12,052	Alexandria Mineral Oils Co	99,404
184,940	Commercial International Bank	1,254,319
77,300	EFG-Hermes Holding SAE	396,700
7,467	Egyptian Co for Mobile Services	227,999
14,070	ElSwedy Electric Co *	165,772
10,400	Orascom Construction Industries	461,000

See accompanying notes to the financial statements.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
114,200	Orascom Telecom Holding SAE *	106,564
18,577	Oriental Weavers Co	101,875
94,427	Sidi Kerir Petrochemicals Co	202,173
96,391	South Valley Cement	88,294
172,600	Talaat Moustafa Group *	221,301
135,354	Telecom Egypt	399,805
	Total Egypt	3,725,206
	Hong Kong — 0.1%
116,000	Citic Pacific Ltd	238,508
	Hungary — 1.7%
1,320	Egis Gyogyszergyar Nyrt	118,049
111,650	Magyar Telekom Nyrt	338,269
14,780	MOL Hungarian Oil and Gas Nyrt *	1,368,281
63,510	OTP Bank Nyrt *	1,343,808
3,520	Richter Gedeon Nyrt	726,764
	Total Hungary	3,895,171
	India — 6.2%
12,296	Aurobindo Pharma Ltd	271,115
49,298	Bank of Baroda	867,439
26,800	Bank of India	252,231
11,743	BGR Energy Systems Ltd	197,819
135,553	Bharti Airtel Ltd	946,042
26,470	Canara Bank Ltd	287,451
5,373	Grasim Industries Ltd	239,116
25,137	Great Eastern Shipping Co Ltd (The)	158,417
15,300	HDFC Bank Ltd	696,449
62,300	Hindalco Industries Ltd	221,119
20,530	Hindustan Petroleum Corp Ltd *	231,056
194,700	IFCI Ltd	243,187
41,800	Indian Oil Corp Ltd	364,353
8,750	Infosys Technologies Ltd	503,917

See accompanying notes to the financial statements.

6

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	India — continued
8,210	Infosys Technologies Ltd Sponsored ADR	470,351
35,200	Ipca Laboratories Ltd	215,389
7,400	Larsen & Toubro Ltd	284,900
11,300	Maruti Suzuki India Ltd	305,308
55,500	Oil & Natural Gas Corp Ltd	1,579,568
13,000	Punjab National Bank Ltd	357,280
121,100	Reliance Communications Ltd *	402,099
26,400	Reliance Industries Ltd	514,034
101,910	Rural Electrification Corp Ltd 144A	733,885
117,761	Shree Renuka Sugars Ltd	160,223
36,172	Shriram Transport Finance Co Ltd	551,524
38,700	Sintex Industries Ltd	292,891
20,200	State Bank of India	1,192,722
40,600	Steel Authority of India Ltd	161,514
47,700	Sterlite Industries India Ltd	153,449
34,804	Tata Consultancy Services Ltd	625,329
9,400	Tata Motors Ltd	201,592
6,510	Tata Motors Ltd Sponsored ADR	139,379
16,100	Tata Steel Ltd	178,817
24,693	Torrent Power Ltd	179,218
2,285	Ultratech Cement Ltd	44,153
31,801	Union Bank of India	230,503
	Total India	14,453,839
	Indonesia — 2.0%
303,000	Adaro Energy Tbk PT	64,002
116,500	Astra International Tbk PT	616,486
333,500	Bank Mandiri Tbk PT	218,816
884,500	Bank Rakyat Tbk PT	913,887
4,264,000	Bumi Resources Tbk PT	788,211
33,500	Gudang Garam Tbk PT	146,404
994,000	Indah Kiat Pulp and Paper Corp Tbk PT *	223,560
788,000	Kalbe Farma Tbk PT	203,452
359,000	Semen Gresik Persero Tbk PT	346,719

See accompanying notes to the financial statements.

7

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
78,000	Tambang Batubara Bukit Asam Tbk PT	151,460
624,000	Telekomunikasi Indonesia Tbk PT	602,226
200,000	United Tractors Tbk PT	408,992
	Total Indonesia	4,684,215
	Malaysia — 1.5%
224,800	AMMB Holdings Berhad *	401,273
113,200	CIMB Group Holdings Berhad	279,911
23,600	Genting Berhad	70,691
385,100	Genting Malaysia Berhad	368,473
55,900	Kulim Malaysia Berhad	149,521
176,400	Landmarks Berhad	65,594
284,919	Lion Industries Corp Berhad	144,710
154,100	Malayan Banking Berhad	409,680
143,100	Multi-Purpose Holdings Berhad	95,359
25,400	PPB Group Berhad	137,207
89,055	Public Bank Berhad	340,822
101,319	RHB Capital Berhad	213,119
839,900	Scomi Group Berhad *	104,037
129,600	Telekom Malaysia Berhad	145,505
96,900	Tenaga Nasional Berhad	273,066
204,200	TM International Berhad *	288,658
505,300	Zelan Berhad *	96,361
	Total Malaysia	3,583,987
	Mexico — 1.8%
24,800	Alfa SA de CV Class A	168,835
35,600	America Movil SAB de CV Class L ADR	1,660,028
68,273	Cemex SAB de CV Sponsored ADR *	529,116
34,400	Corporacion GEO SA de CV Class B *	88,610
135,100	Grupo Financiero Banorte SAB de CV Class O	483,414
36,474	Grupo Mexico SA Class B	93,704
43,100	Grupo Televisa SA-Series CPO	159,510
39,200	Kimberly-Clark de Mexico SAB de CV (Series A)	227,192

See accompanying notes to the financial statements.

8

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
33,700	Mexichem SAB de CV	86,884
417,900	Sare Holding SA de CV Class B *	82,001
22,020	Telefonos de Mexico SAB de CV Class L Sponsored ADR	307,619
124,400	Wal-Mart de Mexico SA de CV Class V	281,986
	Total Mexico	4,168,899
	Morocco — 0.2%
2,380	Attijariwafa Bank	84,444
1,040	Banque Centrale Populaire	38,845
400	Credit Immobilier et Hotelier	14,407
2,460	Douja Promotion Groupe Addoha SA *	29,963
93	Douja Promotion Groupe Addoha SA *	1,137
17,349	Maroc Telecom	290,135
53	Societe Nationale De Siderurgie	14,114
	Total Morocco	473,045
	Peru — 0.1%
8,200	Minsur SA	19,642
578	Sociedad Minera Cerro Verde SA	13,988
83,381	Volcan Compania Minera SA Class B	90,923
	Total Peru	124,553
	Philippines — 0.8%
214,400	Aboitiz Power Corp	89,229
583,400	Alliance Global Group Inc	81,744
202,700	Ayala Land Inc	73,779
381,200	Energy Development Corp	39,157
2,171,300	Lopez Holding Corp. *	248,175
2,935,700	Megaworld Corp	120,258
247,700	Metropolitan Bank & Trust Co	349,929
5,900	Philippine Long Distance Telephone Co	317,327
232,800	Robinsons Land Corp	72,689
63,200	Security Bank Corp	104,398
3,700	SM Investments Corp	38,609

See accompanying notes to the financial statements.

9

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
181,100	Universal Robina Corp	138,113
1,761,900	Vista Land & Lifescapes Inc	105,119
	Total Philippines	1,778,526
	Poland — 1.1%
12,346	Asseco Poland SA	214,584
2,680	Bank Handlowy W Warszawie SA	65,777
1,610	Bank Pekao SA	77,962
2,250	Bank Zachodni WBK SA	133,250
24,770	Getin Holding SA *	75,085
9,470	Grupa Lotos SA *	88,855
15,960	KGHM Polska Miedz SA	537,119
9,860	Kopex SA *	55,227
32,750	Polski Koncern Naftowy Orlen SA *	401,127
43,670	Powszechna Kasa Oszczednosci Bank Polski SA	524,378
78,850	Telekomunikacja Polska SA	425,805
	Total Poland	2,599,169
	Russia — 14.0%
74,890	Aeroflot - Russian Airlines	148,651
45,000	Cherepovets MK Severstal GDR (Registered Shares) *	539,237
26,189,060	Federal Hydrogenerating Co. *	1,340,670
33,860	Gazprom Neft Class S	126,688
1,500	Gazprom Neft JSC Sponsored ADR *	27,873
455,944	Gazprom OAO Sponsored ADR	9,375,024
62,000	KamAZ *	144,214
85,280	Lukoil OAO ADR	4,523,290
40,900	Magnit OJSC Sponsored GDR (Registered Shares)	871,199
38,000	Magnitogorsk Iron & Steel Works Sponsored GDR (Registered Shares)	421,581
31,720	Mechel Sponsored ADR	721,630
97,400	MMC Norilsk Nickel JSC ADR	1,643,116
111,180	Mobile Telesystems Sponsored ADR	2,319,215
12,600	NovaTek OAO Sponsored GDR (Registered Shares)	920,130
23,720	Novolipetsk Steel Class S	69,420

See accompanying notes to the financial statements.

10

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
10,600	Novolipetsk Steel GDR (Registered Shares)	306,533
36,766	OAO Tatneft Sponsored GDR (Registered Shares)	1,095,936
161,300	Rosneft OJSC GDR (Registered Shares) *	1,017,301
921,530	Sberbank Class S	2,332,954
39,300	Sistema JSFC Sponsored GDR (Registered Shares)	1,008,012
210,500	Surgutneftegas Sponsored ADR	1,969,208
328,000	United Co RUSAL Plc *	331,482
14,130	VimpelCom Ltd Sponsored ADR *	211,244
152,300	VTB Bank OJSC GDR (Registered Shares)	780,857
10,200	X5 Retail Group NV GDR (Registered Shares) *	369,955
	Total Russia	32,615,420
	South Africa — 2.8%
16,700	Absa Group Ltd	278,232
66,567	Aveng Ltd	342,014
34,700	Discovery Holdings Ltd	164,691
331,400	FirstRand Ltd	865,481
80,900	Growthpoint Properties Ltd	184,785
8,000	Impala Platinum Holdings Ltd	188,383
16,400	Imperial Holdings Ltd	226,589
5,000	Kumba Iron Ore Ltd	226,780
11,200	Massmart Holdings Ltd	185,626
16,000	MTN Group Ltd	260,812
25,700	Murray & Roberts Holdings Ltd	144,454
14,600	Reunert Ltd	113,928
60,700	Sanlam Ltd	191,093
39,800	Shoprite Holdings Ltd	487,423
11,900	Standard Bank Group Ltd	168,025
225,768	Steinhoff International Holdings Ltd *	575,321
73,200	Telkom South Africa Ltd	333,413
21,824	Tiger Brands Ltd	534,274
19,500	Truworths International Ltd	154,516
42,900	Vodacom Group (Pty) Ltd	358,940

See accompanying notes to the financial statements.

11

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
16,300	Wilson Bayly Holmes-Ovcon Ltd	249,429
89,200	Woolworths Holdings Ltd	297,256
	Total South Africa	6,531,465
	South Korea — 18.4%
368	Amorepacific Corp	337,956
36,960	Busan Bank	393,758
6,761	Cheil Industries Inc	590,966
544	CJ O Shopping Co Ltd (a) *	58,919
23,782	Daegu Bank	276,898
8,658	Daelim Industrial Co Ltd	546,569
12,433	Daewoo Shipbuilding & Marine Engineering Co Ltd	241,878
6,637	Dongbu Insurance Co Ltd	186,998
3,902	GS Engineering & Construction Corp	279,282
11,401	GS Holdings Corp	468,913
34,566	Hana Financial Group Inc	889,903
29,535	Hanwha Chemical Corp	663,705
15,612	Hanwha Corp	581,238
4,923	Honam Petrochemical Corp	770,254
77,763	Hynix Semiconductor Inc *	1,369,378
14,576	Hyundai Heavy Industries Co Ltd	3,216,305
2,890	Hyundai Mipo Dockyard	387,277
12,432	Hyundai Mobis	2,254,944
19,859	Hyundai Motor Co	2,351,477
2,827	Hyundai Steel Co	255,204
47,434	Industrial Bank of Korea	574,743
9,153	INTOPS Co Ltd	150,586
40,863	Kangwon Land Inc	748,596
47,470	KB Financial Group Inc	1,928,958
28,348	Kia Motors Corp	730,964
43,991	Korea Exchange Bank	464,733
7,151	Korea Investment Holdings Co Ltd	188,060
1,675	Korea Zinc Co Ltd	374,235
5,200	Korean Air Lines Co Ltd *	316,700

See accompanying notes to the financial statements.

12

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
12,292	KT Corp	448,613
13,910	KT Corp Sponsored ADR	259,700
25,800	KT&G Corp	1,313,857
4,138	LG Chem Ltd	1,194,111
13,427	LG Corp	963,066
24,571	LG Display Co Ltd	688,236
1,844	LG Electronics Inc	148,316
44,040	LG Telecom Ltd	275,348
2,494	Lotte Shopping Co Ltd	809,257
892	OCI Company Ltd.	277,208
5,071	POSCO	2,054,896
47,580	Samho International Co Ltd *	110,463
5,612	Samsung C&T Corp	264,423
5,935	Samsung Electro Mechanics Co Ltd	565,658
18,948	Samsung Heavy Industries Co Ltd	422,035
10,248	Samsung Electronics Co Ltd	6,479,257
44,941	Shinhan Financial Group Co Ltd	1,721,179
412	Shinsegae Co Ltd	197,859
2,625	SK Telecom Co Ltd	354,916
46,009	SK Telecom Co Ltd ADR	737,064
13,109	SK Holdings Co Ltd	1,007,945
20,330	STX Pan Ocean Co Ltd	194,664
63,071	Woori Finance Holdings Co Ltd	710,244
	Total South Korea	42,797,712
	Sri Lanka — 0.1%
52,600	Hatton National Bank Plc	135,046
	Taiwan — 7.7%
219,983	Advanced Semiconductor Engineering Inc	151,100
104,800	Asustek Computer Inc	697,946
534,000	China Petrochemical Development Corp. *	314,799
228,307	China Steel Corp	215,746
318,136	Chinatrust Financial Holding Co Ltd	178,133

See accompanying notes to the financial statements.

13

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
479,003	Chunghwa Telecom Co Ltd	983,784
654,589	Compal Electronics Inc	734,974
166,000	Delta Electronics Inc	629,381
169,000	Far Eastone Telecommunications Co Ltd	219,340
538,500	First Financial Holding Co Ltd	310,814
219,000	Formosa Chemicals & Fibre Co	485,486
153,000	Formosa Plastics Corp	339,021
139,642	Fubon Financial Holding Co Ltd	162,363
384,674	Hon Hai Precision Industry Co Ltd	1,356,352
87,031	HTC Corp	1,596,247
23,000	Largan Precision Co Ltd	414,264
172,028	Lite-On Technology Corp	198,493
20,025	MediaTek Inc	272,831
851,000	Mega Financial Holding Co Ltd	513,097
727,289	Nan Ya Plastics Corp	1,401,031
81,793	Novatek Microelectronics Corp Ltd	195,677
196,962	Pegatron Corp *	246,556
318,641	Pou Chen Corp	257,571
165,000	Powertech Technology Inc	489,860
2,372,000	ProMOS Technologies Inc *	110,764
397,715	Quanta Computer Inc	604,355
9,129	Synnex Technology International Corp	18,789
631,545	Taishin Financial Holding Co Ltd *	257,722
1,761,606	Taiwan Semiconductor Manufacturing Co Ltd	3,221,535
799,000	United Microelectronics Corp	321,120
324,839	Wistron Corp	508,867
262,800	WPG Holdings Co Ltd	486,512
	Total Taiwan	17,894,530
	Thailand — 6.9%
367,690	Advanced Info Service Pcl (Foreign Registered) (a)	1,085,420
169,000	Airports of Thailand Pcl (Foreign Registered) (a)	214,659
1,050,340	Asian Property Development Pcl (Foreign Registered) (a)	221,935
32,000	Bangkok Bank Pcl	150,958

See accompanying notes to the financial statements.

14

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
156,250	Bangkok Bank Pcl NVDR	737,098
311,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	328,386
388,000	Bank of Ayudhya Pcl NVDR(Foreign Registered) (a)	270,389
36,070	Banpu Pcl (Foreign Registered) (a)	707,419
2,930	Banpu Pcl NVDR	57,464
1,166,000	Charoen Pokphand Foods Pcl (Foreign Registered) (a)	952,081
672,000	CP ALL Pcl (Foreign Registered) (a)	853,648
140,000	Electricity Generating Pcl (Foreign Registered) (a)	419,575
2,625,950	IRPC Pcl (Foreign Registered) (a)	338,212
200,010	Kasikornbank Pcl (Foreign Registered) (a)	729,324
255,770	Kasikornbank Pcl NVDR	887,653
1,289,000	Krung Thai Bank Pcl (Foreign Registered) (a)	592,771
827,000	LPN Development Pcl (Foreign Registered) (a)	254,757
465,000	PTT Aromatics & Refining Pcl (Foreign Registered) (a)	348,551
170,000	PTT Chemical Pcl (Foreign Registered) (a)	577,013
139,000	PTT Exploration & Production Pcl (Foreign Registered) (a)	638,912
231,722	PTT Pcl (Foreign Registered) (a)	1,965,149
69,039	Siam Cement Pcl (Foreign Registered) (a)	685,589
62,000	Siam Cement Pcl NVDR	587,883
377,150	Siam Commercial Bank Pcl (Foreign Registered) (a)	1,148,592
328,000	Thai Airways International Pcl (Foreign Registered) (a)	394,514
287,770	Thai Oil Pcl (Foreign Registered) (a)	405,413
278,000	Thoresen Thai Agencies Pcl (Foreign Registered) (a)	215,650
160,000	Total Access Communication Pcl	238,282
	Total Thailand	16,007,297
	Turkey — 6.9%
297,683	Akbank TAS	1,564,546
21,640	Anadolu Efes Biracilik ve Malt Sanayii AS	290,107
79,900	Arcelik AS	375,803
76,000	Asya Katilim Bankasi AS	167,034
187,470	Dogan Sirketler Grubu Holdings AS	121,933
52,034	Enka Insaat ve Sanayi AS	187,526
49,650	Ford Otomotiv Sanayi AS	378,120

See accompanying notes to the financial statements.

15

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
97,223	Haci Omer Sabanci Holding AS	436,005
248,100	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A *	169,018
304,470	KOC Holding AS	1,173,456
38,784	Tupras-Turkiye Petrol Rafineriler AS	863,596
150,371	Turk Hava Yollari Anonim Ortakligi *	468,776
157,544	Turk Sise ve Cam Fabrikalari AS *	233,395
334,880	Turk Telekomunikasyon AS	1,375,035
177,787	Turkcell Iletisim Hizmet AS	1,117,054
676,790	Turkiye Garanti Bankasi	3,251,825
362,450	Turkiye IS Bankasi Class C	1,318,918
155,314	Turkiye Sinai Kalkinma Bankasi AS	220,090
134,570	Turkiye Vakiflar Bankasi TAO Class D	360,686
138,160	Turkiye Halk Bankasi AS	1,117,227
293,900	Yapi ve Kredi Bankasi AS *	870,332
	Total Turkey	16,060,482
	TOTAL COMMON STOCKS (COST $189,655,938)	207,639,478
	PREFERRED STOCKS — 8.0%
	Brazil — 5.8%
40,100	AES Tiete SA 8.84%	486,794
66,308	Banco Bradesco SA 0.57%	1,150,031
33,400	Banco do Estado do Rio Grande do Sul SA Class B 0.81%	294,395
10,900	Bradespar SA 0.62%	227,154
27,400	Centrais Eletricas Brasileiras SA Class B 7.31%	395,652
44,685	Cia Energetica de Minas Gerais 2.43%	712,416
1,739	Companhia de Bebidas das Americas 3.74%	191,589
18,700	Companhia Paranaense de Energia Class B 0.19%	409,403
10,900	Eletropaulo Metropolitana SA 5.84%	204,811
156,152	Itausa-Investimentos Itau SA 0.45%	1,093,620
22,324	Petroleo Brasileiro SA (Petrobras) 0.51%	331,253
90,410	Petroleo Brasileiro SA Sponsored ADR 0.50%	2,672,520
27,760	Tele Norte Leste Participacoes ADR 12.00%	376,426

See accompanying notes to the financial statements.

16

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
500	Tele Norte Leste Participacoes SA 12.99%	6,804
5,500	Telecomunicacoes de Sao Paulo SA 4.53%	126,238
10,700	Usinas Siderrurgicas de Minas Gerais SA Class A 1.81%	268,254
44,456	Vale SA Preference A 2.00%	1,048,719
150,530	Vale SA Sponsored ADR 1.98%	3,555,519
	Total Brazil	13,551,598
	Chile — 0.0%
5,310	Embotelladora Andina SA A Shares 1.76%	20,478
9,000	Embotelladora Andina SA B Shares 1.63%	41,203
	Total Chile	61,681
	Russia — 0.9%
2,822,650	Surgutneftegaz Class S 8.20%	1,177,900
840	Transneft 0.75%	898,126
	Total Russia	2,076,026
	South Korea — 1.3%
5,327	Hyundai Motor Co 2.46%	224,808
6,022	Samsung Electronics Co Ltd (Non Voting) 2.32%	2,678,826
	Total South Korea	2,903,634
	TOTAL PREFERRED STOCKS (COST $17,818,915)	18,592,939
	INVESTMENT FUNDS — 0.2%
	United States — 0.2%
13,612	iShares MSCI Emerging Markets Index Fund (b)	545,433
	TOTAL INVESTMENT FUNDS (COST $511,487)	545,433

See accompanying notes to the financial statements.

17

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		RIGHTS AND WARRANTS — 0.0%
		China — 0.0%
	7,000	Kingboard Chemical Holdings Ltd Warrants, Expires 10/31/12 *	3,078
		TOTAL RIGHTS AND WARRANTS (COST $308)	3,078
		SHORT-TERM INVESTMENTS — 0.8%
		Time Deposits — 0.8%
ZAR	37,961	Brown Brothers Harriman (Grand Cayman) Time Deposit, 6.24%, due 09/01/10	5,154
HKD	52,255	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/10	6,718
USD	1,752,919	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	1,752,919
		Total Time Deposits	1,764,791
		TOTAL SHORT-TERM INVESTMENTS (COST $1,764,791)	1,764,791
		TOTAL INVESTMENTS — 98.4% (Cost $209,751,439)	228,545,719
		Other Assets and Liabilities (net) — 1.6%	3,799,865
		TOTAL NET ASSETS — 100.0%	$232,345,584

See accompanying notes to the financial statements.

18

GMO Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Represents an investment to equitize cash in the iShares® MSCI Emerging Markets Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Emerging Markets Index Fund invests in global emerging markets and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. iShares® is a registered trademark of BlackRock. Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Emerging Markets Index Fund.

Currency Abbreviations:

HKD - Hong Kong Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.

19

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $209,751,439) (Note 2)	$228,545,719
Foreign currency, at value (cost $2,894,267) (Note 2)	2,884,632
Receivable for investments sold	399,401
Receivable for Fund shares sold	57,244
Dividends and interest receivable	826,080
Foreign taxes receivable	117,369
Receivable for foreign currency sold	170
Receivable for expenses reimbursed by Manager (Note 5)	32,913
Miscellaneous receivable	30,750
Total assets	232,894,278
Liabilities:
Payable for investments purchased	110,444
Payable for Fund shares repurchased	40,665
Payable to affiliate for (Note 5):
Management fee	130,761
Shareholder service fee	26,010
Administration fee – Class M	5,557
Trustees and Chief Compliance Officer of GMO Trust fees	389
Payable for 12b-1 fee – Class M	13,610
Accrued expenses	221,258
Total liabilities	548,694
Net assets	$232,345,584

See accompanying notes to the financial statements.

20

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$273,003,103
Accumulated undistributed net investment income	2,054,629
Accumulated net realized loss	(61,331,934)
Net unrealized appreciation	18,619,786
$232,345,584
Net assets attributable to:
Class III shares	$200,472,088
Class M shares	$31,873,496
Shares outstanding:
Class III	20,492,353
Class M	3,306,007
Net asset value per share:
Class III	$9.78
Class M	$9.64

See accompanying notes to the financial statements.

21

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $486,714)	$3,530,566
Dividends from affiliated issuers (Note 10)	364
Interest	234
Total investment income	3,531,164
Expenses:
Management fee (Note 5)	733,992
Shareholder service fee – Class III (Note 5)	144,889
12b-1 fee – Class M (Note 5)	40,822
Administration fee – Class M (Note 5)	32,658
Custodian and fund accounting agent fees	440,404
Audit and tax fees	52,900
Transfer agent fees	27,048
Registration fees	12,972
Legal fees	5,704
Trustees fees and related expenses (Note 5)	2,370
Miscellaneous	15,916
Total expenses	1,509,675
Fees and expenses reimbursed by Manager (Note 5)	(144,721)
Expense reductions (Note 2)	(16)
Net expenses	1,364,938
Net investment income (loss)	2,166,226
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of capital gains tax of $185,810)	14,854,391
Investments in affiliated issuers	(239)
Realized gains distributions from affiliated issuers (Note 10)	73
Foreign currency, forward contracts and foreign currency related transactions (net of foreign capital gains tax of $191 and Brazilian IOF tax of $499) (Note 2)	(149,759)
Net realized gain (loss)	14,704,466
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in foreign capital gains tax of 81,701 $) (Note 2)	(3,860,561)
Investments in affiliated issuers	239
Foreign currency, forward contracts and foreign currency related transactions	(12,381)
Net unrealized gain (loss)	(3,872,703)
Net realized and unrealized gain (loss)	10,831,763
Net increase (decrease) in net assets resulting from operations	$12,997,989

See accompanying notes to the financial statements.

22

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,166,226	$1,876,303
Net realized gain (loss)	14,704,466	9,818,239
Change in net unrealized appreciation (depreciation)	(3,872,703)	79,466,031
Net increase (decrease) in net assets from operations	12,997,989	91,160,573
Distributions to shareholders from:
Net investment income
Class III	(45,099)	(2,129,850)
Class M	(1,004)	(354,273)
Total distributions from net investment income	(46,103)	(2,484,123)
Net realized gains
Class III	—	(400,445)
Class M	—	(80,952)
Total distributions from net realized gains	—	(481,397)
	(46,103)	(2,965,520)
Net share transactions (Note 9):
Class III	14,370,281	12,118,023
Class M	(1,492,320)	(4,647,521)
Increase (decrease) in net assets resulting from net share transactions	12,877,961	7,470,502
Total increase (decrease) in net assets	25,829,847	95,665,555
Net assets:
Beginning of period	206,515,737	110,850,182
End of period (including accumulated undistributed net investment income of $2,054,629 and distributions in excess of net investment income of $65,494, respectively)	$232,345,584	$206,515,737

See accompanying notes to the financial statements.

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$9.24		$5.06		$15.26		$16.04		$19.20	$15.99
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.09		0.24		0.23		0.32	0.28
Net realized and unrealized gain (loss)	0.44		4.23		(8.10)		4.87		2.50	5.09
Total from investment operations	0.54		4.32		(7.86)		5.10		2.82	5.37
Less distributions to shareholders:
From net investment income	(0.00	)(a)	(0.12)		(0.22)		(0.30)		(0.36)	(0.35)
From net realized gains	—		(0.02)		(2.12)		(5.58)		(5.62)	(1.81)
Total distributions	(0.00)		(0.14)		(2.34)		(5.88)		(5.98)	(2.16)
Net asset value, end of period	$9.78		$9.24		$5.06		$15.26		$16.04	$19.20
Total Return	5.87	%(b)**	85.52	%(b)	(58.58	)%(b)	30.68	%(b)	16.20%	36.38	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$200,472		$174,933		$89,902		$371,540		$339,268	$346,018
Net expenses to average daily net assets	1.17	%(c)(e)*	1.17	%(c)	1.16	%(d)	1.11	%(d)	1.06%	1.10%
Net investment income (loss) to average daily net assets	1.96	%*	1.10%		2.25%		1.31%		1.74%	1.68%
Portfolio turnover rate	51	%**	138%		128%		72%		58%	35%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13	%*	0.25%		0.14%		0.03%		—	0.01%

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$9.12		$5.00		$15.07		$15.90		$19.05	$15.87
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.07		0.16		0.18		0.30	0.27
Net realized and unrealized gain (loss)	0.44		4.17		(7.92)		4.82		2.44	5.00
Total from investment operations	0.52		4.24		(7.76)		5.00		2.74	5.27
Less distributions to shareholders:
From net investment income	(0.00	)(a)	(0.10)		(0.19)		(0.25)		(0.27)	(0.28)
From net realized gains	—		(0.02)		(2.12)		(5.58)		(5.62)	(1.81)
Total distributions	(0.00)		(0.12)		(2.31)		(5.83)		(5.89)	(2.09)
Net asset value, end of period	$9.64		$9.12		$5.00		$15.07		$15.90	$19.05
Total Return	5.71	%(b)**	84.90	%(b)	(58.67	)%(b)	30.29	%(b)	15.89%	35.99	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$31,873		$31,582		$20,948		$31,386		$29,423	$57,136
Net expenses to average daily net assets	1.47	%(c)(d)*	1.47	%(d)	1.48	%(e)	1.41	%(e)	1.36%	1.39%
Net investment income (loss) to average daily net assets	1.67	%*	0.83%		1.68%		0.99%		1.63%	1.65%
Portfolio turnover rate	51	%**	138%		128%		72%		58%	35%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13	%*	0.25%		0.23%		0.03%		—	0.01%

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/IFCI Composite Index. The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to emerging countries. "Emerging countries" include all countries that are not considered to be "developed market countries" by the MSCI World Index or MSCI EAFE Index. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries.

The Manager uses proprietary quantitative models and fundamental analysis to evaluate and select countries, sectors, and equity investments. The Manager evaluates and selects countries, sectors, and equity investments based on value, momentum, and quality models (that take into account various factors including, but not limited to, historical profitability, earnings stability and low debt to equity ratios), and also evaluates countries and sectors based on macroeconomic models (that take into account various factors including, but not limited to, currency valuations, inflation, and current account deficits). The models used by the Manager may change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, swap contracts, and reverse repurchase agreements) and exchange-traded funds ("ETFs") (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

26

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee while Class III shares bear a shareholder service fee (See Note 5). The principal economic difference between the classes of shares is the type and level of fees they bear.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 6.6% of net assets. The Fund classifies such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 74.4% of the net assets of the Fund were valued using fair value prices based on those

27

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: Certain of the Fund's securities in Thailand were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations. The Fund valued certain equity securities based on the value of underlying securities or an underlying index to which the securities are linked.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$103,074	$—	$—	$103,074
Brazil	13,172,145	—	—	13,172,145
Chile	1,156,406	—	—	1,156,406
China	2,696,069	13,736,097	—	16,432,166
Czech Republic	—	5,008,617	—	5,008,617
Egypt	—	3,725,206	—	3,725,206
Hong Kong	—	238,508	—	238,508
Hungary	—	3,895,171	—	3,895,171
India	609,730	11,844,463	1,999,646	14,453,839
Indonesia	—	4,684,215	—	4,684,215

28

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Malaysia	$—	$3,583,987	$—	$3,583,987
Mexico	4,168,899	—	—	4,168,899
Morocco	1,137	471,908	—	473,045
Peru	124,553	—	—	124,553
Philippines	—	1,778,526	—	1,778,526
Poland	—	2,599,169	—	2,599,169
Russia	3,252,089	29,363,331	—	32,615,420
South Africa	—	6,531,465	—	6,531,465
South Korea	996,764	41,742,029	58,919	42,797,712
Sri Lanka	—	135,046	—	135,046
Taiwan	246,556	17,647,974	—	17,894,530
Thailand	—	2,659,338	13,347,959	16,007,297
Turkey	—	16,060,482	—	16,060,482
TOTAL COMMON STOCKS	26,527,422	165,705,532	15,406,524	207,639,478
Preferred Stocks
Brazil	13,551,598	—	—	13,551,598
Chile	61,681	—	—	61,681
Russia	—	2,076,026	—	2,076,026
South Korea	—	2,903,634	—	2,903,634
TOTAL PREFERRED STOCKS	13,613,279	4,979,660	—	18,592,939
Investment Funds
United States	545,433	—	—	545,433
TOTAL INVESTMENT FUNDS	545,433	—	—	545,433
Rights and Warrants
China	—	3,078	—	3,078
TOTAL RIGHTS AND WARRANTS	—	3,078	—	3,078
Short-Term Investments	1,764,791	—	—	1,764,791
Total Investments	42,450,925	170,688,270	15,406,524	228,545,719
Total	$42,450,925	$170,688,270	$15,406,524	$228,545,719

29

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs were 6.6% of total net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfers out of Level 3*		Balances as of August 31, 2010
Common Stocks
India	$—	$953,115	$—	$139,554	$76,954	$830,023	**	$—		$1,999,646
Thailand	10,959,643	1,369,416	—	608,831	2,831,125	—		(2,421,056	)**	13,347,959
South Korea	—	33,894	—	19,844	5,181	—		—		58,919
Total	$10,959,643	$2,356,425	$—	$768,229	$2,913,260	$830,023		$(2,421,056)		$15,406,524

*  The Fund recognizes transfers in investments and derivatives transferred into Level 3 at the beginning of the period and transferred out of Level 3 at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

30

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

The Fund is subject to a Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(66,924,180)
Total	$(66,924,180)

31

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$216,380,545	$21,263,980	$(9,098,806)	$12,165,174

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

32

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — Equity securities may decline in value due to factors affecting the issuing companies, theirindustries, or the economy and equity markets generally. Because the Fund generally seeks to be fully invested and normally does nottake temporary defensive positions, declines in stock market prices generally are likely to result in declines in the value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

33

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it typically makes equity investments in companies tied economically to emerging countries and may make investments in companies with smaller market capitalizations. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk — Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

Other principal risks of an investment in the Fund include Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Focused Investment Risk (increased risk from the Fund's focus on investments in a limited number of countries and geographic regions); Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Fund of Funds Risk (risk that the underlying funds (including exchange-traded funds (ETFs)) in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange

34

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

35

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on

36

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is

37

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

38

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

39

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$3,078	$—	$3,078
Total	$—	$—	$—	$3,078	$—	$3,078

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

40

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(15,338)	$—	$(15,338)
Total	$—	$—	$—	$(15,338)	$—	$(15,338)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$(238)	$—	$(238)
Total	$—	$—	$—	$(238)	$—	$(238)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (rights and warrants) outstanding at each month-end, was as follows for the period ended August 31, 2010.

Right/ Warrants
Average amount outstanding	$13,794

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

41

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 1.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means administration fees and distribution (12b-1) fees (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $2,370 and $828, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder of the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $123,284,756 and $110,623,080, respectively.

42

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 52.66% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.17% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 2.86% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,502,423	$23,404,118	4,133,669	$35,599,651
Shares issued to shareholders in reinvestment of distributions	3,391	32,249	226,027	2,048,239
Shares repurchased	(944,653)	(9,066,086)	(3,185,221)	(25,529,867)
Net increase (decrease)	1,561,161	$14,370,281	1,174,475	$12,118,023

43

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class M:	Shares	Amount	Shares	Amount
Shares sold	83,896	$802,940	367,766	$2,886,620
Shares issued to shareholders in reinvestment of distributions	107	1,004	48,468	435,225
Shares repurchased	(241,536)	(2,296,264)	(1,142,455)	(7,969,366)
Net increase (decrease)	(157,533)	$(1,492,320)	(726,221)	$(4,647,521)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$1,299,863	$6,000,430	$7,300,293	$364	$73	$—
Totals	$1,299,863	$6,000,430	$7,300,293	$364	$73	$—

44

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

45

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

46

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

47

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.17%	$1,000.00	$1,058.70	$6.07
2) Hypothetical	1.17%	$1,000.00	$1,019.31	$5.96
Class M
1) Actual	1.47%	$1,000.00	$1,057.10	$7.62
2) Hypothetical	1.47%	$1,000.00	$1,017.80	$7.48

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

48

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	106.2%
Loan Participations	6.3
Loan Assignments	1.9
Short-Term Investments	1.7
Rights and Warrants	0.5
Options Purchased	0.3
Promissory Notes	0.1
Futures Contracts	(0.0)
Written Options	(0.1)
Forward Currency Contracts	(0.9)
Swap Agreements	(2.6)
Reverse Repurchase Agreements	(14.6)
Other	1.2
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
Argentina	9.9%
Philippines	9.5
Russia	8.8
Venezuela	6.6
Brazil	6.1
Turkey	5.7
Colombia	4.9
Indonesia	4.7
Mexico	4.5
Uruguay	3.0
Ukraine	3.0
Dominican Republic	2.8
Ivory Coast	2.6
Congo	2.6
United States	2.2
Iraq	2.2
Peru	1.9
Vietnam	1.8
United Kingdom	1.6
Pakistan	1.3
South Africa	1.2
El Salvador	1.0
Bahamas	1.0
Italy	0.9
Austria	0.8
South Korea	0.8
Tunisia	0.8
Belize	0.7
Serbia	0.7
Israel	0.7
Sri Lanka	0.7
Trinidad	0.6
Angola	0.6
Greece	0.5
Qatar	0.4
Chile	0.4
Gabon	0.4
Bosnia	0.3
Lithuania	0.3
Croatia	0.3
Aruba	0.3

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
Egypt	0.3%
Jamaica	0.2
Albania	0.2
Kazakhstan	0.1
Malaysia	0.1
Georgia	0.1
Ecuador	0.1
Nicaragua	0.1
India	0.0
Ghana	0.0
Costa Rica	0.0
Guatemala	0.0
Bulgaria	0.0
China	0.0
Poland	0.0
Morocco	0.0
Nigeria	0.0
Romania	0.0
Thailand	0.0
Panama	(0.1)
Lebanon	(0.1)
Hungary	(0.1)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (positive for long positions and negative for short positions) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table reflects net country exposures, including exposures achieved with leveraging associated with reverse repurchase agreements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 102.1%
		Albania — 0.2%
		Foreign Government Obligations
USD	9,639,573	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	3,952,225
		Argentina — 13.1%
		Foreign Government Obligations — 12.0%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	3,600,000
USD	101,177	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	73,505
USD	48,223,060	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	36,167,317
USD	1,081,139	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	727,068
EUR	16,703,814	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	14,129,587
USD	97,831,990	Republic of Argentina Discount Bond, Zero Coupon, due 12/15/35	9,685,367
USD	24,185,690	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	17,570,903
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, 0.00%, due 03/31/23 (b)	1,364,875
EUR	312,220,524	Republic of Argentina GDP Linked, 2.84%, due 12/15/35 (c)	34,620,390
USD	2,486,532	Republic of Argentina GDP Linked, 3.17%, due 12/15/35 (c)	238,707
ARS	28,000,000	Republic of Argentina GDP Linked, 3.72%, due 12/15/35 (c) (d)	502,812
ARS	28,000,000	Republic of Argentina Global Par Bond, Step Up, 0.63%, due 12/31/38 (d)	2,750,380
USD	21,000,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	7,276,500
EUR	250,000,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	99,795,956
			228,503,367
		Judgments — 1.1%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, 1.44%, due 03/31/23 (b) (d) (e)	14,960,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b) (d) (e)	7,012,500
			21,972,500
		Total Argentina	250,475,867

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Aruba — 0.3%
		Foreign Government Obligations
USD	5,000,000	Government of Aruba, 6.19%, due 10/30/12	5,175,000
		Bahamas — 0.5%
		Foreign Government Obligations
USD	9,000,000	Commonwealth of Bahamas, Reg S, 6.95%, due 11/20/29	9,292,500
		Barbados — 0.3%
		Foreign Government Obligations
USD	4,800,000	Government of Barbados, 144A, 7.00%, due 08/04/22	4,980,000
		Belize — 0.6%
		Foreign Government Obligations
USD	12,925,000	Government of Belize, Reg S, Step Up, 6.00%, due 02/20/29	10,857,000
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	19,942,760	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 1.77%, due 12/11/17	9,497,383
		Brazil — 5.0%
		Corporate Debt — 0.5%
USD	9,000,000	Petrobras International Finance Co., 6.88%, due 01/20/40	9,810,000
		Foreign Government Agency — 0.5%
USD	9,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.50%, due 07/12/20	9,708,750
		Foreign Government Obligations — 4.0%
USD	5,891,903	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	6,009,738
USD	230,689	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	224,922
USD	42,000,000	Republic of Brazil, 8.25%, due 01/20/34 (f)	60,060,000
USD	8,000,000	Republic of Brazil, 7.13%, due 01/20/37	10,360,000
			76,654,660
		Total Brazil	96,173,410

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Chile — 0.1%
		Foreign Government Agency
USD	1,700,000	Empresa Nacional del Petroleo, 144A, 5.25%, due 08/10/20	1,734,000
		Colombia — 1.4%
		Foreign Government Agency — 0.5%
USD	8,000,000	Ecopetrol SA, 7.63%, due 07/23/19	9,600,000
		Foreign Government Obligations — 0.9%
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	6,998,600
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,840,000
			16,838,600
		Total Colombia	26,438,600
		Congo Republic (Brazzaville) — 3.2%
		Foreign Government Obligations
USD	107,015,600	Republic of Congo, Series US, 2.50%, due 06/30/29	60,463,814
USD	1,425,000	Republic of Congo, Series INTL, 2.50%, due 06/30/29	815,813
		Total Congo Republic (Brazzaville)	61,279,627
		Dominican Republic — 3.5%
		Asset-Backed Securities — 1.2%
USD	25,366,175	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	22,322,230
USD	1,123,889	Autopistas Del Nordeste Ltd., 144A, 9.39%, due 04/15/24	989,022
			23,311,252
		Foreign Government Obligations — 2.3%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,240,000
USD	42,557,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.57%, due 08/30/24	34,896,740
			44,136,740
		Total Dominican Republic	67,447,992

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Ecuador — 0.1%
		Foreign Government Obligations
USD	13,587,000	Republic of Ecuador, Step Up, Reg S, 10.00%, due 08/15/30 (b)	2,038,050
USD	1,769,187	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, 6 mo. LIBOR + .81%, 1.38%, due 02/27/15 (d)	201,687
		Total Ecuador	2,239,737
		Egypt — 0.2%
		Corporate Debt — 0.0%
USD	794,794	Petroleum Export Ltd., Reg S, 5.27%, due 06/15/11	798,768
		Foreign Government Agency — 0.2%
USD	3,000,000	African Export-Import Bank, 8.75%, due 11/13/14	3,315,000
		Total Egypt	4,113,768
		El Salvador — 0.8%
		Foreign Government Obligations
USD	14,700,000	Republic of El Salvador, Reg S, 7.65%, due 06/15/35	15,986,250
		Gabon — 0.4%
		Foreign Government Obligations
USD	7,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	7,962,500
		Grenada — 0.3%
		Foreign Government Obligations
USD	10,350,000	Republic of Grenada, Reg S, Step Up, 2.50%, due 09/15/25	5,382,000
		Indonesia — 2.7%
		Foreign Government Agency
USD	31,000,000	Majapahit Holding BV, 144A, 7.88%, due 06/29/37	37,820,000
USD	10,600,000	Majapahit Holding BV, 144 A, 7.75%, due 01/20/20	12,720,000
		Total Indonesia	50,540,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Iraq — 0.7%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	12,881,250
		Israel — 0.8%
		Foreign Government Agency
USD	13,000,000	Israel Electric Corp. Ltd., Reg S, 7.25%, due 01/15/19	14,657,500
		Ivory Coast — 2.5%
		Foreign Government Agency
USD	84,439,000	Ivory Coast Government International Bond, Reg S, Step Up, 2.50%, due 12/31/32	46,652,548
		Jamaica — 0.2%
		Foreign Government Agency
USD	3,214,286	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	3,254,464
		Lithuania — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Lithuania, Reg S, 7.38%, due 02/11/20	4,490,000
		Malaysia — 0.7%
		Asset-Backed Securities
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/02/12	13,399,614
		Mexico — 7.2%
		Foreign Government Agency — 4.6%
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	41,773,644
EUR	26,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	33,414,226
GBP	7,689,000	Pemex Project Funding Master Trust, EMTN, 7.50%, due 12/18/13	13,059,905
			88,247,775
		Foreign Government Obligations — 2.6%
GBP	29,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	49,335,339
		Total Mexico	137,583,114

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Nicaragua — 0.1%
		Foreign Government Obligations
USD	2,463,198	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	2,340,038
		Pakistan — 0.8%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	15,600,000
		Peru — 1.7%
		Foreign Government Obligations
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	6,381,650
USD	25,000,000	Peru Par Bond, Series 30 Yr., Step Up, 3.00%, due 03/07/27	21,750,000
USD	4,625,077	Peru Trust, Series 97-I-P, Class A3, Zero Coupon, due 12/31/15 (b) (d)	3,039,025
USD	1,539,783	Peru Trust, Series 1998 I-P, Zero Coupon, due 03/10/16 (b) (d)	1,011,754
USD	1,640,372	Peru Trust II, Series 98-A LB, Zero Coupon, due 02/28/16 (b) (d)	1,077,848
		Total Peru	33,260,277
		Philippines — 7.8%
		Foreign Government Agency — 4.9%
USD	55,450,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	75,412,000
USD	8,500,000	National Power Corp., Global Bond, 8.40%, due 12/15/16	10,710,000
USD	6,296,000	Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, due 12/02/24	7,665,380
			93,787,380
		Foreign Government Obligations — 2.9%
USD	35,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	45,811,535
USD	5,000,000	Republic of Philippines, 6.50%, due 01/20/20	5,912,500
USD	3,000,000	Republic of Philippines, 8.38%, due 06/17/19	3,960,000
			55,684,035
		Total Philippines	149,471,415

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Qatar — 0.4%
		Foreign Government Agency
USD	4,000,000	Qatari Diar Finance QSC, 144A, 5.00%, due 07/21/20	4,200,000
USD	3,500,000	Qtel International Finance Ltd., Reg S, 7.88%, due 06/10/19	4,291,000
		Total Qatar	8,491,000
		Russia — 8.7%
		Corporate Debt — 7.9%
USD	77,200,000	Gaz Capital SA, Reg S, 9.25%, due 04/23/19	93,026,000
USD	9,854,948	Gazprom International SA, Reg S, 7.20%, due 02/01/20	10,520,157
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	8,440,000
USD	14,900,000	Transcapital Ltd. (Transneft), Reg S, 8.70%, due 08/07/18	18,401,500
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	19,332,500
			149,720,157
		Foreign Government Agency — 0.8%
USD	15,000,000	RSHB Capital SA, Reg S, 6.30%, due 05/15/17	15,582,000
		Total Russia	165,302,157
		Senegal — 0.3%
		Foreign Government Obligations
USD	5,000,000	Republic of Senegal, 8.75%, due 12/22/14	5,100,000
		Serbia — 0.8%
		Foreign Government Obligations
USD	14,467,159	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	14,250,152
		South Africa — 1.0%
		Foreign Government Agency — 0.3%
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	2,232,934
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	3,266,983
			5,499,917

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 0.7%
USD	3,500,000	Republic of South Africa, 5.88%, due 05/30/22	3,998,750
USD	8,500,000	South Africa Government International Bond, 5.50%, due 03/09/20	9,435,000
			13,433,750
		Total South Africa	18,933,667
		South Korea — 1.2%
		Foreign Government Agency — 0.9%
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,622,400
USD	4,000,000	Korea Gas Corp, Reg S, 6.00%, due 07/15/14	4,431,000
USD	4,000,000	Korea Southern Power Co., Reg S, 5.38%, due 04/18/13	4,280,400
			17,333,800
		Foreign Government Obligations — 0.3%
USD	5,000,000	Republic of Korea, 5.75%, due 04/16/14	5,578,495
		Total South Korea	22,912,295
		Sri Lanka — 1.0%
		Foreign Government Obligations
USD	17,000,000	Republic of Sri Lanka, Reg S, 8.25%, due 10/24/12	18,338,750
USD	1,000,000	Republic of Sri Lanka, Reg S, 7.40%, due 01/22/15	1,072,500
		Total Sri Lanka	19,411,250
		Trinidad And Tobago — 0.7%
		Foreign Government Agency
USD	1,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg. S, 9.75%, due 08/14/19	1,202,500
USD	9,500,000	Petroleum Company of Trinidad and Tobago Ltd., 144A, 9.75%, due 08/14/19	11,423,750
USD	1,500,000	Petroleum Company of Trinidad and Tobago Ltd., Reg. S, 6.00%, due 05/08/22	1,507,500
		Total Trinidad And Tobago	14,133,750
		Tunisia — 0.2%
		Foreign Government Agency
JPY	360,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	4,617,307

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Turkey — 2.4%
		Foreign Government Obligations
USD	41,000,000	Republic of Turkey, 6.75%, due 05/30/40 (f)	44,997,500
		Ukraine — 1.4%
		Foreign Government Agency — 0.5%
USD	9,000,000	Credit Suisse First Boston, the EXIM of Ukraine, 6.80%, due 10/04/12	8,820,000
		Foreign Government Obligations — 0.9%
USD	18,000,000	City of Kyiv, Reg S, 8.25%, due 11/26/12	17,550,000
		Total Ukraine	26,370,000
		United States — 17.8%
		Asset-Backed Securities — 2.8%
USD	3,770,803	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.76%, due 05/15/24	1,696,862
USD	183,665	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.60%, due 10/25/34	110,199
USD	1,441,981	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.70%, due 10/25/30	865,189
USD	20,899,957	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.52%, due 12/15/35	7,105,985
USD	14,883,472	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.52%, due 12/15/35	4,502,250
USD	10,009,213	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.48%, due 05/15/36	2,327,142
USD	4,515,451	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.61%, due 11/25/35	1,264,326
USD	2,687,973	GSAMP Trust, Series 05-HE6, Class A2B, 1 mo. LIBOR + .19%, 0.45%, due 11/25/35	2,424,014
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.49%, due 05/25/37	714,840
USD	8,880,168	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .16%, 0.42%, due 08/25/36	2,984,802
USD	13,000,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.42%, due 10/25/36	4,680,000
USD	8,378,943	Morgan Stanley ABS Capital I, Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.43%, due 03/25/36	4,713,156

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	15,000,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 11/25/36	6,337,500
USD	15,200,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.48%, due 11/25/36	5,472,000
USD	12,868,000	Option One Mortgage Loan Trust, Series 06-3, Class 2A4, 1 mo. LIBOR + .22%, 0.48%, due 02/25/37	4,761,160
USD	8,000,000	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.62%, due 04/25/37	3,020,000
			52,979,425
		U.S. Government — 15.0%
USD	50,000,000	U.S. Treasury Bond, 5.25%, due 02/15/29 (f) (g)	64,367,200
USD	96,089,875	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (c) (f) (g)	97,283,503
USD	100,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21 (f)	71,914,300
USD	30,000,000	U.S. Treasury Strip Coupon Bond, due 05/15/23 (f)	20,092,350
USD	50,000,000	U.S. Treasury Strip Coupon Bond, due 11/15/23 (f)	32,860,450
			286,517,803
		Total United States	339,497,228
		Uruguay — 3.4%
		Foreign Government Obligations
USD	29,851,571	Republic of Uruguay, 7.63%, due 03/21/36	38,807,037
EUR	10,000,000	Republica Oriental de Uruguay, 6.88%, due 01/19/16	13,813,026
JPY	988,800,000	Republica Oriental de Uruguay, Series 3BR, Step Up, 2.50%, due 03/14/11 (d)	11,653,479
		Total Uruguay	64,273,542
		Venezuela — 5.6%
		Corporate Debt — 0.6%
USD	20,000,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	11,000,000
		Foreign Government Agency — 0.3%
USD	8,750,000	Petroleos de Venezuela SA, 5.25%, due 04/12/17	5,031,250

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 4.7%
USD	110,500,000	Republic of Venezuela, Reg S, 7.75%, due 10/13/19	70,996,250
USD	31,100,000	Republic of Venezuela, Reg S, 8.25%, due 10/13/24	18,893,250
			89,889,500
		Total Venezuela	105,920,750
		Vietnam — 1.3%
		Foreign Government Obligations
USD	6,000,000	Socialist Republic of Vietnam, Reg S, 6.75%, due 01/29/20	6,495,000
USD	19,750,000	Socialist Republic of Vietnam, Series 30 Yr., Step Up, 4.00%, due 03/12/28	15,207,500
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.25%, due 03/13/28	3,200,000
			24,902,500
		Total Vietnam	24,902,500
		TOTAL DEBT OBLIGATIONS (COST $1,902,353,268)	1,946,231,177
		LOAN ASSIGNMENTS — 1.9%
		Angola — 0.2%
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 6.14%, due 03/07/13	2,070,000
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 6.14%, due 07/08/13	2,047,000
		Total Angola	4,117,000
		Dominican Republic — 0.2%
USD	4,000,165	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.34%, due 08/15/15	3,262,135
		Indonesia — 1.0%
EUR	1,992,811	Republic of Indonesia, Indonesia Paris Club Debt, 8.84%, due 06/01/21 (h)	1,881,416
USD	3,493,954	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.44%, due 12/14/19	3,162,028

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	3,493,954	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.44%, due 12/14/19	3,162,028
USD	4,660,092	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.44%, due 12/14/19	4,217,383
USD	1,738,076	Republic of Indonesia Loan Agreement, dated September 29, 1994, 7.24%, due 12/01/19	1,599,030
USD	2,539,103	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .75%, 1.63%, due 12/01/19	2,335,974
JPY	84,240,000	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88%, 1.26%, due 03/28/13	947,587
USD	1,716,000	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.88%, 1.50%, due 03/29/13	1,621,620
		Total Indonesia	18,927,066
		Vietnam — 0.5%
USD	16,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 2.25%, due 06/26/15 (d)	10,357,677
		TOTAL LOAN ASSIGNMENTS (COST $37,834,731)	36,663,878
		LOAN PARTICIPATIONS — 6.3%
		Egypt — 0.2%
CHF	4,305,359	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24 (h)	3,607,959
		Indonesia — 1.8%
USD	430,025	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.44%, due 12/14/19	389,173
USD	573,550	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.44%, due 12/14/19	519,063
USD	430,025	Republic of Indonesia Loan Agreement (Participation with Citibank), 6 mo. LIBOR +.88%, 1.44%, due 12/14/19	389,173
USD	7,044,026	Republic of Indonesia Loan Agreement (Participation with Morgan Stanley), dated June 14, 1995, 6 mo. LIBOR + .88%, 1.44%, due 12/14/19	6,374,843
JPY	498,028,179	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR +.88%, 1.26%, due 03/29/13	5,602,150

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — continued
USD	14,481,024	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, 1.65%, due 02/12/13	13,250,138
USD	9,191,306	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.31%, due 09/29/19	8,456,002
		Total Indonesia	34,980,542
		Iraq — 2.3%
JPY	639,938,866	Republic of Iraq Paris Club Loan, T Chatani (Participation with Deutsche Bank), 4.85%, due 01/01/28	4,818,471
USD	3,402,097	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 6 mo. LIBOR +.50%, 1.00%, due 01/01/28	1,501,345
JPY	4,897,603,039	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 4.85%, due 01/01/28	37,402,740
		Total Iraq	43,722,556
		Russia — 0.7%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), due 01/01/50 (b) (d)	12,893,082
		Vietnam — 1.3%
JPY	2,363,574,226	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 1.05%, due 09/01/17	24,758,306
		TOTAL LOAN PARTICIPATIONS (COST $139,122,620)	119,962,445
		PROMISSORY NOTES — 0.1%
		Dominican Republic — 0.1%
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 09/15/11	661,972
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 09/15/10	811,119
		Total Dominican Republic	1,473,091
		Ghana — 0.0%
USD	3,312,500	Republic of Ghana Promissory Notes, 0.00%, due 08/07/07 (b) (i)	331,250
		TOTAL PROMISSORY NOTES (COST $4,864,485)	1,804,341

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Principal Amount /Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.2%
		Options on Interest Rate Swaps — 0.2%
KRW	50,000,000,000	KRW Swaption Call, Expires 03/21/11, Strike 5.64%	3,271,207
KRW	50,000,000,000	KRW Swaption Put, Expires 03/21/11, Strike 5.64%	1,043
		Total Options on Interest Rate Swaps	3,272,250
		TOTAL OPTIONS PURCHASED (COST $1,935,983)	3,272,250
		MUTUAL FUNDS — 4.2%
		United States — 4.2%
		Affiliated Issuers
	3,976,082	GMO Short-Duration Collateral Fund	46,440,638
	21,409	GMO Special Purpose Holding Fund (j)	11,561
	4,586	GMO U.S. Treasury Fund	114,712
	1,515,449	GMO World Opportunity Overlay Fund	33,597,497
		Total United States	80,164,408
		TOTAL MUTUAL FUNDS (COST $85,406,195)	80,164,408
		RIGHTS AND WARRANTS — 0.5%
		Nigeria — 0.1%
	25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 *	2,875,000
		Venezuela — 0.4%
	205,145	Republic of Venezuela Oil Warrants, Expires 04/15/20 *	5,436,343
	6,660	Republic of Venezuela Oil Warrants, Expires 04/15/20 *	176,490
	128,645	Republic of Venezuela Oil Warrants, Expires 04/15/20 * (d) (k)	1,704,546
		Total Venezuela	7,317,379
		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (d)	—
		TOTAL RIGHTS AND WARRANTS (COST $0)	10,192,379

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.5%
	Money Market Funds — 1.5%
1,933,172	State Street Institutional Liquid Reserves Fund-Institutional Class	1,933,172
25,563,975	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	25,563,975
	TOTAL SHORT-TERM INVESTMENTS (COST $27,497,147)	27,497,147
	TOTAL INVESTMENTS — 116.8% (Cost $2,199,014,429)	2,225,788,025
	Other Assets and Liabilities (net) — (16.8%)	(319,953,000)
	TOTAL NET ASSETS — 100.0%	$1,905,835,025

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/12/10	Deutsche Bank AG	EUR	305,212,000	$386,760,573	$(12,016,467)
9/07/10	Barclays Bank	GBP	30,000,000	46,007,924	(2,865,824)
10/19/10	Deutsche Bank AG	JPY	5,500,000,000	65,501,451	(3,199,684)
				$498,269,948	$(18,081,975)

#  Fund sells foreign currency; buys USD.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	16,597,500	Barclays Bank PLC, 0.85%, dated 07/09/10, to be repurchased on demand at face value plus accrued interest. (l)	$(16,617,094)
USD	31,937,500	Barclays Bank PLC, 0.30%, dated 08/26/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	(31,937,766)
USD	19,575,000	Barclays Bank PLC, 0.30%, dated 08/26/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	(19,575,163)
USD	61,556,250	Barclays Bank PLC, 0.30%, dated 08/26/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	(61,556,762)
USD	34,875,000	Barclays Bank PLC, 0.30%, dated 08/26/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	(34,875,291)
USD	27,500,000	Deutsche Bank, 0.25%, dated 08/19/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/17/10.	(27,502,483)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Reverse Repurchase Agreements — continued

Face Value		Description	Market Value
USD	40,296,250	Deutsche Bank AG, 0.60%, dated 12/02/09, to be repurchased on demand at face value plus accrued interest. (l)	$(40,478,255)
USD	10,745,625	JPMorgan Chase Bank, 0.65%, dated 07/21/10, to be repurchased on demand at face value plus accrued interest. (l)	(10,753,386)
USD	32,750,000	JPMorgan Chase Bank, 0.47%, dated 08/02/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 09/02/10.	(32,762,827)
			$(276,059,027)

Average balance outstanding	$(292,535,207)
Average interest rate	0.45%
Maximum balance outstanding	$(330,919,507)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
35,000,000	USD	9/20/2010	JP Morgan	(Pay)	0.70%	0.54%	Republic of	N/A		$(51,433)
			Chase Bank				Philippines
30,000,000	USD	9/20/2010	JP Morgan Chase Bank	(Pay)	0.97%	1.36%	Gazprom OAO	N/A		(124,480)
20,000,000	USD	10/20/2010	Goldman Sachs	(Pay)	2.74%	0.94%	Petroleos Mexicanos	N/A		(252,318)
5,000,000	USD	10/25/2010	Deutsche	Receive	4.60%	7.07%	Government	5,000,000	USD	62,348
			Bank AG				of Ukraine

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
10,000,000	USD	12/20/2010	JP Morgan	(Pay)	3.57%	5.20%	Republic of	N/A		$(20,490)
			Chase Bank				Argentina
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	5.20%	Republic of Argentina	N/A		(6,731)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	7.17%	Government of Ukraine	5,000,000	USD	(27,580)
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	7.18%	Government of Ukraine	7,000,000	USD	(46,640)
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	27.16%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(319,897)
10,000,000	USD	3/20/2011	JP Morgan Chase Bank	(Pay)	5.00%	5.30%	Government of Ukraine	N/A		(82,253)
5,000,000	USD	3/20/2011	JP Morgan Chase Bank	(Pay)	5.00%	5.30%	Government of Ukraine	N/A		(41,126)
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	5.60%	Republic of Iraq	N/A		(38,783)
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	3.70%	Republic of Iraq	N/A		(133,255)
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	7.28%	Government of Ukraine	5,000,000	USD	(1,445)
4,000,000	USD	5/20/2011	JP Morgan Chase Bank	(Pay)	5.00%	5.39%	Republic of Jamaica	N/A		4,922
6,000,000	USD	6/20/2011	JP Morgan Chase Bank	Receive	3.75%	4.47%	Republic of Georgia	6,000,000	USD	9,879
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	4.98%	Islamic Republic of Pakistan	N/A		205,245
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	5.57%	Government of Ukraine	9,000,000	USD	13,968
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	7.40%	Government of Ukraine	5,000,000	USD	(94,804)
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	7.41%	Government of Ukraine	7,000,000	USD	(126,241)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
620,000,000	MXN	8/20/2011	Deutsche	Receive	0.40%	0.47%	United	620,000,000	MXN	$(27,052)
			Bank AG				Mexican
							States
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	0.82%	United Mexican States	N/A		46,115
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	29.88%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(652,461)
45,000,000	USD	10/20/2011	Goldman Sachs	(Pay)	12.35%	7.43%	Republic of Argentina	N/A		(4,481,697)
7,000,000	USD	10/20/2011	JP Morgan Chase Bank	(Pay)	2.75%	7.43%	Republic of Argentina	N/A		288,513
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	7.39%	Government of Ukraine	5,000,000	USD	(65,092)
8,000,000	USD	11/20/2011	JP Morgan Chase Bank	(Pay)	2.16%	7.59%	Republic of Argentina	N/A		460,175
4,791,760	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	2.29%	Stemcor UK Ltd.	4,791,760	USD	25,325
8,500,000	EUR	1/20/2012	Deutsche Bank AG	(Pay)	0.42%	1.41%	Republic of Kazakhstan	N/A		141,825
4,100,000,000	KZT	1/20/2012	Deutsche Bank AG	Receive	0.32%	1.06%	Republic of Kazakhstan	4,100,000,000	KZT	(273,644)
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	28.20%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(838,599)
14,000,000	EUR	5/31/2012	Deutsche Bank AG	Receive	8.00%	7.52%	Republic of Albania	14,000,000	USD	508,244
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	0.34%	Republic of Chile	5,000,000	USD	274,078
5,000,000	USD	8/20/2012	JP Morgan Chase Bank	Receive	3.50%	5.64%	Republic of Jamaica	5,000,000	USD	(192,484)
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	28.03%	Deutsche Bank Loan to Ukrtelekom	3,000,000	USD	(1,022,713)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
2,000,000	USD	9/20/2012	Goldman Sachs	(Pay)	9.20%	8.62%	Republic of	N/A		$(104,686)
							Argentina
15,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.15%	0.84%	Republic of Peru	N/A		(173,764)
10,000,000	USD	9/20/2012	JP Morgan Chase Bank	(Pay)	1.25%	2.27%	Gazprom OAO	N/A		149,416
85,000,000	PEN	9/20/2012	JP Morgan Chase Bank	Receive	0.92%	0.71%	Republic of Peru	85,000,000	PEN	252,860
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	0.36%	Republic of Chile	10,000,000	USD	664,773
4,000,000	USD	10/20/2012	UBS AG	(Pay)	3.90%	13.74%	Petroleos de Venezuela	N/A		610,277
4,000,000	USD	10/20/2012	UBS AG	(Pay)	4.13%	13.74%	Petroleos de Venezuela	N/A		591,263
125,384,851	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.16%	Reference security within CDX Index	125,384,851	USD	1,771,330
42,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	0.26%	Reference security within CDX Index	N/A		(1,011,020)
20,000,000	USD	3/20/2013	Deutsche Bank AG	(Pay)	1.48%	1.07%	United Mexican States	N/A		(339,185)
14,000,000	USD	6/20/2013	JP Morgan Chase Bank	Receive	3.72%	2.48%	Russia AG Bank	14,000,000	USD	573,120
22,000,000	USD	6/20/2013	Deutsche Bank AG	(Pay)	5.79%	8.92%	Republic of Argentina	N/A		1,431,304
143,574,073	RUB	6/21/2013	Deutsche Bank AG	Receive	2.35%	9.30%	VTB Leasing	143,574,073	RUB	(117,374)
20,498,535	USD	6/24/2013	JP Morgan Chase Bank	Receive	1.37%	4.22%	VTB Leasing	20,498,535	USD	(716,122)
277,250,000	PEN	8/20/2013	JP Morgan Chase Bank	Receive	0.96%	0.77%	Republic of Peru	277,250,000	PEN	563,388

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
50,000,000	USD	8/20/2013	JP Morgan	(Pay)	1.20%	0.88%	Republic of	N/A		$(493,150)
			Chase Bank				Peru
7,560,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	1.06%	Republic of Brazil	N/A		(9,067,223)
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	1.07%	Republic of Brazil	130,000,000	USD	10,502,696
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	1.07%	Republic of Brazil	80,000,000	USD	8,532,221
12,600,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	1.06%	Republic of Brazil	N/A		(11,409,463)
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	1.60%	Republic of Turkey	10,000,000	USD	779,163
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.45%	0.57%	United Kingdom Government	N/A		(471,299)
10,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.85%	2.20%	Republic of Italy	N/A		80,874
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	2.39%	10.13%	Hellenic Republic of Greece	N/A		7,874,277
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.28%	0.57%	United Kingdom Government	N/A		(1,068,510)
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	2.80%	10.13%	Hellenic Republic of Greece	N/A		2,662,122
14,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.68%	2.20%	Republic of Italy	N/A		197,066
39,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.49%	0.78%	Republic of Austria	N/A		(1,077,370)
28,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	2.20%	Republic of Italy	N/A		374,405
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	2.70%	Lebanese Republic	N/A		(113,651)
15,000,000	USD	9/20/2014	Deutsche Bank AG	Receive	3.77%	1.73%	Russian Federation	15,000,000	USD	1,440,851

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
15,000,000	USD	9/20/2014	Deutsche	(Pay)	4.03%	1.90%	Sberbank	N/A		$(1,480,543)
			Bank AG
25,000,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	5.00%	5.65%	Government of Ukraine	25,000,000	USD	(380,621)
8,000,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	5.00%	5.65%	Government of Ukraine	8,000,000	USD	(121,799)
575,500,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	12.53%	Venezuela Eurobond	N/A		189,318,224
765,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	12.62%	Bolivarian Republic of Venezuela	765,000,000	USD	(200,216,193)
5,000,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	5.00%	5.65%	Government of Ukraine	5,000,000	USD	(76,124)
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	12.60%	Bolivarian Republic of Venezuela	412,500,000	USD	(101,556,701)
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	12.51%	Bolivarian Republic of Venezuela	N/A		92,809,633
30,000,000	USD	6/20/2015	Barclays	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(3,460,833)
40,000,000	USD	6/20/2015	Barclays	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(4,614,444)
11,000,000	USD	6/20/2015	Deutsche Bank	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(1,268,972)
15,000,000	USD	9/20/2015	Barclays Bank	(Pay)	1.00%	1.32%	Republic of Colombia	N/A		202,889
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	0.96%	Republic of Colombia	56,950,000,000	COP	1,335,164
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	1.35%	Republic of Colombia	N/A		(636,767)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	0.97%	Republic of	56,700,000,000	COP	$717,423
							Colombia
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	0.98%	Republic of Colombia	114,800,000,000	COP	1,358,077
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	1.36%	Republic of Colombia	N/A		(893,750)
22,000,000	EUR	6/17/2016	Deutsche Bank AG	Receive	5.60%	14.53%	Republic of Angola	22,000,000	EUR	(1,640,555)
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	1.45%	United Mexican States	N/A		634,213
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	1.37%	Republic of Colombia	N/A		(877,630)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	0.99%	Republic of Colombia	97,680,000,000	COP	1,392,734
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	0.87%	United Mexican States	620,000,000	MXN	(591,140)
32,500,000	USD	2/20/2017	Deutsche Bank AG	Receive	2.43%	12.06%	Bolivarian Republic of Venezuela	32,500,000	USD	(12,136,666)
32,000,000	PEN	5/20/2017	Deutsche Bank AG	Receive	0.79%	1.02%	Republic of Peru	32,000,000	PEN	(127,702)
2,500,000	USD	5/20/2017	Deutsche Bank AG	(Pay)	1.05%	1.27%	Republic of Peru	N/A		26,755
4,500,000	USD	7/20/2017	JP Morgan Chase Bank	Receive	3.30%	6.74%	Republic of Jamaica	4,500,000	USD	(762,043)
35,000,000	USD	7/20/2017	UBS AG	Receive	2.26%	1.94%	Republic of Turkey	35,000,000	USD	784,031
15,000,000	USD	9/20/2017	JP Morgan Chase Bank	Receive	1.77%	1.78%	Republic of Philippines	15,000,000	USD	35,888
21,000,000	USD	10/20/2017	Deutsche Bank AG	Receive	1.78%	3.78%	Vneshtorg Bank Bond & Loan	21,000,000	USD	(2,281,909)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
10,000,000	USD	12/20/2018	Deutsche	Receive	0.44%	0.76%	United	10,000,000	USD	$(231,366)
			Bank AG				Kingdom
							Government
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.70%	2.33%	Republic of Italy	10,000,000	USD	(397,675)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	2.25%	9.13%	Hellenic Republic of Greece	30,000,000	USD	(9,306,725)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.25%	0.76%	United Kingdom Government	30,000,000	USD	1,187,308
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	2.61%	9.13%	Hellenic Republic of Greece	10,000,000	USD	(2,930,505)
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.35%	0.76%	United Kingdom Government	10,000,000	USD	474,156
10,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.62%	2.33%	Republic of Italy	10,000,000	USD	(454,308)
30,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.46%	0.97%	Republic of Austria	30,000,000	USD	1,185,390
20,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	2.33%	Republic of Italy	20,000,000	USD	(851,983)
6,000,000	USD	3/20/2020	Barclays Bank	Receive	1.00%	2.76%	Republic of Croatia	6,000,000	USD	(752,914)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	1.73%	United Mexican States	N/A		(318,121)
										$(50,898,096)
								Premiums to (Pay) Receive		$1,038,545

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
46,800,000	PEN	4/21/2014	JP Morgan Chase Bank	Receive	5.03%	6 month LIBOR	$695,010
51,000,000	BRL	1/2/2013	JP Morgan Chase Bank	Receive	13.80%	Floating Rate CDI	1,042,488
43,000,000	PEN	2/16/2011	JP Morgan Chase Bank	(Pay)	1.00%	6 month LIBOR	(325,947)
75,000,000	USD	12/17/2018	Bank of America	Receive	2.75%	3 month LIBOR	2,801,025
							$4,212,576
						Premiums to (Pay) Receive	$—

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
22,908,013	USD	12/19/2011	JP Morgan	3 month	Return on Prestamos	$(1,144,774)
			Chase Bank	LIBOR + 0.35%	Garantizados
22,677,020	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 1.24%	3 month LIBOR	(231,680)
13,989,203	USD	12/19/2011	JP Morgan Chase Bank	3 month LIBOR + 0.35%	Return on Prestamos Garantizados	812,529
13,989,203	USD	12/19/2011	JP Morgan Chase Bank	CER Index + 3.59%	3 month LIBOR	(498,513)
						$(1,062,438)
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

CDI - Certificado de Deposito Interbancario

CER - Coeficiente de Estabilizacion de Referencia

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks

EMTN - Euromarket Medium Term Note

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

LIBOR - London Interbank Offered Rate

PDI - Past Due Interest

PIK - Payment In Kind

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

*  Non-income producing security.

(a)  Security is backed by the U.S. Government.

(b)  Security is in default.

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(e)  In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") relating to Argentina's failure to make payments on sovereign debt held by the Fund. A judgment was awarded in the Fund's favor on September 24, 2007; however, the Fund's ability to collect on this judgment remains uncertain, and the Fund is not able to transfer or sell the judgment without court consent. The ineligible portion of the Fund's judgment, which continues to be valued according to the Fund's valuation policy, represents 1.1% of the net assets of the Fund as of August 31, 2010. Costs associated with this action are being borne by the Fund.

(f)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

(g)  All or a portion of this security has been pledged to cover collateral requirements on open swap contracts (Note 4).

(h)  Non-performing. Borrower not currently paying interest.

(i)  In July 2008, the Fund entered into litigation against GNPA Limited ("GNPA") (an entity wholly owned by the government of Ghana) seeking payment on an unconditional promissory note issued by GNPA. A judgment was awarded in the Fund's favor in February 2010; however, GNPA has appealed that judgment. The defaulted promissory note, which continues to be valued according to the Fund's valuation policy, represented less than 0.1% of the net assets of the Fund as of August 31, 2010. Costs associated with this action are borne by the Fund.

(j)  Underlying investment represents interests in defaulted claims.

(k)  Although the Fund acquired the warrants between 2000 and 2002 (in connection with the Fund's purchase of Venezuelan bonds), the warrants (and related payments on the warrants) have not been received in custody. The Fund's trading counterparties have acknowledged their delivery obligations. However, because there can be no assurance that the Fund will receive the warrants (and related payments), the Fund values the warrants (and related payments) at a discount from their market value.

(l)  Reverse Repurchase Agreements have an open maturity date and can be closed on demand.

Currency Abbreviations:

ARS - Argentine Peso

BRL - Brazilian Real

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Sol

RUB - Russian Ruble

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,113,608,234) (Note 2)	$2,145,623,617
Investments in affiliated issuers, at value (cost $85,406,195) (Notes 2 and 10)	80,164,408
Foreign currency, at value (cost $2,235,448) (Note 2)	1,661,824
Receivable for investments sold	125,205
Dividends and interest receivable	31,967,241
Interest receivable for open swap contracts	1,748,268
Receivable for open swap contracts (Note 4)	337,904,980
Receivable for collateral on open swap contracts (Note 4)	7,650,000
Total assets	2,606,845,543
Liabilities:
Payable for investments purchased	850,538
Payable to affiliate for (Note 5):
Management fee	564,136
Shareholder service fee	184,142
Trustees and Chief Compliance Officer of GMO Trust fees	3,337
Unrealized depreciation on open forward currency contracts (Note 4)	18,081,975
Payable for open swap contracts (Note 4)	385,652,938
Payable for reverse repurchase agreements (Note 2)	276,059,027
Miscellaneous payable (Note 4)	19,099,139
Accrued expenses	515,286
Total liabilities	701,010,518
Net assets	$1,905,835,025
Net assets consist of:
Paid-in capital	$2,001,609,572
Undistributed net investment income	69,866,697
Accumulated net realized loss	(126,855,035)
Net unrealized depreciation	(38,786,209)
$1,905,835,025
Net assets attributable to:
Class III shares	$542,988,628
Class IV shares	$1,362,846,397
Shares outstanding:
Class III	57,174,173
Class IV	143,606,295
Net asset value per share:
Class III	$9.50
Class IV	$9.49

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$156,566,722
Dividends from affiliated issuers (Note 10)	436,790
Dividends	385,876
Total investment income	157,389,388
Expenses:
Management fee (Note 5)	3,273,352
Shareholder service fee – Class III (Note 5)	412,999
Shareholder service fee – Class IV (Note 5)	659,911
Interest expense (Note 2)	1,048,552
Custodian, fund accounting agent and transfer agent fees	582,912
Legal fees	99,636
Audit and tax fees	66,332
Trustees fees and related expenses (Note 5)	19,673
Registration fees	8,096
Miscellaneous	16,928
Total expenses	6,188,391
Expense reductions (Note 2)	(121)
Net expenses	6,188,270
Net investment income (loss)	151,201,118
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(85,826,068)
Realized gains distributions from affiliated issuers (Note 10)	12
Closed swap contracts	10,874,672
Foreign currency, forward contracts and foreign currency related transactions	42,492,953
Net realized gain (loss)	(32,458,431)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	206,034,066
Investments in affiliated issuers	3,246,744
Open swap contracts	(16,025,749)
Foreign currency, forward contracts and foreign currency related transactions	(19,653,722)
Net unrealized gain (loss)	173,601,339
Net realized and unrealized gain (loss)	141,142,908
Net increase (decrease) in net assets resulting from operations	$292,344,026

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$151,201,118	$141,926,626
Net realized gain (loss)	(32,458,431)	39,683,769
Change in net unrealized appreciation (depreciation)	173,601,339	699,945,322
Net increase (decrease) in net assets from operations	292,344,026	881,555,717
Distributions to shareholders from:
Net investment income
Class III	(21,667,522)	(43,904,905)
Class IV	(53,363,339)	(108,329,496)
Total distributions from net investment income	(75,030,861)	(152,234,401)
Net share transactions (Note 9):
Class III	(124,923,721)	(160,150,869)
Class IV	(77,380,863)	(517,798,203)
Increase (decrease) in net assets resulting from net share transactions	(202,304,584)	(677,949,072)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	382,583	3,690,433
Class IV	882,628	8,047,100
Increase in net assets resulting from purchase premiums and redemption fees	1,265,211	11,737,533
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(201,039,373)	(666,211,539)
Total increase (decrease) in net assets	16,273,792	63,109,777
Net assets:
Beginning of period	1,889,561,233	1,826,451,456
End of period (including undistributed net investment income of $69,866,697 and distributions in excess of net investment income of $6,303,560, respectively)	$1,905,835,025	$1,889,561,233

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Cash Flows — Six Months Ended August 31, 2010 (Unaudited)

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$292,344,026
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	(173,601,339)
Net realized (gain) loss†	(42,535,835)
Net amortization of discount and premium	(18,494,241)
Investments purchased	(404,623,715)
Proceeds from sale of investments	602,642,858
Short term investments, net	40,403,732
Realized gain distributions from affiliated issuers	12
Other proceeds (cost):
Swap contracts	27,471,283
Foreign currency, forward contracts and foreign currency related transactions	42,383,002
Changes in assets and liabilities:
(Increase) decrease in receivable for collateral on open swap contracts	(7,650,000)
(Increase) decrease in dividends and interest receivable	(560,561)
(Increase) decrease in interest receivable for open swap contracts	(344,488)
(Increase) decrease in miscellaneous receivable	267,366
Increase (decrease) in payable to affiliate for:
Management fee	38,839
Shareholder service fee payable	12,954
Trustee and Chief Compliance Officer of GMO Trust fees	(303)
Increase (decrease) in miscellaneous payable	379,535
Increase (decrease) in accrued expenses	(280,087)
Net cash provided by (used in) operating activities	357,853,038
Cash flows from financing activities:*
Proceeds from shares sold	13,413,524
Shares repurchased	(308,706,591)
Purchase premiums and redemption fees	1,265,211
Cash distributions paid	(35,743,563)
Increase (decrease) in payable for reverse repurchase agreements	(28,467,278)
Net cash provided by (used in) financing activities	(358,238,697)
Net increase in cash	(385,659)
Cash and cash equivalents, beginning of period	2,047,483
Cash and cash equivalents, end of period	$1,661,824

Supplemental disclosure of cash flow information:

†   Noncash operating activities not included herein consists of realized loss of $74,994,266 related to sovereign debt restructuring.

*  Reinvestment of dividends and distributions  $  39,287,298

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$8.47		$5.85		$10.06		$10.73		$11.30	$11.09
Income (loss) from investment operations:
Net investment income (loss)†	0.73	(a)	0.52		0.54		0.68		0.86	0.88
Net realized and unrealized gain (loss)	0.68		2.70		(3.77)		(0.13)		0.30	1.14
Total from investment operations	1.41		3.22		(3.23)		0.55		1.16	2.02
Less distributions to shareholders:
From net investment income	(0.38)		(0.60)		(0.77)		(0.76)		(0.94)	(1.26)
From net realized gains	—		—		(0.21)		(0.46)		(0.79)	(0.55)
Total distributions	(0.38)		(0.60)		(0.98)		(1.22)		(1.73)	(1.81)
Net asset value, end of period	$9.50		$8.47		$5.85		$10.06		$10.73	$11.30
Total Return(b)	16.97	%**	55.95%		(32.75)%		5.07%		10.98%	19.50%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$542,989		$602,065		$535,194		$734,921		$876,598	$1,020,976
Net operating expenses to average daily net assets(c)	0.59	%(d)*	0.58	%(d)	0.59	%(d)	0.57	%(d)	0.57%	0.57%
Interest expense to average daily net assets(e)	0.11	%*	0.11%		0.23%		0.74%		0.48%	0.22%
Total net expenses to average daily net assets	0.70	%(d)*	0.69	%(d)	0.82	%(d)	1.31	%(d)	1.05%	0.79%
Net investment income (loss) to average daily net assets	16.12	%*(f)	6.98%		6.36%		6.36%		7.91%	7.75%
Portfolio turnover rate	8	%**	36%		38%		53%		83%	144%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.05		$0.00	(g)	$0.01		$0.01	$0.01

(a)  Includes income per share of $0.40 as a result of the Fund's participation in sovereign debt exchanges during the period. Excluding this income, the Fund's net investment income per share would have been $0.33.

(b)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Includes income of 8.88% of average daily net assets as a result of the Fund's participation in sovereign debt exchanges. Excluding this income, the Fund's net investment income to average daily net assets would have been 7.24%.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$8.47		$5.85		$10.06		$10.73		$11.30	$11.09
Income (loss) from investment operations:
Net investment income (loss)†	0.73	(a)	0.53		0.53		0.69		0.87	0.88
Net realized and unrealized gain (loss)	0.67		2.69		(3.76)		(0.13)		0.29	1.15
Total from investment operations	1.40		3.22		(3.23)		0.56		1.16	2.03
Less distributions to shareholders:
From net investment income	(0.38)		(0.60)		(0.77)		(0.77)		(0.94)	(1.27)
From net realized gains	—		—		(0.21)		(0.46)		(0.79)	(0.55)
Total distributions	(0.38)		(0.60)		(0.98)		(1.23)		(1.73)	(1.82)
Net asset value, end of period	$9.49		$8.47		$5.85		$10.06		$10.73	$11.30
Total Return(b)	16.86	%**	56.02%		(32.66)%		5.13%		11.06%	19.57%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,362,846		$1,287,496		$1,291,258		$2,114,181		$1,996,230	$1,799,792
Net operating expenses to average daily net assets(c)	0.54	%(d)*	0.53	%(d)	0.54	%(d)	0.53	%(d)	0.52%	0.52%
Interest expense to average daily net assets(e)	0.11	%*	0.11%		0.23%		0.74%		0.48%	0.22%
Total net expenses to average daily net assets	0.65	%(d)*	0.64	%(d)	0.77	%(d)	1.27	%(d)	1.00%	0.74%
Net investment income (loss) to average daily net assets	16.19	%*(f)	7.03%		6.46%		6.45%		7.97%	7.75%
Portfolio turnover rate	8	%**	36%		38%		53%		83%	144%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.04		$0.00	(g)	$0.00	(g)	$0.01	$0.00 (g)

(a)  Includes income per share of $0.40 as a result of the Fund's participation in sovereign debt exchanges during the period. Excluding this income, the Fund's net investment income per share would have been $0.33.

(b)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Includes income of 8.90% of average daily net assets as a result of the Fund's participation in sovereign debt exchanges. Excluding this income, the Fund's net investment income to average daily net assets would have been 7.29%.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Emerging Markets Bond Index Global ("EMBIG"). The Fund invests primarily in sovereign debt of emerging countries, although it also may invest in debt of entities related to, but not guaranteed by emerging countries, or of entities wholly unrelated to emerging countries. Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term "emerging countries" means the world's less developed countries. The Fund typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. The Fund also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund ("SDCF") and GMO World Opportunity Overlay Fund ("Overlay Fund")). The Fund invests a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the Fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the Fund also typically uses exchange-traded and over-the-counter ("OTC") derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards, reverse repurchase agreements, and futures. The Fund's performance is likely to be more volatile than that of its benchmark.

The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country. In addition, the Fund may invest in unaffiliated money market funds.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund's estimated interest rate duration to approximate that of its benchmark. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

The financial statements of the series of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of SDCF, GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 3.6% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 26.9% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value certain credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. In some cases, bids received from primary pricing sources or prices calculated by using industry models are adjusted by a specified discount for liquidity or other considerations (including the Argentine judgment described in Other Matters below). In addition, the Fund valued certain sovereign debt securities using comparable securities issued by the sovereign adjusted by a specified spread. The Fund valued certain debt securities using a specified spread above the LIBOR Rate. The Fund deemed certain defaulted securities to be worthless. The Fund also used third party valuation services to value certain credit default swaps using unobservable inputs.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$1,696,862	$87,993,429	$89,690,291
Corporate Debt	—	171,328,925	—	171,328,925
Foreign Government Agency	—	141,765,675	259,240,766	401,006,441
Foreign Government Obligations	—	393,348,207	582,367,010	975,715,217
Judgments	—	—	21,972,500	21,972,500
U.S. Government	64,367,200	222,150,603	—	286,517,803
TOTAL DEBT OBLIGATIONS	64,367,200	930,290,272	951,573,705	1,946,231,177
Loan Assignments	—	—	36,663,878	36,663,878
Loan Participations	—	—	119,962,445	119,962,445
Mutual Funds	80,152,847	11,561	—	80,164,408
Options Purchased	—	3,272,250	—	3,272,250
Promissory Notes	—	—	1,804,341	1,804,341
Rights and Warrants	—	2,875,000	7,317,379	10,192,379
Short-Term Investments	27,497,147	—	—	27,497,147
Total Investments	172,017,194	936,449,083	1,117,321,748	2,225,788,025
Derivatives
Swap Agreements
Interest Rate Risk	—	4,538,523	812,529	5,351,052
Credit Risk	—	50,426,071	282,127,857	332,553,928
Total	$172,017,194	$991,413,677	$1,400,262,134	$2,563,693,005

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts
Foreign Exchange Risk	$—	$(18,081,975)	$—	$(18,081,975)
Swap Agreements
Interest Rate Risk	—	(325,947)	(1,144,774)	(1,470,721)
Credit Risk	—	(66,435,150)	(317,016,874)	(383,452,024)
Other Risk	—	—	(730,193)	(730,193)
Total	$—	$(84,843,072)	$(318,891,841)	$(403,734,913)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 60.9% and (1.9)% of total net assets, respectively.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*		Transfers out of Level 3*		Balances as of August 31, 2010
Debt Obligations
Asset-Backed Securities	$81,621,005	$(10,410,660)	$54,469	$(5,146,954)	$23,572,431	$—		$(1,696,862	)**	$87,993,429
Foreign Government Agency	242,132,837	3,404,831	1,308,388	(2,693,327)	13,960,537	1,127,500	**	—		259,240,766
Foreign Government Obligations	642,295,330	(151,653,097)	5,483,207	17,673,852	68,567,718	—		—		582,367,010
Judgments	51,451,439	(43,483,029)	368,272	(17,760,028)	31,395,846	—		—		21,972,500
Total Debt Obligations	1,017,500,611	(202,141,955)	7,214,336	(7,926,457)	137,496,532	1,127,500		(1,696,862)		951,573,705
Loan Assignments	35,331,584	(1,594,834)	434,300	397,876	2,094,952	—		—		36,663,878
Loan Participations	112,982,826	2,377,217	895,276	672,521	3,034,605	—		—		119,962,445
Promissory Notes	1,653,559	—	74,984	—	75,798	—		—		1,804,341
Rights and Warrants	8,618,130	(2,282,313)	—	2,282,313	(1,300,751)	—		—		7,317,379
Total Investments	1,176,086,710	(203,641,885)	8,618,896	(4,573,747)	141,401,136	1,127,500		(1,696,862)		1,117,321,748
Derivatives
Swap Agreements	(33,379,332)	9,142,891	—	(9,142,891)	(18,581,204)	—		16,009,081	**	(35,951,455)
Total	$1,142,707,378	$(194,498,994)	$8,618,896	$(13,716,638)	$122,819,932	$1,127,500		$14,312,219		$1,081,370,293

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2010, the Fund had received $275,833,125 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $287,967,704. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $1,446,684.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(92,251,262)
Total	$(92,251,262)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,211,905,218	$248,321,085	$(234,438,278)	$13,882,807

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") relating to Argentina's failure to make payments on sovereign debt held by the Fund. A judgment was awarded in the Fund's favor on September 24, 2007; however, the Fund's ability to collect on this judgment remains uncertain, and the Fund is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for currently performing Argentina Bonds. The eligible portion of the Fund's judgment was tendered in the debt exchange and the Fund received new bonds in June 2010. The ineligible portion of the Fund's judgment, which continues to be valued according to the Fund's valuation policy, represented 1.1% of the net assets of the Fund as of August 31, 2010. Costs associated with this action are borne by the Fund.

In July 2008, the Fund entered into litigation against GNPA Limited ("GNPA") (an entity wholly owned by the government of Ghana) seeking payment on an unconditional promissory note issued by GNPA. A judgment was awarded in the Fund's favor in February 2010; however, GNPA has appealed that judgment. The defaulted promissory note, which continues to be valued according to the Fund's valuation policy, represented less than 0.1% of the net assets of the Fund as of August 31, 2010. Costs associated with this action are borne by the Fund.

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it invests primarily in sovereign debt of emerging countries, which is typically below investment grade. Below investment grade bonds have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade bonds. This risk is also particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Lehman Brothers in 2008 and subsequent market disruptions. Because the Fund typically invests in securities that are of lesser quality than those in its benchmark, in rapidly declining markets, the percentage decline in the value of the Fund is likely to exceed that of its benchmark.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it invests primarily in sovereign debt of emerging countries, which is not widely traded and which may be subject to purchase and sale restrictions. In addition, because the Fund typically invests in securities that are less liquid than those in its benchmark, in rapidly declining markets the percentage decline in the Fund's investments is likely to exceed that of its benchmark.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Focused Investment Risk (increased risk from the Fund's focus on investments in a limited number of countries, regions, sectors or companies); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value. At August 31, 2010, amounts reported as a miscellaneous payable include amounts that were calculated by the Fund as being owed to Lehman Brothers upon the termination of the contracts pursuant to the terms of those contracts. The amounts reported as payable are subject to settlement discussions with Lehman Brothers' bankruptcy estate and may vary significantly upon final settlement with the estate.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased option contracts to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure, adjust exposure to certain markets, achieve exposure to a reference entity's credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.
Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants to adjust exposure to certain markets. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$3,272,250	$—	$—	$—	$10,192,379	$13,464,629
Unrealized appreciation on swap agreements	5,351,052	—	332,553,928	—	—	337,904,980
Total	$8,623,302	$—	$332,553,928	$—	$10,192,379	$351,369,609
Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(18,081,975)	$—	$—	$—	$(18,081,975)
Unrealized depreciation on swap agreements	(1,470,721)	—	(383,452,024)	—	(730,193)	(385,652,938)
Total	$(1,470,721)	$(18,081,975)	$(383,452,024)	$—	$(730,193)	$(403,734,913)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options, rights and warrants)	$(2,316,000)	$—	$—	$—	$2,282,313	$(33,687)
Forward currency contracts	—	43,331,365	—	—	—	43,331,365
Swap contracts	25,848,696	—	(14,518,500)	—	(455,524)	10,874,672
Total	$23,532,696	$43,331,365	$(14,518,500)	$—	$1,826,789	$54,172,350
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$3,169,437	$—	$—	$—	$(1,300,751)	$1,868,686
Forward currency contracts	—	(19,543,771)	—	—	—	(19,543,771)
Swap contracts	(1,713,033)	—	(10,897,909)	—	(3,414,807)	(16,025,749)
Total	$1,456,404	$(19,543,771)	$(10,897,909)	$—	$(4,715,558)	$(33,700,834)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and rights and warrants), principal amounts (options), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010.

	Forward currency contracts	Swap agreements	Options	Rights/ Warrants
Average amount outstanding	$425,138,040	$5,141,430,647	$101,989,588	$10,642,907

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluded those Funds' Excluded Fund Fees and Expenses). "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $19,673 and $7,084, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
< 0.001%	0.000%	0.001%	0.001%

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$23,448,675	$—
Investments (non-U.S. Government securities)	137,840,052	327,254,511

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 49.74% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.11% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 17.80% of the Fund's shares were held by accounts for which the Manager had investment discretion.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	627,321	$5,703,953	14,683,913	$118,494,974
Shares issued to shareholders in reinvestment of distributions	1,304,303	11,556,124	3,120,928	24,355,278
Shares repurchased	(15,805,628)	(142,183,798)	(38,246,442)	(303,001,121)
Purchase premiums	—	8,270	—	43,155
Redemption fees	—	374,313	—	3,647,278
Net increase (decrease)	(13,874,004)	$(124,541,138)	(20,441,601)	$(156,460,436)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	625,151	$5,709,571	26,441,299	$211,558,176
Shares issued to shareholders in reinvestment of distributions	3,133,466	27,731,174	2,362,819	18,939,047
Shares repurchased	(12,215,987)	(110,821,608)	(97,617,668)	(748,295,426)
Purchase premiums	—	20,412	—	87,391
Redemption fees	—	862,216	—	7,959,709
Net increase (decrease)	(8,457,370)	$(76,498,235)	(68,813,550)	$(509,751,103)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Short-Duration Collateral Fund	$59,561,708	$—	$—	$436,714	$—	$15,049,588	$46,440,638
GMO Special Purpose Holding Fund	11,775	—	—	—	—	—	11,561
GMO U.S. Treasury Fund	114,662	50	—	76	12	—	114,712
GMO World Opportunity Overlay Fund	32,279,057	—	—	—	—	—	33,597,497
Totals	$91,967,202	$50	$—	$436,790	$12	$15,049,588	$80,164,408

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$1,169.70	$3.83
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57
Class IV
1) Actual	0.65%	$1,000.00	$1,168.60	$3.55
2) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31

*  Expenses are calculated using each Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	88.1%
Preferred Stocks	8.4
Short-Term Investments	1.8
Debt Obligations	0.5
Investment Funds	0.4
Swap Agreements	0.0
Rights and Warrants	0.0
Mutual Funds	0.0
Other	0.8
100.0%
Country Summary	% of Equity Investments*
South Korea	20.3%
Russia	15.3
Brazil	11.8
Taiwan	7.9
China	7.3
Thailand	7.1
Turkey	7.1
India	6.8
South Africa	2.8
Czech Republic	2.2
Indonesia	2.2
Mexico	1.8
Egypt	1.7
Malaysia	1.6
Hungary	1.5
Poland	0.9
Philippines	0.8
Chile	0.5
Morocco	0.2
Macau	0.1
Sri Lanka	0.1
Peru	0.0
Argentina	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Banks	21.0%
Energy	17.5
Materials	12.0
Telecommunication Services	10.2
Semiconductors & Semiconductor Equipment	6.6
Capital Goods	5.4
Technology Hardware & Equipment	4.3
Utilities	3.8
Automobiles & Components	3.2
Food, Beverage & Tobacco	2.3
Diversified Financials	2.3
Software & Services	2.0
Retailing	1.7
Food & Staples Retailing	1.5
Consumer Durables & Apparel	0.9
Transportation	0.9
Household & Personal Products	0.9
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Consumer Services	0.7
Miscellaneous	0.6
Real Estate	0.6
Health Care Equipment & Services	0.4
Insurance	0.2
Media	0.2
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts and ETFs, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 88.1%
	Argentina — 0.0%
167,790	Petrobras Energia SA ADR	2,510,140
40,310	Telecom Argentina SA Sponsored ADR	758,231
	Total Argentina	3,268,371
	Brazil — 5.3%
3,844,100	Banco do Brasil SA	62,337,348
1,188,560	Banco Santander Brasil SA ADR 144A	14,952,085
1,806,600	BM&F BOVESPA SA	13,166,964
454,895	Brasil Telecom SA ADR *	8,747,631
192,780	Centrais Eletricas Brasileiras SA ADR	2,824,227
467,100	Cia de Saneamento de Minas Gerais-Copasa MG	6,579,960
35,510	Cia Paranaense de Energia Sponsored ADR	789,742
1,759,700	Companhia Brasileira de Meios de Pagamento	15,029,466
45,440	Companhia de Bebidas das Americas ADR	5,029,754
1,227,199	Companhia Energetica de Minas Gerais Sponsored ADR	20,273,327
1,072,302	Companhia Saneamento Basico Sao Paulo	20,398,924
930,556	Duratex SA	9,431,400
702,292	Electrobras (Centro)	8,545,469
740,880	Empresa Brasileira de Aeronautica SA ADR	18,366,415
397,500	Gafisa SA	2,738,648
230,410	Gafisa SA ADR	3,172,746
703,700	Gerdau SA	6,963,875
2,838,890	Itau Unibanco Holding SA ADR	61,234,857
1,187,600	Lojas Renner SA	38,341,307
744,300	Natura Cosmeticos SA	17,926,770
2,307,010	Petroleo Brasileiro SA (Petrobras) ADR	76,938,784
1,924,000	Redecard SA	26,292,384
91,490	Telecomunicacoes de Sao Paulo SA ADR	2,084,142
3,543,900	Vale SA	94,598,168
	Total Brazil	536,764,393

See accompanying notes to the financial statements.

3

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Chile — 0.5%
40,280	AFP Provida SA	2,225,470
21,307,490	Banco de Chile	2,854,835
11,449,030	Banco Santander Chile	950,198
35,140	Banco Santander Chile SA ADR	3,033,285
611,600	Cencosud SA	3,665,588
378,500	Cia Cervecerias Unidas SA	4,401,600
43,528	Compania Cervecerias Unidas ADR	2,522,012
33,230	Embotelladora Andina SA ADR Class A	778,579
17,820	Embotelladora Andina SA ADR Class B	487,020
793,400	Empresa Nacional de Electricidad SA	1,364,260
50,090	Empresa Nacional de Electricidad SA Sponsored ADR	2,571,120
662,400	Enersis SA Sponsored ADR	14,572,800
139,020	Lan Airlines SA Sponsored ADR	3,717,395
49,386,245	Madeco SA	2,940,300
928,900	Quinenco SA	2,954,458
	Total Chile	49,038,920
	China — 7.0%
3,484,000	Anta Sports Products Ltd	7,200,382
474,740	AsiaInfo-Linkage Inc *	8,478,856
870,470	Baidu.com Inc Sponsored ADR *	68,270,962
157,612,000	Bank of China Ltd Class H	79,626,038
10,628,000	BaWang International Group Holding Ltd	4,875,505
10,158,000	Belle International Holdings Ltd	17,914,097
27,682,000	Chaoda Modern Agriculture Holdings Ltd	20,936,286
54,118,000	China Construction Bank Class H	44,988,900
11,652,000	China Minsheng Banking Corp Ltd	10,609,829
16,007,742	China Mobile Ltd	163,602,615
73,705,351	China Petroleum & Chemical Corp Class H	58,433,233
21,196,000	China Ting Group Holding Ltd	3,283,731
11,208,000	Dongfeng Motor Group Co Ltd	17,545,366
30,530,000	GOME Electrical Appliances Holdings Ltd *	9,351,641
1,946,000	Hengan International Group Co Ltd	17,285,671
7,417,000	Hopson Development Holdings Ltd	8,805,625

See accompanying notes to the financial statements.

4

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	China — continued
71,478,000	Industrial and Commercial Bank of China Ltd Class H	52,200,300
2,970,500	Kingboard Chemical Holdings Ltd	14,075,880
8,406,000	Kingboard Laminates Holdings Ltd	8,085,993
10,750,000	Lee & Man Paper Manufacturing Ltd	7,515,991
2,172,000	Lianhua Supermarket Holdings Co Ltd	8,475,774
4,623,000	Maoye International Holdings 144A	2,039,118
2,714,000	Minth Group Ltd	4,390,466
6,356,172	Peace Mark Holdings Ltd * (a)	—
39,561,101	PetroChina Co Ltd Class H	43,048,881
22,462,789	Pico Far East Holdings Ltd	4,001,846
2,374,000	Ports Design Ltd	5,826,021
6,827,500	Sinotruk Hong Kong Ltd	6,517,142
4,830,000	Yanzhou Coal Mining Co Ltd Class H	9,981,578
6,990,000	Zhongsheng Group Holdings Ltd *	12,267,579
	Total China	719,635,306
	Czech Republic — 2.1%
2,764,900	CEZ AS	115,720,150
267,900	Komercni Banka AS	51,591,405
1,022,500	New World Resources NV Class A *	11,190,697
223,330	Pegas Nonwovens SA	4,870,788
11,510	Philip Morris CR AS	5,182,144
1,140,460	Telefonica 02 Czech Republic AS	25,560,431
374,386	Unipetrol AS *	4,281,265
	Total Czech Republic	218,396,880
	Egypt — 1.6%
844,016	Alexandria Mineral Oils Co	6,961,402
8,598,670	Commercial International Bank	58,318,784
3,593,100	EFG-Hermes Holding SAE	18,439,599
351,261	Egyptian Co for Mobile Services	10,725,491
593,300	ElSwedy Electric Co *	6,990,232
492,000	Orascom Construction Industries	21,808,870
4,138,070	Sidi Kerir Petrochemicals Co	8,859,816

See accompanying notes to the financial statements.

5

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Egypt — continued
4,127,916	South Valley Cement	3,781,167
7,928,800	Talaat Moustafa Group *	10,166,011
6,015,759	Telecom Egypt	17,769,166
	Total Egypt	163,820,538
	Hungary — 1.5%
55,470	Egis Gyogyszergyar Nyrt	4,960,736
4,902,760	Magyar Telekom Nyrt	14,854,005
655,730	MOL Hungarian Oil and Gas Nyrt *	60,705,202
1,796,290	OTP Bank Nyrt *	38,007,698
151,120	Richter Gedeon Nyrt	31,201,318
	Total Hungary	149,728,959
	India — 6.5%
601,100	Aurobindo Pharma Ltd	13,253,683
2,133,485	Bank of Baroda (a)	37,540,411
468,059	BGR Energy Systems Ltd	7,884,773
6,842,853	Bharti Airtel Ltd	47,757,166
1,248,000	Canara Bank Ltd	13,552,682
11,896,052	CBAY Systems Holdings Ltd * (b) (c)	21,163,480
1,564,800	Dabur India Ltd	6,966,341
684,340	Emami Ltd	6,554,648
1,020,181	Godrej Consumer Products Ltd	8,105,479
265,897	Grasim Industries Ltd (a)	11,833,289
1,193,703	Great Eastern Shipping Co Ltd (The)	7,522,875
624,500	HDFC Bank Ltd	28,426,945
1,061,569	Hindustan Petroleum Corp Ltd *	11,947,492
612,450	Housing Development Finance Corp Ltd	8,168,004
9,319,110	IFCI Ltd	11,639,875
819,600	Indiabulls Real Estate Ltd *	2,915,890
1,409,000	Indian Oil Corp Ltd	12,281,652
1,519,900	Indraprastha Gas Ltd	11,000,230
329,150	Infosys Technologies Ltd	18,955,904
487,350	Infosys Technologies Ltd Sponsored ADR	27,920,281

See accompanying notes to the financial statements.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	India — continued
1,480,490	Ipca Laboratories Ltd	9,059,119
330,200	Larsen & Toubro Ltd	12,712,715
523,700	Maruti Suzuki India Ltd (a)	14,149,547
2,623,700	Oil & Natural Gas Corp Ltd	74,672,286
606,350	Punjab National Bank Ltd (a)	16,664,372
5,117,900	Reliance Communications Ltd *	16,993,415
4,417,710	Rural Electrification Corp Ltd 144A (a)	31,813,288
4,360,733	Shree Renuka Sugars Ltd	5,933,130
1,522,040	Shriram Transport Finance Co Ltd 144A	23,206,937
1,599,400	Sintex Industries Ltd	12,104,635
973,400	State Bank of India	57,475,032
1,555,641	Tata Consultancy Services Ltd	27,950,456
318,200	Tata Motors Ltd	6,824,109
777,300	Torrent Pharmaceuticals Ltd	9,022,740
920,196	Torrent Power Ltd	6,678,638
95,236	Ultratech Cement Ltd	1,840,263
1,465,733	Union Bank of India (a)	10,624,044
2,018,670	Yes Bank Ltd	13,417,239
	Total India	666,533,065
	Indonesia — 2.1%
11,487,500	Adaro Energy Tbk PT	2,426,495
5,037,500	Astra International Tbk PT	26,657,064
12,755,500	Bank Mandiri Tbk PT	8,369,124
120,647,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT *	17,092,215
37,128,500	Bank Rakyat Tbk PT	38,362,058
184,005,500	Bumi Resources Tbk PT	34,013,872
1,453,500	Gudang Garam Tbk PT	6,352,189
44,593,000	Indah Kiat Pulp and Paper Corp Tbk PT *	10,029,396
29,837,500	Kalbe Farma Tbk PT	7,703,679
11,412,100	Matahari Putra Prima Tbk PT	1,161,858
14,343,500	Semen Gresik Persero Tbk PT	13,852,844
3,420,500	Tambang Batubara Bukit Asam Tbk PT	6,641,889
26,920,000	Telekomunikasi Indonesia Tbk PT	25,980,667

See accompanying notes to the financial statements.

7

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
8,184,100	United Tractors Tbk PT	16,736,146
	Total Indonesia	215,379,496
	Macau — 0.1%
6,770,000	Wynn Macau Ltd *	11,748,972
	Malaysia — 1.6%
9,243,700	AMMB Holdings Berhad *	16,500,220
8,454,500	Axiata Group Berhad *	11,951,330
4,158,700	CIMB Group Holdings Berhad	10,283,263
1,055,800	Genting Berhad	3,162,539
16,786,400	Genting Malaysia Berhad	16,061,629
22,346,800	KNM Group Berhad *	3,413,435
1,696,600	Kulim Malaysia Berhad	4,538,067
12,377,403	Lion Industries Corp Berhad	6,286,466
6,294,900	Malayan Banking Berhad	16,735,207
1,524,200	PPB Group Berhad	8,233,500
3,844,776	Public Bank Berhad	14,714,315
4,857,780	RHB Capital Berhad	10,218,089
35,550,200	Scomi Group Berhad *	4,403,528
4,081,100	Shangri-La Hotels Berhad	3,518,219
2,170,538	Sunway City Berhad	2,673,464
2,778,875	Supermax Corp Berhad	4,555,593
5,369,400	Telekom Malaysia Berhad	6,028,331
3,978,700	Tenaga Nasional Berhad	11,212,053
19,743,500	Zelan Berhad *	3,765,103
	Total Malaysia	158,254,351
	Mexico — 1.8%
1,141,800	Alfa SA de CV Class A	7,773,243
1,585,340	America Movil SAB de CV Class L ADR	73,924,404
3,101,530	Cemex SAB de CV Sponsored ADR *	24,036,858
85,790	Coca-Cola Femsa SAB de CV Sponsored ADR	6,440,255
1,551,500	Corporacion GEO SA de CV Class B *	3,996,470

See accompanying notes to the financial statements.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
5,891,750	Grupo Financiero Banorte SAB de CV Class O	21,081,818
2,147,520	Grupo Mexico SA Class B	5,517,100
1,582,200	Grupo Televisa SA-Series CPO	5,855,605
1,087,300	Kimberly-Clark de Mexico SAB de CV (Series A)	6,301,684
965,360	Telefonos de Mexico SAB de CV Class L Sponsored ADR	13,486,079
5,711,200	Wal-Mart de Mexico SA de CV Class V	12,945,975
	Total Mexico	181,359,491
	Morocco — 0.2%
46,300	Attijariwafa Bank	1,642,759
39,920	Banque Centrale Populaire	1,491,053
9,190	Ciments du Maroc	1,211,428
16,101	Credit Immobilier et Hotelier	579,905
4,230	Lafarge Ciments	1,005,271
18,228	Managem *	1,033,790
666,355	Maroc Telecom	11,143,733
1,780	Societe Nationale De Siderurgie	474,024
1,317	Wafa Assurance	388,387
	Total Morocco	18,970,350
	Peru — 0.0%
224,357	Minsur SA	537,430
3,498,500	Volcan Compania Minera SA Class B	3,814,954
	Total Peru	4,352,384
	Philippines — 0.8%
9,365,000	Aboitiz Power Corp	3,897,514
12,532,000	Alliance Global Group Inc	1,755,944
85,290,700	Lopez Holding Corp. *	9,748,550
143,874,200	Megaworld Corp	5,893,659
57,803,500	Metro Pacific Investments Corp 144A	4,286,577
10,030,000	Metropolitan Bank & Trust Co	14,169,528
273,200	Philippine Long Distance Telephone Co	14,693,854
6,000	PLDT Communications and Energy Ventures Inc	992

See accompanying notes to the financial statements.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
22,699,110	Robinsons Land Corp	7,087,530
2,879,700	Security Bank Corp	4,756,881
7,540,000	Universal Robina Corp	5,750,268
71,812,100	Vista Land & Lifescapes Inc	4,284,480
	Total Philippines	76,325,777
	Poland — 0.9%
474,612	Asseco Poland SA	8,249,158
72,950	Bank Zachodni WBK SA	4,320,263
1,064,030	Getin Holding SA *	3,225,372
373,250	Grupa Lotos SA *	3,502,113
657,380	KGHM Polska Miedz SA	22,123,532
1,217,550	Polski Koncern Naftowy Orlen SA *	14,912,733
1,567,690	Powszechna Kasa Oszczednosci Bank Polski SA	18,824,409
2,704,580	Telekomunikacja Polska SA	14,605,232
	Total Poland	89,762,812
	Russia — 13.8%
2,006,000	Cherepovets MK Severstal GDR (Registered Shares) *	24,038,004
1,135,643,620	Federal Hydrogenerating Co *	58,135,868
1,834,630	Gazprom Neft Class S	6,864,296
19,856,500	Gazprom OAO Sponsored ADR	408,285,143
3,703,090	Lukoil OAO ADR	196,413,560
2,143,332	Magnit OJSC Sponsored GDR (Registered Shares)	45,654,506
1,700,200	Magnitogorsk Iron & Steel Works Sponsored GDR (Registered Shares)	18,862,435
1,350,940	Mechel Sponsored ADR	30,733,885
4,368,500	MMC Norilsk Nickel JSC ADR	73,695,608
4,691,240	Mobile Telesystems Sponsored ADR	97,859,266
537,100	NovaTek OAO Sponsored GDR (Registered Shares)	39,222,378
1,184,050	Novolipetsk Steel Class S	3,465,304
476,457	Novolipetsk Steel GDR (Registered Shares)	13,778,267
1,625,256	OAO Tatneft Sponsored GDR (Registered Shares)	48,446,312
7,067,500	Rosneft OJSC GDR (Registered Shares) *	44,573,945
135,000	Russia Petroleum Class S * (a)	14,850

See accompanying notes to the financial statements.

10

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
40,093,360	Sberbank Class S	101,500,711
1,944,611	Sistema JSFC Sponsored GDR (Registered Shares)	49,877,639
9,026,862	Surgutneftegas Sponsored ADR	84,445,437
380,770	TNK-BP Holding	772,963
13,912,000	United Co RUSAL Plc *	14,059,700
6,574,600	VTB Bank OJSC GDR (Registered Shares)	33,708,605
437,347	X5 Retail Group NV GDR (Registered Shares) *	15,862,611
	Total Russia	1,410,271,293
	South Africa — 2.7%
764,500	Absa Group Ltd	12,737,027
2,889,232	Aveng Ltd	14,844,580
1,381,000	Discovery Holdings Ltd	6,554,435
15,248,896	FirstRand Ltd	39,823,876
3,631,116	Grindrod Ltd	7,616,578
3,038,800	Growthpoint Properties Ltd	6,940,989
306,500	Impala Platinum Holdings Ltd	7,217,430
842,300	Imperial Holdings Ltd	11,637,538
238,600	Kumba Iron Ore Ltd	10,821,924
499,000	Massmart Holdings Ltd	8,270,286
707,900	MTN Group Ltd	11,539,305
1,105,200	Murray & Roberts Holdings Ltd	6,212,076
658,138	Reunert Ltd	5,135,635
2,854,200	Sanlam Ltd	8,985,464
1,709,254	Shoprite Holdings Ltd	20,932,908
10,006,054	Steinhoff International Holdings Ltd *	25,498,257
3,248,500	Telkom South Africa Ltd	14,796,369
900,316	Tiger Brands Ltd	22,040,650
1,518,000	Vodacom Group (Pty) Ltd	12,700,956
627,465	Wilson Bayly Holmes-Ovcon Ltd	9,601,714
4,131,100	Woolworths Holdings Ltd.	13,766,738
	Total South Africa	277,674,735

See accompanying notes to the financial statements.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	South Korea — 18.3%
14,567	Amorepacific Corp	13,377,713
212,870	Boryung Pharmaceutical Co Ltd	2,720,493
1,643,695	Busan Bank	17,511,300
291,387	Cheil Industries Inc	25,469,572
21,489	CJ O Shopping Co Ltd * (a)	2,327,415
1,032,058	Daegu Bank	12,016,416
1,194,440	Daehan Pulp Co Ltd *	4,854,451
374,633	Daelim Industrial Co Ltd	23,650,108
13,337	Daesun Shipbuilding & Engineering Co Ltd *	313,004
291,419	Dongbu Insurance Co Ltd	8,210,759
289,126	Edu Ark Co Ltd * (a)	—
829,731	Finetex EnE Inc *	1,831,912
173,167	GS Engineering & Construction Corp	12,394,264
504,541	GS Holdings Corp	20,751,339
1,502,730	Hana Financial Group Inc	38,687,843
1,264,077	Hanwha Chemical Corp	28,406,088
668,345	Hanwha Corp	24,882,643
211,643	Honam Petrochemical Corp	33,113,712
3,399,083	Hynix Semiconductor Inc *	59,856,617
147,916	Hyosung Corp	13,204,645
260,865	Hyundai Development Co	5,990,157
638,650	Hyundai Heavy Industries Co Ltd	140,922,964
126,153	Hyundai Mipo Dockyard	16,905,259
538,291	Hyundai Mobis	97,636,420
863,683	Hyundai Motor Co	102,267,527
3,354,357	In the F Co Ltd * (b)	3,242,163
1,995,284	Industrial Bank of Korea	24,176,241
1,699,138	Kangwon Land Inc	31,127,617
2,071,030	KB Financial Group Inc	84,156,950
1,241,886	Kia Motors Corp	32,022,522
185,619	Kolon Industries Inc *	11,075,535
1,921,226	Korea Exchange Bank	20,296,345
331,734	Korea Investment Holdings Co Ltd	8,724,095
73,271	Korea Zinc Co Ltd	16,370,497

See accompanying notes to the financial statements.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
226,340	Korean Air Lines Co Ltd *	13,784,981
846,463	KT Corp	30,892,800
1,115,981	KT&G Corp	56,830,983
170,085	LG Chem Ltd	49,081,753
596,009	LG Corp	42,749,389
1,072,771	LG Display Co Ltd	30,048,396
1,943,441	LG Telecom Ltd	12,150,837
109,097	Lotte Shopping Co Ltd	35,399,986
341,175	Maeil Dairy Industry	4,878,045
38,495	OCI Company Ltd.	11,963,129
227,567	POSCO	92,215,856
702,893	Pumyang Construction Co Ltd (b)	2,701,637
249,380	Samsung C&T Corp	11,750,162
259,585	Samsung Electro Mechanics Co Ltd	24,740,733
835,767	Samsung Heavy Industries Co Ltd	18,615,293
449,191	Samsung Electronics Co Ltd	283,999,200
1,955,921	Shinhan Financial Group Co Ltd	74,909,122
320,092	SK Telecom Co Ltd	43,278,419
197,725	SK Telecom Co Ltd ADR	3,167,555
579,970	SK Holdings Co Ltd	44,593,630
904,195	STX Pan Ocean Co Ltd	8,657,874
2,747,792	Woori Finance Holdings Co Ltd	30,942,950
610,782	Youngone Corp	4,906,783
	Total South Korea	1,870,754,099
	Sri Lanka — 0.1%
2,302,500	Hatton National Bank Plc	5,911,467
229,574	Lanka Walltile Ltd	184,910
	Total Sri Lanka	6,096,377
	Taiwan — 7.6%
4,649,300	Asustek Computer Inc	30,963,385
25,823,000	China Petrochemical Development Corp. *	15,222,966
18,446,621	China Steel Corp	17,431,752

See accompanying notes to the financial statements.

13

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
23,666,660	Chinatrust Financial Holding Co Ltd	13,251,602
23,474,246	Chunghwa Telecom Co Ltd	48,211,776
32,806,818	Compal Electronics Inc	36,835,569
7,305,000	Delta Electronics Inc	27,696,554
8,488,500	Far Eastone Telecommunications Co Ltd	11,016,968
26,110,016	First Financial Holding Co Ltd	15,070,288
7,328,439	Fubon Financial Holding Co Ltd	8,520,834
19,226,455	Hon Hai Precision Industry Co Ltd	67,792,040
4,034,751	HTC Corp	74,001,895
984,000	Largan Precision Co Ltd	17,723,315
8,660,223	Lite-On Technology Corp	9,992,513
40,220,000	Mega Financial Holding Co Ltd	24,250,040
35,112,697	Nan Ya Plastics Corp	67,640,206
3,979,658	Novatek Microelectronics Corp Ltd	9,520,710
9,800,438	Pegatron Corp *	12,268,139
7,594,500	Powertech Technology Inc	22,546,922
18,851,290	Quanta Computer Inc	28,645,815
434,973	Synnex Technology International Corp	895,235
30,678,355	Taishin Financial Holding Co Ltd *	12,519,291
86,366,697	Taiwan Semiconductor Manufacturing Co Ltd	157,942,980
14,799,866	Wistron Corp	23,184,277
11,227,708	WPG Holdings Co Ltd	20,785,431
	Total Taiwan	773,930,503
	Thailand — 6.8%
16,205,590	Advanced Info Service Pcl (Foreign Registered) (a)	47,838,863
6,985,000	Airports of Thailand Pcl (Foreign Registered) (a)	8,872,144
46,233,660	Asian Property Development Pcl (Foreign Registered) (a)	9,769,110
866,000	Bangkok Bank Pcl (Foreign Registered) (a)	4,085,291
7,322,010	Bangkok Bank Pcl NVDR	34,541,038
13,454,386	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	14,192,847
17,341,650	Bank of Ayudhya Pcl NVDR (Foreign Registered) (a)	12,085,023
1,561,180	Banpu Pcl (Foreign Registered) (a)	30,618,464
84,060	Banpu Pcl NVDR	1,648,617

See accompanying notes to the financial statements.

14

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
50,111,000	Charoen Pokphand Foods Pcl (Foreign Registered) (a)	40,917,456
27,777,000	CP ALL Pcl (Foreign Registered) (a)	35,285,381
24,521,072	Home Product Center Pcl (Foreign Registered) (a)	8,343,005
114,044,800	IRPC Pcl (Foreign Registered) (a)	14,688,529
12,218,460	Kasikornbank Pcl (Foreign Registered) (a)	44,553,835
7,315,490	Kasikornbank Pcl NVDR	25,388,493
56,489,600	Krung Thai Bank Pcl (Foreign Registered) (a)	25,977,821
20,264,000	PTT Aromatics & Refining Pcl (Foreign Registered) (a)	15,189,329
7,360,000	PTT Chemical Pcl (Foreign Registered) (a)	24,981,279
6,130,000	PTT Exploration & Production Pcl (Foreign Registered) (a)	28,176,461
10,025,270	PTT Pcl (Foreign Registered) (a)	85,020,614
17,601,870	Robinson Department Store Pcl (Foreign Registered) (a)	12,641,408
12,644,400	Saha Pathana International Holding Pcl (Foreign Registered) (a)	7,919,615
3,593,138	Siam Cement Pcl (Foreign Registered) (a)	35,681,497
2,108,990	Siam Cement Pcl NVDR	19,997,408
16,619,080	Siam Commercial Bank Pcl (Foreign Registered) (a)	50,612,619
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (d)	—
14,186,200	Thai Airways International Pcl (Foreign Registered) (a)	17,062,981
12,834,320	Thai Oil Pcl (Foreign Registered) (a)	18,081,124
13,898,000	Thanachart Capital Pcl (a)	15,321,329
12,497,000	Thoresen Thai Agencies Pcl (Foreign Registered) (a)	9,694,181
	Total Thailand	699,185,762
	Turkey — 6.8%
13,231,906	Akbank TAS	69,543,503
970,040	Anadolu Efes Biracilik ve Malt Sanayii AS	13,004,423
3,322,150	Arcelik AS	15,625,437
3,430,600	Asya Katilim Bankasi AS	7,539,834
289,915	Dogus Otomotiv Servis ve Ticaret AS *	1,565,918
2,453,782	Enka Insaat ve Sanayi AS	8,843,210
2,051,262	Ford Otomotiv Sanayi AS	15,621,802
4,371,431	Haci Omer Sabanci Holding AS	19,604,075
13,656,119	KOC Holding AS	52,631,973
42,150	Medya Holding AS (a) (d)	—

See accompanying notes to the financial statements.

15

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
1,751,120	Tupras-Turkiye Petrol Rafineriler AS	38,991,873
6,768,199	Turk Hava Yollari Anonim Ortakligi	21,099,606
7,158,381	Turk Sise ve Cam Fabrikalari AS *	10,604,853
14,428,570	Turk Telekomunikasyon AS	59,244,471
8,005,585	Turkcell Iletisim Hizmet AS	50,299,929
29,749,540	Turkiye Garanti Bankasi	142,939,911
16,197,715	Turkiye IS Bankasi Class C	58,941,788
6,923,252	Turkiye Sinai Kalkinma Bankasi AS	9,810,707
6,031,960	Turkiye Vakiflar Bankasi TAO Class D	16,167,359
5,976,300	Turkiye Halk Bankasi AS	48,327,202
13,036,633	Yapi ve Kredi Bankasi AS *	38,605,704
	Total Turkey	699,013,578
	TOTAL COMMON STOCKS (COST $8,107,923,116)	9,000,266,412
	PREFERRED STOCKS — 8.4%
	Brazil — 6.1%
1,651,100	AES Tiete SA 8.84%	20,043,531
3,759,996	Banco Bradesco SA 0.57%	65,212,514
1,414,800	Banco do Estado do Rio Grande do Sul SA Class B 0.81%	12,470,379
481,100	Bradespar SA 0.62%	10,026,056
2,768,100	Brasil Telecom SA *	17,510,941
1,267,800	Centrais Eletricas Brasileiras SA Class B	18,306,852
1,436,980	Cia Energetica de Minas Gerais 2.43%	22,909,859
62,106	Companhia de Bebidas das Americas 3.74%	6,842,357
209,600	Companhia de Transmissao de Energia Eletrica Paulista 0.83%	5,943,391
902,600	Companhia Paranaense de Energia Class B 0.19%	19,760,837
474,300	Eletropaulo Metropolitana SA 5.84%	8,912,114
6,919,641	Itausa-Investimentos Itau SA 0.45%	48,462,112
2,402,104	Petroleo Brasileiro SA (Petrobras) 0.51%	35,643,462
3,130,220	Petroleo Brasileiro SA Sponsored ADR 0.50%	92,529,303
1,229,680	Tele Norte Leste Participacoes ADR 12.00%	16,674,461
266,400	Telecomunicacoes de Sao Paulo SA 4.53%	6,114,496

See accompanying notes to the financial statements.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
498,500	Usinas Siderrurgicas de Minas Gerais SA Class A 1.81%	12,497,626
3,115,908	Vale SA Preference A 2.00%	73,504,381
5,459,730	Vale SA Sponsored ADR 1.98%	128,958,823
	Total Brazil	622,323,495
	Chile — 0.0%
493,740	Embotelladora Andina SA A Shares 1.76%	1,904,096
514,629	Embotelladora Andina SA B Shares 1.63%	2,356,010
	Total Chile	4,260,106
	Russia — 1.0%
122,622,320	Surgutneftegaz Class S 8.20%	51,170,662
3,208,560	TNK BP Holding 8.14%	5,647,065
39,445	Transneft 0.75%	42,174,491
	Total Russia	98,992,218
	South Korea — 1.3%
239,589	Hyundai Motor Co 2.46%	10,111,021
274,321	Samsung Electronics Co Ltd (Non Voting) 2.32%	122,028,955
	Total South Korea	132,139,976
	TOTAL PREFERRED STOCKS (COST $761,172,259)	857,715,795
	INVESTMENT FUNDS — 0.4%
	China — 0.1%
199,464	Martin Currie China A Share Fund Ltd Class B * (a) (c)	8,229,102
245,374	Martin Currie China A Share Fund Ltd Class S * (a) (c)	2,096,105
25,045	Martin Currie China A Share Fund Ltd Class S * (a) (c)	1,722,829
	Total China	12,048,036
	India — 0.1%
12,146	Fire Capital Mauritius Private Fund * (a) (c)	10,270,092
1,371,900	TDA India Technology Fund II LP * (a) (c)	1,585,217
	Total India	11,855,309

See accompanying notes to the financial statements.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		Poland — 0.0%
	1,749,150	The Emerging European Fund II LP * (a) (c)	380,846
		Russia — 0.1%
	9,500,000	NCH Eagle Fund LP * (a) (c)	8,627,796
	2,769	Steep Rock Russia Fund LP * (a) (c)	694,028
		Total Russia	9,321,824
		Ukraine — 0.0%
	16,667	Societe Generale Thalmann Ukraine Fund * (a) (c) (e)	4,000
		United States — 0.1%
	301,204	iShares MSCI Emerging Markets Index Fund * (f)	12,069,244
		TOTAL INVESTMENT FUNDS (COST $41,724,072)	45,679,259
		DEBT OBLIGATIONS — 0.5%
		Poland — 0.2%
PLN	100,677,888	TRI Media Secured Term Note, 4.50% , due 02/07/13 (a) (c)	24,595,758
		United States — 0.3%
	27,508,157	U.S. Treasury Inflation Indexed Note, 2.38% , due 04/15/11 (g)	27,852,008
		TOTAL DEBT OBLIGATIONS (COST $57,396,626)	52,447,766
		RIGHTS AND WARRANTS — 0.0%
		China — 0.0%
	315,050	Kingboard Chemical Holdings Ltd Warrants, Expires 10/31/12 *	138,515
		Malaysia — 0.0%
	4,395,496	Sunway City Warrants, Expires 10/04/17 *	700,332
		TOTAL RIGHTS AND WARRANTS (COST $203,756)	838,847

See accompanying notes to the financial statements.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 0.0%
		United States — 0.0%
		Affiliated Issuers
	8,064	GMO Special Purpose Holding Fund (h)	4,355
		TOTAL MUTUAL FUNDS (COST $0)	4,355
		SHORT-TERM INVESTMENTS — 1.8%
		Time Deposits — 1.8%
ZAR	1,755,197	Citibank (New York) Time Deposit, 6.24%, due 09/01/10	237,997
USD	81,940	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	81,940
USD	65,000,000	HSBC Bank (USA) Time Deposit, 0.17%, due 09/01/10	65,000,000
USD	48,400,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.18%, due 09/01/10	48,400,000
USD	65,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	65,000,000
		Total Time Deposits	178,719,937
		TOTAL SHORT-TERM INVESTMENTS (COST $178,719,937)	178,719,937
		TOTAL INVESTMENTS — 99.2% (Cost $9,147,139,766)	10,135,672,371
		Other Assets and Liabilities (net) — 0.8%	80,716,969
		TOTAL NET ASSETS — 100.0%	$10,216,389,340

See accompanying notes to the financial statements.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund's Net Assets	Value as of August 31, 2010
CBAY Systems Holdings Ltd	5/14/2007	$17,013,437	0.21%	$21,163,480
Fire Capital Mauritius Private Fund **	9/06/06-3/30/09	12,180,554	0.10%	10,270,092
Martin Currie China A Share Fund Ltd Class B	1/20/06	2,453,738	0.08%	8,229,102
Martin Currie China A Share Fund Ltd Class S	10/14/08	2,159,084	0.04%	3,818,934
NCH Eagle Fund LP	1/08/03	9,500,000	0.08%	8,627,796
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.01%	694,028
TDA India Technology Fund II LP	2/23/00-3/23/04	787,800	0.02%	1,585,217
TRI Media Secured Term Note	8/7/09	29,505,475	0.24%	24,595,758
The Emerging European Fund II LP	12/05/97-6/24/02	471,720	0.00%	380,846
				$79,369,253

**  GMO Emerging Markets Fund has committed an additional $7,834,879 to this investment.

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
20,691,805	USD	9/8/2010	Morgan Stanley	Depreciation of	Appreciation of	$775,813
				Total Return on	Total Return on
				OTP Bank PLC +	OTP Bank PLC
(Daily Fed Funds
Rate -0.60%)
$775,813
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Affiliated company (Note 10).

(c)  Private placement securities are restricted as to resale.

(d)  Bankrupt issuer.

(e)  The security is currently in full liquidation.

(f)  Represents an investment to equitize cash in the iShares® MSCI Emerging Markets Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Emerging Markets Index Fund invests in global emerging markets and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. iShares® is a registered trademark of BlackRock. Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Emerging Markets Index Fund.

(g)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(h)  Underlying investment represents interests in defaulted claims.

Currency Abbreviations:

PLN - Polish Zloty USD - United States Dollar ZAR - South African Rand

See accompanying notes to the financial statements.

21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Investments in unaffiliated issuers, at value (cost $9,116,744,680) (Note 2)	$10,103,706,285
Investments in affiliated issuers, at value (cost $30,395,086) (Notes 2 and 10)	31,966,086
Foreign currency, at value (cost $15,630,271) (Note 2)	15,607,773
Receivable for investments sold	210,228,989
Receivable for Fund shares sold	76,830,796
Dividends and interest receivable	39,385,979
Receivable for foreign currency sold	27,000
Receivable for open swap contracts (Note 4)	775,813
Receivable for expenses reimbursed by Manager (Note 5)	289,802
Miscellaneous receivable	960,481
Total assets	10,479,779,004
Liabilities:
Due to custodian	53,862
Foreign taxes payable	4,540,248
Payable for investments purchased	3,376,742
Payable for Fund shares repurchased	243,608,880
Payable to affiliate for (Note 5):
Management fee	6,750,445
Shareholder service fee	987,857
Trustees and Chief Compliance Officer of GMO Trust fees	17,651
Miscellaneous payable	1,396,684
Accrued expenses	2,657,295
Total liabilities	263,389,664
Net assets	$10,216,389,340

See accompanying notes to the financial statements.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$9,921,066,686
Accumulated undistributed net investment income	103,079,693
Accumulated net realized loss	(788,518,254)
Net unrealized appreciation	980,761,215
$10,216,389,340
Net assets attributable to:
Class II shares	$2,267,184,174
Class III shares	$1,073,064,392
Class IV shares	$1,569,062,960
Class V shares	$553,448,001
Class VI shares	$4,753,629,813
Shares outstanding:
Class II	183,493,816
Class III	86,619,506
Class IV	127,451,128
Class V	44,996,393
Class VI	385,767,107
Net asset value per share:
Class II	$12.36
Class III	$12.39
Class IV	$12.31
Class V	$12.30
Class VI	$12.32

See accompanying notes to the financial statements.

23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $21,478,370)	$155,545,376
Interest	1,209,417
Dividends from affiliated issuers	18,759
Total investment income	156,773,552
Expenses:
Management fee (Note 5)	37,705,662
Shareholder service fee – Class II (Note 5)	2,577,711
Shareholder service fee – Class III (Note 5)	813,207
Shareholder service fee – Class IV (Note 5)	860,637
Shareholder service fee – Class V (Note 5)	206,646
Shareholder service fee – Class VI (Note 5)	1,237,956
Custodian and fund accounting agent fees	5,486,328
Legal fees	298,540
Trustees fees and related expenses (Note 5)	107,411
Audit and tax fees	91,356
Transfer agent fees	41,124
Registration fees	25,208
Miscellaneous	94,577
Total expenses	49,546,363
Fees and expenses reimbursed by Manager (Note 5)	(1,582,808)
Expense reductions (Note 2)	(1,131)
Net expenses	47,962,424
Net investment income (loss)	108,811,128
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $7,916,177)	720,570,698
Investments in affiliated issuers	(2,864,666)
Closed swap contracts	6,564,357
Foreign currency, forward contracts and foreign currency related transactions (net of foreign capital gains tax of $3,663 and Brazilian IOF tax of $21,833) (Note 2)	(8,526,772)
Net realized gain (loss)	715,743,617
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in foreign capital gains tax of $8,462,424) (Note 2)	(257,397,212)
Investments in affiliated issuers	15,787,991
Open swap contracts	775,813
Foreign currency, forward contracts and foreign currency related transactions	(428,088)
Net unrealized gain (loss)	(241,261,496)
Net realized and unrealized gain (loss)	474,482,121
Net increase (decrease) in net assets resulting from operations	$583,293,249

See accompanying notes to the financial statements.

24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$108,811,128	$127,258,284
Net realized gain (loss)	715,743,617	699,055,720
Change in net unrealized appreciation (depreciation)	(241,261,496)	4,125,061,699
Net increase (decrease) in net assets from operations	583,293,249	4,951,375,703
Distributions to shareholders from:
Net investment income
Class II	—	(37,234,403)
Class III	—	(21,375,610)
Class IV	—	(31,476,321)
Class V	—	(12,760,543)
Class VI	—	(64,099,216)
Total distributions from net investment income	—	(166,946,093)
Net share transactions (Note 9):
Class II	(142,200,312)	2,023,770,932
Class III	(1,637,472)	(2,964,843,372)
Class IV	(178,250,640)	(767,368,513)
Class V	168,879,268	(1,016,877,255)
Class VI	652,964,532	1,371,471,389
Increase (decrease) in net assets resulting from net share transactions	499,755,376	(1,353,846,819)
Purchase premiums and redemption fees (Notes 2 and 9):
Class II	1,778,147	3,293,784
Class III	139,323	3,740,402
Class IV	726,181	2,859,788
Class V	208,389	679,896
Class VI	5,934,040	6,691,676
Increase in net assets resulting from purchase premiums and redemption fees	8,786,080	17,265,546
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	508,541,456	(1,336,581,273)
Total increase (decrease) in net assets	1,091,834,705	3,447,848,337
Net assets:
Beginning of period	9,124,554,635	5,676,706,298
End of period (including accumulated undistributed net investment income of $103,079,693 and distributions in excess of net investment income of $5,731,435, respectively)	$10,216,389,340	$9,124,554,635

See accompanying notes to the financial statements.

25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)

	Six Months Ended August 31, 2010 (Unaudited)		Period from August 12, 2009 through February 28, 2010
Net asset value, beginning of period	$11.63		$10.62
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.02
Net realized and unrealized gain (loss)	0.60		1.18
Total from investment operations	0.73		1.20
Less distributions to shareholders:
From net investment income	—		(0.19)
Total distributions	—		(0.19)
Net asset value, end of period	$12.36		$11.63
Total Return(a)	6.28	%**	11.21	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,267,184		$2,265,637
Net expenses to average daily net assets	1.06	%(b)(c)*	1.07	%(b)*
Net investment income (loss) to average daily net assets	2.06	%*	0.30	%*
Portfolio turnover rate	48	%**	126	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.02

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.66		$6.30		$20.48		$20.67		$22.49	$19.05
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.21		0.23		0.25		0.41	0.37
Net realized and unrealized gain (loss)	0.60		5.34		(10.65)		5.94		3.00	6.24
Total from investment operations	0.73		5.55		(10.42)		6.19		3.41	6.61
Less distributions to shareholders:
From net investment income	—		(0.19)		(0.13)		(0.31)		(0.54)	(0.43)
From net realized gains	—		—		(3.63)		(6.07)		(4.69)	(2.74)
Total distributions	—		(0.19)		(3.76)		(6.38)		(5.23)	(3.17)
Net asset value, end of period	$12.39		$11.66		$6.30		$20.48		$20.67	$22.49
Total Return(a)	6.26	%**	88.05%		(58.62)%		28.38%		17.05%	37.99%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,073,064		$1,014,490		$2,309,057		$3,402,343		$4,276,782	$4,788,395
Net expenses to average daily net assets	1.01	%(b)(d)*	1.06	%(b)	1.10	%(c)	1.09	%(c)	1.07%	1.10%
Net investment income (loss) to average daily net assets	2.11	%*	2.25%		1.77%		1.04%		1.87%	1.88%
Portfolio turnover rate	48	%**	126%		99%		60%		44%	41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.00	%(e)	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.02		$0.04		$0.04		$0.02	$0.01

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  Ratio is less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.58		$6.27		$20.40		$20.62		$22.45	$19.02
Income (loss) from investment operations:
Net investment income (loss)†	0.13		0.16		0.25		0.23		0.42	0.40
Net realized and unrealized gain (loss)	0.60		5.36		(10.62)		5.95		2.99	6.20
Total from investment operations	0.73		5.52		(10.37)		6.18		3.41	6.60
Less distributions to shareholders:
From net investment income	—		(0.21)		(0.13)		(0.33)		(0.55)	(0.43)
From net realized gains	—		—		(3.63)		(6.07)		(4.69)	(2.74)
Total distributions	—		(0.21)		(3.76)		(6.40)		(5.24)	(3.17)
Net asset value, end of period	$12.31		$11.58		$6.27		$20.40		$20.62	$22.45
Total Return(a)	6.30	%**	88.05%		(58.59)%		28.38%		17.10%	38.05%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,569,063		$1,639,961		$1,345,811		$3,021,319		$2,599,002	$3,081,021
Net expenses to average daily net assets	0.96	%(b)(d)*	0.99	%(b)	1.06	%(c)	1.05	%(c)	1.03%	1.05%
Net investment income (loss) to average daily net assets	2.15	%*	1.54%		1.86%		0.98%		1.94%	2.03%
Portfolio turnover rate	48	%**	126%		99%		60%		44%	41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.00	%(e)	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.02		$0.04		$0.02		$0.02	$0.01

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.57		$6.26		$20.39		$20.61		$22.44	$19.02
Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.20		0.22		0.23		0.43	0.22
Net realized and unrealized gain (loss)	0.59		5.32		(10.58)		5.96		2.98	6.39
Total from investment operations	0.73		5.52		(10.36)		6.19		3.41	6.61
Less distributions to shareholders:
From net investment income	—		(0.21)		(0.14)		(0.34)		(0.55)	(0.45)
From net realized gains	—		—		(3.63)		(6.07)		(4.69)	(2.74)
Total distributions	—		(0.21)		(3.77)		(6.41)		(5.24)	(3.19)
Net asset value, end of period	$12.30		$11.57		$6.26		$20.39		$20.61	$22.44
Total Return(a)	6.31	%**	88.21%		(58.59)%		28.43%		17.11%	38.12%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$553,448		$367,836		$795,586		$1,190,887		$679,988	$1,447,059
Net expenses to average daily net assets	0.91	%(b)(d)*	0.98	%(b)	1.03	%(c)	1.03	%(c)	1.01%	1.04%
Net investment income (loss) to average daily net assets	2.23	%*	2.12%		1.81%		0.98%		1.97%	1.06%
Portfolio turnover rate	48	%**	126%		99%		60%		44%	41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.03%		0.01%		0.00	(e)	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01		$0.05		$0.05		$0.03	$0.02

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.59		$6.27		$20.42		$20.63		$22.45	$19.03
Income (loss) from investment operations:
Net investment income (loss)†	0.14		0.13		0.23		0.25		0.42	0.38
Net realized and unrealized gain (loss)	0.59		5.41		(10.61)		5.95		3.01	6.23
Total from investment operations	0.73		5.54		(10.38)		6.20		3.43	6.61
Less distributions to shareholders:
From net investment income	—		(0.22)		(0.14)		(0.34)		(0.56)	(0.45)
From net realized gains	—		—		(3.63)		(6.07)		(4.69)	(2.74)
Total distributions	—		(0.22)		(3.77)		(6.41)		(5.25)	(3.19)
Net asset value, end of period	$12.32		$11.59		$6.27		$20.42		$20.63	$22.45
Total Return(a)	6.30	%**	88.34%		(58.61)%		28.49%		17.20%	38.07%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,753,630		$3,836,631		$1,226,252		$5,902,406		$5,116,565	$3,203,435
Net expenses to average daily net assets	0.88	%(b)(c)*	0.91	%(b)	1.00	%(d)	1.00	%(d)	0.98%	1.00%
Net investment income (loss) to average daily net assets	2.23	%*	1.18%		1.83%		1.05%		1.93%	1.94%
Portfolio turnover rate	48	%**	126%		99%		60%		44%	41%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%		0.01%		0.00	%(e)	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.02		$0.07		$0.03		$0.02	$0.02

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(e)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

30

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P/IFCI Composite Index. The Fund typically makes equity investments directly and indirectly (e.g., through the GMO funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to emerging markets. "Emerging markets" include all markets that are not considered to be "developed markets" by the MSCI World Index or MSCI EAFE Index. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets.

The Manager uses proprietary quantitative models and fundamental analysis to evaluate and select countries, sectors, and equity investments. The Manager evaluates and selects countries, sectors, and equity investments based on value, momentum, and quality models (that take into account various factors including, but not limited to, historical profitability, earnings stability and low debt to equity ratios), and also evaluates countries and sectors based on macroeconomic models (that take into account various factors including, but not limited to, currency valuations, inflation, and current account deficits). The models used by the Manager may change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives (including options, futures, warrants, swap contracts, and reverse repurchase agreements) and exchange-traded funds ("ETFs") (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

31

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had five classes of shares outstanding: Class II, Class III, Class IV, Class V and Class VI. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 7.8% of net assets. The Fund classifies such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 74.0% of the net assets of the Fund

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund utilized the following fair value techniques on Level 3 investments: Certain of the Fund's securities in Thailand were valued at the local price as adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations. The Fund valued various third-party investment funds based on valuations provided by fund sponsors and adjusted the values for liquidity considerations as well as the timing of the receipt of information. The Fund valued certain equity securities based on the values of underlying securities or underlying indices to which the securities are linked, and other equity securities based on the last traded exchange price adjusted for the movement in a securities index. The Fund deemed certain bankrupt and delisted securities to be near worthless.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Argentina	$3,268,371	$—	$—		$3,268,371
Brazil	536,764,393	—	—		536,764,393
Chile	49,038,920	—	—		49,038,920
China	76,749,818	642,885,488	0	*	719,635,306
Czech Republic	—	218,396,880	—		218,396,880
Egypt	—	163,820,538	—		163,820,538

33

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hungary	$—	$149,728,959	$—		$149,728,959
India	49,083,761	526,637,641	90,811,663		666,533,065
Indonesia	17,092,215	198,287,281	—		215,379,496
Macau	—	11,748,972	—		11,748,972
Malaysia	—	158,254,351	—		158,254,351
Mexico	181,359,491	—	—		181,359,491
Morocco	—	18,970,350	—		18,970,350
Peru	4,352,384	—	—		4,352,384
Philippines	—	76,325,777	—		76,325,777
Poland	—	89,762,812	—		89,762,812
Russia	128,593,151	1,281,663,292	14,850		1,410,271,293
South Africa	—	277,674,735	—		277,674,735
South Korea	3,167,555	1,865,259,129	2,327,415		1,870,754,099
Sri Lanka	—	6,096,377	—		6,096,377
Taiwan	12,268,139	761,662,364	—		773,930,503
Thailand	—	81,575,556	617,610,206		699,185,762
Turkey	—	699,013,578	0	*	699,013,578
TOTAL COMMON STOCKS	1,061,738,198	7,227,764,080	710,764,134		9,000,266,412
Preferred Stocks
Brazil	622,323,495	—	—		622,323,495
Chile	4,260,106	—	—		4,260,106
Russia	—	98,992,218	—		98,992,218
South Korea	—	132,139,976	—		132,139,976
TOTAL PREFERRED STOCKS	626,583,601	231,132,194	—		857,715,795
Investment Funds
China	—	—	12,048,036		12,048,036
India	—	—	11,855,309		11,855,309
Poland	—	—	380,846		380,846
Russia	—	—	9,321,824		9,321,824
Ukraine	—	—	4,000		4,000
United States	12,069,244	—	—		12,069,244
TOTAL INVESTMENT FUNDS	12,069,244	—	33,610,015		45,679,259

34

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Poland	$—	$—	$24,595,758	$24,595,758
United States	—	27,852,008	—	27,852,008
TOTAL DEBT OBLIGATIONS	—	27,852,008	24,595,758	52,447,766
Rights and Warrants
Malaysia	—	700,332	—	700,332
China	—	138,515	—	138,515
TOTAL RIGHTS AND WARRANTS	—	838,847	—	838,847
Mutual Funds
United States	—	4,355	—	4,355
TOTAL MUTUAL FUNDS	—	4,355	—	4,355
Short-Term Investments	178,719,937	—	—	178,719,937
Total Investments	1,879,110,980	7,487,591,484	768,969,907	10,135,672,371
Derivatives
Swap Agreements
Equity Risk	—	775,813	—	775,813
Total Derivatives	—	775,813	—	775,813
Total	$1,879,110,980	$7,488,367,297	$768,969,907	$10,136,448,184

*  Represents the investment in securities that have no value at August 31, 2010.

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities using Level 3 inputs were 7.5% of total net assets.

35

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of August 31, 2010
Common Stocks
China	$8,189	$—	$—	$—	$(8,189)	$—		$—	$—
India	—	41,827,012	—	6,722,263	3,021,175	39,241,213	**	—	90,811,663
Russia	—	—	—	—	(2,312,335)	2,327,185	**	—	14,850
South Korea	—	1,234,325	—	894,371	198,719	—		—	2,327,415
Thailand	493,561,819	38,155,350	—	31,271,861	136,196,732	—		(81,575,556)**	617,610,206
Turkey	273	—	—	—	(273)	—		—	—
Total Common Stock	493,570,281	81,216,687	—	38,888,495	137,095,829	41,568,398		(81,575,556)	710,764,134
Private Equity Securities
Russia	2,610	—	—	(1,673,054)	1,670,444	—		—	—
Total Private Equity Securities	2,610	—	—	(1,673,054)	1,670,444	—		—	—
Investment Fund
China	11,891,906	—	—	1,901,894	(1,745,764)	—		—	12,048,036
India	10,728,924	(94,191)	—	31,742	1,188,834	—		—	11,855,309
Poland	393,802	—	—	—	(12,956)	—		—	380,846
Russia	9,266,776	—	—	—	55,048	—		—	9,321,824
Ukraine	4,000	—	—	—	—	—		—	4,000
Total Investment Fund	32,285,408	(94,191)	—	1,933,636	(514,838)	—		—	33,610,015
Debt Obligations
Poland	26,303,383	—	—	—	(1,707,625)	—		—	24,595,758
Total	$552,161,682	$81,122,496	$—	$39,149,077	$136,543,810	$41,568,398		$(81,575,556)	$768,969,907

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and

36

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. For the period ended August 31, 2010, the Fund incurred $7,916,177 in foreign capital gains tax, which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and

37

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(1,148,006,327)
Total	$(1,148,006,327)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,416,098,966	$1,027,659,928	$(308,086,523)	$719,573,405

For the period ended August 31, 2010, the Fund had net realized gains attributed to redemption in-kind transactions of $20,517,990.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

38

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.80% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase

39

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

In addition, Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted the Fund's locally held assets pending resolution of the dispute. Although these locally held assets remain the property of the Fund, a portion of the assets are not permitted to be withdrawn from the Fund's local custodial account located in India. The amount of restricted assets is small relative to the size of the Fund, representing approximately 0.1% of the Fund's total assets as of August 31, 2010. The effect of this claim on the value of the restricted assets, and all matters relating to the Fund's response to these allegations are subject to the supervision and control of the Trust's Board of Trustees. The Fund's costs in respect of this matter are being borne by the Fund.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

40

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it typically makes equity investments in companies tied economically to emerging markets and may make investments in companies with smaller market capitalizations. In addition, the Fund may buy securities that are less liquid than those in its benchmark.

• Market Disruption and Geopolitical Risk — Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.

41

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Other principal risks of an investment in the Fund include Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Focused Investment Risk (increased risk from the Fund's focus on investments in a limited number of countries and geographic regions); Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Fund of Funds Risk (risk that the underlying funds (including exchange-traded funds (ETFs)) in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

43

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash,

44

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

45

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap

46

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used total return swap agreements as a substitute for direct investment in securities. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of

47

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$838,847	$—	$838,847
Unrealized appreciation on swap agreements	—	—	—	775,813	—	775,813
Total	$—	$—	$—	$1,614,660	$—	$1,614,660

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(956,380)	$—	$(956,380)
Swap agreements	—	—	—	6,564,357	—	6,564,357
Total	$—	$—	$—	$5,607,977	$—	$5,607,977
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$365,557	$—	$365,557
Swap agreements	—	—	—	775,813	—	775,813
Total	$—	$—	$—	$1,141,370	$—	$1,141,370

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

48

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The volume of derivative activity, based on absolute values (rights and warrants), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Swap agreements	Rights/ Warrants
Average amount outstanding	$8,264,248	$1,308,943

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. Effective August 12, 2009, that fee is paid monthly at the annual rate of 0.75% of average daily net assets. Before August 12, 2009, the management fee was paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse each class of the Fund to the extent the class's total annual operating expenses exceed the following amounts of the class's average daily net assets: 0.95% for Class II shares, 0.90% for Class III shares, 0.85% for Class IV shares, 0.80% for Class V shares, and 0.77% for Class VI shares (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes) and custodial fees. In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $107,411 and $36,432, respectively. The

49

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$47,458,855	$28,879,454
Investments (non-U.S. Government securities)	5,211,862,932	4,657,885,794

Proceeds from sales of securities for in-kind transactions for the period ended August 31, 2010 were $107,244,197.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2010, 0.60% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 30.46% of the Fund's shares were held by accounts for which the Manager had investment discretion.

50

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Period from August 12, 2009 (commencement of operations) through February 28, 2010
Class II:	Shares	Amount	Shares	Amount
Shares sold	18,514,862	$228,295,064	252,778,370	$2,699,405,042
Shares issued to shareholders in reinvestment of distributions	—	—	2,489,345	29,548,519
Shares repurchased	(29,831,223)	(370,495,376)	(60,457,538)	(705,182,629)
Purchase premiums	—	804,016	—	289,458
Redemption fees	—	974,131	—	3,004,326
Net increase (decrease)	(11,316,361)	$(140,422,165)	194,810,177	$2,027,064,716
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,647,572	$60,681,433	60,688,925	$590,315,924
Shares issued to shareholders in reinvestment of distributions	—	—	1,384,598	14,933,224
Shares repurchased	(5,052,064)	(62,318,905)	(341,523,485)	(3,570,092,520)
Purchase premiums	—	57,963	—	1,656,883
Redemption fees	—	81,360	—	2,083,519
Net increase (decrease)	(404,492)	$(1,498,149)	(279,449,962)	$(2,961,102,970)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	9,515,407	$118,373,086	83,789,833	$867,186,010
Shares issued to shareholders in reinvestment of distributions	—	—	2,234,977	25,614,765
Shares repurchased	(23,651,029)	(296,623,726)	(159,036,163)	(1,660,169,288)
Purchase premiums	—	478,448	—	317,143
Redemption fees	—	247,733	—	2,542,645
Net increase (decrease)	(14,135,622)	$(177,524,459)	(73,011,353)	$(764,508,725)

51

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class V:	Shares	Amount	Shares	Amount
Shares sold	14,017,279	$178,915,398	43,715,876	$473,416,600
Shares issued to shareholders in reinvestment of distributions	—	—	631,224	6,813,766
Shares repurchased	(815,946)	(10,036,130)	(139,632,569)	(1,497,107,621)
Purchase premiums	—	172,259	—	150,000
Redemption fees	—	36,130	—	529,896
Net increase (decrease)	13,201,333	$169,087,657	(95,285,469)	$(1,016,197,359)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	79,955,304	$963,830,702	201,482,771	$2,104,241,700
Shares issued to shareholders in reinvestment of distributions	—	—	5,401,782	62,732,344
Shares repurchased	(25,266,670)	(310,866,170)	(71,261,109)	(795,502,655)
Purchase premium fees	—	5,379,970	—	661,775
Redemption fees	—	554,070	—	6,029,901
Net increase (decrease)	54,688,634	$658,898,572	135,623,444	$1,378,163,065

*  During the year ended February 28, 2010, the following transfers occurred from Class III to Class II:

Date of Transfer	Shares Transferred	Amount Transferred
8/12/2009	239,139,436	$2,539,820,792
10/30/2009	(14,087,438)	$(161,582,914)
2/5/2010	(3,803,675)	$(42,905,458)
2/24/2010	3,378,830	$39,329,578

52

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated companies and other funds of the Trust

An affiliated company is a company in which the Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund's transactions involving companies that are or were affiliates during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boryung Pharmaceutical Co Ltd*	$4,294,391	$—	$1,313,497	$—	$2,720,493
CBAY Systems Holdings Ltd	12,969,456	—	—	—	21,163,480
Daehan Pulp Co Ltd*	5,372,382	—	486,555	—	4,854,451
Dimerco Express Taiwan Corp*	3,800,682	—	4,148,450	—	—
In The F Co Ltd	2,849,143	454,734	65,740	—	3,242,163
Pumyang Construction Co Ltd	4,299,731	—	852,981	—	2,701,637
Star Block Co Ltd (Foreign Registered)	940	—	—	—	—
Totals	$33,586,725	$454,734	$6,867,223	$—	$34,682,224

* No longer an affiliate as of August 31, 2010.

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Special Purpose Holding Fund	$4,435	$—	$—	$—	$—	$4,355
GMO U.S. Treasury Fund	74,488,836	294,518,653	369,007,489	18,759	—	—
Totals	$74,493,271	$294,518,653	$369,007,489	$18,759	$—	$4,355

53

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

54

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to

55

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

56

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

57

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	1.06%	$1,000.00	$1,062.80	$5.51
2) Hypothetical	1.06%	$1,000.00	$1,019.86	$5.40
Class III
1) Actual	1.01%	$1,000.00	$1,062.60	$5.25
2) Hypothetical	1.01%	$1,000.00	$1,020.11	$5.14
Class IV
1) Actual	0.96%	$1,000.00	$1,063.00	$4.99
2) Hypothetical	0.96%	$1,000.00	$1,020.37	$4.89
Class V
1) Actual	0.91%	$1,000.00	$1,063.10	$4.73
2) Hypothetical	0.91%	$1,000.00	$1,020.62	$4.63
Class VI
1) Actual	0.88%	$1,000.00	$1,063.00	$4.58
2) Hypothetical	0.88%	$1,000.00	$1,020.77	$4.48

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

58

GMO Flexible Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Flexible Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.5%
Short-Term Investments	5.8
Futures Contracts	0.0
Forward Currency Contracts	(0.7)
Swap Agreements	(5.0)
Other	2.4
100.0%
Country Summary	% of Equity Investments*
Japan	100.0%
100.0%
Industry Group Summary	% of Equity Investments*
Telecommunication Services	19.1%
Banks	11.8
Real Estate	10.9
Retailing	10.7
Food & Staples Retailing	9.3
Diversified Financials	8.2
Capital Goods	7.3
Health Care Equipment & Services	3.3
Utilities	3.2
Food, Beverage & Tobacco	2.5
Commercial & Professional Services	2.5
Materials	2.4
Transportation	2.3
Consumer Durables & Apparel	1.8
Software & Services	1.3
Consumer Services	1.2
Household & Personal Products	1.1
Insurance	0.6
Media	0.5
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%
	Japan — 97.5%
2,819	Advance Residence Investment Corp (REIT) *	4,405,640
471,400	Aeon Co Ltd	5,025,457
149,900	Aeon Credit Service Co Ltd	1,583,366
356,900	Aiful Corp *	445,918
84,000	Alfresa Holdings Corp	3,744,964
31,800	Alpen Co Ltd	501,256
25,100	AOKI Holdings Inc	310,122
45,500	Aoyama Trading Co Ltd	627,187
19,800	Arcs Co Ltd	259,683
33,700	Asahi Glass Co Ltd	328,817
27,800	Asatsu–DK Inc	586,766
39,000	Bank of Saga Ltd (The)	110,876
20,900	Bank of the Ryukyus Ltd	248,614
520,000	Bank of Yokohama Ltd (The)	2,254,239
131,650	Belluna Co Ltd	648,251
237,000	Best Denki Co Ltd *	555,624
2,483	BIC Camera Inc	950,110
55,200	Cawachi Ltd	1,004,624
231,000	Cedyna Financial Corp *	401,159
120	Central Japan Railway Co	967,726
146,300	Century Tokyo Leasing Corp	1,881,854
26,900	Chiba Kogyo Bank Ltd (The) *	163,036
28,500	Chiyoda Integre Co Ltd	305,416
217,000	Chuo Mitsui Trust Holdings Inc	768,532
41,100	Circle K Sunkus Co Ltd	561,372
16,700	Coca–Cola Central Japan Co Ltd	215,739
38,300	Cocokara fine Holdings Inc	794,432
185,485	Credit Saison Co Ltd	2,358,186
176,100	CSK Holdings Corp *	577,656
24,300	Daidoh Ltd	203,338
364,400	Daiei Inc *	1,479,892
80,700	Daiichikosho Co Ltd	1,239,100

See accompanying notes to the financial statements.

2

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
495,000	Daikyo Inc *	696,074
74,800	Daimei Telecom Engineering Corp	504,755
147,000	Daio Paper Corp	1,048,495
177,800	Daito Trust Construction Co Ltd	10,210,282
38,000	Dai Nippon Printing Co Ltd	441,875
340	DA Office Investment Corp (REIT)	926,561
153,600	DCM Japan Holdings Co Ltd	722,801
18,512	Dena Co Ltd	557,262
33,200	Don Quijote Co Ltd	812,118
22,000	Doshisha Co Ltd	521,533
55,600	DTS Corp	564,974
200,000	Edion Corp	1,379,648
79,200	Electric Power Development Co Ltd	2,546,840
24,500	Fast Retailing Co Ltd	3,383,966
507,754	Fuji Fire & Marine Insurance Co Ltd (The) *	639,452
555,000	Fuji Electric Holdings Co Ltd	1,374,923
9,500	Fuji Soft Inc	144,078
166,000	Fukuoka Financial Group Inc	663,104
55	Fukuoka REIT Co (REIT)	351,355
85,400	Fuyo General Lease Co Ltd	2,243,306
1,045	Geo Corp	1,225,827
147	Global One Real Estate Investment Co Ltd (REIT)	1,118,478
7,640	Gulliver International Co Ltd	297,781
20,900	H.I.S. Co Ltd	447,079
77	Hankyu Reit Inc (REIT)	330,879
605,500	Haseko Corp *	504,945
46,200	Heiwado Co Ltd	548,632
64,300	Hikari Tsushin Inc	1,133,301
190,000	Hitachi Cable Ltd	463,332
46,700	Hitachi Capital Corp	658,499
10,300	Hogy Medical Co Ltd	515,163
71,000	Hokuetsu Bank Ltd (The)	125,759
77,320	Honeys Co Ltd	1,166,069
37,400	IBJ Leasing Co Ltd	758,900

See accompanying notes to the financial statements.

3

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
102,000	Isetan Mitsukoshi Holdings Ltd	1,073,503
85,700	IT Holdings Corp	965,959
20,100	Itoki Corp	56,143
81,500	Ito En Ltd	1,333,560
129,675	Izumiya Co Ltd	528,638
140,700	Izumi Co Ltd	1,737,228
384,000	JACCS Co Ltd	704,639
499	Japan Prime Realty Investment Corp (REIT)	1,113,656
78	Japan Real Estate Investment Corp (REIT)	692,579
176	Japan Excellent Inc (REIT)	841,633
4,052	Japan Retail Fund Investment Corp (REIT)	5,422,606
117,489	Joshin Denki Co Ltd	1,099,147
32,000	JS Group Corp	610,632
122,000	J–Oil Mills Inc	338,011
108,740	K's Holdings Corp	2,349,053
1,131,000	Kajima Corp	2,647,734
158,700	Kao Corp	3,694,395
56,600	Kasumi Co Ltd	301,942
30,100	Kato Sangyo Co Ltd	454,420
4,101	KDDI Corp	19,777,735
69,300	Keiyo Co Ltd	370,418
256	Kenedix Realty Investment Corp (REIT)	896,097
108,600	Kohnan Shoji Co Ltd	1,155,888
139,400	Kojima Co Ltd	683,951
182,000	Krosaki Harima Corp	578,654
321,000	Kurabo Industries Ltd	504,556
75,000	Kyodo Printing Co Ltd	177,168
27,000	Kyoritsu Maintenance Co Ltd	380,273
61,000	Kyudenko Corp	312,166
13,400	Lawson Inc	609,614
834,000	Leopalace21 Corp *	1,783,597
247,000	Maeda Corp	596,440
28,000	Maeda Road Construction Co Ltd	201,996
192,300	Marudai Food Co Ltd	587,960

See accompanying notes to the financial statements.

4

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
82,074	Maruetsu Inc (The)	334,848
867,000	Maruha Nichiro Holdings Inc	1,406,706
22,000	Maruzen Showa Unyu Co Ltd	71,113
24,800	Matsuda Sangyo Co Ltd	356,453
16,500	Matsumotokiyoshi Holdings Co Ltd	312,881
282,100	Medipal Holdings Corp	3,502,161
53,000	Mercian Corp	100,865
582	MID REIT Inc (REIT)	1,251,665
27,800	Mikuni Coca–Cola Bottling Co Ltd	235,581
65,000	Mitsubishi Electric Corp	518,715
562,392	Mitsubishi Paper Mills Ltd *	603,007
968,600	Mitsubishi UFJ Financial Group Inc	4,592,626
95,470	Mitsubishi UFJ Lease & Finance Co Ltd	3,393,796
25,000	Mitsui Home Co Ltd	113,010
9,522,400	Mizuho Financial Group Inc	14,604,668
169	Mori Hills REIT Investment Corp (REIT)	341,814
336,000	Morinaga Milk Industry Co Ltd	1,450,691
13,900	NEC Fielding Ltd	148,643
31,700	NEC Networks & System Integration Corp	394,762
384,000	Nichias Corp	1,587,737
19,200	Nichiha Corp	126,308
309,200	Nichirei Corp	1,315,932
21,800	Nihon Kohden Corp	441,601
173,000	Nihon Yamamura Glass Co Ltd	417,711
91,000	Nippon Corp	596,001
76	Nippon Building Fund Inc (REIT)	645,168
1,060	Nippon Commercial Investment Corp (REIT)	1,093,324
61,000	Nippon Densetsu Kogyo Co Ltd	560,228
563,000	Nippon Express Co Ltd	1,965,263
73,000	Nippon Flour Mills Co Ltd	377,178
62,000	Nippon Konpo Unyu Soko Co Ltd	727,358
113,300	Nippon Paper Group Inc	2,940,664
360,400	Nippon Suisan Kaisha Ltd	1,137,826
526,200	Nippon Telegraph & Telephone Corp	22,625,426

See accompanying notes to the financial statements.

5

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
83,300	Nishimatsuya Chain Co Ltd	723,301
1,260,984	Nishimatsu Construction Co Ltd	1,466,774
56,800	Nissen Holdings Co Ltd	243,733
120,000	Nissin Corp	259,498
11,550	Nitori Co Ltd	1,006,489
18,700	Nitto Kogyo Corp	153,523
226,000	NKSJ Holdings Inc *	1,261,765
170	Nomura Real Estate Office Fund (REIT)	842,577
13,964	NTT Docomo Inc	23,662,340
505,000	Obayashi Corp	1,921,002
86,000	OJI Paper Co Ltd	407,353
34,000	Okamura Corp	179,685
117	Okinawa Cellular Telephone Co	237,531
12,700	Okinawa Electric Power Co	671,697
22,000	Okuwa Co Ltd	206,539
1,373,558	Orient Corp *	931,238
139,040	ORIX Corp	10,454,975
201	ORIX JREIT Inc (REIT)	948,086
1,113,132	Osaka Gas Co Ltd	4,197,376
1,419	Pacific Golf Group International Holdings KK	910,634
30,400	Parco Co Ltd	233,502
329	Pasona Group Inc	224,498
1,058,000	Penta Ocean Construction Co Ltd	1,399,106
64	PILOT Corp	116,549
15,530	Point Inc	725,914
331	Premier Investment Corp (REIT)	1,434,301
70,000	Rengo Co Ltd	466,821
602,500	Resona Holdings Inc	5,951,448
69,900	Ricoh Leasing Co Ltd	1,648,322
32,700	Right On Co Ltd	189,531
379,800	Round One Corp	1,644,694
23,800	Ryoshoku Ltd	524,502
20,900	Saint Marc Holdings Co Ltd	806,074
20,300	Sanei–International Co Ltd	227,609

See accompanying notes to the financial statements.

6

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
54,000	Sanki Engineering	398,143
680,000	Sankyo–Tateyama Holdings Inc *	737,628
515,418	Sankyu Inc	1,963,511
285,159	Sanwa Shutter Corp	834,246
132,000	Sanyo Shokai Ltd	531,008
6,400	San–A Co Ltd	235,902
235,300	Sapporo Hokuyo Holdings Inc	1,108,921
146,500	Secom Co Ltd	6,389,128
199,000	Seiko Holdings Corp *	570,715
152,000	Seino Holdings Co Ltd	944,879
60,700	Seiren Co Ltd	356,534
72,000	Sekisui House Ltd	623,707
176,516	Senko Co Ltd	515,987
19,900	Senshukai Co Ltd	116,940
717,500	Seven & I Holdings Co Ltd	16,369,315
166,000	Shimizu Corp	587,984
918	SHIP HEALTHCARE HOLDINGS Inc	746,290
58,500	Shizuoka Gas Co Ltd	368,706
76,700	Shoei Co Ltd	544,461
35,000	Showa Sangyo Co Ltd	106,266
137,600	Sumitomo Forestry Co Ltd	983,614
88,100	Sumitomo Mitsui Financial Group Inc	2,614,536
1,420,311	Sumitomo Trust & Banking Co Ltd	7,532,564
23,600	Sundrug Co Ltd	636,412
36,500	Suzuken Co Ltd	1,267,558
716,000	SWCC Showa Holdings Co Ltd *	621,574
1,507,000	Taiheiyo Cement Co Ltd *	1,686,851
348,400	Taihei Kogyo Co Ltd	1,226,442
1,913,836	Taisei Corp	3,775,537
54,000	Takashimaya Co Ltd	408,562
259,710	Takefuji Corp	622,104
11,300	Terumo Corp	560,123
574,098	TOA Corp	567,508
47,300	Toho Holdings Co Ltd	681,731

See accompanying notes to the financial statements.

7

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
91,000	Tokai Tokyo Financial Holdings	300,979
38,940	Token Corp	1,067,825
723,000	Tokyo Gas Co Ltd	3,369,585
190,000	Tokyo Tatemono Co Ltd	664,725
28,700	Tokyo Tomin Bank Ltd (The)	311,580
47	Tokyu REIT Inc (REIT)	255,696
57,760	Tokyu Construction Co Ltd	152,779
79,000	Tokyu Land Corp	312,229
160	Top REIT Inc (REIT)	858,512
1,000,000	Toyo Construction Co Ltd	475,679
86,000	Toyo Securities Co Ltd	133,035
17,000	Tsuruha Holdings Inc	698,722
684	T–Gaia Corp	1,071,318
215,000	Uchida Yoko Co Ltd	586,519
46,400	United Arrows Ltd	640,956
882,000	Unitika Ltd *	703,502
326,100	UNY Co Ltd	2,394,581
34,370	USS Co Ltd	2,535,803
80,100	Valor Co Ltd	588,684
32,300	Xebio Co Ltd	585,646
5,814	Yahoo Japan Corp	2,089,006
57,290	Yamada Denki Co Ltd	3,564,298
27,000	Yokohama Reito Co Ltd	194,463
23,000	Yonekyu Corp	182,744
17,000	Yurtec Corp	62,091
41,000	Yusen Air & Sea Service Co Ltd	571,161
	Total Japan	347,297,211
	TOTAL COMMON STOCKS (COST $348,124,492)	347,297,211

See accompanying notes to the financial statements.

8

GMO Flexible Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 5.8%
		Time Deposits — 5.8%
USD	5,000,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.21%, due 09/01/10	5,000,000
JPY	6,423,041	BNP Paribas (Paris) Time Deposit, 0.04%, due 09/01/10	76,455
USD	5,000,000	Commerzbank (Frankfurt) Time Deposit, 0.21%, due 09/01/10	5,000,000
USD	5,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	5,000,000
USD	5,000,000	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.21%, due 09/01/10	5,000,000
USD	493,785	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.21%, due 09/01/10	493,785
		Total Time Deposits	20,570,240
		TOTAL SHORT-TERM INVESTMENTS (COST $20,570,240)	20,570,240
		TOTAL INVESTMENTS — 103.3% (Cost $368,694,732)	367,867,451
		Other Assets and Liabilities (net) — (3.3%)	(11,735,465)
		TOTAL NET ASSETS — 100.0%	$356,131,986

See accompanying notes to the financial statements.

9

GMO Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/08/10	Bank of New York Mellon	JPY	4,213,905,571	$50,162,360	$471,311
9/08/10	Barclays Bank Plc	JPY	4,829,815,806	57,494,160	466,674
10/22/10	Barclays Bank Plc	JPY	422,925,000	5,037,021	29,977
				$112,693,541	$967,962
Sales #
9/08/10	Bank of New York Mellon	JPY	4,213,905,571	$50,162,360	$(1,566,581)
9/08/10	Barclays Bank Plc	JPY	4,829,815,806	57,494,160	(1,617,755)
10/08/10	Bank of New York Mellon	JPY	2,753,140,571	32,784,573	(86,980)
10/08/10	Barclays Bank Plc	JPY	3,428,866,806	40,831,164	(117,951)
				$181,272,257	$(3,389,267)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
25	TOPIX	September 2010	$2,380,639	$(130,967)

See accompanying notes to the financial statements.

10

GMO Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Forward Cross Currency Swaps

Deliver		Receive		Expiation Date	Counterparty	Receive/ (Pay)#	Fixed Rate	Variable Rate	Market Value
11,331,250,000	JPY	125,000,000	USD	6/27/2011	Morgan Stanley	(Pay)	0.00%	3 Month
								USD LIBOR – 0.20%	$(9,199,802)
10,878,000,000	JPY	120,000,000	USD	6/27/2011	Deutsche Bank	(Pay)	0.00%	3 Month USD LIBOR – 0.12%	(8,740,332)
									$(17,940,134)
								Premiums to (Pay) Receive	$—

#  Receive - Fund receives fixed rate and sells variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

*  Non-income producing security.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to the financial statements.

11

GMO Flexible Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $368,694,732) (Note 2)	$367,867,451
Dividends receivable	971,788
Unrealized appreciation on open forward currency contracts (Note 4)	967,962
Receivable for collateral on open futures contracts (Note 4)	101,000
Receivable for collateral on open swap contracts (Note 4)	7,940,000
Receivable for expenses reimbursed by Manager (Note 5)	33,170
Total assets	377,881,371
Liabilities:
Foreign currency due to custodian (proceeds $1,455)	1,455
Payable to affiliate for (Note 5):
Management fee	171,906
Shareholder service fee	19,907
Trustees and Chief Compliance Officer of GMO Trust fees	792
Payable for variation margin on open futures contracts (Note 4)	83,755
Unrealized depreciation on open forward currency contracts (Note 4)	3,389,267
Payable for open swap contracts (Note 4)	17,940,134
Accrued expenses	142,169
Total liabilities	21,749,385
Net assets	$356,131,986
Net assets consist of:
Paid-in capital	$398,981,303
Accumulated undistributed net investment income	2,951,791
Accumulated net realized loss	(24,505,443)
Net unrealized depreciation	(21,295,665)
$356,131,986
Net assets attributable to:
Class III shares	$32,224,989
Class VI shares	$323,906,997
Shares outstanding:
Class III	1,887,893
Class VI	18,959,841
Net asset value per share:
Class III	$17.07
Class VI	$17.08

See accompanying notes to the financial statements.

12

GMO Flexible Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $333,910)	$4,437,566
Interest	2,259
Total investment income	4,439,825
Expenses:
Management fee (Note 5)	1,099,124
Shareholder service fee – Class III (Note 5)	30,532
Shareholder service fee – Class VI (Note 5)	98,718
Custodian and fund accounting agent fees	115,000
Audit and tax fees	39,284
Transfer agent fees	21,160
Registration fees	18,400
Legal fees	10,212
Trustees fees and related expenses (Note 5)	4,465
Miscellaneous	16,652
Total expenses	1,453,547
Fees and expenses reimbursed by Manager (Note 5)	(219,144)
Expense reductions (Note 2)	(4)
Net expenses	1,234,399
Net investment income (loss)	3,205,426
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,542,699
Closed futures contracts	138,464
Foreign currency, forward contracts and foreign currency related transactions	(10,053,334)
Net realized gain (loss)	627,829
Change in net unrealized appreciation (depreciation) on:
Investments	(25,097,215)
Open futures contracts	(99,844)
Open swap contracts	(17,940,134)
Foreign currency, forward contracts and foreign currency related transactions	8,337,596
Net unrealized gain (loss)	(34,799,597)
Net realized and unrealized gain (loss)	(34,171,768)
Net increase (decrease) in net assets resulting from operations	$(30,966,342)

See accompanying notes to the financial statements.

13

GMO Flexible Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,205,426	$5,680,813
Net realized gain (loss)	627,829	(20,119,555)
Change in net unrealized appreciation (depreciation)	(34,799,597)	104,950,270
Net increase (decrease) in net assets from operations	(30,966,342)	90,511,528
Distributions to shareholders from:
Net investment income
Class III	—	(1,059,417)
Class VI	—	(8,942,217)
Total distributions from net investment income	—	(10,001,634)
Net share transactions (Note 9):
Class III	(6,521,924)	(12,149,564)
Class VI	1,732,492	(30,326,228)
Increase (decrease) in net assets resulting from net share transactions	(4,789,432)	(42,475,792)
Total increase (decrease) in net assets	(35,755,774)	38,034,102
Net assets:
Beginning of period	391,887,760	353,853,658
End of period (including accumulated undistributed net investment income of $2,951,791 and distributions in excess of net investment income of $253,635, respectively)	$356,131,986	$391,887,760

See accompanying notes to the financial statements.

14

GMO Flexible Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010		Period from December 12, 2008 (commencement of operations) through February 28, 2009
Net asset value, beginning of period	$18.55		$15.39		$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.23		0.02
Net realized and unrealized gain (loss)	(1.63)		3.40		(4.63)
Total from investment operations	(1.48)		3.63		(4.61)
Less distributions to shareholders:
From net investment income	—		(0.47)		(0.00	)(a)
Total distributions	—		(0.47)		(0.00)
Net asset value, end of period	$17.07		$18.55		$15.39
Total Return(b)	(7.98	)%**	23.62%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$32,225		$41,753		$43,788
Net expenses to average daily net assets	0.70	%(c)*	0.70	%(c)	0.70	%*
Net investment income (loss) to average daily net assets	1.55	%*	1.26%		0.56	%*
Portfolio turnover rate	46	%**	58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.26	%*

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Flexible Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010		Period from December 12, 2008 (commencement of operations) through February 28, 2009
Net asset value, beginning of period	$18.56		$15.39		$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.25		0.03
Net realized and unrealized gain (loss)	(1.63)		3.41		(4.64)
Total from investment operations	(1.48)		3.66		(4.61)
Less distributions to shareholders:
From net investment income	—		(0.49)		(0.00	)(a)
Total distributions	—		(0.49)		(0.00)
Net asset value, end of period	$17.08		$18.56		$15.39
Total Return(b)	(7.97	)%**	23.81%		(23.04	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$323,907		$350,135		$310,066
Net expenses to average daily net assets	0.61	%(c)*	0.61	%(c)	0.61	%*
Net investment income (loss) to average daily net assets	1.61	%*	1.36%		0.69	%*
Portfolio turnover rate	46	%**	58%		7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%		0.26	%*

(a)  Distributions from net investment income were less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Flexible Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI World Index. The Fund may invest directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in equity investments traded in any of the world's securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited to how much it may invest in any market or type of equity investment, and may invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of August 31, 2010, substantially all of the Fund's assets were invested in equity investments tied economically to Japan.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the countries and equity investments in which the Fund invests, to decide how much to invest in each, and to determine the Fund's currency exposures.

In pursuing its investment objective, the Fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, swap contracts, and reverse repurchase agreements, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark.

17

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund may, from time to time, take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund is not intended to serve as a standalone investment product and is available for investment only by other GMO Funds and other GMO asset allocation clients.

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the

18

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 97.5% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Japan	$—	$347,297,211	$—	$347,297,211
TOTAL COMMON STOCKS	—	347,297,211	—	347,297,211
Short-Term Investments	20,570,240	—	—	20,570,240
Total Investments	20,570,240	347,297,211	—	367,867,451
Forward Currency Contracts
Foreign Exchange risk	—	967,962	—	967,962
Total	$20,570,240	$348,265,173	$—	$368,835,413

19

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Currency Contracts
Foreign Exchange risk	$—	$(3,389,267)	$—	$(3,389,267)
Futures Contracts
Equity risk	—	(130,967)	—	(130,967)
Swap Agreements
Foreign Exchange risk	—	(17,940,134)	—	(17,940,134)
Total	$—	$(21,460,368)	$—	$(21,460,368)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)		Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Balances as of August 31, 2010
Common Stocks
Japan	$2,146,388	$(1,956,344	)**	$—	$—	$(190,044)	$—	$—	$—
Total	$2,146,388	$(1,956,344)		$—	$—	$(190,044)	$—	$—	$—

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Sale transaction occurred as a result of a corporate action.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on

20

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

21

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October currency losses of $2,800,425.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(23,957,755)
Total	$(23,957,755)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$378,039,794	$26,046,325	$(36,218,668)	$(10,172,343)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the periods ended February 28, 2009 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts.

22

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Management and Operational Risk — The Fund runs the risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations. In addition, while each GMO Fund is exposed to some level of management and operational risk, this risk may be particularly pronounced for this Fund because it does not seek to control risk relative to a particular securities market index or benchmark. This risk is also pronounced for this Fund because the risks created by its derivative positions and other investments may cause it to incur significant losses.

23

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the market value of the Fund's equity investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Focused Investment Risk — Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates additional risk. As of the date of this Prospectus, this risk was particularly pronounced for the Fund because it had invested substantially all of its assets in equity investments tied economically to Japan. This risk may be particularly pronounced for the Fund because it may invest a significant portion of its assets in a particular geographic region or foreign country or in the securities of a limited number of issuers. A decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Smaller Company Risk — The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

24

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Other principal risks of an investment in the Fund include Market Disruption and Geopolitical Risk (the risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Short Sales Risk (risk that the Fund's loss on a short sale of securities that the Fund does not own is unlimited); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

25

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

26

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

27

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing (0.1)% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified using Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash,

28

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

29

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

30

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust currency exposure. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$967,962	$—	$—	$—	$967,962
Total	$—	$967,962	$—	$—	$—	$967,962
Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(3,389,267)	$—	$—	$—	$(3,389,267)
Unrealized depreciation on futures contracts*	—	—	—	(130,967)	—	(130,967)
Unrealized depreciation on swap agreements	—	(17,940,134)	—	—	—	(17,940,134)
Total	$—	$(21,329,401)	$—	$(130,967)	$—	$(21,460,368)

31

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Forward currency contracts	$—	$(9,212,169)	$—	$—	$—	$(9,212,169)
Futures contracts	—	—	—	138,464	—	138,464
Total	$—	$(9,212,169)	$—	$138,464	$—	$(9,073,705)
Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$8,333,725	$—	$—	$—	$8,333,725
Futures contracts	—	—	—	(99,844)	—	(99,844)
Swap contracts	—	(17,940,134)	—	—	—	(17,940,134)
Total	$—	$(9,606,409)	$—	$(99,844)	$—	$(9,706,253)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements
Average amount outstanding	$558,393,071	$3,935,129	$110,374,854

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

32

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.55% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $4,465 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $396,971,097 and $175,002,074, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

33

GMO Flexible Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 71.88% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund. Three of the shareholders are other funds of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,750	$142,996	254,146	$4,481,202
Shares issued to shareholders in reinvestment of distributions	—	—	37,554	691,738
Shares repurchased	(370,335)	(6,664,920)	(886,624)	(17,322,504)
Net increase (decrease)	(362,585)	$(6,521,924)	(594,924)	$(12,149,564)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	207,118	$3,806,201	2,572,598	$44,263,613
Shares issued to shareholders in reinvestment of distributions	—	—	485,176	8,941,790
Shares repurchased	(112,276)	(2,073,709)	(4,335,164)	(83,531,631)
Net increase (decrease)	94,842	$1,732,492	(1,277,390)	$(30,326,228)

34

GMO Flexible Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered that the Fund's performance is intended to complement other strategies offered by the Manager and noted that the Fund does not seek to control risk relative to its benchmark or any other benchmark. The Trustees considered information provided by the Manager addressing the Fund's performance, including a

35

GMO Flexible Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

36

GMO Flexible Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

37

GMO Flexible Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$920.20	$3.39
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57
Class VI
1) Actual	0.61%	$1,000.00	$920.30	$2.95
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO Foreign Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	2.6
Preferred Stocks	0.3
Rights and Warrants	0.0
Other	0.7
100.0%
Country Summary	% of Equity Investments*
United Kingdom	24.0%
Japan	20.1
France	11.3
Germany	8.7
Italy	8.1
Switzerland	4.1
Netherlands	3.1
Finland	3.1
Norway	2.7
Spain	2.7
Australia	2.3
South Korea	1.5
Brazil	1.4
Hong Kong	0.8
Belgium	0.7
Russia	0.7
Taiwan	0.7
India	0.5
Singapore	0.5
Austria	0.4
Ireland	0.4
Mexico	0.4
Greece	0.3
Israel	0.3
Sweden	0.3
Turkey	0.3
Hungary	0.2
Philippines	0.2
New Zealand	0.1
Poland	0.1
Canada	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Banks	11.8%
Energy	11.6
Capital Goods	9.1
Telecommunication Services	7.4
Materials	7.2
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Utilities	6.6
Automobiles & Components	6.5
Food, Beverage & Tobacco	5.9
Technology Hardware & Equipment	4.8
Insurance	4.5
Food & Staples Retailing	2.7
Diversified Financials	2.0
Transportation	1.9
Media	1.8
Consumer Services	1.6
Real Estate	1.5
Household & Personal Products	1.4
Software & Services	1.3
Commercial & Professional Services	1.1
Retailing	0.9
Consumer Durables & Apparel	0.8
Semiconductors & Semiconductor Equipment	0.4
Health Care Equipment & Services	0.3
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Australia — 2.2%
683,582	Amcor Ltd	4,106,940
702,243	Aristocrat Leisure Ltd	2,333,568
1,651,594	Asciano Group *	2,472,041
408,040	Australia and New Zealand Banking Group Ltd	8,240,265
845,820	BlueScope Steel Ltd *	1,624,160
455,727	Crown Ltd	3,370,309
3,456,018	Dexus Property Group (REIT)	2,562,819
1,711,610	Fairfax Media Ltd	2,195,878
514,540	Foster's Group Ltd	2,779,992
80,310	Macquarie Group Ltd	2,696,764
1,651,995	Myer Holdings Ltd	5,423,341
224,127	National Australia Bank Ltd	4,647,539
788,160	Qantas Airways Ltd *	1,769,615
69,205	Rio Tinto Ltd	4,346,415
131,251	Suncorp-Metway Ltd	977,900
1,617,932	Telstra Corp Ltd	3,973,828
539,837	Ten Network Holdings Ltd *	659,930
209,916	Westfield Group (REIT)	2,346,448
144,047	Westpac Banking Corp	2,791,584
	Total Australia	59,319,336
	Austria — 0.4%
87,434	OMV AG	2,810,925
159,780	Telekom Austria AG	2,037,232
353,190	Wienerberger AG *	4,567,384
	Total Austria	9,415,541
	Belgium — 0.7%
3,143,900	Ageas	7,911,688
100,260	Anheuser-Busch InBev NV	5,192,996
146,360	Belgacom SA	5,203,406
	Total Belgium	18,308,090

See accompanying notes to the financial statements.

3

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Brazil — 1.3%
375,200	Banco do Brasil SA	6,084,382
641,600	Hypermarcas SA *	8,449,941
527,500	Julio Simoes Logistica SA 144A *	2,553,025
255,800	Localiza Rent A Car SA	3,568,456
346,800	Multiplus SA	4,591,089
444,600	Sul America SA	4,341,574
68,200	Totvs SA	5,048,256
	Total Brazil	34,636,723
	Canada — 0.0%
220,100	KAP Resources Ltd * (a)	—
	Finland — 3.0%
123,900	Elisa Oyj *	2,452,013
211,933	Fortum Oyj	4,866,483
189,600	KCI Konecranes Oyj	5,764,463
105,620	Kone Oyj Class B	4,844,146
199,070	Metso Oyj	7,244,527
421,345	Nokian Renkaat Oyj	12,030,661
1,343,166	Nokia Oyj	11,445,171
116,565	Orion Oyj Class B	2,125,435
288,680	Outokumpu Oyj	4,703,262
876,300	Sampo Oyj Class A	21,052,539
407,735	UPM–Kymmene Oyj	5,579,596
	Total Finland	82,108,296
	France — 10.9%
66,760	Accor SA	2,042,203
137,426	Air France–KLM *	1,803,326
1,871,631	Alcatel-Lucent *	4,797,553
254,630	ArcelorMittal	7,380,123
740,831	AXA	11,412,288
375,136	BNP Paribas	23,240,190
205,263	Bouygues SA	8,286,846

See accompanying notes to the financial statements.

4

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — continued
162,933	Cap Gemini SA	6,869,191
288,820	Carrefour SA	13,048,422
123,350	Compagnie de Saint-Gobain	4,505,483
84,420	Compagnie Generale des Etablissements Michelin-Class B	6,236,282
402,760	Credit Agricole SA	5,031,206
186,089	Danone SA	9,961,703
66,760	Edenred *	1,150,582
228,579	Electricite de France	9,081,499
208,130	European Aeronautic Defense and Space Co NV *	4,565,696
660,685	France Telecom SA	13,429,539
233,357	GDF Suez	7,196,045
118,585	GDF Suez VVPR Strip *	150
84,497	L'Oreal SA	8,366,577
43,755	Lafarge SA	2,007,340
86,544	LVMH Moet Hennessy Louis Vuitton SA	10,026,817
104,873	Pernod-Ricard SA	8,165,920
135,593	Publicis Groupe SA	5,660,745
178,788	Renault SA *	7,222,447
419,628	Sanofi-Aventis	24,022,150
117,074	Schneider Electric SA	12,372,753
95,503	Societe BIC SA	7,007,685
174,499	Societe Generale	8,799,624
67,244	Sodexo	3,848,212
97,742	Technip SA	6,372,367
790,367	Total SA	36,763,458
8,777	Unibail-Rodamco SE (REIT)	1,648,335
613,456	Vivendi SA	14,233,051
	Total France	296,555,808
	Germany — 8.4%
219,289	Allianz SE (Registered)	22,386,391
38,771	Axel Springer AG	4,520,390
151,699	BASF AG	7,978,726
13,181	Bayerische Motoren Werke AG	692,568

See accompanying notes to the financial statements.

5

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
280,068	Bayer AG	17,082,975
55,852	Beiersdorf AG	2,985,931
206,340	Continental AG *	12,436,378
584,921	Daimler AG (Registered) *	28,298,488
285,540	Deutsche Lufthansa AG (Registered) *	4,501,611
131,332	Deutsche Bank AG (Registered)	8,166,680
120,260	Deutsche Boerse AG	7,321,972
557,044	Deutsche Telekom AG (Registered)	7,317,980
840,605	E.ON AG	23,593,463
84,670	Gerresheimer AG *	2,929,894
129,810	HeidelbergCement AG	5,185,568
180,760	Heidelberger Druckmaschinen AG *	1,399,088
136,700	K+S AG	7,127,422
52,891	MAN SE	4,548,453
113,430	Merck KGaA	9,835,802
54,152	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	6,900,744
130,699	RWE AG	8,554,614
344,404	SAP AG	14,997,266
188,943	Siemens AG (Registered)	17,127,282
51,580	ThyssenKrupp AG	1,408,798
	Total Germany	227,298,484
	Greece — 0.3%
543,014	Alapis Holding Industrial and Commercial SA	1,404,086
372,164	National Bank of Greece SA *	4,620,717
174,872	OPAP SA	2,654,460
	Total Greece	8,679,263
	Hong Kong — 0.7%
410,500	Cheung Kong Holdings Ltd	5,219,051
611,500	CLP Holdings Ltd	4,668,698
1,606,622	Great Eagle Holdings Ltd	4,391,644
725,000	Hutchison Whampoa Ltd	5,377,757
	Total Hong Kong	19,657,150

See accompanying notes to the financial statements.

6

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Hungary — 0.2%
2,068,740	Magyar Telekom Nyrt	6,267,709
	India — 0.5%
1,254,100	Hindalco Industries Ltd	4,451,134
177,126	ICICI Bank Ltd	3,712,740
1,602,740	Indiabulls Real Estate Ltd *	5,702,067
	Total India	13,865,941
	Ireland — 0.4%
472,250	Bank of Ireland *	450,494
781,339	C&C Group Plc	3,042,968
277,341	CRH Plc	4,270,165
14,019	DCC Plc	350,798
994,600	Greencore Group Plc	1,481,327
	Total Ireland	9,595,752
	Israel — 0.2%
127,700	Teva Pharmaceutical Industries Ltd Sponsored ADR	6,459,066
	Italy — 7.8%
540,835	Assicurazioni Generali SPA	9,722,842
128,769	Atlantia SPA	2,420,168
834,353	Autogrill SPA *	9,592,980
4,577,309	Banca Monte dei Paschi di Siena SPA *	5,447,019
281,833	Banca Popolare di Milano Scarl	1,219,677
255,747	Buzzi Unicem SPA	2,311,061
5,547,167	Enel SPA	26,323,955
2,262,736	ENI SPA	44,707,353
260,943	Finmeccanica SPA	2,613,141
387,730	Fondiaria–Sai SPA	3,664,758
101,553	Fondiaria–Sai SPA-Di RISP	607,609
5,467,643	Intesa San Paolo	15,235,235
2,163,604	Intesa Sanpaolo SPA-Di RISP	4,877,826
540,527	Italcementi SPA-Di RISP	2,190,612

See accompanying notes to the financial statements.

7

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
468,486	Lottomatica SPA	6,354,707
905,787	Mediaset SPA	5,594,597
484,190	Mediobanca SPA *	3,789,475
161,495	Pirelli & C SPA	1,066,611
355,551	Prysmian SPA	5,554,695
2,873,076	Saras SPA *	4,864,545
648,566	Snam Rete Gas SPA	2,998,257
460,689	Telecom Italia SPA	620,773
10,140,628	Telecom Italia SPA-Di RISP	11,124,115
13,837,253	UniCredit SPA	32,255,582
668,744	Unione di Banche Italiane ScpA	5,844,636
	Total Italy	211,002,229
	Japan — 19.4%
494,800	Aisin Seiki Co Ltd	12,782,235
1,370,000	Asahi Glass Co Ltd	13,367,346
1,283,000	Asahi Kasei Corp	6,340,368
438,200	Canon Inc	17,940,114
261,300	East Japan Railway Co	16,898,832
1,381,000	Ebara Corp *	5,471,003
120,100	Electric Power Development Co Ltd	3,862,065
89,300	Fanuc Ltd	9,610,644
595,500	FujiFilm Holdings Corp	18,072,432
1,797,000	Fujitsu Ltd	12,442,833
6,576,000	Hitachi Ltd *	26,723,081
1,304,600	Honda Motor Co Ltd	43,211,265
286,200	Hoya Corp	6,305,700
1,826	INPEX Corp	8,268,304
1,175,300	Itochu Corp	9,581,419
521,800	JSR Corp	7,672,521
2,907,600	JX Holdings Inc *	14,720,974
338,100	Kansai Electric Power Co Inc (The)	8,662,464
221,800	Kao Corp	5,163,307
750,000	Kirin Holdings Co Ltd	10,363,245

See accompanying notes to the financial statements.

8

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
294,000	Lawson Inc	13,375,110
1,055,000	Minebea Co Ltd	4,862,808
179,300	Miraca Holdings Inc	5,994,605
518,700	Mitsubishi Corp	11,114,404
2,080,000	Mitsubishi Electric Corp	16,598,881
3,101,400	Mitsubishi UFJ Financial Group Inc	14,705,318
3,928,500	Mizuho Financial Group Inc	6,025,208
199,700	Nidec Corp	17,588,719
23,500	Nintendo Co Ltd	6,514,908
385,000	Nissan Chemical Industries Ltd	3,915,167
3,125,100	Nissan Motor Co Ltd *	23,819,494
16,515	NTT Docomo Inc	27,985,072
125,180	ORIX Corp	9,412,786
369	ORIX JREIT Inc (REIT)	1,740,515
129,700	Rohm Co Ltd	7,829,044
967,000	Sekisui Chemical Co Ltd	5,667,909
79,100	Shimamura Co Ltd	7,202,605
539,100	Shionogi & Co Ltd	9,430,114
377,700	Stanley Electric Co Ltd	5,826,670
754,800	Sumitomo Electric Industries Ltd	8,090,232
521,500	Sumitomo Mitsui Financial Group Inc	15,476,509
427,000	Sumitomo Realty & Development Co Ltd	8,148,816
135,000	TDK Corp	7,082,849
1,520,000	Teijin Ltd	4,670,593
704,300	Tokyo Electric Power Co Inc (The)	20,475,940
224,000	Toyo Suisan Kaisha Ltd	4,719,742
	Total Japan	525,734,170
	Mexico — 0.4%
75,900	Grupo Aeroportuario del Sureste SAB de CV ADR	3,152,127
3,181,500	Grupo Mexico SA Class B	8,173,452
	Total Mexico	11,325,579

See accompanying notes to the financial statements.

9

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 3.0%
533,800	Aegon NV *	2,719,454
82,300	Akzo Nobel NV	4,326,108
142,380	ASML Holding NV	3,523,025
226,296	Dockwise Ltd *	4,927,143
82,085	Fugro NV	4,599,581
177,369	Imtech NV	4,979,450
676,223	ING Groep NV *	5,971,436
762,245	Koninklijke Ahold NV	9,357,201
811,872	Koninklijke KPN NV	11,737,991
365,171	Koninklijke Philips Electronics NV	10,176,137
403,860	Reed Elsevier NV	4,816,468
1,367,840	SNS REAAL NV *	5,750,606
356,132	Unilever NV	9,503,578
	Total Netherlands	82,388,178
	New Zealand — 0.1%
66,009	Air New Zealand Ltd	58,950
409,466	Sky Network Television Ltd	1,449,932
207,293	Telecom Corp of New Zealand	297,763
	Total New Zealand	1,806,645
	Norway — 2.6%
683,190	Aker Solutions ASA	7,496,433
767,322	DnB NOR ASA	8,425,607
1,024,220	Orkla ASA	8,535,985
1,041,509	ProSafe ASA	4,973,986
1,838,814	Prosafe Production Public Ltd *	3,741,876
452,220	Statoil ASA	8,462,921
1,493,200	Telenor ASA	21,778,744
182,600	Yara International ASA	7,289,396
	Total Norway	70,704,948
	Philippines — 0.2%
29,694,000	Alliance Global Group Inc	4,160,629

See accompanying notes to the financial statements.

10

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Poland — 0.1%
650,450	Telekomunikacja Polska SA	3,512,550
	Russia — 0.7%
294,370	Gazprom OAO Sponsored ADR	6,052,773
244,100	Lukoil OAO ADR	12,947,174
	Total Russia	18,999,947
	Singapore — 0.5%
2,895,000	Ascendas Real Estate Investment Trust (REIT)	4,436,872
309,444	DBS Group Holdings Ltd	3,178,542
437,300	Singapore Airlines Ltd	4,880,306
	Total Singapore	12,495,720
	South Korea — 1.2%
24,100	Hyundai Mobis	4,371,312
247,480	LG Display Co Ltd	6,931,933
34,000	LG Electronics Inc	2,734,682
169,780	Shinhan Financial Group Co Ltd	6,502,344
7,840	Shinsegae Co Ltd	3,765,081
343,400	SK Telecom Co Ltd ADR	5,501,268
50,550	SK Holdings Co Ltd	3,886,766
	Total South Korea	33,693,386
	Spain — 2.6%
2,331,955	Banco Santander SA	27,153,939
615,600	Enagas	10,847,110
257,561	Red Electrica de Espana	10,573,604
582,768	Repsol YPF SA	13,265,237
424,045	Telefonica SA	9,372,181
	Total Spain	71,212,071
	Sweden — 0.3%
133,500	Autoliv Inc SDR	7,204,847

See accompanying notes to the financial statements.

11

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 4.0%
116,250	Adecco SA	5,403,754
147,950	Credit Suisse Group AG (Registered)	6,470,408
52,853	Energiedienst Holding AG (Registered)	2,699,895
300,037	Nestle SA (Registered)	15,510,649
786,690	Novartis AG (Registered)	41,239,641
63,640	Sulzer AG	6,292,835
23,551	Swisscom AG (Registered)	9,141,420
61,730	Syngenta AG (Registered)	14,216,583
31,343	Zurich Financial Services AG	6,964,836
	Total Switzerland	107,940,021
	Taiwan — 0.7%
498,800	Asustek Computer Inc	3,321,906
134,423	Chunghwa Telecom Co Ltd	2,765,081
764,960	Hon Hai Precision Industry Co Ltd	2,697,231
396,490	HTC Corp	7,272,075
1,128,574	Pegatron Corp *	1,412,743
2,383,000	Yuanta Financial Holding Co Ltd	1,350,310
	Total Taiwan	18,819,346
	Turkey — 0.3%
489,270	Koza Altin Isletmeleri AS	4,621,343
449,650	Turkiye Halk Bankasi AS	3,636,084
	Total Turkey	8,257,427
	United Kingdom — 23.2%
131,655	AMEC Plc	1,843,907
349,204	Anglo American Plc	12,454,779
57,833	Associated British Foods Plc	935,455
580,304	AstraZeneca Plc	28,525,070
1,074,535	Aviva Plc	6,207,080
233,500	Babcock International Group Plc	1,806,315
2,649,507	BAE Systems Plc	11,928,337
3,218,786	Barclays Plc	14,777,514

See accompanying notes to the financial statements.

12

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
61,097	Berkeley Group Holdings Plc (Unit Shares) *	764,243
1,088,822	BG Group Plc	17,439,376
432,577	BHP Billiton Plc	12,062,682
6,929,622	BP Plc	39,992,532
930,458	British American Tobacco Plc	31,526,815
161,927	Bunzl Plc	1,762,118
56,000	Carnival Plc	1,810,925
1,448,317	Centrica Plc	7,205,079
568,894	Cobham Plc	1,818,310
637,948	Compass Group Plc	5,201,125
701,266	Diageo Plc	11,398,631
361,487	Experian Plc	3,436,027
1,859,303	GlaxoSmithKline Plc	34,697,212
157,400	Go–Ahead Group Plc	2,645,517
386,171	Group 4 Securicor Plc	1,490,074
176,051	Hiscox Ltd	988,771
404,110	Home Retail Group Plc	1,346,835
5,242,818	HSBC Holdings Plc	51,351,660
56,975	ICAP Plc	356,492
703,407	Imperial Tobacco Group Plc	19,358,414
909,851	Inchcape Plc *	3,560,733
901,701	International Power Plc	5,117,741
71,997	Johnson Matthey Plc	1,749,031
407,336	John Wood Group Plc	2,261,095
450,565	Lamprell Plc	1,798,947
71,240	Lancashire Holdings Ltd	581,232
413,658	Land Securities Group Plc (REIT)	3,861,862
2,774,731	Legal & General Group Plc	3,925,204
11,734,097	Lloyds Banking Group Plc *	12,351,229
50,040	Lonmin Plc *	1,165,272
512,535	Marks & Spencer Group Plc	2,708,010
1,071,640	National Express Group Plc *	3,668,182
652,272	National Grid Plc	5,492,218
144,168	Next Plc	4,359,490

See accompanying notes to the financial statements.

13

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
194,933	Pearson Plc	2,890,635
37,173	Premier Oil Plc *	860,584
572,257	Prudential Plc	4,963,942
210,130	Reckitt Benckiser Group Plc	10,473,346
276,992	Reed Elsevier Plc	2,216,609
455,555	Rio Tinto Plc	22,913,528
233,905	Rolls–Royce Group Plc *	1,979,065
2,154,781	Royal Bank of Scotland Group Plc *	1,459,340
1,122,297	Royal Dutch Shell Plc A Shares (London)	29,722,745
1,008,384	Royal Dutch Shell Plc B Shares (London)	25,700,883
767,668	RSA Insurance Group Plc	1,443,536
270,593	SABMiller Plc	7,683,794
170,137	Sage Group Plc (The)	637,108
59,372	Schroders Plc	1,244,139
361,630	Scottish & Southern Energy Plc	6,344,893
287,760	Serco Group Plc	2,562,085
163,443	Severn Trent Plc	3,240,459
119,438	Shire Plc	2,569,501
89,037	Smiths Group Plc	1,557,027
271,104	Smith & Nephew Plc	2,243,612
458,820	Standard Chartered Plc	12,252,830
88,694	Tate & Lyle Plc	554,843
2,705,985	Tesco Plc	16,839,538
1,248,980	Thomas Cook Group Plc	3,465,203
113,697	Travis Perkins Plc *	1,325,159
476,706	Unilever Plc	12,558,752
19,791,601	Vodafone Group Plc	47,520,779
2,243,382	WM Morrison Supermarkets Plc	9,947,183
198,598	WPP Plc	1,963,381
758,768	Xstrata Plc	11,840,857
	Total United Kingdom	628,706,897
	TOTAL COMMON STOCKS (COST $2,753,947,741)	2,610,131,749

See accompanying notes to the financial statements.

14

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares/ Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.3%
		Brazil — 0.1%
	19,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR 0.05%	1,394,316
	74,900	Vivo Participacoes SA 2.18%	1,799,732
		Total Brazil	3,194,048
		Italy — 0.1%
	68,671	Exor SPA 2.66%	1,032,020
	141,680	Fiat SPA 5.40%	1,010,099
		Total Italy	2,042,119
		South Korea — 0.1%
	82,900	Hyundai Motor Co 2.46%	3,498,506
	55,580	LG Electronics Inc	1,932,101
		Total South Korea	5,430,607
		TOTAL PREFERRED STOCKS (COST $9,628,668)	10,666,774
		RIGHTS AND WARRANTS — 0.0%
		Italy — 0.0%
	528,734	Mediobanca SPA Warrants, Expires 03/18/11 *	14,138
	497,700	Unione di Banche Italiane SCPA Warrants, Expires 06/30/11 *	6,559
		Total Italy	20,697
		TOTAL RIGHTS AND WARRANTS (COST $23,255)	20,697
		SHORT-TERM INVESTMENTS — 2.6%
		Time Deposits — 2.6%
AUD	79,167	Bank of America (Charlotte) Time Deposit, 4.44%, due 09/01/10	70,435
JPY	290,148,612	BNP Paribas (Paris) Time Deposit, 0.04%, due 09/01/10	3,453,743
USD	24,000,000	Commerzbank (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	24,000,000
CHF	44,281	Credit Suisse AG (Zurich) Time Deposit, 0.02%, due 09/01/10	43,616

See accompanying notes to the financial statements.

15

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	46,093	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	46,093
USD	22,800,000	HSBC Bank (USA) Time Deposit, 0.17%, due 09/01/10	22,800,000
NOK	5,077,128	Nordea Bank Norge ASA, 1.89%, due 09/01/10	804,954
EUR	14,935,428	Royal Bank of Scotland (London) Time Deposit, 0.28%, due 09/01/10	18,926,921
GBP	17,073	Royal Bank of Scotland (London) Time Deposit, 0.46%, due 09/01/10	26,184
		TOTAL SHORT-TERM INVESTMENTS (COST $70,171,946)	70,171,946
		TOTAL INVESTMENTS — 99.3% (Cost $2,833,771,610)	2,690,991,166
		Other Assets and Liabilities (net) — 0.7%	18,812,771
		TOTAL NET ASSETS — 100.0%	$2,709,803,937

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

See accompanying notes to the financial statements.

16

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $2,833,771,610) (Note 2)	$2,690,991,166
Foreign currency, at value (cost $5,900,091) (Note 2)	5,736,676
Receivable for investments sold	14,880,112
Receivable for Fund shares sold	252,605
Dividends and interest receivable	6,039,007
Foreign taxes receivable	1,756,847
Receivable for expenses reimbursed by Manager (Note 5)	144,274
Miscellaneous receivable	132,117
Total assets	2,719,932,804
Liabilities:
Payable for investments purchased	7,743,575
Payable for Fund shares repurchased	5,349
Payable to affiliate for (Note 5):
Management fee	1,433,807
Shareholder service fee	337,120
Administration fee – Class M	807
Trustees and Chief Compliance Officer of GMO Trust fees	5,745
Payable for 12b-1 fee – Class M	1,983
Payable for foreign currency purchased	33,133
Accrued expenses	567,348
Total liabilities	10,128,867
Net assets	$2,709,803,937

See accompanying notes to the financial statements.

17

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$3,603,308,577
Accumulated undistributed net investment income	36,989,934
Accumulated net realized loss	(787,348,255)
Net unrealized depreciation	(143,146,319)
$2,709,803,937
Net assets attributable to:
Class II shares	$398,028,199
Class III shares	$1,448,384,803
Class IV shares	$858,788,129
Class M shares	$4,602,806
Shares outstanding:
Class II	37,980,911
Class III	137,470,871
Class IV	79,612,110
Class M	437,487
Net asset value per share:
Class II	$10.48
Class III	$10.54
Class IV	$10.79
Class M	$10.52

See accompanying notes to the financial statements.

18

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $6,664,803)	$56,368,304
Interest	59,861
Total investment income	56,428,165
Expenses:
Management fee (Note 5)	8,798,097
Shareholder service fee – Class II (Note 5)	557,554
Shareholder service fee – Class III (Note 5)	1,139,087
Shareholder service fee – Class IV (Note 5)	406,022
12b-1 fee – Class M (Note 5)	5,975
Administration fee – Class M (Note 5)	4,780
Custodian and fund accounting agent fees	709,872
Legal fees	73,140
Audit and tax fees	49,220
Trustees fees and related expenses (Note 5)	39,901
Transfer agent fees	35,144
Registration fees	17,112
Miscellaneous	39,467
Total expenses	11,875,371
Fees and expenses reimbursed by Manager (Note 5)	(908,868)
Expense reductions (Note 2)	(355)
Net expenses	10,966,148
Net investment income (loss)	45,462,017
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,874,771
Foreign currency, forward contracts and foreign currency related transactions (net of Brazilian IOF tax of $240,266) (Note 2)	(13,180,139)
Net realized gain (loss)	(9,305,368)
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains tax of $181,337) (Note 2)	(160,329,754)
Foreign currency, forward contracts and foreign currency related transactions	78,436
Net unrealized gain (loss)	(160,251,318)
Net realized and unrealized gain (loss)	(169,556,686)
Net increase (decrease) in net assets resulting from operations	$(124,094,669)

See accompanying notes to the financial statements.

19

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$45,462,017	$84,982,160
Net realized gain (loss)	(9,305,368)	(429,351,370)
Change in net unrealized appreciation (depreciation)	(160,251,318)	1,596,286,890
Net increase (decrease) in net assets from operations	(124,094,669)	1,251,917,680
Distributions to shareholders from:
Net investment income
Class II	(5,858,000)	(30,762,111)
Class III	(16,410,007)	(94,821,520)
Class IV	(10,151,637)	(18,767,306)
Class M	(51,638)	(201,387)
Total distributions from net investment income	(32,471,282)	(144,552,324)
Net realized gains
	(32,471,282)	(144,552,324)
Net share transactions (Note 9):
Class II	(126,101,066)	(438,363,474)
Class III	(59,648,090)	(1,239,331,675)
Class IV	53,650,967	411,299,489
Class M	79,244	(456,251)
Increase (decrease) in net assets resulting from net share transactions	(132,018,945)	(1,266,851,911)
Total increase (decrease) in net assets	(288,584,896)	(159,486,555)
Net assets:
Beginning of period	2,998,388,833	3,157,875,388
End of period (including accumulated undistributed net investment income of $36,989,934 and $23,999,199, respectively)	$2,709,803,937	$2,998,388,833

See accompanying notes to the financial statements.

20

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.07		$8.03		$16.52		$18.56		$16.70	$15.13
Income (loss) from investment operations:
Net investment income (loss)†	0.17		0.26		0.45		0.40		0.38	0.28
Net realized and unrealized gain (loss)	(0.64)		3.24		(7.95)		(0.36)		3.06	2.46
Total from investment operations	(0.47)		3.50		(7.50)		0.04		3.44	2.74
Less distributions to shareholders:
From net investment income	(0.12)		(0.46)		(0.33)		(0.44)		(0.43)	(0.33)
From net realized gains	—		—		(0.66)		(1.64)		(1.15)	(0.84)
Total distributions	(0.12)		(0.46)		(0.99)		(2.08)		(1.58)	(1.17)
Net asset value, end of period	$10.48		$11.07		$8.03		$16.52		$18.56	$16.70
Total Return(a)	(4.21	)%**	43.95%		(47.49)%		(0.78)%		21.21%	19.01%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$398,028		$545,336		$765,201		$848,359		$1,018,021	$1,213,447
Net expenses to average daily net assets	0.82	%(b)*	0.82	%(b)	0.82	%(c)	0.82	%(c)	0.82%	0.82%
Net investment income (loss) to average daily net assets	3.04	%*	2.53%		3.42%		2.10%		2.17%	1.82%
Portfolio turnover rate	24	%**	59%		39%		29%		23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%		0.05%	0.05%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.13		$8.07		$16.59		$18.64		$16.76	$15.18
Income (loss) from investment operations:
Net investment income (loss)†	0.17		0.28		0.47		0.41		0.38	0.30
Net realized and unrealized gain (loss)	(0.63)		3.25		(7.99)		(0.36)		3.09	2.45
Total from investment operations	(0.46)		3.53		(7.52)		0.05		3.47	2.75
Less distributions to shareholders:
From net investment income	(0.13)		(0.47)		(0.34)		(0.46)		(0.44)	(0.33)
From net realized gains	—		—		(0.66)		(1.64)		(1.15)	(0.84)
Total distributions	(0.13)		(0.47)		(1.00)		(2.10)		(1.59)	(1.17)
Net asset value, end of period	$10.54		$11.13		$8.07		$16.59		$18.64	$16.76
Total Return(a)	(4.18	)%**	44.10%		(47.42)%		(0.75)%		21.36%	19.07%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,448,385		$1,591,717		$2,054,885		$4,078,545		$4,556,742	$3,800,326
Net expenses to average daily net assets	0.75	%(b)*	0.75	%(b)	0.75	%(c)	0.75	%(c)	0.75%	0.75%
Net investment income (loss) to average daily net assets	3.10	%*	2.65%		3.51%		2.16%		2.11%	1.97%
Portfolio turnover rate	24	%**	59%		39%		29%		23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%		0.05%	0.05%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.39		$8.07		$16.59		$18.64		$16.77	$15.18
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.22		0.51		0.40		0.36	0.31
Net realized and unrealized gain (loss)	(0.66)		3.35		(8.02)		(0.34)		3.11	2.47
Total from investment operations	(0.47)		3.57		(7.51)		0.06		3.47	2.78
Less distributions to shareholders:
From net investment income	(0.13)		(0.25)		(0.35)		(0.47)		(0.45)	(0.35)
From net realized gains	—		—		(0.66)		(1.64)		(1.15)	(0.84)
Total distributions	(0.13)		(0.25)		(1.01)		(2.11)		(1.60)	(1.19)
Net asset value, end of period	$10.79		$11.39		$8.07		$16.59		$18.64	$16.77
Total Return(a)	(4.16	)%**	44.05%		(47.39)%		(0.68)%		21.36%	19.22%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$858,788		$856,553		$334,003		$3,571,516		$3,424,024	$2,007,037
Net expenses to average daily net assets	0.69	%(b)*	0.69	%(b)	0.69	%(c)	0.69	%(c)	0.69%	0.69%
Net investment income (loss) to average daily net assets	3.13	%*	1.92%		3.70%		2.08%		2.04%	1.98%
Portfolio turnover rate	24	%**	59%		39%		29%		23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%		0.05%	0.05%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$11.12		$8.07		$16.58		$18.63		$16.75	$15.19
Income (loss) from investment operations:
Net investment income (loss)†	0.15		0.22		0.41		0.35		0.30	0.24
Net realized and unrealized gain (loss)	(0.63)		3.27		(7.96)		(0.36)		3.12	2.46
Total from investment operations	(0.48)		3.49		(7.55)		(0.01)		3.42	2.70
Less distributions to shareholders:
From net investment income	(0.12)		(0.44)		(0.30)		(0.40)		(0.39)	(0.30)
From net realized gains	—		—		(0.66)		(1.64)		(1.15)	(0.84)
Total distributions	(0.12)		(0.44)		(0.96)		(2.04)		(1.54)	(1.14)
Net asset value, end of period	$10.52		$11.12		$8.07		$16.58		$18.63	$16.75
Total Return(a)	(4.32	)%**	43.60%		(47.58)%		(1.05)%		21.04%	18.66%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,603		$4,783		$3,786		$7,375		$8,258	$5,673
Net expenses to average daily net assets	1.05	%*(b)	1.05	%(b)	1.05	%(c)	1.05	%(c)	1.05%	1.05%
Net investment income (loss) to average daily net assets	2.77	%*	2.05%		3.11%		1.81%		1.69%	1.56%
Portfolio turnover rate	24	%**	59%		39%		29%		23%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.05%		0.05%		0.05%		0.05%	0.05%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments directly and indirectly (e.g., through the GMO funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to non-U.S. countries, including companies that issue equity investments included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index, a developed markets index, is constructed) and companies whose equity investments are traded in the securities markets of the world's non-developed countries ("emerging countries"). The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to countries outside the U.S.

The Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the Fund's benchmark. The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund normally does not take temporary defensive positions but may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund takes temporary defensive positions or holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments generally represent 10% or less of the Fund's total assets.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including, without limitation, futures and

25

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

options. In addition, the Fund may lend its portfolio securities. The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2010, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 5). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.0% of net assets. The Fund classifies such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party

26

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

vendor using that vendor's proprietary models. As of August 31, 2010, 93.8% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: (i) fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund deemed certain bankrupt securities to be worthless.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$—	$59,319,336	$—		$59,319,336
Austria	—	9,415,541	—		9,415,541
Belgium	—	18,308,090	—		18,308,090
Brazil	34,636,723	—	—		34,636,723
Canada	—	—	0	*	0
Finland	—	82,108,296	—		82,108,296
France	14,580,271	281,975,537	—		296,555,808
Germany	—	227,298,484	—		227,298,484
Greece	—	8,679,263	—		8,679,263

27

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hong Kong	$—	$19,657,150	$—	$19,657,150
Hungary	—	6,267,709	—	6,267,709
India	—	13,865,941	—	13,865,941
Ireland	—	9,595,752	—	9,595,752
Israel	6,459,066	—	—	6,459,066
Italy	—	211,002,229	—	211,002,229
Japan	—	525,734,170	—	525,734,170
Mexico	11,325,579	—	—	11,325,579
Netherlands	—	82,388,178	—	82,388,178
New Zealand	297,763	1,508,882	—	1,806,645
Norway	—	70,704,948	—	70,704,948
Philippines	—	4,160,629	—	4,160,629
Poland	—	3,512,550	—	3,512,550
Russia	—	18,999,947	—	18,999,947
Singapore	—	12,495,720	—	12,495,720
South Korea	5,501,268	28,192,118	—	33,693,386
Spain	—	71,212,071	—	71,212,071
Sweden	—	7,204,847	—	7,204,847
Switzerland	—	107,940,021	—	107,940,021
Taiwan	4,177,824	14,641,522	—	18,819,346
Turkey	—	8,257,427	—	8,257,427
United Kingdom	—	628,706,897	—	628,706,897
TOTAL COMMON STOCKS	76,978,494	2,533,153,255	—	2,610,131,749
Preferred Stocks
Brazil	3,194,048	—	—	3,194,048
Italy	—	2,042,119	—	2,042,119
South Korea	—	5,430,607	—	5,430,607
TOTAL PREFERRED STOCKS	3,194,048	7,472,726	—	10,666,774

28

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights and Warrants
Italy	$—	$20,697	$—	$20,697
TOTAL RIGHTS AND WARRANTS	—	20,697	—	20,697
Short-Term Investments	70,171,946	—	—	70,171,946
Total Investments	150,344,488	2,540,646,678	—	2,690,991,166
Total	$150,344,488	$2,540,646,678	$—	$2,690,991,166

*  Represents the interest in securities that are defaulted and have no value at August 31, 2010.

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was 0.0% of the total net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of August 31, 2010
Common Stocks
Canada	$2,092	$—	$—	$—	$(2,092)	$—	$—	$—
Thailand	6,963,258	(8,160,155)	—	573,375	623,522	—	—	—
Total	$6,965,350	$(8,160,155)	$—	$573,375	$621,430	$—	$—	$—

*  The fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the end of the period.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and

29

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

The Fund is subject to a Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or

30

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $48,855,088.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(72,173,104)
2/28/2018	(596,400,512)
Total	$(668,573,616)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,897,090,899	$218,653,573	$(424,753,306)	$(206,099,733)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

31

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on the trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because

32

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

• Credit and Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other

33

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); and Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

34

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

35

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes. The fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and

36

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

37

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

38

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of corporate actions. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

39

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$20,697	$—	$20,697
Total	$—	$—	$—	$20,697	$—	$20,697

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments, at value (rights and warrants)	$—	$—	$—	$(374,423)	$—	$(374,423)
Forward currency contracts	—	—	—	(11,417,041)	—	(11,417,041)
Total	$—	$—	$—	$(11,791,464)	$—	$(11,791,464)
Change in Unrealized Appreciation (Depreciation) on:
Investments, at value (rights and warrants)	$—	$—	$—	$65,946	$—	$65,946
Total	$—	$—	$—	$65,946	$—	$65,946

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and rights and warrants), outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Rights/ Warrants
Average amount outstanding	$90,952,171	$145,612

40

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.60% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means administration fees and distribution (12b-1) fees (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $39,901 and $11,315, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

41

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $669,694,465 and $833,508,599, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2010, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 1.49% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class II:	Shares	Amount	Shares	Amount
Shares sold	1,042,317	$11,546,568	5,284,392	$58,775,053
Shares issued to shareholders in reinvestment of distributions	442,860	4,658,892	2,299,833	23,931,435
Shares repurchased	(12,769,949)	(142,306,526)	(53,617,185)	(521,069,962)
Net increase (decrease)	(11,284,772)	$(126,101,066)	(46,032,960)	$(438,363,474)

42

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	13,360,168	$145,310,880	32,110,911	$364,181,334
Shares issued to shareholders in reinvestment of distributions	1,226,515	12,976,532	6,905,503	72,795,801
Shares repurchased	(20,189,003)	(217,935,502)	(150,666,345)	(1,676,308,810)
Net increase (decrease)	(5,602,320)	$(59,648,090)	(111,649,931)	$(1,239,331,675)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	6,164,194	$74,397,359	89,288,679	$1,007,203,382
Shares issued to shareholders in reinvestment of distributions	591,263	6,403,377	939,270	11,365,163
Shares repurchased	(2,373,948)	(27,149,769)	(56,397,183)	(607,269,056)
Net increase (decrease)	4,381,509	$53,650,967	33,830,766	$411,299,489
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class M:	Shares	Amount	Shares	Amount
Shares sold	23,896	$264,428	47,202	$490,290
Shares issued to shareholders in reinvestment of distributions	4,885	51,638	18,984	201,387
Shares repurchased	(21,380)	(236,822)	(105,440)	(1,147,928)
Net increase (decrease)	7,401	$79,244	(39,254)	$(456,251)

43

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

44

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to

45

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

46

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $35,000,000 account value divided by $1,000 = 35,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

47

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.82%	$1,000.00	$957.90	$4.05
2) Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18
Class III
1) Actual	0.75%	$1,000.00	$958.20	$3.70
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82
Class IV
1) Actual	0.69%	$1,000.00	$958.40	$3.41
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52
Class M
1) Actual	1.05%	$1,000.00	$956.80	$5.18
2) Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

48

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.8%
Short-Term Investments	3.1
Preferred Stocks	1.0
Rights and Warrants	0.1
Other	0.0
100.0%
Country Summary	% of Equity Investments*
United Kingdom	20.1%
Japan	19.0
Italy	7.7
Germany	7.3
Brazil	5.6
South Korea	5.0
Netherlands	4.4
France	3.5
Switzerland	3.4
Australia	3.2
Canada	3.2
Finland	2.3
Hong Kong	1.7
Belgium	1.6
Mexico	1.5
Singapore	1.2
Spain	1.2
Sweden	1.0
China	0.9
Greece	0.8
Ireland	0.8
Norway	0.8
Philippines	0.8
Denmark	0.7
New Zealand	0.6
India	0.5
Austria	0.4
Taiwan	0.4
Chile	0.3
Turkey	0.1
100.0%

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Capital Goods	19.7%
Materials	8.9
Consumer Durables & Apparel	7.1
Energy	6.5
Automobiles & Components	5.5
Diversified Financials	4.6
Food, Beverage & Tobacco	4.5
Retailing	4.4
Commercial & Professional Services	4.4
Banks	3.9
Media	3.9
Software & Services	3.8
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Health Care Equipment & Services	3.0
Consumer Services	2.9
Transportation	2.9
Technology Hardware & Equipment	2.7
Real Estate	2.6
Insurance	1.8
Food & Staples Retailing	1.5
Utilities	0.7
Telecommunication Services	0.6
Household & Personal Products	0.4
Semiconductors & Semiconductor Equipment	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%
	Australia — 3.0%
141,856	Aquarius Platinum Ltd	598,827
107,203	Aristocrat Leisure Ltd	356,238
371,953	Asciano Group *	556,725
132,693	Australian Vintage Ltd *	42,182
2,219,240	Dexus Property Group (REIT)	1,645,683
740,208	Fairfax Media Ltd	949,636
330,685	Iress Market Technology Ltd	2,279,390
1,203,800	Pacific Brands Ltd *	1,122,325
2,044,900	PanAust Ltd *	1,081,735
240,600	Primary Health Care Ltd	692,151
46,900	Sonic Healthcare Ltd	461,397
2,169,320	Ten Network Holdings Ltd *	2,651,909
166,269	West Australian Newspapers Holdings Ltd	1,000,539
	Total Australia	13,438,737
	Austria — 0.4%
16,047	Flughafen Wien AG	936,886
58,311	Wienerberger AG *	754,066
	Total Austria	1,690,952
	Belgium — 1.5%
10,420	Bekaert NV	2,106,443
33,648	CMB Cie Maritime Belge SA	909,308
31,280	Compagnie d'Entreprises CFE	1,529,779
4,808	SA D'Ieteren NV	2,249,916
	Total Belgium	6,795,446
	Brazil — 4.9%
176,900	Aliansce Shopping Centers SA	1,203,676
370,000	Cia Hering	14,199,573
464,100	Even Construtora e Incorporadora SA	2,177,471
245,500	Iochpe-Maxion SA	2,739,815

See accompanying notes to the financial statements.

3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
148,600	Profarma Distribuidora de Produtos Farmaceuticos SA	1,184,569
	Total Brazil	21,505,104
	Canada — 3.0%
72,200	Corus Entertainment Inc Class B	1,318,267
169,100	Flint Energy Services Ltd *	2,096,406
145,300	Gammon Gold Inc *	1,041,020
2,500,000	Gran Colombia Gold Corp *	773,667
390,900	Gran Tierra Energy, Inc. *	2,456,070
42,700	Intact Financial Corp	1,777,114
90,600	KAP Resources Ltd * (a)	—
186,500	Precision Drilling Corp *	1,168,303
270,000	Trilogy Energy Corp	2,797,862
	Total Canada	13,428,709
	Chile — 0.3%
1,358,500	Administradora de Fondos de Pensiones Provida SA	1,282,750
	China — 0.8%
4,310,000	361 Degrees International Ltd	3,671,370
	Denmark — 0.7%
71,900	H Lundbeck A/S	1,090,519
1,138,510	Ossur hf *	1,845,418
	Total Denmark	2,935,937
	Finland — 2.2%
96,904	KCI Konecranes Oyj	2,946,200
116,042	Nokian Renkaat Oyj	3,313,346
260,879	Oriola-KD Oyj Class B	1,269,918
14,850	Orion Oyj Class B	270,774
100,764	YIT Oyj	2,082,994
	Total Finland	9,883,232

See accompanying notes to the financial statements.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — 3.4%
26,060	Arkema	1,085,286
104,991	Boursorama *	1,093,772
43,145	Cap Gemini SA	1,818,976
3,629	Damartex SA	91,857
62,938	Faurecia *	1,087,281
59,369	Renault SA *	2,398,312
39,969	Societe BIC SA	2,932,789
37,370	Technip SA	2,436,367
16,043	Virbac SA	1,900,127
	Total France	14,844,767
	Germany — 7.0%
4,404	Axel Springer AG	513,471
8,880	Beiersdorf AG	474,738
67,386	Cat Oil AG	584,316
32,050	Continental AG *	1,931,695
112,400	Deutsche Lufthansa AG (Registered) *	1,772,015
93,333	Deutsche Wohnen AG *	907,024
19,800	Deutsche Boerse AG	1,205,514
53,400	Deutz AG *	318,988
95,828	Francotyp-Postalia Holdings AG *	308,303
146,601	GEA Group AG	3,040,442
141,161	Gerresheimer AG *	4,884,690
31,000	HeidelbergCement AG	1,238,368
39,289	Heidelberger Druckmaschinen AG *	304,098
42,743	MAN SE	3,675,758
31,199	Nemetschek AG	971,950
188,471	Patrizia Immobilien AG *	746,292
283,889	Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,187,348
116,755	Symrise AG	2,879,224
158,889	Tognum AG	2,920,289
	Total Germany	30,864,523

See accompanying notes to the financial statements.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Greece — 0.8%
444,290	Alapis Holding Industrial and Commercial SA	1,148,813
273,350	Ellaktor SA	988,160
95,075	Intralot SA	373,319
68,421	Metka SA	699,281
58,921	Mytilineos Holdings SA *	312,404
	Total Greece	3,521,977
	Hong Kong — 1.7%
450,200	Dah Sing Financial Group *	2,830,794
5,990,000	Xingda International Holdings Ltd	4,541,077
	Total Hong Kong	7,371,871
	India — 0.5%
70,000	Corporation Bank	844,859
110,000	Everonn Education Ltd	1,331,803
	Total India	2,176,662
	Ireland — 0.8%
239,826	C&C Group Plc	934,016
60,839	DCC Plc	1,522,378
100,920	Smurfit Kappa Group Plc *	862,026
	Total Ireland	3,318,420
	Italy — 7.4%
155,637	Arnoldo Mondadori Editore SPA *	439,140
214,650	Astaldi SPA	1,328,169
412,973	Autogrill SPA *	4,748,160
1,085,000	Banca Monte dei Paschi di Siena SPA *	1,291,155
46,938	Banco Popolare Scarl	262,052
107,256	Benetton Group SPA	723,387
84,754	Brembo SPA	611,149
101,309	Buzzi Unicem SPA	915,480
366,726	Credito Emiliano SPA	2,150,863
68,836	ERG SPA	846,504

See accompanying notes to the financial statements.

6

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
181,393	Exor SPA	3,324,515
68,132	Finmeccanica SPA	682,289
314,125	Fondiaria–Sai SPA-Di RISP	1,879,463
488,588	Grouppo Editoriale L'Espresso *	938,981
311,788	Italcementi SPA-Di RISP	1,263,594
114,881	Lottomatica SPA	1,558,286
255,289	Mediaset SPA	1,576,794
246,268	Mediolanum SPA	907,788
137,073	Piaggio & C SPA	356,641
103,945	Pirelli & C SPA	686,516
165,581	Prysmian SPA	2,586,836
633,790	Saras SPA *	1,073,101
289,978	Unione di Banche Italiane ScpA	2,534,327
	Total Italy	32,685,190
	Japan — 18.4%
344,000	Air Water Inc	3,827,500
132,200	Capcom	1,926,522
129,900	Cosmos Pharmaceutical Corp	3,683,978
589,000	Denki Kagaku Kogyo K K	2,371,452
890	EPS Co Ltd	2,236,714
319,000	Fuji Oil Co Ltd	4,914,404
83,600	Funai Electric Co Ltd	2,538,507
132,100	Hitachi Chemical Co Ltd	2,289,122
271,000	Hitachi Transport System Ltd	3,944,991
114,800	IRISO ELECTRONICS Co Ltd	1,501,112
202,000	Izumi Co Ltd	2,494,101
444,000	Japan Aviation Electronics Industry Ltd	2,439,508
94,440	K's Holdings Corp	2,040,137
710	Kenedix Realty Investment Corp (REIT)	2,485,268
154,600	Kyowa Exeo Corp	1,347,302
43,400	Micronics Japan Co Ltd	456,785
80,680	Mitsubishi UFJ Lease & Finance Co Ltd	2,868,037
340,000	Nabtesco Corp	5,120,724

See accompanying notes to the financial statements.

7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
514,000	NHK Spring Co Ltd	4,262,350
259,500	Nihon Kohden Corp	5,256,670
438,000	Nissin Electric Co Ltd	1,787,381
24,600	Obic Co Ltd	4,629,943
705,000	Sumitomo Bakelite Co Ltd	3,417,854
170,300	Sumitomo Rubber Industries	1,543,438
136,000	Takata Corp	2,910,590
186,000	Toei Co Ltd	816,315
138,000	Toyo Suisan Kaisha Ltd	2,907,698
652,000	Tsubakimoto Chain Co	2,373,456
1,310,000	Ube Industries Ltd	2,781,673
	Total Japan	81,173,532
	Mexico — 1.5%
2,030,000	Genomma Lab Internacional SA Class B *	3,614,180
305,400	Grupo Continental SAB de CV	852,614
817,600	Mexichem SAB de CV	2,107,893
	Total Mexico	6,574,687
	Netherlands — 4.3%
103,729	Aalberts Industries NV	1,462,995
108,500	AerCap Holdings NV *	1,165,290
36,461	CSM	946,667
85,355	Dockwise Ltd *	1,858,435
35,468	Fugro NV	1,987,427
104,222	Imtech NV	2,925,924
78,677	Koninklijke Ten Cate NV	1,985,813
38,272	Nutreco Holding NV	2,214,795
508,054	SNS REAAL NV *	2,135,936
202,963	Spyker Cars NV *	552,297
36,301	Unit 4 Agresso NV	802,707
71,967	USG People NV *	912,256
	Total Netherlands	18,950,542

See accompanying notes to the financial statements.

8

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.6%
232,564	Air New Zealand Ltd	207,693
889,740	Fisher & Paykel Appliances Holdings Ltd *	316,788
143,175	Pumpkin Patch Ltd	173,641
878,299	Sky City Entertainment Group Ltd	1,761,092
	Total New Zealand	2,459,214
	Norway — 0.8%
46,730	Kongsberg Gruppen ASA	922,673
46,730	Norwegian Air Shuttle ASA *	660,010
181,850	ProSafe ASA	868,470
494,235	Prosafe Production Public Ltd *	1,005,739
	Total Norway	3,456,892
	Philippines — 0.8%
18,475,000	Alliance Global Group Inc	2,588,658
14,482,000	Pepsi-Cola Products Philippines Inc	856,328
	Total Philippines	3,444,986
	Singapore — 1.1%
1,710,000	Chemoil Energy Ltd *	565,839
3,658,000	First Ship Lease Trust	1,106,767
1,898,000	Mapletree Logistics Trust (REIT)	1,177,647
639,000	MobileOne Ltd	1,024,952
958,000	Petra Foods Ltd	1,016,040
	Total Singapore	4,891,245
	South Korea — 4.5%
94,000	Busan Bank	1,001,440
132,720	Daegu Bank	1,545,280
9,880	Daelim Industrial Co Ltd	623,712
34,380	Daishin Securities Co Ltd	414,030
36,780	Doosan Corp	3,691,132
406,382	Kortek Corp	2,459,136
15,000	Mando Corp 144A *	1,682,793

See accompanying notes to the financial statements.

9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
10,467	Nong Shim Co Ltd	1,855,190
32,300	S1 Corp	1,563,420
16,300	Sindoh Co Ltd	680,966
22,430	SK Holdings Co Ltd	1,724,633
75,000	Tong Yang Life Insurance Co Ltd	735,168
73,090	Youngone Holding Co Ltd	1,761,818
	Total South Korea	19,738,718
	Spain — 1.1%
140,000	Banco Espanol de Credito SA	1,193,032
1,651	Construcciones y Auxiliar de Ferrocarriles SA	699,237
120,560	Enagas	2,124,314
24,134	Red Electrica de Espana	990,768
	Total Spain	5,007,351
	Sweden — 1.0%
102,286	B&B Tools AB	1,311,161
35,746	Elekta AB Class B	1,029,832
60,700	Getinge AB Class B	1,216,776
942,104	Trigon Agri A/S *	756,855
	Total Sweden	4,314,624
	Switzerland — 3.3%
6,556	Banque Cantonale Vaudoise	3,125,465
127,320	Clariant AG (Registered) *	1,632,410
50,809	Kardex AG (Registered) *	1,213,162
7,240	Rieter Holding AG (Registered) *	2,116,495
34,404	Sulzer AG	3,401,928
10,735	Valora Holding AG	2,881,952
	Total Switzerland	14,371,412
	Taiwan — 0.4%
622,000	Altek Corp *	917,754
2,808,918	Gold Circuit Electronics Ltd	919,810
	Total Taiwan	1,837,564

See accompanying notes to the financial statements.

10

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Turkey — 0.1%
59,729	Koza Altin Isletmeleri AS	564,163
	United Kingdom — 19.5%
290,774	Aquarius Platinum Ltd	1,234,720
302,480	Babcock International Group Plc	2,339,932
99,070	Berkeley Group Holdings Plc (Unit Shares) *	1,239,235
531,415	Bodycote Plc	1,830,345
168,528	Bovis Homes Group Plc *	910,216
821,975	Brewin Dolphin Holdings Plc	1,509,669
227,260	Catlin Group Ltd	1,142,033
797,890	Centaur Media Plc	561,770
288,590	Charles Taylor Consulting Plc	728,959
869,110	Chaucer Holdings Plc	598,613
48,760	Chemring Group Plc	1,940,164
209,604	Cobham Plc	669,940
646,090	Collins Stewart Plc	797,277
275,922	Cookson Group Plc *	1,765,669
58,193	De La Rue Plc	624,197
1,647,747	Debenhams Plc *	1,451,995
1,149,390	Dimension Data Holdings Plc	2,118,880
853,330	Diploma Plc	3,385,676
313,600	Euromoney Institutional Investor Plc	2,831,964
936,600	F&C Asset Management Plc	904,743
706,693	Fenner Plc	2,203,738
307,800	Filtrona Plc	1,106,570
146,896	Galliford Try Plc	684,934
83,716	Go–Ahead Group Plc	1,407,066
376,080	Great Portland Estates Plc (REIT)	1,817,104
264,460	Homeserve Plc	1,839,873
243,800	IMI Plc	2,538,765
435,467	Inchcape Plc *	1,704,215
1,265,040	ITE Group Plc	2,950,518
264,036	James Fisher & Sons Plc	1,931,886
120,840	JD Wetherspoon Plc	773,966

See accompanying notes to the financial statements.

11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
314,467	John Wood Group Plc	1,745,585
648,750	Jupiter Fund Management Plc 144A *	2,002,348
1,850,500	KCOM Group Plc	1,316,730
90,902	Kier Group Plc	1,379,543
823,700	Metric Property Investments Plc 144A *	1,234,836
254,430	Micro Focus International Plc	1,175,204
386,559	N Brown Group	1,323,375
510,690	National Express Group Plc *	1,748,072
232,420	New Britain Palm Oil Ltd	2,055,639
36,363	Next Plc	1,099,579
97,922	Petrofac Ltd	2,095,203
87,770	Premier Oil Plc *	2,031,944
285,426	PZ Cussons Plc	1,431,148
422,652	Restaurant Group Plc	1,563,542
144,284	RM Plc	290,278
535,893	RPS Group Plc	1,396,903
1,083,720	Senior Plc	1,890,195
157,015	Serco Group Plc	1,397,991
494,220	Severfield-Rowen Plc	1,595,595
69,968	Travis Perkins Plc *	815,490
138,425	Ultra Electronics Holdings Plc	3,536,237
151,743	United Business Media Ltd	1,279,473
761,692	Wilmington Group Plc	1,586,136
416,889	WSP Group Plc	2,347,597
	Total United Kingdom	85,883,275
	TOTAL COMMON STOCKS (COST $401,204,287)	422,083,852
	PREFERRED STOCKS — 1.0%
	Brazil — 0.6%
404,600	Marcopolo SA 1.24%	2,534,150
	Germany — 0.0%
2,590	Biotest AG 1.33%	98,536

See accompanying notes to the financial statements.

12

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		Italy — 0.0%
	4,783	Exor SPA 2.66%	71,881
		South Korea — 0.4%
	35,270	Daelim Industrial Co Ltd 0.62%	692,046
	114,670	Daishin Securities Co Ltd 11.21%	901,116
		Total South Korea	1,593,162
		TOTAL PREFERRED STOCKS (COST $4,130,923)	4,297,729
		RIGHTS AND WARRANTS — 0.1%
		Canada — 0.1%
	1,250,000	Gran Colombia Gold Corp Warrants, Expires 08/24/15 *	158,250
		Italy — 0.0%
	100,428	Unione di Banche Italiane SCPA Warrants, Expires 06/30/11 *	1,324
		TOTAL RIGHTS AND WARRANTS (COST $114,574)	159,574
		SHORT-TERM INVESTMENTS — 3.1%
		Time Deposits — 3.1%
USD	2,000,000	BNP Paribas (Grand Cayman) Time Deposit, 0.22%, due 09/01/10	2,000,000
AUD	13	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.44%, due 09/01/10	11
CAD	3,069	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.70%, due 09/01/10	2,878
EUR	1,573,750	Citibank (New York) Time Deposit, 0.28%, due 09/01/10	1,994,335
USD	2,000,000	Commerzbank (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	2,000,000
CHF	49,940	Credit Suisse AG (Zurich) Time Deposit, 0.02%, due 09/01/10	49,189
USD	36,664	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	36,664
GBP	25,809	HSBC Bank (London) Time Deposit, 0.46%, due 09/01/10	39,581
JPY	13,776,853	HSBC Bank (Hong Kong) Time Deposit, 0.04%, due 09/01/10	163,992
USD	1,300,000	HSBC Bank (USA) Time Deposit, 0.17%, due 09/01/10	1,300,000
EUR	137,748	JPMorgan Chase (New York) Time Deposit, 0.28%, due 09/01/10	174,561
EUR	1,573,750	Royal Bank of Scotland (London) Time Deposit, 0.28%, due 09/01/10	1,994,335
USD	2,000,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.18%, due 09/01/10	2,000,000

See accompanying notes to the financial statements.

13

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	2,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	2,000,000
		Total Time Deposits	13,755,546
		TOTAL SHORT-TERM INVESTMENTS (COST $13,755,546)	13,755,546
		TOTAL INVESTMENTS — 100.0% (Cost $419,205,330)	440,296,701
		Other Assets and Liabilities (net) — 0.0%	179,525
		TOTAL NET ASSETS — 100.0%	$440,476,226

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

See accompanying notes to the financial statements.

14

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $419,205,330) (Note 2)	$440,296,701
Foreign currency, at value (cost $732,130) (Note 2)	695,199
Receivable for investments sold	45,333
Dividends and interest receivable	247,506
Foreign taxes receivable	46,878
Receivable for expenses reimbursed by Manager (Note 5)	49,600
Miscellaneous receivable	104,042
Total assets	441,485,259
Liabilities:
Payable for investments purchased	580,259
Payable to affiliate for (Note 5):
Management fee	268,555
Shareholder service fee	52,070
Trustees and Chief Compliance Officer of GMO Trust fees	767
Payable for foreign currency purchased	3,041
Accrued expenses	104,341
Total liabilities	1,009,033
Net assets	$440,476,226

See accompanying notes to the financial statements.

15

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$496,186,568
Accumulated undistributed net investment income	2,361,913
Accumulated net realized loss	(79,053,023)
Net unrealized appreciation	20,980,768
$440,476,226
Net assets attributable to:
Class III shares	$314,704,197
Class IV shares	$125,772,029
Shares outstanding:
Class III	28,412,378
Class IV	11,363,573
Net asset value per share:
Class III	$11.08
Class IV	$11.07

See accompanying notes to the financial statements.

16

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $530,079)	$5,720,050
Interest	11,512
Total investment income	5,731,562
Expenses:
Management fee (Note 5)	1,497,540
Shareholder service fee – Class III (Note 5)	229,755
Shareholder service fee – Class IV (Note 5)	60,764
Custodian and fund accounting agent fees	165,968
Audit and tax fees	43,148
Transfer agent fees	21,160
Legal fees	18,124
Trustees fees and related expenses (Note 5)	5,593
Registration fees	460
Miscellaneous	13,984
Total expenses	2,056,496
Fees and expenses reimbursed by Manager (Note 5)	(257,416)
Expense reductions (Note 2)	(282)
Net expenses	1,798,798
Net investment income (loss)	3,932,764
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $9,660)	7,957,768
Foreign currency, forward contracts and foreign currency related transactions (net of Brazilian IOF tax of $94,861) (Note 2)	(1,632,131)
Net realized gain (loss)	6,325,637
Change in net unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains tax of $76,885) (Note 2)	(1,844,178)
Foreign currency, forward contracts and foreign currency related transactions	(143,069)
Net unrealized gain (loss)	(1,987,247)
Net realized and unrealized gain (loss)	4,338,390
Net increase (decrease) in net assets resulting from operations	$8,271,154

See accompanying notes to the financial statements.

17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,932,764	$3,838,781
Net realized gain (loss)	6,325,637	(80,252,411)
Change in net unrealized appreciation (depreciation)	(1,987,247)	203,852,124
Net increase (decrease) in net assets from operations	8,271,154	127,438,494
Distributions to shareholders from:
Net investment income
Class III	—	(3,377,934)
Class IV	—	(1,023,334)
Total distributions from net investment income	—	(4,401,268)
Net share transactions (Note 9):
Class III	14,261,951	(8,194,206)
Class IV	40,488,747	(67,114,119)
Increase (decrease) in net assets resulting from net share transactions	54,750,698	(75,308,325)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	178,183	452,668
Class IV	200,000	32,431
Increase in net assets resulting from purchase premiums and redemption fees	378,183	485,099
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	55,128,881	(74,823,226)
Total increase (decrease) in net assets	63,400,035	48,214,000
Net assets:
Beginning of period	377,076,191	328,862,191
End of period (including accumulated undistributed net investment income of $2,361,913 and distributions in excess of net investment income of $1,570,851, respectively)	$440,476,226	$377,076,191

See accompanying notes to the financial statements.

18

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$10.74		$6.41		$14.63		$18.38		$17.98	$17.19
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.13		0.30		0.31		0.28	0.26
Net realized and unrealized gain (loss)	0.23		4.32		(7.43)		(0.36)		4.51	3.19
Total from investment operations	0.34		4.45		(7.13)		(0.05)		4.79	3.45
Less distributions to shareholders:
From net investment income	—		(0.12)		(0.27)		(0.41)		(0.44)	(0.32)
From net realized gains	—		—		(0.81)		(3.29)		(3.95)	(2.34)
Return of capital	—		—		(0.01)		—		—	—
Total distributions	—		(0.12)		(1.09)		(3.70)		(4.39)	(2.66)
Net asset value, end of period	$11.08		$10.74		$6.41		$14.63		$18.38	$17.98
Total Return(a)	3.17	%**	69.44%		(51.33)%		(1.96)%		29.94%	22.32%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$314,704		$292,852		$185,298		$338,804		$375,565	$364,551
Net expenses to average daily net assets	0.86	%*(b)	0.86	%(b)	0.85	%(c)	0.86	%(c)	0.86%	0.85%
Net investment income (loss) to average daily net assets	1.86	%*	1.40%		2.59%		1.69%		1.53%	1.52%
Portfolio turnover rate	27	%**	78%		42%		42%		37%	40%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.14%		0.11%		0.09%		0.09%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(d)	$0.02		$0.00	(d)	—		—	—

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(d)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six months ended August 31, 2010		Period from August 12, 2009 through		Period from March 1, 2009 through
	(Unaudited)		February 28, 2010(a)		March 16, 2009(a)
Net asset value, beginning of period	$10.73		$9.84		$6.42
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.02		0.01
Net realized and unrealized gain (loss)	0.24		1.00		0.01
Total from investment operations	0.34		1.02		0.02
Less distributions to shareholders:
From net investment income	—		(0.13)		—
From net realized gains	—		—		—
Return of capital	—		—		—
Total distributions	—		(0.13)		—
Net asset value, end of period	$11.07		$10.73		$6.44
Total Return(b)	3.17	%**	10.33	%**	0.31	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$125,772		$84,225		$144,101
Net expenses to average daily net assets	0.81	%(c)*	0.81	%(c)*	0.81	%(c)*
Net investment income to average daily net assets	1.78	%*	0.35	%*	3.28	%*
Portfolio turnover rate	27	%**	78	%††	40	%†††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.08	%*	0.22	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.00	(e)	$0.00	(e)

(a)  The class was inactive from March 16, 2009 to August 12, 2009.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions.(Note 2)

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

(e)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2010.

†††  Calculation represents portfolio turnover of the Fund for the period ended August 31, 2009.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights — (Continued)
(For a Class IV share outstanding throughout each period)

	Year Ended February 28/29,
	2009		2008		2007	2006
Net asset value, beginning of period	$14.64		$18.39		$17.99	$17.20
Income (loss) from investment operations:
Net investment income (loss)†	0.33		0.31		0.28	0.26
Net realized and unrealized gain (loss)	(7.46)		(0.35)		4.52	3.20
Total from investment operations	(7.13)		(0.04)		4.80	3.46
Less distributions to shareholders:
From net investment income	(0.27)		(0.42)		(0.45)	(0.33)
From net realized gains	(0.81)		(3.29)		(3.95)	(2.34)
Return of capital	(0.01)		—		—	—
Total distributions	(1.09)		(3.71)		(4.40)	(2.67)
Net asset value, end of period	$6.42		$14.64		$18.39	$17.99
Total Return(b)	(51.29)%		(1.91)%		30.00%	22.37%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$143,564		$666,991		$740,872	$638,634
Net expenses to average daily net assets	0.80	%(d)	0.81	%(d)	0.81%	0.80%
Net investment income to average daily net assets	2.74%		1.70%		1.54%	1.55%
Portfolio turnover rate	42%		42%		37%	40%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11%		0.09%		0.09%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts:†	0.00	(e)	—		—	—

See accompanying notes to the financial statements.

21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index. The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to non-U.S. countries whose outstanding publicly traded equity investments are in the smallest 25% of companies in a particular country as measured by total float-adjusted market capitalization ("small companies"). The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries outside the U.S. The market capitalization range of companies whose equity investments are held by the Fund is generally within the market capitalization range of companies in the Fund's benchmark, which represents the bottom 15% of available market capitalization (float) of the S&P Broad Market Index in each country.

The Fund's country selections relative to its benchmark are determined by a cumulative quantitative value score for each country together with the Manager's evaluation of the country's fundamentals. The Fund typically overweights or underweights (sometimes to a significant extent) its investment exposures in particular countries relative to the Fund's benchmark. The Manager selects stocks using fundamental analysis that is informed by a disciplined quantitative screening process. The Manager separates companies with valuations it believes are deservedly low from those it believes represent investment opportunities. The Manager analyzes companies for financial, operational and managerial strength and compares them to their global, regional and local industry peers. As part of the investment process, the Manager frequently meets with management and/or visits companies.

The Fund normally does not take temporary defensive positions but may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent the Fund takes temporary defensive positions or holds cash or cash equivalents to manage shareholder purchases or redemptions, it may not achieve its investment objective. The Fund typically makes investments tied economically to emerging countries, but these investments (excluding

22

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

investments in companies tied economically to emerging countries included in the Fund's benchmark) generally represent 10% or less of the Fund's total assets.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including, without limitation, futures and options. In addition, the Fund may lend its portfolio securities. The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund.

As of August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder servicing fee.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.0% of net assets. The Fund

23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

classifies such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 85.4% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund deemed certain securities to be worthless.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$—	$13,438,737	$—		$13,438,737
Austria	—	1,690,952	—		1,690,952
Belgium	—	6,795,446	—		6,795,446
Brazil	21,505,104	—	—		21,505,104
Canada	13,428,709	—	0	*	13,428,709

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Chile	$1,282,750	$—	$—	$1,282,750
China	—	3,671,370	—	3,671,370
Denmark	—	2,935,937	—	2,935,937
Finland	—	9,883,232	—	9,883,232
France	—	14,844,767	—	14,844,767
Germany	—	30,864,523	—	30,864,523
Greece	—	3,521,977	—	3,521,977
Hong Kong	—	7,371,871	—	7,371,871
India	—	2,176,662	—	2,176,662
Ireland	—	3,318,420	—	3,318,420
Italy	—	32,685,190	—	32,685,190
Japan	—	81,173,532	—	81,173,532
Mexico	6,574,687	—	—	6,574,687
Netherlands	1,165,290	17,785,252	—	18,950,542
New Zealand	—	2,459,214	—	2,459,214
Norway	—	3,456,892	—	3,456,892
Philippines	—	3,444,986	—	3,444,986
Singapore	—	4,891,245	—	4,891,245
South Korea	1,682,793	18,055,925	—	19,738,718
Spain	—	5,007,351	—	5,007,351
Sweden	—	4,314,624	—	4,314,624
Switzerland	—	14,371,412	—	14,371,412
Taiwan	—	1,837,564	—	1,837,564
Turkey	—	564,163	—	564,163
United Kingdom	2,002,348	83,880,927	—	85,883,275
TOTAL COMMON STOCKS	47,641,681	374,442,171	0	422,083,852
Preferred Stocks
Brazil	2,534,150	—	—	2,534,150
Germany	—	98,536	—	98,536
Italy	—	71,881	—	71,881
South Korea	—	1,593,162	—	1,593,162
TOTAL PREFERRED STOCKS	2,534,150	1,763,579	—	4,297,729

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights and Warrants
Canada	$—	$158,250	$—	$158,250
Italy	—	1,324	—	1,324
TOTAL RIGHTS AND WARRANTS	—	159,574	—	159,574
Short-Term Investments	13,755,546	—	—	13,755,546
Total Investments	63,931,377	376,365,324	0	440,296,701
Total	$63,931,377	$376,365,324	$0	$440,296,701

*  Represents the interest in securities that are delisted and have no value at August 31, 2010.

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was 0.0% of total net assets.

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Balances as of August 31, 2010
Common Stocks
Canada	$861	$—	$—	$—	$(861)	$—	$—	$—
Thailand	2,337,225	(2,820,580)	—	1,333,477	(850,122)	—	—	—
Total	$2,338,086	$(2,820,580)	$—	$1,333,477	$(850,983)	$—	$—	$—

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transfers out of Level 3 at the value at the end of the period.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

The Fund is subject to a Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October currency losses of $1,100,754.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(84,486,074)
Total	$(84,486,074)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$420,543,548	$61,987,547	$(42,234,394)	$19,753,153

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio

28

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component.

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Smaller Company Risk — The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it makes equity investments in small companies and may make investments in companies tied economically to emerging countries.

• Credit and Counterparty Risk — The Fund runs the risk that the counterparty to an over-the-counter derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

Other principal risks of an investment in the Fund include Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments); and Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund

32

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied

33

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to hedge against anticipated currency exchange rate changes. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of

34

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

35

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be

36

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$159,574	$—	$159,574
Total	$—	$—	$—	$159,574	$—	$159,574

37

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(25,775)	$—	$(25,775)
Forward currency contracts	—	(722,241)	—	—	—	(722,241)
Total	$—	$(722,241)	$—	$(25,775)	$—	$(748,016)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$40,446	$—	$40,446
Total	$—	$—	$—	$40,446	$—	$40,446

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (foreign currency contracts and rights/warrants), outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Right/ Warrants	Forward Currency Contracts
Average amount outstanding	$25,141	$5,469,573

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.70% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for

38

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $5,593 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $167,398,928 and $107,358,620, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 52.89% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

39

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, 0.03% of the Fund's shares were held by senior management of the Manager and GMO Trust officers, and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,190,910	$25,230,273	9,025,272	$99,118,049
Shares issued to shareholders in reinvestment of distributions	—	—	264,894	2,935,030
Shares repurchased	(1,054,713)	(10,968,322)	(10,915,361)	(110,247,285)
Purchase premiums	—	126,785	—	393,056
Redemption fees	—	51,398	—	59,612
Net increase (decrease)	1,136,197	$14,440,134	(1,625,195)	$(7,741,538)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	3,511,913	$40,488,747	8,073,696	$79,445,170
Shares issued to shareholders in reinvestment of distributions	—	—	28,005	310,014
Shares repurchased	—	—	(22,611,732)	(146,869,303)
Purchase premiums	—	200,000	—	—
Redemption fees	—	—	—	32,431
Net increase (decrease)	3,544,344	$40,688,747	(14,510,031)	$(67,081,688)

40

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

41

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

42

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

43

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.86%	$1,000.00	$1,031.70	$4.40
2) Hypothetical	0.86%	$1,000.00	$1,020.87	$4.38
Class IV
1) Actual	0.81%	$1,000.00	$1,031.70	$4.15
2) Hypothetical	0.81%	$1,000.00	$1,021.12	$4.13

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

44

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	68.3%
Debt Obligations	20.6
Cash and Cash Equivalents	12.0
Short-Term Investments	9.2
Preferred Stocks	1.1
Options Purchased	0.9
Investment Funds	0.3
Loan Participations	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.1)
Written Options	(0.8)
Reverse Repurchase Agreements	(1.1)
Swap Agreements	(2.6)
Futures Contracts	(9.2)
Other	1.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
United States	48.0%
Euro Region***	9.6
Japan	8.4
United Kingdom	6.9
Australia	5.3
Switzerland	3.5
South Korea	2.7
Russia	2.1
Brazil	1.6
Sweden	1.1
Taiwan	1.1
China	1.0
Singapore	1.0
Thailand	1.0
Turkey	1.0
India	0.9
New Zealand	0.8
Denmark	0.4
Hong Kong	0.4
South Africa	0.4
Czech Republic	0.3
Indonesia	0.3
Mexico	0.3
Canada	0.2
Egypt	0.2
Emerging****	0.2
Hungary	0.2
Malaysia	0.2
Norway	0.2
Philippines	0.2
Poland	0.2
Argentina	0.1
Chile	0.1
Israel	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 97.9%
	Affiliated Issuers — 97.9%
86,791,433	GMO Alpha Only Fund, Class IV	422,674,277
5,581,543	GMO Asset Allocation Bond Fund, Class VI	149,473,714
25,631,051	GMO Domestic Bond Fund, Class VI	123,541,666
1,611,277	GMO Emerging Country Debt Fund, Class IV	15,291,023
30,331,570	GMO Emerging Markets Fund, Class VI	373,684,947
2,619,149	GMO Flexible Equities Fund, Class VI	44,735,060
1,849,684	GMO Inflation Indexed Plus Bond Fund, Class VI	37,178,651
19,487,866	GMO International Core Equity Fund, Class VI	482,519,574
6,695,934	GMO International Growth Equity Fund, Class IV	129,901,114
6,808,623	GMO International Intrinsic Value Fund, Class IV	128,478,710
44,486,172	GMO Quality Fund, Class VI	782,066,899
360,507	GMO Short-Duration Investment Fund, Class III	2,963,372
5,829,323	GMO Special Situations Fund, Class VI	155,468,033
15,878,747	GMO Strategic Fixed Income Fund, Class VI	250,566,622
1,032,718	GMO World Opportunity Overlay Fund	22,895,354
	TOTAL MUTUAL FUNDS (COST $3,194,554,136)	3,121,439,016
	DEBT OBLIGATIONS — 2.1%
	Asset-Backed Securities — 2.0%
	ABS Collateralized Debt Obligations — 0.0%
500,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, 3 mo. LIBOR + .65%, 1.17%, due 10/20/44	5,000
	Airlines — 0.0%
565,621	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.76%, due 05/15/24	254,529
	Auto Financing — 0.2%
200,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.63%, due 07/15/14	202,438

See accompanying notes to the financial statements.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
800,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.93%, due 08/15/13	816,624
700,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	735,210
600,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.14%, due 11/10/14	611,670
1,100,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.28%, due 03/15/13	1,122,616
2,200,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.53%, due 06/15/13	2,178,000
300,000	Franklin Auto Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.22%, due 05/20/16	303,000
500,000	Swift Master Auto Receivables Trust, Series 07-2, Class A, 1 mo. LIBOR + .65%, 0.93%, due 10/15/12	500,055
400,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.42%, due 03/20/14	404,704
	Total Auto Financing	6,874,317
	Bank Loan Collateralized Debt Obligations — 0.0%
102,079	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.71%, due 06/20/25	101,760
	Business Loans — 0.1%
339,652	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .14%, 0.52%, due 08/16/19	298,894
91,403	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.62%, due 04/25/34	72,208
64,222	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.63%, due 01/25/35	50,094
320,088	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.65%, due 01/25/36	204,856
270,447	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.50%, due 07/25/37	199,454
1,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.56%, due 12/25/37	820,000
87,346	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 03/20/17	80,795

See accompanying notes to the financial statements.

4

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
85,493	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.57%, due 05/15/32	75,234
132,156	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.52%, due 11/15/33	109,690
657,220	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.11%, due 10/25/37	525,776
232,846	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/25/30	172,306
189,644	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 09/25/30	136,544
3,958	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, 1 mo. LIBOR + .50%, 0.78%, due 09/15/17	3,463
	Total Business Loans	2,749,314
	CMBS — 0.3%
687,946	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.39%, due 07/15/44	679,622
1,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.41%, due 12/15/20	792,000
832,979	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	835,311
500,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	502,500
57,202	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 11/05/21	54,056
807,072	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	818,296
211,759	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 03/06/20	205,596
300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.43%, due 03/06/20	285,000
260,065	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, 1 mo. LIBOR + .12%, 0.40%, due 02/15/20	248,362
1,377,781	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	1,407,403
900,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	937,620
298,852	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	303,897
400,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.90%, due 10/15/42	421,876

See accompanying notes to the financial statements.

5

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
30,600	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	30,820
664,667	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	591,554
	Total CMBS	8,113,913
	CMBS Collateralized Debt Obligations — 0.0%
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.14%, due 11/23/52	22,491
389,181	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	264,643
463,139	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.58%, due 08/26/30	338,092
800,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.59%, due 05/25/46	536,000
	Total CMBS Collateralized Debt Obligations	1,161,226
	Collateralized Loan Obligations — 0.0%
58,166	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, 3 mo. LIBOR + .48%, 0.80%, due 02/25/13	56,275
	Corporate Collateralized Debt Obligations — 0.1%
1,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.83%, due 06/20/13	815,400
1,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 0.94%, due 12/20/10	989,800
1,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, 3 mo. LIBOR + .70%, 1.24%, due 08/01/11	890,900
	Total Corporate Collateralized Debt Obligations	2,696,100
	Credit Cards — 0.3%
1,100,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.28%, due 09/15/14	1,128,248
700,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.53%, due 06/16/14	699,244
800,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, 1 mo. LIBOR + .01%, 0.29%, due 08/15/13	799,712

See accompanying notes to the financial statements.

6

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
	600,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, 1 mo. LIBOR + 1.10%, 1.38%, due 03/17/14	603,750
	1,300,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.53%, due 09/15/17	1,269,398
EUR	1,100,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, 3 mo. EUR LIBOR + .10%, 0.99%, due 05/24/13	1,388,121
	600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.83%, due 07/15/13	600,281
	400,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.43%, due 01/15/14	399,808
	1,300,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.08%, due 05/15/13	1,311,778
	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.41%, due 02/15/17	386,824
		Total Credit Cards	8,587,164
		Equipment Leases — 0.0%
	400,000	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.23%, due 08/15/14	406,320
		Insured Auto Financing — 0.2%
	521,962	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.34%, due 10/06/13	516,743
	418,299	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, 1 mo. LIBOR + .05%, 0.35%, due 12/06/13	413,225
	21,900	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, 1 mo. LIBOR + .03%, 0.33%, due 05/07/12	21,851
	486,384	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.10%, due 06/06/14	484,222
	800,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.79%, due 03/08/16	797,200
	398,937	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	396,646
	134,877	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, 1 mo. LIBOR + .02%, 0.30%, due 11/15/13	134,229
	157,062	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.79%, due 04/16/12	157,065

See accompanying notes to the financial statements.

7

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
150,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, 1 mo. LIBOR + .25%, 0.51%, due 11/25/11	149,824
576,398	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, 1 mo. LIBOR + .05%, 0.33%, due 09/15/14	568,623
625,873	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.93%, due 10/15/14	623,119
1,700,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.49%, due 07/14/14	1,702,822
	Total Insured Auto Financing	5,965,569
	Insured Business Loans — 0.0%
288,396	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.70%, due 10/25/30	173,038
	Insured High Yield Collateralized Debt Obligations — 0.0%
81,272	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, 6 mo. LIBOR + .52%, 1.20%, due 05/22/13	69,894
249,980	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, 3 mo. LIBOR + .46%, 0.98%, due 12/16/15	226,231
	Total Insured High Yield Collateralized Debt Obligations	296,125
	Insured Other — 0.1%
800,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	793,000
1,500,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	1,466,250
712,671	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 09/15/41	627,512
715,400	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 12/15/41	632,710
489,528	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.78%, due 01/05/14	401,413
100,000	Toll Road Investment Part II, Series B, 144A, MBIA, Zero Coupon, due 02/15/30	15,141
900,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	66,519
	Total Insured Other	4,002,545

See accompanying notes to the financial statements.

8

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) — 0.0%
84,880	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.47%, due 07/25/34	62,271
103,419	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.64%, due 12/25/33	79,632
27,709	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.59%, due 03/25/34	21,613
565,305	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.48%, due 11/25/35	378,845
	Total Insured Residential Asset-Backed Securities (United States)	542,361
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
15,743	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.60%, due 10/25/34	9,446
37,966	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.59%, due 01/25/35	23,159
354,245	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.43%, due 06/15/37	155,513
223,698	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.49%, due 10/25/34	113,773
12,225	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.72%, due 07/25/29	6,095
16,114	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.84%, due 08/15/30	8,023
28,192	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.70%, due 06/25/34	16,070
7,222	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.55%, due 12/25/32	3,067
180,821	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.45%, due 11/25/35	109,379
52,538	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, 1 mo. LIBOR + .22%, 0.48%, due 06/25/34	44,994
	Total Insured Residential Mortgage-Backed Securities (United States)	489,519
	Insured Time Share — 0.0%
48,648	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	46,550

See accompanying notes to the financial statements.

9

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Time Share — continued
101,442	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	95,241
125,794	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.42%, due 03/20/19	116,989
354,110	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	334,017
	Total Insured Time Share	592,797
	Insured Transportation — 0.0%
146,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.57%, due 04/17/19	138,967
	Residential Asset-Backed Securities (United States) — 0.4%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.65%, due 01/25/35	26,724
11,545	Accredited Mortgage Loan Trust, Series 07-1, Class A1, 1 mo. LIBOR + .05%, 0.31%, due 02/25/37	11,446
178,406	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.35%, due 01/25/37	90,541
418,828	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.36%, due 07/25/36	359,145
157,877	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.35%, due 06/25/36	148,405
169,568	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.36%, due 08/25/36	127,600
128,911	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 09/25/35	31,777
8,236	ACE Securities Corp., Series 06-ASP2, Class A2B, 1 mo. LIBOR + .14%, 0.40%, due 03/25/36	8,123
300,000	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.44%, due 03/25/36	210,300
200,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 05/25/36	105,460
700,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.44%, due 10/25/36	264,250
277,346	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 06/25/36	33,697

See accompanying notes to the financial statements.

10

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
354,943	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.43%, due 06/25/36	34,536
186,111	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.33%, due 11/25/36	100,965
96,929	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.40%, due 02/25/36	12,378
400,000	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 04/25/36	199,000
373,941	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.46%, due 05/25/37	38,815
1,474,730	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 07/25/36	605,561
275,107	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	104,541
273,983	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.37%, due 09/25/36	106,169
130,475	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 0.78%, due 05/25/34	109,599
366,692	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.45%, due 03/25/36	146,677
202,970	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.37%, due 10/25/36	201,042
300,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.41%, due 10/25/36	198,750
663,940	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.48%, due 05/25/37	551,070
237,614	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 05/28/39	119,995
237,614	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	88,511
330,630	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 02/28/40	209,785
142,749	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.37%, due 11/25/36	102,223
300,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.46%, due 11/25/36	61,950

See accompanying notes to the financial statements.

11

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
125,881	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.42%, due 02/25/37	13,205
80,582	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 02/25/37	73,789
1,300,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.46%, due 02/25/37	707,070
437,506	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.42%, due 06/25/36	352,590
7,387	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.80%, due 04/25/33	5,910
4,984	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.67%, due 10/25/34	4,821
400,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 12/25/36	146,000
123,629	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.34%, due 03/25/37	122,331
1,000,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.40%, due 02/25/37	753,200
18,059	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.56%, due 04/25/34	11,739
454,108	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 04/25/36	275,019
61,166	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.36%, due 08/25/36	35,476
600,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 08/25/36	213,000
138,604	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.46%, due 05/25/36	85,935
133,063	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.58%, due 01/20/35	112,771
121,089	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	105,082
354,098	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.43%, due 01/20/36	309,172
993,319	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.38%, due 12/25/36	376,468
500,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.42%, due 10/25/36	180,000

See accompanying notes to the financial statements.

12

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
684,274	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.41%, due 03/25/36	342,137
93,521	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.51%, due 10/25/35	88,728
400,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	141,000
136,400	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, 1 mo. LIBOR + .13%, 0.39%, due 10/25/36	131,285
754,315	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 08/25/36	264,010
212,508	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 03/25/36	27,360
202,989	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.38%, due 02/25/37	133,019
104,710	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.66%, due 08/25/34	81,151
1,000,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.49%, due 02/25/37	397,500
248,022	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 04/25/37	228,800
300,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 11/25/36	126,750
218,000	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.52%, due 12/25/35	127,508
261,031	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.45%, due 09/25/45	226,522
85,354	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.55%, due 10/25/33	74,915
101,063	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.37%, due 04/25/37	98,456
233,233	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.51%, due 01/25/36	223,270
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.80%, due 03/25/35	5,125
72,972	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.42%, due 03/25/36	62,391

See accompanying notes to the financial statements.

13

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
56,614	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.55%, due 10/25/36	55,482
53,658	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.52%, due 10/25/35	48,808
56,961	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 01/25/37	54,327
500,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/37	225,600
202,280	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.46%, due 01/25/36	151,205
140,980	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.55%, due 11/25/35	64,146
543,060	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.66%, due 06/25/37	65,167
	Total Residential Asset-Backed Securities (United States)	11,737,275
	Residential Mortgage-Backed Securities (Australian) — 0.1%
230,668	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.58%, due 07/20/38	221,984
364,290	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.58%, due 04/19/38	350,586
52,906	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.94%, due 12/08/36	51,009
74,374	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.38%, due 05/27/38	67,495
78,865	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 1.04%, due 09/27/35	74,291
592,411	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.94%, due 03/14/36	541,642
41,644	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.49%, due 05/10/36	40,344
268,153	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.59%, due 06/14/37	255,519
297,488	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.59%, due 10/20/37	288,970
360,510	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	343,494

See accompanying notes to the financial statements.

14

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
18,109	Superannuation Members Home Loans Global Fund, Series 6, Class A, 3 mo. LIBOR + .16%, 0.74%, due 11/09/35	17,928
47,549	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.68%, due 03/09/36	46,542
43,753	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.60%, due 01/12/37	42,112
401,808	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.60%, due 06/12/40	384,676
292,632	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.39%, due 05/21/38	280,927
	Total Residential Mortgage-Backed Securities (Australian)	3,007,519
	Residential Mortgage-Backed Securities (European) — 0.1%
142,805	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.63%, due 03/20/30	141,877
430,556	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.65%, due 09/20/66	356,457
1,074,494	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.63%, due 01/13/39	961,672
65,908	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, 3 mo. LIBOR + .07%, 0.60%, due 10/11/41	65,578
160,421	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	149,032
85,432	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .14%, 0.68%, due 09/20/44	79,964
395,194	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.60%, due 12/10/43	377,885
91,130	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.68%, due 12/21/37	87,599
201,130	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.80%, due 05/15/34	172,087
319,577	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.49%, due 11/15/38	258,858
224,419	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.64%, due 09/15/39	185,100
1,000,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.64%, due 07/15/33	970,400

See accompanying notes to the financial statements.

15

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
200,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.61%, due 10/15/33	195,520
	Total Residential Mortgage-Backed Securities (European)	4,002,029
	Residential Mortgage-Backed Securities (United States) — 0.0%
24,103	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.56%, due 08/25/35	14,703
18,353	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.51%, due 07/25/30	17,834
89,329	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/26/34	64,079
	Total Residential Mortgage-Backed Securities (United States)	96,616
	Student Loans — 0.1%
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	700,084
78,340	College Loan Corp. Trust, Series 07-1, Class A1, 3 mo. LIBOR + .01%, 0.51%, due 01/25/23	77,557
27,201	Goal Capital Funding Trust, Series 06-1, Class A1, 3 mo. LIBOR, 0.32%, due 08/25/20	27,133
80,972	Goal Capital Funding Trust, Series 07-1, Class A1, 3 mo. LIBOR + .02%, 0.56%, due 06/25/21	80,850
40,753	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, 3 mo. LIBOR + .04%, 0.58%, due 06/20/15	40,720
221,947	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.40%, due 08/25/23	216,398
400,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.62%, due 12/23/19	392,216
302,542	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.57%, due 09/15/22	290,062
	Total Student Loans	1,825,020
	Time Share — 0.0%
160,613	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.27%, due 02/20/20	167,439
	Total Asset-Backed Securities	64,042,737

See accompanying notes to the financial statements.

16

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	Corporate Debt — 0.0%
598,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	635,375
	U.S. Government Agency — 0.1%
167,500	Agency for International Development Floater (Support of C.A.B.E.I), 6 mo. U.S. Treasury Bill + .40%, 0.59%, due 10/01/12 (a)	165,758
101,782	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.17%, due 10/01/11 (a)	100,932
565,981	Agency for International Development Floater (Support of Jamaica), 6 mo. U.S. Treasury Bill + 0.75%, 0.94%, due 03/30/19 (a)	551,446
59,903	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.54%, due 05/01/14 (a)	58,758
300,001	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.17%, due 01/01/12 (a)	296,467
	Total U.S. Government Agency	1,173,361
	TOTAL DEBT OBLIGATIONS (COST $60,645,582)	65,851,473
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
45,168	State Street Institutional U.S. Government Money Market Fund-Institutional Class	45,168
	TOTAL SHORT-TERM INVESTMENTS (COST $45,168)	45,168
	TOTAL INVESTMENTS — 100.0% (Cost $3,255,244,886)	3,187,335,657
	Other Assets and Liabilities (net) — (0.0%)	(60,303)
	TOTAL NET ASSETS — 100.0%	$3,187,275,354

See accompanying notes to the financial statements.

17

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank for Economic Integration

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

EUR - Euro

See accompanying notes to the financial statements.

18

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $60,690,750) (Note 2)	$65,896,641
Investments in affiliated issuers, at value (cost $3,194,554,136) (Notes 2 and 10)	3,121,439,016
Receivable for investments sold	24,884,850
Receivable for Fund shares sold	10,002
Interest receivable	73,762
Receivable for expenses reimbursed by Manager (Note 5)	27,218
Miscellaneous receivable	22,426
Total assets	3,212,353,915
Liabilities:
Payable for Fund shares repurchased	24,917,268
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	5,535
Accrued expenses	155,758
Total liabilities	25,078,561
Net assets	$3,187,275,354
Net assets consist of:
Paid-in capital	$3,822,602,393
Distributions in excess of net investment income	(9,983,031)
Accumulated net realized loss	(557,434,778)
Net unrealized depreciation	(67,909,230)
$3,187,275,354
Net assets attributable to:
Class III shares	$3,187,275,354
Shares outstanding:
Class III	345,451,061
Net asset value per share:
Class III	$9.23

See accompanying notes to the financial statements.

19

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$24,945,349
Interest	3,024,194
Dividends	2,605
Total investment income	27,972,148
Expenses:
Legal fees	77,004
Trustees fees and related expenses (Note 5)	32,973
Custodian, fund accounting agent and transfer agent fees	28,888
Audit and tax fees	27,324
Chief Compliance Officer (Note 5)	11,868
Registration fees	2,116
Miscellaneous	15,180
Total expenses	195,353
Fees and expenses reimbursed by Manager (Note 5)	(150,512)
Expense reductions (Note 2)	(683)
Net expenses	44,158
Net investment income (loss)	27,927,990
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,938,275
Investments in affiliated issuers	(54,055,881)
Realized gains distributions from affiliated issuers (Note 10)	639,094
Foreign currency, forward contracts and foreign currency related transactions	(76)
Net realized gain (loss)	(51,478,588)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(990,772)
Investments in affiliated issuers	304,327
Foreign currency, forward contracts and foreign currency related transactions	(1)
Net unrealized gain (loss)	(686,446)
Net realized and unrealized gain (loss)	(52,165,034)
Net increase (decrease) in net assets resulting from operations	$(24,237,044)

See accompanying notes to the financial statements.

20

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$27,927,990	$89,279,309
Net realized gain (loss)	(51,478,588)	(342,664,709)
Change in net unrealized appreciation (depreciation)	(686,446)	1,044,631,683
Net increase (decrease) in net assets from operations	(24,237,044)	791,246,283
Distributions to shareholders from:
Net investment income
Class III	(1,171,383)	(115,922,229)
	(1,171,383)	(115,922,229)
Net share transactions (Note 9):
Class III	108,151,649	(5,463,035)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	239,396	1,444,675
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	108,391,045	(4,018,360)
Total increase (decrease) in net assets	82,982,618	671,305,694
Net assets:
Beginning of period	3,104,292,736	2,432,987,042
End of period (including distributions in excess of net investment income of $9,983,031 and $36,739,638, respectively)	$3,187,275,354	$3,104,292,736

See accompanying notes to the financial statements.

21

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$9.30		$7.28		$11.37		$12.01		$11.76	$11.33
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.27		0.87		0.48		0.39	0.36
Net realized and unrealized gain (loss)	(0.15)		2.10		(3.43)		0.05		0.66	0.86
Total from investment operations	(0.07)		2.37		(2.56)		0.53		1.05	1.22
Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.35)		(1.04)		(0.53)		(0.43)	(0.37)
From net realized gains	—		—		(0.49)		(0.64)		(0.37)	(0.42)
Total distributions	(0.00)		(0.35)		(1.53)		(1.17)		(0.80)	(0.79)
Net asset value, end of period	$9.23		$9.30		$7.28		$11.37		$12.01	$11.76
Total Return(c)	(0.72	)%**	32.60%		(24.30)%		4.10%		9.22%	11.05%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,187,275		$3,104,293		$2,432,987		$3,364,855		$3,079,164	$1,812,191
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.75	%*	3.00%		8.81%		3.89%		3.28%	3.17%
Portfolio turnover rate	13	%**	29%		44%		76%		23%	16%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01	$0.01

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  Distributions from net investment income were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Global Balanced Asset Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Global Balanced Index. The GMO Global Balanced Index is a composite benchmark computed by the Manager, consisting of (i) the MSCI ACWI (All Country World Index) Index and (ii) the Barclays Capital U.S. Aggregate Index in the following proportions: 65% MSCI ACWI Index and 35% Barclays Capital U.S. Aggregate Index. The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may be exposed to foreign and U.S. equity investments (including emerging country equities, both growth and value style equities, and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income, and commodities). The Manager changes the Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. The Manager, however, intends to invest at least 25% of the Fund's assets in fixed income investments and at least 25% in equity investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

23

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of GMO Alternative Asset Opportunity Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the Fund and the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.2% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that

24

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 40.9% and 0.1%, respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 1.4% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities and preferred stocks using a specified spread above the LIBOR Rate or U.S. Treasury yield.

25

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$3,121,439,016	$—	$—	$3,121,439,016
Debt Obligations
Asset-Backed Securities	—	14,524,464	49,518,273	64,042,737
Corporate Debt	—	635,375	—	635,375
U.S. Government Agency	—	—	1,173,361	1,173,361
TOTAL DEBT OBLIGATIONS	—	15,159,839	50,691,634	65,851,473
Short-Term Investments	45,168	—	—	45,168
Total Investments	3,121,484,184	15,159,839	50,691,634	3,187,335,657
Total	$3,121,484,184	$15,159,839	$50,691,634	$3,187,335,657

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 9.4% and (0.1)% of total net assets, respectively.

26

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Debt Obligations
Asset-Backed Securities	$64,106,588	$(17,156,124)	$871,726	$1,878,659	$288,236	$—	$(470,812	)**	$49,518,273
U.S. Government Agency	1,373,924	(205,499)	6,125	5,770	(6,959)	—	—		1,173,361
Total Debt Obligations	65,480,512	(17,361,623)	877,851	1,884,429	281,277	—	(470,812	)**	50,691,634
Preferred Stocks	90,000	(156,410)	—	(2,398)	68,808	—	—		—
Total	$65,570,512	$(17,518,033)	$877,851	$1,882,031	$350,085	$—	$(470,812)		$50,691,634

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

27

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $16,675,356.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(292,518,509)
Total	$(292,518,509)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,506,260,115	$121,998,345	$(440,922,803)	$(318,924,458)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts

28

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Prior to June 30, 2010, the premium on cash purchases and the fee on cash redemptions were each 0.07% of the amount invested or redeemed. Effective June 30, 2010, the premium on cash purchases and the fee on cash redemptions were each 0.09% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase

29

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are

30

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new

31

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of

32

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

33

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $32,973 and $11,868, respectively. The compensation and expenses of the CCO are included in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.400%	0.063%	0.005%	0.468%

34

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $580,514,754 and $407,840,632, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 14.78% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.11% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	24,171,638	$224,553,821	42,511,488	$381,059,284
Shares issued to shareholders in reinvestment of distributions	110,643	1,014,601	10,743,096	99,072,970
Shares repurchased	(12,447,640)	(117,416,773)	(53,683,925)	(485,595,289)
Purchase premiums	—	162,558	—	242,434
Redemption fees	—	76,838	—	1,202,241
Net increase (decrease)	11,834,641	$108,391,045	(429,341)	$(4,018,360)

35

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Alpha Only Fund, Class IV	$414,351,557	$71,245,401	$59,626,539	$—	$—	$—	$422,674,277
GMO Asset Allocation Bond Fund, Class VI	130,221,749	80,165,798	64,560,522	1,167,167	639,094	—	149,473,714
GMO Domestic Bond Fund, Class VI	153,529,995	—	—	1,008,581	—	34,756,701	123,541,666
GMO Emerging Country Debt Fund, Class IV	13,084,375	588,411	—	588,411	—	—	15,291,023
GMO Emerging Markets Fund, Class VI	245,086,938	116,986,302	5,711,782	—	—	—	373,684,947
GMO Flexible Equities Fund, Class VI	48,307,295	938,285	680,617	—	—	—	44,735,060
GMO Inflation Indexed Plus Bond Fund, Class VI	33,878,670	222,934	75,000	—	—	—	37,178,651
GMO International Core Equity Fund, Class VI	316,191,644	193,341,269	13,100,871	2,460,515	—	—	482,519,574
GMO International Growth Equity Fund, Class IV	137,124,023	5,034,989	10,142,975	451,942	—	—	129,901,114
GMO International Intrinsic Value Fund, Class IV	134,818,303	6,389,828	7,883,472	546,069	—	—	128,478,710
GMO International Small Companies Fund, Class III	55,989,577	862,429	58,345,568	562,894	—	—	—
GMO Quality Fund, Class VI	963,211,867	37,897,504	155,409,554	9,359,067	—	—	782,066,899
GMO Short-Duration Investment Fund, Class III	2,903,113	6,260	—	8,022	—	—	2,963,372
GMO Special Situations Fund, Class VI	93,869,260	66,835,344	1,228,858	—	—	—	155,468,033
GMO Strategic Fixed Income Fund, Class VI	245,961,786	—	—	8,792,681	—	4,328,765	250,566,622
GMO World Opportunity Overlay Fund	21,996,890	—	—	—	—	—	22,895,354
Totals	$3,010,527,042	$580,514,754	$376,765,758	$24,945,349	$639,094	$39,085,466	$3,121,439,016

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011 and in the case of GMO Inflation Indexed Plus Bond Fund, Class VI, through its tax year ending December 31, 2010.

36

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees observed that the comparative data provided by the third-party data services was based on peer groups that included funds with investment approaches that were substantially different from that of the

37

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Fund. As a result, the Trustees gave more weight to the Fund's performance relative to its benchmark than to the peer group data. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

38

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

39

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.47%	$1,000.00	$992.80	$2.36
2) Hypothetical	0.47%	$1,000.00	$1,022.84	$2.40

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

40

GMO Global Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	92.4%
Short-Term Investments	10.7
Options Purchased	1.9
Forward Currency Contracts	1.8
Futures Contracts	0.8
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swap Agreements	(1.1)
Reverse Repurchase Agreements	(1.3)
Written Options	(1.5)
Other	(4.0)
100.0%
Country / Region Summary**	% of Investments
Euro Region***	30.0%
United States	29.5
Japan	28.6
Canada	5.4
United Kingdom	3.4
Emerging****	3.3
Sweden	1.1
Norway	0.0
New Zealand	0.0
Switzerland	(0.1)
Australia	(1.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

1

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 28.3%
		Canada — 1.9%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20	1,990,529
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23	2,136,798
		Total Canada	4,127,327
		France — 3.5%
		Foreign Government Obligations
EUR	5,000,000	Government of France, 4.00%, due 10/25/38	7,530,002
		Germany — 0.8%
		Foreign Government Obligations
EUR	1,000,000	Republic of Deutschland, 4.75%, due 07/04/34	1,720,546
		Italy — 0.8%
		Foreign Government Obligations
EUR	1,500,000	Republic of Italy, 4.00%, due 02/01/37	1,762,207
		Japan — 10.8%
		Foreign Government Obligations
JPY	1,800,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	23,597,119
		Spain — 0.6%
		Foreign Government Obligations
EUR	1,000,000	Government of Spain, 4.70%, due 07/30/41	1,239,346
		United Kingdom — 3.5%
		Foreign Government Obligations
GBP	4,500,000	U.K. Treasury Gilt, 4.25%, due 12/07/27	7,507,373
		United States — 6.4%
		U.S. Government
USD	3,184,693	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a)(b)	3,224,253
USD	15,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	10,787,145
		Total United States	14,011,398
		TOTAL DEBT OBLIGATIONS (COST $56,760,764)	61,495,318

See accompanying notes to the financial statements.

2

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 71.0%
	United States — 71.0%
	Affiliated Issuers
707,579	GMO Emerging Country Debt Fund, Class III	6,721,998
7,873,225	GMO Short-Duration Collateral Fund	91,959,273
45,838	GMO Special Purpose Holding Fund (c)	24,753
503,212	GMO U.S. Treasury Fund	12,580,306
1,948,199	GMO World Opportunity Overlay Fund	43,191,579
	Total United States	154,477,909
	TOTAL MUTUAL FUNDS (COST $169,666,810)	154,477,909
	SHORT-TERM INVESTMENTS — 2.0%
	Money Market Funds — 0.5%
978,126	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	978,126
	U.S. Government — 1.5%
3,375,000	U.S. Treasury Bill, 0.21%, due 06/30/11 (a)(d)	3,369,053
	TOTAL SHORT-TERM INVESTMENTS (COST $4,344,870)	4,347,179
	TOTAL INVESTMENTS — 101.3% (Cost $230,772,444)	220,320,406
	Other Assets and Liabilities (net) — (1.3%)	(2,814,111)
	TOTAL NET ASSETS — 100.0%	$217,506,295

See accompanying notes to the financial statements.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Reverse Repurchase Agreements

Average balance outstanding	$(9,154,625)
Average interest rate	0.32%
Maximum balance outstanding	$(9,525,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/26/10	Royal Bank of Scotland PLC	AUD	2,400,000	$2,121,662	$(15,870)
10/26/10	Deutsche Bank AG	AUD	10,800,000	9,547,480	103,159
10/26/10	Citigroup	AUD	500,000	442,013	(9,517)
11/02/10	Deutsche Bank AG	CAD	6,100,000	5,714,748	(186,449)
11/02/10	Royal Bank of Scotland PLC	CAD	800,000	749,475	(22,372)
10/05/10	Deutsche Bank AG	CHF	14,000,000	13,793,769	598,720
10/05/10	Royal Bank of Scotland PLC	CHF	700,000	689,689	15,669
10/05/10	Citigroup	CHF	1,200,000	1,182,323	27,000
10/12/10	Royal Bank of Scotland PLC	EUR	1,300,000	1,647,343	(4,705)
10/12/10	Deutsche Bank AG	EUR	44,500,000	56,389,806	1,399,538
9/07/10	Barclays	GBP	1,100,000	1,686,957	105,080
9/07/10	Citigroup	GBP	1,200,000	1,840,317	(68,829)
9/07/10	Deutsche Bank AG	GBP	1,000,000	1,533,598	(38,163)
10/19/10	Royal Bank of Scotland PLC	JPY	170,000,000	2,024,590	20,508
9/07/10	Deutsche Bank AG	JPY	552,665,821	6,591,125	—
10/19/10	Deutsche Bank AG	JPY	4,162,600,000	49,573,880	2,390,120
9/21/10	Deutsche Bank AG	NZD	8,300,000	5,779,006	201,043
				$161,307,781	$4,514,932

See accompanying notes to the financial statements.

4

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
11/02/10	Royal Bank of Scotland PLC	CAD	4,300,000	$4,028,429	$52,121
11/02/10	Deutsche Bank AG	CAD	13,000,000	12,178,971	263,288
10/05/10	Deutsche Bank AG	CHF	16,400,000	16,158,415	(1,259,009)
10/12/10	Deutsche Bank AG	EUR	7,500,000	9,503,900	176,594
10/12/10	Royal Bank of Scotland PLC	EUR	1,100,000	1,393,905	9,497
9/07/10	Royal Bank of Scotland PLC	GBP	1,300,000	1,993,677	41,350
9/07/10	Deutsche Bank AG	GBP	600,000	920,159	10,537
10/19/10	Deutsche Bank AG	JPY	650,000,000	7,741,081	(17,053)
9/21/10	Royal Bank of Scotland PLC	NZD	4,500,000	3,133,196	108,979
9/21/10	Citigroup	NZD	1,100,000	765,892	33,808
9/21/10	Deutsche Bank AG	NZD	1,200,000	835,519	11,705
				$58,653,144	$(568,183)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/14/10	Deutsche Bank AG	NOK	27,949,551	EUR	3,500,000	$6,843
9/28/10	Deutsche Bank AG	SEK	12,350,974	EUR	1,300,000	(22,934)
9/14/10	Deutsche Bank AG	EUR	6,400,000	NOK	50,637,554	(87,013)
9/14/10	Royal Bank of Scotland PLC	EUR	700,000	NOK	5,601,218	423
						$(102,681)

See accompanying notes to the financial statements.

5

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
52	Canadian Government Bond 10 Yr.	December 2010	$6,158,466	$29,404
128	Euro BOBL	September 2010	19,946,391	295,253
107	Euro Bund	September 2010	18,281,358	677,147
22	Japanese Government Bond 10 Yr. (TSE)	September 2010	37,463,125	458,082
35	U.S. Treasury Bond 30 Yr. (CBT)	September 2010	4,775,313	369,051
5	U.S. Treasury Bond 30 Yr. (CBT)	December 2010	675,156	9,672
115	U.S. Treasury Note 2 Yr. (CBT)	December 2010	25,201,172	1,452
164	U.S. Treasury Note 5 Yr. (CBT)	December 2010	19,732,531	45,173
116	U.S. Treasury Note 10 Yr. (CBT)	September 2010	14,674,000	554,147
			$146,907,512	$2,439,381
Sales
20	Australian Government Bond 3 Yr.	September 2010	$1,864,937	$(18,150)
10	Australian Government Bond 10 Yr.	September 2010	977,059	(29,411)
8	Japanese Government Bond 10 Yr. (LIFFE)	September 2010	13,610,572	(495)
11	UK Gilt Long Bond	December 2010	2,117,633	(2,224)
			$18,570,201	$(50,280)

See accompanying notes to the financial statements.

6

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive^ (Pay)	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
21,000,000	USD	3/20/2014	Deutsche Bank AG	(Pay)	1.70%	2.20%	Republic of Italy	N/A		$280,804
15,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	2.33%	Republic of Italy	15,000,000	USD	(638,987)
										$(358,183)
									Premiums to (Pay) Receive	$—

^  Receive - Fund receives premium and sells credit protection.
  (Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
25,000,000	SEK	9/15/2015	Barclays	Receive	2.50%	3 Month SEK STIBOR	$67,815
3,800,000	CHF	3/16/2016	JPMorgan Chase Bank	Receive	1.30%	6 Month CHF LIBOR	13,659
7,600,000	CHF	3/16/2016	Barclays	Receive	1.30%	6 Month CHF LIBOR	27,319
							$108,793
						Premiums to (Pay) Receive	$(22,670)

#  Receive - Fund receives fixed rate and pays variable rate.
  (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

7

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CBT - Chicago Board of Trade

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TSE - Tokyo Stock Exchange

(a)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  Underlying investment represents interests in defaulted claims.

(d)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

8

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $61,105,634) (Note 2)	$65,842,497
Investments in affiliated issuers, at value (cost $169,666,810) (Notes 2 and 10)	154,477,909
Foreign currency, at value (cost $251) (Note 2)	251
Dividends and interest receivable	476,810
Unrealized appreciation on open forward currency contracts (Note 4)	5,575,982
Receivable for variation margin on open futures contracts (Note 4)	310,820
Receivable for open swap contracts (Note 4)	389,597
Receivable for expenses reimbursed by Manager (Note 5)	10,163
Total assets	227,084,029
Liabilities:
Payable for investments purchased	7,078,912
Payable to affiliate for (Note 5):
Management fee	33,317
Shareholder service fee	26,303
Trustees and Chief Compliance Officer of GMO Trust fees	353
Payable to broker for closed futures contracts	283
Unrealized depreciation on open forward currency contracts (Note 4)	1,731,914
Payable for open swap contracts (Note 4)	638,987
Accrued expenses	67,665
Total liabilities	9,577,734
Net assets	$217,506,295
Net assets consist of:
Paid-in capital	$260,503,319
Distributions in excess of net investment income	(10,587,820)
Accumulated net realized loss	(27,904,903)
Net unrealized depreciation	(4,504,301)
$217,506,295
Net assets attributable to:
Class III shares	$217,506,295
Shares outstanding:
Class III	27,149,282
Net asset value per share:
Class III	$8.01

See accompanying notes to the financial statements.

9

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$1,126,464
Interest	734,265
Dividends	124
Total investment income	1,860,853
Expenses:
Management fee (Note 5)	196,561
Shareholder service fee – Class III (Note 5)	155,180
Custodian, fund accounting agent and transfer agent fees	58,236
Audit and tax fees	34,316
Interest expense (Note 2)	12,100
Legal fees	5,980
Trustees fees and related expenses (Note 5)	2,149
Registration fees	1,840
Miscellaneous	1,931
Total expenses	468,293
Fees and expenses reimbursed by Manager (Note 5)	(38,668)
Expense reductions (Note 2)	(24)
Indirectly incurred fees waived or borne by Manager (Note 3)	(16,248)
Shareholder service fee waived (Note 5)	(5,744)
Net expenses	407,609
Net investment income (loss)	1,453,244
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,258
Investments in affiliated issuers	(1,474,790)
Realized gains distributions from affiliated issuers (Note 10)	523
Closed futures contracts	5,750,324
Closed swap contracts	(487,196)
Foreign currency, forward contracts and foreign currency related transactions	(6,753,140)
Net realized gain (loss)	(2,959,021)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,253,173
Investments in affiliated issuers	8,161,535
Open futures contracts	1,337,619
Open swap contracts	(324,324)
Foreign currency, forward contracts and foreign currency related transactions	4,195,123
Net unrealized gain (loss)	18,623,126
Net realized and unrealized gain (loss)	15,664,105
Net increase (decrease) in net assets resulting from operations	$17,117,349

See accompanying notes to the financial statements.

10

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,453,244	$3,653,268
Net realized gain (loss)	(2,959,021)	(2,147,889)
Change in net unrealized appreciation (depreciation)	18,623,126	66,752,334
Net increase (decrease) in net assets from operations	17,117,349	68,257,713
Distributions to shareholders from:
Net investment income
Class III	(5,806,968)	(20,301,309)
	(5,806,968)	(20,301,309)
Net share transactions (Note 9):
Class III	(7,679,128)	(96,209,181)
Redemption fees (Notes 2 and 9):
Class III	—	421,557
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(7,679,128)	(95,787,624)
Total increase (decrease) in net assets	3,631,253	(47,831,220)
Net assets:
Beginning of period	213,875,042	261,706,262
End of period (including distributions in excess of net investment income of $10,587,820 and $6,234,096, respectively)	$217,506,295	$213,875,042

See accompanying notes to the financial statements.

11

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$7.58		$6.33		$8.70		$8.92		$8.53	$9.11
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.10		0.25		0.42		0.38	0.18
Net realized and unrealized gain (loss)	0.61		1.66		(2.11)		0.11		0.38	(0.57)
Total from investment operations	0.66		1.76		(1.86)		0.53		0.76	(0.39)
Less distributions to shareholders:
From net investment income	(0.23)		(0.51)		(0.51)		(0.75)		(0.37)	(0.19)
Total distributions	(0.23)		(0.51)		(0.51)		(0.75)		(0.37)	(0.19)
Net asset value, end of period	$8.01		$7.58		$6.33		$8.70		$8.92	$8.53
Total Return(b)	8.81	%**	28.99%		(22.77)%		6.50%		8.99%	(4.33)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$217,506		$213,875		$261,706		$338,614		$185,321	$168,324
Net operating expenses to average daily net assets(c)	0.38	%(d)*	0.38	%(d)	0.39	%(d)	0.38	%(d)	0.39%	0.37%
Interest expense to average daily net assets(e)	0.01	%*	0.00	%(f)	—		—		—	—
Total net expenses to average daily net assets(c)	0.39	%(d)*	0.38	%(d)	0.39	%(d)	0.38	%(d)	0.39%	0.37%
Net investment income (loss) to average daily net assets(a)	1.40	%*	1.37%		3.24%		4.86%		4.33%	2.12%
Portfolio turnover rate	24	%**	31%		35%		20%		22%	20%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.06	%*	0.04%		0.03%		0.03%		0.06%	0.07%
Redemption fees consisted of the following per share amounts:†	—		$0.01		$0.00	(g)	—		—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Interest expense was less than 0.01% to average daily net assets.

(g)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Global Government Bond Index. The Fund seeks to add value relative to its benchmark by exploiting misvaluations in global interest rates, sectors, currencies, credit and emerging country debt markets. As a result, the Fund's interest rate, sector, credit and currency exposures will differ from those of its benchmark.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or are likely to provide downside protection. The Manager selects investments based on an evaluation of various factors including, but not limited to, fundamental factors such as inflation and current account positions, as well as price-based factors such as interest and exchange rates.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in bonds. The term "bond" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments.

The Fund implements its investment program by investing in or holding: exchange-traded and over-the-counter ("OTC") derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); foreign government securities and other investment-grade bonds denominated in various currencies, including U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities); shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to attempt to exploit misvaluations in world interest rates, currencies and

13

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); shares of GMO Debt Opportunities Fund (to seek to generate a positive return by investing in a wide variety of U.S. and foreign debt investments without regard to the credit quality of the investment); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

Historically, the Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of SDCF (a fund that invests primarily in asset-backed securities) and Overlay Fund (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF and Overlay Fund, currently has and may continue to have material exposure to below investment grade securities. This is in addition to the Fund's below investment grade emerging country debt investments. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2010, shares of SDCF, GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

14

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.9% of net assets. The underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 5.7% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

15

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and inputs from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$14,011,398	$—	$14,011,398
Foreign Government Obligations	—	47,483,920	—	47,483,920
TOTAL DEBT OBLIGATIONS	—	61,495,318	—	61,495,318
Mutual Funds	154,453,156	24,753	—	154,477,909
Short-Term Investments	4,347,179	—	—	4,347,179
Total Investments	158,800,335	61,520,071	—	220,320,406
Derivatives Swap Agreements
Interest Rate Risk	—	108,793	—	108,793
Credit Risk	—	280,804	—	280,804
Futures Contracts
Interest Rate Risk	2,439,381	—	—	2,439,381
Forward Currency Contracts
Foreign Exchange Rate Risk	—	5,575,982	—	5,575,982
Total	$161,239,716	$67,485,650	$—	$228,725,366

16

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements Credit Risk	$—	$(638,987)	$—	$(638,987)
Futures Contracts
Interest Rate Risk	(50,280)	—	—	(50,280)
Forward Currency Contracts
Foreign Exchange Rate Risk	—	(1,731,914)	—	(1,731,914)
Total	$(50,280)	$(2,370,901)	$—	$(2,421,181)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 36.8% and (0.1)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Swap Agreements	$17,943	$54,600	$—	$(54,600)	$(376,126)	$—	$358,183	**	$—
Total	$17,943	$54,600	$—	$(54,600)	$(376,126)	$—	$358,183		$—

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

17

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

18

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

19

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $3,596,491.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(7,601,799)
2/28/2014	(7,575,780)
2/28/2015	(269,796)
2/28/2017	(4,412,277)
2/28/2018	(6,769,760)
Total	$(26,629,412)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$237,651,870	$5,594,707	$(22,926,171)	$(17,331,464)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts

20

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid

21

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

22

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from the Fund's to focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset

23

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets

24

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate

25

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed

26

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in

27

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

28

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

29

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity's credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

30

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$2,439,381	$—	$—	$—	$—	$2,439,381
Unrealized appreciation on forward currency contracts	—	5,575,982	—	—	—	5,575,982
Unrealized appreciation on swap agreements	108,793	—	280,804	—	—	389,597
Total	$2,548,174	$5,575,982	$280,804	$—	$—	$8,404,960
Liabilities:
Unrealized depreciation on futures contracts*	$(50,280)	$—	$—	$—		$(50,280)
Unrealized depreciation on forward currency contracts	—	(1,731,914)	—	—		(1,731,914)
Unrealized depreciation on swap agreements	—	—	(638,987)	—		(638,987)
Total	$(50,280)	$(1,731,914)	$(638,987)	$—	$—	$(2,421,181)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair values of derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

31

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$5,750,324	$—	$—	$—	$—	$5,750,324
Forward currency contracts	—	(6,781,126)	—	—	—	(6,781,126)
Swap contracts	(432,596)	—	(54,600)	—	—	(487,196)
Total	$5,317,728	$(6,781,126)	$(54,600)	$—	$—	$(1,517,998)
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,337,619	$—	$—	$—	$—	$1,337,619
Forward currency contracts	—	4,201,580	—	—	—	4,201,580
Swap contracts	51,802	—	(376,126)	—	—	(324,324)
Total	$1,389,421	$4,201,580	$(376,126)	$—	$—	$5,214,875

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for   the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements
Average amount outstanding	$164,169,951	$133,406,570	$62,490,477

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the

32

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $2,149 and $736, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
0.020%	0.006%	0.013%	0.039%

33

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $63,664,681 and $50,200,000, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 65.33% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.03% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 51.84% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,620,402	$12,746,840	1,294,349	$9,676,543
Shares issued to shareholders in reinvestment of distributions	500,029	3,850,220	287,450	2,026,517
Shares repurchased	(3,202,757)	(24,276,188)	(14,686,486)	(107,912,241)
Redemption fees	—	—	—	421,557
Net increase (decrease)	(1,082,326)	$(7,679,128)	(13,104,687)	$(95,787,624)

34

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Emerging Country Debt Fund, Class III	$9,552,710	$257,887	$4,100,000	$257,887	$—	$—	$6,721,998
GMO Short-Duration Collateral Fund	117,940,927	—	—	864,757	—	29,800,392	91,959,273
GMO Special Purpose Holding Fund	25,211	—	—	—	—	—	24,753
GMO U.S. Treasury Fund	3,526,004	46,354,343	37,300,000	3,820	523	—	12,580,306
GMO World Opportunity Overlay Fund	46,984,479	3,150,000	8,800,000	—	—	—	43,191,579
Totals	$178,029,331	$49,762,230	$50,200,000	$1,126,464	$523	$29,800,392	$154,477,909

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

35

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

36

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources,

37

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

38

GMO Global Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.43%	$1,000	$1,088.10	$2.26
2	) Hypothetical	0.43%	$1,000	$1,023.04	$2.19

*  Expenses are calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

39

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.1%
Short-Term Investments	3.1
Preferred Stocks	1.6
Cash and Cash Equivalents	1.2
Investment Funds	0.1
Debt Obligations	0.1
Options Purchased	0.0
Private Equity Securities	0.0
Rights and Warrants	0.0
Written Options	(0.0)
Forward Currency Contracts	(0.0)
Swap Agreements	(0.3)
Futures Contracts	(0.9)
Other	1.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Global Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
United States	35.0%
Euro Region***	13.9
Japan	11.7
United Kingdom	10.5
Switzerland	5.4
South Korea	3.4
Russia	2.6
Brazil	2.0
Sweden	1.7
Singapore	1.6
Taiwan	1.4
China	1.3
Turkey	1.3
Australia	1.1
Thailand	1.1
India	1.1
Denmark	0.7
Hong Kong	0.6
South Africa	0.5
Indonesia	0.4
Czech Republic	0.4
Norway	0.3
Egypt	0.3
Hungary	0.3
Mexico	0.3
Malaysia	0.3
Canada	0.2
Poland	0.2
New Zealand	0.1
Chile	0.1
Israel	0.1
Philippines	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO Global Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
2,363,073	GMO Alpha Only Fund, Class IV	11,508,165
11,916,399	GMO Emerging Markets Fund, Class VI	146,810,040
813,857	GMO Flexible Equities Fund, Class VI	13,900,675
8,333,477	GMO International Core Equity Fund, Class VI	206,336,889
3,916,319	GMO International Growth Equity Fund, Class IV	75,976,578
3,969,828	GMO International Intrinsic Value Fund, Class IV	74,910,654
18,341,066	GMO Quality Fund, Class VI	322,435,940
17,024	GMO Short-Duration Investment Fund, Class III	139,939
3,368,182	GMO U.S. Core Equity Fund, Class VI	33,210,276
		885,229,156
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a)	30
	TOTAL AFFILIATED ISSUERS (COST $834,106,643)	885,229,186
	SHORT-TERM INVESTMENTS — 0.0%
	Time Deposits — 0.0%
31,264	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2010	31,264
	TOTAL SHORT-TERM INVESTMENTS (COST $31,264)	31,264
	TOTAL INVESTMENTS — 100.0% (Cost $834,137,907)	885,260,450
	Other Assets and Liabilities (net) — (0.0%)	(52,882)
	TOTAL NET ASSETS — 100.0%	$885,207,568

See accompanying notes to the financial statements.

3

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

(a)  Underlying investment represents interests in defaulted claims.

See accompanying notes to the financial statements.

4

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $31,264) (Notes 2 and 10)	$31,264
Investments in affiliated issuers, at value (cost $834,106,643) (Note 2)	885,229,186
Receivable for expenses reimbursed by Manager (Note 5)	11,439
Total assets	885,271,889
Liabilities:
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	1,290
Accrued expenses	63,031
Total liabilities	64,321
Net assets	$885,207,568
Net assets consist of:
Paid-in capital	$988,834,441
Accumulated undistributed net investment income	5,329,922
Accumulated net realized loss	(160,079,338)
Net unrealized appreciation	51,122,543
$885,207,568
Net assets attributable to:
Class III shares	$885,207,568
Shares outstanding:
Class III	123,523,161
Net asset value per share:
Class III	$7.17

See accompanying notes to the financial statements.

5

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$5,365,698
Interest	2
Total investment income	5,365,700
Expenses:
Custodian, fund accounting agent and transfer agent fees	25,300
Legal fees	18,952
Audit and tax fees	16,836
Trustees fees and related expenses (Note 5)	8,153
Registration fees	2,300
Miscellaneous	6,624
Total expenses	78,165
Fees and expenses reimbursed by Manager (Note 5)	(67,160)
Expense reductions (Note 2)	(604)
Net expenses	10,401
Net investment income (loss)	5,355,299
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(803,443)
Net realized gain (loss)	(803,443)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(30,993,501)
Net realized and unrealized gain (loss)	(31,796,944)
Net increase (decrease) in net assets resulting from operations	$(26,441,645)

See accompanying notes to the financial statements.

6

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,355,299	$16,058,955
Net realized gain (loss)	(803,443)	(139,014,177)
Change in net unrealized appreciation (depreciation)	(30,993,501)	282,127,540
Net increase (decrease) in net assets from operations	(26,441,645)	159,172,318
Distributions to shareholders from:
Net investment income
Class III	(1,861,814)	(14,212,365)
Net realized gains
Class III	—	(3,648,757)
	(1,861,814)	(17,861,122)
Net share transactions (Note 9):
Class III	208,388,292	131,749,573
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	257,141	526,638
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	208,645,433	132,276,211
Total increase (decrease) in net assets	180,341,974	273,587,407
Net assets:
Beginning of period	704,865,594	431,278,187
End of period (including accumulated undistributed net investment income of $5,329,922 and $1,836,437, respectively)	$885,207,568	$704,865,594

See accompanying notes to the financial statements.

7

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$7.40		$5.29		$10.25		$11.96		$11.89	$11.63
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.20		0.34		0.20		0.23	0.23
Net realized and unrealized gain (loss)	(0.26)		2.11		(4.01)		0.09	(b)	1.08	1.32
Total from investment operations	(0.21)		2.31		(3.67)		0.29		1.31	1.55
Less distributions to shareholders:
From net investment income	(0.02)		(0.15)		(0.31)		(0.49)		(0.38)	(0.34)
From net realized gains	—		(0.05)		(0.98)		(1.51)		(0.86)	(0.95)
Total distributions	(0.02)		(0.20)		(1.29)		(2.00)		(1.24)	(1.29)
Net asset value, end of period	$7.17		$7.40		$5.29		$10.25		$11.96	$11.89
Total Return(c)	(2.90	)%**	43.73%		(39.44)%		1.01%		11.56%	13.91%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$885,208		$704,866		$431,278		$356,524		$354,236	$326,032
Net expenses to average daily net assets(d)(e)	0.00	%*(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.30	%*	2.78%		4.27%		1.63%		1.90%	1.99%
Portfolio turnover rate	6	%**	34%		52%		30%		15%	20%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.03%		0.02%		0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	0.00	(g)	$0.01		$0.01		$0.00	(g)	$0.00 (g)	$0.00 (g)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Global Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI ACWI (All Country World Index). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign and U.S. equity investments (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80%of its assets in equity investments. The term "equity investments" refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Manager changes the Fund's holdings of the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

9

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.3% of net assets. The underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 56.8% and (0.1)%, respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

10

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$885,229,156	$—	$—	$885,229,156
Private Investment Fund	—	30	—	30
Short-Term Investments	31,264	—	—	31,264
Total Investments	885,260,420	30	—	885,260,450
Total	$885,260,420	$30	$—	$885,260,450

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities using Level 3 inputs were 1.3% of total net assets.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after

11

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $4,714,325.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(12,045,252)
Total	$(12,045,252)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$974,580,034	$—	$(89,319,584)	$(89,319,584)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the

12

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Prior to June 30, 2010, the premium on cash purchases and the fee on cash redemptions were each 0.11% of the amount invested or redeemed. Effective June 30, 2010, the premium on cash purchases and the fee on cash redemptions were each 0.13% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a

13

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and /or redemption fees may be waived at the Manager's discretion when they are de minimis and /or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and /or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and /or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as

14

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new

15

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater market risk and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate related investments that factors affecting the real estate industry may cause the value of the Fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

16

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $8,153 and $2,852, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

17

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.456%	0.062%	0.000%	0.518%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $258,858,037 and $46,717,187, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, the Fund had no shareholders who individually held more than 10% of the fund's outstanding shares.

As of August 31, 2010, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion

18

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	30,174,061	$222,221,641	46,544,896	$312,606,188
Shares issued to shareholders in reinvestment of distributions	186,093	1,332,426	1,696,262	12,485,743
Shares repurchased	(2,131,936)	(15,165,775)	(34,398,417)	(193,342,358)
Purchase premiums	—	249,380	—	336,280
Redemption fees	—	7,761	—	190,358
Net increase (decrease)	28,228,218	$208,645,433	13,842,741	$132,276,211

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class IV	$10,242,390	$1,344,516	$—	$—	$—	$11,508,165
GMO Emerging Markets Fund, Class VI	91,427,217	50,061,976	1,500,000	—	—	146,810,040
GMO Flexible Equities Fund, Class VI	14,048,654	1,084,266	—	—	—	13,900,675
GMO International Core Equity Fund, Class VI	124,737,553	88,890,479	1,127,196	1,012,657	—	206,336,889
GMO International Growth Equity Fund, Class IV	65,456,833	12,590,165	565,418	262,588	—	75,976,578
GMO International Intrinsic Value Fund, Class IV	64,812,931	13,793,866	550,000	316,279	—	74,910,654
GMO International Small Companies Fund, Class III	12,192,825	533,947	12,981,911	131,599	—	—

19

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Quality Fund, Class VI	$284,801,188	$77,584,476	$16,282,070	$3,330,447	$—	$322,435,940
GMO Short-Duration Investment Fund, Class III	137,011	379	—	379	—	139,939
GMO SPV I, LLC	32	—	—	—	—	30
GMO U.S. Core Equity Fund, Class VI	37,011,744	12,972,905	13,691,448	311,685	—	33,210,276
GMO U.S. Growth Fund, Class III	16,902	1,061	19,145	64	—	—
Totals	$704,885,280	$258,858,036	$46,717,188	$5,365,698	$—	$885,229,186

20

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

21

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

22

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

23

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.52%	$1,000.00	$971.00	$2.58
2) Hypothetical	0.52%	$1,000.00	$1,022.58	$2.65

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.2%
Short-Term Investments	6.2
Options Purchased	2.2
Swap Agreements	0.6
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.1)
Futures Contracts	(0.3)
Reverse Repurchase Agreements	(1.5)
Written Options	(1.8)
Other	(0.8)
100.0%
Country / Region Summary**	% of Investments
United States	95.7%
Canada	3.7
Emerging***	3.6
Euro Region****	3.3
Sweden	0.7
Norway	0.0
New Zealand	0.0
Switzerland	(0.7)
Australia	(1.8)
Japan	(1.9)
United Kingdom	(2.6)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

****  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 27.3%
	U.S. Government — 27.3%
23,718,750	U.S. Treasury Inflation Indexed Bond, 0.63%, due 04/15/13 (a)	24,243,148
11,993,760	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20 (a)	12,336,710
4,482,480	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15 (a)	4,824,269
6,050,880	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40 (a)	6,796,367
15,132,040	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/17 (a)	16,863,947
11,269,164	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	13,225,423
4,912,040	U.S. Treasury Inflation Indexed Bond, 3.38%, due 04/15/32 (a)	6,607,460
5,303,680	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (a) (b)	7,349,739
13,507,491	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b)	13,675,281
	Total U.S. Government	105,922,344
	TOTAL DEBT OBLIGATIONS (COST $101,958,540)	105,922,344
	MUTUAL FUNDS — 70.6%
	Affiliated Issuers — 70.6%
1,423,864	GMO Emerging Country Debt Fund, Class IV	13,512,468
13,970,321	GMO Short-Duration Collateral Fund	163,173,353
28,918	GMO Special Purpose Holding Fund (c)	15,616
223,987	GMO U.S. Treasury Fund	5,599,665
4,132,071	GMO World Opportunity Overlay Fund	91,608,004
	TOTAL MUTUAL FUNDS (COST $270,042,983)	273,909,106
	SHORT-TERM INVESTMENTS — 1.3%
	Money Market Funds — 1.0%
3,972,133	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	3,972,133

See accompanying notes to the financial statements.

2

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — 0.3%
1,200,000	U.S. Treasury Bill, 0.21%, due 06/30/11 (b) (d)	1,197,886
	TOTAL SHORT-TERM INVESTMENTS (COST $5,169,199)	5,170,019
	TOTAL INVESTMENTS — 99.2% (Cost $377,170,722)	385,001,469
	Other Assets and Liabilities (net) — 0.8%	3,254,832
	TOTAL NET ASSETS — 100.0%	$388,256,301

See accompanying notes to the financial statements.

3

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Reverse Repurchase Agreements

Average balance outstanding	$(4,670,000)
Average interest rate	0.26%
Maximum balance outstanding	$(4,670,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/26/10	Citigroup	AUD	700,000	$618,818	$(13,324)
10/26/10	Deutsche Bank AG	AUD	18,900,000	16,708,091	162,479
10/26/10	Royal Bank of Scotland PLC	AUD	4,200,000	3,712,909	(28,559)
11/02/10	Deutsche Bank AG	CAD	13,000,000	12,178,971	(399,633)
11/02/10	Royal Bank of Scotland PLC	CAD	1,600,000	1,498,950	(44,743)
10/05/10	Royal Bank of Scotland PLC	CHF	1,400,000	1,379,377	31,337
10/05/10	Citigroup	CHF	2,500,000	2,463,173	56,249
10/05/10	Deutsche Bank AG	CHF	28,800,000	28,375,753	1,219,840
10/12/10	Deutsche Bank AG	EUR	13,800,000	17,487,176	(249,940)
10/12/10	Royal Bank of Scotland PLC	EUR	1,500,000	1,900,780	(4,820)
9/07/10	Citigroup	GBP	2,800,000	4,294,073	(160,601)
9/07/10	Deutsche Bank AG	GBP	2,700,000	4,140,713	(92,517)
10/19/10	Deutsche Bank AG	JPY	1,906,700,000	22,707,567	1,017,466
9/21/10	Deutsche Bank AG	NZD	17,000,000	11,836,519	410,029
				$129,302,870	$1,903,263

See accompanying notes to the financial statements.

4

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
11/02/10	Royal Bank of Scotland PLC	CAD	8,300,000	$7,775,805	$100,258
11/02/10	Deutsche Bank AG	CAD	25,200,000	23,608,467	520,826
10/05/10	Deutsche Bank AG	CHF	33,600,000	33,105,045	(2,579,433)
10/12/10	Deutsche Bank AG	EUR	18,400,000	23,316,234	293,772
9/07/10	Barclays	GBP	5,900,000	9,048,225	(563,612)
9/07/10	Deutsche Bank AG	GBP	1,400,000	2,147,037	24,588
9/07/10	Royal Bank of Scotland PLC	GBP	2,600,000	3,987,353	82,700
10/19/10	Deutsche Bank AG	JPY	160,000,000	1,905,497	(41,347)
10/19/10	Royal Bank of Scotland PLC	JPY	150,000,000	1,786,403	(15,604)
9/21/10	Citigroup	NZD	2,400,000	1,671,038	73,762
9/21/10	Deutsche Bank AG	NZD	2,300,000	1,601,411	22,435
9/21/10	Royal Bank of Scotland PLC	NZD	9,500,000	6,614,525	233,750
				$116,567,040	$(1,847,905)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/14/10	Deutsche Bank AG	NOK	62,254,381	EUR	7,800,000	$20,507
9/28/10	Deutsche Bank AG	SEK	39,099,170	EUR	4,100,000	(92,088)
9/14/10	Deutsche Bank AG	EUR	13,200,000	NOK	104,426,729	(181,560)
9/14/10	Royal Bank of Scotland PLC	EUR	1,500,000	NOK	12,002,610	907
						$(252,234)

See accompanying notes to the financial statements.

5

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
114	Canadian Government Bond 10 Yr.	December 2010	$13,501,252	$64,812
18	Euro BOBL	September 2010	2,804,961	44,262
37	Euro Bund	September 2010	6,321,591	247,005
38	U.S. Treasury Bond 30 Yr. (CBT)	September 2010	5,184,625	409,136
39	U.S. Treasury Note 2 Yr. (CBT)	December 2010	8,546,484	492
60	U.S. Treasury Note 5 Yr. (CBT)	December 2010	7,219,219	16,527
			$43,578,132	$782,234
Sales
54	Australian Government Bond 3 Yr.	September 2010	$5,035,331	$(47,969)
27	Australian Government Bond 10 Yr.	September 2010	2,638,059	(80,017)
5	Japanese Government Bond 10 Yr. (TSE)	September 2010	8,514,348	(105,859)
52	UK Gilt Long Bond	December 2010	10,010,629	(10,513)
34	U.S. Treasury Note 10 Yr. (CBT)	September 2010	4,301,000	(206,680)
			$30,499,367	$(451,038)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
7,300,000	CHF	3/16/2016	JPMorgan Chase Bank	Receive	1.30%	6 Month CHF LIBOR	$26,241
14,600,000	CHF	3/16/2016	Barclays Bank PLC	Receive	1.30%	6 Month CHF LIBOR	52,481
29,700,000	SEK	9/15/2015	Barclays Bank PLC	Receive	2.50%	3 Month SEK STIBOR	80,564
							$159,286
						Premiums to (Pay) Receive	$(45,210)

#  Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.

6

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
275,000,000	USD	10/14/2010	Barclays Bank PLC	0.35%	Barclays TIPS Index
					Total Return (a)	$6,685,479
						$6,685,479
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CBT - Chicago Board of Trade

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TIPS - Treasury Inflation Protected Securities

TSE - Tokyo Stock Exchange

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(c)  Underlying investment represents interests in defaulted claims.

(d)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $107,127,739) (Note 2)	$111,092,363
Investments in affiliated issuers, at value (cost $270,042,983) (Notes 2 and 10)	273,909,106
Receivable for investments sold	8,400,000
Dividends and interest receivable	440,924
Unrealized appreciation on open forward currency contracts (Note 4)	4,270,905
Receivable for collateral on open futures contracts (Note 4)	71,357
Receivable for open swap contracts (Note 4)	6,844,765
Receivable for expenses reimbursed by Manager (Note 5)	29,175
Total assets	405,058,595
Liabilities:
Payable for investments purchased	1,638
Payable for Fund shares repurchased	12,000,000
Payable to affiliate for (Note 5):
Management fee	83,830
Shareholder service fee	24,454
Trustees and Chief Compliance Officer of GMO Trust fees	744
Payable for variation margin on open futures contracts (Note 4)	110,249
Unrealized depreciation on open forward currency contracts (Note 4)	4,467,781
Accrued expenses	113,598
Total liabilities	16,802,294
Net assets	$388,256,301
Net assets consist of:
Paid-in capital	$420,138,523
Distributions in excess of net investment income	(22,629,521)
Accumulated net realized loss	(24,017,270)
Net unrealized appreciation	14,764,569
$388,256,301
Net assets attributable to:
Class III shares	$75,537,988
Class VI shares	$312,718,313
Shares outstanding:
Class III	3,759,612
Class VI	15,561,598
Net asset value per share:
Class III	$20.09
Class VI	$20.10

See accompanying notes to the financial statements.

8

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$2,060,545
Interest	1,403,388
Dividends	209
Total investment income	3,464,142
Expenses:
Management fee (Note 5)	514,123
Shareholder service fee – Class III (Note 5)	56,326
Shareholder service fee – Class VI (Note 5)	92,455
Custodian, fund accounting agent and transfer agent fees	79,672
Audit and tax fees	34,776
Legal fees	11,408
Trustees fees and related expenses (Note 5)	4,455
Registration fees	1,748
Interest expense (Note 2)	163
Miscellaneous	3,956
Total expenses	799,082
Fees and expenses reimbursed by Manager (Note 5)	(128,248)
Expense reductions (Note 2)	(9)
Indirectly incurred fees waived or borne by Manager (Note 5)	(32,131)
Shareholder service fee waived (Note 5)	(7,571)
Net expenses	631,123
Net investment income (loss)	2,833,019
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,207,220
Investments in affiliated issuers	571,834
Realized gains distributions from affiliated issuers (Note 10)	1,695
Closed futures contracts	798,316
Closed swap contracts	7,981,188
Foreign currency, forward contracts and foreign currency related transactions	(325,690)
Net realized gain (loss)	10,234,563
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,029,532
Investments in affiliated issuers	11,760,965
Open futures contracts	354,588
Open swap contracts	7,370,134
Foreign currency, forward contracts and foreign currency related transactions	(581,386)
Net unrealized gain (loss)	22,933,833
Net realized and unrealized gain (loss)	33,168,396
Net increase (decrease) in net assets resulting from operations	$36,001,415

See accompanying notes to the financial statements.

9

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,833,019	$6,098,911
Net realized gain (loss)	10,234,563	24,421,315
Change in net unrealized appreciation (depreciation)	22,933,833	83,949,621
Net increase (decrease) in net assets from operations	36,001,415	114,469,847
Distributions to shareholders from:
Net investment income
Class III	—	(5,448,884)
Class VI	—	(12,391,638)
Total distributions from net investment income	—	(17,840,522)
Return of capital
Class III	—	(3,458,538)
Class VI	—	(8,000,942)
Total distributions from return of capital	—	(11,459,480)
	—	(29,300,002)
Net share transactions (Note 9):
Class III	(7,136,797)	(63,026,588)
Class VI	(45,697,127)	15,144,929
Increase (decrease) in net assets resulting from net share transactions	(52,833,924)	(47,881,659)
Redemption fees (Notes 2 and 9):
Class III	—	9,699
Class VI	—	21,546
Increase in net assets resulting from redemption fees	—	31,245
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(52,833,924)	(47,850,414)
Total increase (decrease) in net assets	(16,832,509)	37,319,431
Net assets:
Beginning of period	405,088,810	367,769,379
End of period (including distributions in excess of net investment income of $22,629,521 and $25,462,540, respectively)	$388,256,301	$405,088,810

See accompanying notes to the financial statements.

10

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007(a)
Net asset value, beginning of period	$18.40		$14.88	$23.52		$25.47		$24.96
Net investment income (loss)(b)†	0.12		0.25	0.82		1.13		0.75
Net realized and unrealized gain (loss)	1.57		4.45	(6.90)		(0.21)		0.68
Total from investment operations	1.69		4.70	(6.08)		0.92		1.43
From net investment income	—		(0.72)	(2.56)		(2.81)		(0.87)
From net realized gains	—		—	—		(0.06)		(0.05)
Return of capital	—		(0.46)	—		—		—
Total distributions	—		(1.18)	(2.56)		(2.87)		(0.92)
Net asset value, end of period	$20.09		$18.40	$14.88		$23.52		$25.47
Total Return(c)	9.18	%**	32.96%	(26.89)%		3.95%		5.79	%**
Net assets, end of period (000's)	$75,538		$76,048	$114,859		$137,492		$260,205
Net operating expenses to average daily net assets(e)	0.38	%(d)*	0.38%	0.39	%(d)	0.37	%(d)	0.39	%*
Interest expense to average daily net assets(g)	0.00	%(f)*	—	—		0.07%		—
Total net expenses to average daily net assets(e)	0.38	%(d)*	0.38%	0.39	%(d)	0.44	%(d)	0.39	%*
Net investment income (loss) to average daily net assets(b)	1.29	%*	1.50%	4.17%		4.51%		4.37	%*
Portfolio turnover rate	35	%**	44%	56%		131%		37	%††
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.10%	0.11%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(i)	$0.00 (h)	$0.01		—		—

(a)  Period from June 29, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  Interest expense was less than 0.01% to average daily net assets.

(g)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(h)  Redemption fees were less than $0.01 per share.

(i)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007(a)
Net asset value, beginning of period	$18.39		$14.87	$23.51		$25.48		$25.00
Net investment income (loss)(b)†	0.13		0.26	1.37		1.38		0.83
Net realized and unrealized gain (loss)	1.58		4.45	(7.43)		(0.45)		0.60
Total from investment operations	1.71		4.71	(6.06)		0.93		1.43
From net investment income	—		(0.72)	(2.58)		(2.84)		(0.90)
From net realized gains	—		—	—		(0.06)		(0.05)
Return of capital	—		(0.47)	—		—		—
Total distributions	—		(1.19)	(2.58)		(2.90)		(0.95)
Net asset value, end of period	$20.10		$18.39	$14.87		$23.51		$25.48
Total Return(c)	9.30	%**	33.05%	(26.82)%		4.00%		5.75	%**
Net assets, end of period (000's)	$312,718		$329,041	$252,911		$90,360		$1,874,841
Net operating expenses to average daily net assets(d)	0.29	%(e)*	0.29%	0.30	%(e)	0.29	%(e)	0.29	%*
Interest expense to average daily net assets(g)	0.00	%(f)*	—	—		0.07%		—
Total net expenses to average daily net assets(d)	0.29	%(e)*	0.29%	0.30	%(e)	0.36	%(e)	0.29	%*
Net investment income (loss) to average daily net assets(b)	1.40	%*	1.54%	7.73%		5.48%		4.33	%*
Portfolio turnover rate	35	%**	44%	56%		131%		37	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.08	%*	0.10%	0.09%		0.06%		0.06	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(i)	$0.00 (h)	$0.01		—		—

(a)  Period from May 31, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(h)  Redemption fees were less than $0.01 per share.

(i)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Inflation Indexed Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the Barclays Capital U.S. Treasury Inflation Notes Index. The Fund's investment program has two principal components. One component of the investment program is designed to approximate the return of the Fund's benchmark. The second component seeks to add value relative to that benchmark by exploiting misvaluations in global markets (e.g., global interest rates, sectors, currencies, credit and emerging country debt markets) beyond those represented in the Fund's benchmark. As a result, the Fund's interest rate, sector, credit and currency exposures will differ from those of its benchmark.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or are likely to provide downside protection. The Manager selects investments based on an evaluation of various factors including, but not limited to, fundamental factors such as inflation and current account positions, as well as price-based factors such as interest and exchange rates.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in inflation indexed bonds. The term "inflation indexed bonds" include instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue.

The Fund implements its investment program by investing in or holding: exchange-traded and over-the-counter ("OTC") derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to gain exposure to inflation indexed bonds and/or the global interest rate, credit, and currency markets); inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government), including Inflation-Protected Securities issued by the U.S. Treasury ("TIPS"), and inflation indexed bonds issued by corporations; non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or

13

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); shares of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities); shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to attempt to exploit misvaluations in world interest rates, currencies and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); shares of GMO Debt Opportunities Fund (to seek to generate a positive return by investing in a wide variety of U.S. and foreign debt investments without regard to the credit quality of the investment); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

Historically, the Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of SDCF (a fund that invests primarily in asset-backed securities) and Overlay Fund (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF and Overlay Fund, currently has and may continue to have material exposure to below investment grade securities. This is in addition to the Fund's below investment grade emerging country debt investments. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of GMO Special Purpose Holding Fund ("SPHF") and Overlay Fund were not publicly available.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP

14

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.0% of net assets. The underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 6.0% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based

15

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$105,922,344	$—	$105,922,344
TOTAL DEBT OBLIGATIONS	—	105,922,344	—	105,922,344
Mutual Funds	273,893,490	15,616	—	273,909,106
Short-Term Investments	5,170,019	—	—	5,170,019
Total Investments	279,063,509	105,937,960	—	385,001,469
Derivatives
Swap Agreements
Interest Rate Risk	—	6,844,765	—	6,844,765
Futures Contracts
Interest Rate Risk	782,234	—	—	782,234
Forward Currency Contracts
Foreign Exchange Risk	—	4,270,905	—	4,270,905
Total	$279,845,743	$117,053,630	$—	$396,899,373

16

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts
Interest Rate Risk	$(451,038)	$—	$—	$(451,038)
Forward Currency Contracts
Foreign Exchange Risk	—	(4,467,781)	—	(4,467,781)
Total	$(451,038)	$(4,467,781)	$—	$(4,918,819)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 38.2% and (0.1)% of total net assets, respectively.

The Fund held no direct investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements

The Fund may invest in loans to corporate, governmental, or other borrowers. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent

17

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. The Fund had no loan agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

18

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has adopted a tax year-end of December 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of December 31, 2009. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

19

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of December 31, 2009, the Fund elected to defer to January 1, 2010 post-October currency losses of $1,238,089.

As of December 31, 2009, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the code related to share ownership activity. Such losses expire as follows:

12/31/2015	$(31,655,205)
12/31/2016	(22,723,556)
Total	$(54,378,761)

Utilization of the capital loss carryforwards, post-October capital losses and future losses, if any, realized subsequent to January 1, 2010, could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$407,722,432	$11,365,797	$(34,086,760)	$(22,720,963)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010, that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the periods ended December 31, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on

20

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind

21

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities. In addition, increases in real interest rates need not be accompanied by increases in nominal interest rates. In such instances, the value of inflation indexed bonds may experience greater declines than non-inflation indexed (or nominal) fixed income investments with similar maturities. There can be no assurance that the value of the Fund's inflation indexed bond investments will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk

22

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service

23

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default)

25

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

26

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the

27

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

28

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment

29

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure and adjust its exposure to certain markets. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

30

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$782,234	$—	$—	$—	$—	$782,234
Unrealized appreciation on forward currency contracts	—	4,270,905	—	—	—	4,270,905
Unrealized appreciation on swap agreements	6,844,765	—		—	—	6,844,765
Total	$7,626,999	$4,270,905	$—	$—	$—	$11,897,904
Liabilities:
Unrealized depreciation on futures contracts*	$(451,038)	$—	$—		$—	$(451,038)
Unrealized depreciation on forward currency contracts	—	(4,467,781)	—		—	(4,467,781)
Total	$(451,038)	$(4,467,781)	$—	$—	$—	$(4,918,819)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$798,316	$—	$—	$—	$—	$798,316
Forward currency contracts	—	(343,656)	—	—	—	(343,656)
Swap contracts	7,981,188	—	—	—	—	7,981,188
Total	$8,779,504	$(343,656)	$—	$—	$—	$8,435,848
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$354,588	$—	$—	$—	$—	$354,588
Forward currency contracts	—	(581,286)	—	—	—	(581,286)
Swap contracts	7,370,134	—	—	—	—	7,370,134
Total	$7,724,722	$(581,286)	$—	$—	$—	$7,143,436

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair values of derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

31

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements
Average amount outstanding	$163,802,912	$124,538,506	$339,953,974

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

32

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $4,455 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expense
0.019%	0.004%	0.013%	0.036%

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$88,131,874	$77,681,630
Investments (non-U.S. Government securities)	62,477,808	63,921,330

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 72.31% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

33

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, 0.08% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 81.40% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	40,007	$778,772	21,496	$389,217
Shares issued to shareholders in reinvestment of distributions	—	—	8,643	139,900
Shares repurchased	(413,514)	(7,915,569)	(3,615,300)	(63,555,705)
Redemption fees	—	—	—	9,699
Net increase (decrease)	(373,507)	$(7,136,797)	(3,585,161)	$(63,016,889)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	147,203	$2,877,873	1,044,739	$18,057,561
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(2,473,814)	(48,575,000)	(162,375)	(2,912,632)
Redemption fees	—	—	—	21,546
Net increase (decrease)	(2,326,611)	$(45,697,127)	882,364	$15,166,475

34

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$18,524,773	$519,971	$7,500,000	$519,970	$—	$—	$13,512,468
GMO Short-Duration Collateral Fund	209,275,413	—	—	1,534,433	—	52,878,081	163,173,353
GMO Special Purpose Holding Fund	15,905	—	—	—	—	—	15,616
GMO U.S. Treasury Fund	68,716	61,957,837	56,421,330	6,142	1,695	—	5,599,665
GMO World Opportunity Overlay Fund	88,013,103	—	—	—	—	—	91,608,004
Totals	$315,897,910	$62,477,808	$63,921,330	$2,060,545	$1,695	$52,878,081	$273,909,106

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

35

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

36

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory

37

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investments Management Agreement — (Continued)
August 31, 2010 (Unaudited)

compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

38

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000	$1,091.80	$2.21
2) Hypothetical	0.42%	$1,000	$1,023.09	$2.14
Class VI
1) Actual	0.33%	$1,000	$1,093.00	$1.74
2) Hypothetical	0.33%	$1,000	$1,023.54	$1.68

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

39

GMO International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.2%
Short-Term Investments	6.0
Forward Currency Contracts	2.7
Options Purchased	2.0
Loan Participations	0.2
Futures Contracts	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Swap Agreements	(0.5)
Written Options	(1.6)
Reverse Repurchase Agreements	(4.3)
Other	0.0
100.0%
Country / Region Summary**	% of Investments
Euro Region***	41.9%
Japan	41.3
United Kingdom	6.3
Canada	6.2
Emerging****	3.4
Sweden	1.4
United States	0.8
Norway	0.0
New Zealand	0.0
Switzerland	(0.3)
Australia	(1.0)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

1

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 33.5%
		Canada — 1.9%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	2,985,793
		France — 4.4%
		Foreign Government Obligations
EUR	4,500,000	Government of France, 4.00%, due 10/25/38	6,777,002
		Germany — 3.3%
		Foreign Government Obligations
EUR	3,000,000	Republic of Deutschland, 4.75%, due 07/04/34 (b)	5,161,638
		Italy — 1.5%
		Foreign Government Obligations
EUR	2,000,000	Republic of Italy, 4.00%, due 02/01/37	2,349,609
		Japan — 13.1%
		Foreign Government Obligations
JPY	1,538,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	20,167,671
		Spain — 1.2%
		Foreign Government Obligations
EUR	1,500,000	Government of Spain, 4.70%, due 07/30/41	1,859,019
		United Kingdom — 4.9%
		Foreign Government Obligations
GBP	4,500,000	U.K. Treasury Gilt, 4.25%, due 12/07/27	7,507,373
		Total Foreign Government Obligations	46,808,105

See accompanying notes to the financial statements.

2

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value / Shares		Description	Value ($)
		United States — 3.2%
		U.S. Government
USD	4,820,966	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b) (c)	4,880,852
		TOTAL DEBT OBLIGATIONS (COST $46,466,781)	51,688,957
		MUTUAL FUNDS — 65.0%
		United States — 65.0%
		Affiliated Issuers
	514,117	GMO Emerging Country Debt Fund, Class III	4,884,114
	5,107,044	GMO Short-Duration Collateral Fund	59,650,270
	37,466	GMO Special Purpose Holding Fund (d)	20,232
	136,002	GMO U.S. Treasury Fund	3,400,045
	1,462,102	GMO World Opportunity Overlay Fund	32,414,801
		Total United States	100,369,462
		TOTAL MUTUAL FUNDS (COST $104,392,204)	100,369,462
		SHORT-TERM INVESTMENTS — 0.8%
		Money Market Funds — 0.3%
	535,578	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	535,578
		U.S. Government — 0.5%
	700,000	U.S. Treasury Bill, 0.21%, due 06/30/11 (b) (e)	698,767
		TOTAL SHORT-TERM INVESTMENTS (COST $1,233,867)	1,234,345
		TOTAL INVESTMENTS — 99.3% (Cost $152,092,852)	153,292,764
		Other Assets and Liabilities (net) — 0.7%	1,147,566
		TOTAL NET ASSETS — 100.0%	$154,440,330

See accompanying notes to the financial statements.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
	Buys †
10/26/10	Citibank N.A.	AUD	400,000	$353,610	$(7,614)
10/26/10	Deutsche Bank AG	AUD	8,800,000	7,779,428	84,853
10/26/10	Royal Bank of Scotland PLC	AUD	1,600,000	1,414,442	(11,104)
11/02/10	Deutsche Bank AG	CAD	4,700,000	4,403,167	(143,911)
11/02/10	Royal Bank of Scotland PLC	CAD	600,000	562,106	(16,779)
10/05/10	Citibank N.A.	CHF	600,000	591,162	13,500
10/05/10	Deutsche Bank AG	CHF	11,200,000	11,035,015	461,421
10/05/10	Royal Bank of Scotland PLC	CHF	300,000	295,581	6,715
9/07/10	Barclays Bank PLC	GBP	2,300,000	3,527,274	219,713
9/07/10	Citibank N.A.	GBP	1,100,000	1,686,957	(63,293)
9/07/10	Deutsche Bank AG	GBP	1,100,000	1,686,957	(38,011)
10/12/10	Deutsche Bank AG	EUR	45,000,000	57,023,400	1,500,428
10/12/10	Royal Bank of Scotland PLC	EUR	600,000	760,312	(1,928)
10/19/10	Deutsche Bank AG	JPY	4,613,900,000	54,948,572	2,663,177
9/21/10	Deutsche Bank AG	NZD	6,100,000	4,247,221	148,300
				$150,315,204	$4,815,467
	Sales #
11/02/10	Deutsche Bank AG	CAD	8,000,000	$7,494,752	$155,144
11/02/10	Royal Bank of Scotland PLC	CAD	3,400,000	3,185,269	41,918
10/05/10	Deutsche Bank AG	CHF	12,500,000	12,315,865	(948,134)
10/12/10	Deutsche Bank AG	EUR	6,400,000	8,109,995	154,595
10/12/10	Royal Bank of Scotland PLC	EUR	3,000,000	3,801,560	40,072
9/07/10	Deutsche Bank AG	GBP	700,000	1,073,518	12,294
9/07/10	Royal Bank of Scotland PLC	GBP	1,100,000	1,686,957	34,988
10/19/10	Deutsche Bank AG	JPY	90,000,000	1,071,842	(21,829)
10/19/10	Royal Bank of Scotland PLC	JPY	370,000,000	4,406,461	(62,838)
9/21/10	Citibank N.A.	NZD	800,000	557,013	24,587
9/21/10	Deutsche Bank AG	NZD	900,000	626,639	8,779
9/21/10	Royal Bank of Scotland PLC	NZD	3,300,000	2,297,677	77,009
				$46,627,548	$(483,415)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

4

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Cross Currency Contracts

Settlement Date	Counterparty	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/14/10	Deutsche Bank AG	NOK	20,761,434	EUR	2,600,000	$5,256
9/14/10	Deutsche Bank AG	EUR	4,700,000	NOK	37,183,046	(64,519)
9/14/10	Royal Bank of Scotland PLC	EUR	600,000	NOK	4,801,044	363
9/28/10	Deutsche Bank AG	SEK	7,579,088	EUR	800,000	(11,205)
						$(70,105)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
47	Canadian Government Bond 10 Yr.	December 2010	$5,566,306	$26,721
60	Euro Bund	September 2010	10,221,389	394,301
350	Federal Funds 30 Day	September 2010	145,575,187	(763)
19	Japanese Government Bond 10 Yr. (TSE)	September 2010	32,339,126	465,433
2	UK Gilt Long Term Bond	December 2010	384,210	364
11	U.S. Treasury Note 2 Yr. (CBT)	December 2010	2,410,547	139
23	U.S. Treasury Note 5 Yr. (CBT)	December 2010	2,767,367	6,335
15	U.S. Treasury Bond 30 Yr. (CBT)	September 2010	2,046,562	164,143
			$201,310,694	$1,056,673
Sales
11	Australian Government Bond 3 Yr.	September 2010	$1,025,313	$(10,281)
6	Australian Government Bond 10 Yr.	September 2010	586,005	(17,016)
72	Euro BOBL	September 2010	11,187,185	(167,798)
11	U.S. Treasury Note 10 Yr. (CBT)	September 2010	1,391,500	(66,830)
			$14,190,003	$(261,925)

See accompanying notes to the financial statements.

5

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	4,400,000	Barclays Bank, 0.30%, dated 08/26/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	$(4,400,037)

Average balance outstanding	$(2,524,606)
Average interest rate	0.28%
Maximum balance outstanding	$(4,403,686)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
21,000,000	USD	3/20/2014	Deutsche	(Pay)	1.70%	2.20%	Republic of	N/A		$280,803
			Bank AG				Italy
15,000,000	USD	3/20/2019	Deutsche Bank AG	Receive	1.66%	2.33%	Republic of Italy	15,000,000	USD	(638,987)
										$(358,184)
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to the financial statements.

6

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
3,000,000	CHF	3/16/2016	JPMorgan Chase Bank	Receive	1.30%	6 Month CHF LIBOR	$10,784
5,500,000	CHF	3/16/2016	Barclays	Receive	1.30%	6 Month CHF LIBOR	19,770
22,300,000	SEK	9/15/2015	Barclays	Receive	2.50%	3 Month SEK STIBOR	60,491
54,000,000	EUR	3/28/2013	Merrill Lynch	Receive	2.22%	6 Month EUR LIBOR	1,042,736
							$1,133,781
						Premiums to (Pay) Receive	$(14,096)

#  Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CBT - Chicago Board of Trade

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TSE - Tokyo Stock Exchange

(a)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(d)  Underlying investment represents interests in defaulted claims.

(e)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

7

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

8

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $47,700,648) (Note 2)	$52,923,302
Investments in affiliated issuers, at value (cost $104,392,204) (Notes 2 and 10)	100,369,462
Dividends and interest receivable	458,442
Unrealized appreciation on open forward currency contracts (Note 4)	5,653,112
Receivable for collateral on open futures contracts (Note 4)	69,599
Receivable for variation margin on open futures contracts (Note 4)	81,115
Receivable for open swap contracts (Note 4)	1,414,584
Receivable for expenses reimbursed by Manager (Note 5)	18,110
Other expense reimbursement from Manager (Note 2)	830,768
Total assets	161,818,494
Liabilities:
Payable for investments purchased	460
Payable to affiliate for (Note 5):
Management fee	33,275
Shareholder service fee	19,965
Trustees and Chief Compliance Officer of GMO Trust fees	303
Unrealized depreciation on open forward currency contracts (Note 4)	1,391,165
Payable for open swap contracts (Note 4)	638,987
Payable for reverse repurchase agreements (Note 2)	4,400,037
Accrued expenses	893,972
Total liabilities	7,378,164
Net assets	$154,440,330
Net assets consist of:
Paid-in capital	$222,592,339
Accumulated undistributed net investment income	3,184,161
Accumulated net realized loss	(78,342,836)
Net unrealized appreciation	7,006,666
$154,440,330
Net assets attributable to:
Class III shares	$154,440,330
Shares outstanding:
Class III	21,759,780
Net asset value per share:
Class III	$7.10

See accompanying notes to the financial statements.

9

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$792,870
Interest	698,459
Dividends	104
Total investment income	1,491,433
Expenses:
Management fee (Note 5)	207,758
Shareholder service fee – Class III (Note 5)	124,655
Custodian, fund accounting agent and transfer agent fees	50,600
Audit and tax fees	34,316
Legal fees	4,784
Registration fees	2,116
Trustees fees and related expenses (Note 5)	1,752
Interest expense (Note 2)	1,403
Miscellaneous	1,564
Total expenses	428,948
Fees and expenses reimbursed by Manager (Note 5)	(92,092)
Expense reductions (Note 2)	(15)
Indirectly incurred fees waived or borne by Manager (Note 3)	(12,868)
Shareholder service fee waived (Note 5)	(4,555)
Net expenses	319,418
Net investment income (loss)	1,172,015
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(453,768)
Investments in affiliated issuers	(5,245,913)
Realized gains distributions from affiliated issuers (Note 10)	127
Closed futures contracts	2,843,996
Closed swap contracts	(282,155)
Foreign currency, forward contracts and foreign currency related transactions	(6,958,373)
Net realized gain (loss)	(10,096,086)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,658,436
Investments in affiliated issuers	10,349,059
Open futures contracts	(68,805)
Open swap contracts	706,097
Foreign currency, forward contracts and foreign currency related transactions	4,393,778
Net unrealized gain (loss)	20,038,565
Net realized and unrealized gain (loss)	9,942,479
Net increase (decrease) in net assets resulting from operations	$11,114,494

See accompanying notes to the financial statements.

10

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,172,015	$2,771,503
Net realized gain (loss)	(10,096,086)	(2,883,139)
Change in net unrealized appreciation (depreciation)	20,038,565	54,098,070
Net increase (decrease) in net assets from operations	11,114,494	53,986,434
Distributions to shareholders from:
Net investment income
Class III	—	(40,402,952)
Net share transactions (Note 9):
Class III	(65,823,853)	(16,281,460)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	83,993
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(65,823,853)	(16,197,467)
Total increase (decrease) in net assets	(54,709,359)	(2,613,985)
Net assets:
Beginning of period	209,149,689	211,763,674
End of period (including accumulated undistributed net investment income of $3,184,161 and $2,012,146, respectively)	$154,440,330	$209,149,689

See accompanying notes to the financial statements.

11

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009	2008		2007		2006
Net asset value, beginning of period	$6.59		$6.17		$9.51	$9.73		$9.57		$10.61
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.09		0.19	0.41		0.41		0.21
Net realized and unrealized gain (loss)	0.46		1.65		(2.32)	0.31		0.38		(0.93)
Total from investment operations	0.51		1.74		(2.13)	0.72		0.79		(0.72)
Less distributions to shareholders:
From net investment income	—		(1.32)		(1.21)	(0.94)		(0.54)		(0.31)
From net realized gains	—		—		—	—		(0.09)		(0.01)
Total distributions	—		(1.32)		(1.21)	(0.94)		(0.63)		(0.32)
Net asset value, end of period	$7.10		$6.59		$6.17	$9.51		$9.73		$9.57
Total Return(b)	7.74	%**	29.54%		(24.52)%	8.09%		8.32%		(6.83)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$154,440		$209,150		$211,764	$514,570		$449,478		$422,528
Net operating expenses to average daily net assets(d)	0.38	%(c)*	0.38	%(c)	0.39%	0.38	%(c)	0.39%		0.39%
Interest expense to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	—	—		—		—
Total net expenses to average daily net assets(d)	0.38	%(c)*	0.38	%(c)	0.39%	0.38	%(c)	0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.41	%*	1.32%		2.20%	4.26%		4.17%		2.13%
Portfolio turnover rate	20	%**	29%		47%	51%		32%		36%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:(g)	0.13	%*	0.12%		0.09%	0.07%		0.26	%(h)	0.08%
Redemption fees consisted of the following per share amounts:†	$0.00	(i)	$0.00	(j)	$0.01	$0.00	(i)	$0.00	(i)	$0.00 (i)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Interest expense was less than 0.01% to average daily net assets.

(g)  Ratios include reimbursement of direct operating expenses and waiver of expenses indirectly incurred through investment in the underlying funds (See Note 5).

(h)  Includes 0.19% non-recurring Internal Revenue Code Section 860 expense reimbursed by the Manager (Note 2).

(i)  There were no redemption fees during the period.

(j)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan Non-U.S. Government Bond Index. The Fund seeks to add value relative to its benchmark by exploiting misvaluations in global interest rates, sectors, currencies, credit and emerging country debt markets. As a result, the Fund's interest rate, sector, credit and currency exposures will differ from those of its benchmark.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or are likely to provide downside protection. The Manager selects investments based on an evaluation of various factors including, but not limited to, fundamental factors such as inflation and current account positions, as well as price-based factors such as interest and exchange rates.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in bonds. The term "bond" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates, (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option), and (iii) instruments with variable interest payments.

The Fund implements its investment program by investing in or holding: exchange-traded and over-the-counter ("OTC") derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to gain exposure to the global interest rate, credit, and currency markets); foreign government securities and other investment-grade bonds denominated in various currencies, including U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities); shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to attempt to exploit misvaluations in world interest rates, currencies and

13

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); shares of GMO Debt Opportunities Fund (to seek to generate a positive return by investing in a wide variety of U.S. and foreign debt investments without regard to the credit quality of the investment); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

Historically, the Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of SDCF (a fund that invests primarily in asset-backed securities) and Overlay Fund (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF and Overlay Fund, currently has and may continue to have material exposure to below investment grade securities. This is in addition to the Fund's below investment grade emerging country debt investments. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect). As of August 31, 2010, shares of the SDCF, Overlay Fund and GMO Special Purpose Holding Fund ("SPHF") were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

14

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.9% of net assets. The underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 5.5% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

15

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$—	$4,880,852	$—	$4,880,852
Foreign Government Obligations	—	46,808,105	—	46,808,105
TOTAL DEBT OBLIGATIONS	—	51,688,957	—	51,688,957
Mutual Funds	100,349,230	20,232	—	100,369,462
Short-Term Investments	1,234,345	—	—	1,234,345
Total Investments	101,583,575	51,709,189	—	153,292,764
Derivatives
Forward Currency Contracts Foreign Exchange risk	—	5,653,112	—	5,653,112
Futures Contracts Interest Rate risk	1,057,436	—	—	1,057,436
Swap Agreements Credit risk	—	280,803	—	280,803
Interest Rate risk	—	1,133,781	—	1,133,781
Total	$102,641,011	$58,776,885	$—	$161,417,896

16

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign Exchange risk	$—	$(1,391,165)	$—	$(1,391,165)
Futures Contracts Interest Rate risk	(262,688)	—	—	(262,688)
Swap Agreements Credit risk	—	(638,987)	—	(638,987)
Total	$(262,688)	$(2,030,152)	$—	$(2,292,840)

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 34.8% and (0.1%) of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Swap Agreements	$17,943	$54,600	$—	$(54,600)	$(376,127)	$—	$358,184	**	$—
Total	$17,943	$54,600	$—	$(54,600)	$(376,127)	$—	$358,184		$—

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

17

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2010, the Fund had received $4,400,000 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $4,486,866. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

18

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

19

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October currency losses of $285,064.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2015	$(23,687,952)
2/29/2016	(507,910)
2/28/2017	(20,766,787)
2/28/2018	(8,506,660)
Total	$(53,469,309)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$163,117,178	$5,646,466	$(15,470,880)	$(9,824,414)

On October 12, 2006, the Fund paid a dividend under Code Section 860 of $0.09229 per share to shareholders of record as of October 11, 2006. It is anticipated the Fund will be required to make a payment, estimated to be, $830,768 to the Internal Revenue Service ("IRS") related to such dividend, which has been included in accrued expenses on the Statement of Assets and Liabilities. The Manager will make a reimbursement payment to the Fund concurrent with the Fund's payment to the IRS.

20

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

21

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not

22

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and

23

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

have adverse long term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, accredited investors, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some

24

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate

25

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance

26

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash,

27

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

28

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to

29

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity's credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated

30

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$1,057,436	$—	$—	$—	$—	$1,057,436
Unrealized appreciation on forward currency contracts	—	5,653,112	—	—	—	5,653,112
Unrealized appreciation on swap agreements	1,133,781	—	280,803	—	—	1,414,584
Total	$2,191,217	$5,653,112	$280,803	$—	$—	$8,125,132
Liabilities:
Unrealized depreciation on futures contracts*	$(262,688)	$—	$—	$—	$—	$(262,688)
Unrealized depreciation on forward currency contracts	—	(1,391,165)	—	—	—	(1,391,165)
Unrealized depreciation on swap agreements	—	—	(638,987)	—	—	(638,987)
Total	$(262,688)	$(1,391,165)	$(638,987)	$—	$—	$(2,292,840)

31

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$2,843,996	$—	$—	$—	$—	$2,843,996
Forward currency contracts		(6,973,517)	—	—	—	(6,973,517)
Swap contracts	(227,555)	—	(54,600)	—	—	(282,155)
Total	$2,616,441	$(6,973,517)	$(54,600)	$—	$—	$(4,411,676)
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(68,805)	$—	$—	$—	$—	$(68,805)
Forward currency contracts		4,375,194	—	—	—	4,375,194
Swap contracts	1,082,224	—	(376,127)	—	—	706,097
Total	$1,013,419	$4,375,194	$(376,127)	$—	$—	$5,012,486

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements
Average amount outstanding	$194,842,470	$106,077,626	$116,312,447

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares. The Manager has contractually

32

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

agreed through at least June 30, 2011 to waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $1,752 and $644, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.020%	0.005%	0.013%	0.038%

33

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $33,584,678 and $79,717,205, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 69.33% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 3.83% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 47.25% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,166	$7,699	655,777	$4,339,722
Shares issued to shareholders in reinvestment of distributions	—	—	1,101,072	7,286,041
Shares repurchased	(9,959,993)	(65,831,552)	(4,346,752)	(27,907,223)
Redemption fees	—	—	—	83,993
Net increase (decrease)	(9,958,827)	$(65,823,853)	(2,589,903)	$(16,197,467)

34

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Emerging Country Debt Fund, Class III	$9,209,717	$187,377	$5,400,000	$187,377	$—	$—	$4,884,114
GMO Short-Duration Collateral Fund	95,722,342	—	18,000,000	603,541	—	20,798,623	59,650,270
GMO Special Purpose Holding Fund	20,606	—	—	—	—	—	20,232
GMO U.S. Treasury Fund	2,918,168	22,902,077	22,420,000	1,952	127	—	3,400,045
GMO World Opportunity Overlay Fund	45,924,652	1,000,000	16,000,000	—	—	—	32,414,801
Totals	$153,795,485	$24,089,454	$61,820,000	$792,870	$127	$20,798,623	$100,369,462

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

35

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

36

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources,

37

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

38

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.42%	$1,000.00	$1,077.40	$2.20
2) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14

*  Expenses are calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

39

GMO International Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.0%
Short-Term Investments	3.8
Preferred Stocks	0.6
Options Purchased	0.1
Forward Currency Contracts	0.0
Written Options	0.0
Swap Agreements	0.0
Futures Contracts	(0.1)
Other	0.6
100.0%
Country Summary	% of Equity Investments*
Japan	24.5%
United Kingdom	21.8
France	9.9
Switzerland	7.0
Italy	5.9
Germany	5.2
Australia	4.6
Sweden	4.0
Netherlands	3.5
Singapore	2.7
Spain	1.8
Canada	1.7
Hong Kong	1.5
Belgium	1.2
Denmark	1.2
Finland	0.8
Ireland	0.6
Austria	0.6
Norway	0.5
Greece	0.4
Israel	0.3
New Zealand	0.3
Malta	0.0
Portugal	0.0
100.0%

1

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	15.1%
Banks	10.7
Energy	10.1
Capital Goods	10.1
Materials	8.2
Telecommunication Services	5.8
Food, Beverage & Tobacco	5.2
Automobiles & Components	4.7
Retailing	4.0
Utilities	3.6
Consumer Durables & Apparel	3.4
Diversified Financials	2.6
Real Estate	2.7
Technology Hardware & Equipment	2.1
Media	1.8
Food & Staples Retailing	1.8
Semiconductors & Semiconductor Equipment	1.5
Software & Services	1.5
Transportation	1.4
Household & Personal Products	1.3
Insurance	0.8
Consumer Services	0.6
Health Care Equipment & Services	0.6
Commercial & Professional Services	0.4
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%
	Australia — 4.3%
4,436,474	BlueScope Steel Ltd *	8,519,005
1,158,740	Boart Longyear Group *	3,008,372
18,536,235	Charter Hall Office (REIT)	4,061,606
1,160,779	Commonwealth Bank of Australia	52,170,713
6,872,281	Dexus Property Group (REIT)	5,096,157
1,816,100	Goodman Fielder Ltd	2,168,862
12,577,100	Goodman Group (REIT)	7,143,832
4,520,763	GPT Group (REIT)	12,065,572
7,959,974	ING Office Fund	4,265,680
3,788,830	Mirvac Group (REIT)	4,533,610
351,266	National Australia Bank Ltd	7,283,916
909,163	OneSteel Ltd	2,345,168
2,750,256	Pacific Brands Ltd *	2,564,114
2,421,137	Qantas Airways Ltd *	5,436,054
253,824	Rio Tinto Ltd	15,941,399
4,721,716	Stockland (REIT)	16,621,310
999,058	Suncorp-Metway Ltd	7,443,591
727,083	TABCORP Holdings Ltd	4,138,992
7,678,605	Telstra Corp Ltd	18,859,541
441,970	Woodside Petroleum Ltd	16,529,837
414,920	Woolworths Ltd	10,256,292
	Total Australia	210,453,623
	Austria — 0.6%
128,844	Erste Group Bank AG	4,646,811
1,248,325	Immofinanz AG *	4,062,910
412,816	OMV AG	13,271,668
100,040	Raiffeisen International Bank Holding	4,068,416
88,544	Voestalpine AG	2,619,211
	Total Austria	28,669,016

See accompanying notes to the financial statements.

3

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Belgium — 1.2%
3,091,208	Ageas	7,779,087
211,644	Anheuser-Busch InBev NV	10,962,162
253,767	Belgacom SA	9,021,951
38,591	Colruyt SA	9,538,121
103,910	Delhaize Group	6,944,978
1,454,004	Dexia SA *	6,035,171
86,280	KBC Groep NV *	3,561,855
99,017	Umicore	3,428,443
	Total Belgium	57,271,768
	Canada — 1.7%
192,000	Bank of Montreal	10,605,149
170,000	BCE Inc	5,319,923
610,400	EnCana Corp	16,743,283
203,500	Magna International Inc Class A	15,847,180
190,900	Methanex Corp	4,074,538
110,200	Metro Inc Class A	4,664,911
114,500	National Bank of Canada	6,612,191
280,100	Sun Life Financial Inc	6,577,300
306,400	Teck Resources Ltd Class B	10,249,250
	Total Canada	80,693,725
	Denmark — 1.1%
50,244	Danisco A/S	3,615,051
244,782	Danske Bank A/S *	5,406,716
48,274	FLSmidth & Co A/S	2,835,355
506,409	Novo-Nordisk A/S Class B	43,267,507
	Total Denmark	55,124,629
	Finland — 0.8%
240,291	Metso Oyj	8,744,635
354,172	Neste Oil Oyj	4,754,482
943,195	Nokia Oyj	8,037,002
95,462	Outokumpu Oyj	1,555,296

See accompanying notes to the financial statements.

4

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
217,397	Rautaruukki Oyj	3,806,045
139,865	Sampo Oyj Class A	3,360,166
265,183	Tieto Oyj	4,350,399
317,158	UPM-Kymmene Oyj	4,340,107
	Total Finland	38,948,132
	France — 9.5%
93,731	Air Liquide SA	9,694,854
230,178	ArcelorMittal	6,671,413
866,349	BNP Paribas	53,671,509
76,544	Casino Guichard-Perrachon SA	6,183,567
147,119	Cie Generale de Geophysique *	2,467,267
180,434	Essilor International SA	10,916,664
459,522	France Telecom SA	9,340,561
111,570	GDF Suez	3,440,491
61,959	Hermes International	11,197,238
107,612	L'Oreal SA	10,655,337
243,985	Lagardere SCA	8,751,836
185,807	LVMH Moet Hennessy Louis Vuitton SA	21,527,232
979,112	Natixis *	5,304,042
125,596	Nexans SA	7,500,521
208,057	Peugeot SA *	5,436,858
74,226	PPR	9,622,144
347,689	Renault SA *	14,045,492
470,715	Rhodia SA	8,798,519
160,037	Safran SA	3,930,463
1,655,401	Sanofi-Aventis	94,765,579
86,603	Schneider Electric SA	9,152,481
316,304	Silicon-On-Insulator Technologies *	2,669,716
570,066	Societe Generale	28,747,249
175,365	Technicolor *	841,545
211,424	Technip SA	13,783,955
1,276,056	Total SA	59,354,998
118,243	Valeo SA *	4,111,511

See accompanying notes to the financial statements.

5

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — continued
50,134	Vallourec SA	4,291,739
992,348	Vivendi SA	23,023,884
147,020	Wendel	7,495,887
	Total France	457,394,552
	Germany — 4.4%
97,110	Adidas AG	4,925,107
269,587	Aixtron AG	6,657,636
175,859	Aurubis AG	6,977,021
384,277	BASF AG	20,211,346
173,264	Bayerische Motoren Werke AG	9,103,801
52,798	Bilfinger & Berger AG	3,141,839
384,990	Daimler AG (Registered) *	18,625,823
406,370	Deutsche Telekom AG (Registered)	5,338,550
521,105	E.ON AG	14,625,980
49,634	Hochtief AG	3,279,889
2,938,292	Infineon Technologies AG *	16,293,810
354,328	Kloeckner & Co AG *	6,925,800
244,171	Lanxess AG	10,641,257
65,385	MAN SE	5,622,896
204,999	MTU Aero Engines Holding AG	11,394,499
26,302	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,351,739
69,246	RWE AG	4,532,344
112,695	Salzgitter AG	6,849,314
610,054	SAP AG	26,565,144
68,814	Siemens AG (Registered)	6,237,843
96,383	Software AG	10,118,272
122,572	Stada Arzneimittel AG	3,742,481
341,599	Suedzucker AG	6,217,556
	Total Germany	211,379,947
	Greece — 0.4%
616,831	Alpha Bank A.E. *	3,949,365
686,315	National Bank of Greece SA *	8,521,156

See accompanying notes to the financial statements.

6

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
402,701	OPAP SA	6,112,778
	Total Greece	18,583,299
	Hong Kong — 1.4%
2,810,221	CLP Holdings Ltd	21,455,557
815,600	Esprit Holdings Ltd	4,601,631
2,462,500	Hong Kong Electric Holdings Ltd	15,007,246
504,000	Li & Fung Ltd	2,544,813
9,448,000	Pacific Basin Shipping Ltd	6,489,661
437,000	Sun Hung Kai Properties Ltd	6,162,727
304,500	Swire Pacific Ltd	3,682,812
2,267,500	Yue Yuen Industrial Holdings	7,449,023
	Total Hong Kong	67,393,470
	Ireland — 0.5%
1,300,225	C&C Group Plc	5,063,799
485,741	CRH Plc	7,478,858
253,413	DCC Plc	6,341,168
208,810	Kerry Group Plc Class A	6,855,799
	Total Ireland	25,739,624
	Israel — 0.3%
2,539,190	Bezeq Israeli Telecommunication Corp Ltd	5,598,470
319,794	Israel Chemicals Ltd	4,045,694
194,954	Partner Communications Co Ltd	3,235,860
	Total Israel	12,880,024
	Italy — 5.6%
125,215	Atlantia SPA	2,353,372
243,609	Azimut Holding SPA	2,083,012
1,536,848	Bulgari SPA	11,308,937
10,402,460	Enel SPA	49,364,638
4,510,989	ENI SPA	89,128,549
396,875	Fondiaria-Sai SPA	3,751,195

See accompanying notes to the financial statements.

7

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
422,848	Mediobanca SPA *	3,309,386
2,954,455	Parmalat SPA	7,089,267
335,008	Recordati SPA	2,630,543
354,324	Saipem SPA	12,333,043
1,735,647	Snam Rete Gas SPA	8,023,725
6,922,660	Telecom Italia SPA	9,328,204
14,120,021	Telecom Italia SPA-Di RISP	15,489,448
348,778	Tenaris SA	5,882,141
1,810,844	Terna SPA	7,269,371
17,582,466	UniCredit SPA	40,985,930
	Total Italy	270,330,761
	Japan — 23.5%
837	Advance Residence Investment Corp (REIT) *	1,308,095
159,300	Advantest Corp	3,020,244
1,416,050	Aiful Corp *	1,769,241
1,315,600	Alps Electric Co Ltd *	9,090,922
1,301,000	Asahi Glass Co Ltd	12,694,100
685,200	Astellas Pharma Inc	23,661,752
273,800	Canon Inc	11,209,501
973,600	Chuo Mitsui Trust Holdings Inc	3,448,126
4,971	CyberAgent Inc	7,974,444
407,150	Daiei Inc *	1,653,508
1,158,000	Daiichi Chuo Kisen Kaisha *	2,840,843
2,560,000	Daikyo Inc *	3,599,900
1,137,000	Dainippon Ink and Chemicals Inc	1,861,409
1,451,000	Dainippon Screen Manufacturing Co Ltd *	6,365,896
367,300	Daito Trust Construction Co Ltd	21,092,443
397,100	Dena Co Ltd	11,953,800
258,600	Don Quijote Co Ltd	6,325,715
1,725,000	Dowa Holdings Co Ltd	8,911,014
1,082,000	Ebara Corp *	4,286,477
246,400	Eisai Co Ltd	8,889,011
655,900	Elpida Memory Inc *	7,864,248

See accompanying notes to the financial statements.

8

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
211,000	Fanuc Ltd	22,708,240
77,300	Fast Retailing Co Ltd	10,676,758
354,000	Fujitsu Ltd	2,451,176
1,713,000	Fuji Electric Holdings Co Ltd	4,243,681
1,811,000	Fuji Heavy Industries Ltd *	10,135,892
268,100	Fuji Oil Co Ltd	4,130,256
58,500	Gree Inc	4,308,394
790,000	Hanwa Co Ltd	2,858,951
5,271,500	Haseko Corp *	4,396,069
139,700	Hikari Tsushin Inc	2,462,242
244,500	Hitachi Construction Machinery Co Ltd	4,864,318
3,900,000	Hitachi Ltd *	15,848,543
1,009,400	Honda Motor Co Ltd	33,433,582
1,087	INPEX Corp	4,922,041
4,473,000	Isuzu Motors Ltd	14,840,162
1,502,600	Itochu Corp	12,249,672
190,800	JFE Holdings Inc	5,629,932
7,172,630	JX Holdings Inc *	36,314,520
310,020	K's Holdings Corp	6,697,198
3,032,000	Kajima Corp	7,098,080
294	Kakaku.com Inc	1,434,303
805,600	Kao Corp	18,753,652
2,717,000	Kawasaki Kisen Kaisha Ltd *	10,118,626
3,225	KDDI Corp	15,553,083
603,100	Komatsu Ltd	12,245,753
335,100	Konami Corp	5,389,608
42,700	Kyocera Corp	3,626,983
127,300	Lawson Inc	5,791,331
1,223,100	Leopalace21 Corp *	2,615,728
2,718,000	Marubeni Corp	13,993,436
4,895,000	Mazda Motor Corp	10,943,699
33,004	Meiji Holdings Co Ltd	1,536,658
1,221,700	Mitsubishi Corp	26,177,881
1,336,000	Mitsubishi Electric Corp	10,661,589

See accompanying notes to the financial statements.

9

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,091,700	Mitsubishi UFJ Financial Group Inc	9,917,816
172,040	Mitsubishi UFJ Lease & Finance Co Ltd	6,115,729
574,000	Mitsui & Co Ltd	7,472,051
1,374,000	Mitsui OSK Lines Ltd	8,636,644
15,738,800	Mizuho Financial Group Inc	24,138,867
53,200	Murata Manufacturing Co Ltd	2,527,493
2,098	Net One Systems Co Ltd	2,413,338
149,700	Nidec Corp	13,184,934
33,500	Nintendo Co Ltd	9,287,209
608,000	Nippon Denko Co Ltd	4,533,177
819,000	Nippon Electric Glass Co Ltd	9,166,768
2,303,000	Nippon Light Metal *	3,683,581
1,587,000	Nippon Sheet Glass	3,476,976
538,800	Nippon Telegraph & Telephone Corp	23,167,198
1,013,500	Nippon Yakin Koguo Co Ltd *	2,932,022
2,876,000	Nippon Yusen KK	11,077,521
4,869,800	Nissan Motor Co Ltd *	37,117,588
115,550	Nitori Co Ltd	10,069,243
327,600	Nitto Denko Corp	10,513,119
595,000	NSK Ltd	3,540,621
1,519	NTT Data Corp	4,756,989
18,727	NTT Docomo Inc	31,733,360
1,911,000	Obayashi Corp	7,269,375
544,000	OKUMA Corp *	2,635,942
76,300	Omron Corp	1,622,669
127,400	Ono Pharmaceutical Co Ltd	5,592,926
304,970	ORIX Corp	22,931,916
3,774,000	Osaka Gas Co Ltd	14,230,923
1,378,000	Pacific Metals Co Ltd	9,904,369
2,156,400	Pioneer Corp *	6,395,480
89,930	Point Inc	4,203,569
1,296,900	Resona Holdings Inc	12,810,677
524,000	Ricoh Company Ltd	6,715,914
466,400	Round One Corp	2,019,708

See accompanying notes to the financial statements.

10

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
121,700	Ryohin Keikaku Co Ltd	4,251,960
223,200	Sankyo Co Ltd	11,290,490
120,000	Secom Co Ltd	5,233,415
961,300	Seven & I Holdings Co Ltd	21,931,460
202,900	SoftBank Corp	5,815,952
6,230,400	Sojitz Corp	10,021,656
200,400	Sony Corp	5,616,817
196,500	SUMCO Corp *	3,345,265
743,000	Sumitomo Heavy Industries Ltd	3,438,637
1,438,800	Sumitomo Corp	16,482,312
258,400	Sumitomo Electric Industries Ltd	2,769,629
112,000	Sumitomo Metal Mining Co Ltd	1,437,992
2,388,068	Sumitomo Trust & Banking Co Ltd	12,665,026
3,643,000	Taisei Corp	7,186,760
317,000	Taisho Pharmaceutical Co Ltd	6,331,064
577,000	Taiyo Yuden Co Ltd	6,365,753
1,379,600	Takeda Pharmaceutical Co Ltd	63,408,377
393,280	Takefuji Corp	942,055
85,300	TDK Corp	4,475,311
58,800	Tokyo Electron Ltd	2,758,780
1,410,000	Tokyo Gas Co Ltd	6,571,391
778,200	Tokyo Steel Manufacturing Co	8,493,580
2,105,000	Tokyo Tatemono Co Ltd	7,364,452
363,000	TonenGeneral Sekiyu KK	3,279,721
997,000	Toshiba Corp *	4,686,242
927,400	Toyota Motor Corp	31,462,793
619,600	Toyota Tsusho Corp	8,867,684
751,300	UNY Co Ltd	5,516,863
67,330	USS Co Ltd	4,967,577
142,630	Yamada Denki Co Ltd	8,873,727
482,000	Zeon Corp	3,247,012
	Total Japan	1,133,828,191

See accompanying notes to the financial statements.

11

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—
	Netherlands — 3.3%
302,950	ASML Holding NV	7,496,140
113,214	Boskalis Westminster	4,208,141
148,841	CSM	3,864,482
464,720	Heineken NV	20,770,765
5,931,482	ING Groep NV *	52,378,377
342,061	Koninklijke Ahold NV	4,199,088
1,098,805	Koninklijke BAM Groep NV	5,465,500
243,286	Koninklijke DSM NV	10,067,298
1,164,409	Koninklijke Philips Electronics NV	32,448,319
392,844	Reed Elsevier NV	4,685,090
535,487	TomTom NV *	2,852,996
219,015	Unilever NV	5,844,536
85,138	Wereldhave NV (REIT)	7,013,742
	Total Netherlands	161,294,474
	New Zealand — 0.3%
1,073,250	Fletcher Building Ltd	5,634,751
6,473,610	Telecom Corp of New Zealand	9,298,938
	Total New Zealand	14,933,689
	Norway — 0.5%
166,474	Acergy SA	2,540,004
835,670	DnB NOR ASA	9,176,105
110,710	Frontline Ltd	2,925,737
1,211,488	Golden Ocean Group Ltd	1,546,982
292,332	Petroleum Geo-Services ASA *	2,607,102
134,577	Yara International ASA	5,372,317
	Total Norway	24,168,247
	Portugal — 0.0%
441,493	EDP-Energias de Portugal SA	1,343,021

See accompanying notes to the financial statements.

12

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Singapore — 2.6%
3,513,000	CapitaCommercial Trust (REIT)	3,636,482
2,344,000	Ezra Holdings Ltd	3,060,775
36,284,000	Golden Agri-Resources Ltd	15,056,026
761,000	Indofood Agri Resources Ltd *	1,298,242
2,845,000	Jaya Holdings Ltd *	1,420,659
1,116,200	MobileOne Ltd	1,790,377
4,709,000	Neptune Orient Lines Ltd *	6,661,781
6,052,181	Noble Group Ltd	7,057,598
1,772,000	Oversea-Chinese Banking Corp Ltd	11,363,565
1,371,000	SembCorp Marine Ltd	3,866,934
216,000	Singapore Airlines Ltd	2,410,579
2,819,000	Singapore Exchange Ltd	15,677,419
2,944,000	Singapore Press Holdings Ltd	8,878,822
10,169,000	Singapore Telecommunications	23,171,209
5,529,000	Suntec Real Estate Investment Trust (REIT)	5,801,595
692,000	United Overseas Bank Ltd	9,576,410
708,000	Venture Corp Ltd	4,548,197
	Total Singapore	125,276,670
	Spain — 1.7%
1,565,531	Banco Bilbao Vizcaya Argentaria SA	18,857,247
1,020,636	Banco Popular Espanol SA	6,038,142
1,758,739	Banco Santander SA	20,479,251
170,432	Inditex SA	11,334,251
1,064,938	Repsol YPF SA	24,240,616
	Total Spain	80,949,507
	Sweden — 3.8%
409,799	Alfa Laval AB	5,972,537
319,237	Assa Abloy AB Class B	6,356,095
740,413	Atlas Copco AB Class A	11,217,372
1,080,182	Boliden AB	12,193,946
435,021	Electrolux AB Class B	8,356,295
453,605	Ericsson LM B Shares	4,380,019

See accompanying notes to the financial statements.

13

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
1,241,771	Hennes & Mauritz AB Class B	40,466,957
168,393	Modern Times Group AB Class B	9,652,884
147,298	NCC Class B	2,415,711
946,022	Nordea Bank AB	8,436,083
1,030,726	Sandvik AB	12,161,127
717,371	Skandinaviska Enskilda Banken AB Class A	4,441,297
348,879	SKF AB Class B	6,235,398
603,329	Svenska Handelsbanken AB Class A	15,680,641
1,860,780	Swedbank AB Class A *	20,744,927
655,151	Trelleborg AB Class B	4,336,554
831,514	Volvo AB Class B *	9,586,468
	Total Sweden	182,634,311
	Switzerland — 6.7%
108,829	Actelion Ltd (Registered) *	4,656,207
293,909	Clariant AG (Registered) *	3,768,300
590,941	Compagnie Financiere Richemont SA Class A	22,852,947
1,712,024	Nestle SA (Registered)	88,504,430
2,152,081	Novartis AG (Registered)	112,815,783
405,471	Roche Holding AG (Non Voting)	55,001,964
61,126	Swatch Group AG	19,608,275
13,251	Swisscom AG (Registered)	5,143,431
119,787	Synthes Inc	13,174,170
	Total Switzerland	325,525,507
	United Kingdom — 20.8%
2,244,902	3i Group Plc	8,928,763
210,583	Aggreko Plc	4,565,300
721,944	Anglo American Plc	25,748,998
2,188,947	ARM Holdings Plc	12,215,190
2,395,214	AstraZeneca Plc	117,737,680
396,756	Barclays Plc	1,821,515
706,723	BBA Aviation Plc	1,917,617
1,617,814	BG Group Plc	25,912,103

See accompanying notes to the financial statements.

14

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
755,753	BHP Billiton Plc	21,074,649
1,838,967	BP Plc	10,613,125
388,494	British American Tobacco Plc	13,163,387
6,986,617	BT Group Plc	14,247,769
1,518,137	Burberry Group Plc	19,710,786
831,635	Capita Group Plc	8,944,414
1,431,771	Centrica Plc	7,122,766
1,177,888	Compass Group Plc	9,603,201
1,208,613	Diageo Plc	19,645,233
15,613,768	Dixons Retail Plc *	5,736,900
1,193,979	Drax Group Plc	7,238,541
363,752	Eurasian Natural Resources Corp	4,700,466
690,472	Firstgroup Plc	3,671,775
1,456,479	Game Group Plc	1,473,310
8,142,209	GlaxoSmithKline Plc	151,945,086
2,001,467	Home Retail Group Plc	6,670,577
2,613,054	HSBC Holdings Plc	25,593,996
149,961	IMI Plc	1,561,590
194,139	Imperial Tobacco Group Plc	5,342,886
696,571	Kazakhmys Plc	12,260,237
2,472,066	Kesa Electricals Plc	5,035,155
871,524	Ladbrokes Plc	1,746,772
475,528	Lancashire Holdings Ltd	3,879,733
12,675,717	Lloyds Banking Group Plc *	13,342,372
599,616	Next Plc	18,131,764
1,492,363	Northern Foods Plc	1,036,816
474,775	Pearson Plc	7,040,373
231,396	Petrofac Ltd	4,951,099
242,407	Provident Financial Plc	3,069,743
438,705	Reckitt Benckiser Group Plc	21,866,031
1,158,623	Rio Tinto Plc	58,276,478
773,172	Rolls-Royce Group Plc *	6,541,790
567,226	Royal Dutch Shell Group Class A (Amsterdam)	15,017,345
2,340,637	Royal Dutch Shell Plc A Shares (London)	61,989,078

See accompanying notes to the financial statements.

15

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,364,911	Royal Dutch Shell Plc B Shares (London)	34,787,757
446,805	SABMiller Plc	12,687,534
295,868	Scottish & Southern Energy Plc	5,191,081
268,124	Shire Plc	5,768,222
647,273	Smith & Nephew Plc	5,356,725
220,599	Spectris Plc	2,964,359
1,226,943	Stagecoach Group Plc	3,229,776
850,110	Standard Chartered Plc	22,702,266
1,076,605	Tesco Plc	6,699,790
1,375,900	Tomkins Plc	6,814,720
943,419	Travis Perkins Plc *	10,995,723
1,037,238	Trinity Mirror Plc *	1,746,705
580,556	Tullett Prebon Plc	3,279,865
194,452	Unilever Plc	5,122,810
263,325	Vedanta Resources Plc	7,586,971
22,849,017	Vodafone Group Plc	54,861,811
162,783	Weir Group Plc (The)	3,005,719
368,168	WH Smith Plc	2,295,106
2,472,926	William Hill Plc	6,323,873
735,488	Wolseley Plc *	14,144,587
564,567	WPP Plc	5,581,425
892,222	Xstrata Plc	13,923,458
	Total United Kingdom	1,006,162,692
	TOTAL COMMON STOCKS (COST $5,091,940,206)	4,590,978,879
	PREFERRED STOCKS — 0.6%
	Germany — 0.6%
202,758	Henkel AG & Co KGaA 1.40%	9,503,213
205,396	Porsche Automobil Holding SE 0.13%	9,579,820
333,546	ProSiebenSat.1 Media AG 0.13%	5,985,651

See accompanying notes to the financial statements.

16

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		Germany — continued
	39,948	Volkswagen AG 2.10%	3,966,838
		Total Germany	29,035,522
		TOTAL PREFERRED STOCKS (COST $29,925,828)	29,035,522
		OPTIONS PURCHASED — 0.1%
		United Kingdom — 0.1%
GBP	7,593,720	Barclays PLC Call Options, Expires 09/17/10, Strike 280.00	2,896,457
		TOTAL OPTIONS PURCHASED (COST $4,751,998)	2,896,457
		SHORT-TERM INVESTMENTS — 3.8%
		Time Deposits — 3.1%
AUD	1,041,766	Bank of America (Charlotte) Time Deposit, 4.44%, due 09/01/10	926,859
USD	29,600,000	BNP Paribas (Grand Cayman) Time Deposit, 0.22%, due 09/01/10	29,600,000
CHF	10,450	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/01/10	10,293
SEK	70,956	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	9,600
NZD	13,771	Brown Brothers Harriman (Grand Cayman) Time Deposit, 3.07%, due 09/01/10	9,603
GBP	2,263	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.46%, due 09/01/10	3,471
NOK	60,095	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.89%, due 09/01/10	9,528
EUR	234,693	Citibank (New York) Time Deposit, 0.28%, due 09/01/10	297,415
DKK	671,252	Citibank (New York) Time Deposit, 0.10%, due 09/01/10	114,264
USD	29,600,000	Commerzbank (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	29,600,000
CAD	123,924	Deustche Bank (Frankfurt) Time Deposit, 0.70%, due 09/01/10	116,214
USD	81,869	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	81,869
HKD	550,027	HSBC Bank (Hong Kong) Time Deposit, 0.03%, due 09/01/10	70,709
SGD	1,235,987	HSBC Bank (Hong Kong) Time Deposit, 0.13%, due 09/01/10	911,832
JPY	32,841,760	HSBC Bank (Hong Kong) Time Deposit, 0.04%, due 09/01/10	390,927
GBP	341,495	HSBC Bank (London) Time Deposit, 0.46%, due 09/01/10	523,734
USD	29,800,000	HSBC Bank (USA) Time Deposit, 0.17%, due 09/01/10	29,800,000
USD	29,600,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.18%, due 09/01/10	29,600,000

See accompanying notes to the financial statements.

17

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	29,600,000	Societe Generale (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	29,600,000
		Total Time Deposits	151,676,318
		U.S. Government — 0.7%
	31,424,000	U.S. Treasury Bill, 0.15%, due 09/23/10 (a)	31,420,543
		TOTAL SHORT-TERM INVESTMENTS (COST $183,096,861)	183,096,861
		TOTAL INVESTMENTS — 99.5% (Cost $5,309,714,893)	4,806,007,719
		Other Assets and Liabilities (net) — 0.5%	25,341,901
		TOTAL NET ASSETS — 100.0%	$4,831,349,620

See accompanying notes to the financial statements.

18

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	Deutsche Bank AG	CHF	11,126,000	$10,963,866	$232,667
10/22/10	Brown Brothers Harriman & Co.	CHF	27,299,333	26,901,514	583,830
10/22/10	Bank Of America	GBP	27,166,412	41,649,412	(914,922)
10/22/10	Royal Bank Of Scotland PLC	GBP	10,579,539	16,219,719	(365,401)
10/22/10	Deutsche Bank AG	GBP	23,133,355	35,466,245	(672,219)
10/22/10	JP Morgan Chase	HKD	60,254,935	7,748,917	(7,521)
10/22/10	Royal Bank Of Scotland PLC	SEK	245,448,852	33,179,377	(109,592)
10/22/10	Barclays	SEK	148,010,367	20,007,801	(72,837)
10/22/10	JP Morgan Chase	SEK	98,804,003	13,356,164	4,891
10/22/10	Brown Brothers Harriman & Co.	SEK	153,695,375	20,776,291	(44,845)
10/22/10	Bank Of America	SEK	148,010,367	20,007,801	(61,160)
10/22/10	Deutsche Bank AG	SEK	98,804,003	13,356,165	(31,549)
10/22/10	Mellon Bank	SEK	139,303,875	18,830,871	(70,091)
				$278,464,143	$(1,528,749)
Sales #
10/22/10	Barclays	CAD	27,203,691	$25,490,643	$540,351
10/22/10	Morgan Stanley	CAD	39,011,168	36,554,590	799,656
10/22/10	Deutsche Bank AG	CAD	6,014,000	5,635,292	130,491
10/22/10	Royal Bank of Scotland PLC	EUR	9,037,163	11,451,565	148,366
10/22/10	Bank Of America	EUR	25,349,395	32,121,834	433,355
10/22/10	Bank Of America	NZD	12,464,049	8,655,253	99,819
10/22/10	Barclays	SGD	31,007,360	22,874,831	(91,552)
10/22/10	Brown Brothers Harriman & Co.	SGD	31,007,360	22,874,831	(99,584)
				$165,658,839	$1,960,902

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

19

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
225	DAX	September 2010	$41,992,340	$(1,430,726)
512	FTSE 100	September 2010	40,635,515	(176,371)
10	Hang Seng	September 2010	1,311,958	(6,763)
499	FTSE/MIB	September 2010	62,061,978	(1,163,822)
381	CAC 40	September 2010	16,750,137	(775,889)
968	MSCI Singapore	September 2010	49,851,031	1,046,660
318	TOPIX	September 2010	30,281,731	(2,863,323)
			$242,884,690	$(5,370,234)
Sales
511	S&P Toronto 60	September 2010	$66,446,533	$(1,246,959)
625	SPI 200	September 2010	61,236,012	1,578,385
			$127,682,545	$331,426

Written Options

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Put	7,593,720	09/17/2010	GBP	Barclays PLC Put, Strike, 240.00	$(3,563,998)	$(100,401)
					$(3,563,998)	$(100,401)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
56,700,000	JPY	09/21/2010	Goldman Sachs	1 Month JPY	Return on Takefuji Corp
				LIBOR - 5.00%		$(27,712)
$(27,712)
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

20

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

21

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $5,309,714,893) (Note 2)	$4,806,007,719
Dividends and interest receivable	13,998,649
Foreign taxes receivable	3,654,351
Unrealized appreciation on open forward currency contracts (Note 4)	2,973,426
Receivable for collateral on open futures contracts (Note 4)	26,533,710
Receivable for expenses reimbursed by Manager (Note 5)	172,980
Total assets	4,853,340,835
Liabilities:
Foreign currency due to custodian (proceeds $1,231,948)	1,238,099
Payable for Fund shares repurchased	15,078,302
Payable to affiliate for (Note 5):
Management fee	1,610,876
Shareholder service fee	334,062
Trustees and Chief Compliance Officer of GMO Trust fees	7,703
Payable for variation margin on open futures contracts (Note 4)	428,643
Unrealized depreciation on open forward currency contracts (Note 4)	2,541,273
Payable for open swap contracts (Note 4)	27,712
Written options outstanding, at value (premiums $3,563,998) (Note 4)	100,401
Accrued expenses	624,144
Total liabilities	21,991,215
Net assets	$4,831,349,620

See accompanying notes to the financial statements.

22

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,538,859,049
Accumulated undistributed net investment income	45,138,414
Accumulated net realized loss	(1,247,954,554)
Net unrealized depreciation	(504,693,289)
$4,831,349,620
Net assets attributable to:
Class III shares	$857,249,602
Class IV shares	$975,565,411
Class VI shares	$2,998,534,607
Shares outstanding:
Class III	34,584,089
Class IV	39,366,709
Class VI	121,100,881
Net asset value per share:
Class III	$24.79
Class IV	$24.78
Class VI	$24.76

See accompanying notes to the financial statements.

23

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $8,207,631)	$78,114,856
Interest	239,980
Total investment income	78,354,836
Expenses:
Management fee (Note 5)	8,802,002
Shareholder service fee – Class III (Note 5)	712,531
Shareholder service fee – Class IV (Note 5)	417,982
Shareholder service fee – Class VI (Note 5)	757,279
Custodian and fund accounting agent fees	823,768
Legal fees	106,444
Trustees fees and related expenses (Note 5)	46,777
Audit and tax fees	43,148
Transfer agent fees	24,840
Registration fees	10,120
Miscellaneous	50,140
Total expenses	11,795,031
Fees and expenses reimbursed by Manager (Note 5)	(1,042,176)
Expense reductions (Note 2)	(622)
Net expenses	10,752,233
Net investment income (loss)	67,602,603
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(31,233,220)
Closed futures contracts	(286,781)
Closed swaps contracts	(502,961)
Foreign currency, forward contracts and foreign currency related transactions	(8,352,973)
Net realized gain (loss)	(40,375,935)
Change in net unrealized appreciation (depreciation) on:
Investments	(159,938,187)
Open futures contracts	2,438,428
Written options	1,611,714
Open swap contracts	2,740
Foreign currency, forward contracts and foreign currency related transactions	2,587,151
Net unrealized gain (loss)	(153,298,154)
Net realized and unrealized gain (loss)	(193,674,089)
Net increase (decrease) in net assets resulting from operations	$(126,071,486)

See accompanying notes to the financial statements.

24

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$67,602,603	$93,456,349
Net realized gain (loss)	(40,375,935)	(785,833,674)
Change in net unrealized appreciation (depreciation)	(153,298,154)	2,113,210,885
Net increase (decrease) in net assets from operations	(126,071,486)	1,420,833,560
Distributions to shareholders from:
Net investment income
Class III	(4,249,303)	(36,644,433)
Class IV	(4,961,748)	(31,139,124)
Class VI	(15,414,917)	(72,326,484)
Total distributions from net investment income	(24,625,968)	(140,110,041)
Net share transactions (Note 9):
Class III	(137,400,566)	(205,314,911)
Class IV	212,116,834	(846,830,399)
Class VI	803,822,351	754,238,113
Increase (decrease) in net assets resulting from net share transactions	878,538,619	(297,907,197)
Total increase (decrease) in net assets	727,841,165	982,816,322
Net assets:
Beginning of period	4,103,508,455	3,120,692,133
End of period (including accumulated undistributed net investment income of $45,138,414 and $2,161,779, respectively)	$4,831,349,620	$4,103,508,455

See accompanying notes to the financial statements.

25

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$25.63		$18.15		$37.25		$39.38		$35.23	$30.81
Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.55		0.92		1.01		0.86	0.72
Net realized and unrealized gain (loss)	(1.10)		7.79		(18.54)		(0.51)		6.06	4.79
Total from investment operations	(0.72)		8.34		(17.62)		0.50		6.92	5.51
Less distributions to shareholders:
From net investment income	(0.12)		(0.86)		(1.19)		(0.68)		(0.77)	(0.16)
From net realized gains	—		—		(0.29)		(1.95)		(2.00)	(0.93)
Total distributions	(0.12)		(0.86)		(1.48)		(2.63)		(2.77)	(1.09)
Net asset value, end of period	$24.79		$25.63		$18.15		$37.25		$39.38	$35.23
Total Return(a)	(2.81	)%**	45.97%		(48.61)%		0.69%		20.04%	18.26%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$857,250		$1,017,207		$855,690		$917,685		$877,816	$820,336
Net expenses to average daily net assets	0.53	%(b)*	0.53	%(b)	0.53	%(c)	0.53	%(c)	0.53%	0.54%
Net investment income (loss) to average daily net assets	2.95	%*	2.22%		3.08%		2.44%		2.29%	2.26%
Portfolio turnover rate	15	%**	48%		41%		43%		47%	43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%	0.10%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$25.62		$18.14		$37.23		$39.36		$35.21	$30.80
Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.64		0.94		1.04		0.85	0.65
Net realized and unrealized gain (loss)	(1.09)		7.71		(18.53)		(0.52)		6.09	4.87
Total from investment operations	(0.71)		8.35		(17.59)		0.52		6.94	5.52
Less distributions to shareholders:
From net investment income	(0.13)		(0.87)		(1.21)		(0.70)		(0.79)	(0.18)
From net realized gains	—		—		(0.29)		(1.95)		(2.00)	(0.93)
Total distributions	(0.13)		(0.87)		(1.50)		(2.65)		(2.79)	(1.11)
Net asset value, end of period	$24.78		$25.62		$18.14		$37.23		$39.36	$35.21
Total Return(a)	(2.80	)%**	46.04%		(48.56)%		0.75%		20.14%	18.31%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$975,565		$797,730		$1,166,165		$947,063		$711,712	$1,183,535
Net expenses to average daily net assets	0.47	%(b)*	0.47	%(b)	0.47	%(c)	0.47	%(c)	0.47%	0.48%
Net investment income (loss) to average daily net assets	2.91	%*	2.65%		3.18%		2.51%		2.27%	1.98%
Portfolio turnover rate	15	%**	48%		41%		43%		47%	43%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.05%	0.11%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

27

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007(a)
Net asset value, beginning of period	$25.60		$18.13		$37.22		$39.35		$36.09
Income (loss) from investment operations:
Net investment income (loss)†	0.38		0.52		0.92		0.98		0.74
Net realized and unrealized gain (loss)	(1.09)		7.83		(18.50)		(0.45)		5.33
Total from investment operations	(0.71)		8.35		(17.58)		0.53		6.07
Less distributions to shareholders:
From net investment income	(0.13)		(0.88)		(1.22)		(0.71)		(0.81)
From net realized gains	—		—		(0.29)		(1.95)		(2.00)
Total distributions	(0.13)		(0.88)		(1.51)		(2.66)		(2.81)
Net asset value, end of period	$24.76		$25.60		$18.13		$37.22		$39.35
Total Return(b)	(2.79	)%**	46.11%		(48.56)%		0.78%		17.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,998,535		$2,288,572		$1,098,838		$3,567,360		$1,377,829
Net expenses to average daily net assets	0.44	%(c)*	0.44	%(c)	0.44	%(d)	0.44	%(d)	0.44	%*
Net investment income (loss) to average daily net assets	2.91	%*	2.08%		3.07%		2.36%		2.11	%*
Portfolio turnover rate	15	%**	48%		41%		43%		47	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%		0.05%		0.05%		0.05	%*

(a)  Period from March 28, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select individual equity investments, countries, and currencies. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). In selecting countries in which to invest and determining the Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Fund may make investments tied economically to emerging countries. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take

29

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

models. As of August 31, 2010, 93.5% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$210,453,623	$—	$210,453,623
Austria	—	28,669,016	—	28,669,016
Belgium	—	57,271,768	—	57,271,768
Canada	80,693,725	—	—	80,693,725
Denmark	—	55,124,629	—	55,124,629
Finland	—	38,948,132	—	38,948,132
France	9,340,561	448,053,991	—	457,394,552
Germany	—	211,379,947	—	211,379,947
Greece	—	18,583,299	—	18,583,299
Hong Kong	—	67,393,470	—	67,393,470
Ireland	—	25,739,624	—	25,739,624
Israel	—	12,880,024	—	12,880,024

31

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Italy	$—	$270,330,761		$—	$270,330,761
Japan	—	1,133,828,191		—	1,133,828,191
Malta	—	0	*	—	0
Netherlands	—	161,294,474		—	161,294,474
New Zealand	9,298,938	5,634,751		—	14,933,689
Norway	—	24,168,247		—	24,168,247
Portugal	—	1,343,021		—	1,343,021
Singapore	3,060,775	122,215,895		—	125,276,670
Spain	—	80,949,507		—	80,949,507
Sweden	—	182,634,311		—	182,634,311
Switzerland	—	325,525,507		—	325,525,507
United Kingdom	—	1,006,162,692		—	1,006,162,692
TOTAL COMMON STOCKS	102,393,999	4,488,584,880		—	4,590,978,879
Preferred Stocks
Germany	—	29,035,522		—	29,035,522
TOTAL PREFERRED STOCKS	—	29,035,522		—	29,035,522
Options Purchased
United Kingdom	—	2,896,457		—	2,896,457
TOTAL OPTIONS PURCHASED	—	2,896,457		—	2,896,457
Short-Term Investments	151,676,318	31,420,543		—	183,096,861
Total Investments	254,070,317	4,551,937,402		—	4,806,007,719
Derivatives
Forward Currency Contracts Foreign exchange risk	—	2,973,426		—	2,973,426
Futures Contracts Equity risk	—	2,625,045		—	2,625,045
Total Derivatives	—	5,598,471		—	5,598,471
Total	$254,070,317	$4,557,535,873		$—	$4,811,606,190

32

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign exchange risk	$—	$(2,541,273)	$—	$(2,541,273)
Futures Contracts Equity risk	(1,246,959)	(6,416,894)	—	(7,663,853)
Written Options Equity risk	—	(100,401)	—	(100,401)
Swap Agreements Equity risk	—	(27,712)	—	(27,712)
Total	$(1,246,959)	$(9,086,280)	$—	$(10,333,239)

*  Represents the interest in securities that have no value at August 31, 2010.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend

33

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $25,121,678.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(215,235,940)
2/28/2018	(906,840,158)
Total	$(1,122,076,098)

34

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,388,497,191	$240,862,340	$(823,351,812)	$(582,489,472)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are

35

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

36

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes,

37

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a

38

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign

39

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing (0.1)% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified using Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased call option contracts as a substitute for direct equity investment (when paired with written put options). Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

40

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2010, the Fund used written put option contracts as a substitute for direct equity investment (when paired with purchased call options). Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2010, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$(7,593,720)	—	$(3,563,998)	$—	—	$—
Options written	—	—	—	—	—	—
Options exercised
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—
Outstanding, end of period	$(7,593,720)	—	$(3,563,998)	$—	—	$—

41

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

42

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used total return swap agreements to achieve returns comparable to holding and lending a direct equity position. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. The Fund held no rights or warrants at the end of the period.

43

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$2,896,457	$—	$2,896,457
Unrealized appreciation on future contracts*	—	—	—	2,625,045	—	2,625,045
Unrealized appreciation on forward currency contracts	—	2,973,426	—	—	—	2,973,426
Total	$—	$2,973,426	$—	$5,521,502	$—	$8,494,928
Liabilities:
Written options outstanding	$—	$—	$—	$(100,401)	$—	$(100,401)
Unrealized depreciation on future contracts*	—	—	—	(7,663,853)	—	(7,663,853)
Unrealized depreciation on forward currency contracts	—	(2,541,273)	—	—	—	(2,541,273)
Unrealized depreciation on swap agreements	—	—	—	(27,712)	—	(27,712)
Total	$—	$(2,541,273)	$—	$(7,791,966)	$—	$(10,333,239)

44

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(1,076,003)	$—	$(1,076,003)
Future contracts	—	—	—	(286,781)	—	(286,781)
Forward currency contracts	—	(6,934,270)	—	—	—	(6,934,270)
Swap Agreements	—	—	—	(502,961)	—	(502,961)
Total	$—	$(6,934,270)	$—	$(1,865,745)	$—	$(8,800,015)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$—	$—	$—	$(3,650,637)	$—	$(3,650,637)
Written options	—	—	—	1,611,714	—	1,611,714
Future contracts	—	—	—	2,438,428	—	2,438,428
Forward currency contracts	—	2,433,989	—	—	—	2,433,989
Swap Agreements	—	—	—	2,740	—	2,740
Total	$—	$2,433,989	$—	$402,245	$—	$2,836,234

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts and rights and warrants), notional amounts (swap agreements), or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements	Options	Rights/ Warrants
Average amount outstanding	$799,141,183	$326,381,418	$965,939	$22,841,702	$56,038

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.38% of average daily net assets. The Fund has adopted a Shareholder Service Plan under

45

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.09% for Class IV shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.38% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $46,777 and $16,284, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $1,481,329,278 and $633,650,105, respectively. Cost of purchases of securities for in-kind transactions for the period ended August 31, 2010 were $22,334,850.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may

46

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 26.02% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 53.62% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,547,005	$39,835,896	5,821,799	$134,795,005
Shares issued to shareholders in reinvestment of distributions	135,470	3,450,417	1,151,413	29,417,970
Shares repurchased	(6,784,649)	(180,686,879)	(14,431,649)	(369,527,886)
Net increase (decrease)	(5,102,174)	$(137,400,566)	(7,458,437)	$(205,314,911)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	8,899,569	$229,468,680	9,373,640	$227,088,783
Shares issued to shareholders in reinvestment of distributions	192,485	4,900,686	1,230,113	31,139,124
Shares repurchased	(861,877)	(22,252,532)	(43,764,218)	(1,105,058,306)
Net increase (decrease)	8,230,177	$212,116,834	(33,160,465)	$(846,830,399)

47

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	34,711,321	$878,748,116	37,566,602	$943,897,308
Shares issued to shareholders in reinvestment of distributions	605,694	15,408,842	2,801,043	72,288,666
Shares repurchased	(3,621,390)	(90,334,607)	(11,578,500)	(261,947,861)
Net increase (decrease)	31,695,625	$803,822,351	28,789,145	$754,238,113

48

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

49

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

50

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

51

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

52

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$971.90	$2.63
2) Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70
Class IV
1) Actual	0.47%	$1,000.00	$972.00	$2.34
2) Hypothetical	0.47%	$1,000.00	$1,022.84	$2.40
Class VI
1) Actual	0.44%	$1,000.00	$972.10	$2.19
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

53

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	93.6%
Short-Term Investments	3.0
Preferred Stocks	2.5
Debt Obligations	0.1
Investment Funds	0.1
Options Purchased	0.0
Forward Currency Contracts	0.0
Rights and Warrants	0.0
Written Options	(0.0)
Futures Contracts	(0.1)
Swap Agreements	(0.1)
Other	0.9
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
Euro Region***	19.7%
Japan	18.5
United Kingdom	16.8
Switzerland	6.4
South Korea	5.3
Russia	4.1
Sweden	3.2
Brazil	3.1
Singapore	3.0
Taiwan	2.1
China	1.9
Australia	1.8
Turkey	1.8
Thailand	1.8
India	1.8
Denmark	1.6
Hong Kong	1.3
Norway	0.9
South Africa	0.7
Indonesia	0.6
Czech Republic	0.6
Canada	0.5
Mexico	0.5
Egypt	0.4
Hungary	0.4
Malaysia	0.4
Poland	0.3
Philippines	0.2
Chile	0.1
New Zealand	0.1
Israel	0.1
Morocco	0.0
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
23,324,061	GMO Emerging Markets Fund, Class VI	287,352,437
1,148,005	GMO Flexible Equities Fund, Class VI	19,607,917
20,056,813	GMO International Growth Equity Fund, Class IV	389,102,167
20,457,693	GMO International Intrinsic Value Fund, Class IV	386,036,663
	TOTAL MUTUAL FUNDS (COST $1,201,067,058)	1,082,099,184
	SHORT-TERM INVESTMENTS — 0.0%
	Time Deposits — 0.0%
32,953	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2010	32,953
	TOTAL SHORT-TERM INVESTMENTS (COST $32,953)	32,953
	TOTAL INVESTMENTS — 100.0% (Cost $1,201,100,011)	1,082,132,137
	Other Assets and Liabilities (net) — (0.0%)	(56,421)
	TOTAL NET ASSETS — 100.0%	$1,082,075,716

See accompanying notes to the financial statements.

3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $32,953) (Note 2)	$32,953
Investments in affiliated issuers, at value (cost $1,201,067,058) (Notes 2 and 10)	1,082,099,184
Receivable for expenses reimbursed by Manager (Note 5)	12,803
Miscellaneous receivable	176
Total assets	1,082,145,116
Liabilities:
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	1,816
Accrued expenses	67,584
Total liabilities	69,400
Net assets	$1,082,075,716
Net assets consist of:
Paid-in capital	$1,296,928,252
Accumulated undistributed net investment income	3,180,981
Accumulated net realized loss	(99,065,643)
Net unrealized depreciation	(118,967,874)
$1,082,075,716
Net assets attributable to:
Class III shares	$1,082,075,716
Shares outstanding:
Class III	$121,593,630
Net asset value per share:
Class III	$8.90

See accompanying notes to the financial statements.

4

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$3,226,623
Interest	178
Total investment income	3,226,801
Expenses:
Legal fees	25,300
Custodian, fund accounting agent and transfer agent fees	24,840
Audit and tax fees	16,836
Trustees fees and related expenses (Note 5)	10,712
Registration fees	2,484
Miscellaneous	8,924
Total expenses	89,096
Fees and expenses reimbursed by Manager (Note 5)	(74,520)
Expense reductions (Note 2)	(794)
Net expenses	13,782
Net investment income (loss)	3,213,019
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(12,932,803)
Net realized gain (loss)	(12,932,803)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	10,730,406
Net realized and unrealized gain (loss)	(2,202,397)
Net increase (decrease) in net assets resulting from operations	$1,010,622

See accompanying notes to the financial statements.

5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,213,019	$27,661,703
Net realized gain (loss)	(12,932,803)	(29,625,725)
Change in net unrealized appreciation (depreciation)	10,730,406	278,327,502
Net increase (decrease) in net assets from operations	1,010,622	276,363,480
Distributions to shareholders from:
Net investment income
Class III	(4,774,180)	(22,901,437)
Net realized gains
Class III	—	(9,699,836)
	(4,774,180)	(32,601,273)
Net share transactions (Note 9):
Class III	67,885,582	253,658,379
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	222,439	647,780
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	68,108,021	254,306,159
Total increase (decrease) in net assets	64,344,463	498,068,366
Net assets:
Beginning of period	1,017,731,253	519,662,887
End of period (including accumulated undistributed net investment income of $3,180,981 and $4,742,142, respectively)	$1,082,075,716	$1,017,731,253

See accompanying notes to the financial statements.

6

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$8.96		$6.17		$16.45		$17.96		$17.13	$15.19
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.28		0.40		0.31		0.33	0.18
Net realized and unrealized gain (loss)	(0.05)		2.81		(7.20)		1.32		2.85	2.90
Total from investment operations	(0.02)		3.09		(6.80)		1.63		3.18	3.08
Less distributions to shareholders:
From net investment income	(0.04)		(0.20)		(0.39)		(1.00)		(0.83)	(0.47)
From net realized gains	—		(0.10)		(3.09)		(2.14)		(1.52)	(0.67)
Total distributions	(0.04)		(0.30)		(3.48)		(3.14)		(2.35)	(1.14)
Net asset value, end of period	$8.90		$8.96		$6.17		$16.45		$17.96	$17.13
Total Return(b)	(0.23	)%**	50.37%		(48.63)%		7.81%		19.33%	21.15%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,082,076		$1,017,731		$519,663		$755,542		$758,757	$659,520
Net expenses to average daily net assets(c)(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	0.60	%*	3.21%		3.46%		1.66%		1.87%	1.15%
Portfolio turnover rate	5	%**	11%		33%		9%		4%	7%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.02%		0.01%		0.01%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.01		$0.00	(f)	$0.00 (f)	$0.00 (f)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI ACWI (All Country World Index) ex-U.S. Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign equity investments (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Manager changes the Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

8

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 2.1% of net assets. The underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 88.1% and (0.1)%, respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation

9

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$1,082,099,184	$—	$—	$1,082,099,184
Short-Term Investments	32,953	—	—	32,953
Total Investments	1,082,132,137	—	—	1,082,132,137
Total	$1,082,132,137	$—	$—	$1,082,132,137

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities using Level 3 inputs were 2.1% of total net assets.

The Fund held no direct investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

10

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $2,753,614.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(165,440)
Total	$(165,440)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,296,260,510	$15,172,372	$(229,300,745)	$(214,128,373)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts

11

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

Prior to June 30, 2010, the premium on cash purchases and the fee on cash redemptions were each 0.18% of the amount invested or redeemed. Effective June 30, 2010, the premium on cash purchases and the fee on cash redemptions were each 0.21% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur/reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are

13

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new

14

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Market Risk — Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls may cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events may increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement

15

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $10,712 and $3,864, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.585%	0.081%	0.666%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $116,783,220 and $50,240,810, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

16

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2010, 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	10,967,189	$94,779,482	37,135,791	$324,432,360
Shares issued to shareholders in reinvestment of distributions	500,593	4,410,225	3,381,013	29,900,935
Shares repurchased	(3,481,536)	(31,304,125)	(11,107,975)	(100,674,916)
Purchase premiums	—	181,212	—	533,167
Redemption fees	—	41,227	—	114,613
Net increase (decrease)	7,986,246	$68,108,021	29,408,829	$254,306,159

17

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Asset Allocation Bond Fund, Class VI	$—	$24,975	$24,881	$—	$—	$—
GMO Emerging Markets Fund, Class VI	225,157,009	50,067,172	3,860,715	—	—	287,352,437
GMO Flexible Equities Fund, Class VI	20,420,861	1,042,367	195,228	—	—	19,607,917
GMO International Growth Equity Fund, Class IV	378,180,167	34,434,946	18,735,936	1,368,323	—	389,102,167
GMO International Intrinsic Value Fund, Class IV	374,634,191	31,012,911	7,392,213	1,657,451	—	386,036,663
GMO International Small Companies III	19,366,944	200,849	20,031,837	200,849	—	—
Totals	$1,017,759,172	$116,783,220	$50,240,810	$3,226,623	$—	$1,082,099,184

18

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees

19

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

20

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

21

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.67%	$1,000	$997.70	$3.37
2) Hypothetical	0.67%	$1,000	$1,021.83	$3.41

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.0%
Short-Term Investments	3.5
Preferred Stocks	0.3
Forward Currency Contracts	0.1
Futures Contracts	0.0
Other	1.1
100.0%
Country Summary	% of Equity Investments*
United Kingdom	24.3%
Japan	20.8
Switzerland	12.5
Sweden	5.9
Germany	5.1
Australia	4.8
France	4.8
Netherlands	4.4
Denmark	3.5
Canada	3.0
Singapore	2.8
Hong Kong	1.9
Norway	1.9
Belgium	1.3
Spain	1.3
Finland	0.5
Greece	0.4
Italy	0.4
Austria	0.2
Ireland	0.1
Portugal	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	18.3%
Materials	11.8
Capital Goods	11.6
Food, Beverage & Tobacco	9.7
Telecommunication Services	5.1
Banks	4.1
Energy	3.9
Retailing	3.7
Technology Hardware & Equipment	3.4
Consumer Durables & Apparel	3.3
Software & Services	3.2
Household & Personal Products	3.1
Automobiles & Components	2.9
Health Care Equipment & Services	2.4
Media	2.2
Food & Staples Retailing	2.1
Transportation	2.0
Commercial & Professional Services	1.8
Semiconductors & Semiconductor Equipment	1.5
Utilities	1.4
Diversified Financials	1.1
Consumer Services	0.7
Real Estate	0.5
Insurance	0.2
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%
	Australia — 4.6%
428,303	BHP Billiton Ltd	14,210,178
102,383	Cochlear Ltd	6,318,192
644,905	Commonwealth Bank of Australia	28,984,978
131,200	CSL Ltd	3,857,125
127,022	Newcrest Mining Ltd	4,230,567
504,431	Rio Tinto Ltd	31,680,754
2,745,087	Telstra Corp Ltd	6,742,251
70,971	Westpac Banking Corp	1,375,395
300,432	Woodside Petroleum Ltd	11,236,265
1,230,630	Woolworths Ltd	30,419,599
	Total Australia	139,055,304
	Austria — 0.2%
39,776	Andritz AG	2,414,315
17,004	Erste Group Bank AG	613,256
616,518	Immofinanz AG *	2,006,575
946,419	Immofinanz AG (Entitlement Shares) *	—
27,324	Raiffeisen International Bank Holding	1,111,209
37,675	Voestalpine AG	1,114,460
	Total Austria	7,259,815
	Belgium — 1.2%
93,049	Anheuser-Busch InBev NV	4,819,500
9,850	Bekaert NV	1,991,216
172,966	Belgacom SA	6,149,305
24,517	Colruyt SA	6,059,602
41,750	Delhaize Group	2,790,423
12,674	Groupe Bruxelles Lambert SA	931,786
69,806	Mobistar SA	3,904,886
257,355	Nyrstar	2,748,768
90,188	Telenet Group Holding NV *	2,688,582
156,443	Umicore	5,416,807
	Total Belgium	37,500,875

See accompanying notes to the financial statements.

3

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Canada — 2.9%
76,300	Barrick Gold Corp	3,574,047
294,000	Canadian National Railway Co	17,940,245
78,300	IGM Financial Inc	2,940,793
45,200	Imperial Oil Ltd	1,666,680
81,500	Metro Inc Class A	3,450,002
201,700	Pacific Rubiales Energy Corp *	4,757,120
45,200	Petrobank Energy & Resources Ltd *	1,567,493
174,200	Red Back Mining Inc *	5,199,781
220,300	Research In Motion Ltd *	9,441,281
172,900	Rogers Communications Inc Class B	6,000,871
126,000	Royal Bank of Canada	6,026,164
95,200	Shaw Communications Inc Class B	1,952,477
127,700	Shoppers Drug Mart Corp	4,348,279
563,100	Teck Resources Ltd Class B	18,836,008
	Total Canada	87,701,241
	Denmark — 3.4%
204	AP Moller-Maersk A/S Class A	1,528,482
109,187	Danske Bank A/S *	2,411,709
39,984	FLSmidth & Co A/S	2,348,446
1,053,806	Novo-Nordisk A/S Class B	90,037,022
50,762	Novozymes A/S Class B	5,939,459
	Total Denmark	102,265,118
	Finland — 0.5%
124,922	Alma Media Corp	1,008,746
75,844	Kone Oyj Class B	3,478,502
146,174	Metso Oyj	5,319,543
353,774	Nokia Oyj	3,014,522
180,403	UPM-Kymmene Oyj	2,468,702
	Total Finland	15,290,015

See accompanying notes to the financial statements.

4

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — 4.6%
37,598	Air Liquide SA	3,888,864
147,819	BNP Paribas	9,157,590
31,481	Bureau Veritas SA	1,913,480
133,721	Danone SA	7,158,343
55,638	Dassault Systemes SA	3,347,379
73,628	Essilor International SA	4,454,660
51,633	Eutelsat Communications	1,851,615
72,505	Hermes International	13,103,113
30,534	Iliad SA	2,867,649
124,154	L'Oreal SA	12,293,264
120,296	Legrand SA	3,644,020
137,822	LVMH Moet Hennessy Louis Vuitton SA	15,967,785
19,922	Neopost SA	1,404,057
95,929	Renault SA *	3,875,216
320,145	Sanofi-Aventis	18,327,116
61,410	Schneider Electric SA	6,490,004
219,715	SES SA	5,032,575
143,158	Silicon-On-Insulator Technologies *	1,208,303
74,219	Societe Generale	3,742,711
89,887	Technip SA	5,860,254
194,213	Total SA	9,033,704
35,424	Vallourec SA	3,032,484
34,253	Zodiac Aerospace	2,058,858
	Total France	139,713,044
	Germany — 4.5%
43,478	Adidas AG	2,205,064
231,388	Aixtron AG	5,714,286
255,541	BASF AG	13,440,376
228,093	Bayerische Motoren Werke AG	11,984,678
59,394	Beiersdorf AG	3,175,291
359,905	Daimler AG (Registered) *	17,412,210
18,771	Fielmann AG	1,546,720
79,090	HeidelbergCement AG	3,159,437

See accompanying notes to the financial statements.

5

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
56,482	Henkel AG & Co KGaA	2,269,498
1,550,048	Infineon Technologies AG *	8,595,534
195,507	Lanxess AG	8,520,423
34,446	MAN SE	2,962,243
56,447	MTU Aero Engines Holding AG	3,137,505
3,822	Puma AG Rudolf Dassler Sport	1,038,072
952,605	SAP AG	41,481,720
38,747	Software AG	4,067,654
92,255	Stada Arzneimittel AG	2,816,815
53,119	Suedzucker AG	966,836
102,041	Symrise AG	2,516,371
	Total Germany	137,010,733
	Greece — 0.4%
257,869	Alpha Bank A.E. *	1,651,050
213,637	EFG Eurobank Ergasias *	1,379,115
318,276	National Bank of Greece SA *	3,951,654
325,489	OPAP SA	4,940,742
	Total Greece	11,922,561
	Hong Kong — 1.9%
508,500	BOC Hong Kong Holdings Ltd	1,342,884
1,922,500	CLP Holdings Ltd	14,677,959
933,274	Esprit Holdings Ltd	5,265,550
549,100	Hang Seng Bank Ltd	7,555,574
1,382,500	Hong Kong Electric Holdings Ltd	8,425,388
4,050,340	Hong Kong & China Gas	9,815,873
89,200	Hong Kong Aircraft Engineering Co Ltd	1,217,290
297,600	Hong Kong Exchanges & Clearing Ltd	4,694,625
132,000	Sun Hung Kai Properties Ltd	1,861,510
120,500	Swire Pacific Ltd	1,457,402
	Total Hong Kong	56,314,055

See accompanying notes to the financial statements.

6

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Ireland — 0.1%
100,427	CRH Plc	1,546,255
	Italy — 0.3%
92,156	ENI SPA	1,820,827
168,278	Saipem SPA	5,857,294
168,950	Tenaris SA	2,849,342
	Total Italy	10,527,463
	Japan — 19.8%
41,300	ABC-Mart Inc	1,238,539
967,000	Asahi Glass Co Ltd	9,435,200
331,500	Astellas Pharma Inc	11,447,564
617,850	Canon Inc	25,295,070
357	Central Japan Railway Co	2,878,986
294,700	Chugai Pharmaceutical Co Ltd	5,038,418
859	CyberAgent Inc	1,378,002
160,700	Daiichi Sankyo Co Ltd	3,210,653
115,500	Daito Trust Construction Co Ltd	6,632,663
173,300	Dena Co Ltd	5,216,806
27,900	Disco Corp	1,393,607
252,300	Eisai Co Ltd	9,101,857
292,800	Elpida Memory Inc *	3,510,675
329,600	Fanuc Ltd	35,472,207
107,200	Fast Retailing Co Ltd	14,806,578
393,000	Fujitsu Ltd	2,721,221
425,000	Fuji Heavy Industries Ltd *	2,378,660
45,600	Hirose Electric Co Ltd	4,409,367
120,500	Hisamitsu Pharmaceutical Co Inc	4,973,299
104,100	Hitachi Construction Machinery Co Ltd	2,071,066
983,000	Hitachi Ltd *	3,994,645
758,900	Honda Motor Co Ltd	25,136,463
427,900	Hoya Corp	9,427,705
712	INPEX Corp	3,224,005
421,000	Isuzu Motors Ltd	1,396,760

See accompanying notes to the financial statements.

7

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
547,100	Itochu Corp	4,460,133
87,700	Ito En Ltd	1,435,008
768	Japan Tobacco Inc	2,385,876
704	Kakaku.com Inc	3,434,521
708,700	Kao Corp	16,497,906
874	KDDI Corp	4,215,006
51,830	Keyence Corp	10,728,419
1,108,000	Kintetsu Corp	3,700,697
145,000	Koito Manufacturing Co Ltd	1,992,395
575,500	Komatsu Ltd	11,685,344
142,000	Kuraray Co Ltd	1,607,017
113,300	Lawson Inc	5,154,422
159,600	Makita Corp	4,537,409
695,000	Marubeni Corp	3,578,160
826,000	Mitsubishi Chemical Holdings Corp	3,908,074
570,500	Mitsubishi Corp	12,224,344
1,135,000	Mitsubishi Electric Corp	9,057,562
151,200	Mitsui & Co Ltd	1,968,248
985,000	Mitsui OSK Lines Ltd	6,191,481
1,951,300	Mizuho Financial Group Inc	2,992,742
167,100	Murata Manufacturing Co Ltd	7,938,800
269,000	NHK Spring Co Ltd	2,230,685
190,500	Nidec Corp	16,778,423
221,100	Nikon Corp	3,684,661
67,000	Nintendo Co Ltd	18,574,417
491,000	Nippon Electric Glass Co Ltd	5,495,583
609,000	Nippon Yusen KK	2,345,692
1,253,800	Nissan Motor Co Ltd *	9,556,456
91,050	Nitori Co Ltd	7,934,267
200,800	Nitto Denko Corp	6,443,939
148,100	Nomura Research Institute Ltd	2,881,563
795,000	NSK Ltd	4,730,745
601	NTT Data Corp	1,882,127
9,472	NTT Docomo Inc	16,050,536

See accompanying notes to the financial statements.

8

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
557,000	Odakyu Electric Railway Co Ltd	5,144,715
146,900	Olympus Corp	3,511,268
54,600	Ono Pharmaceutical Co Ltd	2,396,968
33,200	Oriental Land Co Ltd	2,942,575
40,150	ORIX Corp	3,019,039
4,389	Rakuten Inc	3,326,545
152,200	Resona Holdings Inc	1,503,420
175,000	Ricoh Company Ltd	2,242,910
74,400	Sankyo Co Ltd	3,763,497
44,300	Santen Pharmaceutical Co Ltd	1,585,671
138,700	Secom Co Ltd	6,048,956
210,900	Seven & I Holdings Co Ltd	4,811,552
706	Seven Bank Ltd	1,343,803
28,000	Shimamura Co Ltd	2,549,595
216,200	Shin-Etsu Chemical Co Ltd	10,008,682
187,200	Shionogi & Co Ltd	3,274,564
284,000	Shiseido Co Ltd	6,374,712
51,300	SMC Corp	6,325,619
372,600	SoftBank Corp	10,680,255
220,200	Sony Corp	6,171,771
203,400	Stanley Electric Co Ltd	3,137,794
69,200	Sysmex Corp	4,376,328
612,600	Takeda Pharmaceutical Co Ltd	28,155,967
280,700	Terumo Corp	13,913,844
109,200	THK Co Ltd	1,796,116
374,000	Tobu Railway Co Ltd	2,135,386
119,300	Tokyo Electron Ltd	5,597,321
2,116,000	Toshiba Corp *	9,945,927
87,900	Toyota Boshoku Corp	1,279,010
92,400	Toyota Tsusho Corp	1,322,424
107,000	Toyo Suisan Kaisha Ltd	2,254,519
158,400	Trend Micro Inc	4,307,007
116,500	Tsumura & Co	3,626,963
80,100	Unicharm Corp	9,765,259

See accompanying notes to the financial statements.

9

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
22,420	Yahoo Japan Corp	8,055,642
64,280	Yamada Denki Co Ltd	3,999,181
	Total Japan	604,767,479
	Netherlands — 4.2%
424,472	ASML Holding NV	10,503,058
108,350	Boskalis Westminster	4,027,348
66,838	Fugro NV	3,745,225
92,727	Heineken NV	4,144,454
64,753	Koninklijke Vopak NV	2,593,369
942,313	Koninklijke KPN NV	13,623,899
1,712,550	Koninklijke Philips Electronics NV	47,723,239
115,301	Randstad Holdings NV *	4,276,415
543,143	Reed Elsevier NV	6,477,569
215,419	TNT NV	5,444,658
909,919	Unilever NV	24,281,689
	Total Netherlands	126,840,923
	Norway — 1.8%
389,627	Acergy SA	5,944,797
267,226	Aker Solutions ASA	2,932,188
65,501	Frontline Ltd	1,730,997
1,015,622	Golden Ocean Group Ltd	1,296,875
3,149,209	Marine Harvest	2,389,411
731,116	Norsk Hydro ASA	3,460,403
415,342	Petroleum Geo-Services ASA *	3,704,142
192,689	Schibsted ASA	4,369,059
209,845	Seadrill Ltd	4,851,167
91,282	Statoil ASA	1,708,267
203,454	Subsea 7 Inc *	3,214,988
489,441	Telenor ASA	7,138,635
259,408	TGS Nopec Geophysical Co ASA	3,467,212
224,519	Yara International ASA	8,962,803
	Total Norway	55,170,944

See accompanying notes to the financial statements.

10

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.1%
320,859	Portugal Telecom SGPS SA	3,762,700
	Singapore — 2.7%
1,559,000	Ezra Holdings Ltd	2,035,729
4,641,000	Genting Singapore Plc *	5,804,458
11,242,000	Golden Agri-Resources Ltd	4,664,862
928,000	Hyflux Ltd	2,058,856
1,005,000	Keppel Corp Ltd	6,660,310
866,000	Keppel Land Ltd	2,487,670
2,275,000	Midas Holdings Ltd	1,457,059
1,079,000	Olam International Ltd	2,134,944
231,000	Oversea-Chinese Banking Corp Ltd	1,481,368
1,540,000	SembCorp Marine Ltd	4,343,602
1,545,000	Singapore Exchange Ltd	8,592,271
2,509,000	Singapore Press Holdings Ltd	7,566,903
3,765,000	Singapore Technologies Engineering Ltd	8,915,731
6,212,500	Singapore Telecommunications	14,155,879
1,286,000	SMRT Corp Ltd	1,955,765
1,406,000	StarHub Ltd	2,553,734
880,000	Wilmar International Ltd	4,075,110
	Total Singapore	80,944,251
	Spain — 1.2%
432,089	Banco Santander SA	5,031,366
215,331	Inditex SA	14,320,172
786,367	Telefonica SA	17,380,169
	Total Spain	36,731,707
	Sweden — 5.6%
466,057	Alfa Laval AB	6,792,458
218,038	Alliance Oil Company Ltd SDR *	2,532,212
336,646	Assa Abloy AB Class B	6,702,712
527,263	Atlas Copco AB	7,200,584
951,948	Atlas Copco AB Class A	14,422,160

See accompanying notes to the financial statements.

11

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
427,718	Boliden AB	4,828,418
277,299	Electrolux AB Class B	5,326,622
182,705	Elekta AB Class B	5,263,678
286,258	Ericsson LM B Shares	2,764,113
193,552	Getinge AB Class B	3,879,891
1,216,859	Hennes & Mauritz AB Class B	39,655,122
300,179	Hexagon AB Class B	4,888,070
100,973	Investor AB Class B	1,736,047
230,770	Kinnevik Investment AB	4,175,778
266,059	Lundin Petroleum AB *	1,475,833
55,859	Millicom International Cellular SA SDR	5,114,355
124,104	Modern Times Group AB Class B	7,114,082
37,627	Oriflame Cosmetics SA SDR	1,964,036
611,711	Sandvik AB	7,217,335
600,914	Scania AB Class B	11,049,923
148,898	Securitas AB Class B	1,366,401
228,963	Skandinaviska Enskilda Banken AB Class A	1,417,527
482,152	SKF AB Class B	8,617,342
309,947	Swedish Match AB	7,127,673
239,107	Tele2 AB Class B	4,299,672
379,201	Volvo AB Class B *	4,371,783
	Total Sweden	171,303,827
	Switzerland — 11.9%
81,798	Actelion Ltd (Registered) *	3,499,696
407,558	Clariant AG (Registered) *	5,225,430
531,739	Compagnie Financiere Richemont SA Class A	20,563,479
43,257	Geberit AG (Registered)	6,957,677
64,048	Holcim Ltd	3,840,054
25,499	Kuehne & Nagel International AG (Registered)	2,651,730
2,073,991	Nestle SA (Registered)	107,216,599
72,257	Nobel Biocare Holding AG	1,133,113
1,488,142	Novartis AG (Registered)	78,010,960
591,162	Roche Holding AG (Non Voting)	80,190,866
45,714	Schindler Holding AG	4,545,468
5,546	SGS SA (Registered)	8,018,846

See accompanying notes to the financial statements.

12

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
3,265	Sika AG	5,724,863
89,837	Sonova Holding AG (Registered)	11,465,748
36,371	Swatch Group AG	11,667,254
11,493	Swisscom AG (Registered)	4,461,056
73,452	Synthes Inc	8,078,248
	Total Switzerland	363,251,087
	United Kingdom — 23.1%
321,923	Admiral Group Plc	7,485,562
556,510	Aggreko Plc	12,064,769
720,660	Anglo American Plc	25,703,203
1,281,114	ARM Holdings Plc	7,149,123
183,356	Associated British Foods Plc	2,965,802
669,929	AstraZeneca Plc	32,930,622
264,779	Barclays Plc	1,215,606
549,664	BG Group Plc	8,803,824
546,891	BHP Billiton Plc	15,250,400
1,358,736	British American Tobacco Plc	46,038,207
910,732	British Sky Broadcasting Group Plc	9,831,218
1,010,658	Burberry Group Plc	13,121,914
653,827	Capita Group Plc	7,032,050
168,068	Carnival Plc	5,434,974
683,532	Centrica Plc	3,400,431
1,477,786	Cobham Plc	4,723,329
230,733	Croda International Plc	4,512,081
2,137,769	Diageo Plc	34,748,070
343,520	Drax Group Plc	2,082,603
483,842	Eurasian Natural Resources Corp	6,252,289
176,508	Experian Plc	1,677,754
7,104,493	GlaxoSmithKline Plc	132,579,844
916,067	HSBC Holdings Plc	8,972,572
268,079	Informa Plc	1,571,060
433,147	Inmarsat Plc	4,429,710
222,260	Intertek Group Plc	5,723,754
2,830,044	ITV Plc *	2,421,347
333,922	Kazakhmys Plc	5,877,309

See accompanying notes to the financial statements.

13

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
434,914	LG Group Holdings Plc	3,466,087
2,669,109	Lloyds Banking Group Plc *	2,809,486
575,534	Man Group Plc	1,828,646
307,887	Micro Focus International Plc	1,422,120
213,711	Next Plc	6,462,398
235,331	Petrofac Ltd	5,035,295
103,522	Petropavlovsk Plc	1,683,098
27,976	Randgold Resources Ltd	2,586,359
658,320	Reckitt Benckiser Group Plc	32,812,130
1,028,647	Reed Elsevier Plc	8,231,676
241,297	Rightmove Plc	2,386,711
1,543,881	Rio Tinto Plc	77,654,204
766,399	Rolls-Royce Group Plc *	6,484,484
187,108	Royal Dutch Shell Plc A Shares (London)	4,955,340
194,653	Royal Dutch Shell Plc B Shares (London)	4,961,160
678,764	SABMiller Plc	19,274,272
658,507	Sage Group Plc (The)	2,465,895
388,876	Serco Group Plc	3,462,376
761,062	Shire Plc	16,372,928
187,570	Smiths Group Plc	3,280,114
986,291	Smith & Nephew Plc	8,162,382
834,820	Standard Chartered Plc	22,293,945
502,838	Tesco Plc	3,129,197
280,882	TUI Travel Plc	864,136
346,578	Tullett Prebon Plc	1,958,001
183,023	Tullow Oil Plc	3,406,683
196,456	Unilever Plc	5,175,605
183,603	Vedanta Resources Plc	5,290,005
5,570,333	Vodafone Group Plc	13,374,692
312,103	Weir Group Plc (The)	5,762,850
414,605	William Hill Plc	1,060,246
867,650	Xstrata Plc	13,540,002
	Total United Kingdom	705,651,950
	TOTAL COMMON STOCKS (COST $2,950,602,226)	2,894,531,347

See accompanying notes to the financial statements.

14

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.3%
		Germany — 0.3%
	78,885	Henkel AG & Co KGaA 1.40%	3,697,319
	168,386	ProSiebenSat.1 Media AG 0.13%	3,021,771
	30,966	Volkswagen AG 2.10%	3,074,926
		Total Germany	9,794,016
		TOTAL PREFERRED STOCKS (COST $10,098,684)	9,794,016
		SHORT-TERM INVESTMENTS — 3.5%
		Time Deposits — 3.5%
USD	25,000,000	BNP Paribas (Grand Cayman) Time Deposit, 0.22%, due 09/01/10	25,000,000
JPY	37,990,680	BNP Paribas (Paris) Time Deposit, 0.04%, due 09/01/10	452,216
NOK	59,625	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.89%, due 09/01/10	9,453
SEK	70,955	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	9,600
AUD	10,948	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.44%, due 09/01/10	9,740
CHF	10,449	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/01/10	10,292
NZD	1,445	Brown Brothers Harriman (Grand Cayman) Time Deposit, 3.07%, due 09/01/10	1,008
DKK	56,256	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/10	9,576
HKD	77,635	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/10	9,980
EUR	221,393	Citibank (New York) Time Deposit, 0.28%, due 09/01/10	280,560
USD	25,000,000	Commerzbank (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	25,000,000
CAD	69,761	Deustche Bank (Frankfurt) Time Deposit, 0.70%, due 09/01/10	65,420
USD	23,258	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	23,258
SGD	748,281	HSBC Bank (Hong Kong) Time Deposit, 0.13%, due 09/01/10	552,034
USD	5,000,000	HSBC Bank (USA) Time Deposit, 0.17%, due 09/01/10	5,000,000
GBP	319,845	JPMorgan Chase (New York) Time Deposit, 0.46%, due 09/01/10	490,530
USD	25,000,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.18%, due 09/01/10	25,000,000
USD	25,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	25,000,000
		Total Time Deposits	106,923,667
		TOTAL SHORT-TERM INVESTMENTS (COST $106,923,667)	106,923,667
		TOTAL INVESTMENTS — 98.8% (Cost $3,067,624,577)	3,011,249,030
		Other Assets and Liabilities (net) — 1.2%	37,362,594
		TOTAL NET ASSETS — 100.0%	$3,048,611,624

See accompanying notes to the financial statements.

15

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	Royal Bank of Scotland PLC	EUR	13,577,107	$17,204,418	$(222,899)
10/22/10	Brown Brothers Harriman & Co.	EUR	3,313,000	4,198,113	(53,128)
10/22/10	Mellon Bank	EUR	4,336,880	5,495,537	(72,453)
10/22/10	Deutsche Bank AG	EUR	12,366,987	15,670,997	(228,991)
10/22/10	JP Morgan Chase Bank	GBP	12,751,260	19,549,232	(385,566)
10/22/10	Brown Brothers Harriman & Co.	GBP	4,516,958	6,925,046	(147,517)
10/22/10	Royal Bank of Scotland PLC	GBP	2,745,963	4,209,895	(94,841)
10/22/10	Mellon Bank	GBP	4,859,031	7,449,485	(163,839)
10/22/10	Bank of America	GBP	17,224,874	26,407,826	(580,107)
10/22/10	JP Morgan Chase Bank	HKD	56,620,174	7,281,479	(7,067)
10/22/10	Mellon Bank	JPY	2,604,486,482	31,019,338	468,177
10/22/10	JP Morgan Chase Bank	JPY	2,831,679,057	33,725,193	527,319
10/22/10	Barclays	JPY	478,170,000	5,694,987	84,573
10/22/10	Deutsche Bank AG	JPY	1,795,793,886	21,387,839	343,543
10/22/10	Brown Brothers Harriman & Co.	SEK	12,295,432	1,662,076	(3,588)
10/22/10	Mellon Bank	SEK	81,091,237	10,961,781	(40,801)
10/22/10	Barclays	SEK	83,548,547	11,293,957	(41,115)
10/22/10	Deutsche Bank AG	SEK	130,569,675	17,650,196	(41,692)
				$247,787,395	$(659,992)

See accompanying notes to the financial statements.

16

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/22/10	Mellon Bank	AUD	8,943,511	$7,908,516	$43,571
10/22/10	Bank of America	AUD	8,943,511	7,908,516	29,020
10/22/10	Deutsche Bank AG	CAD	38,057,437	35,660,916	825,769
10/22/10	Mellon Bank	CAD	36,147,437	33,871,191	679,750
10/22/10	Brown Brothers Harriman & Co.	CHF	141,990	139,921	(3,037)
10/22/10	Royal Bank of Scotland PLC	CHF	2,235,693	2,203,113	(45,712)
10/22/10	Bank of America	CHF	320,289	315,621	(7,434)
10/22/10	Brown Brothers Harriman & Co.	NOK	96,142,830	15,201,438	341,319
10/22/10	Royal Bank of Scotland PLC	NOK	83,072,481	13,134,845	321,950
10/22/10	Barclays	NOK	88,728,481	14,029,132	362,460
10/22/10	Bank of America	SGD	25,270,713	18,642,777	(77,287)
10/22/10	Brown Brothers Harriman & Co.	SGD	1,104,000	814,446	(3,546)
10/22/10	Deutsche Bank AG	SGD	25,270,713	18,642,777	(84,295)
				$168,473,209	$2,382,528

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
231	CAC 40	September 2010	$10,155,595	$(470,421)
160	DAX	September 2010	29,861,220	(1,130,403)
1,099	FTSE 100	September 2010	87,223,498	647,432
17	FTSE/MIB	September 2010	2,114,336	4,143
14	Hang Seng	September 2010	1,836,741	(9,359)
627	MSCI Singapore	September 2010	32,289,873	666,528
617	OMXS30	September 2010	8,422,119	(131,917)
79	TOPIX	September 2010	7,522,820	(84,727)
			$179,426,202	$(508,724)
Sales
456	S&P Toronto 60	September 2010	$59,294,753	$(1,214,040)
229	SPI 200	September 2010	22,436,875	785,765
			$81,731,628	$(428,275)

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

MSCI - Morgan Stanley Capital International

SDR - Swedish Depository Receipt

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

18

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $3,067,624,577) (Note 2)	$3,011,249,030
Receivable for investments sold	265,227
Receivable for Fund shares sold	10,836,051
Dividends and interest receivable	7,851,045
Foreign taxes receivable	3,645,951
Unrealized appreciation on open forward currency contracts (Note 4)	4,027,451
Receivable for collateral on open futures contracts (Note 4)	16,074,155
Receivable for expenses reimbursed by Manager (Note 5)	145,359
Total assets	3,054,094,269
Liabilities:
Foreign currency due to custodian (proceeds $620,569)	622,183
Payable for investments purchased	277,952
Payable for Fund shares repurchased	179
Payable to affiliate for (Note 5):
Management fee	1,313,684
Shareholder service fee	267,881
Trustees and Chief Compliance Officer of GMO Trust fees	5,097
Payable for variation margin on open futures contracts (Note 4)	206,466
Unrealized depreciation on open forward currency contracts (Note 4)	2,304,915
Accrued expenses	484,288
Total liabilities	5,482,645
Net assets	$3,048,611,624
Net assets consist of:
Paid-in capital	$3,889,492,964
Accumulated undistributed net investment income	35,986,170
Accumulated net realized loss	(821,614,486)
Net unrealized depreciation	(55,253,024)
$3,048,611,624
Net assets attributable to:
Class III shares	$596,825,311
Class IV shares	$2,451,786,313
Shares outstanding:
Class III	30,784,130
Class IV	126,383,104
Net asset value per share:
Class III	$19.39
Class IV	$19.40

See accompanying notes to the financial statements.

19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $4,976,348)	$48,574,310
Interest	98,877
Total investment income	48,673,187
Expenses:
Management fee (Note 5)	7,557,571
Shareholder service fee – Class III (Note 5)	462,097
Shareholder service fee – Class IV (Note 5)	1,083,104
Custodian and fund accounting agent fees	669,116
Legal fees	78,568
Audit and tax fees	41,768
Trustees fees and related expenses (Note 5)	31,484
Transfer agent fees	23,000
Registration fees	2,208
Miscellaneous	38,824
Total expenses	9,987,740
Fees and expenses reimbursed by Manager (Note 5)	(835,360)
Expense reductions (Note 2)	(38)
Net expenses	9,152,342
Net investment income (loss)	39,520,845
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(914,251)
Closed futures contracts	2,925,407
Foreign currency, forward contracts and foreign currency related transactions	(3,260,956)
Net realized gain (loss)	(1,249,800)
Change in net unrealized appreciation (depreciation) on:
Investments	(77,686,273)
Open futures contracts	(961,010)
Foreign currency, forward contracts and foreign currency related transactions	497,895
Net unrealized gain (loss)	(78,149,388)
Net realized and unrealized gain (loss)	(79,399,188)
Net increase (decrease) in net assets resulting from operations	$(39,878,343)

See accompanying notes to the financial statements.

20

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$39,520,845	$48,888,962
Net realized gain (loss)	(1,249,800)	(346,641,383)
Change in net unrealized appreciation (depreciation)	(78,149,388)	1,102,964,055
Net increase (decrease) in net assets from operations	(39,878,343)	805,211,634
Distributions to shareholders from:
Net investment income
Class III	(2,056,061)	(23,585,622)
Class IV	(8,401,525)	(68,814,208)
Total distributions from net investment income	(10,457,586)	(92,399,830)
Net share transactions (Note 9):
Class III	6,694,982	(161,885,236)
Class IV	272,660,477	284,191,131
Increase (decrease) in net assets resulting from net share transactions	279,355,459	122,305,895
Total increase (decrease) in net assets	229,019,530	835,117,699
Net assets:
Beginning of period	2,819,592,094	1,984,474,395
End of period (including accumulated undistributed net investment income of $35,986,170 and $6,922,911, respectively)	$3,048,611,624	$2,819,592,094

See accompanying notes to the financial statements.

21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$19.68		$14.46		$27.68		$31.37		$29.90	$27.22
Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.37		0.54		0.69		0.77	0.53
Net realized and unrealized gain (loss)	(0.48)		5.52		(11.93)		1.28		4.80	3.57
Total from investment operations	(0.22)		5.89		(11.39)		1.97		5.57	4.10
Less distributions to shareholders:
From net investment income	(0.07)		(0.67)		(0.88)		(0.40)		(0.49)	(0.10)
From net realized gains	—		—		(0.95)		(5.26)		(3.61)	(1.32)
Total distributions	(0.07)		(0.67)		(1.83)		(5.66)		(4.10)	(1.42)
Net asset value, end of period	$19.39		$19.68		$14.46		$27.68		$31.37	$29.90
Total Return(a)	(1.15	)%**	41.10%		(43.54)%		5.04%		19.21%	15.54%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$596,825		$599,455		$564,067		$1,018,040		$950,332	$3,119,919
Net expenses to average daily net assets	0.65	%(b)*	0.65	%(b)	0.66	%(c)	0.67	%(c)	0.67%	0.68%
Net investment income (loss) to average daily net assets	2.58	%*	2.00%		2.43%		2.13%		2.46%	1.89%
Portfolio turnover rate	23	%**	65%		63%		92%		74%	57%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.06%		0.06%		0.05%		0.05%	0.08%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007(a)
Net asset value, beginning of period	$19.69		$14.46		$27.70		$31.38		$29.92
Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.35		0.55		0.73		0.20
Net realized and unrealized gain (loss)	(0.48)		5.56		(11.95)		1.26		4.48
Total from investment operations	(0.22)		5.91		(11.40)		1.99		4.68
Less distributions to shareholders:
From net investment income	(0.07)		(0.68)		(0.89)		(0.41)		(0.50)
From net realized gains	—		—		(0.95)		(5.26)		(2.72)
Total distributions	(0.07)		(0.68)		(1.84)		(5.67)		(3.22)
Net asset value, end of period	$19.40		$19.69		$14.46		$27.70		$31.38
Total Return(b)	(1.13	)%**	41.26%		(43.53)%		5.11%		15.79	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,451,786		$2,220,138		$1,420,407		$2,516,653		$2,864,791
Net expenses to average daily net assets	0.59	%(c)*	0.59	%(c)	0.60	%(d)	0.61	%(d)	0.61	%*
Net investment income (loss) to average daily net assets	2.62	%*	1.89%		2.47%		2.24%		1.01	%*
Portfolio turnover rate	23	%**	65%		63%		92%		74	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*	0.06%		0.06%		0.05%		0.05	%*

(a)  Period from July 12, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Growth Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE Growth Index (Europe, Australasia, and Far East).

The Fund typically makes equity investments directly and indirectly (e.g., through the GMO funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select individual equity investments, countries, and currencies. When evaluating equity investments, the Manager begins with the stocks that are included in the Fund's benchmark or that it believes have similar growth characteristics. From that universe, the Manager selects stocks it believes (i) are undervalued (e.g., stocks trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). In selecting countries in which to invest and determining the Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Fund may make investments tied economically to emerging countries. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to

24

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing

25

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 92.3% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$139,055,304	$—	$139,055,304
Austria	—	7,259,815	—	7,259,815
Belgium	—	37,500,875	—	37,500,875
Canada	87,701,241	—	—	87,701,241
Denmark	—	102,265,118	—	102,265,118
Finland	—	15,290,015	—	15,290,015
France	—	139,713,044	—	139,713,044
Germany	—	137,010,733	—	137,010,733
Greece	—	11,922,561	—	11,922,561
Hong Kong	—	56,314,055	—	56,314,055
Ireland	—	1,546,255	—	1,546,255

26

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Italy	$—	$10,527,463	$—	$10,527,463
Japan	—	604,767,479	—	604,767,479
Netherlands	—	126,840,923	—	126,840,923
Norway	—	55,170,944	—	55,170,944
Portugal	—	3,762,700	—	3,762,700
Singapore	2,035,729	78,908,522	—	80,944,251
Spain	—	36,731,707	—	36,731,707
Sweden	—	171,303,827	—	171,303,827
Switzerland	—	363,251,087	—	363,251,087
United Kingdom	—	705,651,950	—	705,651,950
TOTAL COMMON STOCKS	89,736,970	2,804,794,377	—	2,894,531,347
Preferred Stocks
Germany	—	9,794,016	—	9,794,016
TOTAL PREFERRED STOCKS	—	9,794,016	—	9,794,016
Short-Term Investments	106,923,667	—	—	106,923,667
Total Investments	196,660,637	2,814,588,393	—	3,011,249,030
Derivatives
Forward Currency Contracts Foreign exchange risk	—	4,027,451	—	4,027,451
Futures Contracts Equity risk	—	2,103,868	—	2,103,868
Total Derivatives	—	6,131,319	—	6,131,319
Total	$196,660,637	$2,820,719,712	$—	$3,017,380,349

27

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign exchange risk	$—	$(2,304,915)	$—	$(2,304,915)
Futures Contracts Equity risk	(1,214,040)	(1,826,827)	—	(3,040,867)
Total Derivatives	(1,214,040)	(4,131,742)	—	(5,345,782)
Total	$(1,214,040)	$(4,131,742)	$—	$(5,345,782)

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United

28

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $2,957,204.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(208,609,786)
2/28/2018	(590,232,407)
Total	$(798,842,193)

29

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,075,686,446	$195,058,632	$(259,496,048)	$(64,437,416)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are

30

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

31

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Growth Securities — Because growth securities typically trade at higher multiples of current earnings than other securities, their market values are often more sensitive than other securities to changes in future earnings expectations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes,

32

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a

33

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

34

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing less than 0.1% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified using Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash,

35

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

36

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

37

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on futures contracts*	$—	$—	$—	$2,103,868	$—	$2,103,868
Unrealized appreciation on forward currency contracts	—	4,027,541	—	—	—	4,027,541
Total	$—	$4,027,541	$—	$2,103,868	$—	$6,131,409
Liabilities:
Unrealized depreciation on futures contracts*	$—	$—	$—	$(3,040,867)	$—	$(3,040,867)
Unrealized depreciation on forward currency contracts	—	(2,304,915)	—	—	—	(2,304,915)
Total	$—	$(2,304,915)	$—	$(3,040,867)	$—	$(5,345,782)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

38

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (rights and warrants)	$—	$—	$—	$(208,804)	$—	$(208,804)
Futures contracts	—	—	—	2,925,407	—	2,925,407
Forward currency contracts	—	(2,542,817)	—	—	—	(2,542,817)
Total	$—	$(2,542,817)	$—	$2,716,603	$—	$173,786
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$(961,010)	$—	$(961,010)
Forward currency contracts	—	362,578	—	—	—	362,578
Total	$—	$362,578	$—	$(961,010)	$—	$(598,432)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, and rights and warrants) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Rights/ Warrants
Average amount outstanding	$484,532,287	$218,567,660	$16,398

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at an annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.50% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means

39

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $31,484 and $10,948, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $982,359,393 and $653,671,239, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 48.62% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Four of the shareholders are other funds of the Trust.

40

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 96.62% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,053,968	$40,555,014	3,178,735	$55,629,413
Shares issued to shareholders in reinvestment of distributions	83,919	1,664,967	1,004,291	18,257,187
Shares repurchased	(1,814,709)	(35,524,999)	(12,738,058)	(235,771,836)
Net increase (decrease)	323,178	$6,694,982	(8,555,032)	$(161,885,236)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	23,961,411	$470,532,564	48,775,661	$853,284,883
Shares issued to shareholders in reinvestment of distributions	416,792	8,273,325	3,733,797	68,447,053
Shares repurchased	(10,760,785)	(206,145,412)	(37,956,677)	(637,540,805)
Net increase (decrease)	13,617,418	$272,660,477	14,552,781	$284,191,131

41

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

42

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

43

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

44

GMO International Growth Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.65%	$1,000.00	$988.50	$3.26
2) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31
Class IV
1) Actual	0.59%	$1,000.00	$988.70	$2.96
2) Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

45

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1%
Short-Term Investments	3.3
Preferred Stocks	0.5
Options Purchased	0.1
Forward Currency Contracts	0.0
Written Options	0.0
Swap Agreements	0.0
Futures Contracts	(0.2)
Other	0.2
100.0%
Country Summary	% of Equity Investments*
Japan	26.0%
United Kingdom	20.5
France	10.7
Italy	7.0
Switzerland	5.9
Germany	4.1
Australia	3.8
Singapore	3.4
Sweden	2.8
Netherlands	2.7
Canada	2.4
Spain	2.1
Hong Kong	1.8
Belgium	1.3
Denmark	1.2
Austria	0.9
Finland	0.8
Norway	0.7
Ireland	0.6
Greece	0.6
New Zealand	0.4
Israel	0.3
Malta	0.0
Portugal	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	16.5%
Energy	12.1
Banks	10.8
Capital Goods	8.5
Materials	7.0
Telecommunication Services	6.5
Utilities	4.7
Automobiles & Components	4.4
Food, Beverage & Tobacco	3.7
Retailing	3.4
Consumer Durables & Apparel	3.0
Diversified Financials	2.7
Real Estate	2.5
Transportation	2.3
Media	2.0
Technology Hardware & Equipment	1.8
Food & Staples Retailing	1.8
Software & Services	1.5
Household & Personal Products	1.2
Insurance	1.2
Consumer Services	1.0
Health Care Equipment & Services	0.7
Commercial & Professional Services	0.4
Semiconductors & Semiconductor Equipment	0.3
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%
	Australia — 3.7%
2,959,618	BlueScope Steel Ltd *	5,683,117
21,863,674	Charter Hall Office (REIT)	4,790,705
982,242	Commonwealth Bank of Australia	44,146,444
7,389,438	Goodman Group (REIT)	4,197,224
3,114,885	GPT Group (REIT)	8,313,390
7,350,905	ING Office Fund	3,939,285
4,361,096	Intoll Group	5,730,389
146,755	JB Hi–Fi Ltd	2,726,761
895,183	Macquarie Atlas Roads Group *	999,163
6,221,395	Mirvac Group (REIT)	7,444,351
2,751,793	Pacific Brands Ltd *	2,565,547
1,706,985	Qantas Airways Ltd *	3,832,606
216,110	Rio Tinto Ltd	13,572,774
4,920,084	Stockland (REIT)	17,319,602
1,666,513	Suncorp-Metway Ltd	12,416,538
1,044,879	TABCORP Holdings Ltd	5,948,077
9,145,572	Telstra Corp Ltd	22,462,581
390,160	Woodside Petroleum Ltd	14,592,125
291,653	Woolworths Ltd	7,209,289
	Total Australia	187,889,968
	Austria — 0.9%
160,306	Erste Group Bank AG	5,781,500
2,076,930	Immofinanz AG *	6,759,762
1,167,625	Immofinanz AG (Entitlement Shares) *	—
594,635	OMV AG	19,116,988
160,796	Raiffeisen International Bank Holding	6,539,235
127,306	Voestalpine AG	3,765,825
284,827	Wienerberger AG *	3,683,327
	Total Austria	45,646,637

See accompanying notes to the financial statements.

3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Belgium — 1.3%
2,070,261	Ageas	5,209,854
21,522	Bekaert NV	4,350,756
292,450	Belgacom SA	10,397,213
37,317	Colruyt SA	9,223,240
100,966	Delhaize Group	6,748,211
2,045,262	Dexia SA *	8,489,321
284,915	KBC Groep NV *	11,762,005
57,923	Mobistar SA	3,240,161
259,413	Nyrstar	2,770,749
107,804	Umicore	3,732,691
	Total Belgium	65,924,201
	Canada — 2.3%
155,800	Bank of Montreal	8,605,636
251,900	BCE Inc	7,882,874
58,700	Canadian National Railway Co	3,581,947
118,500	Canadian Pacific Railway Ltd	6,979,871
896,000	EnCana Corp	24,577,296
261,894	HudBay Minerals Inc *	3,625,034
165,600	IGM Financial Inc	6,219,609
206,600	Magna International Inc Class A	16,088,586
205,900	Methanex Corp	4,394,696
93,200	Metro Inc Class A	3,945,279
80,300	National Bank of Canada	4,637,196
286,700	Penn West Energy Trust	5,385,287
440,807	Precision Drilling Corp *	2,761,374
409,800	Sun Life Financial Inc	9,622,912
313,900	Teck Resources Ltd Class B	10,500,130
	Total Canada	118,807,727
	Denmark — 1.1%
453	AP Moller – Maersk A/S Class A	3,394,130
357,510	Danske Bank A/S *	7,896,638
10,789	Greentech Energy Systems A/S *	22,247
526,244	Novo-Nordisk A/S Class B	44,962,206
	Total Denmark	56,275,221

See accompanying notes to the financial statements.

4

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Finland — 0.7%
51,210	Cargotec Oyj Class B	1,656,052
101,092	Metso Oyj	3,678,925
311,426	Neste Oil Oyj	4,180,650
859,721	Nokia Oyj	7,325,717
153,447	Rautaruukki Oyj	2,686,450
250,656	Sampo Oyj Class A	6,021,848
38,587	Stockmann Oyj AB Class A	1,280,829
276,229	Stora Enso Oyj Class R	2,117,078
196,811	Tieto Oyj	3,228,738
405,153	UPM–Kymmene Oyj	5,544,263
	Total Finland	37,720,550
	France — 10.3%
67,723	Air Liquide SA	7,004,775
215,948	ArcelorMittal	6,258,975
1,063,671	BNP Paribas	65,895,878
14,799	Bongrain SA	983,567
111,812	Casino Guichard-Perrachon SA	9,032,673
68,080	CNP Assurances	1,154,856
139,538	Dassault Systemes SA	8,395,101
156,014	Essilor International SA	9,439,199
539,277	France Telecom SA	10,961,716
3,561	Fromageries Bel	625,228
67,258	Hermes International	12,154,874
110,597	L'Oreal SA	10,950,901
221,233	Lagardere SCA	7,935,713
156,387	Legrand SA	4,737,292
139,541	LVMH Moet Hennessy Louis Vuitton SA	16,166,945
316,777	Natixis *	1,716,043
110,541	Nexans SA	6,601,445
157,364	Peugeot SA *	4,112,170
47,036	PPR	6,097,421
55,694	Publicis Groupe SA	2,325,117
530,162	Renault SA *	21,416,801

See accompanying notes to the financial statements.

5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — continued
398,351	Rhodia SA	7,445,904
96,078	Safran SA	2,359,648
2,119,054	Sanofi-Aventis	121,307,997
71,823	Schneider Electric SA	7,590,483
805,017	Societe Generale	40,595,342
201,047	Technicolor *	964,789
84,179	Technip SA	5,488,116
1,898,994	Total SA	88,330,594
29,638	Vallourec SA	2,537,172
1,320,115	Vivendi SA	30,628,544
102,788	Wendel	5,240,697
	Total France	526,455,976
	Germany — 3.5%
66,262	Adidas AG	3,360,595
199,845	Aurubis AG	7,928,641
307,530	BASF AG	16,174,778
115,495	Bayerische Motoren Werke AG	6,068,447
279,447	Daimler AG (Registered) *	13,519,650
322,232	Deutsche Post AG (Registered)	5,258,750
426,694	Deutsche Telekom AG (Registered)	5,605,550
724,116	E.ON AG	20,323,939
128,126	Freenet AG	1,283,469
196,166	Gildemeister AG	2,399,248
470,820	Heidelberger Druckmaschinen AG *	3,644,162
1,512,779	Infineon Technologies AG *	8,388,865
274,836	Kloeckner & Co AG *	5,372,026
131,693	Lanxess AG	5,739,334
55,088	MAN SE	4,737,388
131,621	MTU Aero Engines Holding AG	7,315,916
33,554	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,275,882
23,089	Puma AG Rudolf Dassler Sport	6,271,074
76,168	RWE AG	4,985,408
162,250	Salzgitter AG	9,861,141

See accompanying notes to the financial statements.

6

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
551,185	SAP AG	24,001,661
44,780	Software AG	4,700,997
63,702	Stada Arzneimittel AG	1,945,008
90,648	Symrise AG	2,235,415
	Total Germany	175,397,344
	Greece — 0.6%
858,474	Alpha Bank A.E. *	5,496,525
862,199	National Bank of Greece SA *	10,704,899
593,528	OPAP SA	9,009,425
562,075	Piraeus Bank SA *	2,891,857
183,049	Public Power Corp SA	2,599,602
	Total Greece	30,702,308
	Hong Kong — 1.8%
2,110,500	BOC Hong Kong Holdings Ltd	5,573,562
3,013,098	CLP Holdings Ltd	23,004,488
1,038,390	Esprit Holdings Ltd	5,858,616
128,000	Guoco Group	1,298,963
540,700	Hong Kong Ferry Co Ltd	522,190
2,615,469	Hong Kong Electric Holdings Ltd	15,939,487
6,090,530	Hong Kong & China Gas	14,760,210
107,100	Hong Kong Aircraft Engineering Co Ltd	1,461,567
12,925,000	Pacific Basin Shipping Ltd	8,877,949
512,000	Swire Pacific Ltd	6,192,445
2,147,900	Yue Yuen Industrial Holdings	7,056,123
	Total Hong Kong	90,545,600
	Ireland — 0.6%
1,488,751	C&C Group Plc	5,798,024
727,570	CRH Plc	11,202,251
295,994	DCC Plc	7,406,675
241,730	Irish Life & Permanent Group Holdings Plc *	441,163
365,426	Kingspan Group Plc *	2,515,677

See accompanying notes to the financial statements.

7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Ireland — continued
19,544	Paddy Power Plc	678,170
433,359	Smurfit Kappa Group Plc *	3,701,614
	Total Ireland	31,743,574
	Israel — 0.3%
1,627,479	Bezeq Israeli Telecommunication Corp Ltd	3,588,307
36,065	Discount Investment Corp (Registered)	678,904
310,775	Israel Chemicals Ltd	3,931,595
1,116,400	Machteshim-Agan Industries Ltd	3,840,641
247,553	Partner Communications Co Ltd	4,108,902
	Total Israel	16,148,349
	Italy — 6.8%
1,133,536	A2A SPA	1,578,048
986,771	Bulgari SPA	7,261,181
1,754,671	CIR-Compagnie Industriali Riunite SPA *	3,030,033
15,248,184	Enel SPA	72,359,912
5,815,070	ENI SPA	114,894,705
402,419	Fondiaria–Sai SPA	3,803,596
38,147	Fondiaria–Sai SPA-Di RISP	228,240
213,082	Indesit Company SPA	2,045,816
1,998,751	Intesa San Paolo	5,569,391
216,205	Italcementi SPA-Di RISP	876,221
104,199	Luxottica Group SPA	2,401,230
703,199	Maire Tecnimont SPA	2,345,112
1,660,338	Mediaset SPA	10,255,085
380,778	Mediobanca SPA *	2,980,129
1,593,945	Milano Assicurazioni SPA	2,757,753
94,800	Natuzzi SPA ADR *	321,372
1,710,336	Parmalat SPA	4,103,981
381,723	Recordati SPA	2,997,358
186,081	Saipem SPA	6,476,967
1,747,361	Snam Rete Gas SPA	8,077,877
9,797,369	Telecom Italia SPA	13,201,841

See accompanying notes to the financial statements.

8

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
18,383,670	Telecom Italia SPA-Di RISP	20,166,607
234,457	Tenaris SA	3,954,117
1,961,313	Terna SPA	7,873,407
18,951,752	UniCredit SPA	44,177,829
	Total Italy	343,737,808
	Japan — 25.1%
1,009	Advance Residence Investment Corp (REIT) *	1,576,903
618,800	Aeon Co Ltd	6,596,845
412,700	Aeon Credit Service Co Ltd	4,359,275
1,899,050	Aiful Corp *	2,372,710
312,100	Aisin Seiki Co Ltd	8,062,521
1,110,000	Alps Electric Co Ltd *	7,670,206
281,000	Asahi Breweries Ltd	5,296,750
1,116,000	Asahi Glass Co Ltd	10,889,021
1,292,000	Asahi Kasei Corp	6,384,845
925,900	Astellas Pharma Inc	31,973,754
743,000	Bank of Yokohama Ltd (The)	3,220,961
305,400	Canon Inc	12,503,220
537	Central Japan Railway Co	4,330,575
135,100	Circle K Sunkus Co Ltd	1,845,287
3,560,000	Cosmo Oil Co Ltd	8,512,895
330,700	Credit Saison Co Ltd	4,204,394
598,200	CSK Holdings Corp *	1,962,257
1,801	CyberAgent Inc	2,889,152
440,750	Daiei Inc *	1,789,963
220,000	Daihatsu Motor Co Ltd	2,778,089
2,385,000	Daikyo Inc *	3,353,813
996,000	Dainippon Screen Manufacturing Co Ltd *	4,369,699
369,800	Daito Trust Construction Co Ltd	21,236,007
185,000	Dai Nippon Printing Co Ltd	2,151,236
1,566,000	Denki Kagaku Kogyo K K	6,305,083
284,000	Don Quijote Co Ltd	6,947,035
1,683,000	Dowa Holdings Co Ltd	8,694,050

See accompanying notes to the financial statements.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
463,000	Ebara Corp *	1,834,232
336,900	Eisai Co Ltd	12,153,846
232,300	Electric Power Development Co Ltd	7,470,088
39,700	Fanuc Ltd	4,272,593
51,000	Fast Retailing Co Ltd	7,044,174
1,620,000	Fujikura Ltd	7,025,049
2,466,000	Fuji Electric Holdings Co Ltd	6,109,117
1,250,000	Fuji Heavy Industries Ltd *	6,996,060
295,100	Fuji Oil Co Ltd	4,546,209
67,300	Funai Electric Co Ltd	2,043,559
974,000	Hanwa Co Ltd	3,524,833
9,830,000	Haseko Corp *	8,197,546
150,300	Hikari Tsushin Inc	2,649,069
3,450,000	Hitachi Ltd *	14,019,865
1,002,800	Honda Motor Co Ltd	33,214,975
235,700	Hosiden Corp	2,197,120
539	INPEX Corp	2,440,644
1,583,000	Isuzu Motors Ltd	5,251,951
1,713,800	Itochu Corp	13,971,442
4,222	Japan Retail Fund Investment Corp (REIT)	5,650,110
149,300	JFE Holdings Inc	4,405,392
8,572,090	JX Holdings Inc *	43,399,887
365,400	K's Holdings Corp	7,893,543
2,672,000	Kajima Corp	6,255,300
1,095,300	Kao Corp	25,497,611
3,962,000	Kawasaki Kisen Kaisha Ltd *	14,755,244
4,211	KDDI Corp	20,308,228
279,700	Komatsu Ltd	5,679,219
264,600	Konami Corp	4,255,716
51,900	Kyocera Corp	4,408,440
218,000	Kyowa Exeo Corp	1,899,817
98,700	Lawson Inc	4,490,215
1,268,400	Leopalace21 Corp *	2,712,607
1,802,000	Marubeni Corp	9,277,473

See accompanying notes to the financial statements.

10

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
4,555,000	Mazda Motor Corp	10,183,564
232,100	Miraca Holdings Inc	7,759,887
2,058,500	Mitsubishi Chemical Holdings Corp	9,739,431
892,200	Mitsubishi Corp	19,117,546
838,000	Mitsubishi Electric Corp	6,687,434
367,000	Mitsubishi Gas Chemical Co Inc	1,983,355
2,386,000	Mitsubishi UFJ Financial Group Inc	11,313,242
194,470	Mitsubishi UFJ Lease & Finance Co Ltd	6,913,078
904,000	Mitsui Chemicals Inc	2,312,954
551,000	Mitsui & Co Ltd	7,172,648
3,686,000	Mitsui Mining & Smelting Co Ltd	9,945,265
2,598,000	Mitsui OSK Lines Ltd	16,330,424
15,447,200	Mizuho Financial Group Inc	23,691,635
141,900	Murata Manufacturing Co Ltd	6,741,566
203,000	Nabtesco Corp	3,057,374
2,147	Net One Systems Co Ltd	2,469,703
368,000	NHK Spring Co Ltd	3,051,644
992,000	Nichirei Corp	4,221,876
88,800	Nidec Corp	7,821,123
46,900	Nintendo Co Ltd	13,002,092
342,000	Nippon Denko Co Ltd	2,549,912
352,000	Nippon Electric Glass Co Ltd	3,939,807
155,000	Nippon Kayaku Co Ltd	1,459,815
751,200	Nippon Telegraph & Telephone Corp	32,299,924
1,130,000	Nippon Yakin Koguo Co Ltd *	3,269,052
2,762,000	Nippon Yusen KK	10,638,426
4,073,100	Nissan Motor Co Ltd *	31,045,145
755,000	Nisshinbo Holdings Inc	7,136,487
39,000	Nitori Co Ltd	3,398,533
133,500	Nitto Denko Corp	4,284,192
687	NTT Data Corp	2,151,449
26,538	NTT Docomo Inc	44,969,291
1,288,000	Obayashi Corp	4,899,506
25,700	Okinawa Electric Power Co	1,359,261

See accompanying notes to the financial statements.

11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
356,000	OKUMA Corp *	1,724,992
175,200	Omron Corp	3,725,972
38,100	Ono Pharmaceutical Co Ltd	1,672,610
331,970	ORIX Corp	24,962,155
4,042,000	Osaka Gas Co Ltd	15,241,492
1,459,000	Pacific Metals Co Ltd	10,486,556
2,462,800	Pioneer Corp *	7,304,205
101,670	Point Inc	4,752,328
1,443,800	Resona Holdings Inc	14,261,743
781,000	Ricoh Company Ltd	10,009,788
655,300	Round One Corp	2,837,724
137,400	Ryohin Keikaku Co Ltd	4,800,487
124,700	Saizeriya Co Ltd	2,430,538
282,900	Sankyo Co Ltd	14,310,392
14,700	Sawai Pharmaceuticals Co Ltd	1,505,964
192,600	Secom Co Ltd	8,399,632
289,500	Sega Sammy Holdings Inc	4,298,887
464,000	Seino Holdings Co Ltd	2,884,367
1,053,200	Seven & I Holdings Co Ltd	24,028,101
81,600	Shimamura Co Ltd	7,430,248
996,000	Showa Shell Sekiyu KK	7,218,069
19,000	SMC Corp	2,342,822
200,400	SoftBank Corp	5,744,292
5,471,400	Sojitz Corp	8,800,798
1,673,400	Sumitomo Corp	19,169,795
223,900	Sumitomo Electric Industries Ltd	2,399,845
2,968,286	Sumitomo Trust & Banking Co Ltd	15,742,189
2,515,000	Taiheiyo Cement Co Ltd *	2,815,149
3,582,000	Taisei Corp	7,066,422
324,000	Taiyo Yuden Co Ltd	3,574,530
96,500	Takata Corp	2,065,235
1,869,800	Takeda Pharmaceutical Co Ltd	85,938,665
419,650	Takefuji Corp	1,005,221
39,200	TDK Corp	2,056,650

See accompanying notes to the financial statements.

12

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
49,100	Terumo Corp	2,433,807
718,000	Toho Zinc Co Ltd	2,520,360
291,000	Tokai Rika Co Ltd	4,530,520
1,351,000	Tokyo Gas Co Ltd	6,296,418
869,100	Tokyo Steel Manufacturing Co	9,485,699
2,324,000	Tokyo Tatemono Co Ltd	8,130,635
639,000	TonenGeneral Sekiyu KK	5,773,393
3,066,000	Tosoh Corp	7,682,301
1,071,700	Toyota Motor Corp	36,358,286
551,500	Toyota Tsusho Corp	7,893,040
754,000	Toyo Engineering Corp	2,146,674
22,000	Unicharm Corp	2,682,094
830,500	UNY Co Ltd	6,098,435
76,410	USS Co Ltd	5,637,495
13,647	Yahoo Japan Corp	4,903,450
189,980	Yamada Denki Co Ltd	11,819,608
125,400	Yamato Kogyo Co Ltd	2,830,250
674,000	Zeon Corp	4,540,427
	Total Japan	1,279,815,116
	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—
	Netherlands — 2.6%
176,330	Aalberts Industries NV	2,486,961
217,979	CSM	5,659,569
11,644	Gamma Holdings NV *	320,420
273,342	Heineken NV	12,217,082
7,528,389	ING Groep NV *	66,479,979
1,193,293	Koninklijke BAM Groep NV	5,935,487
197,330	Koninklijke DSM NV	8,165,616
852,486	Koninklijke Philips Electronics NV	23,756,032
82,239	TNT NV	2,078,569
163,095	Unilever NV	4,352,280
	Total Netherlands	131,451,995

See accompanying notes to the financial statements.

13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.4%
1,565,976	Fletcher Building Ltd	8,221,649
454,330	Sky City Entertainment Group Ltd	910,985
7,886,210	Telecom Corp of New Zealand	11,328,050
1,357	Vector Ltd	2,015
	Total New Zealand	20,462,699
	Norway — 0.7%
112,574	Acergy SA	1,717,616
1,349,969	DnB NOR ASA	14,823,383
167,250	Frontline Ltd	4,419,922
1,574,800	Golden Ocean Group Ltd	2,010,905
461,100	Petroleum Geo–Services ASA *	4,112,225
275,100	Telenor ASA	4,012,411
239,600	TGS Nopec Geophysical Co ASA	3,202,461
	Total Norway	34,298,923
	Portugal — 0.0%
92,388	Jeronimo Martins SGPS SA	1,017,443
	Singapore — 3.3%
9,436,000	CapitaCommercial Trust (REIT)	9,767,677
4,786,000	Cosco Corp	5,601,078
4,226,000	Ezra Holdings Ltd	5,518,274
398,000	Fraser & Neave Ltd	1,634,941
32,295,000	Golden Agri-Resources Ltd	13,400,793
2,138,000	Ho Bee Investment Ltd	2,295,824
3,074,000	Indofood Agri Resources Ltd *	5,244,149
3,088,000	Jaya Holdings Ltd *	1,542,002
585,000	Keppel Corp Ltd	3,876,897
2,666,000	Midas Holdings Ltd	1,707,481
9,592,500	Neptune Orient Lines Ltd *	13,570,426
4,907,127	Noble Group Ltd	5,722,322
1,527,000	Oversea-Chinese Banking Corp Ltd	9,792,417
2,950,100	Sembcorp Industries Ltd	9,306,622

See accompanying notes to the financial statements.

14

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued
4,720,000	SembCorp Marine Ltd	13,312,858
347,000	Singapore Airlines Ltd	3,872,551
1,182,000	Singapore Exchange Ltd	6,573,504
3,573,000	Singapore Press Holdings Ltd	10,775,825
2,267,000	Singapore Technologies Engineering Ltd	5,368,383
7,692,000	Singapore Telecommunications	17,527,086
6,885,000	Suntec Real Estate Investment Trust (REIT)	7,224,450
3,582,000	Swiber Holdings Ltd *	2,546,859
542,000	United Overseas Bank Ltd	7,500,598
838,000	Venture Corp Ltd	5,383,318
	Total Singapore	169,066,335
	Spain — 2.0%
1,859,792	Banco Bilbao Vizcaya Argentaria SA	22,401,700
892,911	Banco Popular Espanol SA	5,282,513
2,634,592	Banco Santander SA	30,677,930
193,283	Inditex SA	12,853,913
1,327,381	Repsol YPF SA	30,214,466
	Total Spain	101,430,522
	Sweden — 2.7%
168,160	Alfa Laval AB	2,450,816
156,237	Assa Abloy AB Class B	3,110,721
233,139	Atlas Copco AB	3,183,870
540,413	Atlas Copco AB Class A	8,187,341
104,439	Electrolux AB Class B	2,006,163
494,941	Ericsson LM B Shares	4,779,160
966,313	Hennes & Mauritz AB Class B	31,490,304
101,746	Modern Times Group AB Class B	5,832,442
380,724	NCC Class B	6,243,935
914,862	Nordea Bank AB	8,158,216
638,560	Sandvik AB	7,534,116
214,873	Scania AB Class B	3,951,198
1,250,607	Skandinaviska Enskilda Banken AB Class A	7,742,600

See accompanying notes to the financial statements.

15

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
250,635	SKF AB Class B	4,479,516
428,094	Svenska Handelsbanken AB Class A	11,126,248
1,751,253	Swedbank AB Class A *	19,523,864
644,212	Trelleborg AB Class B	4,264,147
462,466	Volvo AB Class B *	5,331,739
	Total Sweden	139,396,396
	Switzerland — 5.7%
445,524	Compagnie Financiere Richemont SA Class A	17,229,362
1,500,561	Nestle SA (Registered)	77,572,684
2,268,496	Novartis AG (Registered)	118,918,457
375,814	Roche Holding AG (Non Voting)	50,979,004
36,028	Swatch Group AG	11,557,225
13,953	Swisscom AG (Registered)	5,415,916
76,595	Synthes Inc	8,423,915
	Total Switzerland	290,096,563
	United Kingdom — 19.7%
1,166,363	3i Group Plc	4,639,035
797,847	Amlin Plc	4,950,993
378,875	Anglo American Plc	13,513,031
3,074,783	AstraZeneca Plc	151,142,159
1,034,822	Barratt Developments Plc *	1,518,596
1,568,005	BG Group Plc	25,114,325
479,094	BHP Billiton Plc	13,359,838
3,264,951	BP Plc	18,842,825
324,629	British American Tobacco Plc	10,999,441
9,443,209	BT Group Plc	19,257,483
1,177,788	Burberry Group Plc	15,291,852
498,637	Capita Group Plc	5,362,949
65,633	Carnival Plc	2,122,436
1,069,765	Centrica Plc	5,321,860
94,544	Charter International Plc	881,513
2,388,188	Cobham Plc	7,633,174

See accompanying notes to the financial statements.

16

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,214,704	Compass Group Plc	9,903,358
452,674	Cookson Group Plc *	2,896,733
701,906	Daily Mail & General Trust Plc	4,846,554
1,842,520	Debenhams Plc *	1,623,629
1,028,635	Diageo Plc	16,719,805
1,447,765	Drax Group Plc	8,777,128
15,940,897	DSG International Plc *	5,857,096
172,919	Eurasian Natural Resources Corp	2,234,489
284,225	Firstgroup Plc	1,511,445
1,376,945	Game Group Plc	1,392,856
9,836,199	GlaxoSmithKline Plc	183,557,325
3,310,039	Home Retail Group Plc	11,031,843
1,596,200	HSBC Holdings Plc	15,634,249
1,422,878	Inchcape Plc *	5,568,482
829,121	Intermediate Capital Group Plc	3,452,799
259,663	Jardine Lloyd Thompson Group Plc	2,298,365
184,084	JD Wetherspoon Plc	1,179,037
171,793	Kazakhmys Plc	3,023,702
1,811,236	Kesa Electricals Plc	3,689,163
540,592	Lancashire Holdings Ltd	4,410,577
13,945,792	Lloyds Banking Group Plc *	14,679,244
349,725	Michael Page International Plc	2,121,012
303,354	Micro Focus International Plc	1,401,183
779,913	Mitchells & Butlers Plc *	3,449,538
601,774	National Express Group Plc *	2,059,849
375,742	Next Plc	11,362,047
357,384	Pearson Plc	5,299,598
2,553,174	Punch Taverns Plc *	3,133,503
299,427	Reckitt Benckiser Group Plc	14,924,107
1,013,455	Reed Elsevier Plc	8,110,103
933,007	Rio Tinto Plc	46,928,433
340,216	Rolls–Royce Group Plc *	2,878,560
3,749,072	Royal Dutch Shell Plc A Shares (London)	99,289,859
1,800,305	Royal Dutch Shell Plc B Shares (London)	45,884,730

See accompanying notes to the financial statements.

17

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
300,087	SABMiller Plc	8,521,310
1,358,987	Sage Group Plc (The)	5,088,964
477,894	Scottish & Southern Energy Plc	8,384,775
114,739	Shire Plc	2,468,410
881,430	Smith & Nephew Plc	7,294,570
538,204	Standard Chartered Plc	14,372,788
5,445,307	Taylor Wimpey Plc *	2,148,737
998,370	Tesco Plc	6,212,928
664,736	Travis Perkins Plc *	7,747,621
557,980	United Utilities Group Plc	4,875,811
53,179	Vedanta Resources Plc	1,532,204
23,874,610	Vodafone Group Plc	57,324,319
252,216	Weir Group Plc (The)	4,657,062
2,984,724	William Hill Plc	7,632,665
504,442	Wolseley Plc *	9,701,210
332,978	WPP Plc	3,291,889
	Total United Kingdom	1,002,337,174
	TOTAL COMMON STOCKS (COST $5,601,978,970)	4,896,368,429
	PREFERRED STOCKS — 0.5%
	Germany — 0.5%
148,157	Henkel AG & Co KGaA 1.40%	6,944,079
212,818	Porsche Automobil Holding SE 0.13%	9,925,988
319,486	ProSiebenSat.1 Media AG 0.13%	5,733,337
9,049	Villeroy & Boch AG (Non Voting) *	47,225
33,719	Volkswagen AG 2.10%	3,348,298
	Total Germany	25,998,927
	TOTAL PREFERRED STOCKS (COST $25,595,884)	25,998,927

See accompanying notes to the financial statements.

18

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		OPTIONS PURCHASED — 0.1%
		United Kingdom — 0.1%
GBP	11,299,914	Barclays Plc Call Options, Expires 09/17/10, Strike 280.00	4,310,103
		TOTAL OPTIONS PURCHASED (COST $7,071,260)	4,310,103
		SHORT-TERM INVESTMENTS — 3.3%
		Time Deposits — 2.4%
AUD	947,655	Bank of America (Charlotte) Time Deposit, 4.44%, due 09/01/10	843,129
USD	25,000,000	BNP Paribas (Grand Cayman) Time Deposit, 0.22%, due 09/01/10	25,000,000
JPY	37,851,520	BNP Paribas (Paris) Time Deposit, 0.04%, due 09/01/10	450,560
NOK	63,667	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.89%, due 09/01/10	10,094
NZD	15,025	Brown Brothers Harriman (Grand Cayman) Time Deposit, 3.07%, due 09/01/10	10,477
SEK	70,955	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	9,599
CHF	10,359	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/01/10	10,203
DKK	54,953	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/10	9,354
EUR	165,910	Citibank (New York) Time Deposit, 0.28%, due 09/01/10	210,249
USD	25,000,000	Commerzbank (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	25,000,000
CAD	139,530	Deustche Bank (Frankfurt) Time Deposit, 0.70%, due 09/01/10	130,849
USD	43,016	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	43,016
HKD	723,880	HSBC Bank (Hong Kong) Time Deposit, 0.03%, due 09/01/10	93,059
SGD	1,494,419	HSBC Bank (Hong Kong) Time Deposit, 0.13%, due 09/01/10	1,102,486
USD	16,400,000	HSBC Bank (USA) Time Deposit, 0.17%, due 09/01/10	16,400,000
GBP	315,686	JPMorgan Chase (New York) Time Deposit, 0.46%, due 09/01/10	484,152
USD	25,000,000	Royal Bank of Canada (Grand Cayman) Time Deposit, 0.18%, due 09/01/10	25,000,000
USD	25,000,000	Societe Generale (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	25,000,000
		Total Time Deposits	119,807,227

See accompanying notes to the financial statements.

19

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value	Description	Value ($)
	U.S. Government — 0.9%
46,762,000	U.S. Treasury Bill, 0.15%, due 09/23/10 (a)	46,756,856
	TOTAL SHORT-TERM INVESTMENTS (COST $166,564,083)	166,564,083
	TOTAL INVESTMENTS — 100.0% (Cost $5,801,210,197)	5,093,241,542
	Other Assets and Liabilities (net) — 0.00%	2,449,944
	TOTAL NET ASSETS — 100.0%	$5,095,691,486

See accompanying notes to the financial statements.

20

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
	Buys †
	Royal Bank of Scotland
10/22/10	PLC	EUR	27,819,947	$35,252,428	$(456,727)
10/22/10	Barclays	EUR	30,014,098	38,032,777	(504,725)
10/22/10	Brown Brothers Harriman & Co.	GBP	7,673,119	11,763,824	(250,592)
10/22/10	Bank Of America	GBP	37,488,223	57,474,003	(1,262,545)
10/22/10	Mellon Bank	GBP	5,974,347	9,159,400	(201,446)
10/22/10	JP Morgan Chase and Co.	SEK	385,594,753	52,124,072	19,088
10/22/10	Brown Brothers Harriman & Co.	SEK	86,884,852	11,744,953	(25,351)
10/22/10	Bank Of America	SEK	137,140,850	18,538,477	(56,668)
10/22/10	Deutsche Bank AG	SEK	143,155,023	19,351,463	(45,711)
10/22/10	Mellon Bank	SEK	189,395,437	25,602,167	(95,295)
10/22/10	Royal Bank of Scotland PLC	SEK	189,395,437	25,602,167	(84,564)
10/22/10	Barclays	SEK	144,360,624	19,514,434	(71,041)
				$324,160,165	$(3,035,577)
	Sales #
10/22/10	JP Morgan Chase and Co.	CAD	28,817,533	$27,002,860	$519,604
10/22/10	Brown Brothers Harriman & Co.	CAD	16,303,957	15,277,278	312,361
10/22/10	Morgan Stanley	CAD	44,371,131	41,577,030	909,525
10/22/10	Barclays	CAD	28,817,533	27,002,860	572,407
10/22/10	Royal Bank of Scotland PLC	NOK	63,038,511	9,967,212	244,308
10/22/10	Barclays	NOK	63,038,511	9,967,212	257,515
10/22/10	Bank Of America	NZD	14,352,230	9,966,439	114,941
				$140,760,891	$2,930,661

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

21

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
753	S&P Toronto 60	September 2010	$97,914,362	$(1,838,040)
1,324	SPI 200	September 2010	129,722,368	4,482,012
1	OMXS 30	September 2010	13,650	523
			$227,650,380	$2,644,495
Buys
543	DAX	September 2010	$101,341,514	$(3,418,894)
1,091	FTSE/MIB	September 2010	135,690,617	(3,142,024)
712	CAC 40	September 2010	31,302,093	(1,449,954)
1,033	MSCI Singapore	September 2010	53,198,467	1,116,942
400	TOPIX	September 2010	38,090,227	(3,648,542)
			$359,622,918	$(10,542,472)

Written Options

	Notional Amount	Expiration Date		Description	Premiums	Market Value
PUT	11,299,914	09/17/2010	GBP	Barclays PLC, Strike, 240.00	$(5,303,445)	$(149,403)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
67,200,000	JPY	9/21/2010	Goldman Sachs	1 Month JPY	Return on
				LIBOR - 5.00%	Takefuji Corp	$(32,844)
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for futures contracts, swap agreements, and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

22

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

23

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $5,801,210,197) (Note 2)	$5,093,241,542
Receivable for investments sold	814,182
Receivable for Fund shares sold	11,977,668
Dividends and interest receivable	15,183,507
Foreign taxes receivable	3,872,635
Unrealized appreciation on open forward currency contracts (Note 4)	2,949,749
Receivable for collateral on open futures contracts (Note 4)	45,717,727
Receivable for variation margin on open futures contracts (Note 4)	223,317
Receivable for expenses reimbursed by Manager (Note 5)	224,657
Total assets	5,174,204,984
Liabilities:
Foreign currency due to custodian (Proceeds $1,554,233)	1,559,455
Payable for investments purchased	862,943
Payable for Fund shares repurchased	69,249,978
Payable to affiliate for (Note 5):
Management fee	2,264,448
Shareholder service fee	534,272
Administration fee – Class M	2,124
Trustees and Chief Compliance Officer of GMO Trust fees	9,611
Payable for 12b-1 fee – Class M	5,247
Unrealized depreciation on open forward currency contracts (Note 4)	3,054,665
Payable for open swap contracts (Note 4)	32,844
Written options outstanding, at value (premiums $5,303,445) (Note 4)	149,403
Accrued expenses	788,508
Total liabilities	78,513,498
Net assets	$5,095,691,486

See accompanying notes to the financial statements.

24

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$7,126,350,249
Accumulated undistributed net investment income	55,767,124
Accumulated net realized loss	(1,375,738,949)
Net unrealized depreciation	(710,686,938)
$5,095,691,486
Net assets attributable to:
Class II shares	$225,769,474
Class III shares	$1,849,463,026
Class IV shares	$3,008,388,593
Class M shares	$12,070,393
Shares outstanding:
Class II	12,089,171
Class III	97,972,538
Class IV	159,418,040
Class M	648,734
Net asset value per share:
Class II	$18.68
Class III	$18.88
Class IV	$18.87
Class M	$18.61

See accompanying notes to the financial statements.

25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $9,836,372)	$94,602,571
Interest	354,267
Total investment income	94,956,838
Expenses:
Management fee (Note 5)	13,222,592
Shareholder service fee – Class II (Note 5)	342,212
Shareholder service fee – Class III (Note 5)	1,476,434
Shareholder service fee – Class IV (Note 5)	1,348,420
12b-1 fee – Class M (Note 5)	16,084
Administration fee – Class M (Note 5)	12,867
Custodian and fund accounting agent fees	1,045,580
Legal fees	135,700
Trustees fees and related expenses (Note 5)	56,448
Audit and tax fees	47,656
Transfer agent fees	45,632
Registration fees	10,212
Miscellaneous	62,284
Total expenses	17,822,121
Fees and expenses reimbursed by Manager (Note 5)	(1,320,752)
Expense reductions (Note 2)	(190)
Net expenses	16,501,179
Net investment income (loss)	78,455,659
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(38,682,878)
Closed futures contracts	(9,295,998)
Foreign currency, forward contracts and foreign currency related transactions	(21,108,130)
Net realized gain (loss)	(69,087,006)
Change in net unrealized appreciation (depreciation) on:
Investments	(188,040,389)
Open futures contracts	5,462,968
Written options	2,398,327
Open swap contracts	3,247
Foreign currency, forward contracts and foreign currency related transactions	5,400,968
Net unrealized gain (loss)	(174,774,879)
Net realized and unrealized gain (loss)	(243,861,885)
Net increase (decrease) in net assets resulting from operations	$(165,406,226)

See accompanying notes to the financial statements.

26

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$78,455,659	$112,766,188
Net realized gain (loss)	(69,087,006)	(854,873,916)
Change in net unrealized appreciation (depreciation)	(174,774,879)	2,406,061,414
Net increase (decrease) in net assets from operations	(165,405,226)	1,663,953,686
Distributions to shareholders from:
Net investment income
Class II	(966,467)	(14,988,152)
Class III	(7,964,707)	(64,034,986)
Class IV	(12,542,412)	(84,268,877)
Class M	(44,714)	(381,852)
Total distributions from net investment income	(21,518,300)	(163,673,867)
Net share transactions (Note 9):
Class II	(163,829,506)	(155,183,758)
Class III	(4,435,849)	(152,663,373)
Class IV	339,783,391	127,643,067
Class M	(705,752)	712,594
Increase (decrease) in net assets resulting from net share transactions	170,812,284	(179,491,470)
Total increase (decrease) in net assets	(16,112,242)	1,320,788,349
Net assets:
Beginning of period	5,111,803,728	3,791,015,379
End of period (including accumulated undistributed net investment income of $55,767,124 and distributions in excess of net investment income of $1,170,235, respectively)	$5,095,691,486	$5,111,803,728

See accompanying notes to the financial statements.

27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$19.35		$13.86		$29.69		$34.99		$32.35	$29.04
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.41		0.79		0.93		0.79	0.65
Net realized and unrealized gain (loss)	(0.89)		5.68		(14.01)		(0.86)		5.60	4.45
Total from investment operations	(0.60)		6.09		(13.22)		0.07		6.39	5.10
Less distributions to shareholders:
From net investment income	(0.07)		(0.60)		(0.99)		(0.83)		(0.54)	(0.36)
From net realized gains	—		—		(1.62)		(4.54)		(3.21)	(1.43)
Total distributions	(0.07)		(0.60)		(2.61)		(5.37)		(3.75)	(1.79)
Net asset value, end of period	$18.68		$19.35		$13.86		$29.69		$34.99	$32.35
Total Return(a)	(3.10	)%**	44.05%		(48.04)%		(1.11)%		20.46%	18.16%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$225,769		$394,009		$394,070		$510,006		$564,440	$567,313
Net expenses to average daily net assets	0.72	%(b)*	0.72	%(b)	0.74	%(c)	0.76	%(c)	0.76%	0.76%
Net investment income (loss) to average daily net assets	2.95	%*	2.21%		3.41%		2.59%		2.32%	2.16%
Portfolio turnover rate	19	%**	40%		53%		47%		36%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.04%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

28

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$19.56		$14.00		$29.97		$35.28		$32.59	$29.23
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.42		0.79		0.94		0.81	0.72
Net realized and unrealized gain (loss)	(0.89)		5.76		(14.13)		(0.86)		5.66	4.44
Total from investment operations	(0.60)		6.18		(13.34)		0.08		6.47	5.16
Less distributions to shareholders:
From net investment income	(0.08)		(0.62)		(1.01)		(0.85)		(0.57)	(0.37)
From net realized gains	—		—		(1.62)		(4.54)		(3.21)	(1.43)
Total distributions	(0.08)		(0.62)		(2.63)		(5.39)		(3.78)	(1.80)
Net asset value, end of period	$18.88		$19.56		$14.00		$29.97		$35.28	$32.59
Total Return(a)	(3.08	)%**	44.21%		(48.01)%		(1.06)%		20.54%	18.26%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,849,463		$1,925,104		$1,487,839		$2,615,878		$2,703,050	$2,795,610
Net expenses to average daily net assets	0.65	%(b)*	0.65	%(b)	0.67	%(c)	0.69	%(c)	0.69%	0.69%
Net investment income (loss) to average daily net assets	2.95	%*	2.19%		3.38%		2.61%		2.36%	2.39%
Portfolio turnover rate	19	%**	40%		53%		47%		36%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.04%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$19.55		$14.00		$29.96		$35.26		$32.58	$29.22
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.43		0.82		0.96		0.80	0.74
Net realized and unrealized gain (loss)	(0.89)		5.75		(14.14)		(0.85)		5.68	4.43
Total from investment operations	(0.60)		6.18		(13.32)		0.11		6.48	5.17
Less distributions to shareholders:
From net investment income	(0.08)		(0.63)		(1.02)		(0.87)		(0.59)	(0.38)
From net realized gains	—		—		(1.62)		(4.54)		(3.21)	(1.43)
Total distributions	(0.08)		(0.63)		(2.64)		(5.41)		(3.80)	(1.81)
Net asset value, end of period	$18.87		$19.55		$14.00		$29.96		$35.26	$32.58
Total Return(a)	(3.08	)%**	44.22%		(47.95)%		(0.98)%		20.61%	18.32%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,008,389		$2,779,470		$1,900,168		$4,131,392		$4,566,106	$3,150,741
Net expenses to average daily net assets	0.59	%(b)*	0.59	%(b)	0.61	%(c)	0.63	%(c)	0.63%	0.63%
Net investment income (loss) to average daily net assets	2.98	%*	2.25%		3.47%		2.67%		2.32%	2.45%
Portfolio turnover rate	19	%**	40%		53%		47%		36%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.04%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

30

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$19.30		$13.83		$29.60		$34.93		$32.28	$28.98
Income (loss) from investment operations:
Net investment income (loss)†	0.26		0.35		0.73		0.79		0.68	0.61
Net realized and unrealized gain (loss)	(0.88)		5.69		(13.95)		(0.81)		5.62	4.41
Total from investment operations	(0.62)		6.04		(13.22)		(0.02)		6.30	5.02
Less distributions to shareholders:
From net investment income	(0.07)		(0.57)		(0.93)		(0.77)		(0.44)	(0.29)
From net realized gains	—		—		(1.62)		(4.54)		(3.21)	(1.43)
Total distributions	(0.07)		(0.57)		(2.55)		(5.31)		(3.65)	(1.72)
Net asset value, end of period	$18.61		$19.30		$13.83		$29.60		$34.93	$32.28
Total Return(a)	(3.23	)%**	43.72%		(48.14)%		(1.36)%		20.18%	17.92%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$12,070		$13,221		$8,938		$18,687		$17,371	$29,984
Net expenses to average daily net assets	0.95	%(b)*	0.95	%(b)	0.97	%(c)	0.99	%(c)	0.99%	0.99%
Net investment income (loss) to average daily net assets	2.67	%*	1.84%		3.13%		2.22%		2.00%	2.07%
Portfolio turnover rate	19	%**	40%		53%		47%		36%	38%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.05%		0.05%		0.04%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE Value Index (Europe, Australasia, and Far East). The Fund typically makes equity investments directly and indirectly (e.g., through the GMO funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to countries other than the U.S. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select individual equity investments, countries and currencies. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). In selecting countries in which to invest and determining the Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Fund may make investments tied economically to emerging countries. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund often takes active

32

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the period ended August 31, 2010, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 5). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 93.7% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$187,889,968	$—	$187,889,968
Austria	—	45,646,637	—	45,646,637
Belgium	—	65,924,201	—	65,924,201
Canada	118,807,727	—	—	118,807,727
Denmark	—	56,275,221	—	56,275,221
Finland	—	37,720,550	—	37,720,550
France	10,961,716	515,494,260	—	526,455,976
Germany	—	175,397,344	—	175,397,344
Greece	—	30,702,308	—	30,702,308
Hong Kong	—	90,545,600	—	90,545,600
Ireland	441,163	31,302,411	—	31,743,574
Israel	—	16,148,349	—	16,148,349

34

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Italy	$321,372	$343,416,436		$—	$343,737,808
Japan	—	1,279,815,116		—	1,279,815,116
Malta	—	0	*	—	0
Netherlands	—	131,451,995		—	131,451,995
New Zealand	11,328,050	9,134,649		—	20,462,699
Norway	—	34,298,923		—	34,298,923
Portugal	—	1,017,443		—	1,017,443
Singapore	5,518,274	163,548,061		—	169,066,335
Spain	—	101,430,522		—	101,430,522
Sweden	—	139,396,396		—	139,396,396
Switzerland	—	290,096,563		—	290,096,563
United Kingdom	—	1,002,337,174		—	1,002,337,174
TOTAL COMMON STOCKS	147,378,302	4,748,990,127		—	4,896,368,429
Preferred Stocks
Germany	—	25,998,927		—	25,998,927
TOTAL PREFERRED STOCKS	—	25,998,927		—	25,998,927
Options Purchased
United Kingdom	—	4,310,103		—	4,310,103
TOTAL OPTIONS PURCHASED	—	4,310,103		—	4,310,103
Short-Term Investments	119,807,227	46,756,856		—	166,564,083
Total Investments	267,185,529	4,826,056,013		—	5,093,241,542
Derivatives
Forward Currency Contracts Foreign exchange risk	—	2,949,749		—	2,949,749
Futures Contracts Equity risk	—	5,599,477		—	5,599,477
Total Derivatives	—	8,549,226		—	8,549,226
Total	$267,185,529	$4,834,605,239		$—	$5,101,790,768

*  Represents the interest in securities that have no value at August 31, 2010.

35

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign exchange risk	$—	$(3,054,665)	$—	$(3,054,665)
Futures Contracts Equity risk	(1,838,040)	(11,659,414)	—	(13,497,454)
Swap Agreements Equity risk	—	(32,844)	—	(32,844)
Written Options Equity risk	—	(149,403)	—	(149,403)
Total	$(1,838,040)	$(14,896,326)	$—	$(16,734,366)

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend

36

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $97,233,515.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(154,259,096)
2/28/2018	(948,787,215)
Total	$(1,103,046,311)

37

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,922,700,254	$260,429,728	$(1,089,888,440)	$(829,458,712)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are

38

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

39

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may

40

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers

41

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign

42

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because many foreign exchanges close prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to closing prices supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing (0.2)% of the net assets of the Fund were valued using fair value prices based on those adjustment and are classified using Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased call option contracts as a substitute for direct equity investment (when paired with written put options). Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

43

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2010, the Fund used written put option contracts as a substitute for direct equity investment (when paired with purchased call options). Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2010, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$(11,299,914)	—	$(5,303,445)	$—	—	$—
Options written	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—
Outstanding, end of period	$(11,299,914)	—	$(5,303,445)	$—	—	$—

44

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

45

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to achieve returns comparable to holding and lending a direct equity position. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. The Fund held no rights or warrants at the end of the period.

46

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$—	$—	$—	$4,310,103	$—	$4,310,103
Unrealized appreciation on future contracts*	—	—	—	5,599,477	—	5,599,477
Unrealized appreciation on forward currency contracts	—	2,949,749	—	—	—	2,949,749
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Total	$—	$2,949,749	$—	$9,909,580	$—	$12,859,329
Liabilities:
Written options outstanding	$—	$—	$—	$(149,403)	$—	$(149,403)
Unrealized depreciation on future contracts*	—	—	—	(13,497,454)	—	(13,497,454)
Unrealized depreciation on forward currency contracts	—	(3,054,665)	—	—	—	(3,054,665)
Unrealized depreciation on swap agreements	—	—	—	(32,844)	—	(32,844)
Total	$—	$(3,054,665)	$—	$(13,679,701)	$—	$(16,734,366)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

47

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Future contracts	$—	$—	$—	$(9,295,998)	$—	$(9,295,998)
Forward currency contracts	—	(19,842,748)	—	—	—	(19,842,748)
Total	$—	$(19,842,748)	$—	$(9,295,998)	$—	$(29,138,746)
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options, rights and warrants)	$—	$—	$—	$(966,061)	$—	$(966,061)
Written options	—	—	—	2,398,327	—	2,398,327
Future contracts	—	—	—	5,462,968	—	5,462,968
Forward currency contracts	—	5,193,980	—	—	—	5,193,980
Swap contracts	—	—	—	3,247	—	3,247
Total	$—	$5,193,980	$—	$6,898,481	$—	$12,092,461

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, and rights and warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements	Options	Rights/ Warrants
Average amount outstanding	$721,491,536	$602,638,469	$1,145,361	$26,972,960	$64,244

5.  Fees and other transactions with affiliates

GMO receives a management fee for management services provided to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated

48

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

based on average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or for the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.50% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means administration fees and distribution (12b-1) fees (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $56,448 and $19,872, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $1,136,805,384 and $916,799,523, respectively.

49

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, the Fund had no shareholders who individually held more than 10% of the Fund's outstanding shares.

As of August 31, 2010, 0.18% shares of the Fund were held by senior management of the Manager and GMO Trust officers, and 58.70% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class II:	Shares	Amount	Shares	Amount
Shares sold	164,940	$3,173,809	3,477,961	$64,158,212
Shares issued to shareholders in reinvestment of distributions	47,276	908,642	723,485	13,801,459
Shares repurchased	(8,483,819)	(167,911,957)	(12,277,870)	(233,143,429)
Net increase (decrease)	(8,271,603)	$(163,829,506)	(8,076,424)	$(155,183,758)

50

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,751,514	$114,601,028	15,318,786	$292,305,658
Shares issued to shareholders in reinvestment of distributions	372,059	7,225,367	2,780,512	53,834,852
Shares repurchased	(6,564,030)	(126,262,244)	(25,929,276)	(498,803,883)
Net increase (decrease)	(440,457)	$(4,435,849)	(7,829,978)	$(152,663,373)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	28,325,756	$547,724,922	58,903,501	$1,049,593,338
Shares issued to shareholders in reinvestment of distributions	581,916	11,300,812	3,883,242	75,263,129
Shares repurchased	(11,655,676)	(219,242,343)	(56,388,246)	(997,213,400)
Net increase (decrease)	17,251,996	$339,783,391	6,398,497	$127,643,067
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class M:	Shares	Amount	Shares	Amount
Shares sold	69,952	$1,365,732	140,341	$2,600,335
Shares issued to shareholders in reinvestment of distributions	2,335	44,714	20,011	381,852
Shares repurchased	(108,553)	(2,116,198)	(121,740)	(2,269,593)
Net increase (decrease)	(36,266)	$(705,752)	38,612	$712,594

51

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

52

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

53

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

54

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

55

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.72%	$1,000.00	$969.00	$3.57
2) Hypothetical	0.72%	$1,000.00	$1,021.58	$3.67
Class III
1) Actual	0.65%	$1,000.00	$969.20	$3.23
2) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31
Class IV
1) Actual	0.59%	$1,000.00	$969.20	$2.93
2) Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01
Class M
1) Actual	0.95%	$1,000.00	$967.70	$4.71
2) Hypothetical	0.95%	$1,000.00	$1,020.42	$4.84

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

56

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.3%
Short-Term Investments	3.4
Preferred Stocks	0.7
Options Purchased	0.0
Debt Obligations	0.0
Forward Currency Contracts	0.0
Investment Funds	0.0
Rights and Warrants	0.0
Written Options	(0.0)
Swap Agreements	(0.1)
Futures Contracts	(0.1)
Other	0.8
100.0%
Country / Region Summary**	% of Investments
Euro Region***	26.1%
Japan	23.6
United Kingdom	22.1
Switzerland	8.6
Sweden	4.3
Singapore	3.8
Australia	2.4
Denmark	2.2
Hong Kong	1.8
Norway	1.2
Canada	0.6
South Korea	0.6
Russia	0.5
Brazil	0.3
New Zealand	0.2
India	0.2
Israel	0.2
Taiwan	0.2
Thailand	0.2
Turkey	0.2
China	0.2
Czech Republic	0.1
Indonesia	0.1
Mexico	0.1
South Africa	0.1
Hungary	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
1,652,529	GMO Emerging Markets Fund, Class VI	20,359,163
604,600	GMO Flexible Equities Fund, Class VI	10,326,564
16,649,869	GMO International Growth Equity Fund, Class IV	323,007,449
16,758,722	GMO International Intrinsic Value Fund, Class IV	316,237,081
	TOTAL MUTUAL FUNDS (COST $880,963,953)	669,930,257
	SHORT-TERM INVESTMENTS — 0.0%
	Time Deposits — 0.0%
21,530	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2010	21,530
	TOTAL SHORT-TERM INVESTMENTS (COST $21,530)	21,530
	TOTAL INVESTMENTS — 100.0% (Cost $880,985,483)	669,951,787
	Other Assets and Liabilities (net) — (0.0%)	(44,192)
	TOTAL NET ASSETS — 100.0%	$669,907,595

See accompanying notes to the financial statements.

2

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $21,530) (Note 2)	$21,530
Investments in affiliated issuers, at value (cost $880,963,953) (Notes 2 and 10)	669,930,257
Receivable for Fund shares sold	8,000,000
Receivable for expenses reimbursed by Manager (Note 5)	10,634
Total assets	677,962,421
Liabilities:
Payable for investments purchased	7,965,452
Payable for Fund shares repurchased	34,548
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	1,196
Accrued expenses	53,630
Total liabilities	8,054,826
Net assets	$669,907,595
Net assets consist of:
Paid-in capital	$1,025,059,660
Accumulated undistributed net investment income	2,530,973
Accumulated net realized loss	(146,649,342)
Net unrealized depreciation	(211,033,696)
$669,907,595
Net assets attributable to:
Class III shares	$669,907,595
Shares outstanding:
Class III	53,902,787
Net asset value per share:
Class III	$12.43

See accompanying notes to the financial statements.

3

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$2,540,103
Interest	2
Total investment income	2,540,105
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,920
Audit and tax fees	16,836
Legal fees	16,376
Trustees fees and related expenses (Note 5)	6,932
Registration fees	1,104
Miscellaneous	5,980
Total expenses	71,148
Fees and expenses reimbursed by Manager (Note 5)	(61,640)
Expense reductions (Note 2)	(376)
Net expenses	9,132
Net investment income (loss)	2,530,973
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(18,095,616)
Net realized gain (loss)	(18,095,616)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(772,180)
Net realized and unrealized gain (loss)	(18,867,796)
Net increase (decrease) in net assets resulting from operations	$(16,336,823)

See accompanying notes to the financial statements.

4

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,530,973	$18,728,754
Net realized gain (loss)	(18,095,616)	(85,397,014)
Change in net unrealized appreciation (depreciation)	(772,180)	239,801,080
Net increase (decrease) in net assets from operations	(16,336,823)	173,132,820
Distributions to shareholders from:
Net investment income
Class III	—	(18,742,240)
	—	(18,742,240)
Net share transactions (Note 9):
Class III	25,141,295	97,429,157
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	5,113
Total increase (decrease) in net assets resulting from net share transactions	25,141,295	97,434,270
Total increase (decrease) in net assets	8,804,472	251,824,850
Net assets:
Beginning of period	661,103,123	409,278,273
End of period (including accumulated undistributed net investment income of $2,530,973 and $0, respectively)	$669,907,595	$661,103,123

See accompanying notes to the financial statements.

5

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007(a)
Net asset value, beginning of period	$12.69		$9.20		$20.63		$22.16		$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.05		0.41		0.65		0.47		0.53
Net realized and unrealized gain (loss)	(0.31)		3.49		(9.20)		0.52		2.45
Total from investment operations	(0.26)		3.90		(8.55)		0.99		2.98
Less distributions to shareholders:
From net investment income	—		(0.41)		(0.62)		(1.24)		(0.72)
From net realized gains	—		—		(2.26)		(1.28)		(0.10)
Total distributions	—		(0.41)		(2.88)		(2.52)		(0.82)
Net asset value, end of period	$12.43		$12.69		$9.20		$20.63		$22.16
Total Return(c)	(2.05	)%**	42.22%		(46.05)%		3.57%		14.93%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$669,908		$661,103		$409,278		$718,390		$440,431
Net expenses to average daily net assets(d)(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%*
Net investment income (loss) to average daily net assets(b)	0.75	%*	3.39%		4.12%		2.04%		3.32	%*
Portfolio turnover rate	5	%**	20%		33%		4%		1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.01%		0.02%		0.03	%*
Redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(h)	$0.00	(h)	$0.00	(h)	$0.01

(a)  Period from June 5, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  The net expense ratio does not include the effect of expense reductions (Note 2).

(g)  There were no purchase premiums and redemption fees throughout the period.

(h)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Opportunities Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign equity investments (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), as well as to the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Manager changes the Fund's holdings of the underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

7

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.2% of net assets. The underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by that third party vendor using that vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 92.5% and (0.1%), respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation

8

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$669,930,257	$—	$—	$669,930,257
Short-Term Investments	21,530	—	—	21,530
Total Investments	669,951,787	—	—	669,951,787
Total	$669,951,787	$—	$—	$669,951,787

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities using Level 3 inputs were 0.2% of total net assets.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

9

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $19,727.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(39,084,586)
Total	$(39,084,586)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$977,452,953	$283,663	$(307,784,829)	$(307,501,166)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations,

10

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that

11

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premium and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and/or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur/reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the

12

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated

13

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Market Risk — Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and

14

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $6,932 and $2,576, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.510%	0.089%	0.599%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $63,288,574 and $35,607,269, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

15

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 34.42% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,427,693	$43,903,085	14,821,451	$184,281,194
Shares issued to shareholders in reinvestment of distributions	—	—	1,379,477	18,402,217
Shares repurchased	(1,616,356)	(18,761,790)	(8,617,216)	(105,254,254)
Purchase premiums	—	—	—	5,113
Redemption fees	—	—	—	—
Net increase (decrease)	1,811,337	$25,141,295	7,583,712	$97,434,270

16

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class VI	$—	$20,283,498	$170,000	$—	$—	$20,359,163
GMO Flexible Equities Fund, Class VI	11,525,967	—	300,000	—	—	10,326,564
GMO International Growth Equity Fund, Class IV	318,862,849	22,386,711	11,917,903	1,084,361	—	323,007,449
GMO International Intrinsic Value Fund, Class IV	317,602,020	20,481,394	9,673,143	1,318,771	—	316,237,081
GMO International Small Companies Fund, Class III	13,125,912	136,971	13,546,223	136,971	—	—
Totals	$661,116,748	$63,288,574	$35,607,269	$2,540,103	$—	$669,930,257

17

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

18

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

19

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

20

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.60%	$1,000.00	$979.50	$2.99
2	) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO International Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	93.9%
Short-Term Investments	2.6
Preferred Stocks	2.1
Forward Currency Contracts	0.1
Rights and Warrants	0.0
Futures Contracts	(0.1)
Other	1.4
100.0%
Country Summary	% of Equity Investments*
Japan	29.2%
United Kingdom	20.3
Germany	6.7
Sweden	4.9
Singapore	4.8
Australia	4.5
Ireland	4.3
Canada	3.6
Hong Kong	3.3
Netherlands	3.3
Italy	2.7
Belgium	2.6
Finland	2.5
France	2.4
Norway	1.7
Denmark	1.0
Austria	0.6
Greece	0.6
Switzerland	0.6
Luxembourg	0.3
Israel	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Capital Goods	19.8%
Materials	11.4
Real Estate	10.3
Retailing	7.4
Food, Beverage & Tobacco	6.6
Health Care Equipment & Services	4.9
Automobiles & Components	4.3
Media	4.2
Transportation	4.1
Energy	3.6
Consumer Services	3.3
Technology Hardware & Equipment	3.2
Consumer Durables & Apparel	3.0
Diversified Financials	3.0
Software & Services	2.2
Pharmaceuticals, Biotechnology & Life Sciences	2.1
Semiconductors & Semiconductor Equipment	1.6
Commercial & Professional Services	1.3
Banks	1.0
Food & Staples Retailing	0.9
Utilities	0.7
Household & Personal Products	0.6
Telecommunication Services	0.3
Insurance	0.2
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.9%
	Australia — 4.3%
68,561	Ansell Ltd	824,262
938,325	Australian Infrastructure Fund	1,524,618
709,076	Boart Longyear Group *	1,840,935
136,072	Centennial Coal Co Ltd	733,007
11,116,030	Charter Hall Office (REIT)	2,435,712
1,530,851	Commonwealth Property Office Fund (REIT)	1,290,215
54,300	Flight Centre Ltd	951,888
5,186,155	ING Office Fund	2,779,215
3,560,752	Macquarie CountryWide Trust	1,894,414
1,808,669	Pacific Brands Ltd *	1,686,255
998,258	PaperlinX Ltd *	496,653
	Total Australia	16,457,174
	Austria — 0.5%
19,153	AI Airports International Ltd ADC *	25,613
15,092	BWIN Interactive Entertainment AG	721,982
17,164	Flughafen Wien AG	1,002,100
1,761,602	Immofinanz AG (Entitlement Shares) * (a)	—
22,094	Wienerberger AG *	285,715
	Total Austria	2,035,410
	Belgium — 2.5%
20,880	Bekaert NV	4,220,973
40,699	Euronav SA	709,532
10,782	GIMV NV	516,835
78,916	Nyrstar	842,889
31,180	Omega Pharma SA	1,131,948
3,527	SA D'Ieteren NV	1,650,469
17,069	Tessenderlo Chemie	481,390
	Total Belgium	9,554,036

See accompanying notes to the financial statements.

3

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Canada — 3.4%
26,557	ACE Aviation Holdings Inc Class A *	256,268
210,300	Advantage Oil & Gas Ltd *	1,258,230
22,700	AltaGas Ltd	431,073
21,600	Dorel Industries Inc Class B	708,960
46,400	Linamar Corp	804,119
86,200	Methanex Corp	1,839,839
214,600	Precision Drilling Corp *	1,344,332
38,971	Quebecor Inc Class B	1,189,943
105,800	RONA Inc *	1,255,095
91,200	SEMAFO Inc *	747,492
51,250	Torstar Corp Class B	456,581
98,625	Transcontinental Inc	1,123,734
157,600	Trinidad Drilling Ltd	738,969
245,400	Western Coal Corp *	920,523
	Total Canada	13,075,158
	Denmark — 0.9%
44,261	D/S Norden A/S	1,661,979
20,745	Danisco A/S	1,492,601
70,643	GN Store Nord A/S *	453,029
	Total Denmark	3,607,609
	Finland — 2.4%
150,006	Amer Sports Oyj Class A	1,566,456
40,751	Cargotec Oyj Class B	1,317,824
70,150	Kemira Oyj	838,197
239,126	M-real Oyj B shares *	840,855
104,225	Oriola-KD Oyj Class B	507,351
77,027	Tieto Oyj	1,263,649
138,908	YIT Oyj	2,871,507
	Total Finland	9,205,839

See accompanying notes to the financial statements.

4

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — 2.3%
22,715	Arkema	945,981
12,930	Fonciere des Regions (REIT)	1,200,374
58,067	Groupe Steria SCA	1,427,008
118,681	Havas SA	542,249
13,566	IMS International Metal Service *	166,580
42,795	Rallye SA	1,447,534
125,335	Rhodia SA	2,342,739
14,379	Zodiac Aerospace	864,284
	Total France	8,936,749
	Germany — 4.4%
54,024	Aareal Bank AG *	994,112
63,022	Aixtron AG	1,556,372
76,804	Arques Industries AG *	207,983
51,521	Aurubis AG	2,044,042
21,718	Bechtle AG	614,540
27,478	Bilfinger & Berger AG	1,635,127
115,687	Heidelberger Druckmaschinen AG *	895,421
217,573	Infineon Technologies AG *	1,206,515
42,189	Kloeckner & Co AG *	824,639
60,744	Lanxess AG	2,647,294
14,723	Leonische Drahtwerke AG *	383,877
8,182	Software AG	858,945
52,323	Stada Arzneimittel AG	1,597,574
65,213	Tognum AG	1,198,578
	Total Germany	16,665,019
	Greece — 0.6%
157,405	Alapis Holding Industrial and Commercial SA	407,007
176,856	Intralot SA	694,438
62,344	Jumbo SA	397,227
73,847	Motor Oil (Hellas) Corinth Refineries SA	739,103
	Total Greece	2,237,775

See accompanying notes to the financial statements.

5

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — 3.2%
555,432	Allied Properties HK Ltd	108,146
1,244,000	Brightoil Petroleum Holdings Ltd *	505,019
123,200	Dah Sing Financial Group *	774,664
1,356,000	First Pacific Co	1,010,791
728,000	HKR International Ltd	286,087
4,028,000	Johnson Electric Holdings Ltd	1,790,864
963,000	Kowloon Development Co Ltd	1,004,025
1,036,000	Pacific Basin Shipping Ltd	711,610
9,186,000	Singmas Container Holdings Ltd *	1,867,797
247,000	Sun Hung Kai & Co Ltd	161,729
1,428,000	Texwinca Holdings Ltd	1,414,434
252,000	VTech Holdings Ltd	2,519,548
	Total Hong Kong	12,154,714
	Ireland — 4.1%
1,861,516	Allied Irish Banks Plc *	1,787,497
695,669	C&C Group Plc	2,709,322
145,722	DCC Plc	3,646,410
437,423	Fyffes Plc	191,192
241,988	Grafton Group Plc	823,448
192,168	Kingspan Group Plc *	1,322,929
79,160	Paddy Power Plc	2,746,826
258,640	Smurfit Kappa Group Plc *	2,209,220
901,882	Total Produce Ltd	399,720
	Total Ireland	15,836,564
	Israel — 0.1%
30,532	Ceragon Networks Ltd *	258,301
	Italy — 2.6%
192,484	Amplifon SPA	844,880
128,425	Autostrada Torino-Milano SPA	1,577,936
52,184	Banca Generali SPA	564,179
69,629	Benetton Group SPA	469,612

See accompanying notes to the financial statements.

6

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
158,023	Cementir SPA	411,306
454,607	CIR-Compagnie Industriali Riunite SPA *	785,033
93,848	Danieli & Co SPA-RSP	935,109
96,042	Indesit Company SPA	922,106
119,661	Italcementi SPA-Di RISP	484,954
15,926	Italmobiliare SPA	439,278
19,589	Italmobiliare SPA-RSP	379,683
315,604	Milano Assicurazioni SPA	546,040
202,995	Recordati SPA	1,593,954
	Total Italy	9,954,070
	Japan — 28.0%
49,200	ADEKA Corp	500,557
1,934	Advance Residence Investment Corp (REIT) *	3,022,528
523,500	Aiful Corp *	654,071
51,300	Alpen Co Ltd	808,629
236,200	Alps Electric Co Ltd *	1,632,165
149,800	AOC Holdings Inc *	646,291
83,100	Aoyama Trading Co Ltd	1,145,477
120,800	Arnest One Corp	1,218,921
23,000	Asahi Diamond Industrial Co Ltd	339,315
20,800	Autobacs Seven Co Ltd	778,539
76,100	Cedyna Financial Corp *	132,157
113,700	Century Tokyo Leasing Corp	1,462,521
19,400	Chiba Kogyo Bank Ltd (The) *	117,580
191,000	Clarion Co Ltd *	357,425
789	CyberAgent Inc	1,265,708
190,650	Daiei Inc *	774,263
62,200	Daiichikosho Co Ltd	955,044
925,000	Dainippon Ink and Chemicals Inc	1,514,339
262,000	Dainippon Screen Manufacturing Co Ltd *	1,149,459
396	DA Office Investment Corp (REIT)	1,079,171
133,300	DCM Japan Holdings Co Ltd	627,275
14,300	Disco Corp	714,286

See accompanying notes to the financial statements.

7

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
18,700	Don Quijote Co Ltd	457,428
123	Dr Ci:Labo Co Ltd	390,802
211,500	Edion Corp	1,458,978
67,400	Foster Electric Co Ltd	1,445,713
138,400	Fuji Oil Co Ltd	2,132,143
44,000	Fuji Soft Inc	667,310
307,400	Futaba Industrial Co Ltd *	1,706,737
47,000	Fuyo General Lease Co Ltd	1,234,606
463,000	Godo Steel	990,082
10,270	Gulliver International Co Ltd	400,290
33,700	Hamamatsu Photonics KK	1,023,570
536,000	Hanwa Co Ltd	1,939,744
103,000	Itochu Enex Co Ltd	482,652
206,000	JACCS Co Ltd	378,010
190	Japan Excellent Inc (REIT)	908,581
362,000	JFE Shoji Holdings Inc	1,248,520
600,000	Juki Corp *	921,023
169,000	J–Oil Mills Inc	468,228
155,200	K's Holdings Corp	3,352,703
27,700	Kaga Electronics Co Ltd	297,668
141,000	Kaken Pharmaceutical Co Ltd	1,527,175
290,000	Kayaba Industry Co	1,329,765
39,400	Keihin Corp	754,138
467	Kenedix Realty Investment Corp (REIT)	1,634,676
79,500	Kohnan Shoji Co Ltd	846,161
94,500	Kojima Co Ltd	463,654
220,000	Kurabo Industries Ltd	345,801
28,800	Kyoei Steel Ltd	395,904
61,000	Kyorin Co Ltd	875,069
32,000	Kyudenko Corp	163,759
129,000	Makino Milling Machine Co Ltd *	717,830
28,600	Mandom Corp	769,912
87,400	Miraca Holdings Inc	2,922,077
304,000	Mitsubishi Steel Manufacturing Co Ltd	596,882

See accompanying notes to the financial statements.

8

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
413,000	Morinaga Milk Industry Co Ltd	1,783,141
179,000	Nakayama Steel Works Ltd *	242,970
204,000	Nichias Corp	843,485
277,000	Nichirei Corp	1,178,891
96,400	Nifco Inc	2,141,716
122,900	Nihon Kohden Corp	2,489,575
630,000	Nippon Coke & Engineering Co Ltd	854,806
37,000	Nippon Corp	242,330
200,000	Nippon Metal Industry Co Ltd	257,010
45,000	Nippon Shokubai Co Ltd	392,232
230,000	Nippon Synthetic Chemical Industry Co Ltd	1,212,782
85,400	Nippon System Development Co Ltd	918,325
769	Nippon Commercial Investment Corp (REIT)	793,176
166,000	Nippon Flour Mills Co Ltd	857,692
1,154,000	Nippon Light Metal *	1,845,789
89,300	Nipro Corp	1,758,429
195,000	Nissan Shatai Co Ltd	1,333,792
175,000	Nisshin Oillio Group Ltd (The)	830,051
18,400	Okinawa Electric Power Co	973,168
98,000	OKUMA Corp *	474,857
654,000	Orient Corp *	443,396
431	ORIX JREIT Inc (REIT)	2,032,960
41,500	Osaka Steel Co Ltd	612,617
10,100	OSAKA Titanium Technologies Co	463,741
208,100	Pioneer Corp *	617,186
39,100	PLENUS Co Ltd	606,873
235	Premier Investment Corp (REIT)	1,018,310
74,800	QP Corp	945,047
112,900	Round One Corp	488,904
362,000	Ryobi Ltd *	1,224,092
15,100	Ryosan Co	384,514
598,000	Sankyo–Tateyama Holdings Inc *	648,679
225,000	Sankyu Inc	857,149

See accompanying notes to the financial statements.

9

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
12,300	Sawai Pharmaceuticals Co Ltd	1,260,092
99,000	Seino Holdings Co Ltd	615,415
178,000	Shinwa Kaiun Kaisha Ltd	442,215
196,600	Showa Corp *	1,031,908
300,000	Taihei Kogyo Co Ltd	1,056,064
77,700	Takata Corp	1,662,889
152,000	TOA Corp	150,255
108,000	Toho Zinc Co Ltd	379,107
43,400	Tokai Rika Co Ltd	675,686
383,000	Topy Industries Ltd	801,366
211	Top REIT Inc (REIT)	1,132,162
583,000	Toyo Tire & Rubber Co Ltd	1,172,026
75,200	TS Tech Co Ltd	1,085,056
871	T–Gaia Corp	1,364,207
74,000	Uchida Yoko Co Ltd	201,872
289,000	Uniden Corp *	620,266
111,800	Unipres Corp	1,728,551
297	United Urban Investment Corp (REIT)	1,919,070
300,000	Zeon Corp	2,020,962
	Total Japan	107,230,166
	Luxembourg — 0.3%
31,742	Ternium SA-ADR	1,040,185
	Netherlands — 3.2%
157,575	Aalberts Industries NV	2,222,440
35,096	Chicago Bridge & Iron Co NV (NY Shares) *	764,391
169,431	CSM	4,399,077
222,583	Koninklijke BAM Groep NV	1,107,137
78,894	Mediq NV	1,292,421
22,159	Nutreco Holding NV	1,282,338
21,749	Vastned NV (REIT)	1,176,364
	Total Netherlands	12,244,168

See accompanying notes to the financial statements.

10

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Norway — 1.6%
102,107	Acergy SA	1,557,914
100,645	Atea ASA	641,802
186,807	Petroleum Geo–Services ASA *	1,666,000
41,513	Schibsted ASA	941,272
94,422	TGS Nopec Geophysical Co ASA	1,262,031
	Total Norway	6,069,019
	Singapore — 4.6%
2,105,000	CapitaCommercial Trust (REIT)	2,178,991
597,000	Ezra Holdings Ltd	779,557
1,323,000	Ho Bee Investment Ltd	1,420,662
556,000	Hong Leong Asia Ltd	1,352,826
2,753,000	Jaya Holdings Ltd *	1,374,719
130,000	Kim Eng Holdings Ltd	158,453
399,000	KS Energy Services Ltd *	313,427
1,387,000	Mapletree Logistics Trust (REIT)	860,589
755,000	MobileOne Ltd	1,211,015
339,000	Singapore Airport Terminal Services Ltd	698,873
2,963,000	Suntec Real Estate Investment Trust (REIT)	3,109,084
626,000	Swiber Holdings Ltd *	445,096
398,000	Venture Corp Ltd	2,556,755
255,000	Wheelock Properties Ltd	337,696
691,000	Wing Tai Holdings Ltd	827,857
	Total Singapore	17,625,600
	Sweden — 4.8%
48,364	Axfood AB	1,375,125
156,377	Boliden AB	1,765,307
14,284	Cardo AB	438,897
63,100	D Carnegie AB * (a)	6,403
44,112	Elekta AB Class B	1,270,854
205,505	Fabege AB	1,434,614
19,251	Hoganas AB Class B	520,331
239,471	Kungsleden AB	1,559,901

See accompanying notes to the financial statements.

11

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
15,916	Modern Times Group AB Class B	912,362
202,871	NCC Class B	3,327,117
121,880	Peab AB	725,177
101,702	SAAB AB Class B	1,254,881
538,035	Trelleborg AB Class B	3,561,344
81,342	Vostok Gas Ltd * (a)	2,421
	Total Sweden	18,154,734
	Switzerland — 0.6%
107,194	Clariant AG (Registered) *	1,374,368
1,029	Fischer (George) AG (Registered) *	377,365
4,703	Sulzer AG	465,041
	Total Switzerland	2,216,774
	United Kingdom — 19.5%
65,701	Aggreko Plc	1,424,354
242,218	ARM Holdings Plc	1,351,672
48,532	ASOS Plc *	707,668
518,051	BBA Aviation Plc	1,405,676
294,959	Britvic Plc	2,182,200
457,301	Cape Plc *	1,892,871
59,386	Catlin Group Ltd	298,428
76,274	Chloride Group Plc	438,522
316,057	Cookson Group Plc *	2,022,499
82,295	Croda International Plc	1,609,313
355,887	Daily Mail & General Trust Plc	2,457,346
194,472	Dairy Crest Group Plc	1,096,182
696,562	Debenhams Plc *	613,810
243,422	Drax Group Plc	1,475,755
146,457	DS Smith Plc	303,088
522,578	Electrocomponents Plc	1,683,720
930,960	Enterprise Inns Plc *	1,246,900
70,029	Filtrona Plc	251,761

See accompanying notes to the financial statements.

12

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,092,561	Galiform Plc *	1,049,951
377,705	Game Group Plc	382,070
83,155	Go-Ahead Group Plc	1,397,637
59,913	Greene King Plc	377,921
313,862	Halfords Group Plc	2,324,550
484,356	IMI Plc	5,043,749
999,894	Inchcape Plc *	3,913,119
146,305	Intermediate Capital Group Plc	609,274
1,121,807	ITV Plc *	959,803
1,354,340	Johnston Press Plc *	325,693
248,719	Kesa Electricals Plc	506,596
181,563	LG Group Holdings Plc	1,446,983
1,033,888	Logica Plc	1,714,116
291,930	Luminar Group Holdings Plc *	42,879
887,179	Marston's Plc	1,264,412
421,619	Mcbride Plc	900,693
995,512	Melrose Plc	3,924,257
287,233	Mondi Plc	2,056,255
119,993	Morgan Crucible Co Plc	356,541
786,046	National Express Group Plc *	2,690,605
776,884	Northern Foods Plc	539,739
213,098	Premier Farnell Plc	729,729
3,361,161	Premier Foods Plc *	821,997
1,254,494	Punch Taverns Plc *	1,539,637
137,230	Rightmove Plc	1,357,366
112,945	Savills Plc	537,459
246,621	Senior Plc	430,150
756,883	SIG Plc *	1,076,216
130,305	Smith News Plc	201,603
118,407	SSL International Plc	2,100,024
240,463	Tate & Lyle Plc	1,504,265
93,627	Travis Perkins Plc *	1,091,240
834,285	Trinity Mirror Plc *	1,404,933

See accompanying notes to the financial statements.

13

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
312,770	Tullett Prebon Plc	1,767,002
198,891	Weir Group Plc (The)	3,672,438
630,645	William Hill Plc	1,612,713
1,462,186	Yell Group Plc *	323,447
	Total United Kingdom	74,458,827
	TOTAL COMMON STOCKS (COST $368,126,739)	359,017,891
	PREFERRED STOCKS — 2.1%
	Germany — 2.1%
11,813	Biotest AG 1.33%	449,425
31,142	Draegerwerk AG & Co 0.65%	2,440,717
7,838	Fuchs Petrolub AG 1.99%	770,223
47,808	Hugo Boss AG 2.82%	2,055,662
125,961	ProSiebenSat.1 Media AG 0.13%	2,260,434
	Total Germany	7,976,461
	TOTAL PREFERRED STOCKS (COST $5,644,347)	7,976,461
	RIGHTS AND WARRANTS — 0.0%
	France — 0.0%
22,813	Fonciere Des Regions Warrants, Expires 12/31/10 *	18,937
	Singapore — 0.0%
61,000	Tat Hong Holdings Ltd Warrants, Expires 08/02/13 *	1,125
	TOTAL RIGHTS AND WARRANTS (COST $7,969)	20,062

See accompanying notes to the financial statements.

14

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 2.6%
		Time Deposits — 2.6%
AUD	198,821	Bank of America (Charlotte) Time Deposit, 4.44%, due 09/01/10	176,891
GBP	6,466	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.46%, due 09/01/10	9,916
SEK	70,949	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	9,599
NOK	64,241	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.89%, due 09/01/10	10,185
CHF	10,449	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/01/10	10,292
CAD	10,271	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.70%, due 09/01/10	9,632
NZD	14,142	Brown Brothers Harriman (Grand Cayman) Time Deposit, 3.07%, due 09/01/10	9,861
HKD	68,892	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/10	8,857
DKK	310,177	Citibank (New York) Time Deposit, 0.10%, due 09/01/10	52,800
EUR	167,764	Citibank (New York) Time Deposit, 0.28%, due 09/01/10	212,599
USD	5,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	5,000,000
AUD	162,693	Deustche Bank (Frankfurt) Time Deposit, 4.44%, due 09/01/10	144,748
SGD	2,217,007	HSBC Bank (Hong Kong) Time Deposit, 0.13%, due 09/01/10	1,635,564
JPY	9,462,880	HSBC Bank (Hong Kong) Time Deposit, 0.04%, due 09/01/10	112,640
USD	2,431,868	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.21%, due 09/01/10	2,431,868
		Total Time Deposits	9,835,452
		TOTAL SHORT-TERM INVESTMENTS (COST $9,835,454)	9,835,452
		TOTAL INVESTMENTS — 98.6% (Cost $383,614,509)	376,849,866
		Other Assets and Liabilities (net) — 1.4%	5,464,706
		TOTAL NET ASSETS — 100.0%	$382,314,572

See accompanying notes to the financial statements.

15

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	Bank of America	CHF	751,917	$740,960	$17,452
10/22/10	Barclays Bank PLC	CHF	1,608,665	1,585,223	35,897
10/22/10	Brown Brothers Harriman & Co.	CHF	5,394,373	5,315,764	115,365
10/22/10	Deutsche Bank AG	CHF	5,032,789	4,959,449	105,246
10/22/10	Morgan Stanley	CHF	923,421	909,964	19,898
10/22/10	Bank of America	GBP	3,449,673	5,288,768	(116,179)
10/22/10	Deutsche Bank AG	GBP	6,763,051	10,368,579	(196,524)
10/22/10	Mellon Bank	GBP	3,481,407	5,337,420	(117,388)
10/22/10	Mellon Bank	HKD	13,892,673	1,786,628	(1,660)
10/22/10	Bank of America	SEK	54,094,943	7,312,466	(22,352)
10/22/10	JP Morgan Chase Bank	SEK	7,677,649	1,037,852	380
10/22/10	Mellon Bank	SEK	13,373,283	1,807,779	(6,729)
10/22/10	Royal Bank of Scotland PLC	SEK	16,826,117	2,274,527	(7,513)
				$48,725,379	$(174,107)
Sales #
10/22/10	Bank of America	CAD	5,007,226	$4,691,915	$93,397
10/22/10	Deutsche Bank AG	CAD	7,259,853	6,802,692	157,524
10/22/10	Brown Brothers Harriman & Co.	EUR	459,029	581,665	7,361
10/22/10	JP Morgan Chase Bank	EUR	6,424,527	8,140,928	94,552
10/22/10	Morgan Stanley	EUR	10,520,526	13,331,229	183,554
10/22/10	Brown Brothers Harriman & Co.	SGD	1,731,805	1,277,592	(5,562)
10/22/10	Morgan Stanley	SGD	911,443	672,392	(2,821)
10/22/10	Royal Bank of Scotland PLC	SGD	2,965,740	2,187,893	(8,907)
				$37,686,306	$519,098

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

16

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
77	FTSE 100	September 2010	$6,111,201	$(57,178)
2	TOPIX	September 2010	190,451	(20,952)
113	FTSE/MIB	September 2010	14,054,115	(301,064)
59	CAC 40	September 2010	2,593,853	(120,151)
56	MSCI Singapore	September 2010	2,883,944	60,273
			$25,833,564	$(439,072)
Sales
94	SPI 200	September 2010	$9,209,896	$351,177
71	S&P Toronto 60	September 2010	9,232,297	(164,279)
			$18,442,193	$186,898

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

17

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $383,614,509) (Note 2)	$376,849,866
Receivable for investments sold	1,236,966
Dividends receivable	407,845
Foreign taxes receivable	162,208
Unrealized appreciation on open forward currency contracts (Note 4)	830,626
Receivable for foreign currency sold	2,822
Receivable for collateral on open futures contracts (Note 4)	3,804,321
Receivable for variation margin on open futures contracts (Note 4)	84,690
Receivable for expenses reimbursed by Manager (Note 5)	64,294
Total assets	383,443,638
Liabilities:
Foreign currency due to custodian (proceeds $153,566)	147,054
Payable to affiliate for (Note 5):
Management fee	203,913
Shareholder service fee	50,978
Trustees and Chief Compliance Officer of GMO Trust fees	789
Unrealized depreciation on open forward currency contracts (Note 4)	485,635
Accrued expenses	240,697
Total liabilities	1,129,066
Net assets	$382,314,572
Net assets consist of:
Paid-in capital	$464,994,564
Distributions in excess of net investment income	(6,680,290)
Accumulated net realized loss	(69,325,866)
Net unrealized depreciation	(6,673,836)
$382,314,572
Net assets attributable to:
Class III shares	$382,314,572
Shares outstanding:
Class III	59,193,471
Net asset value per share:
Class III	$6.46

See accompanying notes to the financial statements.

18

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,168,506)	$11,737,610
Interest	8,764
Total investment income	11,746,374
Expenses:
Management fee (Note 5)	2,118,763
Shareholder service fee – Class III (Note 5)	529,691
Custodian and fund accounting agent fees	341,192
Audit and tax fees	41,860
Legal fees	25,362
Transfer agent fees	20,516
Trustees fees and related expenses (Note 5)	8,534
Registration fees	2,668
Miscellaneous	21,824
Total expenses	3,110,410
Fees and expenses reimbursed by Manager (Note 5)	(440,886)
Expense reductions (Note 2)	(29)
Net expenses	2,669,495
Net investment income (loss)	9,076,879
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	70,745,387
Closed futures contracts	(2,068,794)
Foreign currency, forward contracts and foreign currency related transactions	123,737
Net realized gain (loss)	68,800,330
Change in net unrealized appreciation (depreciation) on:
Investments	(64,465,466)
Open futures contracts	2,228,145
Foreign currency, forward contracts and foreign currency related transactions	1,946,636
Net unrealized gain (loss)	(60,290,685)
Net realized and unrealized gain (loss)	8,509,645
Net increase (decrease) in net assets resulting from operations	$17,586,524

See accompanying notes to the financial statements.

19

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$9,076,879	$10,921,170
Net realized gain (loss)	68,800,330	(67,531,785)
Change in net unrealized appreciation (depreciation)	(60,290,685)	354,415,388
Net increase (decrease) in net assets from operations	17,586,524	297,804,773
Distributions to shareholders from:
Net investment income
Class III	(14,015,047)	(23,982,418)
	(14,015,047)	(23,982,418)
Net share transactions (Note 9):
Class III	(785,685,862)	496,477,449
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	4,134,534	3,178,652
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(781,551,328)	499,656,101
Total increase (decrease) in net assets	(777,979,851)	773,478,456
Net assets:
Beginning of period	1,160,294,423	386,815,967
End of period (including distributions in excess of net investment income of $6,680,290 and $1,742,122, respectively)	$382,314,572	$1,160,294,423

See accompanying notes to the financial statements.

20

GMO International Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$6.63		$4.20		$9.29		$12.22		$14.93	$17.84
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.08		0.20		0.24		0.25	0.34
Net realized and unrealized gain (loss)	(0.13	)(a)	2.50		(4.78)		(0.34)		2.68	3.44
Total from investment operations	(0.04)		2.58		(4.58)		(0.10)		2.93	3.78
Less distributions to shareholders:
From net investment income	(0.13)		(0.15)		(0.13)		(0.51)		(0.33)	(0.44)
From net realized gains	—		—		(0.38)		(2.32)		(5.31)	(6.25)
Total distributions	(0.13)		(0.15)		(0.51)		(2.83)		(5.64)	(6.69)
Net asset value, end of period	$6.46		$6.63		$4.20		$9.29		$12.22	$14.93
Total Return(b)	(0.66	)%**	61.64%		(51.47)%		(2.04)%		23.35%	25.77%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$382,315		$1,160,294		$386,816		$679,536		$856,471	$986,602
Net expenses to average daily net assets	0.76	%*(c)	0.75	%(c)	0.75	%(d)	0.76	%(d)	0.75%	0.75%
Net investment income (loss) to average daily net assets	2.57	%*	1.17%		2.89%		1.98%		1.79%	2.01%
Portfolio turnover rate	18	%**	58%		64%		72%		48%	49%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.09%		0.12%		0.13%		0.09%	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.04		$0.02		$0.01		$0.04		$0.03	$0.07

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  The net expense ratio does not include the effect of expense reductions, except for reimbursements related to securities lending transactions. (Note 2)

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE Small Cap Index (Europe, Australasia, and Far East). The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in non-U.S. small companies. Non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies ("Non-U.S. Companies"). Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies, are considered by the Manager to be "small companies." A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities.

Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For purposes of the Fund's investments, the term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select individual equity investments, countries, and currencies. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). In selecting countries in which to invest and determining the Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

22

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010,

23

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented less than 0.1% of net assets. The Fund classifies such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 92.0% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: With respect to certain securities for which no current market or bid prices were available, the Fund valued those securities at the most recent available market or bid price.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$16,457,174	$—	$16,457,174
Austria	—	2,035,410	—	2,035,410
Belgium	—	9,554,036	—	9,554,036

24

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Canada	$13,075,158	$—	$—	$13,075,158
Denmark	—	3,607,609	—	3,607,609
Finland	—	9,205,839	—	9,205,839
France	—	8,936,749	—	8,936,749
Germany	—	16,665,019	—	16,665,019
Greece	—	2,237,775	—	2,237,775
Hong Kong	—	12,154,714	—	12,154,714
Ireland	—	15,836,564	—	15,836,564
Israel	258,301	—	—	258,301
Italy	—	9,954,070	—	9,954,070
Japan	—	107,230,166	—	107,230,166
Luxembourg	1,040,185	—	—	1,040,185
Netherlands	764,391	11,479,777	—	12,244,168
Norway	—	6,069,019	—	6,069,019
Singapore	779,557	16,846,043	—	17,625,600
Sweden	—	18,145,910	8,824	18,154,734
Switzerland	—	2,216,774	—	2,216,774
United Kingdom	—	74,458,827	—	74,458,827
TOTAL COMMON STOCKS	15,917,592	343,091,475	8,824	359,017,891
Preferred Stocks
Germany	—	7,976,461	—	7,976,461
TOTAL PREFERRED STOCKS	—	7,976,461	—	7,976,461
Rights and Warrants
France	—	18,937	—	18,937
Singapore	—	1,125	—	1,125
TOTAL RIGHTS AND WARRANTS	—	20,062	—	20,062
Short-Term Investments	9,835,452	—	—	9,835,452
Total Investments	25,753,044	351,087,998	8,824	376,849,866

25

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign Exchange Risk	$—	$830,626	$—	$830,626
Futures Contracts Equity Risk	—	411,450	—	411,450
Total Derivatives	—	1,242,076	—	1,242,076
Total	$25,753,044	$352,330,074	$8,824	$378,091,942

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign Exchange Risk	$—	$(485,635)	$—	$(485,635)
Futures Contracts Equity Risk	(164,279)	(499,345)	—	(663,624)
Total Derivatives	(164,279)	(984,980)	—	(1,149,259)
Total	$(164,279)	$(984,980)	$—	$(1,149,259)

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was less than 0.1% of total net assets.

26

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer in to Level 3*	Transfer out of Level 3*	Balances as of August 31, 2010
Common Stocks
Japan	$4,311,461	$(4,755,079)	$—	$—	$443,618	$—	$—	$—
Sweden	9,148	—	—	—	(324)	—	—	8,824
Total	$4,320,609	$(4,755,079)	$—	$—	$443,294	$—	$—	$8,824

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginnning of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

27

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $5,354,054.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(16,328,991)
2/28/2018	(100,330,406)
Total	$(116,659,397)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$406,344,715	$30,018,710	$(59,513,559)	$(29,494,849)

28

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

29

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Smaller Company Risk — The securities of small companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

30

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind. These risks are particularly pronounced for the Fund because it makes equity investments in small companies and may make investments in companies tied economically to emerging countries.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

31

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default)

32

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

33

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a

34

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. As of August 31, 2010, futures contracts representing (0.1)% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified using Level 2 inputs in the table above. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

35

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. Rights and warrants held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

37

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (rights and warrants)	$—	$—	$—	$20,062	$—	$20,062
Unrealized appreciation on futures contracts*	—	—	—	411,450	—	411,450
Unrealized appreciation on forward currency contracts	—	830,626	—	—	—	830,626
Total	$—	$830,626	$—	$431,512	$—	$1,262,138
Liabilities:
Unrealized depreciation on futures contracts*	$—	$—	$—	$(663,624)	$—	$(663,624)
Unrealized depreciation on forward currency contracts	—	(485,635)	—	—	—	(485,635)
Total	$—	$(485,635)	$—	$(663,624)	$—	$(1,149,259)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$(2,068,794)	$—	$(2,068,794)
Forward currency contracts	—	853,219	—	—	—	853,219
Total	$—	$853,219	$—	$(2,068,794)	$—	$(1,215,575)
Change in Unrealized Appreciation (Depreciation) on:
Investments (rights and warrants)	$—	$—	$—	$2,640	$—	$2,640
Futures contracts	—	—	—	2,228,145	—	2,228,145
Forward currency contracts	—	1,925,451	—	—	—	1,925,451
Total	$—	$1,925,451	$—	$2,230,785	$—	$4,156,236

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for

38

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, and rights and warrants) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Rights/Warrants
Average amount outstanding	$374,046,491	89,502,749	19,349

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.60% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

39

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $8,534 and $3,152, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $124,963,045 and $869,692,442, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 42.51% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 2.62% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 3.00% of the Fund's shares were held by accounts for which the Manager had investment discretion.

40

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,295,180	$16,362,222	94,444,920	$574,278,622
Shares issued to shareholders in reinvestment of distributions	1,953,845	12,948,676	3,299,206	21,330,532
Shares repurchased	(119,976,361)	(814,996,760)	(14,875,294)	(99,131,705)
Purchase premiums	—	70,902	—	2,786,254
Redemption fees	—	4,063,632	—	392,398
Net increase (decrease)	(115,727,336)	$(781,551,328)	82,868,832	$499,656,101

41

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

42

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

43

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

44

GMO International Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.76%	$1,000.00	$993.40	$3.82
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

45

GMO Quality Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Quality Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.3%
Short-Term Investments	2.7
Mutual Funds	0.3
Other	1.7
100.0%
Country Summary	% of Equity Investments*
United States	86.2%
Switzerland	5.9
United Kingdom	3.0
France	2.7
Netherlands	0.8
Belgium	0.7
Japan	0.7
100.0%
Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	23.6%
Software & Services	20.3
Food, Beverage & Tobacco	17.2
Energy	9.0
Technology Hardware & Equipment	7.5
Food & Staples Retailing	6.5
Household & Personal Products	5.9
Health Care Equipment & Services	5.0
Capital Goods	1.7
Consumer Durables & Apparel	1.1
Consumer Services	1.1
Telecommunication Services	0.7
Retailing	0.4
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Quality Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.3%
	Capital Goods — 1.6%
1,666,200	3M Co.	130,880,010
3,420	Lockheed Martin Corp.	237,759
1,331,100	United Technologies Corp.	86,801,031
	Total Capital Goods	217,918,800
	Consumer Durables & Apparel — 1.1%
2,021,800	Nike, Inc.-Class B	141,526,000
	Consumer Services — 1.0%
1,925,200	McDonald's Corp.	140,655,112
	Energy — 8.6%
11,302,711	BP Plc	65,230,683
3,111,300	Chevron Corp.	230,734,008
8,297,800	Exxon Mobil Corp.	490,897,848
5,815,469	Royal Dutch Shell Group-Class A	154,015,936
5,055,602	Total SA	235,158,235
	Total Energy	1,176,036,710
	Food & Staples Retailing — 6.3%
356,200	Costco Wholesale Corp.	20,143,110
676,300	CVS Caremark Corp.	18,260,100
65,200	Kroger Co. (The)	1,286,396
2,324,100	Sysco Corp.	63,889,509
4,492,100	Walgreen Co.	120,747,648
12,509,800	Wal-Mart Stores, Inc.	627,241,372
	Total Food & Staples Retailing	851,568,135
	Food, Beverage & Tobacco — 16.4%
6,118,600	Altria Group, Inc.	136,567,152
1,706,725	Anheuser-Busch InBev NV	88,400,268
206,100	Brown-Forman Corp.-Class B	12,631,869

See accompanying notes to the financial statements.

2

GMO Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
496,800	Campbell Soup Co.	18,510,768
10,209,900	Coca-Cola Co. (The)	570,937,608
1,324,400	General Mills, Inc.	47,890,304
367,700	Hansen Natural Corp. *	16,561,208
319,700	Hershey Co. (The)	14,856,459
408,900	HJ Heinz Co.	18,907,536
824,400	Kellogg Co.	40,956,192
1,175,400	Kraft Foods, Inc.-Class A	35,203,230
395,500	Lorillard, Inc.	30,061,955
7,792,762	Nestle SA	402,852,767
6,743,800	PepsiCo, Inc.	432,817,084
4,655,600	Philip Morris International, Inc.	239,484,064
324,200	Reynolds American, Inc.	17,681,868
3,911,978	Unilever NV	104,393,293
	Total Food, Beverage & Tobacco	2,228,713,625
	Health Care Equipment & Services — 4.7%
1,722,700	Baxter International, Inc.	73,318,112
2,624,380	Express Scripts, Inc. *	111,798,588
294,200	Henry Schein, Inc. *	15,533,760
311,100	Laboratory Corp. of America Holdings *	22,592,082
4,534,030	Medtronic, Inc.	142,731,264
1,077,500	Quest Diagnostics, Inc.	46,871,250
4,400	Stryker Corp.	190,036
4,640,294	UnitedHealth Group, Inc.	147,190,126
753,700	WellPoint, Inc. *	37,443,816
1,002,200	Zimmer Holdings, Inc. *	47,273,774
	Total Health Care Equipment & Services	644,942,808
	Household & Personal Products — 5.6%
854,500	Avon Products, Inc.	24,865,950
293,000	Church & Dwight Co., Inc.	17,940,390
392,100	Clorox Co.	25,415,922
2,285,900	Colgate-Palmolive Co.	168,790,856

See accompanying notes to the financial statements.

3

GMO Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Household & Personal Products — continued
300,500	Estee Lauder Cos. (The), Inc.-Class A	16,849,035
886,300	Kimberly-Clark Corp.	57,077,720
7,565,300	Procter & Gamble Co. (The)	451,421,451
	Total Household & Personal Products	762,361,324
	Pharmaceuticals, Biotechnology & Life Sciences — 22.5%
6,269,805	Abbott Laboratories	309,352,179
3,350,360	Amgen, Inc. *	171,002,374
2,245,800	Bristol-Myers Squibb Co.	58,570,464
189,100	Covance, Inc. *	7,172,563
2,470,800	Gilead Sciences, Inc. *	78,719,688
9,291,694	GlaxoSmithKline Plc	173,396,010
12,731,700	Johnson & Johnson	725,961,534
11,196,500	Merck & Co., Inc.	393,668,940
3,760,881	Novartis AG (Registered)	197,151,683
39,690,648	Pfizer, Inc.	632,272,023
1,250,635	Roche Holding AG	169,648,073
1,892,692	Sanofi-Aventis	108,349,595
1,011,500	Thermo Fisher Scientific, Inc. *	42,604,380
	Total Pharmaceuticals, Biotechnology & Life Sciences	3,067,869,506
	Retailing — 0.4%
65,740	AutoZone, Inc. *	13,790,937
1,417,400	Home Depot, Inc.	39,417,894
	Total Retailing	53,208,831
	Software & Services — 19.3%
2,064,073	eBay, Inc. *	47,969,057
939,710	Google, Inc.-Class A *	422,888,294
2,290,040	International Business Machines Corp.	282,201,629
640,850	MasterCard, Inc.-Class A	127,119,006
32,286,900	Microsoft Corp.	758,096,412
35,068,300	Oracle Corp.	767,294,404
3,276,000	Visa, Inc.-Class A	225,978,480
	Total Software & Services	2,631,547,282

See accompanying notes to the financial statements.

4

GMO Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — 7.1%
1,272,960	Apple, Inc. *	309,800,275
16,794,900	Cisco Systems, Inc. *	336,737,745
2,425,500	Hewlett-Packard Co.	93,333,240
6,055,900	Qualcomm, Inc.	232,001,529
	Total Technology Hardware & Equipment	971,872,789
	Telecommunication Services — 0.7%
59,721	Frontier Communications Corp.	461,643
56,203	NTT Docomo Inc	95,237,351
	Total Telecommunication Services	95,698,994
	TOTAL COMMON STOCKS (COST $12,911,187,446)	12,983,919,916
	MUTUAL FUNDS — 0.3%
	Affiliated Issuers — 0.3%
1,406,282	GMO U.S. Treasury Fund	35,157,039
	TOTAL MUTUAL FUNDS (COST $35,163,133)	35,157,039
	SHORT-TERM INVESTMENTS — 2.7%
	Money Market Funds — 0.7%
25,563,974	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	25,563,974
71,015,169	State Street Institutional Treasury Money Market Fund-Institutional Class	71,015,169
	Total Money Market Funds (COST $96,579,143)	96,579,143

See accompanying notes to the financial statements.

5

GMO Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — 2.0%
5,000,000	U.S. Treasury Bill, 0.19%, due 05/05/11 (a)	4,993,680
140,000,000	U.S. Treasury Bill, 0.15%, due 01/13/11 (a)	139,920,760
129,000,000	U.S. Treasury Bill, 0.13%, due 09/16/10 (a)	128,992,493
	Total U.S. Government (COST $273,820,271)	273,906,933
	TOTAL SHORT-TERM INVESTMENTS (COST $370,399,414)	370,486,076
	TOTAL INVESTMENTS — 98.3% (Cost $13,316,749,993)	13,389,563,031
	Other Assets and Liabilities (net) — 1.7%	228,825,558
	TOTAL NET ASSETS — 100.0%	$13,618,388,589

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

6

GMO Quality Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $13,281,586,860) (Note 2)	$13,354,405,992
Investments in affiliated issuers, at value (cost $35,163,133) (Notes 2 and 10)	35,157,039
Foreign currency, at value (cost $39,291) (Note 2)	39,655
Cash	148,908,178
Receivable for Fund shares sold	44,936,500
Dividends and interest receivable	40,914,232
Foreign taxes receivable	5,550,639
Receivable for expenses reimbursed by Manager (Note 5)	215,047
Total assets	13,630,127,282
Liabilities:
Payable for investments purchased	3,640
Payable for Fund shares repurchased	6,035,392
Payable to affiliate for (Note 5):
Management fee	3,913,219
Shareholder service fee	1,054,165
Trustees and Chief Compliance Officer of GMO Trust fees	26,434
Accrued expenses	705,843
Total liabilities	11,738,693
Net assets	$13,618,388,589

See accompanying notes to the financial statements.

7

GMO Quality Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$14,993,528,676
Accumulated undistributed net investment income	43,224,928
Accumulated net realized loss	(1,491,348,035)
Net unrealized appreciation	72,983,020
$13,618,388,589
Net assets attributable to:
Class III shares	$4,075,117,800
Class IV shares	$1,228,363,607
Class V shares	$459,640,132
Class VI shares	$7,855,267,050
Shares outstanding:
Class III	231,926,933
Class IV	69,854,759
Class V	26,155,197
Class VI	446,940,002
Net asset value per share:
Class III	$17.57
Class IV	$17.58
Class V	$17.57
Class VI	$17.58

See accompanying notes to the financial statements.

8

GMO Quality Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $6,683,433)	$182,592,231
Interest	515,300
Dividends from affiliated issuers (Note 10)	6,029
Total investment income	183,113,560
Expenses:
Management fee (Note 5)	23,837,607
Shareholder service fee – Class III (Note 5)	3,133,521
Shareholder service fee – Class IV (Note 5)	672,391
Shareholder service fee – Class V (Note 5)	212,317
Shareholder service fee – Class VI (Note 5)	2,334,390
Custodian, fund accounting agent and transfer agent fees	777,768
Legal fees	359,720
Trustees fees and related expenses (Note 5)	158,711
Audit and tax fees	28,704
Registration fees	22,080
Miscellaneous	123,740
Total expenses	31,660,949
Fees and expenses reimbursed by Manager (Note 5)	(1,256,628)
Expense reductions (Note 2)	(95,955)
Net expenses	30,308,366
Net investment income (loss)	152,805,194
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(68,190,620)
Realized gains distributions from affiliated issuers (Note 10)	2,105
Closed futures contracts	5,961,804
Foreign currency, forward contracts and foreign currency related transactions	(227,774)
Net realized gain (loss)	(62,454,485)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,004,431,772)
Investments in affiliated issuers	(6,094)
Open futures contracts	(3,683,478)
Foreign currency, forward contracts and foreign currency related transactions	334,043
Net unrealized gain (loss)	(1,007,787,301)
Net realized and unrealized gain (loss)	(1,070,241,786)
Net increase (decrease) in net assets resulting from operations	$(917,436,592)

See accompanying notes to the financial statements.

9

GMO Quality Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$152,805,194	$239,488,127
Net realized gain (loss)	(62,454,485)	(601,565,636)
Change in net unrealized appreciation (depreciation)	(1,007,787,301)	3,858,807,964
Net increase (decrease) in net assets from operations	(917,436,592)	3,496,730,455
Distributions to shareholders from:
Net investment income
Class III	(43,690,838)	(59,989,429)
Class IV	(13,106,179)	(20,318,942)
Class V	(5,331,232)	(15,664,829)
Class VI	(91,079,278)	(144,439,979)
Total distributions from net investment income	(153,207,527)	(240,413,179)
Net share transactions (Note 9):
Class III	257,333,598	1,362,907,650
Class IV	214,839,021	54,048,273
Class V	(56,663,002)	(308,484,902)
Class VI	(685,569,874)	1,942,824,568
Increase (decrease) in net assets resulting from net share transactions	(270,060,257)	3,051,295,589
Total increase (decrease) in net assets	(1,340,704,376)	6,307,612,865
Net assets:
Beginning of period	14,959,092,965	8,651,480,100
End of period (including accumulated undistributed net investment income of $43,224,928 and $43,627,261, respectively)	$13,618,388,589	$14,959,092,965

See accompanying notes to the financial statements.

10

GMO Quality Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$18.99		$14.17		$20.56		$21.78		$20.81	$20.03
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.33		0.37		0.39		0.35	0.32
Net realized and unrealized gain (loss)	(1.42)		4.83		(6.30)		(0.70)		1.12	0.72
Total from investment operations	(1.23)		5.16		(5.93)		(0.31)		1.47	1.04
Less distributions to shareholders:
From net investment income	(0.19)		(0.34)		(0.34)		(0.36)		(0.34)	(0.22)
From net realized gains	—		—		(0.12)		(0.55)		(0.16)	(0.04)
Total distributions	(0.19)		(0.34)		(0.46)		(0.91)		(0.50)	(0.26)
Net asset value, end of period	$17.57		$18.99		$14.17		$20.56		$21.78	$20.81
Total Return(a)	(6.49	)%**	36.73%		(29.37)%		(1.76)%		7.18%	5.28%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,075,118		$4,119,119		$1,952,579		$2,003,758		$1,575,300	$1,108,088
Net expenses to average daily net assets	0.48	%(b)(c)*	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%	0.48%
Net investment income (loss) to average daily net assets	2.04	%*	1.88%		2.03%		1.74%		1.64%	1.58%
Portfolio turnover rate	18	%**	28%		36%		46%		50%	52%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%		0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Quality Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$19.01		$14.19		$20.57		$21.80		$20.82	$20.03
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.34		0.39		0.40		0.37	0.32
Net realized and unrealized gain (loss)	(1.43)		4.83		(6.30)		(0.71)		1.11	0.74
Total from investment operations	(1.23)		5.17		(5.91)		(0.31)		1.48	1.06
Less distributions to shareholders:
From net investment income	(0.20)		(0.35)		(0.35)		(0.37)		(0.34)	(0.23)
From net realized gains	—		—		(0.12)		(0.55)		(0.16)	(0.04)
Total distributions	(0.20)		(0.35)		(0.47)		(0.92)		(0.50)	(0.27)
Net asset value, end of period	$17.58		$19.01		$14.19		$20.57		$21.80	$20.82
Total Return(a)	(6.52	)%**	36.73%		(29.27)%		(1.77)%		7.19%	5.37%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,228,364		$1,132,006		$787,276		$432,046		$800,458	$2,005,417
Net expenses to average daily net assets	0.44	%(b)(c)*	0.44	%(b)	0.44	%(b)	0.44	%(b)	0.44%	0.44%
Net investment income (loss) to average daily net assets	2.11	%*	1.97%		2.11%		1.78%		1.79%	1.62%
Portfolio turnover rate	18	%**	28%		36%		46%		50%	52%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%		0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Quality Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007(a)
Net asset value, beginning of period	$19.00		$14.17		$20.56		$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.34		0.39		0.41		0.07
Net realized and unrealized gain (loss)	(1.43)		4.84		(6.30)		(0.72)		0.04
Total from investment operations	(1.23)		5.18		(5.91)		(0.31)		0.11
Less distributions to shareholders:
From net investment income	(0.20)		(0.35)		(0.36)		(0.37)		(0.09)
From net realized gains	—		—		(0.12)		(0.55)		(0.14)
Total distributions	(0.20)		(0.35)		(0.48)		(0.92)		(0.23)
Net asset value, end of period	$17.57		$19.00		$14.17		$20.56		$21.79
Total Return(b)	(6.52	)%**	36.87%		(29.31)%		(1.75)%		0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$459,640		$551,272		$637,834		$663,616		$259,430
Net expenses to average daily net assets	0.42	%(c)(d)*	0.42	%(c)	0.42	%(c)	0.42	%(c)	0.42	%*
Net investment income (loss) to average daily net assets	2.11	%*	1.98%		2.11%		1.83%		1.40	%*
Portfolio turnover rate	18	%**	28%		36%		46%		50	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%		0.02	%*

(a)  Period from December 8, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO Quality Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007(a)
Net asset value, beginning of period	$19.00		$14.18		$20.57		$21.79		$21.91
Income (loss) from investment operations:
Net investment income (loss)†	0.20		0.35		0.40		0.41		0.07
Net realized and unrealized gain (loss)	(1.42)		4.82		(6.31)		(0.70)		0.04
Total from investment operations	(1.22)		5.17		(5.91)		(0.29)		0.11
Less distributions to shareholders:
From net investment income	(0.20)		(0.35)		(0.36)		(0.38)		(0.09)
From net realized gains	—		—		(0.12)		(0.55)		(0.14)
Total distributions	(0.20)		(0.35)		(0.48)		(0.93)		(0.23)
Net asset value, end of period	$17.58		$19.00		$14.18		$20.57		$21.79
Total Return(b)	(6.45	)%**	36.81%		(29.28)%		(1.67)%		0.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,855,267		$9,156,696		$5,273,791		$5,237,363		$2,588,116
Net expenses to average daily net assets	0.39	%(c)(d)*	0.39	%(c)	0.39	%(c)	0.39	%(c)	0.39	%*
Net investment income (loss) to average daily net assets	2.15	%*	2.00%		2.16%		1.84%		1.43	%*
Portfolio turnover rate	18	%**	28%		36%		46%		50	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.02%		0.02%		0.02	%*

(a)  Period from December 8, 2006 (commencement of operations) through February 28, 2007.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Quality Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return. The Fund seeks to achieve its investment objective through investment in equities the Manager believes to be of high quality. The Fund is permitted to make equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to any country in the world, including emerging countries. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and fundamental investment analysis to evaluate a company's quality based on several factors, including, but not limited to, expected earnings volatility (as measured by the volatility of profitability), profits (return on equity), and operational and financial leverage (fixed operating costs and total outstanding debt, each in relation to equity and revenues). The Manager selects equity investments it believes are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value) and/or equity investments it believes have improving fundamentals. The Manager also uses proprietary techniques to adjust the Fund's portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Fund may hold fewer than 100 stocks. The Fund does not seek to control risk relative to the S&P 500 Index, MSCI ACWI (All Country World Index) Index, or any other securities market index or benchmark. The Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. To the extent the Fund takes temporary defensive positions or holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may

15

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund.

Throughout the period ended August 31, 2010, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Each class of shares bears a different shareholder service fee.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of

16

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

August 31, 2010, 13.2% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Belgium	$—	$88,400,268	$—	$88,400,268
France	—	343,507,830	—	343,507,830
Japan	—	95,237,351	—	95,237,351
Netherlands	—	104,393,293	—	104,393,293
Switzerland	—	769,652,523	—	769,652,523
United Kingdom	—	392,642,629	—	392,642,629
United States	11,190,086,022	—	—	11,190,086,022
TOTAL COMMON STOCKS	11,190,086,022	1,793,833,894	—	12,983,919,916
Mutual Funds	35,157,039	—	—	35,157,039
Short-Term Investments	241,493,583	128,992,493	—	370,486,076
Total Investments	11,466,736,644	1,922,826,387	—	13,389,563,031
Total	$11,466,736,644	$1,922,826,387	$—	$13,389,563,031

17

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

18

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $1,393,102.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(288,464,155)
2/28/2018	(768,120,457)
Total	$(1,056,584,612)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$13,734,987,922	$179,986,858	$(525,411,749)	$(345,424,891)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in

19

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not

20

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Focused Investment Risk — Focusing investments in a limited number of companies or in industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which invests its assets in the securities of a limited number of issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk);

21

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). In addition, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

22

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

23

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able

24

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

25

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying

26

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

27

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$5,961,804	$—	$5,961,804
Total	$—	$—	$—	$5,961,804	$—	$5,961,804
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$(3,683,478)	$—	$(3,683,478)
Total	$—	$—	$—	$(3,683,478)	$—	$(3,683,478)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$79,849,139

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.33% of the Fund's average daily net assets (the "Expense Reimbursement

28

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $158,711 and $55,384, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $2,565,254,975 and $2,448,376,060, respectively.

29

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 14.50% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.38% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 49.33% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	45,762,283	$845,715,191	116,087,050	$2,035,385,872
Shares issued to shareholders in reinvestment of distributions	1,937,716	35,372,228	2,495,465	42,683,158
Shares repurchased	(32,625,967)	(623,753,821)	(39,478,429)	(715,161,380)
Net increase (decrease)	15,074,032	$257,333,598	79,104,086	$1,362,907,650

30

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	22,528,252	$443,384,683	44,492,727	$807,256,064
Shares issued to shareholders in reinvestment of distributions	359,203	6,514,294	740,360	12,567,875
Shares repurchased	(12,582,486)	(235,059,956)	(41,182,732)	(765,775,666)
Net increase (decrease)	10,304,969	$214,839,021	4,050,355	$54,048,273
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class V:	Shares	Amount	Shares	Amount
Shares sold	693,310	$12,775,624	30,547,955	$534,053,652
Shares issued to shareholders in reinvestment of distributions	259,588	4,761,374	934,051	15,664,829
Shares repurchased	(3,817,401)	(74,200,000)	(47,461,206)	(858,203,383)
Net increase (decrease)	(2,864,503)	$(56,663,002)	(15,979,200)	$(308,484,902)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	35,853,079	$645,519,486	164,246,691	$2,819,414,264
Shares issued to shareholders in reinvestment of distributions	4,733,094	86,753,154	8,104,048	138,203,820
Shares repurchased	(75,584,325)	(1,417,842,514)	(62,414,874)	(1,014,793,516)
Net increase (decrease)	(34,998,152)	$(685,569,874)	109,935,865	$1,942,824,568

31

GMO Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$35,163,133	$—	$6,029	$2,105	$35,157,039
Totals	$—	$35,163,133	$—	$6,029	$2,105	$35,157,039

32

GMO Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

33

GMO Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

34

GMO Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

35

GMO Quality Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

GMO Quality Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.48%	$1,000.00	$935.10	$2.34
2	) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45
Class IV
1	) Actual	0.44%	$1,000.00	$934.80	$2.15
2	) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24
Class V
1	) Actual	0.42%	$1,000.00	$934.80	$2.05
2	) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14
Class VI
1	) Actual	0.39%	$1,000.00	$935.50	$1.90
2	) Hypothetical	0.39%	$1,000.00	$1,023.24	$1.99

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expense incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

37

GMO Real Estate Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	1.0
Short-Term Investments	0.5
Other	(0.2)
100.0%
Industry Summary	% of REIT Investments
Specialized	28.0%
Retail	25.7
Residential	16.9
Office	16.7
Diversified	8.3
Industrial	4.4
100.0%

1

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 98.7%
	REAL ESTATE INVESTMENT TRUSTS — 98.7%
	Diversified — 8.2%
2,500	CapLease, Inc.	12,850
3,200	Colonial Properties Trust	50,752
800	Investors Real Estate Trust	6,560
4,600	Liberty Property Trust	139,702
700	PS Business Parks, Inc.	39,389
9,546	Vornado Realty Trust	773,799
900	Washington Real Estate Investment Trust	27,576
1,300	Winthrop Realty Trust	17,810
	Total Diversified	1,068,438
	Industrial — 4.4%
8,200	AMB Property Corp.	195,078
2,800	DCT Industrial Trust, Inc.	12,964
2,400	DuPont Fabros Technology, Inc.	59,304
1,500	EastGroup Properties, Inc.	52,875
2,000	First Industrial Realty Trust, Inc. *	8,500
22,538	ProLogis	244,537
	Total Industrial	573,258
	Office — 16.5%
3,170	Alexandria Real Estate Equities, Inc.	219,903
7,200	BioMed Realty Trust, Inc.	123,048
8,400	Boston Properties, Inc.	683,760
4,289	Brandywine Realty Trust	47,136
4,225	CommonWealth REIT	101,907
1,000	Corporate Office Properties Trust	36,100
3,300	Digital Realty Trust, Inc.	195,591
4,800	Douglas Emmett, Inc.	77,376
2,200	Duke Realty Corp.	24,662
2,900	Franklin Street Properties Corp.	34,017
1,200	Government Properties Income Trust	30,804
2,600	Highwoods Properties, Inc.	81,328

See accompanying notes to the financial statements.

2

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Office — continued
2,600	Kilroy Realty Corp.	80,886
4,608	Lexington Realty Trust	30,735
3,900	Mack-Cali Realty Corp.	120,315
4,523	SL Green Realty Corp.	272,647
	Total Office	2,160,215
	Residential — 16.6%
800	American Campus Communities, Inc.	23,832
5,886	Apartment Investment & Management Co.-Class A	120,310
5,283	AvalonBay Communities, Inc.	555,877
4,000	BRE Properties, Inc.	163,520
3,200	Camden Property Trust	146,432
3,100	Education Realty Trust, Inc.	21,204
1,000	Equity Lifestyle Properties, Inc.	51,730
13,400	Equity Residential	614,122
890	Essex Property Trust, Inc.	94,135
1,200	Home Properties, Inc.	60,600
1,600	Mid-America Apartment Communities, Inc.	90,352
2,500	Post Properties, Inc.	63,500
1,000	Sun Communities, Inc.	28,610
6,781	UDR, Inc.	139,553
	Total Residential	2,173,777
	Retail — 25.3%
3,184	Acadia Realty Trust	57,121
70	Alexander's, Inc.	21,319
7,731	CBL & Associates Properties, Inc.	94,318
11,197	Developers Diversified Realty Corp.	116,001
2,200	Equity One, Inc.	35,178
2,300	Federal Realty Investment Trust	182,367
1,300	Getty Realty Corp.	32,279
18,258	Kimco Realty Corp.	272,227
7,396	Macerich Co. (The)	306,342
3,400	National Retail Properties, Inc.	82,824
3,300	Ramco-Gershenson Properties Trust	34,452

See accompanying notes to the financial statements.

3

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retail — continued
3,700	Realty Income Corp.	120,583
1,200	Regency Centers Corp.	43,752
900	Saul Centers, Inc.	37,206
17,803	Simon Property Group, Inc.	1,610,281
3,000	Taubman Centers, Inc.	124,470
1,000	Urstadt Biddle Properties, Inc.	18,360
5,900	Weingarten Realty Investors	119,062
	Total Retail	3,308,142
	Specialized — 27.7%
6,611	DiamondRock Hospitality Co. *	57,912
3,300	Entertainment Properties Trust	142,197
4,300	Extra Space Storage, Inc.	65,747
15,300	HCP, Inc.	538,866
3,500	Health Care, Inc.	160,790
1,200	Healthcare Realty Trust, Inc.	28,092
8,300	Hospitality Properties Trust	162,265
39,737	Host Hotels & Resorts, Inc.	521,747
3,200	LaSalle Hotel Properties	67,424
1,200	LTC Properties, Inc.	29,616
8,900	Medical Properties Trust, Inc.	87,576
1,400	National Health Investors, Inc.	58,688
5,600	Nationwide Health Properties, Inc.	215,432
4,100	Omega Healthcare Investors, Inc.	87,945
5,554	Public Storage	544,403
8,200	Senior Housing Properties Trust	192,700
1,400	Sovran Self Storage, Inc.	52,878
8,200	Sunstone Hotel Investors, Inc. *	70,274
800	Universal Health Realty Income Trust	25,448
10,000	Ventas, Inc.	505,100
	Total Specialized	3,615,100
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $11,683,044)	12,898,930
	TOTAL REAL ESTATE INVESTMENTS (COST $11,683,044)	12,898,930

See accompanying notes to the financial statements.

4

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 1.0%
	Affiliated Issuers — 1.0%
5,282	GMO U.S. Treasury Fund	132,043
	TOTAL MUTUAL FUNDS (COST $132,080)	132,043
	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
65,533	State Street Institutional Treasury Money Market Fund-Institutional Class	65,533
	TOTAL SHORT-TERM INVESTMENTS (COST $65,533)	65,533
	TOTAL INVESTMENTS — 100.2% (Cost $11,880,657)	13,096,506
	Other Assets and Liabilities (net) — (0.2%)	(22,017)
	TOTAL NET ASSETS — 100.0%	$13,074,489

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

5

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $11,748,577) (Note 2)	$12,964,463
Investments in affiliated issuers, at value (cost $132,080) (Notes 2 and 10)	132,043
Dividends receivable	8,843
Receivable for expenses reimbursed by Manager (Note 5)	5,859
Total assets	13,111,208
Liabilities:
Payable for investments purchased	15
Payable to affiliate for (Note 5):
Management fee	3,680
Shareholder service fee	1,673
Trustees and Chief Compliance Officer of GMO Trust fees	81
Accrued expenses	31,270
Total liabilities	36,719
Net assets	$13,074,489
Net assets consist of:
Paid-in capital	$18,693,540
Accumulated undistributed net investment income	224,863
Accumulated net realized loss	(7,059,763)
Net unrealized appreciation	1,215,849
$13,074,489
Net assets attributable to:
Class III shares	$13,074,489
Shares outstanding:
Class III	1,898,971
Net asset value per share:
Class III	$6.89

See accompanying notes to the financial statements.

6

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends	$268,373
Interest	60
Dividends from affiliated issuers (Note 10)	30
Total investment income	268,463
Expenses:
Management fee (Note 5)	23,223
Shareholder service fee – Class III (Note 5)	10,556
Audit and tax fees	28,704
Custodian, fund accounting agent and transfer agent fees	3,220
Registration fees	1,380
Legal fees	368
Trustees fees and related expenses (Note 5)	163
Miscellaneous	630
Total expenses	68,244
Fees and expenses reimbursed by Manager (Note 5)	(34,253)
Net expenses	33,991
Net investment income (loss)	234,472
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,873,572)
Investments in affiliated issuers	40
Realized gains distributions from affiliated issuers (Note 10)	10
Net realized gain (loss)	(1,873,522)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,538,912
Investments in affiliated issuers	(37)
Net unrealized gain (loss)	3,538,875
Net realized and unrealized gain (loss)	1,665,353
Net increase (decrease) in net assets resulting from operations	$1,899,825

See accompanying notes to the financial statements.

7

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$234,472	$507,169
Net realized gain (loss)	(1,873,522)	(3,620,251)
Change in net unrealized appreciation (depreciation)	3,538,875	10,298,815
Net increase (decrease) in net assets from operations	1,899,825	7,185,733
Distributions to shareholders from:
Net investment income
Class III	(231,694)	(341,015)
Net share transactions (Note 9):
Class III	(2,705,926)	(1,031,843)
Total increase (decrease) in net assets	(1,037,795)	5,812,875
Net assets:
Beginning of period	14,112,284	8,299,409
End of period (including accumulated undistributed net investment income of $224,863 and $222,085, respectively)	$13,074,489	$14,112,284

See accompanying notes to the financial statements.

8

GMO Real Estate Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008	2007	2006
Net asset value, beginning of period	$6.16		$3.34		$7.85		$12.87	$12.27	$14.54
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.21		0.31		0.40	0.38	0.61
Net realized and unrealized gain (loss)	0.74		2.76		(4.40)		(3.29)	2.72	3.24
Total from investment operations	0.85		2.97		(4.09)		(2.89)	3.10	3.85
Less distributions to shareholders:
From net investment income	(0.12)		(0.15)		(0.29)		(0.14)	(0.31)	(0.40)
From net realized gains	—		—		(0.13)		(1.99)	(2.19)	(5.72)
Total distributions	(0.12)		(0.15)		(0.42)		(2.13)	(2.50)	(6.12)
Net asset value, end of period	$6.89		$6.16		$3.34		$7.85	$12.87	$12.27
Total Return(a)	14.10	%**	89.86%		(54.45)%		(24.04)%	29.76%	28.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$13,074		$14,112		$8,299		$19,465	$37,650	$41,391
Net expenses to average daily net assets	0.48	%*(c)	0.48	%(b)	0.48	%(b)	0.48%	0.48%	0.48%
Net investment income (loss) to average daily net assets	3.33	%*	4.18%		4.44%		3.78%	3.24%	3.91%
Portfolio turnover rate	20	%**	34%		29%		49%	43%	52%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.49	%*	0.55%		0.41%		0.22%	0.28%	0.25%

(a)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI U.S. REIT Index. The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest (including both equity and fixed income investments) in real estate or real estate-related investments. The term "real estate-related investment" includes REITs and companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select investments for the Fund. The Manager selects investments it believes (i) are undervalued (e.g., investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

10

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

11

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$12,898,930	$—	$—	$12,898,930
Mutual Funds	132,043	—	—	132,043
Short-Term Investments	65,533	—	—	65,533
Total Investments	13,096,506	—	—	13,096,506
Total	$13,096,506	$—	$—	$13,096,506

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

12

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010, post-October capital losses of $740,915.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(517,045)
2/28/2018	(3,096,414)
Total	$(3,613,459)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$12,909,385	$880,422	$(693,301)	$187,121

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in

13

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions paid by real estate investment trusts ("REITs") in excess of their income are recorded as reductions of the cost of the related investments which increases/decreases the unrealized/realized gains/losses as applicable. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment

14

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

company under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Real Estate Risk — Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in particular markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates and social and economic trends. REITs are subject to the risk of fluctuations in income from underlying real estate assets, the inability of the REIT to effectively manage the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act.

• Focused Investment Risk — Focusing investments in sectors and industries with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund, which concentrates its investments in real estate-related investments, making the Fund's net asset value more susceptible to economic, market, political, and other developments affecting the real estate industry.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Liquidity Risk (difficulty in selling Fund investments and/or increased likelihood of honoring redemption requests in-kind); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Market Risk — Fixed Income Securities (risk that the value of fixed income securities will decline during periods of rising interest rates and/or widening of credit spreads on asset backed and other fixed income securities); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses

15

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative

16

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

17

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of

18

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the

19

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

20

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.33% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $163 and $50, respectively. The compensation and

21

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $2,777,516 and $5,222,591, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 96.27% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares.

As of August 31, 2010, 1.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 75.96% of the Fund's shares were held by accounts for which the Manager had investment discretion.

22

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,585	$11,119	51,911	$233,590
Shares issued to shareholders in reinvestment of distributions	1,396	8,484	9,026	43,675
Shares repurchased	(395,905)	(2,725,529)	(252,985)	(1,309,108)
Net increase (decrease)	(392,924)	$(2,705,926)	(192,048)	$(1,031,843)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$332,040	$200,000	$30	$10	$132,043
Totals	$—	$332,040	$200,000	$30	$10	$132,043

23

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the

24

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

25

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

26

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,141.00	$2.59
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

27

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	98.9%
Short-Term Investments	1.1
Swaps	0.0
Forward Currency Contracts	0.0
Other	0.0
100.0%
Industry Sector Summary	% of Debt Obligations
Credit Cards	19.7%
Residential Asset-Backed Securities (United States)	15.2
Auto Financing	11.6
CMBS	10.3
Insured Auto Financing	7.3
Residential Mortgage-Backed Securities (European)	7.2
Student Loans	5.3
Insured Other	4.2
Residential Mortgage-Backed Securities (Australian)	4.0
Business Loans	3.6
Corporate Collateralized Debt Obligations	2.3
CMBS Collateralized Debt Obligations	1.9
U.S. Government Agency	1.4
Rate Reduction Bonds	1.4
Insured High Yield Collateralized Debt Obligations	0.8
Insured Time Share	0.7
Insured Residential Asset-Backed Securities (United States)	0.7
Equipment Leases	0.6
Insured Residential Mortgage-Backed Securities (United States)	0.6
Airlines	0.6
Insured Transportation	0.2
Bank Loan Collateralized Debt Obligations	0.1
Time Share	0.1
Residential Mortgage-Backed Securities (United States)	0.1
Insured Business Loans	0.1
Collateralized Loan Obligations	0.0
ABS Collateralized Debt Obligations	0.0
100.0%

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.9%
	Asset-Backed Securities — 97.5%
	ABS Collateralized Debt Obligations — 0.0%
11,200,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, 3 mo. LIBOR + .65%, 1.17%, due 10/20/44	112,000
	Airlines — 0.6%
18,288,397	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.76%, due 05/15/24	8,229,779
5,792,442	Continental Airlines, Inc., Series 99-1A, 6.55%, due 02/02/19	5,879,328
	Total Airlines	14,109,107
	Auto Financing — 11.5%
26,006,947	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.68%, due 02/18/14	26,059,741
5,100,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.63%, due 07/15/14	5,162,169
24,500,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.93%, due 08/15/13	25,009,110
22,300,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	23,421,690
17,400,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.14%, due 11/10/14	17,738,430
9,845,964	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.32%, due 02/15/12	9,842,419
13,700,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.66%, due 07/15/12	13,732,469
31,800,000	Ford Credit Auto Owner Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 2.00%, 2.28%, due 03/15/13	32,453,808
61,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.53%, due 06/15/13	60,390,000
8,400,000	Franklin Auto Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.22%, due 05/20/16	8,484,000
7,540,886	Nissan Auto Lease Trust, Series 08-A, Class A3B, 1 mo. LIBOR + 2.20%, 2.48%, due 07/15/11	7,555,214
15,869,635	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.28%, due 06/17/13	15,850,591

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
17,100,000	Swift Master Auto Receivables Trust, Series 07-2, Class A, 1 mo. LIBOR + .65%, 0.93%, due 10/15/12	17,101,881
12,000,000	Wachovia Auto Owner Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.15%, 1.42%, due 03/20/14	12,141,120
9,430,864	World Omni Auto Receivables Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.28%, due 11/15/12	9,413,757
	Total Auto Financing	284,356,399
	Bank Loan Collateralized Debt Obligations — 0.2%
3,756,520	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.71%, due 06/20/25	3,744,781
	Business Loans — 3.6%
11,925,566	ACAS Business Loan Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .14%, 0.52%, due 08/16/19	10,494,498
2,924,886	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.62%, due 04/25/34	2,310,660
2,312,000	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.63%, due 01/25/35	1,803,360
9,816,027	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.65%, due 01/25/36	6,282,258
8,654,291	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.50%, due 07/25/37	6,382,539
31,200,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.56%, due 12/25/37	25,584,000
2,943,557	Capitalsource Commercial Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .13%, 0.40%, due 03/20/17	2,722,790
2,949,512	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.57%, due 05/15/32	2,595,571
5,484,475	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.52%, due 11/15/33	4,552,114
7,318,003	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/25/30	5,415,322
4,399,742	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 09/25/30	3,167,814
22,320,013	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.11%, due 10/25/37	17,856,011

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
134,534	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, 1 mo. LIBOR + .50%, 0.78%, due 09/15/17	117,717
	Total Business Loans	89,284,654
	CMBS — 10.1%
11,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	12,060,050
18,771,104	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.39%, due 07/15/44	18,543,973
32,300,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.41%, due 12/15/20	23,256,000
23,878,737	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	23,945,597
16,950,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	17,034,750
1,642,515	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 11/05/21	1,552,177
24,391,522	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	24,730,717
5,898,988	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 03/06/20	5,727,328
6,300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.43%, due 03/06/20	5,985,000
6,826,699	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1A, Class A1B, 144A, 1 mo. LIBOR + .12%, 0.40%, due 02/15/20	6,519,497
42,219,139	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	43,126,851
27,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	28,128,600
10,260,597	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	10,433,796
11,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.90%, due 10/15/42	11,601,590
1,044,053	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	1,051,560
20,093,399	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	17,883,125
	Total CMBS	251,580,611

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS Collateralized Debt Obligations — 1.9%
4,398,348	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.14%, due 11/23/52	197,926
9,843,659	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.89%, due 06/28/19	8,367,110
12,842,969	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	8,733,219
16,110,633	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.58%, due 08/26/30	11,760,762
27,100,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.59%, due 05/25/46	18,157,000
	Total CMBS Collateralized Debt Obligations	47,216,017
	Collateralized Loan Obligations — 0.0%
174,497	Archimedes Funding IV (Cayman) Ltd., Series 4A, Class A1, 144A, 3 mo. LIBOR + .48%, 0.80%, due 02/25/13	168,826
	Corporate Collateralized Debt Obligations — 2.3%
34,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.83%, due 06/20/13	27,886,680
22,300,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 0.94%, due 12/20/10	22,072,540
8,400,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, 3 mo. LIBOR + .70%, 1.24%, due 08/01/11	7,483,560
	Total Corporate Collateralized Debt Obligations	57,442,780
	Credit Cards — 19.5%
1,255,986	Advanta Business Card Master Trust, Series 05-A2, Class A2, 1 mo. LIBOR + .13%, 0.40%, due 05/20/13	1,250,334
1,819,277	Advanta Business Card Master Trust, Series 07-A4, Class A4, 1 mo. LIBOR + .03%, 0.30%, due 04/22/13	1,801,084
20,700,000	American Express Credit Account Master Trust, Series 06-1, Class A, 1 mo. LIBOR + .03%, 0.31%, due 12/15/13	20,685,510
10,300,000	American Express Issuance Trust, Series 07-1, Class A, 1 mo. LIBOR + .20%, 0.48%, due 09/15/11	10,301,751
4,200,000	Bank of America Credit Card Trust, Series 06-A12, Class A12, 1 mo. LIBOR + .02%, 0.30%, due 03/15/14	4,193,280

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
	33,750,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.28%, due 09/15/14	34,616,700
	17,875,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.53%, due 06/16/14	17,855,695
	24,800,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, 1 mo. LIBOR + .01%, 0.29%, due 08/15/13	24,791,072
	7,700,000	Capital One Multi-Asset Execution Trust, Series 07-A4, Class A4, 1 mo. LIBOR + .03%, 0.31%, due 03/16/15	7,663,656
	17,500,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, 1 mo. LIBOR + 1.10%, 1.38%, due 03/17/14	17,609,375
	39,000,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.53%, due 09/15/17	38,081,940
	46,600,000	Chase Issuance Trust, Series 05-A6, Class A6, 1 mo. LIBOR + .07%, 0.35%, due 07/15/14	46,505,344
	22,900,000	Chase Issuance Trust, Series 06-A7, Class A, 1 mo. LIBOR + .01%, 0.29%, due 02/15/13	22,890,840
	4,000,000	Chase Issuance Trust, Series 07-A1, Class A1, 1 mo. LIBOR + .02%, 0.30%, due 03/15/13	3,999,560
	11,200,000	Citibank Credit Card Issuance Trust, Series 01-A7, Class A7, 3 mo. LIBOR + .14%, 0.51%, due 08/15/13	11,191,264
EUR	33,200,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, 3 mo. EUR LIBOR + .10%, 0.99%, due 05/24/13	41,896,010
	8,100,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, 1 mo. LIBOR + .07%, 0.33%, due 04/24/14	8,079,831
	11,000,000	Discover Card Master Trust I, Series 05-4, Class A1, 1 mo. LIBOR + .06%, 0.34%, due 06/18/13	10,996,590
	16,400,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.37%, due 06/16/15	16,310,313
	52,700,000	Discover Card Master Trust I, Series 06-2, Class A2, 1 mo. LIBOR + .03%, 0.31%, due 01/16/14	52,573,520
	10,600,000	Discover Card Master Trust I, Series 96-4, Class A, 1 mo. LIBOR + .38%, 0.65%, due 10/16/13	10,606,360
	17,500,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.83%, due 07/15/13	17,508,203
	11,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.43%, due 01/15/14	11,494,480

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
40,300,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.08%, due 05/15/13	40,665,118
10,600,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.41%, due 02/15/17	10,250,836
	Total Credit Cards	483,818,666
	Equipment Leases — 0.6%
14,600,000	CNH Equipment Trust, Series 08-A, Class A4B, 1 mo. LIBOR + 1.95%, 2.23%, due 08/15/14	14,830,680
	Insured Auto Financing — 7.2%
14,941,168	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.34%, due 10/06/13	14,791,756
14,222,167	AmeriCredit Automobile Receivables Trust, Series 07-BF, Class A4, FSA, 1 mo. LIBOR + .05%, 0.35%, due 12/06/13	14,049,652
744,592	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, 1 mo. LIBOR + .03%, 0.33%, due 05/07/12	742,932
12,937,819	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.10%, due 06/06/14	12,880,297
25,400,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.79%, due 03/08/16	25,311,100
11,918,228	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	11,849,792
4,585,809	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, 1 mo. LIBOR + .02%, 0.30%, due 11/15/13	4,563,797
4,083,614	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.79%, due 04/16/12	4,083,695
3,900,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, 1 mo. LIBOR + .25%, 0.51%, due 11/25/11	3,895,430
17,957,023	Santander Drive Auto Receivables Trust, Series 07-1, Class A4, FGIC, 1 mo. LIBOR + .05%, 0.33%, due 09/15/14	17,714,782
17,993,846	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.93%, due 10/15/14	17,914,673
51,300,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.49%, due 07/14/14	51,385,158
	Total Insured Auto Financing	179,183,064

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Business Loans — 0.1%
2,710,924	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.70%, due 10/25/30	1,626,555
	Insured High Yield Collateralized Debt Obligations — 0.8%
16,530,769	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, 3mo. LIBOR +.25%, 0.78%, due 06/30/17 (a)	14,129,283
3,899,681	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, 3 mo. LIBOR + .46%, 0.98%, due 12/16/15	3,529,211
2,790,332	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, 6 mo. LIBOR + .52%, 1.20%, due 05/22/13	2,399,686
	Total Insured High Yield Collateralized Debt Obligations	20,058,180
	Insured Other — 4.1%
24,700,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	24,483,875
45,300,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	44,280,750
11,235,963	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 09/15/41	9,893,353
10,731,004	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 12/15/41	9,490,651
15,114,168	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.78%, due 01/05/14	12,393,618
2,988,000	Toll Road Investment Part II, Series B, 144A, MBIA, Zero Coupon, due 02/15/30	452,413
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,943,833
	Total Insured Other	102,938,493
	Insured Residential Asset-Backed Securities (United States) — 0.6%
2,546,402	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.47%, due 07/25/34	1,868,117
2,947,426	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.64%, due 12/25/33	2,269,518
785,083	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.59%, due 03/25/34	612,365

See accompanying notes to the financial statements.

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) — continued
16,828,690	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.48%, due 11/25/35	11,277,915
	Total Insured Residential Asset-Backed Securities (United States)	16,027,915
	Insured Residential Mortgage-Backed Securities (United States) — 0.6%
514,262	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.60%, due 10/25/34	308,557
1,030,495	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.59%, due 01/25/35	628,602
11,822,909	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.43%, due 06/15/37	5,190,257
6,039,846	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.49%, due 10/25/34	3,071,866
363,690	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.72%, due 07/25/29	181,310
386,722	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.84%, due 08/15/30	192,561
853,827	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.70%, due 06/25/34	486,681
190,184	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.55%, due 12/25/32	80,771
4,773,669	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.45%, due 11/25/35	2,887,592
1,418,527	Wachovia Asset Securitization, Inc., Series 04-HE1, Class A, MBIA, 1 mo. LIBOR + .22%, 0.48%, due 06/25/34	1,214,841
	Total Insured Residential Mortgage-Backed Securities (United States)	14,243,038
	Insured Time Share — 0.7%
1,556,717	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	1,489,583
2,924,897	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	2,746,110
3,170,017	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.42%, due 03/20/19	2,948,116
10,333,585	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	9,747,237
	Total Insured Time Share	16,931,046

See accompanying notes to the financial statements.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Transportation — 0.2%
4,730,000	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.57%, due 04/17/19	4,481,675
	Rate Reduction Bonds — 1.3%
7,955,896	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	8,076,826
24,500,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	25,342,310
	Total Rate Reduction Bonds	33,419,136
	Residential Asset-Backed Securities (United States) — 15.1%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.65%, due 01/25/35	700,173
392,511	Accredited Mortgage Loan Trust, Series 07-1, Class A1, 1 mo. LIBOR + .05%, 0.31%, due 02/25/37	389,174
2,859,395	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.40%, due 02/25/36	365,145
232,427	ACE Securities Corp., Series 06-ASP2, Class A2B, 1 mo. LIBOR + .14%, 0.40%, due 03/25/36	229,243
8,500,000	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.44%, due 03/25/36	5,958,500
6,146,827	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.36%, due 08/25/36	4,625,487
20,300,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.44%, due 10/25/36	7,663,250
11,128,848	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.36%, due 07/25/36	9,542,988
5,900,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 05/25/36	3,111,070
4,673,167	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.35%, due 06/25/36	4,392,777
11,100,000	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 04/25/36	5,522,250
3,944,677	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 09/25/35	972,363
8,043,020	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 06/25/36	977,227

See accompanying notes to the financial statements.

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
9,349,201	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.43%, due 06/25/36	909,677
6,797,273	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.35%, due 01/25/37	3,449,616
4,745,840	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.33%, due 11/25/36	2,574,618
12,135,140	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.46%, due 05/25/37	1,259,628
3,448,275	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 0.78%, due 05/25/34	2,896,551
54,258,087	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 07/25/36	22,279,727
8,219,499	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.37%, due 09/25/36	3,185,056
11,122,972	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.45%, due 03/25/36	4,449,189
311,207	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.37%, due 05/25/36	111,256
8,803,415	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	3,345,298
4,837,461	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.37%, due 10/25/36	4,791,506
10,100,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.41%, due 10/25/36	6,691,250
21,080,092	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.48%, due 05/25/37	17,496,476
5,583,937	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 05/28/39	2,819,888
5,821,552	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	2,168,528
10,580,152	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 02/28/40	6,713,106
3,949,391	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.37%, due 11/25/36	2,828,159
8,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.46%, due 11/25/36	1,755,250
4,028,201	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.42%, due 02/25/37	422,558

See accompanying notes to the financial statements.

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
4,065,334	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.42%, due 01/25/36	3,986,629
2,686,060	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 02/25/37	2,459,625
38,100,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.46%, due 02/25/37	20,722,590
11,200,147	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.42%, due 06/25/36	9,026,311
195,760	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.80%, due 04/25/33	156,608
146,194	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.67%, due 10/25/34	141,421
12,100,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 12/25/36	4,416,500
36,200,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.40%, due 02/25/37	27,265,840
3,647,066	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.34%, due 03/25/37	3,608,772
420,784	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.56%, due 04/25/34	273,509
13,078,298	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 04/25/36	7,920,544
3,950,215	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.46%, due 05/25/36	2,449,133
1,590,305	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.36%, due 08/25/36	922,377
19,925,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 08/25/36	7,073,375
13,902,246	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.41%, due 08/25/36	4,859,808
3,326,576	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.58%, due 01/20/35	2,819,273
2,875,862	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	2,495,709
9,993,422	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.43%, due 01/20/36	8,725,506
29,203,573	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.38%, due 12/25/36	11,068,154

See accompanying notes to the financial statements.

12

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
2,649,764	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.51%, due 10/25/35	2,513,963
4,190,886	Master Asset-Backed Securities Trust, Series 06-AM3, Class A2, 1 mo. LIBOR + .13%, 0.39%, due 10/25/36	4,033,728
20,440,251	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.41%, due 03/25/36	10,220,126
11,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	3,983,250
21,960,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 08/25/36	7,686,000
14,400,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.42%, due 10/25/36	5,184,000
6,223,305	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 03/25/36	801,251
7,003,134	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.38%, due 02/25/37	4,589,154
2,761,735	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.66%, due 08/25/34	2,140,345
32,500,000	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.49%, due 02/25/37	12,918,750
16,777,808	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.42%, due 04/25/36	10,318,352
6,007,644	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 04/25/37	5,542,052
9,500,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 11/25/36	4,013,750
6,540,007	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.52%, due 12/25/35	3,825,250
7,657,519	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.45%, due 09/25/45	6,645,195
2,176,522	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.55%, due 10/25/33	1,910,333
5,294,627	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.51%, due 01/25/36	5,068,441
2,930,831	Residential Asset Securities Corp., Series 07-KS3, Class AI1, 1 mo. LIBOR + .11%, 0.37%, due 04/25/37	2,855,215
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.80%, due 03/25/35	130,180

See accompanying notes to the financial statements.

13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
2,590,503	Securitized Asset Backed Receivables LLC, Series 06-NC1, Class A2, 1 mo. LIBOR + .16%, 0.42%, due 03/25/36	2,214,880
1,437,990	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.55%, due 10/25/36	1,409,230
1,643,958	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.52%, due 10/25/35	1,495,344
1,732,570	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 01/25/37	1,652,439
17,100,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/37	7,715,520
7,484,375	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.46%, due 01/25/36	5,594,570
4,464,366	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.55%, due 11/25/35	2,031,287
15,341,449	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.66%, due 06/25/37	1,840,974
	Total Residential Asset-Backed Securities (United States)	373,322,247
	Residential Mortgage-Backed Securities (Australian) — 3.9%
3,162,270	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.48%, due 11/19/37	3,062,073
6,985,941	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.58%, due 07/20/38	6,722,949
11,292,981	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.58%, due 04/19/38	10,868,150
1,881,494	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 1.04%, due 09/27/35	1,772,367
18,220,871	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.94%, due 03/14/36	16,659,343
1,216,847	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.94%, due 12/08/36	1,173,212
2,008,104	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.38%, due 05/27/38	1,822,355
1,499,192	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.49%, due 05/10/36	1,452,394
7,448,707	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.59%, due 06/14/37	7,097,753

See accompanying notes to the financial statements.

14

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
4,076,231	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.34%, due 02/27/39	3,937,431
9,203,537	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.59%, due 10/20/37	8,940,014
11,392,116	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	10,854,408
12,496,212	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.60%, due 06/12/40	11,963,423
615,717	Superannuation Members Home Loans Global Fund, Series 6, Class A, 3 mo. LIBOR + .16%, 0.74%, due 11/09/35	609,560
1,220,428	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.68%, due 03/09/36	1,194,587
1,050,071	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.60%, due 01/12/37	1,010,693
8,808,215	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.39%, due 05/21/38	8,455,886
	Total Residential Mortgage-Backed Securities (Australian)	97,596,598
	Residential Mortgage-Backed Securities (European) — 7.2%
11,452,791	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.65%, due 09/20/66	9,481,766
4,541,197	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.63%, due 03/20/30	4,511,680
12,300,000	Arkle Master Issuer Plc, Series 06-1A, Class 4A1, 144A, 3 mo. LIBOR + .09%, 0.46%, due 02/17/52	12,197,910
30,085,828	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.63%, due 01/13/39	26,926,816
2,109,041	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, 3 mo. LIBOR + .07%, 0.60%, due 10/11/41	2,098,496
4,812,644	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	4,470,946
2,733,824	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .14%, 0.68%, due 09/20/44	2,558,859
38,600,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, 3 mo. LIBOR + .08%, 0.61%, due 07/15/40	38,538,240
10,000,000	Holmes Master Issuer Plc, Series 07-2A, Class 3A1, 3 mo. LIBOR + .08%, 0.61%, due 07/15/21	9,879,000

See accompanying notes to the financial statements.

15

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
12,596,822	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.60%, due 12/10/43	12,045,081
3,508,505	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.68%, due 12/21/37	3,372,550
6,355,690	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .21%, 0.80%, due 05/15/34	5,437,929
10,929,539	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.49%, due 11/15/38	8,852,926
6,358,526	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.64%, due 09/15/39	5,244,512
26,600,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.64%, due 07/15/33	25,812,640
6,400,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.61%, due 10/15/33	6,256,640
	Total Residential Mortgage-Backed Securities (European)	177,685,991
	Residential Mortgage-Backed Securities (United States) — 0.1%
582,496	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.56%, due 08/25/35	355,322
548,078	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.51%, due 07/25/30	532,577
3,019,309	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/26/34	2,165,883
	Total Residential Mortgage-Backed Securities (United States)	3,053,782
	Student Loans — 5.2%
2,663,563	College Loan Corp. Trust, Series 07-1, Class A1, 3 mo. LIBOR + .01%, 0.51%, due 01/25/23	2,636,927
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	20,302,436
884,031	Goal Capital Funding Trust, Series 06-1, Class A1, 3 mo. LIBOR, 0.32%, due 08/25/20	881,821
2,294,197	Goal Capital Funding Trust, Series 07-1, Class A1, 3 mo. LIBOR + .02%, 0.56%, due 06/25/21	2,290,755
1,120,697	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, 3 mo. LIBOR + .04%, 0.58%, due 06/20/15	1,119,812

See accompanying notes to the financial statements.

16

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
6,325,475	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.40%, due 08/25/23	6,167,339
9,600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.62%, due 12/23/19	9,413,184
12,830,971	SLM Student Loan Trust, Series 05-1, Class A2, 3 mo. LIBOR + .08%, 0.58%, due 04/27/20	12,707,294
24,600,000	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.57%, due 04/27/20	24,354,000
23,353,033	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR, 0.50%, due 07/25/17	23,192,364
5,500,000	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.75%, due 01/25/19	5,490,980
9,983,876	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.57%, due 09/15/22	9,572,042
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 3 mo. LIBOR + .75%, 1.25%, due 01/25/19	10,767,937
	Total Student Loans	128,896,891
	Time Share — 0.1%
3,019,527	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.27%, due 02/20/20	3,147,857
	Total Asset-Backed Securities	2,419,276,989
	U.S. Government Agency — 1.4%
14,318,750	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR -0.02%, 0.49%, due 02/01/25 (a)	13,253,166
12,375,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.65%, due 10/29/26 (a)	11,524,763
506,733	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.54%, due 05/01/14 (a)	497,041
9,165,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.50%, due 07/01/23 (a)	8,564,341
	Total U.S. Government Agency	33,839,311
	TOTAL DEBT OBLIGATIONS (COST $2,929,785,771)	2,453,116,300

See accompanying notes to the financial statements.

17

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%
	Money Market Funds — 1.1%
2,287,686	State Street Institutional Liquid Reserves Fund-Institutional Class	2,287,686
25,563,975	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	25,563,975
	TOTAL SHORT-TERM INVESTMENTS (COST $27,851,661)	27,851,661
	TOTAL INVESTMENTS — 100.0% (Cost $2,957,637,432)	2,480,967,961
	Other Assets and Liabilities (net) — (0.0%)	(1,055,730)
	TOTAL NET ASSETS — 100.0%	$2,479,912,231

See accompanying notes to the financial statements.

18

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales #
10/12/10	Deutsche Bank AG	EUR	30,000,000	$38,015,600	$(1,226,000)

#  Fund sells foreign currency; buys USD.

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
60,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	0.16%	Eagle	60,000,000	USD	$55,560
							Creek
							CDO
31,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	1.90%	MS Synthetic 2006-1	31,000,000	USD	(1,285,251)
										$(1,229,691)
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
(Pay) - Fund pays premium and buys credit protection.

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to the financial statements.

19

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

See accompanying notes to the financial statements.

20

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $2,957,637,432) (Note 2)	$2,480,967,961
Dividends and interest receivable	2,780,965
Receivable for collateral on open swap contracts (Note 4)	2,412,000
Receivable for open swap contracts (Note 4)	55,560
Receivable for expenses reimbursed by Manager (Note 5)	49,198
Total assets	2,486,265,684
Liabilities:
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	5,550
Unrealized depreciation on open forward currency contracts (Note 4)	1,226,000
Payable for open swap contracts (Note 4)	1,285,251
Miscellaneous payable (Note 4)	3,531,183
Accrued expenses	305,469
Total liabilities	6,353,453
Net assets	$2,479,912,231
Net assets consist of:
Paid-in capital	$3,068,673,555
Distributions in excess of net investment income	(1,714,162)
Accumulated net realized loss	(107,921,983)
Net unrealized depreciation	(479,125,179)
$2,479,912,231
Net assets	$2,479,912,231
Shares outstanding	212,279,989
Net asset value per share	$11.68

See accompanying notes to the financial statements.

21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$21,442,670
Dividends	51,528
Total investment income	21,494,198
Expenses:
Custodian, fund accounting agent and transfer agent fees	181,884
Interest expense (Note 2)	118,389
Legal fees	87,032
Audit and tax fees	40,112
Trustees fees and related expenses (Note 5)	32,092
Registration fees	1,840
Miscellaneous	18,124
Total expenses	479,473
Fees and expenses reimbursed by Manager (Note 5)	(304,888)
Expense reductions (Note 2)	(2,181)
Net expenses	172,404
Net investment income (loss)	21,321,794
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(345,241)
Closed swap contracts	(539,486)
Foreign currency, forward contracts and foreign currency related transactions	4,082,218
Net realized gain (loss)	3,197,491
Change in net unrealized appreciation (depreciation) on:
Investments	102,023,434
Open swap contracts	588,917
Foreign currency, forward contracts and foreign currency related transactions	(1,234,861)
Net unrealized gain (loss)	101,377,490
Net realized and unrealized gain (loss)	104,574,981
Net increase (decrease) in net assets resulting from operations	$125,896,775

See accompanying notes to the financial statements.

22

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$21,321,794	$55,044,211
Net realized gain (loss)	3,197,491	(9,426,626)
Change in net unrealized appreciation (depreciation)	101,377,490	740,804,361
Net increase (decrease) in net assets from operations	125,896,775	786,421,946
Distributions to shareholders from (Note 2):
Net investment income	(23,307,300)	(52,523,479)
Return of capital	(803,192,708)	(1,186,476,530)
	(826,500,008)	(1,239,000,009)
Net share transactions (Note 9):	(8,898,501)	(34,755,764)
Total increase (decrease) in net assets resulting from net share transactions	(709,501,734)	(487,333,827)
Net assets:
Beginning of period	3,189,413,965	3,676,747,792
End of period (including distributions in excess of net investment income of $1,714,162 and accumulated undistributed net investment income of $271,344, respectively)	$2,479,912,231	$3,189,413,965

See accompanying notes to the financial statements.

23

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$14.98		$17.10		$24.03		$25.66		$25.60	$25.33
Income (loss) from investment operations:
Net investment income (loss)†	0.10		0.26		0.76		1.38		1.43	1.01
Net realized and unrealized gain (loss)	0.49		3.40		(4.41)		(1.64)		0.00 (a)	(0.03)
Total from investment operations	0.59		3.66		(3.65)		(0.26)		1.43	0.98
Less distributions to shareholders:
From net investment income	(0.11)		(0.24)		(1.06)		(1.37)		(1.37)	(0.71)
From return on capital	(3.78)		(5.54)		(2.22)		—		—	—
Total distributions	(3.89)		(5.78)		(3.28)		(1.37)		(1.37)	(0.71)
Net asset value, end of period	$11.68		$14.98		$17.10		$24.03		$25.66	$25.60
Total Return(b)	4.52	%**	25.58%		(15.97)%		(1.14)%		5.68%	3.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,479,912		$3,189,414		$3,676,748		$7,671,415		$6,603,600	$4,480,312
Net operating expenses to average daily net assets(c)	0.00	%(d)*	0.01	%(d)	0.00	%(d)	0.00	%(d)	0.00%	0.00%
Interest expense to average daily net assets	0.01	%(e)*	0.01	%(e)	—		—		0.01%	0.02%
Total net expenses to average daily net assets	0.01	%(d)*	0.01	%(d)	0.00	%(d)(f)	0.00	%(d)(f)	0.01%	0.02%
Net investment income (loss) to average daily net assets	1.48	%*	1.61%		3.46%		5.41%		5.50%	3.96%
Portfolio turnover rate	0	%**	0%		16%		27%		68%	45%
Fees and expenses reimbursed by the Manager to average daily net assets	0.02	%*	0.02%		0.02%		0.01%		0.02%	0.02%
Redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.02		$—		$—	$—

(a)  Net realized and unrealized gain (loss) was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net operating expenses were less than 0.01% to average daily net assets.

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Total net expenses were less than 0.01% to average daily net assets.

(g)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund is not currently pursuing an active investment program.

Historically, the Fund primarily has invested in and primarily holds asset-backed securities of any credit quality, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and may continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for the Fund.

Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

25

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.9% of net assets. The Fund classifies such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund values debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund. As of August 31, 2010, the total value of securities held for which no alternative pricing source was available represented 9.2% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

26

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate. The Fund also used third party valuation services to value credit default swaps using unobservable inputs.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$821,387,314	$1,597,889,675	$2,419,276,989
U.S. Government Agency	—	—	33,839,311	33,839,311
TOTAL DEBT OBLIGATIONS	—	821,387,314	1,631,728,986	2,453,116,300
Short-Term Investment	27,851,661	—	—	27,851,661
Total Investments	27,851,661	821,387,314	1,631,728,986	2,480,967,961
Derivatives
Swap Agreements
Credit risk	—	—	55,560	55,560
Total	$27,851,661	$821,387,314	$1,631,784,546	$2,481,023,521

27

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements
Credit risk	$—	$—	$(1,285,251)	$(1,285,251)
Forward Currency Contracts
Foreign exchange risk	—	(1,226,000)	—	(1,226,000)
Total	$—	$(1,226,000)	$(1,285,251)	$(2,511,251)

The aggregate net values of the Fund's direct investments in securities and other financial instruments using Level 3 inputs were 65.8% and (0.1)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*		Balances as of August 31, 2010
Debt Obligations
Asset-Backed Securities	$1,982,715,415	$(459,587,897)	$356,824	$(155,990)	$104,437,573	$—	$(29,876,250	)**	$1,597,889,675
U.S. Government Agency	34,766,016	(1,284,592)	14,022	15,462	328,403	—	—		33,839,311
Swaps	(1,818,609)	(160,514)	—	160,514	588,918	—	—		(1,229,691)
Total	$2,015,662,822	$(461,033,003)	$370,846	$19,986	$105,354,894	$—	$(29,876,250)		$1,630,499,295

*  The fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

28

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

29

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. The Fund had no inflation-indexed bonds outstanding at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions more frequently (e.g. monthly). All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and

30

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes. Such amounts are estimated for the six months ended August 31, 2010.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(29,576,884)
2/29/2012	(142,552)
2/28/2014	(614,650)
2/28/2015	(5,952,458)
2/29/2016	(1,158,601)
2/28/2017	(32,360,541)
2/28/2018	(41,313,788)
Total	$(111,119,474)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,957,121,570	$19,855,878	$(496,009,487)	$(476,153,609)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in

31

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines

32

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans).

33

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Market Disruption and Geopolitical Risk (the risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by redeeming Fund shares in large amounts and/or on a frequent basis); and Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

34

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

35

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be

36

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value. At August 31, 2010, amounts reported as a miscellaneous payable include amounts that were calculated by the Fund as being owed to Lehman Brothers upon the termination of the contracts pursuant to the terms of those contracts. The amounts reported as payable are subject to settlement discussions with Lehman Brothers' bankruptcy estate and may vary significantly upon final settlement with the estate.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates.

37

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

38

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset

39

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual

40

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to achieve exposure to a reference entity's credit. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on swap agreements	$—	$—	$55,560	$—	$—	$55,560
Total	$—	$—	$55,560	$—	$—	$55,560
Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(1,226,000)	$—	$—	$—	$(1,226,000)
Unrealized depreciation on swap agreements	—	—	(1,285,251)	—	—	(1,285,251)
Total	$—	$(1,226,000)	$(1,285,251)	$—	$—	$(2,511,251)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

41

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Forward currency contracts	$—	$4,088,640	$—	$—	$—	$4,088,640
Swap agreements	—	—	(539,486)	—	—	(539,486)
Total	$—	$4,088,640	$(539,486)	$—	$—	$3,549,154
Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$(1,234,817)	$—	$—	$—	$(1,234,817)
Swap agreements	—	—	588,917	—	—	588,917
Total	$—	$(1,234,817)	$588,917	$—	$—	$(645,900)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

  The volume of derivative activity, based on absolute values (forward currency contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

  The derivative financial instruments outstanding as of period end (as disclosed in the Notes to Schedules of Investments) and the amounts of realized and changes in unrealized gains and losses on derivative financial instruments during the period (as disclosed in the Statements of Operations) serve as indicators of the volume of derivative activity for the Fund during the period.

5.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses

42

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $32,092 and $11,592, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $0 and $698,846,209, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 67.87% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund. Each of the shareholders are other funds of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 100% of the Fund's shares were held by accounts for which the Manager had investment discretion.

43

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
	Shares	Amount	Shares	Amount
Shares sold	796,051	$10,339,000	662,838	$10,389,000
Shares issued to shareholders in reinvestment of distributions	2,532	32,499	2,248	35,267
Shares repurchased	(1,369,674)	(19,270,000)	(2,890,527)	(45,180,031)
Net increase (decrease)	(571,091)	$(8,898,501)	(2,225,441)	$(34,755,764)

44

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the possible reputational value derived from serving as

45

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

46

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.01%	$1,000.00	$1,045.20	$0.05
2) Hypothetical	0.01%	$1,000.00	$1,025.16	$0.05

*  Expenses are calculated using the annualized expense ratio (including interest expense) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

47

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Note Concerning Distributions
August 31, 2010 (Unaudited)

The Fund previously reported the estimated sources of any dividends, short-term capital gains, long-term capital gains, and return of capital distributions paid on a per share basis. Pursuant to Rule 19a-1(e) of the Investment Company Act of 1940, the table below serves as an update to the previously reported estimated sources of the distributions paid to shareholders. The Statement of Changes in Net Assets includes the updated amounts on a dollar basis.

			Updated Estimated Sources
Record Date	Ex-Date	Payable Date	Dividend Paid from Current and/or Prior Years Accumulated Undistributed Net Income*	Net Short-Term Capital Gains from Sale of Securities & Other Property^	Net Long-Term Capital Gains from Sale of Securities & Other Property^	Distribution from Return of Capital
February 26, 2010	March 1, 2010	March 2, 2010	$0.00980404	$0.00000000	$0.00000000	$0.33785687
March 26, 2010	March 29, 2010	March 30, 2010	$0.02340647	$0.00000000	$0.00000000	$0.80661006
April 27, 2010	April 28, 2010	April 29, 2010	$0.00496781	$0.00000000	$0.00000000	$0.17119583
May 26, 2010	May 27, 2010	May 28, 2010	$0.01049369	$0.00000000	$0.00000000	$0.36162296
June 25, 2010	June 28, 2010	June 29, 2010	$0.02422953	$0.00000000	$0.00000000	$0.83497358
July 27, 2010	July 28, 2010	July 29, 2010	$0.02979791	$0.00000000	$0.00000000	$1.02686552
August 26, 2010	August 27, 2010	August 30, 2010	$0.00713574	$0.00000000	$0.00000000	$0.24590485

Notes:

*  Net investment income may include amounts derived from dividends, interest, net foreign currency gains and net amounts from transacting in certain derivative contracts.

^  Short-term and long-term capital gains may include amounts derived from the sale of securities/other property and net amounts from transacting in certain derivative contracts.

48

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.9%
Short-Term Investments	1.3
Forward Currency Contracts	(0.0)
Swaps	(0.0)
Other	(0.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

Industry Sector Summary**	% of Debt Obligations
Credit Cards	19.7%
Residential Asset-Backed Securities (United States)	15.2
Auto Financing	11.6
CMBS	10.3
Insured Auto Financing	7.3
Residential Mortgage-Backed Securities (European)	7.2
Student Loans	5.3
Insured Other	4.2
Residential Mortgage-Backed Securities (Australian)	4.0
Business Loans	3.6
Corporate Collateralized Debt Obligations	2.3
CMBS Collateralized Debt Obligations	1.9
U.S. Government Agency	1.4
Rate Reduction Bonds	1.4
Insured High Yield Collateralized Debt Obligations	0.8
Insured Time Share	0.7
Insured Residential Asset-Backed Securities (United States)	0.7
Equipment Leases	0.6
Insured Residential Mortgage-Backed Securities (United States)	0.6
Airlines	0.6
Insured Transportation	0.2
Bank Loan Collateralized Debt Obligations	0.1
Time Share	0.1
Residential Mortgage-Backed Securities (United States)	0.1
Insured Business Loans	0.1
Collateralized Loan Obligations	0.0
ABS Collateralized Debt Obligations	0.0
100.0%

**  The table above incorporate aggregate indirect industry sector exposure associated with investments in GMO
Short-Duration Collateral Fund.

1

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
2,900,069	GMO Short-Duration Collateral Fund	33,872,807
	TOTAL MUTUAL FUNDS (COST $32,673,941)	33,872,807
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
49,209	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	49,209
	TOTAL SHORT-TERM INVESTMENTS (COST $49,209)	49,209
	TOTAL INVESTMENTS — 100.1% (Cost $32,723,150)	33,922,016
	Other Assets and Liabilities (net) — (0.1%)	(39,770)
	TOTAL NET ASSETS — 100.0%	$33,882,246

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $49,209) (Note 2)	$49,209
Investments in affiliated issuers, at value (cost $32,673,941) (Notes 2 and 10)	33,872,807
Receivable for expenses reimbursed by Manager (Note 5)	3,317
Total assets	33,925,333
Liabilities:
Payable to affiliate for (Note 5):
Management fee	1,430
Shareholder service fee	4,294
Trustees and Chief Compliance Officer of GMO Trust fees	70
Accrued expenses	37,293
Total liabilities	43,087
Net assets	$33,882,246
Net assets consist of:
Paid-in capital	$37,715,159
Accumulated undistributed net investment income	233,418
Accumulated net realized loss	(5,265,197)
Net unrealized appreciation	1,198,866
$33,882,246
Net assets attributable to:
Class III shares	$33,882,246
Shares outstanding:
Class III	1,878,960
Net asset value per share:
Class III	$18.03

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$267,588
Dividends	8
Total investment income	267,596
Expenses:
Management fee (Note 5)	8,413
Shareholder service fee – Class III (Note 5)	25,238
Audit and tax fees	16,008
Custodian, fund accounting agent and transfer agent fees	2,116
Registration fees	1,656
Legal fees	828
Trustees fees and related expenses (Note 5)	343
Miscellaneous	460
Total expenses	55,062
Fees and expenses reimbursed by Manager (Note 5)	(20,884)
Net expenses	34,178
Net investment income (loss)	233,418
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(268,518)
Net realized gain (loss)	(268,518)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	1,476,568
Net realized and unrealized gain (loss)	1,208,050
Net increase (decrease) in net assets resulting from operations	$1,441,468

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$233,418	$381,682
Net realized gain (loss)	(268,518)	(136,691)
Change in net unrealized appreciation (depreciation)	1,476,568	6,367,227
Net increase (decrease) in net assets from operations	1,441,468	6,612,218
Distributions to shareholders from:
Net investment income
Class III	—	(381,682)
Return of capital
Class III	—	(5,563,318)
	—	(5,945,000)
Net share transactions (Note 9):
Class III	(1,302,873)	6,196,931
Redemption fees (Notes 2 and 9):
Class III	—	1,523
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(1,302,873)	6,198,454
Total increase (decrease) in net assets	138,595	6,865,672
Net assets:
Beginning of period	33,743,651	26,877,979
End of period (including accumulated undistributed net investment income of $233,418 and $0, respectively)	$33,882,246	$33,743,651

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009	2008	2007(a)
Net asset value, beginning of period	$17.27		$17.08		$23.39	$25.05	$24.82
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.12		0.21		1.17	1.07	(0.01)
Net realized and unrealized gain (loss)	0.64		3.47		(4.92)	(1.38)	0.24
Total from investment operations	0.76		3.68		(3.75)	(0.31)	0.23
Less distributions to shareholders:
From net investment income	—		(0.22)		(0.81)	(1.35)	—
Return of capital	—		(3.27)		(1.75)	—	—
Total distributions	—		(3.49)		(2.56)	(1.35)	—
Net asset value, end of period	$18.03		$17.27		$17.08	$23.39	$25.05
Total Return(c)	4.40	%**	25.13%		(15.90)%	(1.33)%	0.93	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$33,882		$33,744		$26,878	$10,637	$40,563
Net expenses to average daily net assets(e)	0.20	%*	0.20	%(d)	0.20%	0.20%	0.21	%*
Net investment income (loss) to average daily net assets(b)	1.39	%*	1.28%		5.47%	4.25%	(0.21	)%*
Portfolio turnover rate	4	%**	2%		18%	127%	125	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.12	%*	0.20%		0.17%	0.15%	0.06	%*
Redemption fees consisted of the following per share amounts:†	—		$0.00	(f)	$0.01	—	—

(a)  Period from December 28, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Net expenses exclude expenses incurred indirectly through investment in Short-Duration Collateral Fund.

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from March 1, 2006 (commencement of operations) through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Share Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return comparable to that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF") and, to a limited extent, in cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing an active investment program.

Historically, SDCF has invested primarily in U.S. and foreign adjustable rate asset-backed securities and primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used exchange-traded and over-the-counter ("OTC") derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and may continue to have material exposure to below investment grade securities. In addition, the Fund may invest in unaffiliated money market funds. The Manager does not seek to maintain a specified interest rate duration for SDCF.

Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund's distributions similarly could constitute a return of capital to Fund shareholders for tax purposes.

The financial statements of SDCF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of SDCF were not publicly available for direct purchase.

The Fund currently limits subscriptions,

7

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of SDCF are generally valued at their net asset value. Investments held by SDCF are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of GMO trust represented 1.9% of net assets. SDCF classifies such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty.

Typically SDCF values debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. In addition, although alternative prices are available for other securities held by SDCF, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by SDCF. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used

8

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

by the Fund. As of August 31, 2010, the total value of securities held indirectly for which no alternative pricing source was available represented 9.2% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund and SDCF disclose the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$33,872,807	$—	$—	$33,872,807
Short-Term Investments	49,209	—	—	49,209
Total Investments	33,922,016	—	—	33,922,016
Total	$33,922,016	$—	$—	$33,922,016

SDCF is classified as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of SDCF, please refer to the portfolio valuation notes in SDCF's financial statements. The aggregate net value of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 66.05% and (0.05)% of total net assets, respectively.

The Fund held no direct investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

9

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2016	$(3,400,357)
2/28/2017	(862,175)
Total	$(4,262,532)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$33,759,503	$162,513	$—	$162,513

10

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from SDCF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in SDCF (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other

11

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in SDCF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SDCF, which include those outlined in the following brief summary of principal risks. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund's performance more than if the Fund or SDCF were diversified. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of SDCF's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent SDCF from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

12

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for SDCF because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans).

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of SDCF's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit

13

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned by SDCF that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

14

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder service Plan under which the Fund pays GMO a shareholder service fee for client and shareholders service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.05% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $343 and $184, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

15

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in SDCF. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.004%	0.000%	0.008%	0.012%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $10,339,000 and $1,270,000, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 84.18% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 88.09% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

16

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,881	$49,884	131,522	$2,240,650
Shares issued to shareholders in reinvestment of distributions	—	—	308,224	4,940,983
Shares repurchased	(77,873)	(1,352,757)	(59,040)	(984,702)
Redemption fees	—	—	—	1,523
Net increase (decrease)	(74,992)	$(1,302,873)	380,706	$6,198,454

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Return of Capital*	Distributions of Realized Gains*	Value, end of period
GMO Short- Duration Collateral Fund	$32,817,084	$10,339,000	$1,270,000	$267,588	$9,221,327	$—	$33,872,807
Totals	$32,817,084	$10,339,000	$1,270,000	$267,588	$9,221,327	$—	$33,872,807

*  The table above includes estimated sources of all distributions paid by SDCF during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by SDCF will be determined through fiscal year ending February 28, 2011.

17

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various statistical methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Short-Duration Collateral Fund ("SDCF"), and, therefore, that the Fund's investment objective and principal investment strategies are identical to those of SDCF. The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing SDCF's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund and SDCF. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's and SDCF's investment performance, including information as to performance in relation to risk, relative to their performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance over various periods, including one- and three-year periods and for the life of the Fund and SDCF's performance over various periods, including one-, three-, five- and seven-year periods and for the life of SDCF, information prepared by the third-party data services, various statistical measures of the Fund's and SDCF's performance, as well as factors identified by the Manager as contributing to the Fund's and SDCF's performance. The Trustees also considered the qualifications and

18

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

experience of the personnel responsible for managing the Fund and SDCF, the support those personnel received from the Manager, the investment techniques used to manage SDCF, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements, and noted that SDCF does not pay an advisory fee to the Manager. The Trustees also noted that the Fund's expense ratio reflects total expenses payable by the Fund and SDCF. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage SDCF. The Trustees also reviewed information provided by the Manager regarding the combined profits it realized on the services (excluding distribution services) it provided to the Fund and SDCF, and profits it realized on the management and shareholder services (excluding distribution services) it provided to the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of SDCF (which does not pay an advisory fee to the Manager) and other funds in which it invests. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the Fund's agreement appropriately reflected any economies of scale associated with managing the Fund and SDCF. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Fund's investment management agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and SDCF and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund, SDCF, and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund and SDCF with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by

19

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund and SDCF, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

20

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.21%	$1,000.00	$1,044.00	$1.08
2) Hypothetical	0.21%	$1,000.00	$1,024.15	$1.07

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	56.2%
Short-Term Investments	44.0
Forward Currency Contracts	(0.0)
Swap Agreements	(0.0)
Other	(0.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 14.3%
	U.S. Government Agency — 14.3%
58,333	Agency for International Development Floater (Support of Botswana), 6 mo. U.S. Treasury Bill + .40%, 0.59%, due 10/01/12 (a)	57,545
376,875	Agency for International Development Floater (Support of C.A.B.E.I), 6 mo. U.S. Treasury Bill + .40%, 0.59%, due 10/01/12 (a)	372,956
254,455	Agency for International Development Floater (Support of Honduras), 3 mo. U.S. Treasury Bill x 117%, 0.17%, due 10/01/11 (a)	252,330
23,961	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.54%, due 05/01/14 (a)	23,503
206,688	Small Business Administration Pool #502320, Prime - 2.19%, 1.06%, due 08/25/18	206,942
	Total U.S. Government Agency	913,276
	TOTAL DEBT OBLIGATIONS (COST $920,157)	913,276
	MUTUAL FUNDS — 85.6%
	Affiliated Issuers — 85.6%
231,576	GMO Short-Duration Collateral Fund	2,704,809
9,192	GMO Special Purpose Holding Fund (b)	4,964
110,521	GMO U.S. Treasury Fund	2,763,028
	TOTAL MUTUAL FUNDS (COST $6,035,701)	5,472,801

See accompanying notes to the financial statements.

2

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
2,269	State Street Institutional Liquid Reserves Fund-Institutional Class	2,269
15,303	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	15,303
	TOTAL SHORT-TERM INVESTMENTS (COST $17,572)	17,572
	TOTAL INVESTMENTS — 100.2% (Cost $6,973,430)	6,403,649
	Other Assets and Liabilities (net) — (0.2%)	(14,972)
	TOTAL NET ASSETS — 100.0%	$6,388,677

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank for Economic Integration

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust. (Note 2)

(b)  Underlying investment represents interests in defaulted claims.

See accompanying notes to the financial statements.

3

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $937,729) (Note 2)	$930,848
Investments in affiliated issuers, at value (cost $6,035,701) (Notes 2 and 10)	5,472,801
Receivable for investments sold	2,084
Dividends and interest receivable	2,137
Receivable for expenses reimbursed by Manager (Note 5)	4,061
Total assets	6,411,931
Liabilities:
Payable for investments purchased	332
Payable to affiliate for (Note 5):
Management fee	270
Shareholder service fee	812
Trustees and Chief Compliance Officer of GMO Trust fees	75
Accrued expenses	21,765
Total liabilities	23,254
Net assets	$6,388,677
Net assets consist of:
Paid-in capital	$9,643,449
Accumulated undistributed net investment income	2,973
Accumulated net realized loss	(2,687,964)
Net unrealized depreciation	(569,781)
$6,388,677
Net assets attributable to:
Class III shares	$6,388,677
Shares outstanding:
Class III	776,823
Net asset value per share:
Class III	$8.22

See accompanying notes to the financial statements.

4

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$27,093
Interest	2,759
Dividends	4
Total investment income	29,856
Expenses:
Management fee (Note 5)	1,651
Shareholder service fee – Class III (Note 5)	4,954
Audit and tax fees	19,412
Registration fees	2,116
Custodian, fund accounting agent and transfer agent fees	920
Legal fees	184
Trustees fees and related expenses (Note 5)	125
Miscellaneous	207
Total expenses	29,569
Fees and expenses reimbursed by Manager (Note 5)	(22,816)
Net expenses	6,753
Net investment income (loss)	23,103
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	33
Realized gains distributions from affiliated issuers (Note 10)	255
Net realized gain (loss)	288
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,069
Investments in affiliated issuers	112,149
Net unrealized gain (loss)	117,218
Net realized and unrealized gain (loss)	117,506
Net increase (decrease) in net assets resulting from operations	$140,609

See accompanying notes to the financial statements.

5

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$23,103	$54,487
Net realized gain (loss)	288	981
Change in net unrealized appreciation (depreciation)	117,218	822,565
Net increase (decrease) in net assets from operations	140,609	878,033
Distributions to shareholders from:
Net investment income
Class III	(17,511)	(60,280)
Return of capital
Class III	—	(28,753)
	(17,511)	(89,033)
Net share transactions (Note 9):
Class III	(361,724)	(391,353)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	1,555
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(361,724)	(389,798)
Total increase (decrease) in net assets	(238,626)	399,202
Net assets:
Beginning of period	6,627,303	6,228,101
End of period (including accumulated undistributed net investment income of $2,973 and distributions in excess of net investment income of $2,619, respectively)	$6,388,677	$6,627,303

See accompanying notes to the financial statements.

6

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$8.07		$7.15	$8.45	$8.93	$8.82	$8.77
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.06	0.30	0.32	0.47	0.27
Net realized and unrealized gain (loss)	0.14		0.96	(1.29)	(0.28)	0.11	0.07
Total from investment operations	0.17		1.02	(0.99)	0.04	0.58	0.34
Less distributions to shareholders:
From net investment income	(0.02)		(0.07)	(0.31)	(0.52)	(0.47)	(0.29)
Return of capital	—		(0.03)	—	—	—	—
Total distributions	(0.02)		(0.10)	(0.31)	(0.52)	(0.47)	(0.29)
Net asset value, end of period	$8.22		$8.07	$7.15	$8.45	$8.93	$8.82
Total Return(b)	2.14	%**	14.40%	(11.78)%	0.40%	6.62%	3.83%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,389		$6,627	$6,228	$7,375	$31,315	$29,454
Net expenses to average daily net assets(c)	0.20	%*	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average daily net assets(a)	0.70	%*	0.83%	3.81%	3.59%	5.21%	3.01%
Portfolio turnover rate	9	%**	11%	4%	5%	12%	17%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.69	%*	0.90%	0.79%	0.60%	0.14%	0.13%
Redemption fees consisted of the following per share amounts:†	—		$0.00 (d)	$0.00 (d)	—	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Short-Duration Investment Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to provide current income. The Fund is not currently pursuing an active investment program.

Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the Fund has invested in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances, and other bank obligations. The Fund has invested a substantial portion of its assets in GMO Short-Duration Collateral Fund ("SDCF") (which invests primarily in asset-backed securities).

Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and may continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for the Fund. The Fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds.

The financial statements of the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). As of August 31, 2010, shares of GMO Special Purpose Holding Fund ("SPHF") and SDCF were not publicly available for direct purchase.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in

8

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 11.9% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 7.1% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation

9

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government Agency	$—	$—	$913,276	$913,276
TOTAL DEBT OBLIGATIONS	—	—	913,276	913,276
Mutual Funds	5,467,837	4,964	—	5,472,801
Short-Term Investments	17,572	—	—	17,572
Total Investments	5,485,409	4,964	913,276	6,403,649
Total	$5,485,409	$4,964	$913,276	$6,403,649

The underlying funds held at period end are classified above as either Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 42.15% and (0.02)% of total net assets, respectively.

10

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Balances as of August 31, 2010
	Debt Obligations
U.S. Government Agency	$1,093,387	$(185,235)	$22	$33	$5,069	$—	$—	$913,276
Total	$1,093,387	$(185,235)	$22	$33	$5,069	$—	$—	$913,276

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $1,084.

11

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(470,143)
2/28/2013	(708)
2/28/2014	(1,377,141)
2/29/2016	(226,383)
Total	$(2,074,375)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,588,842	$6,948	$(1,192,141)	$(1,185,193)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts.

12

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to

13

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

Other matters

SPHF, an investment of the Fund, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. For the period ended August 31, 2010, the Fund received no distributions from SPHF in connection with settlement agreements related to litigation.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund and SDCF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund or SDCF may affect the Fund's performance more than if the Fund or SDCF were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans).

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk);

14

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of an underlying fund's securities); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities indirectly through the underlying funds. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for

15

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.05% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including

16

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $125 and $23, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.011%	0.000%	0.004%	0.015%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $1,109,913 and $580,235, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

17

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 62.27% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, 16.21% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 82.14% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	1,901	15,516	6,294	47,784
Shares repurchased	(46,118)	(377,240)	(56,062)	(439,137)
Redemption fees	—	—	—	1,555
Net increase (decrease)	(44,217)	$(361,724)	(49,768)	$(389,798)

18

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Short-Duration Collateral Fund	$3,469,010	$—	$—	$25,436	$—	$876,522	$2,704,809
GMO Special Purpose Holding Fund	5,056	—	—	—	—	—	4,964
GMO U.S. Treasury Fund	2,048,195	1,109,913	395,000	1,657	255	—	2,763,028
Totals	$5,522,261	$1,109,913	$395,000	$27,093	$255	$876,522	$5,472,801

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through the fiscal year ending February 28, 2011.

19

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

20

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

21

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

22

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.22%	$1,000.00	$1,021.40	$1.12
2) Hypothetical	0.22%	$1,000.00	$1,024.10	$1.12

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	0.0%
Short-term Investments	9.8
Other	90.2
100.0%

(a)  GMO SPV I, LLC is a 74.9% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.0% (a)
	Asset-Backed Securities — 0.0%
	Health Care Receivables — 0.0%
	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—
		—
	Total Asset-Backed Securities	—
	TOTAL DEBT OBLIGATIONS (COST $0)	—
	SHORT-TERM INVESTMENTS — 9.8%
	Money Market Funds — 9.8%
14,564	State Street Institutional Liquid Reserves Fund-Institutional Class	14,564
14,563	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	14,563
	TOTAL SHORT-TERM INVESTMENTS (COST $29,127)	29,127
	TOTAL INVESTMENTS — 9.8% (Cost $29,127)	29,127
	Other Assets and Liabilities (net) — 90.2%	268,088
	TOTAL NET ASSETS — 100.0%	$297,215

Notes to Consolidated Schedule of Investments:

(a)  Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.9% subsidiary of GMO Special Purpose Holding Fund.

(b)  Security in default.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

2

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidating Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Noncontrolling Interest	Eliminations	Consolidated Totals
Assets:
Investments in affiliated issuers, at value (cost $0) (Note 2)	$168,095	$—	$—	$(168,095)	$—
Investments in unaffiliated issuers, at value (cost $29,127) (Note 2)	29,127	—	—	—	29,127
Cash	160,270	338,041	—	—	498,311
Dividends receivable	4	—	—	—	4
Receivable for expenses reimbursed by Manager (Note 5)	5,053	3,658	—	—	8,711
Total assets	362,549	341,699	—	(168,095)	536,153
Liabilities:
Accrued expenses	65,334	123,233	—	—	188,567
Non controlling interest in subsidiary	—	—	50,371	—	50,371
Total liabilities	65,334	123,233	50,371	—	238,938
Net assets	$297,215	$218,466	$(50,371)	$(168,095)	$297,215
Shares outstanding	554,071				554,071
Net asset value per share	$0.54				$0.54

See accompanying notes to the financial statements.

3

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidating Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Noncontrolling Interest	Eliminations	Consolidated Totals
Investment Income:
Interest	$—	$—	$—	$—	$—
Dividends	17	—	—	—	17
Total income	17	—	—	—	17
Expenses:
Custodian and transfer agent fees	552	13,156	—	—	13,708
Audit and tax fees	28,888	6,808	—	—	35,696
Legal fees	184	21,160	—	—	21,344
Trustees fees and related expenses (Note 5)	5	—	—	—	5
Miscellaneous	16	848	—	—	864
Total expenses	29,645	41,972	—	—	71,617
Fees and expenses reimbursed by Manager (Note 5)	(29,454)	(20,811)	—	—	(50,265)
Expense Reduction (Note 2)	(62)	(111)			(173)
Net expenses	129	21,050	—	—	21,179
Net income (loss)	(112)	(21,050)	—	—	(21,162)
Noncontrolling interest in subsidiary net income (loss)	—	—	11,162	—	11,162
Net investment income (loss) after noncontrolling interest	(112)	(21,050)	11,162	—	(10,000)
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	—	—	—	—
Realized gains distributions from affiliated issuers	—	—	—	—	—
Net realized gain (loss)	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(9,888)	—	—	9,888	—
Net unrealized gain (loss)	(9,888)	—	—	9,888	—
Net realized and unrealized gain (loss)	(9,888)	—	—	9,888	—
Noncontrolling interest in subsidiary's realized and unrealized gain (loss)	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$(10,000)	$(21,050)	$11,162	$9,888	$(10,000)

See accompanying notes to the financial statements.

4

GMO Special Purpose Holding Fund
(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss) after noncontrolling interest	$(10,000)	$(99,620)
Net realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	—	—
	(10,000)	(99,620)
Noncontrolling interest in realized and unrealized gain (loss)	—	—
Net increase (decrease) in net assets from operations	(10,000)	(99,620)
Cash distributions to shareholders	—	—
	—	—
Fund share transactions: (Note 9)
Proceeds from sale of shares	—	—
Cost of shares repurchased	—	—
Net increase (decrease) from Fund share transactions	—	—
Total increase (decrease) in net assets	(10,000)	(99,620)
Net assets:
Beginning of period	307,215	406,835
End of period	$297,215	$307,215

See accompanying notes to the financial statements.

5

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29
	(Unaudited)		2010(a)		2009	2008		2007	2006
Net asset value, beginning of period	$0.55		$0.73		$1.26	$1.41		$8.22	$15.51
Income from investment operations:
Net investment income (loss)†	(0.01)		(0.18)		0.00 (b)	0.06		0.02	(0.08)
Net realized and unrealized gain (loss)	0.00		—		1.73	6.28		41.16	8.57
Total from investment operations	(0.01)		(0.18)		1.73	6.34		41.18	8.49
Less distributions to shareholders:
From cash distributions	—		—		(2.26)	(6.49)		(47.99)	(15.78)
Total distributions	—		—		(2.26)	(6.49)		(47.99)	(15.78)
Net asset value, end of period	$0.54		$0.55		$0.73	$1.26		$1.41	$8.22
Total Return(c)(d)	(1.82	)%**	(24.66)%		137.67%	517.54%		3613.95%	124.75%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$297		$307		$407	$697		$780	$4,553
Net expenses to average daily net assets	10.79	%(e)*	27.55	%(e)	0.81%	0.00	%(f)	0.85%	1.26%
Net investment income to average daily net assets	(6.63	)%*	(27.38)%		0.25%	3.91%		1.05%	(0.65)%
Portfolio turnover rate	0	%**	0%		0%	0%		0%	0%
Fees and expenses reimbursed by the Manager to average daily net assets:	30.01	%*	25.66%		15.56%	8.84%		3.74%	1.39%

(a)  For the year ended February 28, 2010, the Fund's financial results are reflective of a legal expense adjustment related to pending litigation against various entities related to the default of the NPF Securities. See Note 1.

(b)  Net investment income (loss) was less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(d)  Had the effect of reinvested distributions not been assumed and income from investment operations been retained, the total returns would have been (0.01)% for the six months ended August 31, 2010, and (0.20)%, 1.93%, 7.61%, 97.84%, and 25.27% for the fiscal years ended 2010, 2009, 2008, 2007, and 2006, respectively.

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Net expenses as a percentage of average daily net assets was less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Special Purpose Holding Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund's investments consist primarily of: (i) units of GMO SPV I, LLC ("SPV"), a special purpose vehicle that holds an interest in liquidating trusts (described below) related to certain defaulted asset-backed securities (the "NPF Securities") issued by NPF VI, Inc. and NPF XII, Inc. (the "Issuers"), and (ii) cash and cash items. The Fund expects that any new investments will be made primarily in cash, cash items, and high quality debt securities.

As noted above, one of the Fund's principal investments are units of SPV, which in turn holds an interest in liquidating trusts related to the NPF Securities. In November 2002, National Century Financial Enterprises ("NCFE"), which organized and administered the Issuers and the NPF Securities, defaulted on its obligations with respect to the NPF Securities (health care asset-backed receivables). The NPF Securities had been acquired by the Fund prior to this default. NCFE and its affiliates are alleged to have violated the terms of the bonds' indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of receivables purchased. NCFE, its affiliated operations (including the Issuers), and many of the health care providers declared bankruptcy.

In November 2002, the NPF Securities were transferred to SPV to facilitate the redemption of the NPF Securities in-kind, if necessary, to protect the interests of non-redeeming shareholders. In connection with the Fund's placement of the NPF Securities in SPV, the Fund assigned to SPV the right to any proceeds received in connection with any claims or actions against various parties arising out of the Fund's purchase of the NPF Securities (including those described below). The Fund's pro rata portion of the costs associated with the Fund's attempted recovery of losses associated with the NPF Securities will be borne by the Fund, subject to a priority reimbursement of such costs by SPV in the event SPV receives any proceeds in connection with any claims or actions.

In 2003, the Fund joined with certain other holders of the NPF Securities in filing a lawsuit against certain parties related to the NCFE offerings, including the indenture trustees, underwriters, and certain other parties. In April 2004, a plan of liquidation was approved by the bankruptcy court with respect to NCFE

7

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

and its affiliated operations (including the Issuers). Pursuant to such plan, SPV received cash distributions, which were distributed, less expenses, to holders of SPV, including the Fund. SPV also received interests in liquidating trusts, which it continues to hold. In July 2005 and April 2006, the Fund entered into settlement agreements with two of the defendants in the lawsuit and received (through its investment in SPV) cash settlements in connection therewith. Litigation against the remaining defendants continues at this time.

The cash items and high quality debt securities in which the Fund may invest may include securities issued by the U.S. government and agencies thereof (including securities neither guaranteed nor insured by the U.S. government), bankers' acceptances, commercial paper, bank certificates of deposit, and money market mutual funds. The Fund is also permitted to invest in debt securities of any quality or type, including governmental and corporate and other private issuers.

The Fund is presently closed to new subscriptions and additional investments from existing shareholders. The Fund's shares are held by other GMO Funds and certain other accredited investors.

The Fund has litigation pending against various entities related to the default of certain of the NPF Securities. For the period ended August 31, 2010, the Fund received no distributions in conjunction with settlement agreements related to the default of those securities. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the Fund and its majority owned investment in SPV. The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of participants in SPV other than the Fund are recorded as a "Noncontrolling Interest". All significant interfund accounts and transactions have been eliminated in consolidation.

8

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, 0.00% of the net assets of the Fund were valued using fair value prices. The Fund classifies such securities as Level 3.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund considered interests related to bankruptcy proceedings to be worthless.

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)*		Total
Debt Obligations	$—	$—	$0	*	$—
Short-Term Investments	29,127	—	—		29,127
Total Investments	$29,127	$—	$—		$29,127

*  Represents the interest in securities that are defaulted and have no value at August 31, 2010 or February 28, 2010.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for U.S. federal and state income taxes is reflected in the accompanying financial statements. SPV is also treated as a partnership for U.S. federal income tax purposes and is subject to the same rules as the Fund with respect to the U.S. federal taxation of partnerships.

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$29,127	$—	$—	$—

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with

10

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Distributions

Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders.

The Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than distributions made in partial or complete redemption of shareholders interests in the Fund, are reported in the Fund's financial statements as cash distributions to shareholders.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Coupon income is not recognized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment

11

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Litigation-Related Risk — The ultimate amount of the Fund's recovery (through its investment in SPV) of losses on the defaulted NPF Securities and the total costs the Fund may incur with respect to its funding of litigation related to the NPF Securities is unknown at this time. Therefore, the Fund is subject to the risk that SPV may ultimately be unable to recover certain losses related to the NPF Securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Liquidity risk is particularly pronounced for the Fund due to the nature and size of its investment in the NPF Securities (through the SPV). The Fund may be exposed (through the SPV) to the NPF Securities for an indefinite period of time and may experience a substantial loss in the event the SPV sells the NPF Securities.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Credit Risk — This is the risk that the issuer or guarantor of a fixed income security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Other principal risks of an investment in the Fund include Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally) and Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

12

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's total annual operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Fund's contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $5 and $1, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2010.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 61.72% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.95% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Shares sold	—	—
Shares repurchased	—	—
Net (decrease)/increase	—	—
Fund shares:
Beginning of period	554,071	554,071
End of period	554,071	554,071

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various statistical methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees took note of the fact that the Fund serves as a limited purpose holding vehicle. The Trustees also took into account the time and attention devoted by the Manager and the experience of the personnel responsible for managing the Fund. The Trustees considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees noted that, because of the limited nature of the Fund's investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund's performance.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the extent and quality of the resources, including human resources, brought to bear by the Manager, the Manager's record with respect to regulatory compliance and compliance with the investment policies of the funds of the Trust and the

15

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees).

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

16

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	10.79%	$1,000.00	$981.80	$53.90
2) Hypothetical	10.79%	$1,000.00	$970.81	$53.60

*  Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

GMO Special Situations Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO Special Situations Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Mutual Funds	86.9%
Short-Term Investments	8.6
Debt Obligations	5.9
Swaps	1.0
Common Stocks	0.5
Forward Currency Contracts	(1.4)
Other	(1.5)
100.0%

1

GMO Special Situations Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		COMMON STOCKS — 0.5%
		Canada — 0.3%
	689,896	Timberwest Forest Corp *	2,562,000
		China — 0.2%
	27,700	China Mobile Ltd Sponsored ADR	1,421,564
		TOTAL COMMON STOCKS (COST $4,238,055)	3,983,564
		DEBT OBLIGATIONS — 5.9%
		Convertible Debt — 0.3%
CAD	2,001,147	Timberwest Forest Corp, 9.00%, due 02/11/14	2,345,791
		Corporate Debt — 5.6%
	26,350,000	CIT Group, Inc., 7.00%, due 05/01/13	26,052,245
	16,780,000	CIT Group, Inc., 7.00%, due 05/01/14	16,348,754
		Total Corporate Debt	42,400,999
		TOTAL DEBT OBLIGATIONS (COST $45,036,607)	44,746,790
		MUTUAL FUNDS — 86.9%
		Affiliated Issuers — 86.9%
	26,359,923	GMO U.S. Treasury Fund	658,998,079
		TOTAL MUTUAL FUNDS (COST $659,091,733)	658,998,079

See accompanying notes to the financial statements.

2

GMO Special Situations Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.6%
	Money Market Funds — 8.6%
65,269,846	State Street Institutional Treasury Money Market Fund-Institutional Class	65,269,846
	TOTAL SHORT-TERM INVESTMENTS (COST $65,269,846)	65,269,846
	TOTAL INVESTMENTS — 101.9% (Cost $773,636,241)	772,998,279
	Other Assets and Liabilities (net) — (1.9%)	(14,780,778)
	TOTAL NET ASSETS — 100.0%	$758,217,501

See accompanying notes to the financial statements.

3

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(98,056,788)
Average interest rate	0.24%
Maximum balance outstanding	$(114,905,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
11/12/10	Deutsche Bank AG	KRW	44,702,010,000	$37,142,826	$(740,234)
11/12/10	Barclays	KRW	89,932,635,000	74,724,877	(1,023,921)
11/12/10	Bank of New York Mellon	KRW	45,230,625,000	37,582,051	(315,414)
10/22/10	Brown Brothers Harriman & Co.	SGD	103,603,950	76,430,721	(42,740)
10/22/10	Deutsche Bank AG	SGD	104,131,800	76,820,126	418,911
				$302,700,601	$(1,703,398)
Sales #
10/22/10	Bank of New York Mellon	AUD	3,375,022	$2,985,028	$15,860
10/22/10	Barclays	AUD	3,375,000	2,985,008	17,122
10/22/10	Deutsche Bank AG	JPY	8,583,840,000	102,231,611	(2,231,611)
10/22/10	Morgan Stanley	JPY	3,292,047,450	39,207,547	(957,547)
10/22/10	Brown Brothers Harriman & Co.	JPY	3,293,248,500	39,221,852	(971,852)
10/22/10	Bank of New York Mellon	JPY	6,537,384,000	77,858,778	(1,358,778)
10/22/10	Royal Bank Of Scotland PLC	JPY	3,248,228,250	38,685,670	(435,670)
10/22/10	Bank Of America	JPY	4,549,308,000	54,181,239	(1,181,239)
10/22/10	Barclays	JPY	6,557,541,750	78,098,853	(1,598,853)
10/22/10	State Street Bank & Trust Co.	JPY	3,245,895,000	38,657,882	(407,882)
				$474,113,468	$(9,110,450)

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

4

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Future Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
4,400,000	EUR	12/18/2015	Deutsche Bank AG	Depreciation of	Appreciation of	$411,856
				EURO STOXX 50	EURO STOXX 50
				December 2015	December 2015
				Dividend Future	Dividend Future
8,880,000	EUR	12/16/2016	Morgan Stanley	Depreciation of EURO STOXX 50 December 2016 Dividend Future	Appreciation of EURO STOXX 50 December 2016 Dividend Future	937,765
9,125,000	EUR	12/15/2017	Morgan Stanley	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	893,412
2,585,250	EUR	12/15/2017	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	87,250
2,663,701	EUR	12/21/2018	Morgan Stanley	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	32,314
547,500	EUR	12/21/2018	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(62,729)
789,000	EUR	12/21/2018	Morgan Stanley	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(53,225)
275,860	EUR	12/21/2018	Morgan Stanley	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(21,417)

See accompanying notes to the financial statements.

5

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
904,250	EUR	12/21/2018	Morgan Stanley	Depreciation of	Appreciation of	$(35,192)
				EURO STOXX 50	EURO STOXX 50
				December 2018	December 2018
				Dividend Future	Dividend Future
3,037,500	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	24,712
2,937,000	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	152,071
5,587,500	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	667,208
881,250	EUR	12/20/2019	Morgan Stanley	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(148,268)
552,500	EUR	12/20/2019	Deutsche Bank AG	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(54,492)
						$2,831,265
					Premiums to (Pay) Receive	$—

Forward Starting Dividend Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
1,862,500	EUR	12/20/2013	12/19/2014	Barclays	25,000 EUR for	25,000 EUR for
					every 1 dividend	every 1 dividend
					EURO STOXX	EURO STOXX
					50 Index point	50 Index point
					decrease in the	increase in the
					actual dividends	actual dividends
					from the	from the
					Fixed Strike	Fixed Strike	$571,150

See accompanying notes to the financial statements.

6

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
3,787,500	EUR	12/20/2013	12/19/2014	Barclays	50,000 EUR for	50,000 EUR for
					every 1 dividend	every 1 dividend
					EURO STOXX	EURO STOXX
					50 Index point	50 Index point
					decrease in the	increase in the
					actual dividends	actual dividends
					from the	from the
					Fixed Strike	Fixed Strike	$1,068,317
3,910,000	EUR	12/20/2013	12/19/2014	BNP Paribas	50,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	50,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	923,310
1,987,500	EUR	12/19/2014	12/18/2015	Barclays	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	432,848
2,020,000	EUR	12/18/2015	12/16/2016	Barclays	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	432,344
5,436,000	EUR	12/16/2016	12/15/2017	BNP Paribas	60,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	60,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	503,714

See accompanying notes to the financial statements.

7

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
2,072,500	EUR	12/15/2017	12/21/2018	Barclays	25,000 EUR for	25,000 EUR for
					every 1 dividend	every 1 dividend
					EURO STOXX	EURO STOXX
					50 Index point	50 Index point
					decrease in the	increase in the
					actual dividends	actual dividends
					from the	from the
					Fixed Strike	Fixed Strike	$441,230
2,065,000	EUR	12/15/2017	12/21/2018	Barclays	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	449,156
2,062,500	EUR	12/15/2017	12/21/2018	BNP Paribas	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	451,798
1,007,000	EUR	12/15/2017	12/21/2018	BNP Paribas	10,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	10,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(11,625)
3,039,000	EUR	12/21/2018	12/20/2019	BNP Paribas	30,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	30,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	18,432

See accompanying notes to the financial statements.

8

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
1,815,000	EUR	12/21/2018	12/20/2019	BNP Paribas	15,000 EUR for	15,000 EUR for
					every 1 dividend	every 1 dividend
					EURO STOXX	EURO STOXX
					50 Index point	50 Index point
					decrease in the	increase in the
					actual dividends	actual dividends
					from the	from the
					Fixed Strike	Fixed Strike	$(293,374)
2,754,000	EUR	12/21/2018	12/20/2019	BNP Paribas	22,500 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	22,500 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(472,317)
1,289,600	EUR	12/21/2018	12/20/2019	BNP Paribas	10,400 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from the Fixed Strike	10,400 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from the Fixed Strike	(235,355)
$4,279,628
						Premiums to (Pay) Receive	$—

See accompanying notes to the financial statements.

9

GMO Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Market Value
29,468,941	USD	8/22/2011	BNP Paribas	MSCI Daily Total	3 Month LIBOR	$702,562
				Return Net
				Emerging Markets
				China USD
						$702,562
					Premiums to (Pay) Receive	$—

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

*  Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

JPY - Japanese Yen

KRW - South Korean Won

SGD - Singapore Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

10

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $114,544,508) (Note 2)	$114,000,200
Investments in affiliated issuers, at value (cost $659,091,733) (Notes 2 and 10)	658,998,079
Foreign currency, at value (cost $1,125,269) (Note 2)	1,110,337
Receivable for Fund shares sold	2,874,932
Dividends and interest receivable	503,118
Unrealized appreciation on open forward currency contracts (Note 4)	451,893
Receivable for open swap contracts (Note 4)	9,201,449
Receivable for expenses reimbursed by Manager (Note 5)	14,012
Total assets	787,154,020
Liabilities:
Payable for investments purchased	15,930,953
Payable to affiliate for (Note 5):
Management fee	241,298
Shareholder service fee	38,049
Trustees and Chief Compliance Officer of GMO Trust fees	659
Unrealized depreciation on open forward currency contracts (Note 4)	11,265,741
Payable for open swap contracts (Note 4)	1,387,994
Accrued expenses	71,825
Total liabilities	28,936,519
Net assets	$758,217,501

See accompanying notes to the financial statements.

11

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets attributable to:
Class III shares	$26,596,536
Class VI shares	$731,620,965
Shares outstanding:
Class III	1,000,562
Class VI	27,434,354
Net asset value per share:
Class III	$26.58
Class VI	$26.67

See accompanying notes to the financial statements.

12

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$1,951,872
Dividends from affiliated issuers (Note 10)	254,402
Dividends (net of withholding taxes of $3,928)	40,841
Total investment income	2,247,115
Expenses:
Management fee (Note 5)	1,042,638
Shareholder service fee – Class III (Note 5)	16,463
Shareholder service fee – Class VI (Note 5)	148,951
Interest expense (Note 2)	88,513
Audit and tax fees	39,100
Custodian, fund accounting agent and transfer agent fees	25,576
Legal fees	22,540
Trustees fees and related expenses (Note 5)	4,530
Miscellaneous	3,495
Total expenses	1,391,806
Fees and expenses reimbursed by Manager (Note 5)	(77,004)
Net expenses	1,314,802
Net investment income (loss)	932,313
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	9,732,893
Realized gains distributions from affiliated issuers (Note 10)	42,519
Closed swap contracts	(2,603,317)
Foreign currency, forward contracts and foreign currency related transactions	(142,617)
Net realized gain (loss)	7,029,478
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,268,369)
Investments in affiliated issuers	(17)
Open swap contracts	(11,486,238)
Foreign currency, forward contracts and foreign currency related transactions	(10,829,413)
Net unrealized gain (loss)	(24,584,037)
Net realized and unrealized gain (loss)	(17,554,559)
Net increase (decrease) in net assets resulting from operations	$(16,622,246)

See accompanying notes to the financial statements.

13

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$932,313	$4,475,304
Net realized gain (loss)	7,029,478	(989,540)
Change in net unrealized appreciation (depreciation)	(24,584,037)	21,204,039
Net increase (decrease) in net assets from operations	(16,622,246)	24,689,803
Net share transactions (Note 9):
Class III	9,951,647	(4,534,110)
Class VI	399,598,411	(1,379,981)
Increase (decrease) in net assets resulting from net share transactions	409,550,058	(5,914,091)
Total increase (decrease) in net assets	392,927,812	18,775,712
Net assets:
Beginning of period	365,289,689	346,513,977
End of period	$758,217,501	$365,289,689

See accompanying notes to the financial statements.

14

GMO Special Situations Fund

(A Series of GMO Trust)

Statement of Cash Flows — Year Ended August 31, 2010

Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(16,622,246)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	24,584,037
Net realized (gain) loss	(7,029,478)
Net amortization of discount and premium	(1,706,099)
Investments purchased	(639,919,042)
Proceeds from sale of investments	335,531,767
Short term investments, net	(943,344)
Realized gain distributions from affiliated issuers	42,519
Other proceeds (cost):
Swap contracts	(2,603,317)
Foreign currency, forward contracts and foreign currency related transactions	(158,182)
Changes in assets and liabilities:
(Increase) decrease in receivable for expenses reimbursed by Manager	7,156
(Increase) decrease in dividends and interest receivable	(392,030)
Increase (decrease) in payable to affiliate for:
Management fee	140,412
Shareholder service fee payable	21,784
Trustee and Chief Compliance Officer of GMO Trust fees	12
Increase (decrease) in accrued expenses	(12,663)
Net cash provided by (used in) operating activities	(309,058,714)
Cash flows from financing activities:
Proceeds from shares sold	422,079,657
Shares repurchased	(4,404,531)
Increase (decrease) in payable for reverse repurchase agreements	(107,506,075)
Net cash provided by (used in) financing activities	310,169,051
Net increase in cash	1,110,337
Cash and cash equivalents, beginning of period	—
Cash and cash equivalents, end of period	$1,110,337

See accompanying notes to the financial statements.

15

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29
	(Unaudited)		2010	2009	2008(a)
Net asset value, beginning of period	$27.47		$25.47	$21.32	$20.09
Income (loss) from investment operations:
Net investment income (loss)†	0.04		0.33	0.26	0.31
Net realized and unrealized gain (loss)	(0.93)		1.67	3.89	0.92
Total from investment operations	(0.89)		2.00	4.15	1.23
Net asset value, end of period	$26.58		$27.47	$25.47	$21.32
Total Return(b)	(3.24	)%**	7.85%	19.47%	6.12	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$26,597		$17,332	$20,366	$88,204
Net operating expenses to average daily net assets	0.53	%(c)*	0.53%	0.52%	0.53	%*
Interest expense to average daily net assets	0.03	%*	0.03%	—	—
Total net expenses to average daily net assets	0.56	%(c)*	0.56%	0.52%	0.53	%*
Net investment income (loss) to average daily net assets	0.32	%*	1.24%	1.20%	2.71	%*
Portfolio turnover rate	71	%**	15%	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.04%	0.03%	0.05	%*

(a)  Period from August 13, 2007 (commencement of operations) through February 29, 2008.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Special Situations Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29
	(Unaudited)		2010	2009	2008(a)
Net asset value, beginning of period	$27.55		$25.51	$21.33	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.05		0.36	0.23	0.34
Net realized and unrealized gain (loss)	(0.93)		1.68	3.95	0.99
Total from investment operations	(0.88)		2.04	4.18	1.33
Net asset value, end of period	$26.67		$27.55	$25.51	$21.33
Total Return(b)	(3.19	)%**	8.00%	19.60%	6.65	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$731,621		$347,957	$326,148	$593,131
Net operating expenses to average daily net assets	0.43	%(c)*	0.44%	0.43%	0.43	%*
Interest expense to average daily net assets	0.03	%*	0.03%	—	—
Total net expenses to average daily net assets	0.46	%(c)*	0.47%	0.43%	0.43	%*
Net investment income (loss) to average daily net assets	0.33	%*	1.35%	1.03%	2.84	%*
Portfolio turnover rate	71	%**	15%	62%	0	%††**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.05%	0.03%	0.05	%*

(a)  Period from July 31, 2007 (commencement of operations) through February 29, 2008.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover rate of the Fund for the period from July 31, 2007 (commencement of operations) through February 29, 2008.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Special Situations Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The investment objectives of the Fund are capital appreciation and capital preservation. The Fund is not intended to serve as a standalone investment product and is available only for investment by other GMO Funds and other GMO asset allocation clients.

The Manager plans to pursue the Fund's investment objectives by implementing investment strategies that complement long-only investments in global equities and fixed income instruments. The Fund may have long or short exposure to foreign and U.S. equity securities (including both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment.

In managing the Fund's strategy, the Manager employs proprietary quantitative investment models and fundamental judgment for the selection of derivatives and other investments and portfolio construction. The models use one or more independent, though possibly concentrated or focused, strategies for selection of investments. The Manager also may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

In pursuing its investment objectives, the Fund is permitted to use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets. The Fund may elect to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services. The Fund does

18

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek "relative" return).

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund ("underlying funds"). The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

Throughout the year ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

Currently, shares of the Fund are not publicly offered and are principally available for purchase by other GMO Funds and certain other accredited investors.

The Fund currently limits subscriptions.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the

19

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Canada	$2,562,000	$—	$—	$2,562,000
China	1,421,564	—	—	1,421,564
TOTAL COMMON STOCKS	3,983,564	—	—	3,983,564
Debt Obligations
Convertible Debt	—	2,345,791	—	2,345,791
Corporate Debt	—	42,400,999	—	42,400,999
TOTAL DEBT OBLIGATIONS	—	44,746,790	—	44,746,790

20

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$658,998,079	$—	$—	$658,998,079
Short-Term Investments	65,269,846	—	—	65,269,846
Total Investments	728,251,489	44,746,790	—	772,998,279
Derivatives
Forward Currency Contracts Foreign Exchange risk	—	451,893	—	451,893
Swap Agreements Equity risk	—	9,201,449	—	9,201,449
Total	$728,251,489	$54,400,132	$—	$782,651,621

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts Foreign Exchange risk	$—	$(11,265,741)	$—	$(11,265,741)
Swap Agreements Equity risk	—	(1,387,994)	—	(1,387,994)
Total	$—	$(12,653,735)	$—	$(12,653,735)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

21

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. The Fund had no reverse repurchase agreements outstanding at the end of the period.

22

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. The Fund had no inflation-indexed bonds outstanding at the end of the period.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for U.S. federal and state income taxes is reflected in the accompanying financial statements. Effective on March 1, 2009, the Fund was required to maintain a tax year-end of December 31.

Taxes on foreign interest and dividend income are generally withheld at the statutory rate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

23

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$773,636,241	$73,347	$(711,309)	$(637,962)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the periods ended February 28, 2008 through the current year.

Distributions

Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates).

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

24

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Customized Investment Program Risk — Because the Fund is intended to complement the Manager's asset allocation strategies, the risks associated with the Fund's investments often will be far greater (and investment returns may be far more volatile) than if the Fund served as a stand-alone investment vehicle.

• Management and Operational Risk — The Fund runs the risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations. In addition, management risk may be particularly pronounced for the Fund because the Fund does not seek to control risk relative to a particular securities market index or benchmark.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk. The risks of derivatives are particularly pronounced for Fund because it uses a variety of exchange-traded and over-the-counter derivatives to implement its investment program.

25

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Leveraging Risk — The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. The Fund is not limited in the extent to which it uses derivatives. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

26

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

Other principal risks of an investment in the Fund include Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

27

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

28

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and manage against anticipated currency exchange rate changes. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

29

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the

30

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

31

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that the collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

32

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust exposure to certain securities markets, hedge some or all of the broad market exposure of the assets in which the Fund invests and manage the duration of the portfolio. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Unrealized appreciation on forward currency contracts	$—	$451,893	$—	$—	$—	$451,893
Unrealized appreciation on swap agreements	—	—	—	9,201,449	—	9,201,449
Total	$—	$451,893	$—	$9,201,449	$—	$9,653,342
Liabilities:
Unrealized depreciation on forward currency contracts	$—	$(11,265,741)	$—	$—	$—	$(11,265,741)
Unrealized depreciation on swap agreements	—	—	—	(1,387,994)	—	(1,387,994)
Total	$—	$(11,265,741)	$—	$(1,387,994)	$—	$(12,653,735)

33

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Forward currency contracts	$—	$(57,163)	$—	$—	$—	$(57,163)
Swap contracts	(790,000)	—	—	(1,813,317)	—	(2,603,317)
Total	$(790,000)	$(57,163)	$—	$(1,813,317)	$—	$(2,660,480)
Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$—	$(10,813,848)	$—	$—	$—	$(10,813,848)
Swap contracts	(9,752,826)	—	—	(1,733,412)	—	(11,486,238)
Total	$(9,752,826)	$(10,813,848)	$—	$(1,733,412)	$—	$(22,300,086)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (forward currency contracts), or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Swap Agreements
Average amount outstanding	$113,466,875	$231,142,540

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.37% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's total annual operating expenses that exceed 0.37% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means

34

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $4,530 and $1,564, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.002%	0.000%	0.002%

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$183,111,312	$326,734,640
Investments (non-U.S. Government securities)	472,720,254	8,840,185

35

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 95.69% of the outstanding shares of the Fund were held by four shareholders, each holding more than 10% of the Fund's outstanding shares. Three of the shareholders are other funds of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	397,083	$10,701,664	396,101	$10,547,554
Shares repurchased	(27,403)	(750,017)	(564,948)	(15,081,664)
Net increase (decrease)	369,680	$9,951,647	(168,847)	$(4,534,110)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	14,936,403	$403,252,925	2,263,532	$61,077,132
Shares repurchased	(134,244)	(3,654,514)	(2,417,320)	(62,457,113)
Net increase (decrease)	14,802,159	$399,598,411	(153,788)	$(1,379,981)

36

GMO Special Situations Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$234,092,480	$424,905,616	$—	$254,402	$42,519	$658,998,079
Totals	$234,092,480	$424,905,616	$—	$254,402	$42,519	$658,998,079

37

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered that the Fund's performance is intended to complement other strategies offered by the Manager and noted that the Fund does not seek to control risk relative to a particular securities market index or benchmark, and that the Fund does not seek to outperform a particular securities market index or blend of market

38

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

indices. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

39

GMO Special Situations Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

40

GMO Special Situations Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.56%	$1,000.00	$967.60	$2.78
2) Hypothetical	0.56%	$1,000.00	$1,022.38	$2.85
Class VI
1) Actual	0.46%	$1,000.00	$968.10	$2.28
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

41

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.7%
Short-Term Investments	14.9
Options Purchased	5.7
Loan Participations	0.2
Loan Assignments	0.1
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.0)
Futures Contracts	(0.4)
Swap Agreements	(0.4)
Reverse Repurchase Agreements	(1.6)
Written Options	(5.3)
Other	0.1
100.0%
Country / Region Summary**	% of Investments
Australia	48.9%
United States	43.9
New Zealand	7.7
Emerging***	1.8
Euro Region****	0.6
Norway	0.0
Sweden	0.0
Japan	0.0
Canada	0.0
Denmark	0.0
South Africa	0.0
United Kingdom	(0.2)
Switzerland	(2.7)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts. The table is based on duration adjusted exposures, taking into account the market value of securities and the notional amounts of swaps and other derivative contracts. Duration is based on the Manager's models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures (both positive and negative) are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security.

***  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

****  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

1

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Shares / Contracts	Description	Value ($)
	DEBT OBLIGATIONS — 5.4%
	United States — 5.4%
	U.S. Government
78,244,613	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (b)	79,216,567
33,000,000	U.S. Treasury Note, 1.38%, due 01/15/13	33,618,750
	Total United States	112,835,317
	TOTAL DEBT OBLIGATIONS (COST $112,574,973)	112,835,317
	MUTUAL FUNDS — 92.7%
	United States — 92.7%
	Affiliated Issuers
7,397,456	GMO Emerging Country Debt Fund, Class IV	70,201,857
96,859,391	GMO Short-Duration Collateral Fund	1,131,317,683
8,324,633	GMO U.S. Treasury Fund	208,115,835
23,773,633	GMO World Opportunity Overlay Fund	527,061,451
	Total United States	1,936,696,826
	TOTAL MUTUAL FUNDS (COST $2,092,151,303)	1,936,696,826
	OPTIONS PURCHASED — 3.4%
	Options on Futures — 3.4%
20,000	Euro Dollar Futures Options Call, Expires 09/10/10, Strike 98.38	47,750,000
20,000	Euro Dollar Futures Options Call, Expires 09/10/10, Strike 98.88	22,750,000
	Total Options on Futures	70,500,000
	TOTAL OPTIONS PURCHASED (COST $13,080,000)	70,500,000

See accompanying notes to the financial statements.

2

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%
	Money Market Funds — 0.2%
4,906,616	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	4,906,616
	U.S. Government — 0.9%
13,400,000	U.S. Treasury Bill, 0.21%, due 06/30/11 (a) (c)	13,376,389
6,100,000	U.S. Treasury Bill, 0.23%, due 07/28/11 (a) (c)	6,087,587
	Total U.S. Government	19,463,976
	TOTAL SHORT-TERM INVESTMENTS (COST $24,365,380)	24,370,592
	TOTAL INVESTMENTS — 102.6% (Cost $2,242,171,656)	2,144,402,735
	Other Assets and Liabilities (net) — (2.6%)	(53,937,103)
	TOTAL NET ASSETS — 100.0%	$2,090,465,632

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
	Buys
8,445	Australian Government Bond 10 Yr.	September 2010	$825,126,378	$18,941,398
17,300	Euro Dollar 90 Day	March 2011	4,304,456,250	21,353,100
850	Federal Funds 30 Day	September 2010	353,539,739	(1,853)
			$5,483,122,367	$40,292,645
	Sales
17,300	Euro Dollar 90 Day	March 2012	$4,282,615,000	$(39,331,988)

See accompanying notes to the financial statements.

3

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2010 is as follows:

	Contract Amounts	Expiration Date		Description	Premiums	Market Value
Call	40,000	9/10/2010	USD	Euro Dollar Future Option Call, Strike 98.63	$(10,420,000)	$(70,500,000)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
100,000,000	AUD	8/25/2020	Barclays	Receive	5.27%	6 Month AUD	$581,876
							Bank Bill Rate
200,000,000	AUD	8/26/2020	Morgan Stanley	Receive	5.26%	6 Month AUD Bank Bill Rate	1,022,593
200,000,000	AUD	8/30/2020	Morgan Stanley	Receive	5.25%	6 Month AUD Bank Bill Rate	855,536
100,000,000	NZD	7/14/2015	Barclays	Receive	4.87%	3 Month NZD Bank Bill Rate	2,035,570
100,000,000	NZD	7/15/2015	Barclays	Receive	4.86%	3 Month NZD Bank Bill Rate	1,999,392
100,000,000	NZD	7/15/2015	Citigroup	Receive	4.85%	3 Month NZD Bank Bill Rate	1,976,441
125,000,000	NZD	7/16/2015	Merrill Lynch	Receive	4.86%	3 Month NZD Bank Bill Rate	2,514,066
900,000,000	USD	9/22/2012	Citigroup	(Pay)	1.23%	3 Month USD LIBOR	(9,682,478)
1,510,000,000	USD	11/13/2012	Merrill Lynch	(Pay)	0.78%	3 Month USD LIBOR	(877,955)
381,000,000	USD	9/22/2015	Citigroup	Receive	2.43%	3 Month USD LIBOR	15,314,146
630,000,000	USD	11/13/2015	Merrill Lynch	Receive	1.75%	3 Month USD LIBOR	2,273,153
							$18,012,340
						Premiums to (Pay) Receive	$—

#  Receive - Fund receives fixed rate and pays variable rate.
  (Pay) - Fund pays fixed rate and receives variable rate.

See accompanying notes to the financial statements.

4

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

(a)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts (Note 4).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

NZD - New Zealand Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $150,020,353) (Note 2)	$207,705,909
Investments in affiliated issuers, at value (cost $2,092,151,303) (Notes 2 and 10)	1,936,696,826
Receivable for investments sold	9,500,000
Dividends and interest receivable	787,346
Receivable for variation margin on open futures contracts (Note 4)	2,346,824
Interest receivable for open swap contracts	630,341
Receivable for open swap contracts (Note 4)	28,572,773
Receivable for expenses reimbursed by Manager (Note 5)	67,852
Total assets	2,186,307,871
Liabilities:
Payable for Fund shares repurchased	14,000,000
Payable for open swap contracts	10,560,433
Payable to affiliate for (Note 5):
Management fee	441,554
Shareholder service fee	107,764
Trustees and Chief Compliance Officer of GMO Trust fees	3,792
Payable to broker for futures contracts	26,297
Written options outstanding, at value (premiums $10,420,000) (Note 4)	70,500,000
Accrued expenses	202,399
Total liabilities	95,842,239
Net assets	$2,090,465,632
Net assets consist of:
Paid-in capital	$2,511,414,232
Distributions in excess of net investment income	(151,157,242)
Accumulated net realized loss	(130,915,278)
Net unrealized depreciation	(138,876,080)
$2,090,465,632
Net assets attributable to:
Class III shares	$119,205,621
Class VI shares	$1,971,260,011
Shares outstanding:
Class III	7,547,631
Class VI	124,910,006
Net asset value per share:
Class III	$15.79
Class VI	$15.78

See accompanying notes to the financial statements.

6

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$13,496,106
Interest	762,804
Dividends	3,593
Total investment income	14,262,503
Expenses:
Management fee (Note 5)	2,635,244
Shareholder service fee – Class III (Note 5)	98,812
Shareholder service fee – Class VI (Note 5)	543,523
Custodian, fund accounting agent and transfer agent fees	125,212
Legal fees	58,604
Audit and tax fees	31,464
Trustees fees and related expenses (Note 5)	22,267
Registration fees	920
Miscellaneous	18,768
Total expenses	3,534,814
Fees and expenses reimbursed by Manager (Note 5)	(220,156)
Expense reductions (Note 2)	(11)
Indirectly incurred fees waived or borne by Manager (Note 3)	(143,059)
Shareholder service fee waived (Note 5)	(33,618)
Net expenses	3,137,970
Net investment income (loss)	11,124,533
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(7,781)
Realized gains distributions from affiliated issuers (Note 10)	2,134
Closed swap contracts	43,319,133
Net realized gain (loss)	43,313,486
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	57,318,705
Investments in affiliated issuers	75,215,329
Open futures contracts	960,657
Written options	(60,080,000)
Open swap contracts	24,124,747
Foreign currency, forward contracts and foreign currency related transactions	(156)
Net unrealized gain (loss)	97,539,282
Net realized and unrealized gain (loss)	140,852,768
Net increase (decrease) in net assets resulting from operations	$151,977,301

See accompanying notes to the financial statements.

7

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$11,124,533	$23,534,148
Net realized gain (loss)	43,313,486	(43,860,027)
Change in net unrealized appreciation (depreciation)	97,539,282	575,749,844
Net increase (decrease) in net assets from operations	151,977,301	555,423,965
Distributions to shareholders from (Note 2):
Net investment income
Class III	(4,758,739)	(2,903,587)
Class VI	(71,699,672)	(37,134,486)
Total distributions from net investment income	(76,458,411)	(40,038,073)
Return of capital
Class III	(2,342,796)	(59,096,731)
Class VI	(35,298,794)	(719,865,203)
Total distributions from return of capital	(37,641,590)	(778,961,934)
	(114,100,001)	(819,000,007)
Net share transactions (Note 9):
Class III	(22,731,666)	(65,616,763)
Class VI	(70,140,000)	401,982
Increase (decrease) in net assets resulting from net share transactions	(92,871,666)	(65,214,781)
Redemption fees (Notes 2 and 9):
Class III	—	42,480
Class VI	—	558,877
Increase in net assets resulting from redemption fees	—	601,357
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(92,871,666)	(64,613,424)
Total increase (decrease) in net assets	(54,994,366)	(328,189,466)
Net assets:
Beginning of period	2,145,459,998	2,473,649,464
End of period (including distributions in excess of net investment income of $151,157,242 and $85,823,364, respectively)	$2,090,465,632	$2,145,459,998

See accompanying notes to the financial statements.

8

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007(a)
Net asset value, beginning of period	$15.51		$17.37	$23.60		$25.22		$25.06
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.08		0.16	0.71		0.78		0.96
Net realized and unrealized gain (loss)	1.02		3.78	(5.70)		(1.37)		0.34
Total from investment operations	1.10		3.94	(4.99)		(0.59)		1.30
Less distributions to shareholders:
From net investment income	(0.55)		(0.27)	(1.24)		(0.97)		(1.14)
From net realized gains	—		—	—		(0.06)		—
Return of capital	(0.27)		(5.53)	—		—		—
Total distributions	(0.82)		(5.80)	(1.24)		(1.03)		(1.14)
Net asset value, end of period	$15.79		$15.51	$17.37		$23.60		$25.22
Total Return(c)	7.48	%**	27.97%	(21.20)%		(2.39)%		5.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$119,206		$139,571	$227,453		$277,879		$226,917
Net expenses to average daily net assets(d)	0.39	%(e)*	0.39%	0.40	%(e)	0.38	%(e)	0.39	%*
Net investment income (loss) to average daily net assets(b)	0.97	%*	1.01%	3.32%		3.12%		5.96	%*
Portfolio turnover rate	4	%**	35%	70%		67%		7	%††**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.03%	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts:†	—		$0.00 (f)	$0.02		—		—

(a)  Period from July 13, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees if any, which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 through February 28, 2007.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007(a)
Net asset value, beginning of period	$15.49		$17.35	$23.57		$25.22		$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.08		0.17	0.68		0.97		0.76
Net realized and unrealized gain (loss)	1.03		3.77	(5.64)		(1.55)		0.61
Total from investment operations	1.11		3.94	(4.96)		(0.58)		1.37
Less distributions to shareholders:
From net investment income	(0.55)		(0.29)	(1.26)		(1.01)		(1.15)
From net realized gains	—		—	—		(0.06)		—
Return of capital	(0.27)		(5.51)	—		—		—
Total distributions	(0.82)		(5.80)	(1.26)		(1.07)		(1.15)
Net asset value, end of period	$15.78		$15.49	$17.35		$23.57		$25.22
Total Return(c)	7.57	%**	28.00%	(21.09)%		(2.35)%		5.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,971,260		$2,005,889	$2,246,197		$5,121,698		$2,224,310
Net expenses to average daily net assets(d)	0.29	%(e)*	0.30%	0.30	%(e)	0.29	%(e)	0.29	%*
Net investment income (loss) to average daily net assets(b)	1.06	%*	1.05%	3.14%		3.87%		4.01	%*
Portfolio turnover rate	4	%**	35%	70%		67%		7	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.04	%*	0.03%	0.03%		0.04%		0.06	%*
Redemption fees consisted of the following per share amounts:†	—		$0.00 (f)	$0.02		—		—

(a)  Period from May 31, 2006 (commencement of operations) through February 28, 2007.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes redemption fees if any, which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(e)  The net expense ratio does not include the effect of expense reductions (Note 2).

(f)  Redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Strategic Fixed Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund's investment program has two principal components. One component of the investment program is designed to approximate the return of the Fund's benchmark. The second component seeks to add value relative to that benchmark by exploiting misvaluations in global markets (e.g., global interest rates, sectors, currencies, credit and emerging country debt markets) beyond those represented in the Fund's benchmark. As a result, the Fund's interest rate, sector, credit and currency exposures will differ from those of its benchmark.

The Manager uses fundamental investment techniques and quantitative models to determine the relative values of the interest rate and currency markets, to determine currency and interest rate exposures, and to identify investments the Manager believes are undervalued or are likely to provide downside protection. The Manager selects investments based on an evaluation of various factors including, but not limited to, fundamental factors such as inflation and current account positions, as well as price-based factors such as interest and exchange rates.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in fixed income securities. The term "fixed income security" refers to any fixed income security, which includes (i) obligations of an issuer to make payments of principal and/or interest on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option).

The Fund implements its investment program by investing in or holding: exchange-traded and over-the-counter ("OTC") derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts; bonds denominated in various currencies, including foreign and U.S. government securities, asset-backed securities issued by foreign governments and U.S. government agencies (including securities neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; shares of GMO Short-Duration Collateral Fund ("SDCF") (a fund that invests primarily in asset-backed securities); shares of GMO World Opportunity

11

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Overlay Fund ("Overlay Fund") (to attempt to exploit misvaluations in world interest rates, currencies and credit markets); shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); shares of GMO Debt Opportunities Fund (to seek to generate a positive return by investing in a wide variety of U.S. and foreign debt investments without regard to the credit quality of the investment); and shares of GMO U.S. Treasury Fund (for liquidity management purposes). In addition, the Fund may invest in unaffiliated money market funds.

Historically, the Fund has used derivatives and investments in other GMO Funds as the principal means to gain investment exposure. As a result, the Fund has substantial holdings of SDCF (a fund that invests primarily in asset-backed securities) and Overlay Fund (a fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF and Overlay Fund, currently has and may continue to have material exposure to below investment grade securities. This is in addition to the Fund's below investment grade emerging country debt investments. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's current outlook on different sectors of the bond market. The Fund, if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The Fund is not intended to serve as a standalone investment product and is available for investment only by other GMO Funds and other GMO asset allocation clients.

As of August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different shareholder service fee.

Since April 2009, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). As of August 31, 2010, shares of Overlay Fund and SDCF were not publicly available for direct purchase.

12

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 1.2% of net assets. The underlying funds classify such securities (as defined below) as Level 3. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative

13

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 7.2% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
U.S. Government	$33,618,750	$79,216,567	$—	$112,835,317
TOTAL DEBT OBLIGATIONS	33,618,750	79,216,567	—	112,835,317
Mutual Funds	1,936,696,826	—	—	1,936,696,826
Options Purchased	70,500,000	—	—	70,500,000
Short-Term Investments	24,370,592	—	—	24,370,592
Total Investments	2,065,186,168	79,216,567	—	2,144,402,735
Derivatives
Swap Agreements Interest Rate Risk	—	28,572,773	—	28,572,773
Futures Contracts Interest Rate Risk	40,294,498	—	—	40,294,498
Total	$2,105,480,666	$107,789,340	$—	$2,213,270,006

14

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Written Options Interest Rate Risk	$(70,500,000)	$—	$—	$(70,500,000)
Swap Agreements Interest Rate Risk	—	(10,560,433)	—	(10,560,433)
Futures Contracts Interest Rate Risk	(39,333,841)	—	—	(39,333,841)
Total	$(109,833,841)	$(10,560,433)	$—	$(120,394,274)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in its financial statements. The aggregate net values of the Fund's indirect investments in securities and other financial instruments using Level 3 inputs were 46.7% and (0.1%) of total net assets, respectively.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

15

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. The Fund is permitted to, and will from time to time, declare and pay distributions more frequently (e.g. monthly). As of August 31, 2010, all distributions have been paid in cash. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

16

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes. Such amounts are estimated for the six months ended August 31, 2010.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(137,475,668)
2/28/2018	(123,451,454)
Total	$(260,927,122)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,241,303,723	$19,855,878	$(116,756,866)	$(96,900,988)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is

17

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing

18

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses over-the-counter derivatives, including swap contracts with longer-term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in underlying funds, including the risk that the underlying funds in which it invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments.

19

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Currency Risk (risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies); Focused Investment Risk (increased risk from the Fund's focus on investments in countries, regions, sectors or companies with high positive correlations to one another); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness

20

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund

21

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to

22

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

23

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. The Fund had no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased option contracts to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying

24

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2010, the Fund used written option contracts to adjust interest rate exposure. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2010, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Futures Contracts	Premiums	Principal Amount of Contracts	Number of Futures Contracts	Premiums
Outstanding, beginning of period	$—	—	$—	$—	—	$—
Options written	—	—	—	—	(40,000)	(10,420,000)
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—
Outstanding, end of period	$—	—	$—	$—	(40,000)	$(10,420,000)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

25

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price

26

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure and adjust its exposure to certain markets. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

27

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$70,500,000	$—	$—	$—	$—	$70,500,000
Unrealized appreciation on futures contracts*	40,294,498	—	—	—	—	40,294,498
Unrealized appreciation on swap agreements	28,572,773	—	—	—	—	28,572,773
Total	$139,367,271	$—	$—	$—	$—	$139,367,271
Liabilities:
Written options outstanding	$(70,500,000)	$—	$—	$—	$—	$(70,500,000)
Unrealized depreciation on futures contracts*	(39,333,841)	—	—	—	—	(39,333,841)
Unrealized depreciation on swap agreements	(10,560,433)	—	—	—	—	(10,560,433)
Total	$(120,394,274)	$—	$—	$—	$—	$(120,394,274)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

28

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$57,961,117	$—	$—	$—	$—	$57,961,117
Swap contracts	43,319,133	—	—	—	—	43,319,133
Total	$101,280,250	$—	$—	$—	$—	$101,280,250
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$6,647,662	$—	$—	$—	$—	$6,647,662
Written options	(60,080,000)	—	—	—	—	(60,080,000)
Futures contracts	960,657	—	—	—	—	960,657
Swap contracts	24,124,747	—	—	—	—	24,124,747
Total	$(28,346,934)	$—	$—	$—	$—	$(28,346,934)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts), principal amounts (options) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Futures Contracts	Options	Swap Agreements
Average amount outstanding	$4,680,130,389	$114,285,714	$2,333,771,602

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager has contractually agreed through at least June 30, 2011 to waive the Fund's shareholder

29

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class's shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.25% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in other GMO Funds (excluding those Funds' Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $22,267 and $8,004, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.017%	0.003%	0.015%	0.035%

30

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$—
Investments (non-U.S. Government securities)	265,185,276	61,946,000

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 78.19% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. Two of the shareholders are other funds of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and 99.11% of the Fund's shares were held by accounts for which the Manager had investment discretion.

31

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	3,466,715	$53,825,069
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(1,452,152)	(22,731,666)	(7,561,300)	(119,441,832)
Redemption fees	—	—	—	42,480
Net increase (decrease)	(1,452,152)	$(22,731,666)	(4,094,585)	$(65,574,283)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	—	$—	5,893,661	$93,069,578
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares repurchased	(4,572,789)	(70,140,000)	(5,884,990)	(92,667,596)
Redemption fees	—	—	—	558,877
Net increase (decrease)	(4,572,789)	$(70,140,000)	8,671	$960,859

32

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$62,656,452	$—	$—	$2,817,692	$—	$—	$70,201,857
GMO Short-Duration Collateral Fund	1,450,953,671	—	—	10,638,569	—	366,615,667	1,131,317,683
GMO U.S. Treasury Fund	17,957,159	252,105,276	61,946,000	39,845	2,134	—	208,115,835
GMO World Opportunity Overlay Fund	506,378,390	—	—	—	—	—	527,061,451
Totals	$2,037,945,672	$252,105,276	$61,946,000	$13,496,106	$2,134	$366,615,667	$1,936,696,826

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011.

33

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

34

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests. The Trustees noted in particular that certain underlying funds do not charge any advisory fees, and that with respect to all other underlying funds, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for management fees, shareholder servicing fees and most other expenses of the underlying funds that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The

35

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

36

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,074.80	$2.25
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19
Class VI
1) Actual	0.33%	$1,000.00	$1,075.70	$1.73
2) Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

37

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Note Concerning Distributions
August 31, 2010 (Unaudited)

The Fund previously reported the estimated sources of any dividends, short-term capital gains, long-term capital gains, and return of capital distributions paid on a per share basis. Pursuant to Rule 19a-1(e) of the Investment Company Act of 1940, the table below serves as an update to the previously reported estimated sources of the distributions paid to shareholders. The Statement of Changes in Net Assets includes the updated amounts on a dollar basis.

				Updated Estimated Sources
Class	Record Date	Ex-Date	Payable Date	Dividend Paid from Current and/or Prior Years Accumulated Undistributed Net Income*	Net Short-Term Capital Gains from Sale of Securities & Other Property ^	Net Long-Term Capital Gains from Sale of Securities & Other Property ^	Distribution from Return of Capital
III	March 2, 2010	March 3, 2010	March 4, 2010	$0.16299631	$0.00000000	$0.00000000	$0.08028180
III	April 1, 2010	April 5, 2010	April 6, 2010	$0.38941482	$0.00000000	$0.00000000	$0.19230451
VI	March 2, 2010	March 3, 2010	March 4, 2010	$0.16307525	$0.00000000	$0.00000000	$0.08028180
VI	April 1, 2010	April 5, 2010	April 6, 2010	$0.39069121	$0.00000000	$0.00000000	$0.19230451

Notes:

*  Net investment income may include amounts derived from dividends, interest, net foreign currency gains and net amounts from transacting in certain derivative contracts.

^  Short-term and long-term capital gains may include amounts derived from the sale of securities/other property and net amounts from transacting in certain derivative contracts.

38

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	77.8%
Debt Obligations	11.7
Short-Term Investments	9.3
Cash and Cash Equivalents	4.8
Preferred Stocks	0.6
Options Purchased	0.5
Investment Funds	0.1
Loan Participations	0.0
Loan Assignments	0.0
Rights and Warrants	0.0
Promissory Notes	0.0
Forward Currency Contracts	(0.1)
Written Options	(0.4)
Reverse Repurchase Agreements	(0.6)
Swap Agreements	(1.1)
Futures Contracts	(3.7)
Other	1.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investments Concentration Summary — (Continued)

August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
United States	46.2%
Euro Region***	12.1
Japan	11.5
United Kingdom	9.9
Switzerland	5.2
Australia	3.0
Sweden	1.7
Singapore	1.6
South Korea	1.1
Denmark	0.9
Russia	0.9
Brazil	0.7
Hong Kong	0.7
Norway	0.5
China	0.4
India	0.4
New Zealand	0.4
Taiwan	0.4
Thailand	0.4
Turkey	0.4
Canada	0.3
South Africa	0.2
Argentina	0.1
Czech Republic	0.1
Egypt	0.1
Emerging****	0.1
Hungary	0.1
Indonesia	0.1
Israel	0.1
Malaysia	0.1
Mexico	0.1
Philippines	0.1
Poland	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds except for GMO Alpha Only Fund. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

****  The "Emerging" exposure is associated only with investments in the GMO Emerging Country Debt Fund, which is exposed to emerging countries primarily comprised of Russia, Argentina, Brazil, Philippines, Mexico, Venezuela, Colombia, Ukraine, Turkey, and Indonesia. Additional information about the fund's emerging country exposure is available in the financial statements of the GMO Emerging Country Debt Fund.

2

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 98.7%
	Affiliated Issuers — 98.7%
21,612,197	GMO Alpha Only Fund, Class IV	105,251,400
1,640,148	GMO Asset Allocation Bond Fund, Class VI	43,923,177
6,317,337	GMO Domestic Bond Fund, Class VI	30,449,565
1,092,999	GMO Emerging Country Debt Fund, Class IV	10,372,563
8,221,711	GMO Emerging Markets Fund, Class VI	101,291,483
2,484,519	GMO Flexible Equities Fund, Class VI	42,435,583
1,807,597	GMO Inflation Indexed Plus Bond Fund, Class VI	36,332,694
18,943,551	GMO International Growth Equity Fund, Class IV	367,504,881
19,232,083	GMO International Intrinsic Value Fund, Class IV	362,909,401
34,230,720	GMO Quality Fund, Class VI	601,776,064
4,422,546	GMO Special Situations Fund, Class VI	117,949,304
5,075,569	GMO Strategic Fixed Income Fund, Class VI	80,092,481
7,335,801	GMO U.S. Core Equity Fund, Class VI	72,330,996
393,696	GMO World Opportunity Overlay Fund	8,728,241
	TOTAL MUTUAL FUNDS (COST $2,082,819,258)	1,981,347,833
	DEBT OBLIGATIONS — 1.3%
	Asset-Backed Securities — 1.3%
	Auto Financing — 0.1%
600,000	Capital Auto Receivable Asset Trust, Series 08-1, Class A4B, 1 mo. LIBOR + 1.35%, 1.63%, due 07/15/14	607,314
500,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4B, 1 mo. LIBOR + 1.85%, 2.14%, due 11/10/14	509,725
700,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.53%, due 06/15/13	693,000
	Total Auto Financing	1,810,039
	Bank Loan Collateralized Debt Obligations — 0.0%
190,548	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.71%, due 06/20/25	189,953

See accompanying notes to the financial statements.

3

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)		Description	Value ($)
		Business Loans — 0.1%
	960,264	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.65%, due 01/25/36	614,568
	341,972	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.57%, due 05/15/32	300,936
	644,790	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 09/25/30	464,249
		Total Business Loans	1,379,753
		CMBS — 0.2%
	600,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.41%, due 12/15/20	432,000
	462,766	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	464,062
	600,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .13%, 0.43%, due 03/06/20	570,000
	590,477	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	603,173
	400,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	416,720
	306,769	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	273,024
		Total CMBS	2,758,979
		Corporate Collateralized Debt Obligations — 0.2%
	1,100,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.83%, due 06/20/13	896,940
	2,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 0.94%, due 12/20/10	1,979,600
		Total Corporate Collateralized Debt Obligations	2,876,540
		Credit Cards — 0.2%
	800,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.28%, due 09/15/14	820,544
	1,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.53%, due 06/16/14	998,920
	700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.53%, due 09/15/17	683,522
EUR	600,000	Citibank Credit Card Issuance Trust, Series 04-A2, Class A, 3 mo. EUR LIBOR + .10%, 0.99%, due 05/24/13	757,157

See accompanying notes to the financial statements.

4

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.83%, due 07/15/13	600,281
100,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, 1 mo. LIBOR + .15%, 0.43%, due 01/15/14	99,952
500,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.08%, due 05/15/13	504,530
	Total Credit Cards	4,464,906
	Insured Auto Financing — 0.1%
972,768	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.10%, due 06/06/14	968,443
625,873	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.93%, due 10/15/14	623,119
700,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.49%, due 07/14/14	701,162
	Total Insured Auto Financing	2,292,724
	Insured Other — 0.1%
1,100,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	1,090,375
900,000	Dominos Pizza Master Issuer LLC, Series 07-1, Class A2, 144A, MBIA, 5.26%, due 04/25/37	879,750
	Total Insured Other	1,970,125
	Insured Residential Asset-Backed Securities (United States) — 0.0%
173,940	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.48%, due 11/25/35	116,568
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
531,367	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.43%, due 06/15/37	233,270
	Insured Time Share — 0.0%
257,535	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	242,922

See accompanying notes to the financial statements.

5

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — 0.2%
450,687	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 06/25/36	54,759
434,260	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.33%, due 11/25/36	235,586
164,390	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.37%, due 09/25/36	63,701
203,718	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.45%, due 03/25/36	81,487
304,456	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.37%, due 10/25/36	301,563
207,481	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.48%, due 05/25/37	172,210
633,638	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.56%, due 05/28/39	236,030
1,200,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.46%, due 02/25/37	652,680
22,162	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.80%, due 04/25/33	17,729
1,600,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.40%, due 02/25/37	1,205,120
1,092,651	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.38%, due 12/25/36	414,115
391,014	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.41%, due 03/25/36	195,507
468,486	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 04/25/37	432,178
443,143	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.51%, due 01/25/36	424,212
	Total Residential Asset-Backed Securities (United States)	4,486,877
	Residential Mortgage-Backed Securities (Australian) — 0.0%
158,719	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.94%, due 12/08/36	153,027
142,647	Superannuation Members Home Loans Global Fund, Series 7, Class A1, 3 mo. LIBOR + .14%, 0.68%, due 03/09/36	139,627

See accompanying notes to the financial statements.

6

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
409,684	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.39%, due 05/21/38	393,297
	Total Residential Mortgage-Backed Securities (Australian)	685,951
	Residential Mortgage-Backed Securities (European) — 0.1%
85,683	Aire Valley Mortgages, Series 07-1A, Class 1A2, 144A, 3 mo. LIBOR + .09%, 0.63%, due 03/20/30	85,126
586,088	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.63%, due 01/13/39	524,549
482,711	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.80%, due 05/15/34	413,007
	Total Residential Mortgage-Backed Securities (European)	1,022,682
	Student Loans — 0.0%
73,982	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.40%, due 08/25/23	72,132
600,000	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.62%, due 12/23/19	588,324
	Total Student Loans	660,456
	Total Asset-Backed Securities	25,191,745
	Corporate Debt — 0.0%
147,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	156,188
	U.S. Government Agency — 0.0%
225,000	Agency for International Development Floater (Support of Morocco), 6 mo. U.S. Treasury Bill + .45%, 0.64%, due 11/15/14 (a)	220,552
100,000	Agency for International Development Floater (Support of Zimbabwe), 3 mo. U.S. Treasury Bill x 115%, 0.17%, due 01/01/12 (a)	98,822
	Total U.S. Government Agency	319,374
	TOTAL DEBT OBLIGATIONS (COST $23,174,704)	25,667,307

See accompanying notes to the financial statements.

7

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%
	Money Market Funds — 0.0%
50,786	State Street Institutional U.S. Government Money Market Fund- Institutional Class	50,786
	TOTAL SHORT-TERM INVESTMENTS (COST $50,786)	50,786
	TOTAL INVESTMENTS — 100.0% (Cost $2,106,044,748)	2,007,065,926
	Other Assets and Liabilities (net) — (0.0%)	(21,044)
	TOTAL NET ASSETS — 100.0%	$2,007,044,882

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CMBS - Commercial Mortgage Backed Security

EUR LIBOR - London Interbank Offered Rate denominated in Euros.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations

EUR - Euro

See accompanying notes to the financial statements.

8

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $23,225,490) (Note 2)	$25,718,093
Investments in affiliated issuers, at value (cost $2,082,819,258) (Notes 2 and 10)	1,981,347,833
Receivable for Fund shares sold	43,386,390
Interest receivable	29,264
Receivable for expenses reimbursed by Manager (Note 5)	21,731
Total assets	2,050,503,311
Liabilities:
Payable for investments purchased	42,666,271
Payable for Fund shares repurchased	720,119
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	2,954
Accrued expenses	69,085
Total liabilities	43,458,429
Net assets	$2,007,044,882
Net assets consist of:
Paid-in capital	$2,228,457,052
Accumulated undistributed net investment income	4,556,366
Accumulated net realized loss	(126,989,714)
Net unrealized depreciation	(98,978,822)
$2,007,044,882
Net assets attributable to:
Class III shares	$2,007,044,882
Shares outstanding:
Class III	110,980,445
Net asset value per share:
Class III	$18.08

See accompanying notes to the financial statements.

9

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$14,396,890
Interest	1,347,955
Dividends	45
Total investment income	15,744,890
Expenses:
Legal fees	43,884
Custodian, fund accounting agent and transfer agent fees	30,912
Audit and tax fees	27,048
Trustees fees and related expenses (Note 5)	19,049
Registration fees	3,128
Miscellaneous	15,548
Total expenses	139,569
Fees and expenses reimbursed by Manager (Note 5)	(113,804)
Expense reductions (Note 2)	(2,012)
Net expenses	23,753
Net investment income (loss)	15,721,137
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	582,041
Investments in affiliated issuers	(34,359,178)
Realized gains distributions from affiliated issuers (Note 10)	317,146
Foreign currency, forward contracts and foreign currency related transactions	(42)
Net realized gain (loss)	(33,460,033)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(718,855)
Investments in affiliated issuers	(27,596,674)
Net unrealized gain (loss)	(28,315,529)
Net realized and unrealized gain (loss)	(61,775,562)
Net increase (decrease) in net assets resulting from operations	$(46,054,425)

See accompanying notes to the financial statements.

10

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,721,137	$43,854,182
Net realized gain (loss)	(33,460,033)	(85,631,922)
Change in net unrealized appreciation (depreciation)	(28,315,529)	420,152,022
Net increase (decrease) in net assets from operations	(46,054,425)	378,374,282
Distributions to shareholders from:
Net investment income
Class III	(185,500)	(52,808,585)
Net share transactions (Note 9):
Class III	202,071,721	418,367,821
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	21,819
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	202,071,721	418,389,640
Total increase (decrease) in net assets	155,831,796	743,955,337
Net assets:
Beginning of period	1,851,213,086	1,107,257,749
End of period (including accumulated undistributed net investment income of $4,556,366 and distributions in excess of net investment income of $10,979,271, respectively)	$2,007,044,882	$1,851,213,086

See accompanying notes to the financial statements.

11

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006(a)
Net asset value, beginning of period	$18.54		$14.37		$22.70		$23.71		$22.37	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.15		0.54		1.57		0.99		0.69	0.52
Net realized and unrealized gain (loss)	(0.61)		4.26		(7.23)		(0.15)		2.17	2.34
Total from investment operations	(0.46)		4.80		(5.66)		0.84		2.86	2.86
Less distributions to shareholders:
From net investment income	(0.00	)(c)	(0.63)		(1.61)		(1.02)		(0.90)	(0.47)
From net realized gains	—		—		(1.06)		(0.83)		(0.62)	(0.02)
Total distributions	—		(0.63)		(2.67)		(1.85)		(1.52)	(0.49)
Net asset value, end of period	$18.08		$18.54		$14.37		$22.70		$23.71	$22.37
Total Return(d)	(2.47	)%**	33.44%		(26.75)%		3.15%		12.98%	14.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,007,045		$1,851,213		$1,107,258		$1,100,116		$529,374	$366,622
Net expenses to average daily net assets(e)(f)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(b)	1.64	%*	3.04%		8.05%		4.05%		2.98%	3.22	%*
Portfolio turnover rate	15	%**	14%		34%		47%		23%	10	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.01%		0.01%		0.02%	0.06	%*
Redemption fees consisted of the following per share amounts:†	$—		$0.00	(h)	$0.01		$0.01		$0.00 (h)	$0.02

(a)  Period from May 31, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  Distributions from net investment income were less than $0.01 per share.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  Net expenses to average daily net assets were less than 0.01%.

(g)  The net expense ratio does not include the effect of expense reductions (Note 2).

(h)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Strategic Opportunities Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index. The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by the Manager for the Fund consisting of (i) the MSCI World Index and (ii) the Barclays Capital U.S. Aggregate Index, in the following proportions: 75% (MSCI World Index) and 25% (Barclays Capital U.S. Aggregate Index). The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Special Situations Fund, and GMO World Opportunity Overlay Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities. The Fund may have exposure to foreign and U.S. equity investments (including emerging country equities, both growth and value style equities, and equities of any market capitalization), U.S. and foreign fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, foreign fixed income, and commodities). The Manager changes the Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

13

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The financial statements of the underlying funds in which the Fund invests should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com. As of August 31, 2010, shares of GMO Special Situations Fund, and GMO World Opportunity Overlay Fund were not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the Fund and the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly and indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.5% of net assets. The Fund and the underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices,

14

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 45.9% and 0.1%, respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

Typically the Fund and the underlying funds value debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund and the underlying funds, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund and the underlying funds. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. As of August 31, 2010, the total value of securities held directly and indirectly for which no alternative pricing source was available represented 0.9% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund valued certain debt securities using a specified spread above the LIBOR Rate.

15

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$1,981,347,833	$—	$—	$1,981,347,833
Debt Obligations
Asset-Backed Securities	—	5,847,479	19,344,266	25,191,745
Corporate Debt	—	156,188	—	156,188
U.S. Government Agency	—	—	319,374	319,374
TOTAL DEBT OBLIGATIONS	—	6,003,667	19,663,640	25,667,307
Short-Term Investments	50,786	—	—	50,786
Total Investments	1,981,398,619	6,003,667	19,663,640	2,007,065,926
Total	$1,981,398,619	$6,003,667	$19,663,640	$2,007,065,926

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's investments (both direct and indirect) in securities and other financial instruments using Level 3 inputs were 5.3% and (0.1)% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Balances as of August 31, 2010
Debt Obligations
Asset-Backed Securities	$22,589,158	$(4,070,521)	$584,470	$526,644	$(285,485)	$—	$—	$19,344,266
U.S. Government Agency	376,034	(58,333)	1,972	1,814	(2,113)	—	—	319,374
Total Debt Obligations	22,965,192	(4,128,854)	586,442	528,458	(287,598)	—	—	19,663,640
Total	$22,965,192	$(4,128,854)	$586,442	$528,458	$(287,598)	$—	$—	$19,663,640

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

16

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

17

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(49,481,317)
Total	$(49,481,317)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,167,416,319	$23,334,091	$(183,684,484)	$(160,350,393)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

18

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and/or redemption fees may be waived at the Manager's discretion when they are de minimus and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds are less than

19

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the purchase premiums and/or redemption fee imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers,

20

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relation to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities

21

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

lending); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned (directly or indirectly) by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently,

22

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

23

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $19,049 and $6,716, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.404%	0.069%	0.004%	0.477%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $500,747,561 and $274,010,806, respectively.

24

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 34.91% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 99.98% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	14,197,581	$260,085,077	28,866,186	$530,237,819
Shares issued to shareholders in reinvestment of distributions	10,016	181,092	2,735,629	50,897,400
Shares repurchased	(3,092,318)	(58,194,448)	(8,781,233)	(162,767,398)
Purchase premiums	—	—	—	16,056
Redemption fees	—	—	—	5,763
Net increase (decrease)	11,115,279	$202,071,721	22,820,582	$418,389,640

25

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
GMO Alpha Only Fund, Class IV	$112,357,485	$43,825,829	$50,000,000	$—	$—	$—	$105,251,400
GMO Asset Allocation Bond Fund, Class VI	68,552,916	25,506,816	51,031,847	579,197	317,146	—	43,923,177
GMO Domestic Bond Fund, Class VI	37,840,849	—	—	248,587	—	8,566,555	30,449,565
GMO Emerging Country Debt Fund, Class IV	8,875,698	399,144	—	399,144	—	—	10,372,563
GMO Emerging Markets Fund, Class VI	—	97,184,933	—	—	—	—	101,291,483
GMO Flexible Equities Fund, Class VI	46,041,138	72,674	—	—	—	—	42,435,583
GMO Inflation Indexed Plus Bond Fund, Class VI	31,566,819	1,785,086	—	—	—	—	36,332,694
GMO International Growth Equity Fund, Class IV	287,905,759	89,929,743	4,710,000	1,197,889	—	—	367,504,881
GMO International Intrinsic Value Fund, Class IV	286,060,774	93,183,032	3,950,000	1,435,683	—	—	362,909,401
GMO International Small Companies Fund, Class III	36,967,704	391,120	38,170,923	391,120	—	—	—
GMO Quality Fund, Class VI	691,556,972	71,738,334	115,065,000	6,686,779	—	—	601,776,064
GMO Special Situations Fund, Class VI	47,401,017	72,871,414	—	—	—	—	117,949,304
GMO Strategic Fixed Income Fund, Class VI	78,620,566	—	—	2,810,541	—	1,383,670	80,092,481
GMO U.S. Core Equity Fund, Class VI	75,200,697	3,859,436	1,900,000	647,950	—	—	72,330,996
GMO World Opportunity Overlay Fund	8,385,725	—	—	—	—	—	8,728,241
Totals	$1,817,334,119	$500,747,561	$264,827,770	$14,396,890	$317,146	$9,950,225	$1,981,347,833

*  The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2010 through August 31, 2010. The actual tax characterization of distributions paid by the underlying funds will be determined through fiscal year ending February 28, 2011 and in the case of GMO Inflation Indexed Plus Bond Fund, Class VI, through its tax year ending December 31, 2010.

26

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

27

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the

28

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

29

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$975.30	$2.39
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

30

GMO Taiwan Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained by calling 1-617-346-7646 (collect).

GMO Taiwan Fund

(A Series of GMO Trust
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.3%
Investment Funds	2.9
Short-Term Investments	2.4
Other	0.4
100.0%
Industry Sector Summary	% of Equity Investments*
Semiconductors & Semiconductor Equipment	24.3%
Computers & Peripherals	18.1
Electronic Equipment, Instruments & Components	17.1
Chemicals	10.5
Communications Equipment	9.4
Commerical Banks	8.3
Diversified Telecommunication Services	4.6
Miscellaneous	3.0
Metals & Mining	2.2
Wireless Telecommunication Services	1.4
Diversified Financial Services	1.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%
	Taiwan — 94.3%
468,400	Asustek Computer Inc	3,119,448
2,581,000	China Petrochemical Development Corp. *	1,521,530
1,851,418	China Steel Corp	1,749,559
2,368,996	Chinatrust Financial Holding Co Ltd	1,326,465
1,769,931	Chunghwa Telecom Co Ltd	3,635,112
3,299,500	Compal Electronics Inc	3,704,686
734,000	Delta Electronics Inc	2,782,926
851,507	Far Eastone Telecommunications Co Ltd	1,105,145
2,604,900	First Financial Holding Co Ltd	1,503,507
738,769	Fubon Financial Holding Co Ltd	858,973
1,925,014	Hon Hai Precision Industry Co Ltd	6,787,555
403,884	HTC Corp	7,407,689
99,000	Largan Precision Co Ltd	1,783,138
868,376	Lite-On Technology Corp	1,001,967
4,027,000	Mega Financial Holding Co Ltd	2,428,019
3,512,180	Nan Ya Plastics Corp	6,765,774
402,995	Novatek Microelectronics Corp Ltd	964,103
983,888	Pegatron Corp *	1,231,626
767,750	Powertech Technology Inc	2,279,334
1,905,656	Quanta Computer Inc	2,895,774
39,285	Synnex Technology International Corp	80,854
3,068,884	Taishin Financial Holding Co Ltd *	1,252,357
8,692,828	Taiwan Semiconductor Manufacturing Co Ltd	15,896,998
1,489,164	Wistron Corp	2,332,804
1,121,879	WPG Holdings Co Ltd	2,076,892
2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	—
	Total Taiwan	76,492,235
	TOTAL COMMON STOCKS (COST $75,773,867)	76,492,235

See accompanying notes to the financial statements.

2

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares/ Par Value ($)		Description	Value ($)
		INVESTMENT FUNDS — 2.9%
		United States — 2.9%
	193,883	iShares MSCI Taiwan Index Fund (c)	2,355,678
		TOTAL INVESTMENT FUNDS (COST $2,395,924)	2,355,678
		SHORT-TERM INVESTMENTS — 2.4%
		Time Deposits — 2.4%
USD	1,000,000	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	1,000,000
USD	947,537	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.21%, due 09/01/10	947,537
		Total Time Deposits	1,947,537
		TOTAL SHORT-TERM INVESTMENTS (COST $1,947,537)	1,947,537
		TOTAL INVESTMENTS — 99.6% (Cost $80,117,328)	80,795,450
		Other Assets and Liabilities (net) — 0.4%	290,437
		TOTAL NET ASSETS — 100.0%	$81,085,887

Notes to Schedule of Investments:

MSCI - Morgan Stanley Capital International

*  Non-income producing security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Represents an investment to equitize cash in the iShares® MSCI Taiwan Index Fund, which is a separate investment portfolio of iShares, Inc., a registered investment company. The iShares® MSCI Taiwan Index Fund invests in the Taiwanese market and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan Index. iShares® is a registered trademark of BlackRock. Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the iShares® MSCI Taiwan Index Fund.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

3

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $80,117,328) (Note 2)	$80,795,450
Foreign currency, at value (cost $746,133) (Note 2)	745,487
Dividends receivable	799,020
Total assets	82,339,957
Liabilities:
Payable for investments purchased	1,032,901
Payable to affiliate for (Note 5):
Management fee	53,123
Shareholder service fee	9,838
Trustees and Chief Compliance Officer of GMO Trust fees	132
Accrued expenses	158,076
Total liabilities	1,254,070
Net assets	$81,085,887
Net assets consist of:
Paid-in capital	$97,282,203
Accumulated undistributed net investment income	1,366,967
Accumulated net realized loss	(18,236,651)
Net unrealized appreciation	673,368
$81,085,887
Net assets attributable to:
Class III shares	$81,085,887
Shares outstanding:
Class III	4,381,693
Net asset value per share:
Class III	$18.51

See accompanying notes to the financial statements.

4

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $495,096)	$1,890,568
Interest	177
Total investment income	1,890,745
Expenses:
Management fee (Note 5)	263,623
Shareholder service fee – Class III (Note 5)	48,819
Custodian and fund accounting agent fees	129,352
Audit and tax fees	41,124
Transfer agent fees	13,892
Registration fees	1,840
Legal fees	1,564
Trustees fees and related expenses (Note 5)	655
Miscellaneous	2,208
Total expenses	503,077
Net investment income (loss)	1,387,668
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	12,708,012
Foreign currency, forward contracts and foreign currency related transactions	33,514
Net realized gain (loss)	12,741,526
Change in net unrealized appreciation (depreciation) on:
Investments	(7,423,858)
Foreign currency, forward contracts and foreign currency related transactions	(4,542)
Net unrealized gain (loss)	(7,428,400)
Net realized and unrealized gain (loss)	5,313,126
Net increase (decrease) in net assets resulting from operations	$6,700,794

See accompanying notes to the financial statements.

5

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,387,668	$1,873,434
Net realized gain (loss)	12,741,526	24,661,277
Change in net unrealized appreciation (depreciation)	(7,428,400)	35,935,530
Net increase (decrease) in net assets from operations	6,700,794	62,470,241
Distributions to shareholders from:
Net investment income
Class III	(896,232)	(3,367,217)
Net share transactions (Note 9):
Class III	(16,171,186)	(68,529,947)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	276,918	426,456
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(15,894,268)	(68,103,491)
Total increase (decrease) in net assets	(10,089,706)	(9,000,467)
Net assets:
Beginning of period	91,175,593	100,176,060
End of period (including accumulated undistributed net investment income of $1,366,967 and $875,531, respectively)	$81,085,887	$91,175,593

See accompanying notes to the financial statements.

6

GMO Taiwan Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$17.75		$11.06		$22.42		$30.98		$28.34	$26.79
Income (loss) from investment operations:
Net investment income (loss)†	0.39		0.25		0.59		0.61		0.46	0.52
Net realized and unrealized gain (loss)	0.57	(a)	6.89	(a)	(10.80)		1.50		4.32	1.91
Total from investment operations	0.96		7.14		(10.21)		2.11		4.78	2.43
Less distributions to shareholders:
From net investment income	(0.20)		(0.45)		(0.30)		(0.85)		(0.39)	(0.59)
From net realized gains	—		—		(0.85)		(9.82)		(1.75)	(0.29)
Total distributions	(0.20)		(0.45)		(1.15)		(10.67)		(2.14)	(0.88)
Net asset value, end of period	$18.51		$17.75		$11.06		$22.42		$30.98	$28.34
Total Return(b)	5.37	%**	64.80%		(47.14)%		6.97	%(c)	17.12%	9.13%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$81,086		$91,176		$100,176		$220,359		$316,887	$291,250
Net expenses to average daily net assets	1.55	%*	1.35	%(d)(e)	1.32	%(d)	1.29	%(d)	1.26%	1.28%
Net investment income (loss) to average daily net assets	4.26	%*	1.55%		3.42%		1.98%		1.56%	1.95%
Portfolio turnover rate	80	%**	106%		88%		94%		41%	31%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.08		$0.06		$0.03		$0.06		$0.03	$0.04

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(b)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder and assumes the effect of reinvested distributions.

(c)  The effect of losses in the amount of $56,687, resulting from compliance violations and the Manager's reimbursement of such losses, had no effect on the total return.

(d)  The net expense ratio does not include the effect of expense reductions, if any (Note 2).

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of that of its benchmark, the MSCI Taiwan Index. The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies doing business in, or otherwise tied economically to, Taiwan. The Fund may invest in companies of any market capitalization. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan.

The Manager uses proprietary quantitative models and fundamental analysis to evaluate and select sectors and equity investments. The Manager evaluates and selects sectors and equity investments based on value, momentum, and quality models (that take into account various factors including, but not limited to, historical profitability, earnings stability and low debt to equity ratios), and also evaluates sectors based on macroeconomic models (that take into account various factors including, but not limited to, currency valuations, inflation, and current account deficits). The models used by the Manager may change over time.

From time to time, the Fund may invest a significant portion of its assets in securities of issuers in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services).

In pursuing its investment objective, the Fund is permitted to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives (including options, futures, warrants, swap contracts, and reverse repurchase agreements) and exchange-traded funds ("ETFs") (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted or underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

8

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held directly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.0% of net assets. The Fund classifies such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 92.8% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below.

9

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund deemed certain bankrupt securities to be worthless.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Taiwan	$1,231,626	$75,260,609	$0	*	$76,492,235
TOTAL COMMON STOCKS	1,231,626	75,260,609	0		76,492,235
Investment Funds
United States	2,355,678	—	—		2,355,678
TOTAL INVESTMENT FUNDS	2,355,678	—	—		2,355,678
Short-Term Investments	1,947,537	—	—		1,947,537
Total Investments	5,534,841	75,260,609	0		80,795,450
Total	$5,534,841	$75,260,609	$0		$80,795,450

*  Represents the interest in securities that are defaulted and have no value at August 31, 2010.

The aggregate net value of the Fund's direct investments in securities using Level 3 inputs was 0.0% of total net assets.

10

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfer into Level 3*	Net Transfers out of Level 3*	Balances as of August 31, 2010
Common Stocks Taiwan	$928	$—	$—	$—	$(928)	$—	$—	$—
Total	$928	$—	$—	$—	$(928)	$—	$—	$—

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the begining of the period and transferred out of Level 3 at the value at the end of the period.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on Taiwan-source interest and dividend income are withheld in accordance with applicable Taiwanese law.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

11

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(15,146,428)
2/28/2018	(13,155,043)
Total	$(28,301,471)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$81,489,100	$2,936,767	$(3,630,417)	$(693,650)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally

12

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis. Taiwanese companies typically declare dividends in the third calendar quarter of each year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases of Fund shares was 0.15% of the amount invested and the fee on cash redemptions was 0.45% of the amount redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on

13

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement

14

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries. Certain characteristics of Taiwan's economy and geographic location also make foreign investment risk particularly pronounced for the Fund. For example, Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which, similar to emerging market economies, are often characterized by over-extension of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency devaluations in any one country can have a significant effect on the entire region. Recently, the markets in some Asian countries have suffered significant downturns as well as significant volatility. Furthermore, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in the entire region. In particular, the Taiwanese economy is dependent on the economies of Asia, mainly those of Japan and China, but also the United States as key trading partners. Reduction in spending by any of these countries on Taiwanese products and services or negative changes in any of these economies may have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. All of these risks could reduce the value of an investment in Taiwan Fund.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. This risk is particularly pronounced for the Fund because it principally invests in investments tied economically to a single country.

• Market Disruption and Geopolitical Risk — Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

15

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

Other principal risks of an investment in the Fund include Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its

16

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a

17

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. The Fund had no forward currency contracts outstanding at the end of the period.

18

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of

19

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the

20

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

21

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for an amount equal to the fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluded those Funds' Excluded Fund Fees and Expenses). "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $655 and $276, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

22

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $52,569,919 and $69,553,613, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, all of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,847,865	$33,368,372	1,414,619	$22,313,972
Shares issued to shareholders in reinvestment of distributions	47,319	896,232	202,585	3,367,217
Shares repurchased	(2,648,796)	(50,435,790)	(5,537,531)	(94,211,136)
Purchase premiums	—	50,128	—	25,853
Redemption fees	—	226,790	—	400,603
Net increase (decrease)	(753,612)	$(15,894,268)	(3,920,327)	$(68,103,491)

23

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five- and seven-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

24

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the

25

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

26

GMO Taiwan Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.55%	$1,000.00	$1,053.70	$8.02
2) Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.4%
Short-Term Investments	2.6
Preferred Stocks	0.6
Options Purchased	0.1
Forward Currency Contracts	0.0
Written Options	(0.0)
Other	0.3
100.0%
Country Summary	% of Equity Investments*
Japan	24.9%
United Kingdom	22.5
France	9.9
Switzerland	6.7
Italy	6.5
Germany	4.6
Singapore	3.8
Sweden	3.6
Australia	3.2
Netherlands	3.1
Spain	1.7
Hong Kong	1.6
Belgium	1.4
Denmark	1.3
Canada	1.1
Austria	1.0
Finland	0.7
Greece	0.7
Ireland	0.7
Norway	0.7
New Zealand	0.3
Malta	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	15.3%
Banks	11.3
Energy	10.6
Capital Goods	10.0
Materials	8.0
Telecommunication Services	5.7
Food, Beverage & Tobacco	4.9
Automobiles & Components	4.3
Utilities	4.1
Retailing	3.4
Consumer Durables & Apparel	2.9
Diversified Financials	2.4
Technology Hardware & Equipment	2.3
Real Estate	2.2
Media	2.1
Food & Staples Retailing	1.6
Household & Personal Products	1.6
Transportation	1.4
Software & Services	1.4
Semiconductors & Semiconductor Equipment	1.1
Consumer Services	1.0
Insurance	0.9
Health Care Equipment & Services	0.8
Commercial & Professional Services	0.7
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%
	Australia — 3.1%
301,186	BlueScope Steel Ltd *	578,343
1,846,894	Charter Hall Office (REIT)	404,686
111,319	Commonwealth Bank of Australia	5,003,185
1,147,737	Goodman Group (REIT)	651,918
343,612	GPT Group (REIT)	917,074
258,757	Intoll Group	340,001
302,836	Mirvac Group (REIT)	362,365
153,875	Qantas Airways Ltd *	345,488
16,086	Rio Tinto Ltd	1,010,280
324,485	Stockland (REIT)	1,142,247
150,795	Suncorp-Metway Ltd	1,123,515
56,959	TABCORP Holdings Ltd	324,245
704,441	Telstra Corp Ltd	1,730,189
32,916	Westfield Group (REIT)	367,936
33,113	Woodside Petroleum Ltd	1,238,438
14,458	Woolworths Ltd	357,383
	Total Australia	15,897,293
	Austria — 1.0%
4,473	BWIN Interactive Entertainment AG	213,983
27,217	Erste Group Bank AG	981,592
183,043	Immofinanz AG *	595,748
88,088	Immofinanz AG (Entitlement Shares)	—
58,522	OMV AG	1,881,430
15,218	Raiffeisen International Bank Holding	618,884
20,435	Voestalpine AG	604,486
	Total Austria	4,896,123
	Belgium — 1.4%
254,999	Ageas	641,710
13,810	Anheuser-Busch InBev NV	715,293
34,388	Belgacom SA	1,222,566

See accompanying notes to the financial statements.

3

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
4,021	Colruyt SA	993,827
11,855	Delhaize Group	792,346
110,056	Dexia SA *	456,812
34,359	KBC Groep NV *	1,418,426
6,642	Mobistar SA	371,548
16,435	Umicore	569,058
	Total Belgium	7,181,586
	Canada — 1.1%
16,700	BCE Inc	522,604
72,500	EnCana Corp	1,988,676
11,900	Magna International Inc Class A	926,690
28,100	Penn West Energy Trust	527,822
24,100	Sun Life Financial Inc	565,916
34,600	Teck Resources Ltd Class B	1,157,389
	Total Canada	5,689,097
	Denmark — 1.2%
52,110	Danske Bank A/S *	1,151,000
61,404	Novo-Nordisk A/S Class B	5,246,348
	Total Denmark	6,397,348
	Finland — 0.7%
7,579	Kone Oyj Class B	347,603
24,298	Metso Oyj	884,249
90,713	Nokia Oyj	772,969
11,128	Rautaruukki Oyj	194,822
12,300	Sampo Oyj Class A	295,500
51,401	Stora Enso Oyj Class R	393,948
19,239	Tieto Oyj	315,621
41,573	UPM–Kymmene Oyj	568,900
	Total Finland	3,773,612

See accompanying notes to the financial statements.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — 9.6%
7,191	Air Liquide SA	743,785
21,336	ArcelorMittal	618,396
99,312	BNP Paribas	6,152,515
2,944	Bongrain SA	195,663
5,500	Carrefour SA	248,481
9,357	Casino Guichard-Perrachon SA	755,900
9,962	Compagnie de Saint-Gobain	363,872
12,581	Dassault Systemes SA	756,918
18,017	Essilor International SA	1,090,069
1,613	Esso SAF	204,144
10,133	Eutelsat Communications	363,380
41,468	France Telecom SA	842,907
7,521	GDF Suez	231,926
16,002	GDF Suez VVPR Strip *	20
6,197	Hermes International	1,119,923
10,797	L'Oreal SA	1,069,078
4,660	Lafarge SA	213,786
20,102	Lagardere SCA	721,066
17,754	Legrand SA	537,806
18,189	LVMH Moet Hennessy Louis Vuitton SA	2,107,342
5,550	Nexans SA	331,443
4,045	NYSE Euronext	112,828
25,597	PagesJaunes Groupe	242,472
7,439	Peugeot SA *	194,393
10,826	PPR	1,403,408
10,209	Publicis Groupe SA	426,206
32,694	Renault SA *	1,320,730
58,430	Rhodia SA	1,092,163
18,058	Safran SA	443,499
182,846	Sanofi-Aventis	10,467,257
9,232	Schneider Electric SA	975,667
8,149	SES SA	186,653
67,478	Societe Generale	3,402,776
17,205	Technip SA	1,121,694

See accompanying notes to the financial statements.

5

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — continued
150,592	Total SA	7,004,699
6,300	Vallourec SA	539,314
93,352	Vivendi SA	2,165,899
	Total France	49,768,078
	Germany — 3.8%
26,907	Aixtron AG	664,487
16,187	Aurubis AG	642,202
40,524	BASF AG	2,131,391
14,667	Bayerische Motoren Werke AG	770,647
5,547	Beiersdorf AG	296,551
42,179	Daimler AG (Registered) *	2,040,621
20,072	Deutsche Post AG (Registered)	327,570
21,914	Deutsche Telekom AG (Registered)	287,888
61,333	E.ON AG	1,721,448
230,544	Infineon Technologies AG *	1,278,444
15,194	Kloeckner & Co AG *	296,986
22,034	Lanxess AG	960,267
8,791	MAN SE	755,997
17,999	MTU Aero Engines Holding AG	1,000,442
2,340	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	298,193
4,768	RWE AG	312,079
17,623	Salzgitter AG	1,071,081
54,938	SAP AG	2,392,306
7,692	Siemens AG (Registered)	697,264
6,911	Software AG	725,516
10,315	Stada Arzneimittel AG	314,947
37,961	Suedzucker AG	690,941
	Total Germany	19,677,268
	Greece — 0.6%
102,697	Alpha Bank A.E. *	657,535
25,684	EFG Eurobank Ergasias *	165,801
76,520	National Bank of Greece SA *	950,058

See accompanying notes to the financial statements.

6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
80,491	OPAP SA	1,221,808
20,009	Public Power Corp SA	284,161
	Total Greece	3,279,363
	Hong Kong — 1.6%
316,500	BOC Hong Kong Holdings Ltd	835,836
295,400	CLP Holdings Ltd	2,255,329
160,365	Esprit Holdings Ltd	904,782
260,000	Hong Kong Electric Holdings Ltd	1,584,521
143,000	Hong Kong & China Gas	346,556
112,000	Li & Fung Ltd	565,514
715,000	Pacific Basin Shipping Ltd	491,121
55,000	Swire Pacific Ltd	665,204
175,000	Yue Yuen Industrial Holdings	574,897
	Total Hong Kong	8,223,760
	Ireland — 0.7%
141,627	C&C Group Plc	551,574
70,498	CRH Plc	1,085,444
28,028	DCC Plc	701,346
29,600	Kerry Group Plc Class A	971,849
20,438	Smurfit Kappa Group Plc *	174,575
	Total Ireland	3,484,788
	Italy — 6.3%
13,233	Atlantia SPA	248,710
34,987	Azimut Holding SPA	299,161
16,309	Benetton Group SPA	109,996
90,968	Bulgari SPA	669,390
1,157,501	Enel SPA	5,492,895
477,518	ENI SPA	9,434,846
35,304	Fondiaria–Sai SPA	333,687
254,826	Intesa San Paolo	710,056
76,707	Maire Tecnimont SPA	255,812

See accompanying notes to the financial statements.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
223,415	Mediaset SPA	1,379,924
109,186	Mediobanca SPA *	854,535
134,224	Milano Assicurazioni SPA	232,227
165,071	Parmalat SPA	396,091
37,165	Recordati SPA	291,826
48,378	Saipem SPA	1,683,905
250,459	Snam Rete Gas SPA	1,157,847
870,316	Telecom Italia SPA	1,172,741
1,553,914	Telecom Italia SPA-Di RISP	1,704,620
44,557	Tenaris SA	751,454
355,286	Terna SPA	1,426,244
1,673,633	UniCredit SPA	3,901,353
	Total Italy	32,507,320
	Japan — 24.2%
5,200	ABC-Mart Inc	155,942
100	Advance Residence Investment Corp (REIT) *	156,284
83,300	Aeon Co Ltd	888,037
98,550	Aiful Corp *	123,130
42,100	Aisin Seiki Co Ltd	1,087,575
54,300	Alps Electric Co Ltd *	375,218
13,000	Asahi Breweries Ltd	245,045
187,000	Asahi Glass Co Ltd	1,824,594
104,000	Asahi Kasei Corp	513,950
81,400	Astellas Pharma Inc	2,810,955
35,200	Canon Inc	1,441,105
205,000	Cosmo Oil Co Ltd	490,209
337	CyberAgent Inc	540,613
49,500	Daiei Inc *	201,028
184,000	Daikyo Inc *	258,743
86,000	Dainippon Screen Manufacturing Co Ltd *	377,303
37,200	Daito Trust Construction Co Ltd	2,136,234
24,700	Dena Co Ltd	743,538
132,000	Denki Kagaku Kogyo K K	531,463

See accompanying notes to the financial statements.

8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
8,700	Disco Corp	434,566
20,700	Don Quijote Co Ltd	506,351
142,000	Dowa Holdings Co Ltd	733,544
107,000	Ebara Corp *	423,894
29,900	Eisai Co Ltd	1,078,658
22,600	Electric Power Development Co Ltd	726,750
52,900	Elpida Memory Inc *	634,272
23,100	Fanuc Ltd	2,486,068
7,600	Fast Retailing Co Ltd	1,049,720
73,000	Fujikura Ltd	316,561
35,000	Fujitsu Ltd	242,348
216,000	Fuji Electric Holdings Co Ltd	535,105
157,000	Fuji Heavy Industries Ltd *	878,705
23,500	Fuji Oil Co Ltd	362,033
4,200	Gree Inc	309,321
91,000	Hanwa Co Ltd	329,322
29,100	Hitachi Construction Machinery Co Ltd	578,943
443,000	Hitachi Ltd *	1,800,232
108,300	Honda Motor Co Ltd	3,587,138
30,800	Hosiden Corp	287,108
85	INPEX Corp	384,888
252,000	Isuzu Motors Ltd	836,065
252,000	Itochu Corp	2,054,384
345	Japan Retail Fund Investment Corp (REIT)	461,698
4,900	JFE Holdings Inc	144,584
576,600	JX Holdings Inc *	2,919,285
22,460	K's Holdings Corp	485,191
322,000	Kajima Corp	753,820
62,000	Kamigumi Co Ltd	449,373
88,900	Kao Corp	2,069,513
229,000	Kawasaki Kisen Kaisha Ltd *	852,840
364	KDDI Corp	1,755,449
187,000	Kobe Steel Ltd	386,864
59,400	Komatsu Ltd	1,206,098

See accompanying notes to the financial statements.

9

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
7,800	Kyocera Corp	662,540
13,000	Kyudenko Corp	66,527
7,700	Lawson Inc	350,300
127,600	Leopalace21 Corp *	272,886
231,000	Marubeni Corp	1,189,288
414,000	Mazda Motor Corp	925,575
254,000	Mitsubishi Chemical Holdings Corp	1,201,756
120,600	Mitsubishi Corp	2,584,147
142,000	Mitsubishi Electric Corp	1,133,193
197,900	Mitsubishi UFJ Financial Group Inc	938,345
20,350	Mitsubishi UFJ Lease & Finance Co Ltd	723,408
63,400	Mitsui & Co Ltd	825,310
356,000	Mitsui Mining & Smelting Co Ltd	960,530
217,000	Mitsui OSK Lines Ltd	1,364,012
1,492,400	Mizuho Financial Group Inc	2,288,919
19,500	Murata Manufacturing Co Ltd	926,431
21,000	Nagase & Co	227,699
178	Net One Systems Co Ltd	204,754
17,100	Nidec Corp	1,506,095
4,200	Nintendo Co Ltd	1,164,366
19,000	Nippon Corp	124,440
72,000	Nippon Electric Glass Co Ltd	805,870
58,900	Nippon Telegraph & Telephone Corp	2,532,569
88,500	Nippon Yakin Koguo Co Ltd *	256,028
228,000	Nippon Yusen KK	878,190
473,200	Nissan Motor Co Ltd *	3,606,728
24,000	Nisshinbo Holdings Inc	226,855
9,550	Nitori Co Ltd	832,205
27,300	Nitto Denko Corp	876,093
2,015	NTT Docomo Inc	3,414,467
111,000	Obayashi Corp	422,240
12,000	Ono Pharmaceutical Co Ltd	526,806
31,020	ORIX Corp	2,332,518
368,000	Osaka Gas Co Ltd	1,387,647

See accompanying notes to the financial statements.

10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
83,000	Pacific Metals Co Ltd	596,562
169,100	Pioneer Corp *	501,519
10,440	Point Inc	487,994
137,000	Resona Holdings Inc	1,353,275
103,400	Ricoh Company Ltd	1,325,240
39,500	Round One Corp	171,052
14,200	Ryohin Keikaku Co Ltd	496,120
8,700	Ryosan Co	221,541
28,100	Sankyo Co Ltd	1,421,428
22,500	Secom Co Ltd	981,265
23,500	Sega Sammy Holdings Inc	348,960
91,400	Seven & I Holdings Co Ltd	2,085,234
4,600	Shimamura Co Ltd	418,862
4,300	SMC Corp	530,218
20,200	SoftBank Corp	579,015
344,500	Sojitz Corp	554,131
23,700	Sony Corp	664,264
201,500	Sumitomo Corp	2,308,303
19,800	Sumitomo Electric Industries Ltd	212,224
10,000	Sumitomo Metal Mining Co Ltd	128,392
305,423	Sumitomo Trust & Banking Co Ltd	1,619,799
332,000	Taisei Corp	654,956
19,000	Taisho Pharmaceutical Co Ltd	379,464
38,000	Taiyo Yuden Co Ltd	419,235
160,300	Takeda Pharmaceutical Co Ltd	7,367,616
10,400	TDK Corp	545,642
7,000	Tokyo Electron Ltd	328,426
112,000	Tokyo Gas Co Ltd	521,983
96,500	Tokyo Steel Manufacturing Co	1,053,239
165,000	Tokyo Tatemono Co Ltd	577,261
69,000	TonenGeneral Sekiyu KK	623,418
248,000	Toshiba Corp *	1,165,685
150,000	Tosoh Corp	375,846
101,900	Toyota Motor Corp	3,457,040

See accompanying notes to the financial statements.

11

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
68,600	Toyota Tsusho Corp	981,800
6,900	Unicharm Corp	841,202
92,000	UNY Co Ltd	675,564
7,780	USS Co Ltd	574,005
1,632	Yahoo Japan Corp	586,388
20,420	Yamada Denki Co Ltd	1,270,431
64,500	Yamaha Motor Co Ltd *	865,606
	Total Japan	124,970,599
	Malta — 0.0%
1,718,063	BGP Holdings Plc	—
	Netherlands — 3.0%
36,011	ASML Holding NV	891,050
6,178	Boskalis Westminster	229,635
27,844	CSM	722,937
3,771	Fugro NV	211,306
4,124	Heineken Holding NV	158,268
34,901	Heineken NV	1,559,908
660,608	ING Groep NV *	5,833,546
27,505	Koninklijke Ahold NV	337,647
40,353	Koninklijke BAM Groep NV	200,717
29,921	Koninklijke DSM NV	1,238,146
126,717	Koninklijke Philips Electronics NV	3,531,194
10,131	TNT NV	256,058
18,561	Unilever NV	495,310
	Total Netherlands	15,665,722
	New Zealand — 0.3%
125,132	Fletcher Building Ltd	656,965
658,907	Telecom Corp of New Zealand	946,479
	Total New Zealand	1,603,444

See accompanying notes to the financial statements.

12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Norway — 0.7%
23,130	Acergy SA	352,910
155,600	DnB NOR ASA	1,708,572
20,394	Frontline Ltd	538,953
11,446	Statoil ASA	214,202
50,200	Telenor ASA	732,181
	Total Norway	3,546,818
	Singapore — 3.7%
805,000	CapitaCommercial Trust (REIT)	833,296
228,000	Cosco Corp	266,829
61,000	DBS Group Holdings Ltd	626,579
454,000	Ezra Holdings Ltd	592,829
449,000	Genting Singapore Plc *	561,560
4,598,000	Golden Agri-Resources Ltd	1,907,938
210,000	Ho Bee Investment Ltd	225,502
334,000	Indofood Agri Resources Ltd *	569,794
370,200	Jaya Holdings Ltd *	184,860
154,000	Keppel Corp Ltd	1,020,585
161,000	Keppel Land Ltd	462,488
747,500	Neptune Orient Lines Ltd *	1,057,482
952,000	Noble Group Ltd	1,110,151
216,000	Oversea-Chinese Banking Corp Ltd	1,385,175
448,000	SembCorp Marine Ltd	1,263,593
48,000	Singapore Airlines Ltd	535,684
186,000	Singapore Exchange Ltd	1,034,409
335,000	Singapore Press Holdings Ltd	1,010,328
829,670	Singapore Telecommunications	1,890,496
603,000	Suntec Real Estate Investment Trust (REIT)	632,730
391,000	Swiber Holdings Ltd *	278,007
87,000	United Overseas Bank Ltd	1,203,971
66,000	Venture Corp Ltd	423,984
	Total Singapore	19,078,270

See accompanying notes to the financial statements.

13

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Spain — 1.6%
107,791	Banco Bilbao Vizcaya Argentaria SA	1,298,372
90,290	Banco Popular Espanol SA	534,161
212,959	Banco Santander SA	2,479,755
19,198	Gas Natural SDG SA	289,183
22,039	Inditex SA	1,465,661
104,342	Repsol YPF SA	2,375,081
	Total Spain	8,442,213
	Sweden — 3.5%
41,320	Alfa Laval AB	602,210
39,690	Assa Abloy AB Class B	790,239
33,169	Atlas Copco AB	452,973
93,076	Atlas Copco AB Class A	1,410,116
58,416	Boliden AB	659,446
24,701	Electrolux AB Class B	474,480
78,570	Hennes & Mauritz AB Class B	2,560,447
6,996	Modern Times Group AB Class B	401,036
141,166	Nordea Bank AB	1,258,838
123,747	Sandvik AB	1,460,042
11,179	Scania AB Class B	205,565
168,930	Skandinaviska Enskilda Banken AB Class A	1,045,858
44,293	Skanska AB Class B	678,540
25,768	SKF AB Class B	460,543
60,742	Svenska Handelsbanken AB Class A	1,578,697
186,906	Swedbank AB Class A *	2,083,724
25,856	Swedish Match AB	594,596
29,390	Tele2 AB Class B	528,497
56,462	Trelleborg AB Class B	373,731
41,944	Volvo AB Class B *	483,569
	Total Sweden	18,103,147
	Switzerland — 6.5%
2,523	Bobst Group AG (Registered) *	94,842
72,126	Compagnie Financiere Richemont SA Class A	2,789,266

See accompanying notes to the financial statements.

14

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
173,968	Nestle SA (Registered)	8,993,413
229,769	Novartis AG (Registered)	12,044,886
41,867	Roche Holding AG (Non Voting)	5,679,240
6,641	Swatch Group AG	2,130,330
2,252	Swisscom AG (Registered)	874,123
10,518	Synthes Inc	1,156,769
	Total Switzerland	33,762,869
	United Kingdom — 21.8%
47,044	3i Group Plc	187,110
31,655	Aggreko Plc	686,260
79,832	Amlin Plc	495,393
77,340	Anglo American Plc	2,758,424
28,798	Antofagasta Plc	452,982
176,317	ARM Holdings Plc	983,919
267,090	AstraZeneca Plc	13,128,913
716,902	Barclays Plc	3,291,312
153,272	BG Group Plc	2,454,917
85,762	BHP Billiton Plc	2,391,527
336,743	BP Plc	1,943,426
42,816	British American Tobacco Plc	1,450,739
32,212	British Sky Broadcasting Group Plc	347,724
997,210	BT Group Plc	2,033,605
126,276	Burberry Group Plc	1,639,509
54,926	Capita Group Plc	590,741
7,965	Carnival Plc	257,572
152,608	Centrica Plc	759,193
197,295	Cobham Plc	630,598
173,689	Compass Group Plc	1,416,069
40,149	Cookson Group Plc *	256,920
114,550	Diageo Plc	1,861,937
147,071	Drax Group Plc	891,623
575,237	DSG International Plc *	211,357
60,184	Eurasian Natural Resources Corp	777,708

See accompanying notes to the financial statements.

15

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
46,743	Experian Plc	444,304
885,736	GlaxoSmithKline Plc	16,529,081
259,984	Home Retail Group Plc	866,486
181,211	HSBC Holdings Plc	1,774,902
10,148	Imperial Tobacco Group Plc	279,282
77,582	Inchcape Plc *	303,620
26,347	Intertek Group Plc	678,502
40,448	J Sainsbury Plc	225,882
55,601	Kazakhmys Plc	978,625
1,390,039	Lloyds Banking Group Plc *	1,463,145
206,704	Man Group Plc	656,761
55,775	Next Plc	1,686,578
230,179	Old Mutual Plc	447,325
54,249	Pearson Plc	804,451
35,724	Petrofac Ltd	764,374
271,282	Punch Taverns Plc *	332,944
38,783	Reckitt Benckiser Group Plc	1,933,031
74,895	Reed Elsevier Plc	599,342
165,745	Rentokil Initial Plc *	237,608
130,839	Rio Tinto Plc	6,580,947
62,329	Rolls–Royce Group Plc *	527,364
188,582	Royal Dutch Shell Group Class A (Amsterdam)	4,992,721
147,585	Royal Dutch Shell Plc A Shares (London)	3,908,619
172,455	Royal Dutch Shell Plc B Shares (London)	4,395,395
50,719	SABMiller Plc	1,440,223
156,433	Sage Group Plc (The)	585,791
54,040	Scottish & Southern Energy Plc	948,146
37,145	Shire Plc	799,110
128,530	Smith & Nephew Plc	1,063,693
29,186	SSL International Plc	517,633
72,945	Standard Chartered Plc	1,948,003
88,180	Tesco Plc	548,750
83,170	Travis Perkins Plc *	969,362
14,465	Unilever Plc	381,078

See accompanying notes to the financial statements.

16

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	18,145	Vedanta Resources Plc	522,797
	2,250,636	Vodafone Group Plc	5,403,907
	253,927	William Hill Plc	649,353
	62,961	Wolseley Plc *	1,210,839
	66,705	WPP Plc	659,459
	106,052	Xstrata Plc	1,654,981
	287,645	Yell Group Plc *	63,629
		Total United Kingdom	112,677,521
		TOTAL COMMON STOCKS (COST $484,541,909)	498,626,239
		PREFERRED STOCKS — 0.6%
		Germany — 0.6%
	34,060	Henkel AG & Co KGaA 1.40%	1,596,383
	25,650	Porsche Automobil Holding SE 0.13%	1,196,335
	36,657	ProSiebenSat.1 Media AG 0.13%	657,828
		Total Germany	3,450,546
		TOTAL PREFERRED STOCKS (COST $3,698,344)	3,450,546
		OPTIONS PURCHASED — 0.1%
		United Kingdom — 0.1%
GBP	1,047,916	Barclays PLC Call, Expires 09/17/10 Strike 280.00	399,704
		TOTAL OPTIONS PURCHASED (COST $655,765)	399,704
		SHORT-TERM INVESTMENTS — 2.6%
		Time Deposits — 1.8%
NZD	47,895	Brown Brothers Harriman (Grand Cayman) Time Deposit, 3.07%, due 09/01/10	33,397
CHF	10,478	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.02%, due 09/01/10	10,321

See accompanying notes to the financial statements.

17

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
HKD	113,377	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.03%, due 09/01/10	14,575
CAD	13,853	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.70%, due 09/01/10	12,991
SEK	70,952	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 09/01/10	9,599
NOK	60,095	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.89%, due 09/01/10	9,528
DKK	56,258	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 09/01/10	9,577
EUR	6,205,819	Citibank (New York) Time Deposit, 0.28%, due 09/01/10	7,864,325
AUD	91,590	Deustche Bank (Frankfurt) Time Deposit, 4.44%, due 09/01/10	81,488
USD	1,172,311	DnB Nor Bank (Oslo) Time Deposit, 0.21%, due 09/01/10	1,172,311
GBP	29,763	HSBC Bank (London) Time Deposit, 0.46%, due 09/01/10	45,646
		Total Time Deposits	9,263,758
		U.S. Government — 0.8%
	4,336,000	U.S. Treasury Bill, 0.15%, due 09/23/10 (a)	4,335,523
		TOTAL SHORT-TERM INVESTMENTS (COST $13,599,281)	13,599,281
		TOTAL INVESTMENTS — 99.7% (Cost $502,495,299)	516,075,770
		Other Assets and Liabilities (net) — 0.3%	1,294,110
		TOTAL NET ASSETS — 100.0%	$517,369,880

See accompanying notes to the financial statements.

18

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
10/22/10	Bank of America N.A.	GBP	2,874,517	$4,406,984	$(96,809)

†  Fund buys foreign currency; sells USD.

Written Options

	Notional Amount	Expiration Date		Description	Premiums	Market Value
PUT	1,047,916	9/17/2010	GBP	Barclays PLC, Strike 240.00	$(491,823)	$(13,855)

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

19

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

20

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $502,495,299) (Note 2)	$516,075,770
Foreign currency, at value (cost $150,010) (Note 2)	151,205
Dividends receivable	1,520,775
Foreign taxes receivable	306,919
Receivable for expenses reimbursed by Manager (Note 5)	48,019
Total assets	518,102,688
Liabilities:
Payable for Fund shares repurchased	171,294
Payable to affiliate for (Note 5):
Management fee	227,986
Shareholder service fee	68,396
Trustees and Chief Compliance Officer of GMO Trust fees	1,028
Unrealized depreciation on open forward currency contracts (Note 4)	96,809
Written options outstanding, at value (premiums $491,823) (Note 4)	13,855
Accrued expenses	153,440
Total liabilities	732,808
Net assets	$517,369,880
Net assets consist of:
Paid-in capital	$620,842,906
Accumulated undistributed net investment income	5,761,124
Accumulated net realized loss	(122,892,798)
Net unrealized appreciation	13,658,648
$517,369,880
Net assets attributable to:
Class III shares	$517,369,880
Shares outstanding:
Class III	41,143,393
Net asset value per share:
Class III	$12.57

See accompanying notes to the financial statements.

21

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,048,466)	$9,952,800
Interest	8,430
Total investment income	9,961,230
Expenses:
Management fee (Note 5)	1,372,557
Shareholder service fee – Class III (Note 5)	411,767
Custodian and fund accounting agent fees	192,556
Audit and tax fees	41,676
Transfer agent fees	15,364
Legal fees	13,524
Trustees fees and related expenses (Note 5)	5,981
Registration fees	1,012
Miscellaneous	21,896
Total expenses	2,076,333
Fees and expenses reimbursed by Manager (Note 5)	(281,796)
Expense reductions (Note 2)	(182)
Net expenses	1,794,355
Net investment income (loss)	8,166,875
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(2,977,645)
Closed futures contracts	375,442
Foreign currency, forward contracts and foreign currency related transactions	(13,758)
Net realized gain (loss)	(2,615,961)
Change in net unrealized appreciation (depreciation) on:
Investments	(20,637,064)
Open futures contracts	308,049
Written options	222,413
Foreign currency, forward contracts and foreign currency related transactions	(240,818)
Net unrealized gain (loss)	(20,347,420)
Net realized and unrealized gain (loss)	(22,963,381)
Net increase (decrease) in net assets resulting from operations	$(14,796,506)

See accompanying notes to the financial statements.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,166,875	$11,114,190
Net realized gain (loss)	(2,615,961)	(73,948,723)
Change in net unrealized appreciation (depreciation)	(20,347,420)	238,686,937
Net increase (decrease) in net assets from operations	(14,796,506)	175,852,404
Distributions to shareholders from:
Net investment income
Class III	—	(15,061,272)
	—	(15,061,272)
Net share transactions (Note 9):
Class III	(15,012,020)	(27,636,783)
Total increase (decrease) in net assets	(29,808,526)	133,154,349
Net assets:
Beginning of period	547,178,406	414,024,057
End of period (including accumulated undistributed net investment income of $5,761,124 and distributions in excess of net investment income of $2,405,751, respectively)	$517,369,880	$547,178,406

See accompanying notes to the financial statements.

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$12.97		$9.28		$18.73		$20.76		$18.31	$15.78
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.26		0.48		0.51		0.36	0.35
Net realized and unrealized gain (loss)	(0.59)		3.80		(8.92)		0.20	(a)	3.28	2.77
Total from investment operations	(0.40)		4.06		(8.44)		0.71		3.64	3.12
Less distributions to shareholders:
From net investment income	—		(0.37)		(0.49)		(0.57)		(0.40)	(0.31)
From net realized gains	—		—		(0.52)		(2.17)		(0.79)	(0.28)
Total distributions	—		(0.37)		(1.01)		(2.74)		(1.19)	(0.59)
Net asset value, end of period	$12.57		$12.97		$9.28		$18.73		$20.76	$18.31
Total Return(b)	(3.08	)%**	43.60%		(46.71)%		2.28%		20.33%	20.04%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$517,370		$547,178		$414,024		$1,092,346		$1,105,264	$829,583
Net expenses to average daily net assets	0.65	%(c)*	0.65	%(c)	0.67	%(c)	0.69	%(c)	0.69%	0.69%
Net investment income (loss) to average daily net assets	2.98	%*	2.08%		3.09%		2.33%		1.83%	2.10%
Portfolio turnover rate	23	%**	49%		67%		41%		34%	39%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%		0.11%		0.09%		0.08%	0.10%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the MSCI EAFE Index (after tax). The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in companies tied economically to countries other than the U.S. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Manager uses quantitative models integrated with tax management techniques to provide broad exposure to the international equity markets to investors subject to U.S. federal income tax. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select individual equity investments, countries, and currencies. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). In selecting countries in which to invest and determining the Fund's currency exposures, the Manager considers many factors, which may include aggregate stock market valuations, global competitiveness, and investor sentiment. The Manager also uses proprietary techniques to adjust the composition of the portfolio for other factors such as position size, country, industry and sector weights, and market capitalization. The factors considered and the models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Manager considers the tax effects of a proposed purchase or sale of an equity investment in conjunction with the return it forecasts for that equity investment and the contribution it expects that investment to make to the overall portfolio. The Manager may employ a variety of tax management techniques, such as seeking to minimize sales of securities that result in capital gains, selling securities producing long-term capital rather than short-term capital gains, and selling securities to realize capital losses that can be offset against realized capital gains. The tax management techniques employed by the

25

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Manager may change over time depending upon a variety of factors, including current market conditions and the amount of unrealized gains and losses in the Fund's portfolio.

The Fund may make investments tied economically to emerging countries, but these investments generally will represent 15% or less of the Fund's total assets. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment and/or foreign currency exposure. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 95.5% of the net assets of the Fund were valued using fair value prices based on those adjustments and are classified as using Level 2 inputs in the table below. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include: fair value adjustments applied to closing prices of foreign securities due to market events that have occurred since the local market close but before the Fund's daily NAV calculation.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$15,897,293	$—	$15,897,293
Austria	—	4,896,123	—	4,896,123
Belgium	—	7,181,586	—	7,181,586
Canada	5,689,097	—	—	5,689,097
Denmark	—	6,397,348	—	6,397,348
Finland	—	3,773,612	—	3,773,612

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
France	$842,927	$48,925,151		$—	$49,768,078
Germany	—	19,677,268		—	19,677,268
Greece	—	3,279,363		—	3,279,363
Hong Kong	—	8,223,760		—	8,223,760
Ireland	—	3,484,788		—	3,484,788
Italy	—	32,507,320		—	32,507,320
Japan	—	124,970,599		—	124,970,599
Malta	—	0	*	—	0
Netherlands	—	15,665,722		—	15,665,722
New Zealand	946,479	656,965		—	1,603,444
Norway	—	3,546,818		—	3,546,818
Singapore	592,829	18,485,441		—	19,078,270
Spain	—	8,442,213		—	8,442,213
Sweden	—	18,103,147		—	18,103,147
Switzerland	—	33,762,869		—	33,762,869
United Kingdom	—	112,677,521		—	112,677,521
TOTAL COMMON STOCKS	8,071,332	490,554,907		—	498,626,239
Preferred Stocks
Germany	—	3,450,546		—	3,450,546
TOTAL PREFERRED STOCKS	—	3,450,546		—	3,450,546
Options Purchased
United Kingdom	—	399,704		—	399,704
TOTAL OPTIONS PURCHASED	—	399,704		—	399,704
Short-Term Investments	9,263,758	4,335,523		—	13,599,281
Total Investments	17,335,090	498,740,680		—	516,075,770
Total	$17,335,090	$498,740,680		$—	$516,075,770

28

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Forward Currency Contracts
Foreign Exchange Risk	$—	$(96,809)	$—	$(96,809)
Written Options
Equity Contracts Risk	—	(13,855)	—	(13,855)
Total Derivatives	—	(110,664)	—	(110,664)
Total	$—	$(110,664)	$—	$(110,664)

*  Represents the interest in securities that have no value at August 31, 2010.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

29

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Foreign taxes paid by the Fund may be treated, to the extent permissible under the Code and if the Fund so elects, as if paid by the shareholders of the Fund.

The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October currency losses of $77,676.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(119,015,220)
Total	$(119,015,220)

30

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$506,367,903	$48,329,079	$(38,621,212)	$9,707,867

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Brown Brothers Harriman & Co. ("BBH") serves as the Fund's custodian and fund accounting agent. State Street Bank and Trust Company ("State Street") serves as the Fund's transfer agent. BBH's and State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with each agent. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund's tax management strategies will be effective, and an investor may incur tax liabilities that exceed their economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund needs to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in kind); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes,

33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). The Funds also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" above), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a

34

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. During the period ended August 31, 2010, the Fund used forward currency contracts to manage against anticipated currency exchange rate changes and adjust exposure to foreign currencies. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

35

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Because regular trading on many foreign exchanges closes prior to the close of the NYSE, closing prices for foreign futures contracts on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund generally values foreign futures contracts using fair value prices, which are based on adjustments to local closing prices, and supplied by a third party vendor based on that vendor's proprietary models. During the period ended August 31, 2010, the Fund used futures contracts to adjust exposure to certain securities markets and maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased call option contracts as a substitute for direct equity investment (when paired with written put options). Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash,

36

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2010, the Fund used written put option contracts as a substitute for direct equity investment (when paired with purchased call options). Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2010, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of period	$(1,047,916)	—	$(491,823)	$—	—	$—
Options written	—	—	—	—	—	—
Options exercised	—	—	—
Options expired	—	—	—	—	—	—
Options sold	—	—	—	—	—	—
Outstanding, end of period	$(1,047,916)	—	$(491,823)	$—	—	$—

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price

38

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. During the period ended August 31, 2010, the Fund held rights and warrants received as a result of a corporate action. The Fund held no rights or warrants at the end of the period.

39

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options, rights and warrants)	$—	$—	$399,704	$—	$399,704
Total	$—	$—	$399,704	$—	$399,704
Liabilities:
Written options outstanding	$—	$—	$(13,855)	$—	$(13,855)
Unrealized depreciation on forward currency contracts	—	(96,809)	—	—	(96,809)
Total	$—	$(96,809)	$(13,855)	$—	$(110,664)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Purchased options, rights and warrants	$—	$—	$(51,313)	$—	$(51,313)
Forward Currency Contracts	—	7,528	—	—	7,528
Futures Contracts	—	—	375,442	—	375,442
Total	$—	$7,528	$324,129	$—	$331,657
Change in Unrealized Appreciation (Depreciation) on:
Future contracts	$—	$—	$308,049	$—	$308,049
Purchased options, rights and warrants	—	—	(503,780)	—	(503,780)
Forward currency contracts	—	20,240	—	—	20,240
Written option contracts	—	—	222,413	—	222,413
Total	$—	$20,240	$26,682	$—	$46,922

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

40

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), notional amounts (swap agreements), or principal amounts (options) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Options	Rights/Warrants
Average amount outstanding	4,358,466	6,429,317	3,178,351	7,392

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.50% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These contractual expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $5,981 and $2,024, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

41

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $118,913,576 and $117,533,578, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 21.00% of the outstanding shares of the Fund were held by two shareholders. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.58% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,457,305	$43,013,408	4,695,558	$58,406,771
Shares issued to shareholders in reinvestment of distributions	—	—	550,972	7,346,499
Shares repurchased	(4,517,325)	(58,025,428)	(7,646,088)	(93,390,053)
Net increase (decrease)	(1,060,020)	$(15,012,020)	(2,399,558)	$(27,636,783)

42

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

43

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

44

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

45

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.65%	$1,000.00	$969.20	$3.23
2	) Hypothetical	0.65%	$1,000.00	$1,021.93	$3.31

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

46

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.8%
Short-Term Investments	3.3
Mutual Funds	1.6
Futures Contracts	(0.2)
Other	0.5
100.0%
Industry Group Summary	% of Equity Investments*
Software & Services	19.7%
Pharmaceuticals, Biotechnology & Life Sciences	18.5
Food, Beverage & Tobacco	10.2
Energy	9.0
Technology Hardware & Equipment	8.9
Health Care Equipment & Services	7.2
Capital Goods	5.4
Food & Staples Retailing	5.2
Household & Personal Products	4.6
Retailing	1.7
Consumer Services	1.6
Telecommunication Services	1.5
Diversified Financials	1.4
Insurance	1.1
Media	1.0
Materials	0.8
Consumer Durables & Apparel	0.7
Transportation	0.5
Banks	0.4
Automobiles & Components	0.3
Semiconductors & Semiconductor Equipment	0.2
Utilities	0.1
Commercial & Professional Services	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Automobiles & Components — 0.3%
2,600	Ford Motor Co. *	29,354
300	Harley-Davidson, Inc.	7,296
400	Johnson Controls, Inc.	10,612
	Total Automobiles & Components	47,262
	Banks — 0.3%
200	BB&T Corp.	4,424
200	Comerica, Inc.	6,882
100	M&T Bank Corp.	8,564
100	New York Community Bancorp, Inc.	1,589
400	PNC Financial Services Group, Inc.	20,384
400	Wells Fargo & Co.	9,420
	Total Banks	51,263
	Capital Goods — 5.2%
2,400	3M Co.	188,520
500	Boeing Co.	30,565
1,000	Caterpillar, Inc.	65,160
200	Cummins, Inc.	14,882
200	Danaher Corp.	7,266
100	Deere & Co.	6,327
100	Eaton Corp.	6,948
600	Emerson Electric Co.	27,990
9,400	General Electric Co.	136,112
1,500	General Dynamics Corp.	83,805
100	L-3 Communications Holdings, Inc.	6,660
20	Lockheed Martin Corp.	1,390
200	Northrop Grumman Corp.	10,824
100	Owens Corning, Inc. *	2,720
100	Parker Hannifin Corp.	5,916
200	Rockwell Automation, Inc.	10,228
200	Rockwell Collins, Inc.	10,786
2,500	United Technologies Corp.	163,025
	Total Capital Goods	779,124

See accompanying notes to the financial statements.

2

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Commercial & Professional Services — 0.0%
100	Pitney Bowes, Inc.	1,924
	Consumer Durables & Apparel — 0.7%
1,400	Coach, Inc.	50,176
100	Newell Rubbermaid, Inc.	1,502
500	Nike, Inc.-Class B	35,000
100	Polo Ralph Lauren Corp.	7,574
100	Stanley Black & Decker, Inc.	5,364
100	Whirlpool Corp.	7,416
	Total Consumer Durables & Apparel	107,032
	Consumer Services — 1.5%
200	Apollo Group, Inc.-Class A *	8,496
200	ITT Educational Services, Inc. *	10,652
200	Marriott International, Inc.-Class A	6,402
2,600	McDonald's Corp.	189,956
700	Starbucks Corp.	16,093
	Total Consumer Services	231,599
	Diversified Financials — 1.3%
1,700	American Express Co.	67,779
200	Ameriprise Financial, Inc.	8,716
6,000	Bank of America Corp.	74,700
50	BlackRock, Inc.	7,097
200	Capital One Financial Corp.	7,572
230	Franklin Resources, Inc.	22,197
40	Goldman Sachs Group (The), Inc.	5,478
200	Morgan Stanley	4,938
100	T. Rowe Price Group, Inc.	4,378
	Total Diversified Financials	202,855
	Energy — 8.5%
300	Arch Coal, Inc.	6,753
60	Baker Hughes, Inc.	2,255

See accompanying notes to the financial statements.

3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
200	Cameron International Corp. *	7,356
300	Chesapeake Energy Corp.	6,204
3,100	Chevron Corp.	229,896
100	Cimarex Energy Co.	6,542
1,974	ConocoPhillips	103,497
100	EOG Resources, Inc.	8,687
13,900	Exxon Mobil Corp.	822,324
100	FMC Technologies, Inc. *	6,185
500	Halliburton Co.	14,105
300	Nabors Industries Ltd. *	4,704
100	Newfield Exploration Co. *	4,801
100	Occidental Petroleum Corp.	7,308
100	Peabody Energy Corp.	4,280
100	Pioneer Natural Resources Co.	5,782
300	Plains Exploration & Production Co. *	7,164
200	Schlumberger Ltd.	10,666
200	Sunoco, Inc.	6,736
100	Tesoro Corp.	1,123
600	Valero Energy Corp.	9,462
100	Whiting Petroleum Corp. *	8,484
300	Williams Cos., Inc.	5,439
	Total Energy	1,289,753
	Food & Staples Retailing — 4.9%
300	Kroger Co. (The)	5,919
6,300	Walgreen Co.	169,344
11,300	Wal-Mart Stores, Inc.	566,582
200	Whole Foods Market, Inc. *	6,958
	Total Food & Staples Retailing	748,803
	Food, Beverage & Tobacco — 9.7%
5,300	Altria Group, Inc.	118,296
200	Archer-Daniels-Midland Co.	6,156
300	Coca-Cola Enterprises, Inc.	8,538

See accompanying notes to the financial statements.

4

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
8,500	Coca-Cola Co. (The)	475,320
1,400	General Mills, Inc.	50,624
300	Green Mountain Coffee Roasters, Inc. *	9,246
200	Hansen Natural Corp. *	9,008
600	Kellogg Co.	29,808
500	Kraft Foods, Inc.-Class A	14,975
5,630	PepsiCo, Inc.	361,333
7,100	Philip Morris International, Inc.	365,224
400	Sara Lee Corp.	5,776
400	Tyson Foods, Inc.-Class A	6,552
	Total Food, Beverage & Tobacco	1,460,856
	Health Care Equipment & Services — 6.8%
500	Aetna, Inc.	13,360
2,000	AmerisourceBergen Corp.	54,560
1,200	Cardinal Health, Inc.	35,952
100	Cerner Corp. *	7,285
600	Cigna Corp.	19,332
200	Community Health Systems, Inc. *	5,214
300	Coventry Health Care, Inc. *	5,805
100	DaVita, Inc. *	6,462
600	Express Scripts, Inc. *	25,560
200	Humana, Inc. *	9,558
80	Intuitive Surgical, Inc. *	21,203
800	McKesson Corp.	46,440
7,400	Medtronic, Inc.	232,952
200	Quest Diagnostics, Inc.	8,700
200	ResMed, Inc. *	6,028
900	Stryker Corp.	38,871
10,921	UnitedHealth Group, Inc.	346,414
1,900	WellPoint, Inc. *	94,392
1,100	Zimmer Holdings, Inc. *	51,887
	Total Health Care Equipment & Services	1,029,975

See accompanying notes to the financial statements.

5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Household & Personal Products — 4.3%
400	Avon Products, Inc.	11,640
100	Clorox Co.	6,482
3,000	Colgate-Palmolive Co.	221,520
200	Estee Lauder Cos. (The), Inc.-Class A	11,214
800	Kimberly-Clark Corp.	51,520
5,900	Procter & Gamble Co. (The)	352,053
	Total Household & Personal Products	654,429
	Insurance — 1.0%
700	AFLAC, Inc.	33,075
700	Allstate Corp. (The)	19,320
200	Assurant, Inc.	7,312
300	Chubb Corp.	16,536
200	HCC Insurance Holdings, Inc.	5,046
200	MetLife, Inc.	7,520
400	Progressive Corp. (The)	7,920
100	Prudential Financial, Inc.	5,057
200	Torchmark Corp.	9,870
600	Travelers Cos. (The), Inc.	29,388
300	Unum Group	6,015
300	W.R. Berkley Corp.	7,905
	Total Insurance	154,964
	Materials — 0.8%
800	Alcoa, Inc.	8,168
1,300	Dow Chemical Co. (The)	31,681
200	E.I. du Pont de Nemours & Co.	8,154
100	Eastman Chemical Co.	6,155
200	Freeport-McMoRan Copper & Gold, Inc.	14,396
400	International Paper Co.	8,184
100	Lubrizol Corp.	9,331
100	MeadWestvaco Corp.	2,176
600	Southern Copper Corp.	18,144
100	Walter Energy, Inc.	7,204
	Total Materials	113,593

See accompanying notes to the financial statements.

6

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Media — 1.0%
800	CBS Corp.-Class B (Non Voting)	11,056
900	Comcast Corp.-Class A	15,408
300	DirectTV-Class A *	11,376
100	Discovery Communications, Inc. *	3,775
200	Interpublic Group of Cos. (The), Inc. *	1,706
1,000	Liberty Media Corp.-Interactive-Class A *	10,550
1,600	News Corp.-Class A	20,112
200	Time Warner Cable, Inc.	10,322
400	Viacom, Inc.-Class B	12,568
400	Virgin Media, Inc.	8,324
1,200	Walt Disney Co. (The)	39,108
	Total Media	144,305
	Pharmaceuticals, Biotechnology & Life Sciences — 17.5%
6,300	Abbott Laboratories	310,842
200	Allergan, Inc.	12,284
3,100	Amgen, Inc. *	158,224
300	Biogen Idec, Inc. *	16,140
1,400	Bristol-Myers Squibb Co.	36,512
7,000	Eli Lilly & Co.	234,920
1,300	Forest Laboratories, Inc. *	35,477
1,200	Gilead Sciences, Inc. *	38,232
9,900	Johnson & Johnson	564,498
10,361	Merck & Co., Inc.	364,293
10	Mettler-Toledo International, Inc. *	1,106
54,964	Pfizer, Inc.	875,576
	Total Pharmaceuticals, Biotechnology & Life Sciences	2,648,104
	Retailing — 1.6%
200	Abercrombie & Fitch Co.-Class A	6,920
200	Advance Auto Parts, Inc.	10,894
170	Amazon.com, Inc. *	21,221
30	AutoZone, Inc. *	6,293
200	Bed Bath & Beyond, Inc. *	7,194

See accompanying notes to the financial statements.

7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
200	Best Buy Co., Inc.	6,278
300	CarMax, Inc. *	5,979
300	Expedia, Inc.	6,858
300	Gap (The), Inc.	5,067
200	Guess?, Inc.	6,462
1,800	Home Depot, Inc.	50,058
500	Limited Brands, Inc.	11,800
500	Lowe's Cos., Inc.	10,150
300	Macy's, Inc.	5,832
100	Netflix, Inc. *	12,552
400	Nordstrom, Inc.	11,568
300	PetSmart, Inc.	9,567
60	Priceline.com Inc. *	17,489
100	Ross Stores, Inc.	4,963
100	Sears Holdings Corp. *	6,190
200	Tiffany & Co.	7,926
200	TJX Cos. (The), Inc.	7,938
200	Urban Outfitters, Inc. *	6,064
	Total Retailing	245,263
	Semiconductors & Semiconductor Equipment — 0.2%
100	Broadcom Corp.-Class A	2,997
100	Cree, Inc. *	5,354
700	Micron Technology, Inc. *	4,526
400	NVIDIA Corp. *	3,732
300	Texas Instruments, Inc.	6,909
	Total Semiconductors & Semiconductor Equipment	23,518
	Software & Services — 18.7%
200	Akamai Technologies, Inc. *	9,214
200	Citrix Systems, Inc. *	11,588
1,000	Cognizant Technology Solutions Corp.-Class A *	57,605
100	Computer Sciences Corp.	3,981
8,161	eBay, Inc. *	189,662
100	Factset Research Systems, Inc.	7,355

See accompanying notes to the financial statements.

8

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
100	Fiserv, Inc. *	5,003
200	Global Payments, Inc.	7,526
1,430	Google, Inc.-Class A *	643,528
1,540	International Business Machines Corp.	189,774
37,300	Microsoft Corp.	875,804
36,600	Oracle Corp.	800,808
100	Red Hat, Inc. *	3,455
110	Salesforce.com, Inc. *	12,087
400	Symantec Corp. *	5,452
100	VMware, Inc. *	7,857
	Total Software & Services	2,830,699
	Technology Hardware & Equipment — 8.5%
400	Agilent Technologies, Inc. *	10,788
2,730	Apple, Inc. *	664,400
12,400	Cisco Systems, Inc. *	248,620
1,200	Dell, Inc. *	14,124
300	EMC Corp. *	5,472
100	F5 Networks, Inc. *	8,743
100	FLIR Systems, Inc. *	2,512
2,900	Hewlett-Packard Co.	111,592
400	Jabil Circuit, Inc.	4,100
900	Motorola, Inc. *	6,777
400	NetApp, Inc. *	16,176
4,200	Qualcomm, Inc.	160,902
100	SanDisk Corp. *	3,324
600	Western Digital Corp. *	14,490
1,300	Xerox Corp.	10,972
	Total Technology Hardware & Equipment	1,282,992
	Telecommunication Services — 1.4%
5,163	AT&T, Inc.	139,556
200	Crown Castle International Corp. *	8,224
200	NII Holdings, Inc. *	7,250
1,942	Verizon Communications, Inc.	57,309
	Total Telecommunication Services	212,339

See accompanying notes to the financial statements.

9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Transportation — 0.5%
400	CSX Corp.	19,956
300	FedEx Corp.	23,415
300	Norfolk Southern Corp.	16,104
600	Southwest Airlines Co.	6,630
100	Union Pacific Corp.	7,294
	Total Transportation	73,399
	Utilities — 0.1%
400	AES Corp. (The) *	4,096
100	Integrys Energy Group, Inc.	4,845
	Total Utilities	8,941
	TOTAL COMMON STOCKS (COST $13,929,674)	14,342,992
	MUTUAL FUNDS — 1.6%
	Affiliated Issuers — 1.6%
9,637	GMO U.S. Treasury Fund	240,931
	TOTAL MUTUAL FUNDS (COST $241,027)	240,931
	SHORT-TERM INVESTMENTS — 3.3%
	Money Market Funds — 3.3%
509,994	State Street Institutional Treasury Money Market Fund-Institutional Class	509,994
	TOTAL SHORT-TERM INVESTMENTS (COST $509,994)	509,994
	TOTAL INVESTMENTS — 99.7% (Cost $14,680,695)	15,093,917
	Other Assets and Liabilities (net) — 0.3%	39,392
	TOTAL NET ASSETS — 100.0%	$15,133,309

See accompanying notes to the financial statements.

10

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
8	S&P 500 E-Mini Index	September 2010	$419,320	$(30,021)

As of August 31, 2010, for futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

11

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $14,439,668) (Note 2)	$14,852,986
Investments in affiliated issuers, at value (cost $241,027) (Notes 2 and 10)	240,931
Dividends receivable	46,863
Receivable for collateral on open futures contracts (Note 2)	36,000
Receivable for variation margin on open futures contracts (Note 4)	1,280
Receivable for expenses reimbursed by Manager (Note 5)	5,394
Total assets	15,183,454
Liabilities:
Payable for investments purchased	29
Payable for Fund shares repurchased	9,430
Payable to affiliate for (Note 5):
Management fee	4,382
Shareholder service fee	1,991
Trustees and Chief Compliance Officer of GMO Trust fees	88
Accrued expenses	34,225
Total liabilities	50,145
Net assets	$15,133,309
Net assets consist of:
Paid-in capital	$34,676,815
Accumulated undistributed net investment income	49,866
Accumulated net realized loss	(19,976,573)
Net unrealized appreciation	383,201
$15,133,309
Net assets attributable to:
Class III shares	$15,133,309
Shares outstanding:
Class III	1,540,455
Net asset value per share:
Class III	$9.82

See accompanying notes to the financial statements.

12

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends	$176,225
Interest	106
Dividends from affiliated issuers (Note 10)	62
Total investment income	176,393
Expenses:
Management fee (Note 5)	26,422
Shareholder service fee – Class III (Note 5)	12,010
Audit and tax fees	28,704
Registration fees	1,288
Custodian, fund accounting agent and transfer agent fees	552
Legal fees	368
Trustees fees and related expenses (Note 5)	174
Miscellaneous	243
Total expenses	69,761
Fees and expenses reimbursed by Manager (Note 5)	(31,096)
Expense reductions (Note 2)	(26)
Net expenses	38,639
Net investment income (loss)	137,754
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(21,929)
Investments in affiliated issuers	(80)
Realized gains distributions from affiliated issuers (Note 10)	46
Closed futures contracts	261
Net realized gain (loss)	(21,702)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(965,986)
Investments in affiliated issuers	(96)
Open futures contracts	(30,021)
Net unrealized gain (loss)	(996,103)
Net realized and unrealized gain (loss)	(1,017,805)
Net increase (decrease) in net assets resulting from operations	$(880,051)

See accompanying notes to the financial statements.

13

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$137,754	$211,747
Net realized gain (loss)	(21,702)	(854,787)
Change in net unrealized appreciation (depreciation)	(996,103)	3,796,115
Net increase (decrease) in net assets from operations	(880,051)	3,153,075
Distributions to shareholders from:
Net investment income
Class III	(126,086)	(215,661)
Net share transactions (Note 9):
Class III	253,412	2,749,894
Total increase (decrease) in net assets	(752,725)	5,687,308
Net assets:
Beginning of period	15,886,034	10,198,726
End of period (including accumulated undistributed net investment income of $49,866 and $38,198, respectively)	$15,133,309	$15,886,034

See accompanying notes to the financial statements.

14

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$10.49		$7.74		$12.21		$13.48		$12.83	$12.14
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.18		0.18		0.21		0.19	0.20
Net realized and unrealized gain (loss)	(0.68)		2.75		(4.45)		(1.08)		0.64	0.69
Total from investment operations	(0.59)		2.93		(4.27)		(0.87)		0.83	0.89
Less distributions to shareholders:
From net investment income	(0.08)		(0.18)		(0.20)		(0.22)		(0.18)	(0.20)
From net realized gains	—		—		—		(0.18)		—	—
Total distributions	(0.08)		(0.18)		(0.20)		(0.40)		(0.18)	(0.20)
Net asset value, end of period	$9.82		$10.49		$7.74		$12.21		$13.48	$12.83
Total Return(a)	(5.63	)%**	38.22%		(35.43)%		(6.78)%		6.53%	7.46%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$15,133		$15,886		$10,199		$88,686		$116,725	$121,339
Net expenses to average daily net assets	0.48	%(b)(c)*	0.48	%(b)	0.48	%(b)	0.48	%(b)	0.48%	0.48%
Net investment income (loss) to average daily net assets	1.72	%*	1.86%		1.55%		1.55%		1.46%	1.65%
Portfolio turnover rate	19	%**	61%		66%		62%		67%	62%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.39	%*	0.84%		0.17%		0.12%		0.11%	0.08%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Tax-Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the Russell 3000 Index. The Fund uses quantitative models integrated with tax management techniques to provide broad exposure to the U.S. equity market to investors subject to U.S. federal income tax. Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

The Manager considers the tax effects of a proposed purchase or sale of an equity investment in conjunction with the return it forecasts for that investment and the contribution it expects that investment to make to the overall portfolio. The Manager may employ a variety of tax management techniques, such as seeking to minimize sales of securities that result in capital gains, selling securities producing long-term rather than short-term capital gains, and selling securities to realize capital losses that can be offset against realized capital gains. The tax management techniques employed by the Manager may change over time depending upon a variety of factors, including current market conditions and the amount of unrealized gains and losses in the Fund's portfolio.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts,

16

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

(i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

17

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$14,342,992	$—	$—	$14,342,992
Mutual Funds	240,931	—	—	240,931
Short-Term Investments	509,994	—	—	509,994
Total Investments	15,093,917	—	—	15,093,917
Total	$15,093,917	$—	$—	$15,093,917

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Futures Contracts
Equity Risk	$(30,021)	$—	$—	$(30,021)
Total	$(30,021)	$—	$—	$(30,021)

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

18

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(8,413,466)
2/28/2018	(11,370,066)
Total	$(19,783,532)

19

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$14,846,897	$975,126	$(728,106)	$247,020

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

20

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund's tax management strategies will be effective, and an investor may incur tax liabilities that exceed their economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

Other principal risks of an investment in the Fund include Market Risk — Value Securities (risk that the price of the Fund's investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

21

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be

22

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash,

23

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

24

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to

25

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of

26

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Liabilities:
Unrealized depreciation on future contracts*	$—	$—	$—	$(30,021)	$—	$(30,021)
Total	$—	$—	$—	$(30,021)	$—	$(30,021)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Future contracts	$—	$—	$—	$261	$—	$261
Total	$—	$—	$—	$261	$—	$261
Change in Unrealized Appreciation (Depreciation) on:
Future contracts	$—	$—	$—	$(30,021)	$—	$(30,021)
Total	$—	$—	$—	$(30,021)	$—	$(30,021)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair values of derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$89,234

27

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.33% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $174 and $59, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

28

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $3,068,502 and $2,961,960, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 93.60% of the outstanding shares of the Fund were held by five shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.24% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	20,725	$204,970	486,817	$5,188,445
Shares issued to shareholders in reinvestment of distributions	7,343	75,001	11,344	103,124
Shares repurchased	(2,618)	(26,559)	(301,106)	(2,541,675)
Net increase (decrease)	25,450	$253,412	197,055	$2,749,894

29

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$441,107	$200,000	$62	$46	$240,931
Totals	$—	$441,107	$200,000	$62	$46	$240,931

30

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received

31

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades

32

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

33

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$943.70	$2.35
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Mutual Funds	0.9
Short-Term Investments	0.2
Other	0.1
100.0%
Industry Group Summary	% of Equity Investments *
Pharmaceuticals, Biotechnology & Life Sciences	18.7%
Software & Services	17.5
Health Care Equipment & Services	9.0
Technology Hardware & Equipment	7.7
Capital Goods	6.2
Food, Beverage & Tobacco	6.1
Food & Staples Retailing	5.6
Household & Personal Products	5.0
Energy	4.8
Media	3.3
Insurance	2.5
Retailing	2.5
Consumer Services	2.2
Consumer Durables & Apparel	1.6
Diversified Financials	1.5
Telecommunication Services	1.3
Materials	1.2
Real Estate	0.9
Banks	0.8
Transportation	0.5
Automobiles & Components	0.5
Commercial & Professional Services	0.4
Utilities	0.2
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Automobiles & Components — 0.5%
200	Autoliv, Inc.	10,828
5,100	Ford Motor Co. *	57,579
500	Harley-Davidson, Inc.	12,160
400	TRW Automotive Holdings Corp. *	13,904
	Total Automobiles & Components	94,471
	Banks — 0.8%
1,200	CIT Group, Inc. *	44,016
800	New York Community Bancorp, Inc.	12,712
1,600	PNC Financial Services Group, Inc.	81,536
4,200	Regions Financial Corp.	27,006
	Total Banks	165,270
	Capital Goods — 6.1%
2,600	3M Co.	204,230
1,600	Boeing Co.	97,808
1,100	Caterpillar, Inc.	71,676
1,300	Danaher Corp.	47,229
400	Dover Corp.	17,904
400	Eaton Corp.	27,792
1,200	Emerson Electric Co.	55,980
300	Fastenal Co.	13,581
20,000	General Electric Co.	289,600
1,900	General Dynamics Corp.	106,153
200	Joy Global, Inc.	11,348
300	L-3 Communications Holdings, Inc.	19,980
800	Northrop Grumman Corp.	43,296
300	Owens Corning, Inc. *	8,160
460	Precision Castparts Corp.	52,063
700	Rockwell Collins, Inc.	37,751
500	Spirit Aerosystems Holdings, Inc.-Class A *	9,670
1,500	Textron, Inc.	25,605

See accompanying notes to the financial statements.

2

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
1,500	United Technologies Corp.	97,815
	Total Capital Goods	1,237,641
	Commercial & Professional Services — 0.4%
300	Copart, Inc. *	9,915
200	Dun & Bradstreet Corp.	13,180
1,000	Pitney Bowes, Inc.	19,240
1,500	RR Donnelley & Sons Co.	22,717
300	Stericycle, Inc. *	19,650
	Total Commercial & Professional Services	84,702
	Consumer Durables & Apparel — 1.6%
1,200	Coach, Inc.	43,008
500	Hasbro, Inc.	20,180
2,788	KB Home	28,744
300	Mohawk Industries, Inc. *	13,293
1,000	Newell Rubbermaid, Inc.	15,020
1,600	Nike, Inc.-Class B	112,000
500	Stanley Black & Decker, Inc.	26,820
500	VF Corp.	35,310
400	Whirlpool Corp.	29,664
	Total Consumer Durables & Apparel	324,039
	Consumer Services — 2.2%
900	Apollo Group, Inc.-Class A *	38,232
200	ITT Educational Services, Inc. *	10,652
800	Las Vegas Sands Corp. *	22,664
3,110	McDonald's Corp.	227,217
1,500	MGM Mirage *	13,515
800	Royal Caribbean Cruises Ltd. *	19,648
600	Starwood Hotels & Resorts Worldwide, Inc.	28,038
50	Strayer Education, Inc.	7,239
400	Weight Watchers International, Inc.	11,408
1,100	Wyndham Worldwide Corp.	25,509

See accompanying notes to the financial statements.

3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
200	Wynn Resorts Ltd.	16,122
500	Yum! Brands, Inc.	20,850
	Total Consumer Services	441,094
	Diversified Financials — 1.5%
1,200	American Express Co.	47,844
600	AmeriCredit Corp. *	14,520
800	Ameriprise Financial, Inc.	34,864
10,110	Bank of America Corp.	125,869
700	Capital One Financial Corp.	26,502
3,100	SLM Corp. *	34,255
400	Towers Watson & Co.-Class A	17,960
	Total Diversified Financials	301,814
	Energy — 4.7%
120	Anadarko Petroleum Corp.	5,519
400	Atwood Oceanics, Inc. *	10,032
1,558	Chevron Corp.	115,541
200	Cimarex Energy Co.	13,084
5,024	ConocoPhillips	263,408
4,811	Exxon Mobil Corp.	284,619
1,000	Marathon Oil Corp.	30,490
800	National Oilwell Varco, Inc.	30,072
1,246	Occidental Petroleum Corp.	91,058
200	Oil States International, Inc. *	8,246
400	Pioneer Natural Resources Co.	23,128
700	Rowan Cos, Inc. *	17,997
207	Schlumberger Ltd.	11,039
400	Sunoco, Inc.	13,472
1,300	Valero Energy Corp.	20,501
900	Williams Cos., Inc.	16,317
	Total Energy	954,523

See accompanying notes to the financial statements.

4

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food & Staples Retailing — 5.5%
700	Costco Wholesale Corp.	39,585
838	CVS Caremark Corp.	22,626
1,700	Kroger Co. (The)	33,541
1,200	Safeway, Inc.	22,560
1,065	Supervalu, Inc.	10,352
2,800	Sysco Corp.	76,972
4,600	Walgreen Co.	123,648
15,885	Wal–Mart Stores, Inc.	796,474
	Total Food & Staples Retailing	1,125,758
	Food, Beverage & Tobacco — 6.0%
500	Brown-Forman Corp.-Class B	30,645
800	Campbell Soup Co.	29,808
1,600	Coca-Cola Enterprises, Inc.	45,536
8,100	Coca–Cola Co. (The)	452,952
2,100	General Mills, Inc.	75,936
600	Hansen Natural Corp. *	27,024
800	Hershey Co. (The)	37,176
600	Hormel Foods Corp.	25,890
1,200	Kellogg Co.	59,616
400	McCormick & Co., Inc. (Non Voting)	15,948
500	Mead Johnson Nutrition Co.	26,095
5,730	PepsiCo, Inc.	367,751
2,600	Sara Lee Corp.	37,544
	Total Food, Beverage & Tobacco	1,231,921
	Health Care Equipment & Services — 8.9%
1,700	Aetna, Inc.	45,424
2,100	AmerisourceBergen Corp.	57,288
2,897	Baxter International, Inc.	123,296
1,000	Becton, Dickinson & Co.	68,190
300	C.R. Bard, Inc.	23,049
2,200	Cardinal Health, Inc.	65,912
500	CareFusion Corp. *	10,790

See accompanying notes to the financial statements.

5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
100	Catalyst Health Solutions, Inc. *	4,009
300	Cerner Corp. *	21,855
700	Cigna Corp.	22,554
900	Coventry Health Care, Inc. *	17,415
500	DENTSPLY International, Inc.	13,910
400	Edwards Lifesciences Corp. *	23,028
1,000	Express Scripts, Inc. *	42,600
700	Health Net, Inc. *	16,716
300	Henry Schein, Inc. *	15,840
500	Hospira, Inc. *	25,680
1,000	Humana, Inc. *	47,790
300	Idexx Laboratories, Inc. *	16,581
80	Intuitive Surgical, Inc. *	21,203
600	Kinetic Concepts, Inc. *	19,152
500	Laboratory Corp. of America Holdings *	36,310
1,456	Lincare Holdings, Inc.	33,517
1,000	McKesson Corp.	58,050
200	Mednax, Inc. *	9,268
6,200	Medtronic, Inc.	195,176
400	Omnicare, Inc.	7,680
400	Owens & Minor, Inc.	10,664
500	Patterson Cos., Inc.	12,645
100	Quality Systems, Inc.	5,605
600	Quest Diagnostics, Inc.	26,100
600	ResMed, Inc. *	18,084
2,200	Stryker Corp.	95,018
1,200	St Jude Medical, Inc. *	41,484
9,692	UnitedHealth Group, Inc.	307,430
700	Varian Medical Systems, Inc. *	37,268
400	VCA Antech, Inc. *	7,908
2,797	WellPoint, Inc. *	138,955
1,500	Zimmer Holdings, Inc. *	70,755
	Total Health Care Equipment & Services	1,814,199

See accompanying notes to the financial statements.

6

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Household & Personal Products — 5.0%
700	Avon Products, Inc.	20,370
300	Church & Dwight Co., Inc.	18,369
500	Clorox Co.	32,410
1,900	Colgate–Palmolive Co.	140,296
800	Estee Lauder Cos. (The), Inc.-Class A	44,856
300	Herbalife Ltd.	16,674
1,200	Kimberly–Clark Corp.	77,280
11,048	Procter & Gamble Co. (The)	659,234
	Total Household & Personal Products	1,009,489
	Insurance — 2.5%
1,200	AFLAC, Inc.	56,700
200	Allied World Assurance Co. Holdings Ltd.	10,074
1,100	Allstate Corp. (The)	30,360
300	American Financial Group, Inc.	8,631
700	American International Group, Inc. *	23,751
200	Arch Capital Group Ltd. *	15,960
400	Aspen Insurance Holdings Ltd.	11,360
400	Assurant, Inc.	14,624
500	Brown & Brown, Inc.	9,520
400	Endurance Specialty Holdings Ltd.	14,736
2,400	Genworth Financial, Inc.-Class A *	25,992
1,300	Hartford Financial Services Group (The), Inc.	26,208
1,000	Lincoln National Corp.	23,360
100	Platinum Underwriters Holdings Ltd.	4,021
1,300	Prudential Financial, Inc.	65,741
200	RenaissanceRe Holdings Ltd.	11,358
300	StanCorp Financial Group, Inc.	10,689
300	Torchmark Corp.	14,805
300	Transatlantic Holdings, Inc.	14,301
1,500	Travelers Cos. (The), Inc.	73,470
700	Unum Group	14,035
800	Validus Holdings Ltd.	20,376
400	W.R. Berkley Corp.	10,540
	Total Insurance	510,612

See accompanying notes to the financial statements.

7

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Materials — 1.2%
300	Ashland, Inc.	13,938
300	Cliffs Natural Resources, Inc.	18,357
100	Commercial Metals Co.	1,303
300	Domtar Corp.	18,006
3,100	Dow Chemical Co. (The)	75,547
500	Ecolab, Inc.	23,700
2,000	Huntsman Corp.	18,220
200	Lubrizol Corp.	18,662
300	PPG Industries, Inc.	19,749
300	Sigma–Aldrich Corp.	15,951
300	United States Steel Corp.	12,753
	Total Materials	236,186
	Media — 3.3%
4,813	CBS Corp.-Class B (Non Voting)	66,516
1,200	Clear Channel Outdoor Holdings, Inc.-Class A *	12,060
3,500	Comcast Corp.-Class A	59,920
800	DirectTV - Class A *	30,336
1,700	Gannett Co., Inc.	20,553
300	Liberty Media Corp. Capital-Class A *	13,524
3,500	Liberty Media Corp.-Interactive-Class A *	36,925
1,100	Liberty Media Corp.-Starz-Class A *	65,714
1,200	McGraw-Hill Cos. (The), Inc.	33,180
3,300	News Corp.-Class A	41,481
700	Time Warner Cable, Inc.	36,127
3,000	Time Warner, Inc.	89,940
1,800	Viacom, Inc.-Class B	56,556
2,900	Walt Disney Co. (The)	94,511
26	Washington Post Co. (The)-Class B	9,366
	Total Media	666,709
	Pharmaceuticals, Biotechnology & Life Sciences — 18.4%
6,600	Abbott Laboratories	325,644
1,400	Allergan, Inc.	85,988

See accompanying notes to the financial statements.

8

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
4,000	Amgen, Inc. *	204,160
700	Biogen Idec, Inc. *	37,660
7,600	Bristol–Myers Squibb Co.	198,208
8,600	Eli Lilly & Co.	288,616
1,200	Endo Pharmaceuticals Holdings, Inc. *	32,604
2,600	Forest Laboratories, Inc. *	70,954
3,000	Gilead Sciences, Inc. *	95,580
9,020	Johnson & Johnson	514,321
20,351	Merck & Co., Inc.	715,541
190	Mettler-Toledo International, Inc. *	21,012
1,100	Mylan, Inc. *	18,876
200	Perrigo Co.	11,398
65,949	Pfizer, Inc.	1,050,568
800	Pharmaceutical Product Development, Inc.	18,376
1,086	Thermo Fisher Scientific, Inc. *	45,742
400	Waters Corp. *	24,208
	Total Pharmaceuticals, Biotechnology & Life Sciences	3,759,456
	Real Estate — 0.9%
1,200	Annaly Capital Management, Inc. REIT	20,856
600	Equity Residential REIT	27,498
700	Forest City Enterprises, Inc.-Class A REIT *	7,889
1,000	General Growth Properties, Inc. REIT	14,070
1,900	Host Hotels & Resorts, Inc. REIT	24,947
500	Simon Property Group, Inc. REIT	45,225
400	SL Green Realty Corp. REIT	24,112
300	Vornado Realty Trust REIT	24,318
	Total Real Estate	188,915
	Retailing — 2.5%
500	Advance Auto Parts, Inc.	27,235
2,921	Aeropostale, Inc. *	62,217
600	AutoNation, Inc. *	13,548
350	AutoZone, Inc. *	73,423

See accompanying notes to the financial statements.

9

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
1,200	Best Buy Co., Inc.	37,668
300	Dollar Tree, Inc. *	13,599
400	Genuine Parts Co.	16,772
2,400	Home Depot, Inc.	66,744
1,300	Limited Brands, Inc.	30,680
1,900	Macy's, Inc.	36,936
400	Nordstrom, Inc.	11,568
500	RadioShack Corp.	9,240
1,050	Sears Holdings Corp. *	64,995
1,000	TJX Cos. (The), Inc.	39,690
	Total Retailing	504,315
	Software & Services — 17.2%
1,500	Accenture Plc.-Class A	54,900
1,500	Adobe Systems, Inc. *	41,640
1,100	AMDOCS Ltd. *	28,853
1,200	Automatic Data Processing, Inc.	46,332
400	BMC Software, Inc. *	14,424
1,600	Cognizant Technology Solutions Corp.-Class A *	92,168
300	Computer Sciences Corp.	11,943
7,900	eBay, Inc. *	183,596
200	Factset Research Systems, Inc.	14,710
500	Global Payments, Inc.	18,815
1,706	Google, Inc.-Class A *	767,734
1,604	International Business Machines Corp.	197,661
1,100	Intuit, Inc. *	47,080
400	Jack Henry & Associates, Inc.	9,416
200	Mantech International Corp.-Class A *	7,078
386	MasterCard, Inc.-Class A	76,567
400	McAfee, Inc. *	18,820
300	Micros Systems, Inc. *	11,430
44,254	Microsoft Corp.	1,039,084
500	NeuStar, Inc. *	11,070
5,664	Novell, Inc. *	31,832

See accompanying notes to the financial statements.

10

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
27,800	Oracle Corp.	608,264
1,300	Paychex, Inc.	32,357
100	Quest Software, Inc. *	2,143
300	Salesforce.com, Inc. *	32,964
3,300	Symantec Corp. *	44,979
900	Total System Services, Inc.	12,780
700	VMware, Inc. *	54,999
	Total Software & Services	3,513,639
	Technology Hardware & Equipment — 7.6%
2,110	Apple, Inc. *	513,511
13,400	Cisco Systems, Inc. *	268,670
5,180	Dell, Inc. *	60,969
500	Dolby Laboratories, Inc.-Class A *	27,710
300	F5 Networks, Inc. *	26,229
700	Harris Corp.	29,449
3,600	Hewlett-Packard Co.	138,528
600	Ingram Micro, Inc.-Class A *	9,036
600	Lexmark International, Inc. *	20,994
500	NetApp, Inc. *	20,220
8,743	Qualcomm, Inc.	334,944
1,700	Seagate Technology Plc *	17,221
300	Tech Data Corp. *	10,860
1,000	Western Digital Corp. *	24,150
6,500	Xerox Corp.	54,860
	Total Technology Hardware & Equipment	1,557,351
	Telecommunication Services — 1.3%
4,200	AT&T, Inc.	113,526
600	Crown Castle International Corp. *	24,672
600	NII Holdings, Inc. *	21,750
400	Telephone & Data Systems, Inc.	11,556
3,084	Verizon Communications, Inc.	91,009
	Total Telecommunication Services	262,513

See accompanying notes to the financial statements.

11

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)

August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Transportation — 0.5%
600	CH Robinson Worldwide, Inc.	38,994
1,600	Delta Air Lines, Inc. *	16,736
500	Norfolk Southern Corp.	26,840
900	UAL Corp. *	19,071
	Total Transportation	101,641
	Utilities — 0.2%
500	DTE Energy Co.	23,425
400	Integrys Energy Group, Inc.	19,380
	Total Utilities	42,805
	TOTAL COMMON STOCKS (COST $20,706,242)	20,129,063
	MUTUAL FUNDS — 0.9%
	Affiliated Issuers — 0.9%
7,359	GMO U.S. Treasury Fund	183,973
	TOTAL MUTUAL FUNDS (COST $184,009)	183,973
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
45,358	State Street Institutional Treasury Money Market Fund-Institutional Class	45,358
	TOTAL SHORT-TERM INVESTMENTS (COST $45,358)	45,358
	TOTAL INVESTMENTS — 99.9% (Cost $20,935,609)	20,358,394
	Other Assets and Liabilities (net) — 0.1%	22,531
	TOTAL NET ASSETS — 100.0%	$20,380,925

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

12

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $20,751,600) (Note 2)	$20,174,421
Investments in affiliated issuers, at value (cost $184,009) (Notes 2 and 10)	183,973
Dividends and interest receivable	53,952
Receivable for expenses reimbursed by Manager (Note 5)	7,998
Total assets	20,420,344
Liabilities:
Payable for investments purchased	390
Payable to affiliate for (Note 5):
Management fee	5,904
Shareholder service fee	2,683
Trustees and Chief Compliance Officer of GMO Trust fees	124
Accrued expenses	30,318
Total liabilities	39,419
Net assets	$20,380,925
Net assets consist of:
Paid-in capital	$32,121,751
Accumulated undistributed net investment income	54,988
Accumulated net realized loss	(11,218,599)
Net unrealized depreciation	(577,215)
$20,380,925
Net assets attributable to:
Class III shares	$20,380,925
Shares outstanding:
Class III	2,361,787
Net asset value per share:
Class III	$8.63

See accompanying notes to the financial statements.

13

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $15)	$206,941
Interest	164
Dividends from affiliated issuers (Note 10)	44
Total investment income	207,149
Expenses:
Management fee (Note 5)	36,029
Shareholder service fee – Class III (Note 5)	16,377
Audit and tax fees	31,188
Custodian, fund accounting agent and transfer agent fees	11,684
Registration fees	1,104
Legal fees	552
Trustees fees and related expenses (Note 5)	294
Miscellaneous	706
Total expenses	97,934
Fees and expenses reimbursed by Manager (Note 5)	(45,141)
Net expenses	52,793
Net investment income (loss)	154,356
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	49,093
Realized gains distributions from affiliated issuers (Note 10)	25
Closed futures contracts	9,019
Net realized gain (loss)	58,137
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,438,789)
Investments in affiliated issuers	(36)
Open futures contracts	(2,954)
Net unrealized gain (loss)	(1,441,779)
Net realized and unrealized gain (loss)	(1,383,642)
Net increase (decrease) in net assets resulting from operations	$(1,229,286)

See accompanying notes to the financial statements.

14

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$154,356	$324,660
Net realized gain (loss)	58,137	(1,908,963)
Change in net unrealized appreciation (depreciation)	(1,441,779)	8,515,515
Net increase (decrease) in net assets from operations	(1,229,286)	6,931,212
Distributions to shareholders from:
Net investment income
Class III	(154,151)	(360,133)
Net share transactions (Note 9):
Class III	140,749	(1,796,320)
Total increase (decrease) in net assets	(1,242,688)	4,774,759
Net assets:
Beginning of period	21,623,613	16,848,854
End of period (including accumulated undistributed net investment income of $54,988 and $54,783, respectively)	$20,380,925	$21,623,613

See accompanying notes to the financial statements.

15

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$9.22		$6.54		$10.03		$12.88		$12.45	$12.24
Income (loss) from investment operations:
Net investment income (loss)†	0.07		0.13		0.15		0.19		0.18	0.20
Net realized and unrealized gain (loss)	(0.59)		2.70		(3.50)		(0.96	)(a)	0.54	0.44
Total from investment operations	(0.52)		2.83		(3.35)		(0.77)		0.72	0.64
Less distributions to shareholders:
From net investment income	(0.07)		(0.15)		(0.14)		(0.22)		(0.23)	(0.15)
From net realized gains	—		—		—		(1.86)		(0.06)	(0.28)
Total distributions	(0.07)		(0.15)		(0.14)		(2.08)		(0.29)	(0.43)
Net asset value, end of period	$8.63		$9.22		$6.54		$10.03		$12.88	$12.45
Total Return(b)	(5.72	)%**	43.63%		(33.76)%		(7.30)%		5.87%	5.40%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$20,381		$21,624		$16,849		$45,197		$188,133	$224,097
Net expenses to average daily net assets	0.48	%(c)(d)*	0.48	%(c)	0.48	%(c)	0.48	%(c)	0.48%	0.48%
Net investment income (loss) to average daily net assets	1.41	%*	1.63%		1.67%		1.52%		1.46%	1.68%
Portfolio turnover rate	52	%**	60%		65%		74%		73%	63%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.41	%*	0.39%		0.39%		0.08%		0.06%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the S&P 500 Index. The Fund typically invests directly and indirectly (e.g., through the GMO funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in equity investments. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets, and expects to invest substantially all of its assets, in investments in tobacco-free companies. For these purposes, the term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts, and the term "tobacco-free companies" refers to companies that are not listed in the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

17

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

In accordance with the authoritative guidance on fair value measurements and disclosures under the U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

18

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$20,129,063	$—	$—	$20,129,063
Mutual Funds	183,973	—	—	183,973
Short-Term Investments	45,358	—	—	45,358
Total Investments	20,358,394	—	—	20,358,394
Total	$20,358,394	$—	$—	$20,358,394

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to their portfolio valuation notes in the financial statements.

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

19

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $213,459.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(6,261,595)
2/28/2018	(3,874,200)
Total	$(10,135,795)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$21,786,471	$797,118	$(2,225,195)	$(1,428,077)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any

20

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using

22

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a

23

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price

26

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

27

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$9,019	$—	$9,019
Total	$—	$—	$—	$9,019	$—	$9,019
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$(2,954)	$—	$(2,954)
Total	$—	$—	$—	$(2,954)	$—	$(2,954)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$205,580

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.33% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for

28

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $294 and $93, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $11,914,337 and $10,953,229, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

29

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 85.15% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	107	$1,000	1,012	$8,550
Shares issued to shareholders in reinvestment of distributions	15,477	139,749	40,875	327,224
Shares repurchased	—	—	(271,563)	(2,132,094)
Net increase (decrease)	15,584	$140,749	(229,676)	$(1,796,320)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$334,069	$150,000	$44	$25	$183,973
Totals	$—	$334,069	$150,000	$44	$25	$183,973

30

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience

31

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

32

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

33

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$942.80	$2.35
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.5%
Mutual Funds	1.1
Short-Term Investments	0.1
Other	0.3
100.0%
Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	18.4%
Software & Services	17.1
Health Care Equipment & Services	8.7
Food, Beverage & Tobacco	7.9
Technology Hardware & Equipment	7.6
Capital Goods	6.1
Food & Staples Retailing	5.4
Household & Personal Products	5.0
Energy	4.6
Media	3.2
Retailing	2.4
Insurance	2.3
Consumer Services	2.2
Consumer Durables & Apparel	1.5
Materials	1.5
Diversified Financials	1.4
Telecommunication Services	1.3
Real Estate	1.0
Banks	0.8
Automobiles & Components	0.5
Transportation	0.5
Commercial & Professional Services	0.4
Utilities	0.2
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Automobiles & Components — 0.5%
22,600	Autoliv, Inc.	1,223,564
390,400	Ford Motor Co. *	4,407,616
53,100	Harley-Davidson, Inc.	1,291,392
4,800	Thor Industries, Inc.	112,032
26,100	TRW Automotive Holdings Corp. *	907,236
	Total Automobiles & Components	7,941,840
	Banks — 0.8%
87,900	CIT Group, Inc. *	3,224,172
17,200	Fulton Financial Corp.	142,416
63,300	New York Community Bancorp, Inc.	1,005,837
119,100	PNC Financial Services Group, Inc.	6,069,336
357,100	Regions Financial Corp.	2,296,153
3,600	SVB Financial Group *	133,812
36	Valley National Bancorp	469
	Total Banks	12,872,195
	Capital Goods — 6.0%
205,000	3M Co.	16,102,750
121,800	Boeing Co.	7,445,634
89,300	Caterpillar, Inc.	5,818,788
110,700	Danaher Corp.	4,021,731
7	DigitalGlobe, Inc. *	214
29,600	Dover Corp.	1,324,896
32,200	Eaton Corp.	2,237,256
97,500	Emerson Electric Co.	4,548,375
26,200	Fastenal Co.	1,186,074
1,582,200	General Electric Co.	22,910,256
153,600	General Dynamics Corp.	8,581,632
20,900	Joy Global, Inc.	1,185,866
26,400	L-3 Communications Holdings, Inc.	1,758,240
64,200	Northrop Grumman Corp.	3,474,504
26,600	Owens Corning, Inc. *	723,520

See accompanying notes to the financial statements.

2

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
34,310	Precision Castparts Corp.	3,883,206
54,600	Rockwell Collins, Inc.	2,944,578
38,600	Spirit Aerosystems Holdings, Inc.-Class A *	746,524
101,200	Textron, Inc.	1,727,484
112,700	United Technologies Corp.	7,349,167
	Total Capital Goods	97,970,695
	Commercial & Professional Services — 0.4%
25,000	Copart, Inc. *	826,250
12,300	Dun & Bradstreet Corp.	810,570
68,100	Pitney Bowes, Inc.	1,310,244
6,400	Rollins, Inc.	131,072
98,900	RR Donnelley & Sons Co.	1,497,841
24,000	Stericycle, Inc. *	1,572,000
	Total Commercial & Professional Services	6,147,977
	Consumer Durables & Apparel — 1.5%
84,900	Coach, Inc.	3,042,816
34,900	Hasbro, Inc.	1,408,564
259,875	KB Home	2,679,311
20,500	Mohawk Industries, Inc. *	908,355
65,700	Newell Rubbermaid, Inc.	986,814
127,600	Nike, Inc.-Class B	8,932,000
33,400	Stanley Black & Decker, Inc.	1,791,576
32,600	VF Corp.	2,302,212
25,500	Whirlpool Corp.	1,891,080
	Total Consumer Durables & Apparel	23,942,728
	Consumer Services — 2.1%
74,000	Apollo Group, Inc.-Class A *	3,143,520
13,610	ITT Educational Services, Inc. *	724,869
65,500	Las Vegas Sands Corp. *	1,855,615
243,100	McDonald's Corp.	17,760,886
127,200	MGM Mirage *	1,146,072

See accompanying notes to the financial statements.

3

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — continued
64,500	Royal Caribbean Cruises Ltd. *	1,584,120
39,000	Starwood Hotels & Resorts Worldwide, Inc.	1,822,470
4,000	Strayer Education, Inc.	579,120
29,200	Weight Watchers International, Inc.	832,784
79,000	Wyndham Worldwide Corp.	1,832,010
19,500	Wynn Resorts Ltd.	1,571,895
42,800	Yum! Brands, Inc.	1,784,760
	Total Consumer Services	34,638,121
	Diversified Financials — 1.4%
94,200	American Express Co.	3,755,754
37,500	AmeriCredit Corp. *	907,500
46,900	Ameriprise Financial, Inc.	2,043,902
796,139	Bank of America Corp.	9,911,930
47,800	Capital One Financial Corp.	1,809,708
261,100	SLM Corp. *	2,885,155
18,400	Towers Watson & Co.-Class A	826,160
13	World Acceptance Corp. *	530
	Total Diversified Financials	22,140,639
	Energy — 4.5%
5,700	Anadarko Petroleum Corp.	262,143
16,000	Atwood Oceanics, Inc. *	401,280
127,900	Chevron Corp.	9,485,064
12,300	Cimarex Energy Co.	804,666
398,668	ConocoPhillips	20,902,163
377,300	Exxon Mobil Corp.	22,321,068
83,400	Marathon Oil Corp.	2,542,866
52,100	National Oilwell Varco, Inc.	1,958,439
95,500	Occidental Petroleum Corp.	6,979,140
19,100	Oil States International, Inc. *	787,493
27,600	Pioneer Natural Resources Co.	1,595,832
39,100	Rowan Cos, Inc. *	1,005,261
14,800	Schlumberger Ltd.	789,284

See accompanying notes to the financial statements.

4

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
32,900	Sunoco, Inc.	1,108,072
6,900	Superior Energy Services, Inc. *	148,350
90,400	Valero Energy Corp.	1,425,608
64,600	Williams Cos., Inc.	1,171,198
	Total Energy	73,687,927
	Food & Staples Retailing — 5.4%
47,600	Costco Wholesale Corp.	2,691,780
60,075	CVS Caremark Corp.	1,622,025
121,900	Kroger Co. (The)	2,405,087
84,700	Safeway, Inc.	1,592,360
63,625	Supervalu, Inc.	618,435
212,800	Sysco Corp.	5,849,872
363,100	Walgreen Co.	9,760,128
1,242,500	Wal-Mart Stores, Inc.	62,298,950
	Total Food & Staples Retailing	86,838,637
	Food, Beverage & Tobacco — 7.8%
837,300	Altria Group, Inc.	18,688,536
42,100	Brown-Forman Corp.-Class B	2,580,309
64,800	Campbell Soup Co.	2,414,448
121,300	Coca-Cola Enterprises, Inc.	3,452,198
641,400	Coca-Cola Co. (The)	35,867,088
171,600	General Mills, Inc.	6,205,056
40,300	Hansen Natural Corp. *	1,815,112
67,000	Hershey Co. (The)	3,113,490
38,300	Hormel Foods Corp.	1,652,645
96,000	Kellogg Co.	4,769,280
37,500	Lorillard, Inc.	2,850,375
35,400	McCormick & Co., Inc. (Non Voting)	1,411,398
37,100	Mead Johnson Nutrition Co.	1,936,249
443,375	PepsiCo, Inc.	28,455,807
98,811	Philip Morris International, Inc.	5,082,838

See accompanying notes to the financial statements.

5

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
58,600	Reynolds American, Inc.	3,196,044
172,100	Sara Lee Corp.	2,485,124
	Total Food, Beverage & Tobacco	125,975,997
	Health Care Equipment & Services — 8.6%
125,400	Aetna, Inc.	3,350,688
4,400	AMERIGROUP Corp. *	162,360
167,700	AmerisourceBergen Corp.	4,574,856
218,955	Baxter International, Inc.	9,318,725
77,100	Becton, Dickinson & Co.	5,257,449
24,100	C.R. Bard, Inc.	1,851,603
173,600	Cardinal Health, Inc.	5,201,056
40,500	CareFusion Corp. *	873,990
4,500	Catalyst Health Solutions, Inc. *	180,405
18,500	Cerner Corp. *	1,347,725
49,400	Cigna Corp.	1,591,668
64,800	Coventry Health Care, Inc. *	1,253,880
39,200	DENTSPLY International, Inc.	1,090,544
35,160	Edwards Lifesciences Corp. *	2,024,161
87,560	Express Scripts, Inc. *	3,730,056
56,600	Health Net, Inc. *	1,351,608
23,300	Henry Schein, Inc. *	1,230,240
28,100	Hospira, Inc. *	1,443,216
82,500	Humana, Inc. *	3,942,675
26,200	Idexx Laboratories, Inc. *	1,448,074
6,290	Intuitive Surgical, Inc. *	1,667,039
47,700	Kinetic Concepts, Inc. *	1,522,584
38,100	Laboratory Corp. of America Holdings *	2,766,822
107,550	Lincare Holdings, Inc.	2,475,801
77,700	McKesson Corp.	4,510,485
15,000	Mednax, Inc. *	695,100
492,300	Medtronic, Inc.	15,497,604
33,600	Omnicare, Inc.	645,120
17,000	Owens & Minor, Inc.	453,220

See accompanying notes to the financial statements.

6

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
36,500	Patterson Cos., Inc.	923,085
3,200	Quality Systems, Inc.	179,360
43,700	Quest Diagnostics, Inc.	1,900,950
53,000	ResMed, Inc. *	1,597,420
5,100	Sirona Dental Systems, Inc. *	160,752
173,100	Stryker Corp.	7,476,189
87,000	St Jude Medical, Inc. *	3,007,590
754,972	UnitedHealth Group, Inc.	23,947,712
44,700	Varian Medical Systems, Inc. *	2,379,828
26,000	VCA Antech, Inc. *	514,020
210,334	WellPoint, Inc. *	10,449,393
116,200	Zimmer Holdings, Inc. *	5,481,154
	Total Health Care Equipment & Services	139,476,207
	Household & Personal Products — 4.9%
53,100	Avon Products, Inc.	1,545,210
16,100	Church & Dwight Co., Inc.	985,803
40,500	Clorox Co.	2,625,210
148,100	Colgate-Palmolive Co.	10,935,704
65,000	Estee Lauder Cos. (The), Inc.-Class A	3,644,550
22,700	Herbalife Ltd.	1,261,666
95,900	Kimberly-Clark Corp.	6,175,960
6,000	Nu Skin Enterprises, Inc.-Class A	153,420
871,700	Procter & Gamble Co. (The)	52,014,339
	Total Household & Personal Products	79,341,862
	Insurance — 2.3%
84,300	AFLAC, Inc.	3,983,175
18,100	Allied World Assurance Co. Holdings Ltd.	911,697
97,100	Allstate Corp. (The)	2,679,960
29,600	American Financial Group, Inc.	851,592
38,000	American International Group, Inc. *	1,289,340
14,800	Arch Capital Group Ltd. *	1,181,040
26,100	Aspen Insurance Holdings Ltd.	741,240

See accompanying notes to the financial statements.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
27,800	Assurant, Inc.	1,016,368
36,600	Brown & Brown, Inc.	696,864
21,000	Endurance Specialty Holdings Ltd.	773,640
159,800	Genworth Financial, Inc.-Class A *	1,730,634
106,200	Hartford Financial Services Group (The), Inc.	2,140,992
64,000	Lincoln National Corp.	1,495,040
4,600	Platinum Underwriters Holdings Ltd.	184,966
93,300	Prudential Financial, Inc.	4,718,181
15,400	RenaissanceRe Holdings Ltd.	874,566
10,800	StanCorp Financial Group, Inc.	384,804
23,000	Torchmark Corp.	1,135,050
18,700	Transatlantic Holdings, Inc.	891,429
122,000	Travelers Cos. (The), Inc.	5,975,560
52,100	Unum Group	1,044,605
44,500	Validus Holdings Ltd.	1,133,415
30,900	W.R. Berkley Corp.	814,215
	Total Insurance	36,648,373
	Materials — 1.4%
19,800	Ashland, Inc.	919,908
19,000	Cliffs Natural Resources, Inc.	1,162,610
11,000	Commercial Metals Co.	143,330
26,100	Domtar Corp.	1,566,522
245,400	Dow Chemical Co. (The)	5,980,398
41,900	Ecolab, Inc.	1,986,060
109,900	Huntsman Corp.	1,001,189
11,600	Lubrizol Corp.	1,082,396
21,600	PPG Industries, Inc.	1,421,928
105,375	Schweitzer-Mauduit International, Inc.	5,673,390
23,900	Sigma-Aldrich Corp.	1,270,763
10,800	Solutia, Inc. *	146,232
23,410	United States Steel Corp.	995,159
12,100	Valhi, Inc.	215,622
	Total Materials	23,565,507

See accompanying notes to the financial statements.

8

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Media — 3.2%
379,100	CBS Corp.-Class B (Non Voting)	5,239,162
10,800	Cinemark Holdings, Inc.	157,788
112,300	Clear Channel Outdoor Holdings, Inc.-Class A *	1,128,615
274,100	Comcast Corp.-Class A	4,692,592
63,700	DirectTV-Class A *	2,415,504
122,300	Gannett Co., Inc.	1,478,607
19,100	Liberty Media Corp. Capital-Class A *	861,028
281,900	Liberty Media Corp.-Interactive-Class A *	2,974,045
78,901	Liberty Media Corp.-Starz-Class A *	4,713,546
86,300	McGraw-Hill Cos. (The), Inc.	2,386,195
261,600	News Corp.-Class A	3,288,312
49,500	Time Warner Cable, Inc.	2,554,695
231,700	Time Warner, Inc.	6,946,366
135,300	Viacom, Inc.-Class B	4,251,126
227,200	Walt Disney Co. (The)	7,404,448
2,046	Washington Post Co. (The)-Class B	737,030
	Total Media	51,229,059
	Pharmaceuticals, Biotechnology & Life Sciences — 18.2%
523,700	Abbott Laboratories	25,839,358
103,600	Allergan, Inc.	6,363,112
312,800	Amgen, Inc. *	15,965,312
51,500	Biogen Idec, Inc. *	2,770,700
600,700	Bristol-Myers Squibb Co.	15,666,256
682,500	Eli Lilly & Co.	22,904,700
84,000	Endo Pharmaceuticals Holdings, Inc. *	2,282,280
202,400	Forest Laboratories, Inc. *	5,523,496
236,000	Gilead Sciences, Inc. *	7,518,960
708,700	Johnson & Johnson	40,410,074
1,596,785	Merck & Co., Inc.	56,142,961
14,730	Mettler-Toledo International, Inc. *	1,628,991
104,200	Mylan, Inc. *	1,788,072
17,800	Perrigo Co.	1,014,422
5,174,336	Pfizer, Inc.	82,427,172

See accompanying notes to the financial statements.

9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
42,300	Pharmaceutical Product Development, Inc.	971,631
77,906	Thermo Fisher Scientific, Inc. *	3,281,401
22,700	Waters Corp. *	1,373,804
	Total Pharmaceuticals, Biotechnology & Life Sciences	293,872,702
	Real Estate — 0.9%
95,700	Annaly Capital Management, Inc. REIT	1,663,266
6,750	CommonWealth REIT REIT	162,810
45,100	Equity Residential REIT	2,066,933
61,000	Forest City Enterprises, Inc.-Class A REIT *	687,470
88,600	General Growth Properties, Inc. REIT	1,246,602
143,300	Host Hotels & Resorts, Inc. REIT	1,881,529
46,400	Simon Property Group, Inc. REIT	4,196,880
20,000	SL Green Realty Corp. REIT	1,205,600
25,600	Vornado Realty Trust REIT	2,075,136
	Total Real Estate	15,186,226
	Retailing — 2.3%
28,600	Advance Auto Parts, Inc.	1,557,842
211,705	Aeropostale, Inc. *	4,509,316
54,800	AutoNation, Inc. *	1,237,384
24,420	AutoZone, Inc. *	5,122,828
81,100	Best Buy Co., Inc.	2,545,729
20,100	Dollar Tree, Inc. *	911,133
33,700	Genuine Parts Co.	1,413,041
189,000	Home Depot, Inc.	5,256,090
106,000	Limited Brands, Inc.	2,501,600
141,600	Macy's, Inc.	2,752,704
34,400	Nordstrom, Inc.	994,848
36,600	RadioShack Corp.	676,368
84,950	Sears Holdings Corp. *	5,258,405
74,500	TJX Cos. (The), Inc.	2,956,905
	Total Retailing	37,694,193

See accompanying notes to the financial statements.

10

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Software & Services — 16.8%
104,300	Accenture Plc.-Class A	3,817,380
106,400	Adobe Systems, Inc. *	2,953,664
84,700	AMDOCS Ltd. *	2,221,681
83,900	Automatic Data Processing, Inc.	3,239,379
28,400	BMC Software, Inc. *	1,024,104
125,500	Cognizant Technology Solutions Corp.-Class A *	7,229,428
26,700	Computer Sciences Corp.	1,062,927
623,300	eBay, Inc. *	14,485,492
16,900	Factset Research Systems, Inc.	1,242,995
31,200	Global Payments, Inc.	1,174,056
133,480	Google, Inc.-Class A *	60,068,670
121,123	International Business Machines Corp.	14,925,987
86,700	Intuit, Inc. *	3,710,760
29,300	Jack Henry & Associates, Inc.	689,722
4,800	Mantech International Corp.-Class A *	169,872
27,457	MasterCard, Inc.-Class A	5,446,371
29,900	McAfee, Inc. *	1,406,795
24,700	Micros Systems, Inc. *	941,070
3,488,200	Microsoft Corp.	81,902,936
29,200	NeuStar, Inc. *	646,488
406,336	Novell, Inc. *	2,283,608
2,181,430	Oracle Corp.	47,729,688
97,800	Paychex, Inc.	2,434,242
14,000	Quest Software, Inc. *	300,020
22,400	Salesforce.com, Inc. *	2,461,312
274,000	Symantec Corp. *	3,734,620
4,600	Syntel, Inc.	177,077
67,900	Total System Services, Inc.	964,180
55,500	VMware, Inc. *	4,360,635
	Total Software & Services	272,805,159
	Technology Hardware & Equipment — 7.5%
166,540	Apple, Inc. *	40,530,840
1,071,300	Cisco Systems, Inc. *	21,479,565
414,606	Dell, Inc. *	4,879,913

See accompanying notes to the financial statements.

11

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
33,400	Dolby Laboratories, Inc.-Class A *	1,851,028
20,700	F5 Networks, Inc. *	1,809,801
46,900	Harris Corp.	1,973,083
287,300	Hewlett-Packard Co.	11,055,304
51,300	Ingram Micro, Inc.-Class A *	772,578
33,400	Lexmark International, Inc. *	1,168,666
39,800	NetApp, Inc. *	1,609,512
9,900	QLogic Corp. *	147,460
665,610	Qualcomm, Inc.	25,499,519
132,600	Seagate Technology Plc *	1,343,238
20,500	Tech Data Corp. *	742,100
77,400	Western Digital Corp. *	1,869,210
489,800	Xerox Corp.	4,133,912
	Total Technology Hardware & Equipment	120,865,729
	Telecommunication Services — 1.3%
331,300	AT&T, Inc.	8,955,039
46,300	Crown Castle International Corp. *	1,903,856
41,500	NII Holdings, Inc. *	1,504,375
35,800	Telephone & Data Systems, Inc.	1,034,262
241,722	Verizon Communications, Inc.	7,133,216
	Total Telecommunication Services	20,530,748
	Transportation — 0.5%
42,900	CH Robinson Worldwide, Inc.	2,788,071
123,300	Delta Air Lines, Inc. *	1,289,718
42,800	Norfolk Southern Corp.	2,297,504
50,400	UAL Corp. *	1,067,976
	Total Transportation	7,443,269
	Utilities — 0.2%
36,900	DTE Energy Co.	1,728,765
28,100	Integrys Energy Group, Inc.	1,361,445
	Total Utilities	3,090,210
	TOTAL COMMON STOCKS (COST $1,641,269,907)	1,593,906,000

See accompanying notes to the financial statements.

12

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 1.1%
	Affiliated Issuers — 1.1%
737,632	GMO U.S. Treasury Fund	18,440,790
	TOTAL MUTUAL FUNDS (COST $18,441,673)	18,440,790
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
716,028	State Street Institutional Treasury Money Market Fund-Institutional Class	716,028
	TOTAL SHORT-TERM INVESTMENTS (COST $716,028)	716,028
	TOTAL INVESTMENTS — 99.7% (Cost $1,660,427,608)	1,613,062,818
	Other Assets and Liabilities (net) — 0.3%	5,217,579
	TOTAL NET ASSETS — 100.0%	$1,618,280,397

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

13

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $1,641,985,935) (Note 2)	$1,594,622,028
Investments in affiliated issuers, at value (cost $18,441,673) (Notes 2 and 10)	18,440,790
Receivable for Fund shares sold	2,098,925
Dividends receivable	4,268,245
Receivable for expenses reimbursed by Manager (Note 5)	47,988
Total assets	1,619,477,976
Liabilities:
Payable for investments purchased	34,363
Payable for Fund shares repurchased	370,688
Payable to affiliate for (Note 5):
Management fee	443,033
Shareholder service fee	121,244
Administration fee – Class M	192
Trustees and Chief Compliance Officer of GMO Trust fees	3,818
Payable for 12b-1 fee – Class M	482
Accrued expenses	223,759
Total liabilities	1,197,579
Net assets	$1,618,280,397

See accompanying notes to the financial statements.

14

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,538,518,422
Accumulated undistributed net investment income	4,539,723
Accumulated net realized loss	(877,412,958)
Net unrealized depreciation	(47,364,790)
$1,618,280,397
Net assets attributable to:
Class III shares	$421,832,650
Class IV shares	$143,851,344
Class VI shares	$1,051,519,042
Class M shares	$1,077,361
Shares outstanding:
Class III	42,669,094
Class IV	14,576,101
Class VI	106,634,601
Class M	109,030
Net asset value per share:
Class III	$9.89
Class IV	$9.87
Class VI	$9.86
Class M	$9.88

See accompanying notes to the financial statements.

15

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $729)	$18,915,770
Interest	27,521
Dividends from affiliated issuers (Note 10)	3,515
Total investment income	18,946,806
Expenses:
Management fee (Note 5)	2,969,399
Shareholder service fee – Class III (Note 5)	378,959
Shareholder service fee – Class IV (Note 5)	165,465
Shareholder service fee – Class VI (Note 5)	296,532
12b-1 fee – Class M (Note 5)	1,545
Administration fee – Class M (Note 5)	1,236
Custodian, fund accounting agent and transfer agent fees	179,768
Legal fees	50,232
Audit and tax fees	29,900
Trustees fees and related expenses (Note 5)	22,147
Registration fees	15,180
Miscellaneous	18,310
Total expenses	4,128,673
Fees and expenses reimbursed by Manager (Note 5)	(285,660)
Expense reductions (Note 2)	(149)
Net expenses	3,842,864
Net investment income (loss)	15,103,942
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(15,472,905)
Investments in affiliated issuers	(2,800)
Realized gains distributions from affiliated issuers (Note 10)	958
Closed futures contracts	(485,448)
Net realized gain (loss)	(15,960,195)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(114,081,968)
Investments in affiliated issuers	(883)
Net unrealized gain (loss)	(114,082,851)
Net realized and unrealized gain (loss)	(130,043,046)
Net increase (decrease) in net assets resulting from operations	$(114,939,104)

See accompanying notes to the financial statements.

16

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,103,942	$33,835,401
Net realized gain (loss)	(15,960,195)	(249,904,990)
Change in net unrealized appreciation (depreciation)	(114,082,851)	829,307,675
Net increase (decrease) in net assets from operations	(114,939,104)	613,238,086
Distributions to shareholders from:
Net investment income
Class III	(4,024,125)	(10,923,666)
Class IV	(2,134,695)	(6,982,974)
Class VI	(9,062,744)	(18,598,750)
Class M	(8,140)	(23,641)
Total distributions from net investment income	(15,229,704)	(36,529,031)
Net share transactions (Note 9):
Class III	(65,721,384)	(175,328,045)
Class IV	(240,585,765)	19,146,175
Class VI	49,998,381	(70,070,440)
Class M	(132,735)	(974,725)
Increase (decrease) in net assets resulting from net share transactions	(256,441,503)	(227,227,035)
Total increase (decrease) in net assets	(386,610,311)	349,482,020
Net assets:
Beginning of period	2,004,890,708	1,655,408,688
End of period (including accumulated undistributed net investment income of $4,539,723 and $4,665,485, respectively)	$1,618,280,397	$2,004,890,708

See accompanying notes to the financial statements.

17

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$10.57		$7.65		$12.05		$14.77		$14.50	$14.28
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.17		0.18		0.22		0.22	0.24
Net realized and unrealized gain (loss)	(0.67)		2.93		(4.40)		(1.10)		0.64	0.54
Total from investment operations	(0.59)		3.10		(4.22)		(0.88)		0.86	0.78
Less distributions to shareholders:
From net investment income	(0.09)		(0.18)		(0.18)		(0.25)		(0.22)	(0.24)
From net realized gains	—		—		—		(1.59)		(0.37)	(0.32)
Total distributions	(0.09)		(0.18)		(0.18)		(1.84)		(0.59)	(0.56)
Net asset value, end of period	$9.89		$10.57		$7.65		$12.05		$14.77	$14.50
Total Return(a)	(5.65	)%**	40.85%		(35.39)%		(7.33)%		5.97%	5.60%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$421,833		$519,309		$509,120		$1,131,800		$1,789,872	$2,841,959
Net expenses to average daily net assets	0.46	%(b)(c)*	0.46	%(b)	0.46	%(b)	0.46	%(b)	0.46%	0.47%
Net investment income (loss) to average daily net assets	1.51	%*	1.73%		1.70%		1.55%		1.51%	1.69%
Portfolio turnover rate	56	%**	52%		62%		71%		78%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.02%		0.02%		0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$10.55		$7.63		$12.02		$14.75		$14.48	$14.26
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.17		0.19		0.22		0.22	0.25
Net realized and unrealized gain (loss)	(0.68)		2.93		(4.39)		(1.10)		0.65	0.54
Total from investment operations	(0.60)		3.10		(4.20)		(0.88)		0.87	0.79
Less distributions to shareholders:
From net investment income	(0.08)		(0.18)		(0.19)		(0.26)		(0.23)	(0.25)
From net realized gains	—		—		—		(1.59)		(0.37)	(0.32)
Total distributions	(0.08)		(0.18)		(0.19)		(1.85)		(0.60)	(0.57)
Net asset value, end of period	$9.87		$10.55		$7.63		$12.02		$14.75	$14.48
Total Return(a)	(5.68	)%**	41.04%		(35.36)%		(7.36)%		6.05%	5.66%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$143,851		$415,267		$286,333		$478,084		$602,048	$749,822
Net expenses to average daily net assets	0.41	%(b)(c)*	0.41	%(b)	0.41	%(b)	0.41	%(b)	0.41%	0.43%
Net investment income (loss) to average daily net assets	1.55	%*	1.76%		1.78%		1.57%		1.55%	1.76%
Portfolio turnover rate	56	%**	52%		62%		71%		78%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.02%		0.02%		0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$10.54		$7.63		$12.02		$14.75		$14.47	$14.26
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.17		0.19		0.23		0.23	0.25
Net realized and unrealized gain (loss)	(0.68)		2.93		(4.38)		(1.11)		0.65	0.54
Total from investment operations	(0.59)		3.10		(4.19)		(0.88)		0.88	0.79
Less distributions to shareholders:
From net investment income	(0.09)		(0.19)		(0.20)		(0.26)		(0.23)	(0.26)
From net realized gains	—		—		—		(1.59)		(0.37)	(0.32)
Total distributions	(0.09)		(0.19)		(0.20)		(1.85)		(0.60)	(0.58)
Net asset value, end of period	$9.86		$10.54		$7.63		$12.02		$14.75	$14.47
Total Return(a)	(5.62	)%**	40.96%		(35.33)%		(7.32)%		6.17%	5.64%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,051,519		$1,069,030		$858,170		$2,031,659		$3,671,926	$2,543,300
Net expenses to average daily net assets	0.37	%(b)(c)*	0.37	%(c)	0.37	%(c)	0.37	%(c)	0.37%	0.38%
Net investment income (loss) to average daily net assets	1.62	%*	1.80%		1.78%		1.63%		1.61%	1.78%
Portfolio turnover rate	56	%**	52%		62%		71%		78%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.02%		0.02%		0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$10.57		$7.65		$12.03		$14.75		$14.47	$14.26
Income (loss) from investment operations:
Net investment income (loss)†	0.06		0.14		0.15		0.18		0.18	0.20
Net realized and unrealized gain (loss)	(0.68)		2.94		(4.40)		(1.11)		0.64	0.53
Total from investment operations	(0.62)		3.08		(4.25)		(0.93)		0.82	0.73
Less distributions to shareholders:
From net investment income	(0.07)		(0.16)		(0.13)		(0.20)		(0.17)	(0.20)
From net realized gains	—		—		—		(1.59)		(0.37)	(0.32)
Total distributions	(0.07)		(0.16)		(0.13)		(1.79)		(0.54)	(0.52)
Net asset value, end of period	$9.88		$10.57		$7.65		$12.03		$14.75	$14.47
Total Return(a)	(5.89	)%**	40.51%		(35.61)%		(7.64)%		5.73%	5.22%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,077		$1,285		$1,786		$56,422		$131,640	$157,009
Net expenses to average daily net assets	0.76	%(b)(c)*	0.76	%(c)	0.76	%(c)	0.76	%(c)	0.76%	0.77%
Net investment income (loss) to average daily net assets	1.21	%*	1.51%		1.29%		1.23%		1.22%	1.41%
Portfolio turnover rate	56	%**	52%		62%		71%		78%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.03%		0.02%		0.02%		0.02%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming its benchmark, the S&P 500 Index. Under normal circumstances, the Fund invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective

Throughout the period ended August 31, 2010, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI, and Class M. Class M shares bear an administration fee and a 12b-1 fee while Classes III,

22

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

IV and VI bear a shareholder service fee (See Note 5). The principal economic difference among the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

23

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,593,906,000	$—	$—	$1,593,906,000
Mutual Funds	18,440,790	—	—	18,440,790
Short-Term Investments	716,028	—	—	716,028
Total Investments	1,613,062,818	—	—	1,613,062,818
Total	$1,613,062,818	$—	$—	$1,613,062,818

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are

24

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $24,183,972.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(253,190,292)
2/28/2018	(511,404,531)
Total	$(764,594,823)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,743,670,127	$61,527,192	$(192,134,501)	$(130,607,309)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally

25

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

26

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using

27

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a

28

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

30

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price

31

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

32

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Future contracts	$—	$—	$—	$(485,448)	$—	$(485,448)
Total	$—	$—	$—	$(485,448)	$—	$(485,448)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$11,289,010

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IVshares and 0.055% for Class VI shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average daily net assets of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

33

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.31% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means the administration fee and distribution (12b-1) fee (Class M Shares only), shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $22,147 and $7,728, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.00%	< 0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $1,046,596,935 and $1,282,771,431, respectively.

34

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 41.13% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, 0.02% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 57.98% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,208,640	$13,061,552	3,511,410	$32,897,874
Shares issued to shareholders in reinvestment of distributions	330,674	3,400,065	966,073	8,947,756
Shares repurchased	(7,998,637)	(82,183,001)	(21,930,843)	(217,173,675)
Net increase (decrease)	(6,459,323)	$(65,721,384)	(17,453,360)	$(175,328,045)

35

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,571,207	$76,018,597
Shares issued to shareholders in reinvestment of distributions	182,765	1,952,673	726,034	6,697,682
Shares repurchased	(24,984,490)	(242,538,438)	(6,449,352)	(63,570,104)
Net increase (decrease)	(24,801,725)	$(240,585,765)	1,847,889	$19,146,175
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class VI:	Shares	Amount	Shares	Amount
Shares sold	13,636,219	$137,099,528	25,991,710	$252,219,486
Shares issued to shareholders in reinvestment of distributions	885,235	9,062,744	2,002,865	18,598,750
Shares repurchased	(9,272,638)	(96,163,891)	(39,110,545)	(340,888,676)
Net increase (decrease)	5,248,816	$49,998,381	(11,115,970)	$(70,070,440)
	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class M:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	795	8,140	2,609	23,641
Shares repurchased	(13,377)	(140,875)	(114,519)	(998,366)
Net increase (decrease)	(12,582)	$(132,735)	(111,910)	$(974,725)

36

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$25,444,473	$7,000,000	$3,515	$958	$18,440,790
Totals	$—	$25,444,473	$7,000,000	$3,515	$958	$18,440,790

37

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

38

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the

39

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

40

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

41

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2010 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$943.50	$2.25
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class IV
1) Actual	0.41%	$1,000.00	$943.20	$2.01
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09
Class VI
1) Actual	0.37%	$1,000.00	$943.80	$1.81
2) Hypothetical	0.37%	$1,000.00	$1,023.34	$1.89
Class M
1) Actual	0.76%	$1,000.00	$941.10	$3.72
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

42

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.9%
Short-Term Investments	2.1
Other	1.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
3,324,008	GMO Quality Fund, Class VI	58,436,055
5,851,664	GMO U.S. Core Equity Fund, Class VI	57,697,409
92,216	GMO U.S. Small/Mid Cap Growth Fund, Class III	1,018,061
175,927	GMO U.S. Small/Mid Cap Value Fund, Class III	1,094,269
	TOTAL MUTUAL FUNDS (COST $133,071,114)	118,245,794
	SHORT-TERM INVESTMENTS — 0.0%
	Time Deposits — 0.0%
25,053	State Street Eurodollar Time Deposit, 0.01%, due 09/01/2010	25,053
	TOTAL SHORT-TERM INVESTMENTS (COST $25,053)	25,053
	TOTAL INVESTMENTS — 100.0% (Cost $133,096,167)	118,270,847
	Other Assets and Liabilities (net) — (0.0%)	(20,683)
	TOTAL NET ASSETS — 100.0%	$118,250,164

See accompanying notes to the financial statements.

2

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $133,071,114) (Notes 2 and 10)	$118,245,794
Investments in unaffiliated issuers, at value (cost $25,053) (Note 2)	25,053
Receivable for Fund shares sold	1,000,000
Receivable for expenses reimbursed by Manager (Note 5)	4,743
Total assets	119,275,590
Liabilities:
Payable for investments purchased	1,000,000
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	200
Accrued expenses	25,226
Total liabilities	1,025,426
Net assets	$118,250,164
Net assets consist of:
Paid-in capital	$142,340,704
Accumulated undistributed net investment income	1,179,239
Accumulated net realized loss	(10,444,459)
Net unrealized depreciation	(14,825,320)
$118,250,164
Net assets attributable to:
Class III shares	$118,250,164
Shares outstanding:
Class III	27,822,998
Net asset value per share:
Class III	$4.25

See accompanying notes to the financial statements.

3

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$1,202,026
Interest	2
Total investment income	1,202,028
Expenses:
Audit and tax fees	16,100
Custodian, fund accounting agent and transfer agent fees	6,992
Legal fees	3,128
Registration fees	1,380
Trustees fees and related expenses (Note 5)	1,299
Miscellaneous	1,196
Total expenses	30,095
Fees and expenses reimbursed by Manager (Note 5)	(28,336)
Expense reductions (Note 2)	(25)
Net expenses	1,734
Net investment income (loss)	1,200,294
Realized and unrealized gain (loss):
Investments in affiliated issuers	(1,537,349)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(6,532,177)
Net realized and unrealized gain (loss)	(8,069,526)
Net increase (decrease) in net assets resulting from operations	$(6,869,232)

See accompanying notes to the financial statements.

4

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,200,294	$2,237,184
Net realized gain (loss)	(1,537,349)	(496,961)
Change in net unrealized appreciation (depreciation)	(6,532,177)	31,860,661
Net increase (decrease) in net assets from operations	(6,869,232)	33,600,884
Distributions to shareholders from:
Net investment income
Class III	(1,131,789)	(1,126,450)
Net share transactions (Note 9):
Class III	(2,313,362)	26,669,880
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	—	4,778
Total increase (decrease) in net assets resulting from net share transactions and redemption fees	(2,313,362)	26,674,658
Total increase (decrease) in net assets	(10,314,383)	59,149,092
Net assets:
Beginning of period	128,564,547	69,415,455
End of period (including accumulated undistributed net investment income of $1,179,239 and $1,110,734, respectively)	$118,250,164	$128,564,547

See accompanying notes to the financial statements.

5

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006
Net asset value, beginning of period	$4.56		$3.31		$5.11		$6.38		$6.56	$6.41
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.08		0.09		0.11		0.10	0.10
Net realized and unrealized gain (loss)	(0.31)		1.21		(1.70)		(0.42)		0.28	0.31
Total from investment operations	(0.27)		1.29		(1.61)		(0.31)		0.38	0.41
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.08)		(0.32)		(0.15)	(0.12)
From net realized gains	—		—		(0.11)		(0.64)		(0.41)	(0.14)
Total distributions	(0.04)		(0.04)		(0.19)		(0.96)		(0.56)	(0.26)
Net asset value, end of period	$4.25		$4.56		$3.31		$5.11		$6.38	$6.56
Total Return(b)	(5.91	)%**	38.94%		(32.42)%		(6.43)%		6.48%	6.45%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$118,250		$128,565		$69,415		$95,067		$149,312	$173,146
Net expenses to average daily net assets(c)	0.00	%(d)(e)*	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%(d)(e)	0.04%	0.01%
Net investment income (loss) to average daily net assets(a)	1.92	%*	1.99%		1.94%		1.78%		1.63%	1.52%
Portfolio turnover rate	5	%**	2%		39%		26%		35%	13%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.05%		0.06%		0.04%		0.18%	0.51%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00 (g)	$0.00 (g)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions (Note 2).

(e)  Net expenses were less than 0.01%.

(f)  There were no purchase premiums and redemption fees during the period.

(g)  Purchase premiums and redemption fees were less than $ 0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the Russell 3000 Index. The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds. The Fund also may invest in shares of GMO Flexible Equities Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities directly. The Fund primarily seeks exposure to U.S. equity investments (including both growth and value style equities and equities of any market capitalization). The Fund also may have exposure to foreign equity investments. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments tied economically to the U.S. The term "equity investments" refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among major sectors in the U.S. equity market (large-cap value, large-cap growth, large-cap core, small- and mid-cap value, small- and mid-cap growth, and real estate/REIT). The Manager changes the Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

7

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, 6.5% of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The

8

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$118,245,794	$—	$—	$118,245,794
Short-Term Investments	25,053	—	—	25,053
Total Investments	118,270,847	—	—	118,270,847
Total	$118,270,847	$—	$—	$118,270,847

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are

9

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $17,496.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/29/2012	$(136,192)
2/28/2017	(4,328,424)
2/28/2018	(176,824)
Total	$(4,641,440)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$137,694,003	$—	$(19,423,156)	$(19,423,156)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the

10

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of

11

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

(i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premiums and /or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and /or redemption fees, if any, imposed by the underlying funds are less than the purchase premiums and /or redemption fees imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. The Fund and some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the

12

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Fund or an underlying fund may affect the Fund's or the underlying fund's performance more than if the Fund or the underlying fund were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments.

• Currency Risk — Risk that fluctuations in exchange rates will adversely affect the value of foreign currency holdings and investments denominated in foreign currencies.

13

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the Fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means

14

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $1,299 and $460, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.323%	0.057%	0.380%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $6,676,580 and $8,914,988, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

15

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 74.52% of the outstanding shares of the Fund were held by three shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, less than 0.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,261,926	$5,482,697	7,489,744	$27,882,504
Shares issued to shareholders in reinvestment of distributions	199,947	859,772	181,207	853,486
Shares repurchased	(1,811,985)	(8,655,831)	(456,960)	(2,066,110)
Purchase premiums	—	—	—	4,651
Redemption fees	—	—	—	127
Net increase (decrease)	(350,112)	$(2,313,362)	7,213,991	$26,674,658

16

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Quality Fund, Class VI	$63,773,409	$4,034,681	$4,978,436	$671,307	$—	$58,436,055
GMO U.S. Core Equity Fund, Class VI	62,497,103	2,636,804	3,808,015	525,623	—	57,697,409
GMO U.S. Small/Mid Cap Growth Fund, Class III	1,080,728	1,096	60,425	1,097	—	1,018,061
GMO U.S. Small/Mid Cap Value Fund, Class III	1,202,569	3,999	68,112	3,999	—	1,094,269
Totals	$128,553,809	$6,676,580	$8,914,988	$1,202,026	$—	$118,245,794

11.  Subsequent events

On October 5, 2010, the Fund's Board of Trustees approved a reverse stock split for the Fund. It is anticipated that the reverse split will be effective for shareholders of record after the close of the NYSE on or about November 12, 2010. The Fund will trade at its post-split price on or about November 15, 2010, and the ticker symbol and cusip for the Fund will not change.

The reverse split will reduce the number of shares outstanding for the Fund, and result in a proportionate increase in the price per share of the Fund. The reverse split does not change the value of a shareholder's investment. For example, for a 1-for-5 reverse split, every five pre-split shares held by a shareholder will result in the receipt of one post-split share, which will be priced five times higher than the pre-split shares.

17

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications

18

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

19

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

20

GMO U.S. Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.38%	$1,000.00	$940.90	$1.86
2	) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Growth Fund

(A series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.9%
Mutual Funds	5.0
Short-Term Investments	0.5
Other	(1.4)
100.0%
Industry Group Summary	% of Equity Investments*
Software & Services	19.1%
Technology Hardware & Equipment	15.9
Food, Beverage & Tobacco	15.3
Pharmaceuticals, Biotechnology & Life Sciences	6.6
Household & Personal Products	6.5
Food & Staples Retailing	5.8
Consumer Services	5.3
Energy	5.2
Capital Goods	4.6
Retailing	4.4
Health Care Equipment & Services	3.8
Media	2.0
Semiconductors & Semiconductor Equipment	2.0
Consumer Durables & Apparel	0.9
Transportation	0.8
Materials	0.6
Telecommunication Services	0.5
Diversified Financials	0.3
Insurance	0.2
Real Estate	0.2
Commercial & Professional Services	0.0
Utilities	0.0
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.9%
	Capital Goods — 4.5%
386	3M Co.	30,320
62	Danaher Corp.	2,252
100	Emerson Electric Co.	4,665
37	Flowserve Corp.	3,307
62	Goodrich Corp.	4,246
57	Lockheed Martin Corp.	3,963
31	Pall Corp.	1,060
26	Rockwell Collins, Inc.	1,402
136	TransDigm Group, Inc.	7,873
450	United Technologies Corp.	29,345
	Total Capital Goods	88,433
	Commercial & Professional Services — 0.0%
21	Verisk Analytics, Inc.-Class A *	584
	Consumer Durables & Apparel — 0.8%
236	Nike, Inc.-Class B	16,520
	Consumer Services — 5.1%
560	Apollo Group, Inc.-Class A *	23,789
21	Carnival Corp.	655
172	Las Vegas Sands Corp. *	4,873
766	McDonald's Corp.	55,964
21	Strayer Education, Inc.	3,040
319	Yum! Brands, Inc.	13,302
	Total Consumer Services	101,623
	Diversified Financials — 0.3%
5	BlackRock, Inc.	710
399	TD Ameritrade Holding Corp. *	5,829
	Total Diversified Financials	6,539

See accompanying notes to the financial statements.

2

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Energy — 5.0%
100	Chevron Corp.	7,416
1,444	Exxon Mobil Corp.	85,427
100	Halliburton Co.	2,821
105	Range Resources Corp.	3,550
	Total Energy	99,214
	Food & Staples Retailing — 5.6%
319	Costco Wholesale Corp.	18,039
265	CVS Caremark Corp.	7,155
262	Kroger Co. (The)	5,169
548	Sysco Corp.	15,065
678	Walgreen Co.	18,225
937	Wal-Mart Stores, Inc.	46,981
	Total Food & Staples Retailing	110,634
	Food, Beverage & Tobacco — 14.6%
779	Altria Group, Inc.	17,387
157	Brown-Forman Corp.-Class B	9,622
330	Campbell Soup Co.	12,296
157	Coca-Cola Enterprises, Inc.	4,468
1,065	Coca-Cola Co. (The)	59,555
200	ConAgra Foods, Inc.	4,318
366	Flowers Foods, Inc.	9,457
476	General Mills, Inc.	17,212
130	Green Mountain Coffee Roasters, Inc. *	4,007
219	Hansen Natural Corp. *	9,864
304	Hershey Co. (The)	14,127
272	HJ Heinz Co.	12,577
345	Kellogg Co.	17,139
261	McCormick & Co., Inc. (Non Voting)	10,406
19	Mead Johnson Nutrition Co.	992
798	PepsiCo, Inc.	51,216
713	Philip Morris International, Inc.	36,677
	Total Food, Beverage & Tobacco	291,320

See accompanying notes to the financial statements.

3

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — 3.7%
10	Aetna, Inc.	267
238	Baxter International, Inc.	10,129
21	Community Health Systems, Inc. *	548
189	DaVita, Inc. *	12,213
354	Express Scripts, Inc. *	15,080
336	Health Management Associates, Inc.-Class A *	2,100
37	Laboratory Corp. of America Holdings *	2,687
155	Lincare Holdings, Inc.	3,568
663	Medtronic, Inc.	20,871
47	Quest Diagnostics, Inc.	2,045
89	St Jude Medical, Inc. *	3,077
5	WellPoint, Inc. *	248
	Total Health Care Equipment & Services	72,833
	Household & Personal Products — 6.2%
340	Avon Products, Inc.	9,894
162	Church & Dwight Co., Inc.	9,919
214	Clorox Co.	13,872
344	Colgate-Palmolive Co.	25,401
283	Estee Lauder Cos. (The), Inc.-Class A	15,868
116	Herbalife Ltd.	6,447
219	Kimberly-Clark Corp.	14,104
475	Procter & Gamble Co. (The)	28,343
	Total Household & Personal Products	123,848
	Insurance — 0.2%
100	MetLife, Inc.	3,760
	Materials — 0.6%
165	Monsanto Co.	8,688
52	Pactiv Corp. *	1,668
16	Sherwin-Williams Co. (The)	1,126
	Total Materials	11,482

See accompanying notes to the financial statements.

4

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Media — 1.9%
639	DirectTV-Class A *	24,231
300	Discovery Communications, Inc. *	11,325
100	News Corp.-Class A	1,257
47	Omnicom Group, Inc.	1,645
	Total Media	38,458
	Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
908	Abbott Laboratories	44,801
443	Eli Lilly & Co.	14,867
1	Furiex Pharmaceuticals, Inc. *	10
595	Gilead Sciences, Inc. *	18,957
99	Illumina, Inc. *	4,246
751	Johnson & Johnson	42,822
16	Pharmaceutical Product Development, Inc.	367
	Total Pharmaceuticals, Biotechnology & Life Sciences	126,070
	Real Estate — 0.2%
200	General Growth Properties, Inc. REIT	2,814
	Retailing — 4.2%
100	Abercrombie & Fitch Co.-Class A	3,460
189	Amazon.com, Inc. *	23,593
42	Dick's Sporting Goods, Inc. *	1,028
220	Dollar General Corp. *	6,008
117	Dollar Tree, Inc. *	5,304
89	Expedia, Inc.	2,035
189	Family Dollar Stores, Inc.	8,087
120	Gap (The), Inc.	2,027
331	Home Depot, Inc.	9,205
100	Lowe's Cos., Inc.	2,030
16	Netflix, Inc. *	2,008
26	Priceline.com Inc. *	7,579
220	Staples, Inc.	3,909
94	Target Corp.	4,809

See accompanying notes to the financial statements.

5

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
63	Urban Outfitters, Inc. *	1,910
	Total Retailing	82,992
	Semiconductors & Semiconductor Equipment — 1.9%
1,428	Intel Corp.	25,304
472	Marvell Technology Group Ltd *	7,524
100	Skyworks Solutions, Inc. *	1,786
147	Texas Instruments, Inc.	3,385
	Total Semiconductors & Semiconductor Equipment	37,999
	Software & Services — 18.3%
100	Activision Blizzard, Inc.	1,069
219	Autodesk, Inc. *	6,077
120	Citrix Systems, Inc. *	6,953
200	Cognizant Technology Solutions Corp.-Class A *	11,521
126	eBay, Inc. *	2,928
300	Electronic Arts, Inc. *	4,572
120	Equinix, Inc. *	10,945
100	Genpact Ltd. *	1,399
136	Google, Inc.-Class A *	61,203
94	IAC/InterActiveCorp *	2,330
519	International Business Machines Corp.	63,957
37	Lender Processing Services, Inc.	1,085
41	MasterCard, Inc.-Class A	8,133
2,911	Microsoft Corp.	68,350
2,485	Oracle Corp.	54,372
31	Salesforce.com, Inc. *	3,406
136	Teradata Corp. *	4,453
605	Visa, Inc.-Class A	41,733
579	Western Union Co.	9,079
40	Yahoo!, Inc. *	523
	Total Software & Services	364,088

See accompanying notes to the financial statements.

6

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — 15.2%
100	Amphenol Corp.-Class A	4,072
485	Apple, Inc. *	118,034
2,861	Cisco Systems, Inc. *	57,363
77	Corning, Inc.	1,207
200	Dell, Inc. *	2,354
616	EMC Corp. *	11,236
1,360	Hewlett-Packard Co.	52,333
31	Itron, Inc. *	1,674
120	Juniper Networks, Inc. *	3,264
1,350	Qualcomm, Inc.	51,719
	Total Technology Hardware & Equipment	303,256
	Telecommunication Services — 0.5%
26	American Tower Corp.-Class A *	1,218
183	Crown Castle International Corp. *	7,525
	Total Telecommunication Services	8,743
	Transportation — 0.8%
10	Union Pacific Corp.	729
241	United Parcel Service, Inc.-Class B	15,376
	Total Transportation	16,105
	Utilities — 0.0%
16	Allegheny Energy, Inc.	361
	TOTAL COMMON STOCKS (COST $2,025,531)	1,907,676
	MUTUAL FUNDS — 5.0%
	Affiliated Issuers — 5.0%
4,000	GMO U.S. Treasury Fund	99,999
	TOTAL MUTUAL FUNDS (COST $100,025)	99,999

See accompanying notes to the financial statements.

7

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
9,806	State Street Institutional Treasury Money Market Fund-Institutional Class	9,806
	TOTAL SHORT-TERM INVESTMENTS (COST $9,806)	9,806
	TOTAL INVESTMENTS — 101.4% (Cost $2,135,362)	2,017,481
	Other Assets and Liabilities (net) — (1.4%)	(27,252)
	TOTAL NET ASSETS — 100.0%	$1,990,229

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

8

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,035,337) (Note 2)	$1,917,482
Investments in affiliated issuers, at value (cost $100,025) (Notes 2 and 10)	99,999
Dividends and interest receivable	4,517
Receivable for expenses reimbursed by Manager (Note 5)	11,625
Total assets	2,033,623
Liabilities:
Payable for investments purchased	11
Payable to affiliate for (Note 5):
Management fee	542
Shareholder service fee	195
Administration fee – Class M	88
Trustees and Chief Compliance Officer of GMO Trust fees	20
Payable for 12b-1 fee – Class M	225
Accrued expenses	42,313
Total liabilities	43,394
Net assets	$1,990,229
Net assets consist of:
Paid-in capital	$21,580,065
Accumulated undistributed net investment income	4,602
Accumulated net realized loss	(19,476,557)
Net unrealized depreciation	(117,881)
$1,990,229
Net assets attributable to:
Class III shares	$1,485,250
Class M shares	$504,979
Shares outstanding:
Class III	106,666
Class M	36,347
Net asset value per share:
Class III	$13.92
Class M	$13.89

See accompanying notes to the financial statements.

9

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1)	$107,231
Interest	141
Dividends from affiliated issuers (Note 10)	18
Total investment income	107,390
Expenses:
Management fee (Note 5)	21,379
Shareholder service fee – Class III (Note 5)	9,920
12b-1 fee – Class M (Note 5)	707
Administration fee – Class M (Note 5)	566
Audit and tax fees	27,655
Custodian, fund accounting agent and transfer agent fees	24,588
Registration fees	12,328
Trustees fees and related expenses (Note 5)	178
Legal fees	13
Miscellaneous	532
Total expenses	97,866
Fees and expenses reimbursed by Manager (Note 5)	(65,060)
Net expenses	32,806
Net investment income (loss)	74,584
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,085,470
Realized gains distributions from affiliated issuers (Note 10)	7
Closed futures contracts	70,177
Net realized gain (loss)	6,155,654
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3,465,885)
Investments in affiliated issuers	(26)
Open futures contracts	(4,319)
Net unrealized gain (loss)	(3,470,230)
Net realized and unrealized gain (loss)	2,685,424
Net increase (decrease) in net assets resulting from operations	$2,760,008

See accompanying notes to the financial statements.

10

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$74,584	$670,063
Net realized gain (loss)	6,155,654	(4,520,387)
Change in net unrealized appreciation (depreciation)	(3,470,230)	18,290,138
Net increase (decrease) in net assets from operations	2,760,008	14,439,814
Distributions to shareholders from:
Net investment income
Class III	(151,145)	(700,931)
Class M	(1,563)	(8,245)
Total distributions from net investment income	(152,708)	(709,176)
Net share transactions (Note 9):
Class III	(41,665,926)	(7,776,148)
Class M	(73,481)	(115,249)
Increase (decrease) in net assets resulting from net share transactions	(41,739,407)	(7,891,397)
Total increase (decrease) in net assets	(39,132,107)	5,839,241
Net assets:
Beginning of period	41,122,336	35,283,095
End of period (including accumulated undistributed net investment income of $4,602 and $82,726, respectively)	$1,990,229	$41,122,336

See accompanying notes to the financial statements.

11

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007	2006
Net asset value, beginning of period	$14.61		$10.47	$15.82		$17.24		$18.17	$18.26
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.21	0.18		0.17		0.15	0.15
Net realized and unrealized gain (loss)	(0.71	)(a)	4.15	(5.32)		(1.06)		0.07	0.86
Total from investment operations	(0.63)		4.36	(5.14)		(0.89)		0.22	1.01
Less distributions to shareholders:
From net investment income	(0.06)		(0.22)	(0.21)		(0.17)		(0.15)	(0.16)
From net realized gains	—		—	—		(0.36)		(1.00)	(0.94)
Total distributions	(0.06)		(0.22)	(0.21)		(0.53)		(1.15)	(1.10)
Net asset value, end of period	$13.92		$14.61	$10.47		$15.82		$17.24	$18.17
Total Return(b)	(4.32	)%**	41.94%	(32.84)%		(5.49)%		1.24%	5.64%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,485		$40,521	$34,758		$129,666		$224,554	$342,203
Net expenses to average daily net assets	0.46	%*(c)	0.46%	0.46	%(d)	0.46	%(d)	0.46%	0.48%
Net investment income (loss) to average daily net assets	1.08	%*	1.60%	1.19%		0.94%		0.85%	0.84%
Portfolio turnover rate	35	%**	118%	70%		97%		111%	94%
Fees and expenses reimbursed by Manager to average daily net assets:	0.80	%*	0.33%	0.19%		0.07%		0.05%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008		2007	2006
Net asset value, beginning of period	$14.58		$10.45	$15.76		$17.16		$18.10	$18.19
Income (loss) from investment operations:
Net investment income (loss)†	0.08		0.17	0.13		0.11		0.10	0.10
Net realized and unrealized gain (loss)	(0.73	)(a)	4.14	(5.30)		(1.05)		0.06	0.85
Total from investment operations	(0.65)		4.31	(5.17)		(0.94)		0.16	0.95
Less distributions to shareholders:
From net investment income	(0.04)		(0.18)	(0.14)		(0.10)		(0.10)	(0.10)
From net realized gains	—		—	—		(0.36)		(1.00)	(0.94)
Total distributions	(0.04)		(0.18)	(0.14)		(0.46)		(1.10)	(1.04)
Net asset value, end of period	$13.89		$14.58	$10.45		$15.76		$17.16	$18.10
Total Return(b)	(4.48	)%**	41.50%	(33.01)%		(5.79)%		0.91%	5.33%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$505		$601	$525		$68,732		$85,714	$253,332
Net expenses to average daily net assets	0.77	%(c)*	0.76%	0.76	%(d)	0.76	%(d)	0.76%	0.77%
Net investment income (loss) to average daily net assets	1.12	%*	1.31%	0.80%		0.64%		0.56%	0.54%
Portfolio turnover rate	35	%**	118%	70%		97%		111%	94%
Fees and expenses reimbursed by Manager to average daily net assets:	4.31	%*	0.34%	0.10%		0.07%		0.05%	0.04%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(d)  The net expense ratio does not include the effect of expense reductions.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its investment objective by outperforming its benchmark, the Russell 1000 Growth Index. The Fund typically invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects equity investments it believes (i) have superior fundamentals (e.g., earnings stability); (ii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings); and/or (iii) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Throughout the period ended August 31, 2010, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 5). The principal economic difference between the classes of shares is the type and level of fees they bear.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,907,676	$—	$—	$1,907,676
Mutual Funds	99,999	—	—	99,999
Short-Term Investments	9,806	—	—	9,806
Total Investments	2,017,481	—	—	2,017,481
Total	$2,017,481	$—	$—	$2,017,481

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $111,039.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards and current year realized losses, if any, will be subject to significant limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2011	$(2,843,668)
2/29/2012	(782,016)
2/28/2017	(11,615,801)
2/28/2018	(9,764,884)
Total	$(25,006,369)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,169,636	$53,770	$(205,925)	$(152,155)

17

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying fund (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the

18

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Market Risk — Growth Securities — Because growth securities typically trade at higher multiples of current earnings than other securities, their market values are often more sensitive than other securities to changes in future earnings expectations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

19

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be

20

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash,

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

22

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to

23

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of

24

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Futures contracts	$—	$—	$—	$70,177	$—	$70,177
Total	$—	$—	$—	$70,177	$—	$70,177
Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$(4,319)	$—	$(4,319)
Total	$—	$—	$—	$(4,319)	$—	$(4,319)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$210,214

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

Holders of Class M shares of the Fund pay GMO an administration fee for support services provided to Class M shareholders. That fee is paid monthly at the annual rate of 0.20% of the average net assets daily

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

of Class M shares. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, holders of Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily net assets of Class M shares, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of services to Class M shareholders. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets of Class M shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.31% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means the administration fee and distribution (12b-1) fee (Class M Shares only) shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $178 and $51, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
<0.001%	0.000%	<0.001%

26

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $4,627,467 and $44,908,731, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 91.59% of the outstanding shares of the Fund were held by three shareholders. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.37% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and none of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	483	$7,339	5,132	$67,630
Shares issued to shareholders in reinvestment of distributions	9,754	150,982	54,613	700,053
Shares repurchased	(2,677,169)	(41,824,247)	(605,706)	(8,543,831)
Net increase (decrease)	(2,666,932)	$(41,665,926)	(545,961)	$(7,776,148)

27

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class M:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	102	1,563	644	8,245
Shares repurchased	(4,998)	(75,044)	(9,658)	(123,494)
Net increase (decrease)	(4,896)	$(73,481)	(9,014)	$(115,249)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$110,025	$10,000	$18	$7	$99,999
Totals	$—	$110,025	$10,000	$18	$7	$99,999

28

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

29

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the

30

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

31

GMO U.S. Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution (12b-1) and/or administration fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$956.80	$2.27
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class M
1) Actual	0.77%	$1,000.00	$955.20	$3.79
2) Hypothetical	0.77%	$1,000.00	$1,021.32	$3.92

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.8%
Mutual Funds	1.9
Short-Term Investments	0.4
Other	(0.1)
100.0%
Industry Group Summary	% of Equity Investments*
Pharmaceuticals, Biotechnology & Life Sciences	13.6%
Health Care Equipment & Services	12.1
Software & Services	11.7
Energy	11.0
Capital Goods	7.3
Technology Hardware & Equipment	6.3
Insurance	5.8
Food, Beverage & Tobacco	4.7
Diversified Financials	3.8
Food & Staples Retailing	3.7
Real Estate	2.7
Telecommunication Services	2.6
Media	2.6
Household & Personal Products	2.2
Materials	1.9
Retailing	1.6
Transportation	1.6
Consumer Durables & Apparel	1.3
Banks	1.2
Consumer Services	0.8
Utilities	0.6
Automobiles & Components	0.5
Commercial & Professional Services	0.4
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%
	Automobiles & Components — 0.5%
100	Autoliv, Inc.	5,414
1,300	Ford Motor Co. *	14,677
300	Harley-Davidson, Inc.	7,296
100	Johnson Controls, Inc.	2,653
	Total Automobiles & Components	30,040
	Banks — 1.1%
400	Associated Banc Corp.	4,824
400	BB&T Corp.	8,848
100	City National Corp.	4,844
200	Comerica, Inc.	6,882
100	M&T Bank Corp.	8,564
400	New York Community Bancorp, Inc.	6,356
500	PNC Financial Services Group, Inc.	25,480
300	TCF Financial Corp.	4,284
500	TFS Financial Corp.	4,595
	Total Banks	74,677
	Capital Goods — 7.1%
400	3M Co.	31,420
200	BE Aerospace, Inc. *	5,390
200	Boeing Co.	12,226
300	Caterpillar, Inc.	19,548
100	Cummins, Inc.	7,441
100	Deere & Co.	6,327
100	Dover Corp.	4,476
200	Eaton Corp.	13,896
100	Gardner Denver, Inc.	4,774
11,300	General Electric Co.	163,624
1,200	General Dynamics Corp.	67,044
100	Illinois Tool Works, Inc.	4,126
100	ITT Industries, Inc.	4,250

See accompanying notes to the financial statements.

2

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
300	L-3 Communications Holdings, Inc.	19,980
800	Masco Corp.	8,392
400	Northrop Grumman Corp.	21,648
100	Oshkosh Corp. *	2,488
100	Parker Hannifin Corp.	5,916
100	Precision Castparts Corp.	11,318
100	Raytheon Co.	4,392
100	Rockwell Automation, Inc.	5,114
100	Rockwell Collins, Inc.	5,393
300	Textron, Inc.	5,121
100	Tyco International Ltd.	3,728
400	United Technologies Corp.	26,084
200	WESCO International, Inc. *	6,456
	Total Capital Goods	470,572
	Commercial & Professional Services — 0.3%
200	Copart, Inc. *	6,610
200	Pitney Bowes, Inc.	3,848
800	RR Donnelley & Sons Co.	12,116
	Total Commercial & Professional Services	22,574
	Consumer Durables & Apparel — 1.3%
600	Coach, Inc.	21,504
200	Fossil, Inc. *	9,498
200	Garmin Ltd	5,322
100	Harman International Industries, Inc. *	3,117
200	Jarden Corp.	5,388
200	Jones Apparel Group, Inc.	3,076
400	Newell Rubbermaid, Inc.	6,008
100	Nike, Inc.-Class B	7,000
100	Phillips-Van Heusen Corp.	4,568
100	Stanley Black & Decker, Inc.	5,364
200	Whirlpool Corp.	14,832
	Total Consumer Durables & Apparel	85,677

See accompanying notes to the financial statements.

3

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — 0.8%
200	Apollo Group, Inc.-Class A *	8,496
50	ITT Educational Services, Inc. *	2,663
400	McDonald's Corp.	29,224
200	Starwood Hotels & Resorts Worldwide, Inc.	9,346
200	Wyndham Worldwide Corp.	4,638
	Total Consumer Services	54,367
	Diversified Financials — 3.7%
1,600	American Express Co.	63,792
200	AmeriCredit Corp. *	4,840
200	Ameriprise Financial, Inc.	8,716
7,800	Bank of America Corp.	97,110
70	BlackRock, Inc.	9,936
500	Capital One Financial Corp.	18,930
400	Discover Financial Services	5,804
180	Franklin Resources, Inc.	17,372
400	Invesco Ltd.	7,240
300	Morgan Stanley	7,407
400	SLM Corp. *	4,420
	Total Diversified Financials	245,567
	Energy — 10.8%
100	Arch Coal, Inc.	2,251
100	Atwood Oceanics, Inc. *	2,508
200	Baker Hughes, Inc.	7,516
400	Chesapeake Energy Corp.	8,272
1,200	Chevron Corp.	88,992
100	Cimarex Energy Co.	6,542
3,829	ConocoPhillips	200,754
3,800	Exxon Mobil Corp.	224,808
400	Halliburton Co.	11,284
600	Marathon Oil Corp.	18,294
500	Nabors Industries Ltd. *	7,840
500	National Oilwell Varco, Inc.	18,795
100	Newfield Exploration Co. *	4,801

See accompanying notes to the financial statements.

4

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Energy — continued
100	Occidental Petroleum Corp.	7,308
100	Oceaneering International, Inc. *	5,001
100	Oil States International, Inc. *	4,123
100	Peabody Energy Corp.	4,280
200	Pioneer Natural Resources Co.	11,564
200	Rowan Cos, Inc. *	5,142
30	Schlumberger Ltd.	1,600
300	Sunoco, Inc.	10,104
400	Tesoro Corp.	4,492
100	Tidewater, Inc.	4,008
200	Unit Corp. *	6,814
1,500	Valero Energy Corp.	23,655
100	Whiting Petroleum Corp. *	8,484
300	Williams Cos., Inc.	5,439
200	World Fuel Services Corp.	5,108
	Total Energy	709,779
	Food & Staples Retailing — 3.6%
200	CVS Caremark Corp.	5,400
600	Kroger Co. (The)	11,838
500	Safeway, Inc.	9,400
775	Supervalu, Inc.	7,533
2,600	Walgreen Co.	69,888
2,700	Wal-Mart Stores, Inc.	135,378
	Total Food & Staples Retailing	239,437
	Food, Beverage & Tobacco — 4.6%
1,400	Altria Group, Inc.	31,248
400	Archer-Daniels-Midland Co.	12,312
1,700	Coca-Cola Co. (The)	95,064
200	General Mills, Inc.	7,232
100	Kellogg Co.	4,968
107	Kraft Foods, Inc.-Class A	3,205
1,097	PepsiCo, Inc.	70,405
1,400	Philip Morris International, Inc.	72,016

See accompanying notes to the financial statements.

5

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
400	Sara Lee Corp.	5,776
224	Tyson Foods, Inc.-Class A	3,669
	Total Food, Beverage & Tobacco	305,895
	Health Care Equipment & Services — 11.9%
1,300	Aetna, Inc.	34,736
1,400	AmerisourceBergen Corp.	38,192
2,000	Cardinal Health, Inc.	59,920
800	Cigna Corp.	25,776
100	Community Health Systems, Inc. *	2,607
600	Coventry Health Care, Inc. *	11,610
380	Express Scripts, Inc. *	16,188
400	Health Net, Inc. *	9,552
700	Humana, Inc. *	33,453
300	Kinetic Concepts, Inc. *	9,576
100	LifePoint Hospitals, Inc. *	3,042
1,300	McKesson Corp.	75,465
2,000	Medtronic, Inc.	62,960
100	Omnicare, Inc.	1,920
200	Patterson Cos., Inc.	5,058
100	Quest Diagnostics, Inc.	4,350
400	Stryker Corp.	17,276
6,767	UnitedHealth Group, Inc.	214,649
2,200	WellPoint, Inc. *	109,296
1,000	Zimmer Holdings, Inc. *	47,170
	Total Health Care Equipment & Services	782,796
	Household & Personal Products — 2.1%
100	Clorox Co.	6,482
600	Colgate-Palmolive Co.	44,304
200	Kimberly-Clark Corp.	12,880
200	NBTY, Inc. *	10,898
1,100	Procter & Gamble Co. (The)	65,637
	Total Household & Personal Products	140,201

See accompanying notes to the financial statements.

6

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — 5.6%
100	ACE, Ltd.	5,347
500	AFLAC, Inc.	23,625
100	Allied World Assurance Co. Holdings Ltd.	5,037
1,400	Allstate Corp. (The)	38,640
400	American Financial Group, Inc.	11,508
200	Arch Capital Group Ltd. *	15,960
200	Assurant, Inc.	7,312
200	Axis Capital Holdings Ltd.	6,176
600	Chubb Corp.	33,072
300	CNA Financial Corp. *	7,806
200	Endurance Specialty Holdings Ltd.	7,368
100	Everest Re Group Ltd.	7,914
200	First American Financial Corp.	2,966
400	HCC Insurance Holdings, Inc.	10,092
300	Lincoln National Corp.	7,008
200	LOEWS Corp.	7,028
400	MetLife, Inc.	15,040
575	Old Republic International Corp.	7,349
100	PartnerRe Ltd.	7,445
500	Progressive Corp. (The)	9,900
200	Protective Life Corp.	3,736
200	Prudential Financial, Inc.	10,114
200	Reinsurance Group of America, Inc.	8,748
100	RenaissanceRe Holdings Ltd.	5,679
100	StanCorp Financial Group, Inc.	3,563
200	Torchmark Corp.	9,870
100	Transatlantic Holdings, Inc.	4,767
1,400	Travelers Cos. (The), Inc.	68,572
300	Unum Group	6,015
300	W.R. Berkley Corp.	7,905
300	XL Group Plc	5,373
	Total Insurance	370,935

See accompanying notes to the financial statements.

7

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Materials — 1.9%
1,100	Alcoa, Inc.	11,231
100	Allegheny Technologies, Inc.	4,072
100	Ashland, Inc.	4,646
100	Cytec Industries, Inc.	4,743
1,600	Dow Chemical Co. (The)	38,992
100	E.I. du Pont de Nemours & Co.	4,077
100	Eastman Chemical Co.	6,155
100	Freeport-McMoRan Copper & Gold, Inc.	7,198
500	Huntsman Corp.	4,555
400	International Paper Co.	8,184
200	MeadWestvaco Corp.	4,352
200	Reliance Steel & Aluminum Co.	7,450
200	Southern Copper Corp.	6,048
120	United States Steel Corp.	5,101
200	Valspar Corp.	6,024
	Total Materials	122,828
	Media — 2.5%
1,200	CBS Corp.-Class B (Non Voting)	16,584
1,400	Comcast Corp.-Class A	23,968
100	DirectTV-Class A *	3,792
100	DreamWorks Animation SKG, Inc.-Class A *	2,963
700	Gannett Co., Inc.	8,463
100	Liberty Media Corp. Capital-Class A *	4,508
900	Liberty Media Corp.-Interactive-Class A *	9,495
200	Meredith Corp.	5,852
2,100	News Corp.-Class A	26,397
100	Time Warner Cable, Inc.	5,161
200	Time Warner, Inc.	5,996
300	Viacom, Inc.-Class B	9,426
500	Virgin Media, Inc.	10,405
1,000	Walt Disney Co. (The)	32,590
	Total Media	165,600

See accompanying notes to the financial statements.

8

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 13.4%
1,300	Abbott Laboratories	64,142
100	Allergan, Inc.	6,142
1,500	Amgen, Inc. *	76,560
700	Biogen Idec, Inc. *	37,660
400	Bristol-Myers Squibb Co.	10,432
2,100	Eli Lilly & Co.	70,476
300	Endo Pharmaceuticals Holdings, Inc. *	8,151
1,500	Forest Laboratories, Inc. *	40,935
400	Gilead Sciences, Inc. *	12,744
2,500	Johnson & Johnson	142,550
600	King Pharmaceuticals, Inc. *	5,226
1,900	Merck & Co., Inc.	66,804
400	Mylan, Inc. *	6,864
20,776	Pfizer, Inc.	330,962
	Total Pharmaceuticals, Biotechnology & Life Sciences	879,648
	Real Estate — 2.6%
90	Alexandria Real Estate Equities, Inc. REIT	6,243
200	AMB Property Corp. REIT	4,758
130	AvalonBay Communities, Inc. REIT	13,679
200	Boston Properties, Inc. REIT	16,280
200	BRE Properties, Inc. REIT	8,176
500	Equity Residential REIT	22,915
60	Essex Property Trust, Inc. REIT	6,346
300	Hospitality Properties Trust REIT	5,865
100	Jones Lang LaSalle, Inc.	7,551
400	Kimco Realty Corp. REIT	5,964
100	Plum Creek Timber Co., Inc. REIT	3,447
200	Simon Property Group, Inc. REIT	18,090
100	Taubman Centers, Inc. REIT	4,149
300	UDR, Inc. REIT	6,174
100	Ventas, Inc. REIT	5,051
400	Vornado Realty Trust REIT	32,424
300	Weingarten Realty Investors REIT	6,054
	Total Real Estate	173,166

See accompanying notes to the financial statements.

9

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — 1.6%
200	Abercrombie & Fitch Co.-Class A	6,920
100	Advance Auto Parts, Inc.	5,447
150	Aeropostale, Inc. *	3,195
30	AutoZone, Inc. *	6,294
200	Best Buy Co., Inc.	6,278
100	Expedia, Inc.	2,286
100	Guess?, Inc.	3,231
1,000	Home Depot, Inc.	27,810
300	Limited Brands, Inc.	7,080
500	Lowe's Cos., Inc.	10,150
400	Macy's, Inc.	7,776
400	Penske Auto Group, Inc. *	4,804
200	RadioShack Corp.	3,696
100	Sears Holdings Corp. *	6,190
100	Williams-Sonoma, Inc.	2,596
	Total Retailing	103,753
	Software & Services — 11.5%
400	Cognizant Technology Solutions Corp.-Class A *	23,042
200	CoreLogic, Inc.	3,454
3,600	eBay, Inc. *	83,664
100	Fiserv, Inc. *	5,003
420	Google, Inc.-Class A *	189,008
290	International Business Machines Corp.	35,737
9,500	Microsoft Corp.	223,060
8,300	Oracle Corp.	181,604
900	Symantec Corp. *	12,267
	Total Software & Services	756,839
	Technology Hardware & Equipment — 6.2%
660	Apple, Inc. *	160,624
2,700	Cisco Systems, Inc. *	54,135
1,100	Dell, Inc. *	12,947
100	F5 Networks, Inc. *	8,743

See accompanying notes to the financial statements.

10

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
1,000	Hewlett-Packard Co.	38,480
700	Ingram Micro, Inc.-Class A *	10,542
500	Jabil Circuit, Inc.	5,125
400	JDS Uniphase Corp. *	3,676
300	Lexmark International, Inc. *	10,497
1,200	Motorola, Inc. *	9,036
300	QLogic Corp. *	4,469
1,000	Qualcomm, Inc.	38,310
300	Seagate Technology Plc *	3,039
200	Tech Data Corp. *	7,240
1,000	Western Digital Corp. *	24,150
1,800	Xerox Corp.	15,192
	Total Technology Hardware & Equipment	406,205
	Telecommunication Services — 2.6%
4,558	AT&T, Inc.	123,203
200	NII Holdings, Inc. *	7,250
1,352	Verizon Communications, Inc.	39,897
	Total Telecommunication Services	170,350
	Transportation — 1.5%
500	CSX Corp.	24,945
300	FedEx Corp.	23,415
100	Kansas City Southern *	3,357
500	Norfolk Southern Corp.	26,840
1,300	Southwest Airlines Co.	14,365
100	Union Pacific Corp.	7,294
	Total Transportation	100,216
	Utilities — 0.6%
300	AES Corp. (The) *	3,072
300	Aqua America, Inc.	5,964
100	Dominion Resources, Inc./Virginia	4,276
200	DTE Energy Co.	9,370

See accompanying notes to the financial statements.

11

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Utilities — continued
100	Exelon Corp.	4,072
100	Integrys Energy Group, Inc.	4,845
100	ONEOK, Inc.	4,291
	Total Utilities	35,890
	TOTAL COMMON STOCKS (COST $6,673,004)	6,447,012
	MUTUAL FUNDS — 1.9%
	Affiliated Issuers — 1.9%
5,120	GMO U.S. Treasury Fund	127,992
	TOTAL MUTUAL FUNDS (COST $128,043)	127,992
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
24,308	State Street Institutional Treasury Money Market Fund-Institutional Class	24,308
	TOTAL SHORT-TERM INVESTMENTS (COST $24,308)	24,308
	TOTAL INVESTMENTS — 100.1% (Cost $6,825,355)	6,599,312
	Other Assets and Liabilities (net) — (0.1%)	(7,313)
	TOTAL NET ASSETS — 100.0%	$6,591,999

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

12

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $6,697,312) (Note 2)	$6,471,320
Investments in affiliated issuers, at value (cost $128,043) (Notes 2 and 10)	127,992
Dividends receivable	18,385
Foreign taxes receivable	8
Receivable for expenses reimbursed by Manager (Note 5)	6,076
Total assets	6,623,781
Liabilities:
Payable for investments purchased	16
Payable to affiliate for (Note 5):
Management fee	1,797
Shareholder service fee	870
Trustees and Chief Compliance Officer of GMO Trust fees	32
Accrued expenses	29,067
Total liabilities	31,782
Net assets	$6,591,999
Net assets consist of:
Paid-in capital	$10,537,703
Accumulated undistributed net investment income	18,134
Accumulated net realized loss	(3,737,795)
Net unrealized depreciation	(226,043)
$6,591,999
Net assets attributable to:
Class III shares	$6,591,999
Shares outstanding:
Class III	1,083,000
Net asset value per share:
Class III	$6.09

See accompanying notes to the financial statements.

13

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $6)	$68,027
Interest	59
Dividends from affiliated issuers (Note 10)	30
Total investment income	68,116
Expenses:
Management fee (Note 5)	10,980
Shareholder service fee – Class III (Note 5)	5,313
Audit and tax fees	28,704
Custodian, fund accounting agent and transfer agent fees	6,624
Registration fees	368
Legal fees	184
Trustees fees and related expenses (Note 5)	88
Miscellaneous	552
Total expenses	52,813
Fees and expenses reimbursed by Manager (Note 5)	(36,406)
Net expenses	16,407
Net investment income (loss)	51,709
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	20,274
Realized gains distributions from affiliated issuers (Note 10)	13
Net realized gain (loss)	20,287
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(498,767)
Investments in affiliated issuers	(51)
Net unrealized gain (loss)	(498,818)
Net realized and unrealized gain (loss)	(478,531)
Net increase (decrease) in net assets resulting from operations	$(426,822)

See accompanying notes to the financial statements.

14

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$51,709	$106,886
Net realized gain (loss)	20,287	(509,954)
Change in net unrealized appreciation (depreciation)	(498,818)	2,618,818
Net increase (decrease) in net assets from operations	(426,822)	2,215,750
Distributions to shareholders from:
Net investment income
Class III	(48,785)	(102,749)
Net share transactions (Note 9):
Class III	47,272	69,350
Total increase (decrease) in net assets	(428,335)	2,182,351
Net assets:
Beginning of period	7,020,334	4,837,983
End of period (including accumulated undistributed net investment income of $18,134 and $15,210, respectively)	$6,591,999	$7,020,334

See accompanying notes to the financial statements.

15

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009		2008	2007	2006
Net asset value, beginning of period	$6.53		$4.55	$7.86		$9.68	$10.78	$11.71
Income (loss) from investment operations:
Net investment income (loss)†	0.05		0.10	0.14		0.18	0.21	0.26
Net realized and unrealized gain (loss)	(0.44)		1.98	(3.31)		(1.23)	0.80	0.58
Total from investment operations	(0.39)		2.08	(3.17)		(1.05)	1.01	0.84
Less distributions to shareholders:
From net investment income	(0.05)		(0.10)	(0.14)		(0.18)	(0.23)	(0.28)
From net realized gains	—		—	—		(0.59)	(1.88)	(1.49)
Total distributions	(0.05)		(0.10)	(0.14)		(0.77)	(2.11)	(1.77)
Net asset value, end of period	$6.09		$6.53	$4.55		$7.86	$9.68	$10.78
Total Return(a)	(6.07	)%**	45.95%	(40.83)%		(11.88)%	9.80%	7.73%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$6,592		$7,020	$4,838		$29,358	$35,726	$95,605
Net expenses to average daily net assets	0.46	%*(c)	0.46%	0.46	%(b)	0.46%	0.46%	0.48%
Net investment income (loss) to average daily net assets	1.46	%*	1.70%	1.94%		1.93%	1.91%	2.31%
Portfolio turnover rate	32	%**	54%	57%		75%	72%	62%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.03	%*	1.22%	0.43%		0.23%	0.13%	0.12%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions.

(b)  The net expense ratio does not include the effect of expense reductions (Note 2).

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its investment objective by outperforming its benchmark, the Russell 1000 Value Index. The Fund typically invests directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$6,447,012	$—	$—	$6,447,012
Mutual Funds	127,992	—	—	127,992
Short-Term Investments	24,308	—	—	24,308
Total	$6,599,312	$—	$—	$6,599,312

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing

19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $71,304.

Utilization of post-October capital losses realized subsequent to February 28, 2009 were subject to limitations imposed by the Code related to share ownership activity. As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(3,007,129)
2/28/2018	(290,942)
Total	$(3,298,071)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$7,165,792	$303,881	$(870,361)	$(566,480)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying fund (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

21

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Smaller Company Risk (greater price fluctuations and liquidity risk resulting from investments in companies with smaller market capitalizations); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

22

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will

23

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set

24

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

25

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

26

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan underwhich the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.31% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and

27

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $88 and $26, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $2,404,857 and $2,205,072, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

28

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 97.87% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund.

As of August 31, 2010, 0.36% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 0.20% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	552	$3,748	3,224	$19,432
Shares issued to shareholders in reinvestment of distributions	7,652	48,524	17,838	101,883
Shares repurchased	(728)	(5,000)	(8,970)	(51,965)
Net increase (decrease)	7,476	$47,272	12,092	$69,350

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$128,043	$—	$30	$13	$127,992
Totals	$—	$128,043	$—	$30	$13	$127,992

29

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those

30

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

31

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

32

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.46%	$1,000.00	$939.30	$2.25
2	) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

33

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.3%
Mutual Funds	0.9
Short-Term Investments	0.2
Other	(0.4)
100.0%
Industry Group Summary	% of Equity Investments*
Capital Goods	10.9%
Software & Services	10.8
Health Care Equipment & Services	9.5
Pharmaceuticals, Biotechnology & Life Sciences	7.1
Retailing	6.9
Technology Hardware & Equipment	6.9
Consumer Durables & Apparel	6.8
Materials	5.9
Consumer Services	5.0
Semiconductors & Semiconductor Equipment	4.6
Transportation	4.2
Energy	3.9
Diversified Financials	2.8
Household & Personal Products	2.6
Insurance	2.3
Commercial & Professional Services	1.9
Real Estate	1.9
Media	1.9
Food, Beverage & Tobacco	1.8
Automobiles & Components	1.0
Telecommunication Services	0.5
Utilities	0.4
Food & Staples Retailing	0.2
Banks	0.2
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.3%
	Automobiles & Components — 1.0%
1,400	Cooper Tire & Rubber Co.	22,666
100	Federal-Mogul Corp. *	1,530
400	Standard Motor Products, Inc.	3,440
700	Thor Industries, Inc.	16,338
1,400	TRW Automotive Holdings Corp. *	48,664
	Total Automobiles & Components	92,638
	Banks — 0.2%
200	Bank of the Ozarks, Inc.	7,348
100	Commerce Bancshares, Inc.	3,573
100	Great Southern Bancorp, Inc.	2,008
400	Nara Bancorp, Inc. *	2,388
	Total Banks	15,317
	Capital Goods — 10.9%
900	Actuant Corp.-Class A	17,838
500	Acuity Brands, Inc.	19,370
200	Altra Holdings, Inc. *	2,574
100	American Science & Engineering, Inc.	7,097
2,000	Ametek, Inc.	85,980
3,000	ArvinMeritor, Inc. *	39,210
100	AZZ, Inc.	3,994
100	Baldor Electric Co.	3,508
1,200	BE Aerospace, Inc. *	32,340
1,400	Bucyrus International, Inc.	80,486
400	Carlisle Cos., Inc.	11,220
200	Chart Industries, Inc. *	3,184
700	Crane Co.	23,730
400	Dynamic Materials Corp.	5,472
100	EnPro Industries, Inc. *	2,731
200	Esterline Technologies Corp. *	9,200
1,500	Force Protection, Inc. *	5,812

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
300	Gardner Denver, Inc.	14,322
300	Graco, Inc.	8,373
300	Hubbell, Inc.-Class B	13,494
200	II-VI, Inc. *	6,878
200	Kaman Corp.	4,274
400	Lennox International, Inc.	16,956
200	Michael Baker Corp. *	6,594
1,000	MSC Industrial Direct Co., Inc.-Class A	44,570
200	Nordson Corp.	12,834
3,300	Pall Corp.	112,827
400	Pentair, Inc.	12,040
800	Polypore International, Inc. *	21,616
400	Quanex Building Products Corp.	6,320
200	Snap-On, Inc.	8,246
500	Spirit Aerosystems Holdings, Inc.-Class A *	9,670
500	TAL International Group, Inc.	10,660
100	Thomas & Betts Corp. *	3,695
1,400	Toro Co. (The)	69,860
2,200	TransDigm Group, Inc.	127,358
500	Trimas Corp. *	6,445
3,200	WABCO Holdings, Inc. *	112,832
600	WESCO International, Inc. *	19,368
100	Woodward Governor Co.	2,612
	Total Capital Goods	1,005,590
	Commercial & Professional Services — 1.9%
400	Advisory Board Co. (The) *	16,216
400	ATC Technology Corp. *	9,652
1,100	Cenveo, Inc. *	6,039
100	Consolidated Graphics, Inc. *	3,971
300	Corporate Executive Board Co. (The)	8,412
800	Deluxe Corp.	13,384
1,200	Equifax, Inc.	35,364
200	Exponent, Inc. *	6,168

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Commercial & Professional Services — continued
400	Herman Miller, Inc.	6,568
1,800	HNI Corp.	42,066
200	Interface, Inc.-Class A	2,564
900	Knoll, Inc.	12,078
200	Resources Connection, Inc.	2,218
200	School Specialty, Inc. *	2,606
100	Unifirst Corp. (The)	3,926
100	VSE Corp.	2,808
	Total Commercial & Professional Services	174,040
	Consumer Durables & Apparel — 6.8%
300	Carter's, Inc. *	6,702
1,000	CROCS, Inc. *	12,500
2,300	Deckers Outdoor Corp. *	99,981
2,300	Fossil, Inc. *	109,227
200	G-III Apparel Group Ltd. *	4,824
700	Hanesbrands, Inc. *	16,758
1,100	Harman International Industries, Inc. *	34,287
1,000	Hasbro, Inc.	40,360
400	Leggett & Platt, Inc.	7,668
1,500	Liz Claiborne, Inc. *	6,300
200	Maidenform Brands, Inc. *	5,334
200	National Presto Industries, Inc.	20,004
500	Oxford Industries, Inc.	9,860
1,100	Phillips-Van Heusen Corp.	50,248
500	Polaris Industries, Inc.	26,665
800	Steven Madden Ltd. *	27,544
4,400	Tempur-Pedic International, Inc. *	117,920
100	Timberland Co.-Class A *	1,607
100	True Religion Apparel, Inc. *	1,758
200	Tupperware Corp.	7,868
200	Universal Electronics, Inc. *	3,826
600	Wolverine World Wide, Inc.	15,162
	Total Consumer Durables & Apparel	626,403

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Consumer Services — 5.0%
200	California Pizza Kitchen, Inc. *	3,072
800	CEC Entertainment, Inc. *	25,096
1,500	Cheesecake Factory (The), Inc. *	33,585
900	Chipotle Mexican Grill, Inc. *	135,747
1,500	Cracker Barrel Old Country Store, Inc.	66,915
600	Domino's Pizza, Inc. *	7,692
1,500	Interval Leisure Group, Inc. *	18,765
700	Panera Bread Co.-Class A *	55,958
100	PF Chang's China Bistro, Inc.	4,281
200	Pre-Paid Legal Services, Inc. *	10,930
1,000	Shuffle Master, Inc. *	7,950
1,700	Sotheby's	45,237
2,100	Wyndham Worldwide Corp.	48,699
	Total Consumer Services	463,927
	Diversified Financials — 2.8%
2,700	Advance America Cash Advance Centers, Inc.	9,045
700	AmeriCredit Corp. *	16,940
2,000	Cardtronics, Inc. *	27,700
900	Credit Acceptance Corp. *	50,985
1,300	Dollar Financial Corp. *	25,142
100	Evercore Partners, Inc.-Class A	2,449
4,400	EZCORP, Inc.-Class A *	79,112
400	First Cash Financial Services, Inc. *	9,544
800	GFI Group, Inc.	3,584
400	Life Partners Holdings, Inc.	5,908
100	Main Street Capital Corp.	1,483
300	Nelnet, Inc.-Class A	6,573
500	NewStar Financial, Inc. *	3,355
100	Portfolio Recovery Associates, Inc. *	6,370
200	World Acceptance Corp. *	8,150
	Total Diversified Financials	256,340

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Energy — 3.9%
1,100	Atlas Energy, Inc. *	29,920
3,800	Brigham Exploration Co. *	58,216
600	CARBO Ceramics, Inc.	45,438
1,200	Dril-Quip, Inc. *	63,444
1,800	Forest Oil Corp. *	47,016
300	Geokinetics, Inc. *	1,500
200	Golar LNG Ltd.	2,076
300	Gulfport Energy Corp. *	3,411
300	Holly Corp.	7,803
300	ION Geophysical Corp. *	1,026
1,000	Lufkin Industries, Inc.	38,660
1,000	Massey Energy Co.	28,750
300	Rex Energy Corp. *	3,393
200	Rowan Cos, Inc. *	5,142
800	Ship Finance International Ltd.	14,008
100	St Mary Land & Exploration Co.	3,799
100	Teekay Tankers Ltd.-Class A	1,155
400	Tetra Technologies, Inc. *	3,356
200	World Fuel Services Corp.	5,108
	Total Energy	363,221
	Food & Staples Retailing — 0.2%
100	BJ's Wholesale Club, Inc. *	4,196
600	PriceSmart, Inc.	15,486
	Total Food & Staples Retailing	19,682
	Food, Beverage & Tobacco — 1.7%
800	B&G Foods, Inc.	8,544
800	Boston Beer Co., Inc.-Class A *	52,568
300	Cal-Maine Foods, Inc.	8,904
400	Darling International, Inc. *	3,008
100	Diamond Foods, Inc.	4,223
1,100	Hansen Natural Corp. *	49,544
100	John B. Sanfilippo & Son, Inc. *	1,280

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
700	Sanderson Farms, Inc.	30,107
100	Universal Corp.	3,566
	Total Food, Beverage & Tobacco	161,744
	Health Care Equipment & Services — 9.4%
200	Almost Family, Inc. *	5,054
200	American Dental Partners, Inc. *	2,136
300	American Medical Systems Holdings, Inc. *	5,466
500	AMERIGROUP Corp. *	18,450
100	Arthrocare Corp. *	2,596
800	Bio-Reference Labs, Inc. *	15,856
2,700	BioScrip, Inc. *	13,122
1,000	Catalyst Health Solutions, Inc. *	40,090
300	Chemed Corp.	14,970
700	Community Health Systems, Inc. *	18,249
200	Computer Programs & Systems, Inc.	8,172
400	CorVel Corp. *	14,712
400	Delcath Systems, Inc. *	2,432
200	Edwards Lifesciences Corp. *	11,514
300	Emergency Medical Services, LP *	14,415
200	Exactech, Inc. *	2,902
300	Gentiva Health Services, Inc. *	6,165
11,300	Health Management Associates, Inc.-Class A *	70,625
2,000	Hill-Rom Holdings, Inc.	64,200
200	HMS Holdings Corp. *	10,436
100	Idexx Laboratories, Inc. *	5,527
500	Integra LifeSciences Holdings Corp. *	17,385
400	Invacare Corp.	9,160
100	IPC The Hospitalist Co., Inc. *	2,336
200	Kensey Nash Corp. *	5,304
800	Kinetic Concepts, Inc. *	25,536
6,100	Lincare Holdings, Inc.	140,422
500	Merit Medical Systems, Inc. *	7,890
100	Molina Healthcare, Inc. *	2,536

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
400	Natus Medical, Inc. *	4,828
1,800	NxStage Medical, Inc. *	28,386
600	Omnicare, Inc.	11,520
1,000	Orthofix International NV *	26,700
2,900	Patterson Cos., Inc.	73,341
600	Providence Service Corp. (The) *	8,112
1,700	ResMed, Inc. *	51,238
2,300	Sirona Dental Systems, Inc. *	72,496
200	Teleflex, Inc.	9,612
3,900	Tenet Healthcare Corp. *	15,288
200	Universal Health Services, Inc.-Class B	6,280
100	Young Innovations, Inc.	2,623
200	Zoll Medical Corp. *	5,284
	Total Health Care Equipment & Services	873,366
	Household & Personal Products — 2.6%
1,900	Herbalife Ltd.	105,602
300	Inter Parfums, Inc.	4,926
1,400	Medifast, Inc. *	37,408
400	NBTY, Inc. *	21,796
2,300	Nu Skin Enterprises, Inc.-Class A	58,811
100	USANA Health Sciences, Inc. *	4,250
200	WD-40 Co.	7,034
	Total Household & Personal Products	239,827
	Insurance — 2.3%
600	Axis Capital Holdings Ltd.	18,528
200	Endurance Specialty Holdings Ltd.	7,368
2,200	Erie Indemnity Co.-Class A	115,500
400	FBL Financial Group, Inc.-Class A	9,200
5,200	Genworth Financial, Inc.-Class A *	56,316
700	Universal Insurance Holdings, Inc.	2,912
	Total Insurance	209,824

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Materials — 5.8%
1,400	Albemarle Corp.	56,126
400	Ashland, Inc.	18,584
600	Balchem Corp.-Class B	14,670
900	Boise, Inc. *	6,192
1,100	Carpenter Technology Corp.	34,111
400	Compass Minerals International, Inc.	28,700
2,200	International Flavors & Fragrances, Inc.	100,518
700	Lubrizol Corp.	65,317
200	Nalco Holding Co.	4,544
600	NewMarket Corp.	60,318
200	Olin Corp.	3,582
1,600	Omnova Solutions, Inc. *	9,760
2,300	PolyOne Corp. *	22,425
400	RPM International, Inc.	6,760
700	Stillwater Mining Co. *	9,590
300	Titanium Metals Corp. *	5,436
100	Valspar Corp.	3,012
200	W.R. Grace & Co. *	5,060
1,200	Walter Energy, Inc.	86,448
	Total Materials	541,153
	Media — 1.9%
200	Arbitron, Inc.	5,088
2,000	Cinemark Holdings, Inc.	29,220
4,700	Valassis Communications, Inc. *	137,757
	Total Media	172,065
	Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
1,000	Affymetrix, Inc. *	4,110
1,200	Bruker Corp. *	14,268
100	Charles River Laboratories International, Inc. *	2,825
500	Dionex Corp. *	36,250
1,100	eResearchTechnology, Inc. *	8,146
200	Hi-Tech Pharmacal Co., Inc. *	3,470
3,900	Impax Laboratories, Inc. *	61,113

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
3,000	Incyte Corp. *	37,560
1,500	MannKind Corp. *	8,332
1,400	Mettler-Toledo International, Inc. *	154,826
100	Nabi Biopharmaceuticals *	485
1,000	PAREXEL International Corp. *	19,890
1,400	PerkinElmer, Inc.	29,414
2,300	Perrigo Co.	131,077
1,200	Pharmaceutical Product Development, Inc.	27,564
500	Rigel Pharmaceuticals, Inc. *	3,915
2,000	Salix Pharmaceuticals Ltd. *	75,720
500	Valeant Pharmaceuticals International *	28,845
400	Viropharma, Inc. *	5,016
	Total Pharmaceuticals, Biotechnology & Life Sciences	652,826
	Real Estate — 1.9%
1,300	Associated Estates Realty Corp. REIT	17,628
5,300	CB Richard Ellis Group, Inc. *	87,026
2,000	DuPont Fabros Technology, Inc. REIT	49,420
100	Potlatch Corp. REIT	3,350
400	Saul Centers, Inc. REIT	16,536
	Total Real Estate	173,960
	Retailing — 6.9%
500	Abercrombie & Fitch Co.-Class A	17,300
1,100	Aeropostale, Inc. *	23,430
100	America's Car-Mart, Inc. *	2,500
600	Big 5 Sporting Goods Corp.	7,119
2,600	Big Lots, Inc. *	81,276
800	Childrens Place Retail Stores (The), Inc. *	34,928
100	Citi Trends, Inc. *	2,260
100	Core-Mark Holding Co., Inc. *	2,589
1,900	Dress Barn, Inc. *	39,615
500	DSW, Inc. *	11,875
600	Finish Line (The), Inc.-Class A	7,920
500	Foot Locker, Inc.	5,870

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
500	Guess?, Inc.	16,155
1,200	Hibbett Sports, Inc. *	27,816
900	HSN, Inc. *	23,661
500	Jo-Ann Stores, Inc. *	20,330
350	Jos. A. Bank Clothiers, Inc. *	12,785
900	Kirkland's, Inc. *	10,269
100	NutriSystem, Inc.	1,756
1,100	Office Depot, Inc. *	3,751
2,500	OfficeMax, Inc. *	24,350
3,100	PetSmart, Inc.	98,859
200	RadioShack Corp.	3,696
400	Sonic Automotive, Inc. *	3,524
700	Stein Mart, Inc. *	5,058
200	Systemax, Inc.	2,354
1,800	Talbots, Inc. *	17,964
1,300	Tractor Supply Co.	88,374
200	Ulta Salon Cosmetics & Fragrance, Inc. *	4,530
1,400	Williams-Sonoma, Inc.	36,344
	Total Retailing	638,258
	Semiconductors & Semiconductor Equipment — 4.6%
300	Amkor Technology, Inc. *	1,521
1,500	Atheros Communications, Inc. *	36,990
6,200	Cirrus Logic, Inc. *	93,744
1,600	Cree, Inc. *	85,664
800	Diodes, Inc. *	11,800
600	Entropic Communications, Inc. *	4,566
700	IXYS Corp. *	6,622
1,500	Lattice Semiconductor Corp. *	6,225
500	Micrel, Inc.	4,423
500	Novellus System, Inc. *	11,650
100	NVE Corp. *	3,840
800	Power Integrations, Inc.	21,912
700	Skyworks Solutions, Inc. *	12,502
2,400	Teradyne, Inc. *	21,552

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
1,300	TriQuint Semiconductor, Inc. *	9,035
1,800	Veeco Instruments, Inc. *	59,814
1,300	Virage Logic Corp. *	15,600
1,000	Volterra Semiconductor Corp. *	20,050
	Total Semiconductors & Semiconductor Equipment	427,510
	Software & Services — 10.7%
100	ACI Worldwide, Inc. *	1,899
900	Actuate Corp. *	3,591
4,000	Acxiom Corp. *	49,580
1,700	Akamai Technologies, Inc. *	78,319
1,200	Blackbaud, Inc.	24,984
500	Bottomline Technologies, Inc. *	7,005
100	CommVault Systems, Inc. *	2,455
500	Compuware Corp. *	3,590
1,300	CSG Systems International, Inc. *	23,790
400	Deltek, Inc. *	2,860
1,700	Diamond Management & Technology Consultants, Inc.	21,233
200	DivX, Inc. *	1,539
700	ExlService Holdings, Inc. *	11,627
600	Factset Research Systems, Inc.	44,130
100	Forrester Research, Inc. *	3,069
800	Gartner, Inc. *	22,944
800	Genpact Ltd. *	11,192
2,900	Global Cash Access Holdings, Inc. *	10,498
200	GSI Commerce, Inc. *	4,554
1,100	Heartland Payment Systems, Inc.	15,565
1,800	Hewitt Associates, Inc.-Class A *	86,886
400	IAC/InterActiveCorp *	9,916
1,000	iGate Corp.	15,690
2,400	Informatica Corp. *	77,184
500	JDA Software Group, Inc. *	11,485
100	Liquidity Services, Inc. *	1,287
900	LivePerson, Inc. *	6,435
200	LoopNet, Inc. *	2,108

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
800	Manhattan Associates, Inc. *	20,836
700	MAXIMUS, Inc.	37,597
1,300	Micros Systems, Inc. *	49,530
600	MicroStrategy, Inc.-Class A *	46,758
200	ModusLink Global Solutions, Inc. *	1,162
400	Opnet Technologies, Inc.	6,300
2,100	Parametric Technology Corp. *	35,805
1,700	Progress Software Corp. *	45,407
1,000	Radiant Systems, Inc. *	17,910
500	Renaissance Learning, Inc.	4,000
2,900	Sapient Corp.	30,247
1,200	Smith Micro Software, Inc. *	9,180
100	Sourcefire, Inc. *	2,537
1,400	Synchronoss Technologies, Inc. *	21,644
2,200	TIBCO Software, Inc. *	31,878
500	Travelzoo, Inc. *	9,130
300	Unisys Corp. *	6,708
2,600	VeriFone Holdings, Inc. *	62,868
	Total Software & Services	994,912
	Technology Hardware & Equipment — 6.8%
2,000	Acme Packet, Inc. *	67,200
100	Anixter International, Inc. *	4,588
300	Arrow Electronics, Inc. *	6,864
200	Avnet, Inc. *	4,580
900	AVX Corp.	11,187
300	Benchmark Electronics, Inc. *	4,209
900	Blue Coat Systems, Inc. *	16,947
200	Checkpoint Systems, Inc. *	3,668
100	CPI International, Inc. *	1,411
1,500	F5 Networks, Inc. *	131,145
300	Faro Technologies, Inc. *	5,502
100	FLIR Systems, Inc. *	2,512
200	Hughes Communications, Inc. *	4,648
400	Insight Enterprises, Inc. *	5,256
200	Isilon Systems, Inc. *	3,990

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
900	Ixia *	10,161
4,600	Jabil Circuit, Inc.	47,150
4,800	JDS Uniphase Corp. *	44,112
100	KVH Industries, Inc. *	1,247
100	MTS Systems Corp.	2,665
400	Multi-Fineline Electronix, Inc. *	8,336
1,300	National Instruments Corp.	37,479
1,400	NCR Corp. *	17,990
400	Netgear, Inc. *	8,448
200	Oplink Communications, Inc. *	3,144
600	Plantronics, Inc.	16,386
400	Plexus Corp. *	9,208
1,700	Polycom, Inc. *	48,416
1,900	Power-One, Inc. *	19,342
2,200	QLogic Corp. *	32,769
500	Stratasys, Inc. *	11,355
1,400	Super Micro Computer, Inc. *	12,649
300	Trimble Navigation Ltd. *	8,439
600	Vishay Intertechnology, Inc. *	4,614
64	Vishay Precision Group, Inc. *	927
400	Zebra Technologies Corp. *	11,448
	Total Technology Hardware & Equipment	629,992
	Telecommunication Services — 0.5%
600	Cogent Communications Group, Inc. *	5,232
1,000	Consolidated Communications Holdings, Inc.	17,340
1,000	Global Crossing Ltd. *	12,300
800	tw telecom, Inc. *	14,028
	Total Telecommunication Services	48,900
	Transportation — 4.1%
200	Alaska Air Group, Inc. *	8,846
1,600	Avis Budget Group, Inc. *	14,592
200	Celadon Group, Inc. *	2,342
700	Continental Airlines, Inc. *	15,638
900	Copa Holdings SA	43,902

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued
1,800	Kansas City Southern *	60,426
100	Roadrunner Transportation Systems, Inc. *	1,173
11,000	UAL Corp. *	233,090
100	Werner Enterprises, Inc.	1,994
	Total Transportation	382,003
	Utilities — 0.4%
1,400	CenterPoint Energy, Inc.	20,706
200	Integrys Energy Group, Inc.	9,690
400	Southwest Water Co.	4,392
	Total Utilities	34,788
	TOTAL COMMON STOCKS (COST $9,262,672)	9,198,286
	MUTUAL FUNDS — 0.9%
	Affiliated Issuers — 0.9%
3,240	GMO U.S. Treasury Fund	80,996
	TOTAL MUTUAL FUNDS (COST $81,020)	80,996
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
17,617	State Street Institutional Treasury Money Market Fund-Institutional Class	17,617
	TOTAL SHORT-TERM INVESTMENTS (COST $17,617)	17,617
	TOTAL INVESTMENTS — 100.4% (Cost $9,361,309)	9,296,899
	Other Assets and Liabilities (net) — (0.4%)	(38,341)
	TOTAL NET ASSETS — 100.0%	$9,258,558

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $9,280,289) (Note 2)	$9,215,903
Investments in affiliated issuers, at value (cost $81,020) (Notes 2 and 10)	80,996
Receivable for investments sold	220,236
Dividends and interest receivable	6,132
Receivable for expenses reimbursed by Manager (Note 5)	10,509
Total assets	9,533,776
Liabilities:
Due to custodian	4,585
Payable for investments purchased	222,164
Payable to affiliate for (Note 5):
Management fee	2,531
Shareholder service fee	1,226
Trustees and Chief Compliance Officer of GMO Trust fees	71
Accrued expenses	44,641
Total liabilities	275,218
Net assets	$9,258,558
Net assets consist of:
Paid-in capital	$10,996,736
Accumulated undistributed net investment income	4,111
Accumulated net realized loss	(1,677,879)
Net unrealized depreciation	(64,410)
$9,258,558
Net assets attributable to:
Class III shares	$9,258,558
Shares outstanding:
Class III	838,428
Net asset value per share:
Class III	$11.04

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends	$34,659
Interest	150
Dividends from affiliated issuers (Note 10)	18
Total investment income	34,827
Expenses:
Management fee (Note 5)	15,677
Shareholder service fee – Class III (Note 5)	7,586
Custodian, fund accounting agent and transfer agent fees	28,888
Audit and tax fees	28,704
Registration fees	1,656
Legal fees	184
Trustees fees and related expenses (Note 5)	143
Miscellaneous	220
Total expenses	83,058
Fees and expenses reimbursed by Manager (Note 5)	(59,616)
Net expenses	23,442
Net investment income (loss)	11,385
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	310,632
Investments in affiliated issuers	(6)
Realized gains distributions from affiliated issuers (Note 10)	8
Closed futures contracts	7,248
Net realized gain (loss)	317,882
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(382,119)
Investments in affiliated issuers	(24)
Open futures contracts	(996)
Net unrealized gain (loss)	(383,139)
Net realized and unrealized gain (loss)	(65,257)
Net increase (decrease) in net assets resulting from operations	$(53,872)

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$11,385	$15,080
Net realized gain (loss)	317,882	(832,021)
Change in net unrealized appreciation (depreciation)	(383,139)	2,534,293
Net increase (decrease) in net assets from operations	(53,872)	1,717,352
Distributions to shareholders from:
Net investment income
Class III	(9,822)	(12,384)
Net share transactions (Note 9):
Class III	(535,239)	4,236,292
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	2,786	31,080
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(532,453)	4,267,372
Total increase (decrease) in net assets	(596,147)	5,972,340
Net assets:
Beginning of period	9,854,705	3,882,365
End of period (including accumulated undistributed net investment income of $4,111 and $2,548, respectively)	$9,258,558	$9,854,705

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.17		$7.54	$13.59	$18.93	$19.67	$21.96
Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.03	0.04	0.06	0.07	0.06
Net realized and unrealized gain (loss)	(0.13)		3.63	(6.05)	(1.79)	0.79	2.93
Total from investment operations	(0.12)		3.66	(6.01)	(1.73)	0.86	2.99
Less distributions to shareholders:
From net investment income	(0.01)		(0.03)	(0.04)	(0.06)	(0.09)	(0.07)
From net realized gains	—		—	—	(3.49)	(1.51)	(5.21)
Return of capital	—		—	—	(0.06)	—	—
Total distributions	(0.01)		(0.03)	(0.04)	(3.61)	(1.60)	(5.28)
Net asset value, end of period	$11.04		$11.17	$7.54	$13.59	$18.93	$19.67
Total Return(a)	(1.06	)%**	48.53%	(44.27)%	(11.74)%	4.86%	14.63%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$9,259		$9,855	$3,882	$8,198	$25,314	$29,804
Net expenses to average daily net assets	0.46	%(b)*	0.46%	0.46%	0.46%	0.46%	0.48%
Net investment income (loss) to average daily net assets	0.23	%*	0.28%	0.35%	0.30%	0.38%	0.30%
Portfolio turnover rate	61	%**	140%	127%	118%	109%	87%
Fees and expenses reimbursed by the Manager to average daily net assets:	1.18	%*	1.94%	1.74%	0.48%	0.60%	0.35%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(c)	$0.06	$0.01	$0.07	$0.03	$0.08

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(c)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its investment objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects small- and mid-cap company equity investments it believes (i) have superior fundamentals (e.g., earnings stability); (ii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings); and/or (iii) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

20

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

21

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$9,198,286	$—	$—	$9,198,286
Mutual Funds	80,996	—	—	80,996
Short-Term Investments	17,617	—	—	17,617
Total Investments	9,296,899	—	—	9,296,899
Total	$9,296,899	$—	$—	$9,296,899

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $4,897.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(1,522,650)
2/28/2018	(455,959)
Total	$(1,978,609)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,367,336	$651,430	$(721,867)	$(70,437)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

23

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of a Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or

24

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk — Growth Securities — Because growth securities typically trade at higher multiples of current earnings than other securities, their market values are often more sensitive than other securities to changes in future earnings expectations.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of honoring redemption requests in-kind); Leveraging Risk (increased risk of loss from use of derivatives and securities

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically

26

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

27

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting

28

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated

30

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Future contracts	$—	$—	$—	$7,248	$—	$7,248
Total	$—	$—	$—	$7,248	$—	$7,248
Change in Unrealized Appreciation (Depreciation) on:
Future contracts	$—	$—	$—	$(996)	$—	$(996)
Total	$—	$—	$—	$(996)	$—	$(996)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$82,731

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

31

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.31% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $143 and $36, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
<0.001%	0.000%	<0.001%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $5,971,166 and $6,113,659, respectively.

32

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 68.14% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholders owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, 0.18% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 98.19% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	523	$6,417	530,981	$5,902,580
Shares issued to shareholders in reinvestment of distributions	777	8,935	982	9,393
Shares repurchased	(45,391)	(550,591)	(164,620)	(1,675,681)
Purchase premiums	—	33	—	26,226
Redemption fees	—	2,753	—	4,854
Net increase (decrease)	(44,091)	$(532,453)	367,343	$4,267,372

33

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$96,026	$15,000	$18	$8	$80,996
Totals	$—	$96,026	$15,000	$18	$8	$80,996

34

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience

35

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

36

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

37

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$989.40	$2.31
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.2%
Mutual Funds	1.7
Short-Term Investments	0.6
Other	(0.5)
100.0%
Industry Group Summary	% of Equity Investments*
Health Care Equipment & Services	12.8%
Retailing	12.8
Consumer Durables & Apparel	11.3
Insurance	7.4
Capital Goods	7.0
Materials	5.9
Pharmaceuticals, Biotechnology & Life Sciences	4.5
Consumer Services	4.5
Software & Services	4.1
Media	3.6
Commercial & Professional Services	3.4
Technology Hardware & Equipment	3.3
Energy	3.2
Household & Personal Products	3.1
Diversified Financials	3.1
Automobiles & Components	2.6
Food, Beverage & Tobacco	2.2
Real Estate	1.6
Food & Staples Retailing	1.3
Transportation	0.9
Utilities	0.8
Banks	0.4
Telecommunication Services	0.1
Semiconductors & Semiconductor Equipment	0.1
100.0%

*  Equity investments may consist of common stocks, preferred stocks and rights and warrants. This table excludes exposure to derivative contracts, if any. For a summary of derivative contract exposure, if any, see the summary of outstanding financial instruments section of the Schedule of Investments.

1

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%
	Automobiles & Components — 2.6%
2,100	Autoliv, Inc.	113,694
500	Dorman Products, Inc. *	11,725
1,200	Tenneco, Inc. *	29,664
3,100	TRW Automotive Holdings Corp. *	107,756
	Total Automobiles & Components	262,839
	Banks — 0.4%
500	Community Bank System, Inc.	11,290
200	Federal Agricultural Mortgage Corp.-Class C	2,186
1,700	International Bancshares Corp.	26,520
100	Northrim BanCorp, Inc.	1,609
	Total Banks	41,605
	Capital Goods — 6.9%
600	A.O. Smith Corp.	30,810
800	Acuity Brands, Inc.	30,992
2,200	Aircastle Ltd.	17,182
200	Alamo Group, Inc.	3,900
1,000	Applied Industrial Technologies, Inc.	26,800
1,700	BE Aerospace, Inc. *	45,815
500	CAI International, Inc. *	6,835
1,000	Carlisle Cos., Inc.	28,050
400	Ceradyne, Inc. *	8,736
1,700	Crane Co.	57,630
400	DXP Enterprises, Inc. *	7,260
400	EnPro Industries, Inc. *	10,924
700	Esterline Technologies Corp. *	32,200
900	Gardner Denver, Inc.	42,966
1,000	Hubbell, Inc.-Class B	44,980
200	Joy Global, Inc.	11,348
300	LMI Aerospace, Inc. *	4,539
2,800	Manitowoc Co. (The), Inc.	25,648

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
800	Moog, Inc.-Class A *	24,960
210	NACCO Industries, Inc.-Class A	16,283
300	NN, Inc. *	2,220
1,300	Oshkosh Corp. *	32,344
300	Standex International Corp.	7,059
800	TAL International Group, Inc.	17,056
900	Teledyne Technologies, Inc. *	32,562
700	Textainer Group Holdings Ltd.	19,110
700	Toro Co. (The)	34,930
1,000	Trimas Corp. *	12,890
500	Triumph Group, Inc.	33,190
1,100	WESCO International, Inc. *	35,508
	Total Capital Goods	704,727
	Commercial & Professional Services — 3.3%
1,900	ACCO Brands Corp. *	11,039
800	American Reprographics Co. *	5,280
1,500	Avery Dennison Corp.	48,780
300	Consolidated Graphics, Inc. *	11,913
700	Corporate Executive Board Co. (The)	19,628
1,700	Deluxe Corp.	28,441
800	Ennis, Inc.	12,312
700	HNI Corp.	16,359
300	Hudson Highland Group, Inc. *	900
1,000	Kelly Services, Inc.-Class A *	10,440
700	Kforce, Inc. *	7,399
900	Knoll, Inc.	12,078
600	M&F Worldwide Corp. *	13,920
500	Manpower, Inc.	21,250
2,300	RR Donnelley & Sons Co.	34,834
700	Schawk, Inc.	10,640
1,800	SFN Group, Inc. *	9,792
500	Unifirst Corp. (The)	19,630
800	United Stationers, Inc. *	35,912

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Commercial & Professional Services — continued
400	Volt Information Sciences, Inc. *	2,528
100	VSE Corp.	2,808
	Total Commercial & Professional Services	335,883
	Consumer Durables & Apparel — 11.1%
1,100	American Greetings Corp.-Class A	21,230
300	Arctic Cat, Inc. *	2,097
200	Blyth, Inc.	7,624
1,100	Carter's, Inc. *	24,574
1,000	Columbia Sportswear Co.	46,610
1,290	Deckers Outdoor Corp. *	56,076
4,300	Eastman Kodak Co. *	15,007
2,200	Fossil, Inc. *	104,478
1,000	Furniture Brands International, Inc. *	4,650
500	G-III Apparel Group Ltd. *	12,060
600	Hanesbrands, Inc. *	14,364
3,200	Hasbro, Inc.	129,152
400	Helen of Troy Ltd. *	8,902
500	Jakks Pacific, Inc. *	7,450
1,300	Jarden Corp.	35,022
2,500	Jones Apparel Group, Inc.	38,450
700	La-Z-Boy, Inc. *	4,690
200	Libbey, Inc. *	2,244
2,600	Liz Claiborne, Inc. *	10,920
500	Maidenform Brands, Inc. *	13,335
3,800	Newell Rubbermaid, Inc.	57,076
600	Oxford Industries, Inc.	11,832
500	Perry Ellis International, Inc. *	9,180
1,900	Phillips-Van Heusen Corp.	86,792
900	Polaris Industries, Inc.	47,997
3,500	Quiksilver, Inc. *	12,565
700	RC2 Corp. *	12,887
2,400	Sealy Corp. *	5,688
1,300	Skechers U.S.A., Inc. *	33,111

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
2,000	Stanley Black & Decker, Inc.	107,280
300	Steinway Musical Instruments, Inc. *	4,641
600	Steven Madden Ltd. *	20,658
500	Tempur-Pedic International, Inc. *	13,400
1,200	Timberland Co.-Class A *	19,284
500	True Religion Apparel, Inc. *	8,790
1,200	Tupperware Corp.	47,208
300	Volcom, Inc. *	4,677
500	Whirlpool Corp.	37,080
1,300	Wolverine World Wide, Inc.	32,851
	Total Consumer Durables & Apparel	1,131,932
	Consumer Services — 4.4%
900	Bluegreen Corp. *	2,304
1,300	Brinker International, Inc.	20,475
2,200	Career Education Corp. *	38,566
400	CEC Entertainment, Inc. *	12,548
800	Cheesecake Factory (The), Inc. *	17,912
800	Cracker Barrel Old Country Store, Inc.	35,688
500	DeVry, Inc.	19,055
400	DineEquity, Inc. *	12,768
1,700	Domino's Pizza, Inc. *	21,794
1,100	Hillenbrand, Inc.	20,933
400	Papa John's International, Inc. *	9,524
700	Regis Corp.	11,739
1,300	Royal Caribbean Cruises Ltd. *	31,928
1,600	Ruby Tuesday, Inc. *	14,736
500	Speedway Motorsports, Inc.	6,660
400	Steiner Leisure Ltd. *	14,244
1,200	Weight Watchers International, Inc.	34,224
5,500	Wyndham Worldwide Corp.	127,545
	Total Consumer Services	452,643

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — 3.0%
10,900	American Capital Ltd. *	55,263
3,700	Ares Capital Corp.	55,278
1,800	BlackRock Kelso Capital Corp.	19,440
1,000	Cash America International, Inc.	30,630
700	Encore Capital Group, Inc. *	13,867
1,600	EZCORP, Inc.-Class A *	28,768
2,900	MCG Capital Corp.	15,312
1,500	Nelnet, Inc.-Class A	32,865
1,500	Primus Guaranty Ltd. *	5,745
2,700	SLM Corp. *	29,835
500	World Acceptance Corp. *	20,375
	Total Diversified Financials	307,378
	Energy — 3.1%
1,700	Complete Production Services, Inc. *	29,988
800	Crosstex Energy, Inc. *	5,944
500	Energy Partners Ltd. *	5,465
1,000	Frontline Ltd.	26,500
400	Lufkin Industries, Inc.	15,464
1,600	Oil States International, Inc. *	65,968
300	Petroleum Development Corp. *	8,070
1,400	Rowan Cos, Inc. *	35,994
2,100	Ship Finance International Ltd.	36,771
1,400	Sunoco, Inc.	47,152
200	T-3 Energy Services, Inc. *	4,416
1,400	World Fuel Services Corp.	35,756
	Total Energy	317,488
	Food & Staples Retailing — 1.3%
700	BJ's Wholesale Club, Inc. *	29,372
200	Nash Finch Co.	7,854
1,200	Ruddick Corp.	38,844
400	Spartan Stores, Inc.	5,228
1,100	United Natural Foods, Inc. *	38,214
400	Weis Markets, Inc.	14,064
	Total Food & Staples Retailing	133,576

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Food, Beverage & Tobacco — 2.1%
300	Cal-Maine Foods, Inc.	8,904
2,700	Constellation Brands, Inc.-Class A *	44,982
6,300	Del Monte Foods Co.	82,152
700	J.M. Smucker Co. (The)	40,936
100	John B. Sanfilippo & Son, Inc. *	1,280
400	McCormick & Co., Inc. (Non Voting)	15,948
500	National Beverage Corp.	7,170
400	Universal Corp.	14,264
	Total Food, Beverage & Tobacco	215,636
	Health Care Equipment & Services — 12.6%
600	Allied Healthcare International, Inc. *	1,218
100	Almost Family, Inc. *	2,527
900	Amedisys, Inc. *	20,808
1,000	American Medical Systems Holdings, Inc. *	18,220
1,500	AMERIGROUP Corp. *	55,350
300	Arthrocare Corp. *	7,788
1,300	Centene Corp. *	26,286
500	Chemed Corp.	24,950
2,000	Community Health Systems, Inc. *	52,140
700	Conmed Corp. *	12,957
1,100	Continucare Corp. *	3,575
1,400	Cooper Cos (The), Inc.	56,476
3,900	Coventry Health Care, Inc. *	75,465
900	Gentiva Health Services, Inc. *	18,495
5,800	Health Management Associates, Inc.-Class A *	36,250
3,400	Health Net, Inc. *	81,192
1,900	Healthspring, Inc. *	39,444
300	Henry Schein, Inc. *	15,840
2,100	Hill-Rom Holdings, Inc.	67,410
700	Integra LifeSciences Holdings Corp. *	24,339
800	Invacare Corp.	18,320
2,300	Kinetic Concepts, Inc. *	73,416
200	LHC Group, Inc. *	4,002

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
1,500	LifePoint Hospitals, Inc. *	45,630
3,300	Lincare Holdings, Inc.	75,966
900	Magellan Health Services, Inc. *	39,429
700	Mednax, Inc. *	32,438
700	MedQuist, Inc.	5,145
700	Molina Healthcare, Inc. *	17,752
2,300	Omnicare, Inc.	44,160
400	Orthofix International NV *	10,680
1,300	Owens & Minor, Inc.	34,658
2,800	Patterson Cos., Inc.	70,812
500	Providence Service Corp. (The) *	6,760
1,300	STERIS Corp.	37,401
1,800	Sunrise Senior Living, Inc. *	3,978
1,100	Teleflex, Inc.	52,866
2,500	Universal American Financial Corp.	34,525
1,100	WellCare Health Plans, Inc. *	27,291
200	Young Innovations, Inc.	5,246
300	Zoll Medical Corp. *	7,926
	Total Health Care Equipment & Services	1,289,131
	Household & Personal Products — 3.0%
900	Elizabeth Arden, Inc. *	14,733
2,000	Herbalife Ltd.	111,160
1,000	Inter Parfums, Inc.	16,420
1,800	NBTY, Inc. *	98,082
800	Nu Skin Enterprises, Inc.-Class A	20,456
200	Nutraceutical International Corp. *	2,714
700	Prestige Brands Holdings, Inc. *	5,180
800	Revlon, Inc.-Class A *	8,680
300	Spectrum Brands Holdings, Inc. *	7,653
400	USANA Health Sciences, Inc. *	17,000
200	WD-40 Co.	7,034
	Total Household & Personal Products	309,112

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — 7.3%
1,700	American Equity Investment Life Holding Co.	16,133
2,400	American Financial Group, Inc.	69,048
2,800	Assurant, Inc.	102,368
600	CNA Surety Corp. *	10,056
6,600	CNO Financial Group, Inc. *	31,218
1,300	Endurance Specialty Holdings Ltd.	47,892
800	FBL Financial Group, Inc.-Class A	18,400
10,100	Genworth Financial, Inc.-Class A *	109,383
700	Horace Mann Educators Corp.	11,480
700	Mercury General Corp.	27,454
1,500	National Financial Partners Corp. *	15,960
1,400	Protective Life Corp.	26,152
1,100	Reinsurance Group of America, Inc.	48,114
400	Safety Insurance Group, Inc.	16,300
1,100	StanCorp Financial Group, Inc.	39,193
2,300	Torchmark Corp.	113,505
1,800	Unitrin, Inc.	42,840
	Total Insurance	745,496
	Materials — 5.8%
1,500	Ashland, Inc.	69,690
1,700	Boise, Inc. *	11,696
1,200	Cytec Industries, Inc.	56,916
200	Hawkins, Inc.	6,094
500	Innophos Holdings, Inc.	14,585
600	Innospec, Inc. *	7,446
1,500	International Flavors & Fragrances, Inc.	68,535
1,300	KapStone Paper and Packaging Corp. *	14,807
100	KMG Chemicals, Inc.	1,329
1,300	Lubrizol Corp.	121,303
200	Quaker Chemical Corp.	5,922
900	Reliance Steel & Aluminum Co.	33,525
3,300	RPM International, Inc.	55,770
900	Silgan Holdings, Inc.	26,901

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Materials — continued
1,600	Sonoco Products Co.	50,320
1,700	Valspar Corp.	51,204
	Total Materials	596,043
	Media — 3.5%
300	AH Belo Corp.-Class A *	2,004
200	Arbitron, Inc.	5,088
2,200	Belo Corp.-Class A *	11,506
1,200	Entercom Communications Corp.-Class A *	6,600
1,700	EW Scripps Co.-Class A *	11,543
8,400	Gannett Co., Inc.	101,556
600	John Wiley and Sons, Inc.-Class A	21,354
1,600	Journal Communications, Inc.-Class A *	6,336
2,000	Lee Enterprises, Inc. *	4,440
1,400	LIN TV Corp.-Class A *	5,586
2,800	McClatchy Co. (The)-Class A *	7,504
700	Media General Inc.-Class A *	5,383
1,300	Meredith Corp.	38,038
3,500	New York Times Co. (The)-Class A *	25,130
900	PRIMEDIA, Inc.	2,835
900	Scholastic Corp.	21,087
2,200	Sinclair Broadcast Group, Inc. *	13,156
1,700	Valassis Communications, Inc. *	49,827
57	Washington Post Co. (The)-Class B	20,533
	Total Media	359,506
	Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
3,000	Endo Pharmaceuticals Holdings, Inc. *	81,510
200	Hi-Tech Pharmacal Co., Inc. *	3,470
300	Kendle International, Inc. *	2,349
1,800	KV Pharmaceutical Co.-Class A *	2,646
1,400	Medicis Pharmaceutical Corp.-Class A	38,500
90	Mettler-Toledo International, Inc. *	9,953
2,000	Mylan, Inc. *	34,320

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
900	Par Pharmaceutical Cos., Inc. *	23,733
1,300	PAREXEL International Corp. *	25,857
3,000	PerkinElmer, Inc.	63,030
100	Perrigo Co.	5,699
1,800	Pharmaceutical Product Development, Inc.	41,346
2,100	Viropharma, Inc. *	26,334
2,200	Watson Pharmaceuticals, Inc. *	94,754
	Total Pharmaceuticals, Biotechnology & Life Sciences	453,501
	Real Estate — 1.6%
200	Agree Realty Corp. REIT	4,750
600	American Capital Agency Corp. REIT	16,344
2,200	Ashford Hospitality Trust, Inc. REIT *	17,666
1,700	CBL & Associates Properties, Inc. REIT	20,740
900	CommonWealth REIT	21,708
700	General Growth Properties, Inc. REIT	9,849
1,800	Glimcher Realty Trust REIT	10,692
2,600	iStar Financial, Inc. REIT *	9,074
100	One Liberty Properties, Inc. REIT	1,434
1,000	Pennsylvania Real Estate Investment Trust REIT	10,460
1,200	Resource Capital Corp. REIT	7,104
4,400	Strategic Hotels & Resorts, Inc. REIT *	15,708
400	Walter Investment Management Corp. REIT	6,484
400	Winthrop Realty Trust REIT	5,480
	Total Real Estate	157,493
	Retailing — 12.6%
1,200	Aaron's, Inc.	19,548
2,100	Abercrombie & Fitch Co.-Class A	72,660
900	Advance Auto Parts, Inc.	49,023
1,200	Aeropostale, Inc. *	25,560
400	America's Car-Mart, Inc. *	10,000
1,700	AnnTaylor Stores Corp. *	26,061
700	Asbury Automotive Group, Inc. *	8,351

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
400	Big 5 Sporting Goods Corp.	4,746
2,300	Big Lots, Inc. *	71,898
200	Bon-Ton Stores (The), Inc. *	1,270
1,200	Brown Shoe Co., Inc.	12,624
1,000	Cabela's, Inc. *	15,580
700	Cato Corp. (The)-Class A	16,065
700	Childrens Place Retail Stores (The), Inc. *	30,562
1,600	Collective Brands, Inc. *	20,688
300	Core-Mark Holding Co., Inc. *	7,767
100	Destination Maternity Corp. *	2,660
2,400	Dillard's, Inc.-Class A	52,488
1,800	Dress Barn, Inc. *	37,530
1,300	Family Dollar Stores, Inc.	55,627
1,200	Finish Line (The), Inc.-Class A	15,840
2,800	Foot Locker, Inc.	32,872
500	Genesco, Inc. *	12,620
500	Gymboree Corp. (The) *	18,815
300	Hibbett Sports, Inc. *	6,954
1,500	HSN, Inc. *	39,435
800	Jo-Ann Stores, Inc. *	32,528
750	Jos. A. Bank Clothiers, Inc. *	27,398
600	Limited Brands, Inc.	14,160
800	NutriSystem, Inc.	14,048
4,600	Office Depot, Inc. *	15,686
2,800	OfficeMax, Inc. *	27,272
3,600	PetSmart, Inc.	114,804
3,900	RadioShack Corp.	72,072
1,600	Rent-A-Center, Inc.	32,128
1,200	Retail Ventures, Inc. *	10,128
300	Shoe Carnival, Inc. *	4,959
1,000	Systemax, Inc.	11,770
1,000	Talbots, Inc. *	9,980
2,100	Tiffany & Co.	83,223
1,000	Tractor Supply Co.	67,980

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
1,500	Tuesday Morning Corp. *	5,565
600	West Marine, Inc. *	5,052
2,800	Williams-Sonoma, Inc.	72,688
	Total Retailing	1,288,685
	Semiconductors & Semiconductor Equipment — 0.1%
1,400	Silicon Image, Inc. *	5,068
	Software & Services — 4.1%
500	CACI International, Inc.-Class A *	20,405
1,200	China Information Technology, Inc. *	6,072
1,600	Convergys Corp. *	16,208
1,000	CSG Systems International, Inc. *	18,300
1,700	EarthLink, Inc.	14,552
1,400	Epicor Software Corp. *	9,506
1,100	Fair Isaac Corp.	24,629
800	Heartland Payment Systems, Inc.	11,320
700	JDA Software Group, Inc. *	16,079
400	Manhattan Associates, Inc. *	10,418
400	MAXIMUS, Inc.	21,484
200	MicroStrategy, Inc.-Class A *	15,586
1,000	MoneyGram International, Inc. *	2,020
700	Ness Technologies, Inc. *	2,989
2,000	Parametric Technology Corp. *	34,100
1,300	Progress Software Corp. *	34,723
1,800	Quest Software, Inc. *	38,574
1,200	Radiant Systems, Inc. *	21,492
1,000	SRA International, Inc.-Class A *	19,250
3,700	TIBCO Software, Inc. *	53,613
600	Unisys Corp. *	13,416
1,700	United Online, Inc.	8,381
	Total Software & Services	413,117

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — 3.2%
400	Black Box Corp.	11,280
500	Imation Corp. *	4,280
3,100	Ingram Micro, Inc.-Class A *	46,686
1,700	Insight Enterprises, Inc. *	22,338
2,700	Lexmark International, Inc. *	94,473
400	Measurement Specialties, Inc. *	5,928
400	PC Connection, Inc. *	2,604
1,100	Polycom, Inc. *	31,328
1,500	QLogic Corp. *	22,342
2,700	Quantum Corp. *	3,888
500	Seagate Technology Plc *	5,065
1,600	Smart Modular Technologies WWH, Inc. *	7,504
500	Super Micro Computer, Inc. *	4,518
1,300	Tech Data Corp. *	47,060
700	Zebra Technologies Corp. *	20,034
	Total Technology Hardware & Equipment	329,328
	Telecommunication Services — 0.1%
500	IDT Corp.-Class B *	7,250
2,300	Vonage Holdings Corp. *	4,968
	Total Telecommunication Services	12,218
	Transportation — 0.9%
1,100	Air Transport Services Group, Inc. *	5,071
1,300	Avis Budget Group, Inc. *	11,856
700	Dollar Thrifty Automotive Group, Inc. *	32,928
800	Macquarie Infrastructure Co. LLC *	10,880
1,000	Pacer International, Inc. *	5,120
100	Pinnacle Airlines Corp. *	475
2,800	US Airways Group, Inc. *	25,312
	Total Transportation	91,642

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Utilities — 0.8%
900	Integrys Energy Group, Inc.	43,605
1,400	UGI Corp.	38,640
	Total Utilities	82,245
	TOTAL COMMON STOCKS (COST $9,410,799)	10,036,292
	MUTUAL FUNDS — 1.7%
	Affiliated Issuers — 1.7%
6,920	GMO U.S. Treasury Fund	173,003
	TOTAL MUTUAL FUNDS (COST $173,036)	173,003
	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
64,788	State Street Institutional Treasury Money Market Fund-Institutional Class	64,788
	TOTAL SHORT-TERM INVESTMENTS (COST $64,788)	64,788
	TOTAL INVESTMENTS — 100.5% (Cost $9,648,623)	10,274,083
	Other Assets and Liabilities (net) — (0.5%)	(53,265)
	TOTAL NET ASSETS — 100.0%	$10,220,818

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $9,475,587) (Note 2)	$10,101,080
Investments in affiliated issuers, at value (cost $173,036) (Notes 2 and 10)	173,003
Dividends receivable	9,785
Receivable for expenses reimbursed by Manager (Note 5)	8,494
Total assets	10,292,362
Liabilities:
Payable for investments purchased	18
Payable to affiliate for (Note 5):
Management fee	2,805
Shareholder service fee	1,358
Trustees and Chief Compliance Officer of GMO Trust fees	80
Accrued expenses	67,283
Total liabilities	71,544
Net assets	$10,220,818
Net assets consist of:
Paid-in capital	$21,626,824
Accumulated undistributed net investment income	13,068
Accumulated net realized loss	(12,044,534)
Net unrealized appreciation	625,460
$10,220,818
Net assets attributable to:
Class III shares	$10,220,818
Shares outstanding:
Class III	1,642,132
Net asset value per share:
Class III	$6.22

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends	$74,473
Dividends from affiliated issuers (Note 10)	27
Total investment income	74,500
Expenses:
Management fee (Note 5)	17,803
Shareholder service fee – Class III (Note 5)	8,615
Audit and tax fees	28,704
Custodian, fund accounting agent and transfer agent fees	19,412
Registration fees	368
Legal fees	276
Trustees fees and related expenses (Note 5)	149
Miscellaneous	224
Total expenses	75,551
Fees and expenses reimbursed by Manager (Note 5)	(48,944)
Net expenses	26,607
Net investment income (loss)	47,893
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	885,554
Realized gains distributions from affiliated issuers (Note 10)	9
Closed futures contracts	4,028
Net realized gain (loss)	889,591
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,351,810)
Investments in affiliated issuers	(33)
Net unrealized gain (loss)	(1,351,843)
Net realized and unrealized gain (loss)	(462,252)
Net increase (decrease) in net assets resulting from operations	$(414,359)

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$47,893	$190,253
Net realized gain (loss)	889,591	(3,946,989)
Change in net unrealized appreciation (depreciation)	(1,351,843)	9,830,454
Net increase (decrease) in net assets from operations	(414,359)	6,073,718
Distributions to shareholders from:
Net investment income
Class III	(36,808)	(214,080)
Net share transactions (Note 9):
Class III	(575,021)	(7,776,760)
Purchase premiums and redemption fees (Notes 2 and 9):
Class III	3,113	41,995
Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(571,908)	(7,734,765)
Total increase (decrease) in net assets	(1,023,075)	(1,875,127)
Net assets:
Beginning of period	11,243,893	13,119,020
End of period (including accumulated undistributed net investment income of $13,068 and $1,983, respectively)	$10,220,818	$11,243,893

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.53		$4.44	$7.36	$10.01	$10.52	$12.38
Income (loss) from investment operations:
Net investment income (loss)†	0.03		0.07	0.10	0.13	0.15	0.20
Net realized and unrealized gain (loss)	(0.32)		2.10	(2.92)	(1.87)	0.68	1.11
Total from investment operations	(0.29)		2.17	(2.82)	(1.74)	0.83	1.31
Less distributions to shareholders:
From net investment income	(0.02)		(0.08)	(0.10)	(0.13)	(0.20)	(0.21)
From net realized gains	—		—	—	(0.78)	(1.14)	(2.96)
Total distributions	(0.02)		(0.08)	(0.10)	(0.91)	(1.34)	(3.17)
Net asset value, end of period	$6.22		$6.53	$4.44	$7.36	$10.01	$10.52
Total Return(a)	(4.43	)%**	49.15%	(38.76)%	(18.73)%	8.71%	11.67%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$10,221		$11,244	$13,119	$35,230	$58,452	$53,389
Net expenses to average daily net assets	0.46	%*(b)	0.46%	0.46%	0.46%	0.46%	0.48%
Net investment income (loss) to average daily net assets	0.83	%*	1.27%	1.46%	1.44%	1.46%	1.71%
Portfolio turnover rate	46	%**	175%	73%	63%	79%	48%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.85	%*	0.65%	0.43%	0.19%	0.22%	0.19%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(c)	$0.02	$0.02	$0.01	$0.02	$0.04

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(c)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks long-term capital growth. The Fund seeks to achieve its investment objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments directly and indirectly (e.g., through the GMO Funds in which the Fund invests, collectively referred to as the "underlying funds" or derivatives) in U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S.

The Manager relies principally on proprietary quantitative models and also employs fundamental investment techniques to evaluate and select equity investments for the Fund. The Manager selects small- and mid-cap company equity investments it believes (i) are undervalued (e.g., equity investments trading at prices below what the Manager believes to be their fundamental value); (ii) have superior fundamentals (e.g., earnings stability); and/or (iii) have shown indications of improving investor sentiment (e.g., positive price movement or upgraded analyst ratings). The Manager also uses proprietary techniques to adjust the portfolio for other factors such as position size, industry and sector weights, and market capitalization. The factors considered and models used by the Manager may change over time based on the Manager's assessment of what combination of models and factors are best positioned to achieve the Fund's investment objective.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter ("OTC") derivatives, including options, futures, and swap contracts, (i) as a substitute for direct investment; (ii) in an attempt to reduce investment exposures (which may result in a reduction below zero); (iii) to effect transactions intended as substitutes for securities lending; and/or (iv) in an attempt to adjust elements of its investment exposure. In addition, the Fund may lend its portfolio securities.

20

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the OTC market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See note 4 for a further discussion on valuation of derivative financial instruments.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

21

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$10,036,292	$—	$—	$10,036,292
Mutual Funds	173,003	—	—	173,003
Short-Term Investments	64,788	—	—	64,788
Total Investments	10,274,083	—	—	10,274,083
Total	$10,274,083	$—	$—	$10,274,083

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements.

All of the Fund's common stocks held at period end are classified as Level 1. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

22

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $164,287.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2017	$(5,940,234)
2/28/2018	(6,707,154)
Total	$(12,647,388)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,710,976	$1,183,703	$(620,596)	$563,107

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally

23

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.50% of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the

24

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Smaller Company Risk — The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• Market Risk — Value Securities — The Fund purchases some equity investments at prices below what the Manager believes to be their fundamental value. The Fund runs the risk that the prices of these investments will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value.

Other principal risks of an investment in the Fund include Derivatives Risk (the value of derivatives may not correlate with the value of the relevant underlying assets, rates or indices; derivatives also present other Fund risks, including market risk, liquidity risk, and credit and counterparty risk); Credit and Counterparty Risk (risk of default of a derivatives counterparty or a borrower of the Fund's securities); Liquidity Risk (difficulty in selling Fund investments at desirable prices and/or increased likelihood of

25

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

honoring redemption requests in-kind); Leveraging Risk (increased risk of loss from use of derivatives and securities lending); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by "equitizing" its cash balances using futures contracts or other types of derivatives.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero).

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, indices and markets without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral, that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed

27

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to maintain the diversity and liquidity of the portfolio. The Fund had no futures contracts outstanding at the end of the period.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. The Fund had no purchased option contracts outstanding at the end of the period.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash,

28

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund had no written option contracts outstanding at the end of the period.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

29

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

30

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. The Fund had no swap agreements outstanding at the end of the period.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Future contracts	$—	$—	$—	$4,028	$—	$4,028
Total	$—	$—	$—	$4,028	$—	$4,028

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

The volume of derivative activity, based on absolute values (futures contracts) outstanding at each month-end, was as follows for the period ended August 31, 2010:

Futures Contracts
Average amount outstanding	$32,070

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and

31

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.31% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). In addition to the contractual expense reimbursement described above, the Manager has contractually agreed to reimburse the Fund for the amount of fees and expenses incurred indirectly by the Fund through its direct or indirect investment in U.S. Treasury Fund (excluding U.S. Treasury Fund's Excluded Fund Fees and Expenses), subject to a maximum total reimbursement to the Fund of such fees and expenses equal to the Fund's Expense Reimbursement Amount. These expense limitations will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $149 and $40, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

32

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2010 aggregated $5,074,833 and $5,295,099, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 64.49% of the outstanding shares of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2010, 1.01% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 92.47% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	999	$6,740	44,718	$210,967
Shares issued to shareholders in reinvestment of distributions	5,118	34,094	37,225	199,297
Shares repurchased	(86,982)	(615,855)	(1,310,616)	(8,187,024)
Purchase premiums	—	34	—	1,060
Redemption fees	—	3,079	—	40,935
Net increase (decrease)	(80,865)	$(571,908)	(1,228,673)	$(7,734,765)

33

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Treasury Fund	$—	$173,036	$—	$27	$9	$173,003
Totals	$—	$173,036	$—	$27	$9	$173,003

34

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three-, five-, seven- and ten-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience

35

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management and shareholder servicing agreements. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management and shareholder servicing fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid to the Manager by its separate account clients with similar objectives. In comparing the fees, the Trustees considered information provided by the Manager regarding the generally broader scope of services provided by the Manager to the Fund in comparison to the Manager's separate account clients and the expenses and risks borne by the Manager as a result of the more extensive regulatory and tax regimes to which the Fund is subject. The Trustees also reviewed information provided by the Manager regarding its profits on the management and shareholder services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees also considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating

36

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

37

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$955.70	$2.27
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

38

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO U.S. Treasury Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	100.0%
Other	(0.0)
100.0%

1

GMO U.S. Treasury Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.0%
	Money Market Fund — 0.0%
28,333	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	28,333
	U.S. Government — 100.0%
503,100,000	U.S. Treasury Bill, 0.14%, due 10/07/10 (a)	503,029,889
163,050,000	U.S. Treasury Bill, 0.14%, due 10/14/10 (a)	163,022,473
64,725,000	U.S. Treasury Bill, 0.14%, due 10/21/10 (a)	64,712,774
318,400,000	U.S. Treasury Bill, 0.15%, due 09/16/10 (a)	318,378,581
100,000,000	U.S. Treasury Bill, 0.15%, due 01/13/11 (a)	99,943,400
	Total U.S. Government	1,149,087,117
	TOTAL SHORT-TERM INVESTMENTS (COST $1,149,118,078)	1,149,115,450
	TOTAL INVESTMENTS — 100.0% (Cost $1,149,118,078)	1,149,115,450
	Other Assets and Liabilities (net) — (0.0%)	(46,612)
	TOTAL NET ASSETS — 100.0%	$1,149,068,838

Notes to Schedule of Investments:

(a)  Rate shown represents yield-to-maturity.

See accompanying notes to the financial statements.

2

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $1,149,118,078) (Note 2)	$1,149,115,450
Receivable for investments sold	118,471,333
Receivable for Fund shares sold	500,000
Interest receivable	10
Receivable for expenses reimbursed by Manager (Note 5)	88,407
Total assets	1,268,175,200
Liabilities:
Payable for investments purchased	99,946,028
Payable for Fund shares repurchased	19,000,000
Payable to affiliate for (Note 5):
Management fee	72,969
Trustees and Chief Compliance Officer of GMO Trust fees	1,676
Dividend payable	26,507
Accrued expenses	59,182
Total liabilities	119,106,362
Net assets	$1,149,068,838
Net assets consist of:
Paid-in capital	$1,149,072,101
Accumulated net realized loss	(635)
Net unrealized depreciation	(2,628)
Net assets	$1,149,068,838
Shares outstanding:	45,959,821
Net asset value per share:	$25.00

See accompanying notes to the financial statements.

3

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$500,597
Dividends	27
Total investment income	500,624
Expenses:
Management fee (Note 5)	292,056
Audit and tax fees	30,268
Custodian, fund accounting agent and transfer agent fees	25,852
Legal fees	17,480
Trustees fees and related expenses (Note 5)	7,274
Registration fees	3,128
Miscellaneous	6,073
Total expenses	382,131
Fees and expenses reimbursed by Manager (Note 5)	(372,280)
Net expenses	9,851
Net investment income (loss)	490,773
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,858
Change in net unrealized appreciation (depreciation) on investments	31,612
Net realized and unrealized gain (loss)	42,470
Net increase (decrease) in net assets resulting from operations	$533,243

See accompanying notes to the financial statements.

4

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Period from March 17, 2009 (commencement of operations) through February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$490,773	$699,567
Net realized gain (loss)	10,858	250,764
Change in net unrealized appreciation (depreciation)	31,612	(34,240)
Net increase (decrease) in net assets from operations	533,243	916,091
Distributions to shareholders from:
Net investment income	(490,773)	(699,567)
Net realized gains	(66,003)	(196,254)
	(556,776)	(895,821)
Net share transactions (Note 9):	603,016,441	546,055,660
Total increase (decrease) in net assets	602,992,908	546,075,930
Net assets:
Beginning of period	546,075,930	—
End of period	$1,149,068,838	$546,075,930

See accompanying notes to the financial statements.

5

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout the period)

	Six Months Ended August 31, 2010 (Unaudited)		Period from March 17, 2009 (commencement of operations) through February 28, 2010
Net asset value, beginning of period	$25.00		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.02		0.04
Net realized and unrealized gain (loss)	0.00	(a)	0.02
Total from investment operations	0.02		0.06
Less distributions to shareholders:
From net investment income	(0.02)		(0.05)
From net realized gains	(0.00	)(b)	(0.01)
Total distributions	(0.02)		(0.06)
Net asset value, end of period	$25.00		$25.00
Total Return(c)	0.08	%**	0.25	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,149,069		$546,076
Net expenses to average daily net assets	0.00	%(d)*	0.00	%(d)*
Net investment income (loss) to average daily net assets	0.13	%*	0.18	%*
Portfolio turnover rate(e)	0.00	%**	0.00	%**
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets	0.10	%*	0.12	%*

(a)  Net realized and unrealized gain (loss) was less than $0.01 per share.

(b)  Distributions from net realized gains were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions.

(d)  Total net expenses were less than 0.01% to average daily net assets.

(e)  Portfolio turnover rate calculation excludes short-term investments.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO U.S. Treasury Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks liquidity and safety of principal with current income as a secondary objective. The Fund primarily invests in U.S. Treasury securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, such as Separately Traded Registered Interest and Principal Securities ("STRIPS") and other zero-coupon securities, that are backed by the full faith and credit of the U.S. government as well as repurchase agreements relating to the foregoing.

The Fund may enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund's having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the Fund also may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). The Fund also may invest in unaffiliated money market funds.

The Fund normally invests in Direct U.S. Treasury Obligations and other fixed-income securities backed by the full faith and credit of the U.S. government with a stated or remaining maturity of one year or less. This may not be true of Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may own a security with a stated or remaining maturity of greater than one year.

Although the Fund primarily invests in short-term obligations, it is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds. In addition, the Manager normally seeks to maintain an interest rate duration of one year or less for the Fund's portfolio.

7

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In selecting U.S. Treasury securities for the Fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. The Fund's benchmark is the Citigroup 3 Month Treasury Bill Index.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

8

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Level 2 – Valuations determined using other significant direct or indirect observable inputs. U.S. Treasury Bills having sixty days or less to final maturity were valued using amortized cost.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments	$99,971,733	$1,049,143,717	$—	$1,149,115,450
Total Investments	99,971,733	1,049,143,717	—	1,149,115,450
Total	$99,971,733	$1,049,143,717	$—	$1,149,115,450

At August 31, 2010, the Fund's investments in U.S. Treasury Bills having sixty days or less to final maturity were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

9

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare distributions from net investment income daily, and will pay distributions on the first business day following the end of each month in which distributions were declared. The Fund's policy is to declare and pay distributions from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,149,118,078	$—	$(2,628)	$(2,628)

10

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the year ended February 28, 2010 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

11

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of the Fund's U.S. Treasury and other fixed income securities will decline during periods of rising interest rates, and yields on the Fund's securities may equal or approach zero under some market conditions.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to a repurchase agreement, or a borrower of the Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations.

• Focused Investment Risk — Focusing investments in a particular type of security (e.g., Direct U.S. Treasury Obligations) creates additional risk.

• Large Shareholder Risk — To the extent that shares of the Fund are held by large shareholders (e.g., institutional investors, asset allocation funds, or other GMO Funds), the Fund is subject to the risk that these shareholders will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

Other principal risks of an investment in the Fund include Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Fund of Funds Risk (risk that the underlying funds in which the Fund invests will not perform as expected or that the Fund will incur additional expenses as a result of such investments).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

12

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to the Fund. That fee is paid monthly at the annual rate of 0.08% of average daily net assets. The Manager has voluntarily agreed to waive the Fund's management fee and to reimburse the Fund to the extent the Fund's total annual operating expenses exceed 0.00% of the Fund's average daily net assets (excluding the Fund's Excluded Fund Fees and Expenses described below). The Manager may change or terminate these voluntary waivers and reimbursements at any time, and these voluntary waivers and reimbursements are in addition to the Manager's contractual expense reimbursement agreement described below. During any period for which these voluntary waivers and reimbursements are in effect, the Fund will incur management fees at an annual rate lower than 0.08% of the Fund's average daily net assets, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower.

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.08% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ended August 31, 2010 was $7,274 and $2,576, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the period ended August 31, 2010.

13

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, 75.47% of the shares outstanding of the Fund were held by two shareholders, each holding more than 10% of the Fund's outstanding shares. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. Each of the shareholders are other funds of the Trust.

As of August 31, 2010, 0.72% of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 99.26% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Period from March 17, 2009 (commencement of operations) through February 28, 2010
	Shares	Amount	Shares	Amount
Shares sold	76,407,158	$1,910,235,787	97,033,628	$2,426,592,199
Shares issued to shareholders in reinvestment of distributions	20,205	505,154	35,275	882,302
Shares repurchased	(52,306,961)	(1,307,724,500)	(75,229,484)	(1,881,418,841)
Net increase (decrease)	24,120,402	$603,016,441	21,839,419	$546,055,660

14

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including a one-year period and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

15

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees also gave substantial consideration to the fees payable to the Manager under the Fund's investment management agreement. The Trustees considered information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives. The Trustees also considered that the Fund's shareholder base was predominantly of an institutional nature. In evaluating the Fund's management fee arrangements, the Trustees took into account the sophistication of the investment techniques used to manage the Fund. The Trustees also reviewed information provided by the Manager regarding its profits on the management services (excluding distribution services) it provided to the Fund and the Trust, including the effect of recent changes in assets under management. In considering that information, the Trustees took into account so-called "fallout benefits" to the Manager, primarily the possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. In addition, the Trustees considered possible economies of scale to the Manager, including the effective fee rate for the Fund on its first dollar of assets and at recent asset levels, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the management fee charged to the Fund was reasonable.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the

16

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

17

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio*	Beginning Account Value	Ending Account Value	Net Expense Incurred**
1) Actual	0.00%	$1,000.00	$1,000.80	$0.02
2) Hypothetical	0.00%	$1,000.00	$1,025.19	$0.02

*  Annualized net expense ratios are less than 0.01%.

**  Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund has a policy with respect to disclosure of portfolio holdings under which it may also make available on GMO's website at www.gmo.com a complete schedule of portfolio holdings.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The GMO Trust prospectus can be obtained at www.gmo.com.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	95.6%
Short-Term Investments	3.0
Preferred Stocks	0.5
Debt Obligations	0.0
Options Purchased	0.0
Investment Funds	0.0
Forward Currency Contracts	0.0
Rights and Warrants	0.0
Written Options	(0.0)
Futures Contracts	(0.0)
Swap Agreements	(0.1)
Other	1.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying funds").

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2010 (Unaudited)

Country / Region Summary**	% of Investments
United States	40.8%
Euro Region***	14.9
Japan	13.6
United Kingdom	12.6
Switzerland	6.5
Sweden	2.2
Singapore	2.0
Australia	1.2
Denmark	1.1
Hong Kong	0.9
Norway	0.6
South Korea	0.6
Russia	0.5
Brazil	0.4
Canada	0.3
China	0.2
India	0.2
Thailand	0.2
Taiwan	0.2
Turkey	0.2
New Zealand	0.1
Czech Republic	0.1
Egypt	0.1
Hungary	0.1
Indonesia	0.1
Israel	0.1
Mexico	0.1
South Africa	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, Netherlands, Portugal, Slovakia, Slovenia and Spain.

2

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
2,673,260	GMO Emerging Markets Fund, Class VI	32,934,568
1,138,088	GMO Flexible Equities Fund, Class VI	19,438,546
13,194,809	GMO International Growth Equity Fund, Class IV	255,979,288
13,395,376	GMO International Intrinsic Value Fund, Class IV	252,770,736
19,793,782	GMO Quality Fund, Class VI	347,974,682
12,860,858	GMO U.S. Core Equity Fund, Class VI	126,808,062
	TOTAL MUTUAL FUNDS (COST $1,219,754,309)	1,035,905,882
	SHORT-TERM INVESTMENTS — 0.0%
	Time Deposits — 0.0%
18,661	State Street Eurodollar Time Deposit, 0.01%, due 09/01/10	18,661
	TOTAL SHORT-TERM INVESTMENTS (COST $18,661)	18,661
	TOTAL INVESTMENTS — 100.0% (Cost $1,219,772,970)	1,035,924,543
	Other Assets and Liabilities (net) — (0.0%)	(45,669)
	TOTAL NET ASSETS — 100.0%	$1,035,878,874

See accompanying notes to the financial statements.

3

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $18,661) (Note 2)	$18,661
Investments in affiliated issuers, at value (cost $1,219,754,309) (Notes 2 and 10)	1,035,905,882
Receivable for expenses reimbursed by Manager (Note 5)	14,446
Total assets	1,035,938,989
Liabilities:
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	1,722
Accrued expenses	58,393
Total liabilities	60,115
Net assets	$1,035,878,874
Net assets consist of:
Paid-in capital	$1,374,480,914
Accumulated undistributed net investment income	7,511,648
Accumulated net realized loss	(162,265,261)
Net unrealized depreciation	(183,848,427)
$1,035,878,874
Net assets attributable to:
Class III shares	$1,035,878,874
Shares outstanding:
Class III	64,448,455
Net asset value per share:
Class III	$16.07

See accompanying notes to the financial statements.

4

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 10)	$7,526,149
Interest	2
Total investment income	7,526,151
Expenses:
Legal fees	29,624
Custodian, fund accounting agent and transfer agent fees	23,552
Audit and tax fees	16,836
Trustees fees and related expenses (Note 5)	10,941
Registration fees	1,656
Miscellaneous	9,017
Total expenses	91,626
Fees and expenses reimbursed by Manager (Note 5)	(76,820)
Expense reductions (Note 2)	(303)
Net expenses	14,503
Net investment income (loss)	7,511,648
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(26,482,098)
Net realized gain (loss)	(26,482,098)
Change in net unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(23,816,100)
Net realized and unrealized gain (loss)	(50,298,198)
Net increase (decrease) in net assets resulting from operations	$(42,786,550)

See accompanying notes to the financial statements.

5

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$7,511,648	$23,921,339
Net realized gain (loss)	(26,482,098)	(68,000,417)
Change in net unrealized appreciation (depreciation)	(23,816,100)	326,717,906
Net increase (decrease) in net assets from operations	(42,786,550)	282,638,828
Distributions to shareholders from:
Net investment income
Class III	—	(23,938,105)
Net share transactions (Note 9):
Class III	18,825,813	102,614,012
Total increase (decrease) in net assets resulting from net share transactions	18,825,813	102,614,012
Total increase (decrease) in net assets	(23,960,737)	361,314,735
Net assets:
Beginning of period	1,059,839,611	698,524,876
End of period (including accumulated undistributed net investment income of $7,511,648 and $0, respectively)	$1,035,878,874	$1,059,839,611

See accompanying notes to the financial statements.

6

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007	2006(a)
Net asset value, beginning of period	$16.74		$12.29		$21.71		$24.25		$22.49	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)†	0.12		0.42		0.53		0.43		0.40	0.37
Net realized and unrealized gain (loss)	(0.79)		4.47		(8.50)		0.01	(c)	2.93	2.78
Total from investment operations	(0.67)		4.89		(7.97)		0.44		3.33	3.15
Less distributions to shareholders:
From net investment income	—		(0.44)		(0.54)		(1.10)		(0.73)	(0.46)
From net realized gains	—		—		(0.91)		(1.88)		(0.84)	(0.20)
Total distributions	—		(0.44)		(1.45)		(2.98)		(1.57)	(0.66)
Net asset value, end of period	$16.07		$16.74		$12.29		$21.71		$24.25	$22.49
Total Return(d)	(4.00	)%**	39.64%		(38.63)%		0.72%		14.94%	15.90	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,035,879		$1,059,840		$698,525		$944,374		$902,324	$407,230
Net expenses to average daily net assets(e)(f)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(b)	1.40	%*	2.64%		2.89%		1.72%		1.68%	2.42	%*
Portfolio turnover rate	11	%**	16%		35%		20%		12%	5	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.01%		0.01%		0.02%	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(i)	$0.00	(i)	$0.00	(h)	$0.00	(h)	$0.01	$0.02

(a)  Period from June 16, 2005 (commencement of operations) through February 28, 2006.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(c)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assumes the effect of reinvested distributions. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 5).

(f)  Net expenses to average daily net assets were less than 0.01%.

(g)  The net expense ratio does not include the effect of expense reductions (Note 2).

(h)  Purchase premiums and redemption fees were less than $0.01 per share.

(i)  There were no purchase premiums and redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO World Opportunities Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the MSCI World Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds and the GMO U.S. Equity Funds. The Fund also may invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund (GMO Funds in which the Fund invests are collectively referred to as "underlying funds"). In addition, the Fund may hold securities directly. Although the Fund's primary exposure is to foreign and U.S. equity investments (including emerging country equities, both growth and value style equities, and equities of any market capitalization), the Fund also may have exposure to foreign and U.S. fixed income securities (including fixed income securities of any credit quality and having any maturity or duration), the investment returns of commodities and, from time to time, other alternative asset classes. Under normal circumstances, the Fund invests (including through investment in the underlying funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect (e.g., through the underlying funds) investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts.

The Manager uses proprietary quantitative models and fundamental investment techniques to select the underlying funds in which the Fund invests and to decide how much to invest in each. The models use multi-year forecasts of relative value and risk among asset classes (e.g., U.S. equity, foreign equity, emerging country equity, emerging country debt, foreign fixed income, U.S. fixed income, and commodities). The Manager changes the Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments.

The Fund may invest in unaffiliated money market funds. Additionally, the Fund may (but is not required to) invest in GMO U.S. Treasury Fund. The Fund normally does not take temporary defensive positions. To the extent the Fund takes temporary defensive positions, it may not achieve its investment objective.

The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

8

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Shares of the underlying funds and other investment funds are generally valued at their net asset value. Investments held by the underlying funds are valued as follows. Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. As of August 31, 2010, the total value of securities held indirectly that were fair valued using methods determined in good faith by or at the direction of the Trustees of the Trust represented 0.3% of net assets. The underlying funds classify such securities (as defined below) as Level 3. Additionally, because many foreign equity securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, the Fund and the underlying funds generally value foreign equity securities as of the NYSE close using fair value prices, which are based on local closing prices and adjustments supplied by a third party vendor using that vendor's proprietary models. As of August 31, 2010, equity securities and futures contracts representing 54.3% and (0.01)%, respectively, of the net assets of the Fund, through investments in the underlying funds, were valued using fair value prices based on those adjustments. Those underlying funds classify such securities (as defined below) as Level 2.

9

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mutual Funds	$1,035,905,882	$—	$—	$1,035,905,882
Short-Term Investments	18,661	—	—	18,661
Total Investments	1,035,924,543	—	—	1,035,924,543
Total	$1,035,924,543	$—	$—	$1,035,924,543

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the portfolio valuation notes in their financial statements. The aggregate net values of the Fund's indirect investments in securities using Level 3 inputs were 0.2% of total net assets.

The Fund held no investments or other financial instruments at either August 31, 2010 or February 28, 2010, whose fair value was determined using Level 3 inputs.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

10

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Distributions in excess of tax basis earnings and profits, if significant, are reported in the Fund's financial statements as a return of capital for tax purposes.

As of February 28, 2010, the Fund elected to defer to March 1, 2010 post-October capital losses of $15,437,023.

As of February 28, 2010, the Fund had capital loss carryforwards available to offset future realized gains if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership activity. Such losses expire as follows:

2/28/2018	$(27,174,228)
Total	$(27,174,228)

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,321,192,373	$663,086	$(285,930,916)	$(285,267,830)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts

11

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Income dividends and capital gain distributions from the underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for the purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 5).

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund charges purchase premiums and redemption fees based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which it invests, provided that, if that

12

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

weighted average is less than 0.05%, the Fund generally will not charge a purchase premium or redemption fee. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into other series of the Trust when placing orders for the cash purchase or redemption of shares by the Fund shareholders or other prospective or existing shareholders of the Funds for whom GMO provides asset allocation advice. Consequently, the Fund and those other shareholders for whom GMO provides asset allocation advice will tend to benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the other series of the Trust. All or a portion of the Fund's purchase premium and/or redemption fees may be waived at the Manager's discretion when they are de minimis and/or the Manager deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premium and/or redemption fees, if any, imposed by the underlying funds are less than the purchase premium and/or redemption fee imposed by the Fund. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of a Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund's investments in the underlying funds. Some of the underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those funds may affect their performance more than if they were diversified. The principal risks of investing in the Fund are summarized below, including those risks to which the Fund is exposed as a result of its investments in the

13

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

underlying funds. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Equity Securities — The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Because the Fund and the underlying funds normally do not take temporary defensive positions, declines in stock market prices generally are likely to reduce the market value of the Fund's investments.

• Foreign Investment Risk — The market prices of many foreign securities may fluctuate more than those of U.S. securities. Foreign markets often are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. In addition, the Fund or the underlying funds may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities or otherwise on the repatriation of proceeds generated from those securities. Also, there are risks associated with any license that the Fund or the underlying funds need to maintain to invest in some foreign markets. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose the Fund or the underlying funds to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of foreign issuers to which the Fund is exposed) are greater for the Fund's investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Fund of Funds Risk — The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, new investments in underlying funds with higher fees or expenses than those of the underlying funds in which the Fund is currently invested will increase the Fund's total expenses. The fees and expenses associated with an investment in the Fund are less predictable and may be higher than fees and expenses associated with an investment in funds that charge a fixed management fee.

14

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

Other principal risks of an investment in the Fund include Smaller Company Risk (greater market risk and liquidity risk resulting from investments in companies with smaller market capitalizations); Market Risk — Value Securities (risk that the price of investments held by the Fund will not increase to what the Manager believes to be their fundamental value or that the Manager has overestimated their fundamental value); Market Risk — Growth Securities (greater price fluctuations resulting from dependence on future earnings expectations); Commodities Risk (value of an underlying fund's shares may be affected by factors particular to the commodities markets and may fluctuate more than the share value of a fund with a broader range of investments); Currency Risk (risk that fluctuations in exchange rates may adversely affect the value of investments denominated in foreign currencies or that the U.S. dollar will decline in value relative to a foreign currency being hedged); Leveraging Risk (increased risk of loss from use of reverse repurchase agreements and other derivatives and securities lending); Credit and Counterparty Risk (risk of default of an issuer of a portfolio security, a derivatives counterparty, or a borrower of the Fund's securities); Real Estate Risk (risk to an underlying fund that concentrates its assets in real estate-related investments that factors affecting the real estate industry may cause the value of the underlying fund's investments to fluctuate more than if it invested in securities of companies in a broader range of industries); Short Sales Risk (risk that an underlying fund's loss on the short sale of securities that it does not own is unlimited); Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); and Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis).

4.  Derivative financial instruments

At August 31, 2010, the Fund held no derivative contracts.

5.  Fees and other transactions with affiliates

The Manager decides how to allocate the assets of the Fund among underlying funds. The Manager does not charge the Fund a management fee or shareholder service fee, but it receives management and shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by the Manager's asset allocation decisions.

15

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means shareholder service fees, expenses incurred indirectly by investment in other GMO Funds, fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). This contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $10,941 and $3,864, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2010, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.424%	0.072%	0.496%

6.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and class exchanges, for the period ended August 31, 2010 aggregated $137,271,465 and $110,919,995, respectively.

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss

16

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

8.  Principal shareholders and related parties

As of August 31, 2010, the Fund had no shareholders who individually held more than 10% of the Funds outstanding shares.

As of August 31, 2010, none of the Fund's shares were held by senior management of the Manager and GMO Trust officers and 10.26% of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,112,663	$35,281,840	12,907,784	$207,883,739
Shares issued to shareholders in reinvestment of distributions	—	—	1,301,276	22,668,232
Shares repurchased	(966,584)	(16,456,027)	(7,736,512)	(127,937,959)
Net increase (decrease)	1,146,079	$18,825,813	6,472,548	$102,614,012

17

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

10.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended August 31, 2010 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class VI	$—	$36,643,772	$4,380,800	$—	$—	$32,934,568
GMO Flexible Equities Fund, Class VI	21,035,579	90,602	—	—	—	19,438,546
GMO International Growth Equity Fund, Class IV	223,870,059	39,667,155	3,362,188	879,123	—	255,979,288
GMO International Intrinsic Value Fund, Class IV	223,056,848	41,778,626	3,576,888	1,069,123	—	252,770,736
GMO International Small Companies Fund, Class III	19,834,925	292,399	20,601,377	205,724	—	—
GMO Quality Fund, Class VI	408,859,750	15,415,629	48,938,820	4,103,011	—	347,974,682
GMO U.S. Core Equity Fund, Class VI	163,195,449	3,383,282	30,059,922	1,269,168	—	126,808,062
Totals	$1,059,852,610	$137,271,465	$110,919,995	$7,526,149	$—	$1,035,905,882

18

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of a composite of accounts with similar objectives managed by the Manager and funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one- and three-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees considered information provided by the Manager addressing the Fund's performance, including a performance attribution analysis. The Trustees also considered the qualifications and experience of the

19

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears management and shareholder servicing fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and also possible reputational value derived from serving as investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest. The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust and the Trust as a whole (including the effect of recent changes in assets under management); and information prepared by a third-party data service concerning fees paid to managers of funds deemed by that service to have similar objectives to those of the other funds of the Trust.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

20

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder servicing agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

21

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.50%	$1,000.00	$960.00	$2.47
2) Hypothetical	0.50%	$1,000.00	$1,022.68	$2.55

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2010

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect) or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on GMO's website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a private placement memorandum, which contains a complete discussion of the risks associated with an investment in this Fund and other important information. The private placement memorandum can be obtained by calling 1-617-346-7646 (collect).

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2010 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	95.9%
Short-Term Investments	12.2
Options Purchased	9.3
Forward Currency Contracts	0.0
Swaps	(4.5)
Reverse Repurchase Agreements	(4.4)
Written Options	(7.7)
Futures Contracts	(1.6)
Other	0.8
100.0%
Industry Summary	% of Debt Obligations
U.S. Government & Agencies	48.0%
Residential Asset-Backed Securities (United States)	10.2
Credit Cards	7.1
Auto Financing	6.5
Insured Auto Financing	5.2
Foreign Government Obligations	4.6
CMBS	4.5
Residential Mortgage-Backed Securities (European)	3.8
Business Loans	1.8
Corporate Collateralized Debt Obligations	1.6
Residential Mortgage-Backed Securities (Australian)	1.5
Insured Other	1.4
Student Loans	1.1
CMBS Collateralized Debt Obligations	1.0
Insured Residential Asset-Backed Securities (United States)	0.7
Insured Time Share	0.4
Insured Transportation	0.4
Bank Loan Collateralized Debt Obligations	0.1
Insured Residential Mortgage-Backed Securities (United States)	0.1
Residential Mortgage-Backed Securities (United States)	0.0
100.0%

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 95.9%
	Asset-Backed Securities — 45.5%
	Auto Financing — 6.3%
6,039,066	Capital Auto Receivable Asset Trust, Series 07-2, Class A4B, 1 mo. LIBOR + .40%, 0.68%, due 02/18/14	6,051,326
9,000,000	Carmax Auto Owner Trust, Series 08-2, Class A4B, 1 mo. LIBOR + 1.65%, 1.93%, due 08/15/13	9,187,020
4,685,000	Daimler Chrysler Auto Trust, Series 08-B, Class A4A, 5.32%, due 11/10/14	4,920,655
2,755,249	Ford Credit Auto Owner Trust, Series 06-C, Class A4B, 1 mo. LIBOR + .04%, 0.32%, due 02/15/12	2,754,257
1,700,000	Ford Credit Auto Owner Trust, Series 07-B, Class A4B, 1 mo. LIBOR + .38%, 0.66%, due 07/15/12	1,704,029
11,790,000	Ford Credit Floorplan Master Owner Trust, Series 06-4, Class A, 1 mo. LIBOR + .25%, 0.53%, due 06/15/13	11,672,100
9,000,000	Merrill Auto Trust Securitization, Series 08-1, Class A4B, 1 mo. LIBOR + 2.20%, 2.48%, due 04/15/15	9,191,700
2,713,322	Merrill Auto Trust Securitization, Series 07-1, Class A4, 1 mo. LIBOR + .06%, 0.34%, due 12/15/13	2,710,880
5,919,221	Nissan Auto Receivables Owner Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.28%, due 06/17/13	5,912,118
5,581,532	World Omni Auto Receivables Trust, Series 07-A, Class A4, 1 mo. LIBOR, 0.28%, due 11/15/12	5,571,407
	Total Auto Financing	59,675,492
	Bank Loan Collateralized Debt Obligations — 0.1%
905,104	Arran Corp. Loans No. 1 B.V., Series 06-1A, Class A3, 144A, 3 mo. LIBOR + .17%, 0.71%, due 06/20/25	902,275
	Business Loans — 1.6%
1,445,000	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.63%, due 01/25/35	1,127,100
2,133,919	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.65%, due 01/25/36	1,365,708
9,000,000	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.56%, due 12/25/37	7,380,000

See accompanying notes to the financial statements.

2

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
1,387,638	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.52%, due 11/15/33	1,151,740
1,762,974	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 02/25/30	1,304,601
1,213,722	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.51%, due 09/25/30	873,880
2,218,118	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.11%, due 10/25/37	1,774,494
	Total Business Loans	14,977,523
	CMBS — 4.3%
5,110,458	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.39%, due 07/15/44	5,048,621
11,500,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.41%, due 12/15/20	8,280,000
4,812,769	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	4,826,244
3,600,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, 5.51%, due 03/10/44	3,618,000
441,273	Greenwich Capital Commercial Funding Corp., Series 06-FL4A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.39%, due 11/05/21	417,003
5,380,483	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	5,455,305
5,400,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.79%, due 05/12/39	5,625,720
2,700,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.90%, due 10/15/42	2,847,663
5,317,337	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 144A, 1 mo. LIBOR + .09%, 0.36%, due 09/15/21	4,732,430
	Total CMBS	40,850,986
	CMBS Collateralized Debt Obligations — 0.8%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.14%, due 11/23/52	304,986
4,002,847	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .32%, 0.58%, due 08/26/30	2,922,078
6,450,000	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.59%, due 05/25/46	4,321,500
	Total CMBS Collateralized Debt Obligations	7,548,564

See accompanying notes to the financial statements.

3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Collateralized Debt Obligations — 1.7%
4,800,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.83%, due 06/20/13	3,913,920
4,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, 3 mo. LIBOR + .40%, 0.94%, due 12/20/10	3,959,200
9,000,000	Prism Orso Trust, Series 04-MAPL, Class CERT, 144A, 3 mo. LIBOR + .70%, 1.24%, due 08/01/11	8,018,100
	Total Corporate Collateralized Debt Obligations	15,891,220
	Credit Cards — 6.8%
4,100,000	American Express Credit Account Master Trust, Series 06-1, Class A, 1 mo. LIBOR + .03%, 0.31%, due 12/15/13	4,097,130
7,100,000	Cabela's Master Credit Card Trust, Series 08-4A, Class A2, 144A, 1 mo. LIBOR + 3.00%, 3.28%, due 09/15/14	7,282,328
4,500,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, 3 mo. LIBOR + .15%, 0.53%, due 06/16/14	4,495,140
8,700,000	Capital One Multi-Asset Execution Trust, Series 06-A14, Class A, 1 mo. LIBOR + .01%, 0.29%, due 08/15/13	8,696,868
8,100,000	Capital One Multi-Asset Execution Trust, Series 08-A6, Class A6, 1 mo. LIBOR + 1.10%, 1.38%, due 03/17/14	8,150,625
7,700,000	Charming Shoppes Master Trust, Series 07-1A, Class A1, 144A, 1 mo. LIBOR + 1.25%, 1.53%, due 09/15/17	7,518,742
2,700,000	Discover Card Master Trust I, Series 06-2, Class A2, 1 mo. LIBOR + .03%, 0.31%, due 01/16/14	2,693,520
4,000,000	Discover Card Master Trust I, Series 96-4, Class A, 1 mo. LIBOR + .38%, 0.65%, due 10/16/13	4,002,400
4,100,000	Discover Card Master Trust I, Series 05-4, Class A1, 1 mo. LIBOR + .06%, 0.34%, due 06/18/13	4,098,729
3,900,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.37%, due 06/16/15	3,878,672
4,600,000	Household Credit Card Master Note Trust I, Series 07-2, Class A, 1 mo. LIBOR + .55%, 0.83%, due 07/15/13	4,602,156
4,200,000	National City Credit Card Master Trust, Series 08-3, Class A, 1 mo. LIBOR + 1.80%, 2.08%, due 05/15/13	4,238,052
900,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.41%, due 02/15/17	870,354
	Total Credit Cards	64,624,716

See accompanying notes to the financial statements.

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — 5.0%
6,000,000	Aesop Funding II LLC, Series 06-1A, Class A, 144A, MBIA, 1 mo. LIBOR + .22%, 0.49%, due 03/20/12	5,953,125
1,892,113	AmeriCredit Automobile Receivables Trust, Series 07-AX, Class A4, XL, 1 mo. LIBOR + .04%, 0.34%, due 10/06/13	1,873,192
525,594	AmeriCredit Automobile Receivables Trust, Series 07-CM, Class A3B, MBIA, 1 mo. LIBOR + .03%, 0.33%, due 05/07/12	524,423
2,626,474	AmeriCredit Automobile Receivables Trust, Series 07-DF, Class A4B, FSA, 1 mo. LIBOR + .80%, 1.10%, due 06/06/14	2,614,797
6,000,000	AmeriCredit Prime Automobile Receivable Trust, Series 07-2M, Class A4B, MBIA, 1 mo. LIBOR + .50%, 0.79%, due 03/08/16	5,979,000
2,842,423	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, 1 mo. LIBOR + .02%, 0.29%, due 07/15/13	2,826,101
6,541,522	Capital One Auto Finance Trust, Series 07-A, Class A4, AMBAC, 1 mo. LIBOR + .02%, 0.30%, due 11/15/13	6,510,123
314,124	Capital One Auto Finance Trust, Series 07-C, Class A3B, FGIC, 1 mo. LIBOR + .51%, 0.79%, due 04/16/12	314,130
900,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, 1 mo. LIBOR + .25%, 0.51%, due 11/25/11	898,945
8,605,752	Santander Drive Auto Receivables Trust, Series 07-3, Class A4B, FGIC, 1 mo. LIBOR + .65%, 0.93%, due 10/15/14	8,567,887
11,000,000	Triad Auto Receivables Owner Trust, Series 07-B, Class A4B, FSA, 1 mo. LIBOR + 1.20%, 1.49%, due 07/14/14	11,018,260
	Total Insured Auto Financing	47,079,983
	Insured Other — 1.4%
5,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	4,956,250
3,207,017	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 09/15/41	2,823,804
2,503,901	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.48%, due 12/15/41	2,214,485
2,814,784	TIB Card Receivables Fund, 144A, FGIC, 3 mo. LIBOR + .25%, 0.78%, due 01/05/14	2,308,123
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	679,972
	Total Insured Other	12,982,634

See accompanying notes to the financial statements.

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) — 0.7%
8,495,081	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.47%, due 07/25/34	6,232,247
	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
1,157,253	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.45%, due 11/25/35	700,022
	Insured Time Share — 0.4%
564,310	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .18%, 0.45%, due 05/20/17	539,974
405,766	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, 1 mo. LIBOR + .15%, 0.42%, due 05/20/18	380,964
3,186,994	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.27%, due 09/20/19	3,006,157
	Total Insured Time Share	3,927,095
	Insured Transportation — 0.4%
4,519,829	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.45%, due 08/18/21	3,796,656
	Residential Asset-Backed Securities (United States) — 9.8%
467,549	Accredited Mortgage Loan Trust, Series 07-1, Class A1, 1 mo. LIBOR + .05%, 0.31%, due 02/25/37	463,575
2,692,463	ACE Securities Corp., Series 06-CW1, Class A2B, 1 mo. LIBOR + .10%, 0.36%, due 07/25/36	2,308,787
1,010,415	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.35%, due 06/25/36	949,790
1,175,187	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 09/25/36	116,109
140,064	ACE Securities Corp., Series 05-SDI, Class A1, 1 mo. LIBOR + .40%, 0.66%, due 11/25/50	123,607
825,030	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 09/25/35	203,370
11,900,000	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 05/25/36	6,274,870

See accompanying notes to the financial statements.

6

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
9,400,000	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.44%, due 10/25/36	3,548,500
1,958,753	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.36%, due 06/25/36	237,989
2,129,659	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.43%, due 06/25/36	207,216
1,733,938	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.33%, due 11/25/36	940,661
4,433,486	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.43%, due 12/25/36	352,906
1,955,687	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.45%, due 03/25/36	782,275
10,507,452	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 07/25/36	4,314,623
2,109,152	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	801,478
5,918,039	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.37%, due 09/25/36	2,293,240
879,538	Asset Backed Funding Certificates, Series 06-OPT2, Class A3B, 1 mo. LIBOR + .11%, 0.37%, due 10/25/36	871,183
2,700,000	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.41%, due 10/25/36	1,788,750
5,228,527	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.48%, due 05/25/37	4,339,677
3,884,899	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.26%, due 02/28/40	2,464,969
2,807,399	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.37%, due 11/25/36	2,010,378
5,400,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.46%, due 11/25/36	1,115,100
1,416,164	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.42%, due 02/25/37	148,556
2,275,030	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.42%, due 06/25/36	1,833,469
6,600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 11/25/36	4,021,446

See accompanying notes to the financial statements.

7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
2,600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 12/25/36	949,000
978,732	Countrywide Asset-Backed Certificates, Series 06-BC5, Class 2A1, 1 mo. LIBOR + .08%, 0.34%, due 03/25/37	968,456
8,112,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.40%, due 02/25/37	6,109,958
4,400,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.42%, due 08/25/36	1,562,000
1,197,567	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.58%, due 01/20/35	1,014,938
454,084	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.56%, due 01/20/35	394,059
6,754,568	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.38%, due 12/25/36	2,559,981
4,301,153	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.41%, due 03/25/36	2,150,576
342,911	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.51%, due 10/25/35	325,337
2,700,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 06/25/36	951,750
5,808,227	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 08/25/36	2,032,879
3,100,000	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.42%, due 10/25/36	1,116,000
1,301,613	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.42%, due 03/25/36	167,583
2,649,328	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.54%, due 01/25/47	1,682,323
2,300,000	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.41%, due 11/25/36	971,750
8,800,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.43%, due 09/25/36	6,714,125
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.41%, due 07/25/36	3,864,656
1,716,752	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.52%, due 12/25/35	1,004,128
5,078,914	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.37%, due 10/25/46	4,685,298

See accompanying notes to the financial statements.

8

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
9,100,000	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.42%, due 07/25/36	3,412,500
1,019,048	Security National Mortgage Loan Trust, Series 06-2A, Class A1, 144A, 1 mo. LIBOR + .29%, 0.55%, due 10/25/36	998,667
429,267	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.52%, due 10/25/35	390,461
2,287,942	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.38%, due 01/25/37	2,182,124
3,600,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.41%, due 06/25/37	1,624,320
1,820,524	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.46%, due 01/25/36	1,360,842
720,564	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.55%, due 11/25/35	327,857
	Total Residential Asset-Backed Securities (United States)	92,034,092
	Residential Mortgage-Backed Securities (Australian) — 1.4%
2,076,011	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.58%, due 07/20/38	1,997,857
5,111,661	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.94%, due 03/14/36	4,673,592
2,248,521	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.94%, due 12/08/36	2,167,891
1,249,326	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.49%, due 05/10/36	1,210,329
3,244,590	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	3,091,445
	Total Residential Mortgage-Backed Securities (Australian)	13,141,114
	Residential Mortgage-Backed Securities (European) — 3.7%
8,008,343	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.65%, due 09/20/66	6,630,107
5,567,832	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.63%, due 01/13/39	4,983,210
527,260	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, 3 mo. LIBOR + .07%, 0.60%, due 10/11/41	524,624

See accompanying notes to the financial statements.

9

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
3,394,208	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .04%, 0.31%, due 12/20/54	3,171,887
5,680,920	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.60%, due 12/10/43	5,432,095
2,738,700	Leek Finance Plc, Series 16A, Class A2B, 144A, 3 mo. LIBOR + .16%, 0.70%, due 09/21/37	2,706,383
2,876,193	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .11%, 0.49%, due 11/15/38	2,329,717
2,618,217	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.64%, due 09/15/39	2,159,505
2,700,000	Permanent Master Issuer Plc, Series 06-1, Class 5A, 3 mo. LIBOR + .11%, 0.64%, due 07/15/33	2,620,080
4,500,000	Permanent Master Issuer Plc, Series 07-1, Class 4A, 3 mo. LIBOR + .08%, 0.61%, due 10/15/33	4,399,200
	Total Residential Mortgage-Backed Securities (European)	34,956,808
	Residential Mortgage-Backed Securities (United States) — 0.0%
165,176	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, 1 mo. LIBOR + .25%, 0.51%, due 07/25/30	160,504
	Student Loans — 1.0%
2,741,903	College Loan Corp. Trust, Series 07-1, Class A1, 3 mo. LIBOR + .01%, 0.51%, due 01/25/23	2,714,484
3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.75%, due 01/25/24	3,100,372
154,139	Goal Capital Funding Trust, Series 06-1, Class A1, 3 mo. LIBOR, 0.32%, due 08/25/20	153,753
397,338	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, 3 mo. LIBOR + .04%, 0.58%, due 06/20/15	397,024
3,073,134	National Collegiate Student Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .15%, 0.41%, due 02/25/26	3,038,561
406,902	National Collegiate Student Loan Trust, Series 06-1, Class A2, 1 mo. LIBOR + .14%, 0.40%, due 08/25/23	396,730
	Total Student Loans	9,800,924
	Total Asset-Backed Securities	429,282,855

See accompanying notes to the financial statements.

10

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Par Value ($) / Principal Amount		Description	Value ($)
		Foreign Government Obligations — 4.4%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46(a)	41,650,116
		U.S. Government — 45.9%
	121,622,328	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11(b)(c)	123,133,120
	150,000,000	U.S. Treasury Note, 1.38%, due 01/15/13	152,812,500
	55,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	39,552,865
	65,000,000	U.S. Treasury Strip Coupon, due 05/15/22	45,586,060
	105,000,000	U.S. Treasury Strip Coupon, due 08/15/22	72,902,655
		Total U.S. Government	433,987,200
		U.S. Government Agency — 0.1%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	839,288
		TOTAL DEBT OBLIGATIONS (COST $996,263,851)	905,759,459
		OPTIONS PURCHASED — 9.3%
		Currency Options — 0.1%
EUR	3,000,000	EUR Call/CHF Put, Expires 06/16/15, Strike 1.56	772,383
		Options on Interest Rate Swaps — 9.2%
EUR	450,000,000	EUR Swaption Call, Expires 10/29/10, Strike 1.50%	3,051,476
EUR	650,000,000	EUR Swaption Call, Expires 12/13/10, Strike 1.30%	2,816,274
USD	350,000,000	USD Swaption Call, Expires 09/20/10, Strike 3.25%	22,900,500
USD	350,000,000	USD Swaption Call, Expires 09/20/10, Strike 4.00%	45,957,800
USD	450,000,000	USD Swaption Call, Expires 08/04/11, Strike 0.96%	1,426,050
USD	450,000,000	USD Swaption Put, Expires 08/04/11, Strike 0.96%	910,800
USD	64,000,000	USD Swaption Straddle, Expires 04/23/18, Strike TBD	3,273,984
USD	64,000,000	USD Swaption Straddle, Expires 04/10/18, Strike TBD	3,277,888
USD	64,000,000	USD Swaption Straddle, Expires 05/01/18, Strike TBD	3,267,392
		Total Options on Interest Rate Swaps	86,882,164
		TOTAL OPTIONS PURCHASED (COST $39,746,935)	87,654,547

See accompanying notes to the financial statements.

11

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2010 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 12.2%
	Money Market Funds — 7.4%
46,331,907	State Street Institutional Liquid Reserves Fund-Institutional Class	46,331,907
23,710,150	State Street Institutional Treasury Plus Money Market Fund-Institutional Class	23,710,150
	Total Money Market Funds	70,042,057
	U.S. Government — 4.8%
10,000,000	U.S. Treasury Bill, 0.15%, due 09/16/10(d)	9,999,333
35,000,000	U.S. Treasury Bill, 0.13%, due 09/09/10(d)	34,998,911
	Total U.S. Government	44,998,244
	TOTAL SHORT-TERM INVESTMENTS (COST $115,040,301)	115,040,301
	TOTAL INVESTMENTS — 117.4% (Cost $1,151,051,087)	1,108,454,307
	Other Assets and Liabilities (net) — (17.4%)	(164,490,555)
	TOTAL NET ASSETS — 100.0%	$943,963,752

See accompanying notes to the financial statements.

12

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

A summary of outstanding financial instruments at August 31, 2010 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value
GBP	26,972,500	Barclays, 0.56%, dated 08/25/10, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 10/08/10.	$(41,367,040)
			$(41,367,040)

Average balance outstanding	$(30,986,254)
Average interest rate	0.61%
Maximum balance outstanding	$(41,664,414)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Forward Currency Contracts

Settlement Date	Counterparty	Deliver/ Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys †
9/21/10	Deutsche Bank AG	NZD	45,600,000	$31,749,721	$865,198
9/21/10	Royal Bank of Scotland PLC	NZD	65,000,000	45,257,278	(1,160,340)
				$77,006,999	$(295,142)
Sales #
9/21/10	Royal Bank of Scotland PLC	NZD	55,300,000	$38,503,499	$348,580
9/21/10	Deutsche Bank AG	NZD	55,300,000	38,503,500	368,206
				$77,006,999	$716,786

†  Fund buys foreign currency; sells USD.

#  Fund sells foreign currency; buys USD.

See accompanying notes to the financial statements.

13

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
12,960	Euro Dollar 90 Day	March 2011	$3,224,610,000	$17,133,120
Sales
2,830	Euro Dollar 90 Day	September 2011	$702,759,750	$(670,951)
12,960	Euro Dollar 90 Day	March 2012	3,208,248,000	(32,033,313)
2,800	EuroSwiss Interest Rate 3 Months	December 2010	687,968,481	266,746
			$4,598,976,231	$(32,437,518)

Written Options

A summary of open written option contracts for the Fund at August 31, 2010 is as follows:

	Notional Amounts	Expiration Date		Description	Premiums	Market Value
Call	3,000,000	6/14/2013	EUR	EUR Call/CHF Put,
				Strike 1.56%	$(1,097,998)	$(592,872)
Call	350,000,000	9/20/2010	USD	Interest Rate Swaption, Strike 3.50%	(8,435,000)	(30,569,350)
Call	350,000,000	9/20/2010	USD	Interest Rate Swaption, Strike 3.75%	(13,510,000)	(38,262,350)
Call	450,000,000	10/29/2010	EUR	Interest Rate Swaption, Strike 1.25%	(604,506)	(1,677,142)
Call	650,000,000	12/13/2010	EUR	Interest Rate Swaption, Strike 1.15%	(451,685)	(1,796,518)
					$(24,099,189)	$(72,898,232)

See accompanying notes to the financial statements.

14

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Deliverable on Default	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Market Value
13,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	0.16%	Eagle	13,000,000	USD	$12,038
							Creek
							CDO
7,000,000	USD	3/20/2013	Morgan Stanley	Receive	0.25%	1.9%	MS Synthetic 2006-1	7,000,000	USD	(290,218)
100,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.20%	0.26%	Reference security within CDX Index	N/A		(2,407,190)
50,000,000	USD	12/20/2012	Morgan Stanley	(Pay)	1.93%	0.85%	Reference security within CDX index	N/A		(1,416,666)
96,449,886	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.16%	Reference security within CDX Index	96,449,886	USD	1,362,562
250,769,703	USD	12/20/2012	Morgan Stanley	Receive	0.71%	0.16%	Reference security within CDX Index	250,769,703	USD	3,542,660
										$803,186
								Premiums to (Pay) Receive		$—

^  Receive - Fund receives premium and sells credit protection.
  (Pay) - Fund pays premium and buys credit protection.

See accompanying notes to the financial statements.

15

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

(1)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of August 31, 2010, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e.. higher) credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Market Value
105,000,000	USD	8/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	$(17,726,812)
65,000,000	USD	5/15/2022	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(11,071,673)
55,000,000	USD	11/15/2021	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(10,903,681)
600,000,000	CHF	5/27/2011	Credit Suisse	(Pay)	0.16%	3 Month CHF LIBOR	232,858
900,000,000	USD	11/12/2012	Barclays	(Pay)	0.88%	3 Month USD LIBOR	(2,286,721)
378,000,000	USD	11/13/2015	JP Morgan Chase Bank	Receive	1.77%	3 Month USD LIBOR	1,729,255
907,000,000	USD	11/13/2012	JP Morgan Chase Bank	(Pay)	0.80%	3 Month USD LIBOR	(797,175)
378,000,000	USD	11/12/2015	Barclays	Receive	1.89%	3 Month USD LIBOR	3,995,035
25,000,000	GBP	12/7/2046	Merrill Lynch	(Pay)	4.36%	6 month GBP LIBOR	(6,314,403)
							$(43,143,317)
						Premiums to (Pay) Receive	$—

#  Receive - Fund receives fixed rate and pays variable rate.
  (Pay) - Fund pays fixed rate and receives variable rate.

As of August 31, 2010, for forward currency contracts, futures contracts, swap agreements and written options, if any, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

16

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2010 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

TBD - To Be Determined

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2010, which are subject to change based on the terms of the security.

(a)  All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(c)  All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 4).

(d)  Rate shown represents yield-to-maturity.

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

NZD - New Zealand Dollar

USD - United States Dollar

See accompanying notes to the financial statements.

17

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $1,151,051,087) (Note 2)	$1,108,454,307
Receivable for investments sold	1,216,943
Interest receivable	2,102,026
Unrealized appreciation on open forward currency contracts (Note 4)	1,581,984
Receivable for open swap contracts (Note 4)	10,874,408
Receivable for expenses reimbursed by Manager (Note 5)	27,311
Total assets	1,124,256,979
Liabilities:
Payable for investments purchased	9,187,195
Payable to affiliate for (Note 5):
Trustees and Chief Compliance Officer of GMO Trust fees	1,552
Payable for variation margin on open futures contracts (Note 4)	1,490,680
Unrealized depreciation on open forward currency contracts (Note 4)	1,160,340
Interest payable for open swap contracts	538,078
Payable for open swap contracts (Note 4)	53,214,539
Payable for reverse repurchase agreements (Note 2)	41,367,040
Written options outstanding, at value (premiums $24,099,189) (Note 4)	72,898,232
Miscellaneous payable (Note 4)	296,089
Accrued expenses	139,482
Total liabilities	180,293,227
Net assets	$943,963,752
Shares outstanding:	42,581,196
Net asset value per share:	$22.17

See accompanying notes to the financial statements.

18

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2010 (Unaudited)

Investment Income:
Interest	$8,408,590
Dividends	47,135
Total investment income	8,455,725
Expenses:
Interest expense (Note 2)	110,353
Custodian, fund accounting agent and transfer agent fees	72,220
Audit and tax fees	52,624
Legal fees	26,680
Trustees fees and related expenses (Note 5)	9,785
Miscellaneous	7,636
Total expenses	279,298
Fees and expenses reimbursed by Manager (Note 5)	(151,800)
Expense reductions (Note 2)	(1,331)
Net expenses	126,167
Net investment income (loss)	8,329,558
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	19,352,397
Closed futures contracts	2,380,803
Closed swap contracts	19,524,744
Written options	3,161,020
Foreign currency, forward contracts and foreign currency related transactions	1,385,243
Net realized gain (loss)	45,804,207
Change in net unrealized appreciation (depreciation) on:
Investments	78,945,725
Open futures contracts	(15,950,905)
Written options	(50,490,658)
Open swap contracts	(33,826,781)
Foreign currency, forward contracts and foreign currency related transactions	4,714,761
Net unrealized gain (loss)	(16,607,858)
Net realized and unrealized gain (loss)	29,196,349
Net increase (decrease) in net assets resulting from operations	$37,525,907

See accompanying notes to the financial statements.

19

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2010 (Unaudited)	Year Ended February 28, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,329,558	$16,695,839
Net realized gain (loss)	45,804,207	50,943,742
Change in net unrealized appreciation (depreciation)	(16,607,858)	131,254,348
Net increase (decrease) in net assets from operations	37,525,907	198,893,929
Cash distributions to shareholders	—	(71,650,000)
Net share transactions (Note 9):	(19,358,545)	8,072,776
Total increase (decrease) in net assets	18,167,362	135,316,705
Net assets:
Beginning of period	925,796,390	790,479,685
End of period	$943,963,752	$925,796,390

See accompanying notes to the financial statements.

20

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2010		Year Ended February 28/29,
	(Unaudited)		2010		2009		2008		2007		2006
Net asset value, beginning of period	$21.30		$18.35		$25.68		$25.99		$25.23		$25.17
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.39		0.76		1.41		1.36		0.96
Net realized and unrealized gain (loss)	0.68		4.24		(8.09)		(1.72)		(0.60)		(0.90)
Total from investment operations	0.87		4.63		(7.33)		(0.31)		0.76		0.06
Less distributions to shareholders:
From cash distributions	—		(1.68)		—		—		—		—
Total distributions	—		(1.68)		—		—		—		—
Net asset value, end of period	$22.17		$21.30		$18.35		$25.68		$25.99		$25.23
Total Return(a)	4.08	%**	27.20%		(28.54)%		(1.19)%		3.01%		0.24%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$943,964		$925,796		$790,480		$1,478,176		$1,750,067		$1,012,277
Net operating expenses to average daily net assets	0.00	%*(c)	0.00	%(b)(c)	0.00	%(b)	0.00	%(b)	0.00	%(b)	0.00	%(b)
Interest expense to average daily net assets(d)	0.03	%*	0.05%		—		0.07%		0.00%		—
Total net expenses to average daily net assets	0.03	%*(c)	0.05	%*(c)	0.00	%(b)	0.07%		0.00	%(b)	0.00	%(b)
Net investment income (loss) to average daily net assets	1.77	%*	1.98%		3.19%		5.38%		5.36%		3.84%
Portfolio turnover rate	16	%**	55%		59%		41%		93%		31%
Fees and expenses reimbursed by the Manager to average daily net assets	0.03	%*	0.04%		0.04%		0.02%		0.03%		0.03%
Redemption fees consisted of the following per share amounts:†	$0.00	(e)	$0.00	(e)	$0.01		—		—		—

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes redemption fees which are borne by the shareholder.

(b)  Ratio is less than 0.01%.

(c)  The net expense ratio does not include the effect of expense reductions (Note 2).

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  There were no redemption fees during the period.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2010 (Unaudited)

1.  Organization

GMO World Opportunity Overlay Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with multiple series. The Fund is non-diversified as the term is defined in the 1940 Act. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund's investment program has two principal components. One component of the Fund's investment program involves the use of derivatives to seek to exploit misvaluations in world interest rates, currencies, and credit markets, and to add value relative to the Fund's benchmark. The other component of the Fund's investment program involves direct investments, primarily in asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities ("STRIPS"), Inflation-Protected Securities issued by the U.S. Treasury ("TIPS"), Treasury Securities, and global bonds).

To add value relative to the Fund's benchmark, the Manager employs proprietary quantitative and other models to seek to identify and estimate the relative misvaluation of interest rate, currency, and credit markets. Based on such estimates, the Fund establishes its positions, mainly by using derivatives, across global interest rate, currency, and credit markets. Derivative positions taken by the Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indexes. As a result of its derivative positions, the Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets.

The Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments, and commercial paper and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund's fixed income securities may include all types of interest rate, payment, and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and may continue to have material exposure to below investment grade securities. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of the date of this report, shares of the Fund are principally available for purchase by other GMO Funds and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been consistently followed by the Fund in preparing its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. dollars.

Portfolio valuation

Securities listed on a securities exchange (other than exchange-listed options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price as of the close of regular trading on the New York Stock Exchange ("NYSE") or, (iii) if there is no such reported sale or official closing price, at the most recent quoted bid price or broker bid in the event the Manager deems the over-the-counter ("OTC") market to be a better indicator of market value. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Non-emerging market debt instruments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Shares of open-end investment companies are generally valued at their net asset value. Derivatives and other securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Although the goal of fair valuation is to determine the amount the owner of the securities might reasonably expect to receive upon their current sale, because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. During the period ended August 31, 2010, the Manager has evaluated the Fund's OTC derivatives contracts and determined that no reduction in value was warranted on account of the creditworthiness of a counterparty. See note 4 for a further discussion on valuation of derivative financial instruments.

Typically the Fund values debt instruments based on the most recent bid supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices are available for securities held by the Fund, those alternative sources are not typically part of the valuation process and would not necessarily confirm the security price used by the Fund. Therefore, the existence of those alternative sources does not necessarily provide greater certainty about the prices used by the Fund.

23

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

As of August 31, 2010, the total value of securities held for which no alternative pricing source was available represented 5.1% of the net assets of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a three-level hierarchy. The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations determined using other significant direct or indirect observable inputs. These inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves and similar data. The Fund also used third party valuation services (which use industry models and market data from pricing vendors) to value certain credit default swaps.

Level 3 – Valuations based primarily on inputs that are unobservable and significant. The Fund used the following fair value techniques on Level 3 investments: The Fund valued certain debt securities using indicative bids received from primary pricing sources. The Fund used non-conventional models to value certain derivative contracts. The Fund also used third party valuation services to value certain credit default swaps using unobservable inputs.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments:

ASSET VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset-Backed Securities	$—	$103,030,959	$326,251,896	$429,282,855
Foreign Government Obligations	—	41,650,116	—	41,650,116
U.S. Government	152,812,500	281,174,700	—	433,987,200
U.S. Government Agency	—	839,288	—	839,288
TOTAL DEBT OBLIGATIONS	152,812,500	426,695,063	326,251,896	905,759,459
Options Purchased	—	77,835,283	9,819,264	87,654,547
Short-Term Investments	70,042,057	44,998,244	—	115,040,301
Total Investments	222,854,557	549,528,590	336,071,160	1,108,454,307

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

ASSET VALUATION INPUTS — continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Swap Agreements
Credit Risk	$—	$4,905,222	$12,038	$4,917,260
Interest Rate Risk	—	5,957,148	—	5,957,148
Futures Contracts
Interest Rate Risk	17,399,866	—	—	17,399,866
Forward Currency Contracts
Foreign Exchange Risk	—	1,581,984	—	1,581,984
Total	$240,254,423	$561,972,944	$336,083,198	$1,138,310,565

LIABILITY VALUATION INPUTS

Description	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Derivatives
Written Options
Foreign Exchange Risk	$—	$(592,872)	$—	$(592,872)
Interest Rate Risk	—	(72,305,360)	—	(72,305,360)
Swap Agreements
Credit Risk	—	(3,823,856)	(290,218)	(4,114,074)
Interest Rate Risk	—	(49,100,465)	—	(49,100,465)
Futures Contracts
Interest Rate Risk	(32,704,264)	—	—	(32,704,264)
Forward Currency Contracts
Foreign Exchange Risk	—	(1,160,340)	—	(1,160,340)
Total	$(32,704,264)	$(126,982,893)	$(290,218)	$(159,977,375)

25

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The aggregate net values of the Fund's direct investments in securities and other financial instruments using Level 3 inputs were 35.6% and less than 0.1% of total net assets, respectively.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2010	Net Purchases/ (Sales)	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfers out of Level 3*		Balances as of August 31, 2010
Debt Obligations
Asset-Backed Securities	$393,274,023	$(86,416,733)	$(7,716)	$(158,960)	$22,955,490	$—		$(3,394,208	)**	$326,251,896
Purchased Options	—	—	—	—	632,064	9,187,200	**	—		9,819,264
Swaps	1,615,442	—	(186,934)	186,934	(812,255)	—		(1,081,367	)**	(278,180)
Total	$394,889,465	$(86,416,733)	$(194,650)	$27,974	$22,775,299	$9,187,200		$(4,475,575)		$335,792,980

*  The Fund recognizes investments and derivatives transferred into Level 3 at the value at the beginning of the period and transferred out of Level 3 at the value at the end of the period.

**  Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are translated to U.S. dollars based on 4 p.m. New York time exchange rates each business day. Income and expenses denominated in foreign currencies are translated at 4 p.m. New York time exchange rates on the business day the income and expenses are accrued or incurred. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily so that their market value is at least equal to the amount owed to the Fund by the seller. If the seller of a repurchase agreement defaults or enters into insolvency proceedings and/or the value of the

26

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

securities subject to the repurchase agreement is insufficient, the Fund's recovery of cash from the seller may be delayed and the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. The Fund had no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund's portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer's bankruptcy or insolvency, the Fund's use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund's right to repurchase the securities. As of August 31, 2010, the Fund had received $26,972,500 from reverse repurchase agreements relating to securities with a market value, plus accrued interest, of $42,033,005. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation indexed bonds are included in the Fund's gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though

27

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes

The Fund has elected to be treated as a partnership for U.S. federal income tax purposes. As a partnership, the Fund is not itself subject to federal income tax. Instead, each shareholder is required to take into account in determining its tax liability, its distributive share of items of Fund income, gain, loss, deduction, credit, and tax preference for each taxable year substantially as though such items have been realized directly by the shareholder and without regard to whether any distribution by the Fund has been or will be received. Accordingly, no provision (benefit) for U.S. federal and state income taxes is reflected in the accompanying financial statements.

Taxes on foreign interest and dividend income are generally withheld at the statutory rate. The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. Transaction based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes.

As of August 31, 2010, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,151,051,087	$78,193,833	$(120,790,613)	$(42,596,780)

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. The tax laws of the United States and non-U.S. countries are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns it has filed and the tax positions it has adopted. The Fund did not have any unrecognized tax benefits or liabilities at period-end, nor did it have any increases or decreases in unrecognized tax benefits or liabilities for the period ended August 31, 2010 that would materially impact its operations or financial position. For U.S. federal and state tax filings, the tax years which are generally subject to examination by the relevant U.S. federal and state tax authorities include the years ended February 28, 2007 through the current year.

28

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

Distributions

Because the Fund has elected to be treated as a partnership for U.S. federal income tax purposes, it is not required to make distributions to its shareholders. It is the policy of the Fund to declare and pay distributions as determined by the Trustees (or their delegates). Distributions made by the Fund, in any, other than distributions made in partial or complete redemption of shareholders' interests in the Fund, are reported in the Fund's financial statements as cash distributions to shareholders.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Fund's policy is that security transactions are accounted for on the following business day. The Manager may override that policy and the Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation indexed securities is adjusted for inflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Fund uses the identified cost basis for purposes of determining the cost basis.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

State Street Bank and Trust Company ("State Street") serves as the Fund's custodian, fund accounting agent and transfer agent. State Street's fees may be reduced by an earnings allowance calculated on the average daily cash balances the Fund maintains with State Street. The Fund receives the benefit of the earnings allowance. Expense reimbursements are reported as a reduction of expenses in the Statement of Operations.

Purchases and redemptions of Fund shares

For the period ended August 31, 2010, the Fund did not charge a premium on cash purchases or fee on cash redemptions of the amount invested or redeemed. Purchase premiums and redemption fees are paid to and retained by a Fund to help offset non-de minimis estimated portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) incurred by the Fund as a result of the purchase or redemption. The Fund may impose a new purchase premium and/or redemption fee, or modify or eliminate an existing fee, at any time. Purchase premiums are not charged on reinvestments of distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired

29

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

(e.g., by direct purchase or by reinvestment of dividends or other distributions). If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion. The Manager also may waive or reduce the purchase premium or redemption fee relating to a cash purchase or redemption of the Fund's shares if the Fund will not incur transaction costs or will incur reduced transaction costs. The Manager will waive or reduce the purchase premium relating to the in-kind portion of a purchase of the Fund's shares except to the extent of estimated or known transaction costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. In-kind redemptions are generally not subject to redemption fees except when they include a cash component. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may charge a redemption fee equal to known or estimated costs. Purchase premiums or redemption fees will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the GMO Trust to transmit orders for purchases and redemptions to the Manager the day after those orders are received by the broker or agent.

3.  Investment risks

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund were diversified. The principal risks of investing in the Fund are summarized below. This summary is not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

• Market Risk — Fixed Income Securities — Typically, the value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads on asset-backed and other fixed income securities.

• Leveraging Risk — The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

• Credit and Counterparty Risk — The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund's securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. This risk is particularly pronounced for the Fund because it typically uses OTC derivatives, including swap contracts

30

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

with longer term maturities, and may have significant exposure to a single counterparty. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

• Liquidity Risk — Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Fund will honor a redemption request in-kind.

• Derivatives Risk — The use of derivatives involves the risk that their value may not correlate with the value of the relevant underlying assets, rates or indices. Derivatives also present other Fund risks, including market risk, liquidity risk, currency risk, and credit and counterparty risk.

• Focused Investment Risk — Focusing investments in countries, regions, sectors or companies with high positive correlations to one another creates additional risk. This risk may be particularly pronounced for the Fund because of its exposure to asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans and home equity loans).

Other principal risks of an investment in the Fund include Foreign Investment Risk (risk that the market prices of foreign securities will fluctuate more rapidly and to a greater extent than those of U.S. securities, which may adversely affect the value of the Fund's foreign investments); Currency Risk (risk that fluctuations in exchange rates will adversely affect the value of the Fund's foreign currency holdings and investments denominated in foreign currencies); Market Disruption and Geopolitical Risk (risk that geopolitical events will increase market volatility and have adverse long-term effects on U.S. and world economies and markets generally); Large Shareholder Risk (risk that shareholders of the Fund, such as institutional investors, asset allocation funds, or other GMO Funds, will disrupt the Fund's operations by purchasing or redeeming Fund shares in large amounts and/or on a frequent basis); and Management and Operational Risk (risk that the Manager's strategies and techniques will fail to produce the desired results and that deficiencies in the Manager's or a service provider's internal systems or controls will cause losses for the Fund or hinder Fund operations).

The most significant market risk for Funds investing in fixed income securities is that the securities in which they invest experience severe credit downgrades, illiquidity, and declines in market value during periods of adverse market conditions, such as those that occurred in 2008. These risks apply to the Fund because it invests in asset-backed securities. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service

31

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds the credit support. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Many asset-backed securities owned by the Fund that were once rated investment grade are now rated below investment grade as of the date of this Report.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on the asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the value of asset-backed and other fixed income securities. There can be no assurance these conditions will not occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. A single financial institution may serve as a trustee for multiple asset-backed securities. As a result, a disruption in that institution's business may have a material impact on multiple investments.

32

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

4.  Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund's portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives to effect transactions intended as a substitute for securities lending.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund also may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund's exposure to the credit of an issuer through the debt instrument, but adjust the Fund's interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. The Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The use of derivatives involves risks different from, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives contracts typically can be closed out only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies, but may not be able to enforce them. Because the contract for each OTC derivative

33

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund and if that occurs, the Fund may decide not to pursue its claims against the counterparty rather than incur the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

Sometimes, the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives that do not provide for the counterparty's obligations to be secured by collateral (e.g., foreign currency forwards; see "Currency Risk" below), that require collateral but the Fund's security interest in it is not perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation, and there can be no assurance that the pricing models employed by the Fund's third-party valuation services and/or the Manager will produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, improper valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund's net asset value. At August 31, 2010, amounts reported as a miscellaneous payable include amounts that were calculated by the Fund as being owed to Lehman Brothers upon the termination of the contracts pursuant to the terms of those contracts. The amounts reported as payable are subject to settlement discussions with Lehman Brothers' bankruptcy estate and may vary significantly upon final settlement with the estate.

There can be no assurance that the Fund's use of derivatives will be effective or will have the desired results. Moreover, suitable derivatives are not available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is

34

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the manager may decide not to use derivatives to hedge or otherwise reduce the Fund's risk exposures.

Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund's forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. During the period ended August 31, 2010, the Fund used forward currency contracts to adjust exposure to foreign currencies and otherwise adjust currency exchange rate risk. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund's futures contracts is marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded on the Statement of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk

35

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

that it may not be able to enter into a closing transaction due to an illiquid market. During the period ended August 31, 2010, the Fund used futures contracts to adjust interest-rate exposure and enhance the diversity and liquidity of the portfolio. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. During the period ended August 31, 2010, the Fund used purchased option contracts to adjust exposure to currencies and otherwise adjust currency exchange rate risk, as well as to enhance the diversity and liquidity of the portfolio and to adjust interest rate exposure. Option contracts purchased by the Fund and outstanding at the end of the period are listed in the Fund's Schedule of Investments.

The Fund may write (i.e., sell) call and put options. Writing options alters the Fund's exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g. index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. During the period ended August 31, 2010, the Fund used written option contracts to adjust exposure to currencies and otherwise adjust currency exchange rate risk, as well as to enhance the diversity and liquidity of the portfolio and to adjust interest rate exposure. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in

36

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statement of Operations.

For the period ended August 31, 2010, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Future Contracts	Premiums	Principal Amount of Contracts	Number of Future Contracts	Premiums
Outstanding, beginning of period	(1,023,000,000)	(6,000)	$(18,989,081)	(4,838,000,000)	(16,000)	$(15,976,151)
Options written	(167,750,000)	—	(3,773,236)	(760,000,000)	—	(25,465,498)
Options bought back	925,750,000	2,000	14,699,190	2,045,000,000	16,000	16,635,551
Options expired	265,000,000	4,000	8,063,127	1,750,000,000	—	706,909
Options sold	—	—	—	—	—	—
Outstanding, end of period	—	—	$—	(1,803,000,000)	—	$(24,099,189)

Exchange-listed options are valued at the most recent bid price for long positions and most recent ask price for short positions. The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest, (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security or basket of securities), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

37

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer's failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer's bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The Fund prices its swap agreements daily using models that may incorporate quotations from market makers and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on financial markets. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type

38

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. During the period ended August 31, 2010, the Fund used swap agreements to adjust interest rate exposure, achieve exposure to a reference entity's credit, and/or provide a measure of protection against default loss. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of derivative instruments on the Statement of Assets and Liabilities as of August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Investments, at value (purchased options)	$86,882,164	$772,383	$—	$—	$—	$87,654,547
Unrealized appreciation on futures contracts*	17,399,866	—	—	—	—	17,399,866
Unrealized appreciation on forward currency contracts	—	1,581,984	—	—	—	1,581,984
Unrealized appreciation on swap agreements	5,957,148	—	4,917,260	—	—	10,874,408
Total	$110,239,178	$2,354,367	$4,917,260	$—	$—	$117,510,805
Liabilities:
Written options outstanding	$(72,305,360)	$(592,872)	$—	$—	$—	$(72,898,232)
Unrealized depreciation on futures contracts*	(32,704,264)	—	—	—	—	(32,704,264)
Unrealized depreciation on forward currency contracts	—	(1,160,340)	—	—	—	(1,160,340)
Unrealized depreciation on swap agreements	(49,100,465)	—	(4,114,074)	—	—	(53,214,539)
Total	$(154,110,089)	$(1,753,212)	$(4,114,074)	$—	$—	$(159,977,375)

39

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the period ended August 31, 2010^:

	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Net Realized Gain (Loss) on:
Investments (purchased options)	$22,786,311	$(3,218,212)	$—	$—	$—	$19,568,099
Written options	(6,063,386)	9,224,406	—	—	—	3,161,020
Futures contracts	2,380,803	—	—	—	—	2,380,803
Forward currency contracts	—	2,269,773	—	—	—	2,269,773
Swap contracts	19,337,810	—	186,934	—	—	19,524,744
Total	$38,441,538	$8,275,967	$186,934	$—	$—	$46,904,439
Change in Unrealized Appreciation (Depreciation) on:
Investments (purchased options)	$(21,511,512)	$49,244,208	$—	$—	$—	$27,732,696
Written options	27,384,975	(77,875,633)	—	—	—	(50,490,658)
Futures contracts	(15,950,905)	—	—		—	(15,950,905)
Forward currency contracts	—	4,445,470	—	—	—	4,445,470
Swap contracts	(33,014,525)	—	(812,256)	—	—	(33,826,781)
Total	$(43,091,967)	$(24,185,955)	$(812,256)	$—	$—	$(68,090,178)

^  As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund's investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

*  The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts and futures contracts), or notional amounts (swap agreements), or principal amounths (options) outstanding at each month-end, was as follows for the period ended August 31, 2010:

	Forward Currency Contracts	Futures Contracts	Swap Agreements	Options
Average amount outstanding	$267,054,646	$4,282,269,146	$2,973,451,654	$7,425,563,016

40

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

5.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. The Manager has contractually agreed to reimburse the Fund for the portion of the Fund's total annual operating expenses that exceed 0.00% of the Fund's average daily net assets (the "Expense Reimbursement Amount") exclusive of "Excluded Fund Fees and Expenses." "Excluded Fund Fees and Expenses" means fees and expenses of the independent Trustees of the Trust and their independent counsel, fees and expenses for legal services the Manager for the Trust has not undertaken to pay, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), brokerage commissions, securities-lending fees and expenses, interest expense, transfer taxes, and other investment-related costs (including expenses associated with investments in any company that is an investment company (including an exchange-traded fund) or would be an investment company under the 1940 Act, but for the exceptions to the definition of investment company provided in Sections 3(c)(1) and 3(c)(7) of the 1940 Act), hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes). The Fund's contractual expense limitation will continue through at least June 30, 2011, and may not be terminated prior to this date without consent by the Fund's Board of Trustees.

The Fund's portion of the fees paid by the Trust to the Trust's independent Trustees and their legal counsel and CCO during the period ending August 31, 2010 was $9,785 and $3,496, respectively. The compensation and expenses of the CCO are included in miscellaneous expenses in the Statement of Operations. The Fund paid no remuneration to any other officer of the Trust.

6.  Purchases and sales of securities

For the period ended August 31, 2010, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$110,382,227	$—
Investments (non-U.S. Government securities)	34,627,353	176,639,389

7.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Manager is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

41

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2010 (Unaudited)

8.  Principal shareholders and related parties

As of August 31, 2010, 55.83% of the outstanding shares of the Fund were held by one shareholder. On that date, no other shareholder owned more than 10% of the outstanding shares of the Fund. The shareholder is another fund of the Trust.

As of August 31, 2010, no shares of the Fund were held by senior management of the Manager and GMO Trust officers and all of the Fund's shares were held by accounts for which the Manager had investment discretion.

9.  Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2010 (Unaudited)		Year Ended February 28, 2010
	Shares	Amount	Shares	Amount
Shares sold	245,567	$5,450,000	1,866,157	$38,085,686
Shares repurchased	(1,138,842)	(24,808,545)	(1,477,996)	(30,012,910)
Net increase (decrease)	(893,275)	$(19,358,545)	388,161	$8,072,776

42

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2010 (Unaudited)

In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2010, the Trustees, all but one of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust but also noted that the interests of the funds overlapped to a considerable extent.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. At a meeting held on May 18, 2010, the full Board of Trustees met with representatives of the Manager to discuss, among other things, the strengths and limitations of various methods for evaluating fund performance. At a meeting on May 19, 2010 with their independent legal counsel and the Trust's independent Chief Compliance Officer, the Trustees who are not "interested persons" of the Trust (the "Independent Trustees") discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of their considering the renewal of the Fund's investment management agreement. At the conclusion of this meeting, the Independent Trustees instructed their independent legal counsel to request additional information from the Manager, and the Manager responded at or prior to a meeting of the Trustees on June 10, 2010. In addition, at the meeting of the Trustees on June 10, 2010, representatives of the Manager, including executive and investment personnel, met with the Trustees to answer questions and provide additional information.

The Trustees met over the course of the year with the Manager's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund's portfolio and the level of skill required. In evaluating that information, the Trustees focused particularly on the Manager's internal resources and the time and attention devoted by the Manager's senior management to the Fund. The Trustees also considered the business reputation of the Manager and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to funds managed by other managers deemed by third-party data services to have similar objectives. The Trustees reviewed the Fund's performance, including information as to performance in relation to risk, over various periods, including one-, three- and five-year periods and for the life of the Fund, information prepared by the third-party data services, various statistical measures of the Fund's performance, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay a management fee to the Manager under the Fund's investment management agreement. The Trustees also considered so-called "fallout benefits" to the Manager, primarily the possible reputational value derived from serving as

43

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2010 (Unaudited)

investment manager to the Fund. The Trustees considered the ability of the funds of the Trust to establish a public record of their performance also to be a potential fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients, entering into sub-advisory relationships with other fund groups, and/or expanding existing client relationships. The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of exchange-traded funds ("ETFs") and other funds in which it may invest.

In assessing the nature and quality of the services provided by the Manager, the Trustees considered a range of factors in addition to performance. The Trustees considered the rigor and discipline with which the Manager manages the Fund and the extent and quality of the resources, including human resources, brought to bear by the Manager. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices with respect to the execution of portfolio transactions. Finally, the Trustees also considered the Manager's practices and record with respect to the resolution of trading, net asset value determination, and other similar errors.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that legal counsel had advised that, in their experience, the standard of care set forth in the investment management agreement was typical for mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and shareholder services. The Trustees considered the Manager's oversight of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

Following their review, on June 10, 2010, the Independent Trustees in their capacity as such, and then all Trustees voting together, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2010.

44

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2010 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2010.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2010 through August 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.03%	$1,000.00	$1,040.80	$0.15
2) Hypothetical	0.03%	$1,000.00	$1,025.05	$0.15

*  Expenses are calculated using the annualized net expense ratio (including interest expense) for the six months ended August 31, 2010, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

45

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)  Not applicable to this registrant.

(b)         Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

	Date:	November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

	Date:	November 4, 2010

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

	Date:	November 4, 2010